Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 45.0% Value
Communications Services  4.7%
76,964 Alphabet, Inc., Class A $ 18,709,948
99,259 Alphabet, Inc., Class C 24,174,529
43,180 AT&T, Inc. 1,219,403
48,150 CarGurus, Inc.
a
1,792,624
67,979 Comcast Corporation 2,135,900
15,056 E.W. Scripps Company
a
37,038
887 Electronic Arts, Inc. 178,908
2,031 Fox Corporation, Class A 128,075
1,239 Fox Corporation, Class B 70,982
585 Globalstar, Inc.
a
21,288
1,761 Iridium Communications, Inc. 30,747
7,369 Liberty Global, Ltd., Class A
a
84,449
819 Liberty Media Corporation-Liberty
Formula One
a
85,545
240 Liberty Media Corporation-Liberty
Live Group
a
23,273
565 Madison Square Garden
Entertainment Corporation
a
35,098
116 Madison Square Garden Sports
Corporation
a
26,332
3,552 Magnite, Inc.
a
77,363
16,221 Match Group, Inc. 572,926
51,442 Meta Platforms, Inc. 37,777,976
10,637 Netflix, Inc.
a
12,752,912
6,462 New York Times Company 370,919
17,509 News Corporation, Class A 537,701
46,937 Pinterest, Inc.
a
1,509,963
111 Reddit, Inc.
a
25,529
8,085 ROBLOX Corporation
a
1,119,934
671 Sirius XM Holdings, Inc. 15,618
6,875 Spotify Technology SA
a
4,798,750
2,509 T-Mobile US, Inc. 600,604
595 Trade Desk, Inc.
a
29,161
49,345 Uniti Group, Inc. 301,991
19,146 Verizon Communications, Inc. 841,467
11,224 Walt Disney Company 1,285,148
140,857 Warner Brothers Discovery, Inc.
a
2,750,937
55,777 Warner Music Group Corporation 1,899,765
Total 116,022,803
Consumer Discretionary  5.4%
3,174 Adient plc
a
76,430
97,725 ADT, Inc. 851,185
4,419 Advance Auto Parts, Inc. 271,327
183,369 Amazon.com, Inc.
a
40,262,331
9,034 American Axle & Manufacturing
Holdings, Inc.
a
54,294
3,315 American Eagle Outfitters, Inc. 56,720
33,296 Aptiv plc
a
2,870,781
893 Aramark 34,291
166 Asbury Automotive Group, Inc.
a
40,579
349 Autoliv, Inc. 43,101
6,681 Bath & Body Works, Inc. 172,103
504 Booking Holdings, Inc. 2,721,232
6,463 Boot Barn Holdings, Inc.
a
1,071,048
11,541 BorgWarner, Inc. 507,342
350 Bright Horizons Family Solutions,
Inc.
a
37,999
193 Brinker International, Inc.
a
24,449
575 Buckle, Inc. 33,730
13,149 Build-A-Bear Workshop, Inc. 857,446
687 CarMax, Inc.
a
30,826
42,369 Carnival Corporation
a
1,224,888
96 Carvana Company
a
36,215
41 Cavco Industries, Inc.
a
23,810
Shares Common Stock  45.0% Value
Consumer Discretionary  5.4% - continued
6,497 Champion Homes, Inc.
a
$ 496,176
3,404 Chewy, Inc.
a
137,692
10,499 Columbia Sportswear Company 549,098
3,728 Coursera, Inc.
a
43,655
525 Crocs, Inc.
a
43,864
13,292 D.R. Horton, Inc. 2,252,595
2,354 Dana, Inc. 47,174
188 Darden Restaurants, Inc. 35,788
6,858 Deckers Outdoor Corporation
a
695,195
254 Domino's Pizza, Inc. 109,654
29,029 DoorDash, Inc.
a
7,895,598
483 Dorman Products, Inc.
a
75,290
71 Dutch Bros, Inc.
a
3,716
1,486 eBay, Inc. 135,152
5,304 Etsy, Inc.
a
352,133
19,411 Expedia Group, Inc. 4,149,101
925 Five Below, Inc.
a
143,098
22,643 Ford Motor Company 270,810
2,397 Fox Factory Holding Corporation
a
58,223
3,965 Frontdoor, Inc.
a
266,805
5,505 Gap, Inc. 117,752
1,683 Garmin, Ltd. 414,388
2,521 Garrett Motion, Inc. 34,336
379 General Motors Company 23,108
9,192 Gentex Corporation 260,134
2,036 GigaCloud Technology, Inc.
a
57,822
7,838 Goodyear Tire & Rubber
Company
a
58,628
3,445 Grand Canyon Education, Inc.
a
756,246
514 Group 1 Automotive, Inc. 224,880
5,367 Hasbro, Inc. 407,087
13,599 Hilton Worldwide Holdings, Inc. 3,528,125
29,188 Home Depot, Inc. 11,826,686
4,886 Installed Building Products, Inc. 1,205,181
10,060 Laureate Education, Inc.
a
317,292
7,691 La-Z-Boy, Inc. 263,955
477 Lear Corporation 47,991
224 Lithia Motors, Inc. 70,784
11,477 Lowe's Companies, Inc. 2,884,285
435 Lululemon Athletica, Inc.
a
77,400
172 M/I Homes, Inc.
a
24,844
10,738 Mattel, Inc.
a
180,721
1,671 McDonald's Corporation 507,800
4,010 MGM Resorts International
a
138,987
8,519 Modine Manufacturing Company
a
1,211,061
1,282 Mohawk Industries, Inc.
a
165,275
1,904 Murphy USA, Inc. 739,247
1,901 National Vision Holdings, Inc.
a
55,490
96 NVR, Inc.
a
771,327
14,042 O'Reilly Automotive, Inc.
a
1,513,868
328 Planet Fitness, Inc.
a
34,046
2,481 Pool Corporation 769,284
420 PulteGroup, Inc. 55,495
980 Ralph Lauren Corporation 307,289
352 Red Rock Resorts, Inc. 21,493
17,680 Ross Stores, Inc. 2,694,255
23 Royal Caribbean Cruises, Ltd. 7,442
1,452 Service Corporation International/
US 120,835
11,977 SharkNinja, Inc.
a
1,235,428
2,940 Sonos, Inc.
a
46,452
86,884 Sony Group Corporation ADR 2,501,390
2,383 Stoneridge, Inc.
a
18,158
568 Strategic Education, Inc. 48,854
687 Tapestry, Inc. 77,782

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  45.0% Value
Consumer Discretionary  5.4% - continued
290 Taylor Morrison Home Corporation
a
$ 19,143
42,272 Tesla, Inc.
a
18,799,204
199 Texas Roadhouse, Inc. 33,064
635 Toll Brothers, Inc. 87,719
46 TopBuild Corporation
a
17,980
1,914 Travel + Leisure Company 113,864
541 Ulta Beauty, Inc.
a
295,792
72 United Parks & Resorts, Inc.
a
3,722
2,974 Universal Technical Institute, Inc.
a
96,804
264 Urban Outfitters, Inc.
a
18,858
1,266 Valvoline, Inc.
a
45,462
3,812 VF Corporation 55,007
1,707 Viking Holdings, Ltd.
a
106,107
662 Visteon Corporation 79,347
556 Wayfair, Inc.
a
49,667
8,982 Wingstop, Inc. 2,260,590
248 Winmark Corporation 123,447
35,790 Wyndham Hotels & Resorts, Inc. 2,859,621
6,779 Wynn Resorts, Ltd. 869,542
1,221 Yum! Brands, Inc. 185,592
Total 131,006,379
Consumer Staples  1.2%
3,664 Albertsons Companies, Inc. 64,157
2,859 Altria Group, Inc. 188,865
1,331 Archer-Daniels-Midland Company 79,514
713 BellRing Brands, Inc.
a
25,918
11,518 BJ's Wholesale Club Holdings,
Inc.
a
1,074,053
2,865 Casey's General Stores, Inc. 1,619,642
1,488 Central Garden & Pet Company,
Class A
a
43,941
1,958 Church & Dwight Company, Inc. 171,579
7,042 Colgate-Palmolive Company 562,937
6,168 Conagra Brands, Inc. 112,936
406 Costco Wholesale Corporation 375,806
225,273 Coty, Inc.
a
910,103
1,657 Darling Ingredients, Inc.
a
51,152
271 e.l.f. Beauty, Inc.
a
35,902
663 Ingredion, Inc. 80,959
9,731 J & J Snack Foods Corporation 935,052
5,428 John B. Sanfilippo & Son, Inc. 348,912
122,890 Kenvue, Inc. 1,994,505
56,022 Keurig Dr Pepper, Inc. 1,429,121
900 Kimberly-Clark Corporation 111,906
445 Kraft Heinz Company 11,588
1,418 Kroger Company 95,587
2,765 Maplebear, Inc.
a
101,641
1,970 Marzetti Company 340,396
1,412 McCormick & Company, Inc. 94,477
3,892 Monster Beverage Corporation
a
261,970
4,724 Philip Morris International, Inc. 766,233
613 Primo Brands Corporation 13,547
9,881 Procter & Gamble Company 1,518,216
124 Sprouts Farmers Markets, Inc.
a
13,491
44,790 Sysco Corporation 3,688,009
3,695 Turning Point Brands, Inc. 365,288
1,278 Tyson Foods, Inc. 69,395
55,645 Unilever plc ADR 3,298,636
1,440 US Foods Holding Corporation
a
110,333
18,564 Vita Coco Company, Inc.
a
788,413
79,764 Walmart, Inc. 8,220,478
Total 29,974,658
Shares Common Stock  45.0% Value
Energy  1.3%
32,645 Antero Midstream Corporation $ 634,619
3,754 Antero Resources Corporation
a
125,984
2,684 APA Corporation 65,168
2,054 Archrock, Inc. 54,041
12,677 Baker Hughes Company 617,623
597 Cactus, Inc. 23,564
610 California Resources Corporation 32,440
4,983 Cheniere Energy, Inc. 1,170,905
1,267 Chevron Corporation 196,752
648 Chord Energy Corporation 64,392
3,214 Civitas Resources, Inc. 104,455
56,994 ConocoPhillips 5,391,063
67,670 Devon Energy Corporation 2,372,510
5,058 DHT Holdings, Inc. 60,443
1,656 DT Midstream, Inc. 187,227
102,830 Enterprise Products Partners, LP 3,215,494
6,738 EOG Resources, Inc. 755,465
1,824 EQT Corporation 99,280
3,625 Expand Energy Corporation 385,120
58,951 Exxon Mobil Corporation 6,646,725
2,547 Gulfport Energy Corporation
a
460,956
60,105 Halliburton Company 1,478,583
10,322 Hess Midstream, LP 356,625
1,551 HF Sinclair Corporation 81,179
28,087 Kinder Morgan, Inc. 795,143
1,443 Kodiak Gas Services, Inc. 53,348
18,188 Kosmos Energy, Ltd.
a
30,192
11,318 Marathon Petroleum Corporation 2,181,431
5,348 Matador Resources Company 240,286
870 Noble Corporation plc 24,604
948 Occidental Petroleum Corporation 44,793
2,153 Oceaneering International, Inc.
a
53,351
2,587 Oil States International, Inc.
a
15,677
2,602 ONEOK, Inc. 189,868
7,598 Ovintiv, Inc. 306,807
1,266 Par Pacific Holdings, Inc.
a
44,842
6,280 Permian Resources Corporation 80,384
647 Phillips 66 88,005
3,124 Range Resources Corporation 117,587
304 Ranger Energy Services, Inc. 4,268
3,513 Ring Energy, Inc.
a
3,829
19,154 Shell plc ADR 1,370,086
1,130 SM Energy Company 28,216
2,223 Talos Energy, Inc.
a
21,319
135 Targa Resources Corporation 22,618
43,961 TechnipFMC plc 1,734,261
302 Valero Energy Corporation 51,419
92 Weatherford International plc 6,296
14,098 Williams Companies, Inc. 893,108
Total 32,982,351
Financials  6.1%
288 1st Source Corporation 17,729
2,410 Affiliated Managers Group, Inc. 574,616
1,198 Affirm Holdings, Inc.
a
87,550
712 Aflac, Inc. 79,530
14,928 AGNC Investment Corporation 146,145
11,813 Allstate Corporation 2,535,660
13,283 Ally Financial, Inc. 520,694
10,562 Amalgamated Financial
Corporation 286,758
4,269 Amerant Bancorp, Inc. 82,264
13,669 American Express Company 4,540,295
26,541 American International Group, Inc. 2,084,530
6,016 Ameriprise Financial, Inc. 2,955,360

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  45.0% Value
Financials  6.1% - continued
590 Ameris Bancorp $ 43,253
489 AMERISAFE, Inc. 21,438
3,676 Annaly Capital Management, Inc. 74,292
2,623 Arch Capital Group, Ltd. 237,985
8,877 Ares Management Corporation 1,419,344
3,460 Arthur J. Gallagher & Company 1,071,700
2,303 Artisan Partners Asset
Management, Inc. 99,950
14,650 Associated Banc-Corp 376,651
632 Assurant, Inc. 136,891
7,514 Atlantic Union Bankshares
Corporation 265,169
873 Axis Capital Holdings, Ltd. 83,633
148,364 Bank of America Corporation 7,654,099
5,634 Bank of N.T. Butterfield & Son, Ltd. 241,811
30,078 Bank of New York Mellon
Corporation 3,277,299
757 Bank OZK 38,592
1,003 BankFinancial Corporation 12,066
2,058 BankUnited, Inc. 78,533
1,292 Bar Harbor Bankshares 39,354
1,446 BCB Bancorp, Inc. 12,551
13,977 Beacon Financial Corporation 331,395
4,551 Berkshire Hathaway, Inc.
a
2,287,970
447 BlackRock, Inc. 521,144
985 Blackstone Mortgage Trust, Inc. 18,134
1,288 Block, Inc.
a
93,084
7,156 Blue Owl Capital, Inc. 121,151
935 Bread Financial Holdings, Inc. 52,145
12,690 Bridgewater Bancshares, Inc.
a
223,344
2,080 Brown & Brown, Inc. 195,083
1,357 Burke & Herbert Financial Services
Corporation 83,713
1,769 Business First Bancshares, Inc. 41,766
5,604 Byline Bancorp, Inc. 155,399
297 C&F Financial Corporation 19,958
1,448 Cadence Bank 54,358
2,444 California BanCorp
a
40,766
155 Camden National Corporation 5,981
561 Capital City Bank Group, Inc. 23,444
25,350 Capital One Financial Corporation 5,388,903
7,629 Capitol Federal Financial, Inc. 48,444
773 Carlyle Group, Inc. 48,467
118 Cathay General Bancorp 5,665
3,714 Central Pacific Financial
Corporation 112,683
72,027 Charles Schwab Corporation 6,876,418
10,308 Chubb, Ltd. 2,909,433
991 Cincinnati Financial Corporation 156,677
4,542 Citigroup, Inc. 461,013
1,021 Citizens Financial Group, Inc. 54,276
1,818 Civista Bancshares, Inc. 36,924
1,483 CNB Financial Corporation 35,889
2,897 CNO Financial Group, Inc. 114,576
955 Coinbase Global, Inc.
a
322,303
1,737 Colony Bankcorp, Inc. 29,546
4,765 Columbia Banking System, Inc. 122,651
1,245 Comerica, Inc. 85,307
1,169 Commerce Bancshares, Inc. 69,859
98 Community Financial System, Inc. 5,747
3,483 Community Trust Bancorp, Inc. 194,874
529 Community West Bancshares 11,024
1,160 ConnectOne Bancorp, Inc. 28,780
519 Cullen/Frost Bankers, Inc. 65,794
171 Dave, Inc.
a
34,089
Shares Common Stock  45.0% Value
Financials  6.1% - continued
126 Diamond Hill Investment Group,
Inc. $ 17,641
6,856 Donnelley Financial Solutions, Inc.
a
352,604
2,484 Dynex Capital, Inc. 30,528
1,664 East West Bancorp, Inc. 177,133
980 Eastern Bankshares, Inc. 17,787
1,430 Enact Holdings, Inc. 54,826
2,750 Enova International, Inc.
a
316,498
4,332 Enterprise Financial Services
Corporation 251,169
2,069 Equitable Holdings, Inc. 105,064
423 Equity Bancshares, Inc. 17,216
2,859 Essent Group, Ltd. 181,718
477 Euronet Worldwide, Inc.
a
41,885
609 Evercore, Inc. 205,428
2,487 F.N.B. Corporation 40,066
1,668 Farmers National Banc
Corporation 24,036
2,063 Federal Agricultural Mortgage
Corporation 346,543
4,110 Federated Hermes, Inc. 213,432
1,086 Fidelity National Information
Services, Inc. 71,611
2,054 Fifth Third Bancorp 91,506
3,853 Financial Institutions, Inc. 104,802
2,294 First American Financial
Corporation 147,367
3,097 First Bancorp/Puerto Rico 68,289
1,151 First Citizens BancShares, Inc./NC 2,059,323
4,150 First Financial Bancorp 104,788
682 First Financial Bankshares, Inc. 22,949
1,924 First Financial Corporation 108,591
419 First Hawaiian, Inc. 10,404
5,399 First Horizon Corporation 122,071
1,595 First Internet Bancorp 35,776
15 First Interstate BancSystem, Inc. 478
1,701 First Merchants Corporation 64,128
1,770 First Mid-Illinois Bancshares, Inc. 67,048
560 FirstCash Holdings, Inc. 88,715
3,804 Fiserv, Inc.
a
490,450
889 Flagstar Financial, Inc. 10,268
2,760 Flushing Financial Corporation 38,116
809 Flywire Corporation
a
10,954
3,310 Franklin Resources, Inc. 76,560
18,627 Fulton Financial Corporation 347,021
3,410 Genworth Financial, Inc.
a
30,349
25,320 Glacier Bancorp, Inc. 1,232,324
466 Global Life, Inc. 66,624
580 Global Payments, Inc. 48,186
3,252 Great Southern Bancorp, Inc. 199,185
76 Hamilton Lane, Inc. 10,244
536 Hancock Whitney Corporation 33,559
252 Hanover Insurance Group, Inc. 45,771
2,655 HarborOne Bancorp, Inc. 36,108
1,874 Hartford Insurance Group, Inc. 249,973
194 HBT Financial, Inc. 4,889
1,682 Heritage Financial Corporation 40,688
324 Home Bancorp, Inc. 17,601
1,333 Home BancShares, Inc. 37,724
2,795 Hometrust Bancshares, Inc. 114,427
5,560 Horizon Bancorp, Inc. 89,016
14,106 Houlihan Lokey, Inc. 2,896,244
4,069 Huntington Bancshares, Inc./OH 70,272
43 Independent Bank Corporation/MA 2,974
2,135 Independent Bank Corporation/MI 66,132
23,654 Intercontinental Exchange, Inc. 3,985,226

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  45.0% Value
Financials  6.1% - continued
45,940 Invesco, Ltd. $ 1,053,864
99 Jack Henry & Associates, Inc. 14,744
703 Jackson Financial, Inc. 71,165
18,151 Janus Henderson Group plc 807,901
618 Jefferies Financial Group, Inc. 40,430
48,303 JPMorgan Chase & Company 15,236,215
6,330 Kearny Financial Corporation/MD 41,588
131,063 KeyCorp 2,449,567
1,707 Ladder Capital Corporation 18,623
3,012 Lazard, Inc. 158,973
1,864 LendingClub Corporation
a
28,314
2,354 Lincoln National Corporation 94,937
265 Loews Corporation 26,603
1,325 M&T Bank Corporation 261,847
471 MarketAxess Holdings, Inc. 82,072
4,635 Marsh & McLennan Companies,
Inc. 934,092
3,398 Mastercard, Inc. 1,932,816
1,594 Mercantile Bank Corporation 71,730
30,009 MetLife, Inc. 2,471,841
32,641 MGIC Investment Corporation 926,025
2,155 Midland States Bancorp, Inc. 36,937
7,424 MidWestOne Financial Group, Inc. 210,025
2,326 Moody's Corporation 1,108,292
699 Morningstar, Inc. 162,175
1,566 MSCI, Inc. 888,564
25,586 Nasdaq, Inc. 2,263,082
1,478 National Bank Holdings
Corporation 57,110
7,714 NMI Holdings, Inc.
a
295,755
1,720 Northeast Community Bancorp,
Inc. 35,380
9,682 Northern Trust Corporation 1,303,197
3,882 Northfield Bancorp, Inc. 45,808
22,580 Northwest Bancshares, Inc. 279,766
1,485 OceanFirst Financial Corporation 26,091
4,405 OFG Bancorp 191,573
52,653 Old National Bancorp 1,155,733
15,798 Old Republic International
Corporation 670,941
12,461 Old Second Bancorp, Inc. 215,388
11,755 OneMain Holdings, Inc. 663,687
1,197 Orange County Bancorp, Inc. 30,176
1,114 Origin Bancorp, Inc. 38,455
2,151 Orrstown Financial Services, Inc. 73,091
413 Palomar Holdings, Inc.
a
48,218
21 Park National Corporation 3,413
672 Paymentus Holdings, Inc.
a
20,563
849 PCB Bancorp 17,829
1,510 Peoples Bancorp, Inc./OH 45,285
583 Peoples Financial Services
Corporation 28,340
711 Pinnacle Financial Partners, Inc. 66,685
274 PNC Financial Services Group,
Inc. 55,055
3,250 Popular, Inc. 412,783
1,190 Principal Financial Group, Inc. 98,663
5,823 Progressive Corporation 1,437,990
715 Prosperity Bancshares, Inc. 47,440
14,268 Provident Financial Services, Inc. 275,087
1,248 Prudential Financial, Inc. 129,468
4,669 Radian Group, Inc. 169,111
2,343 Regions Financial Corporation 61,785
800 Reinsurance Group of America,
Inc. 153,704
175 RenaissanceRe Holdings, Ltd. 44,438
Shares Common Stock  45.0% Value
Financials  6.1% - continued
261 Renasant Corporation $ 9,628
1,572 Repay Holdings Corporation
a
8,222
12,689 Rithm Capital Corporation 144,528
14,586 RLI Corporation 951,299
43,069 Robinhood Markets, Inc.
a
6,166,619
3,282 S&P Global, Inc. 1,597,382
15,505 SEI Investments Company 1,315,599
238 ServisFirst Bancshares, Inc. 19,166
4,922 Shore Bancshares, Inc. 80,770
1,173 Sierra Bancorp 33,911
3,792 Simmons First National
Corporation 72,693
17,376 Sony Financial Group, Inc. ADR
a,b
96,347
819 Southern Missouri Bancorp, Inc. 43,047
1,073 SouthState Bank Corporation 106,088
932 Starwood Property Trust, Inc. 18,053
2,404 StepStone Group, Inc. 157,005
1,419 Stifel Financial Corporation 161,014
545 StoneX Group, Inc.
a
55,001
1,277 Synchrony Financial 90,731
2,450 Synovus Financial Corporation 120,246
685 Third Coast Bancshares, Inc.
a
26,009
16,247 Toast, Inc.
a
593,178
679 Tompkins Financial Corporation 44,957
2,042 Towne Bank/Portsmouth, VA 70,592
5,325 TPG RE Finance Trust, Inc. 45,582
534 TPG, Inc. 30,678
11,863 Tradeweb Markets, Inc. 1,316,556
24,430 Triumph Financial, Inc.
a
1,222,477
4,201 Trustmark Corporation 166,360
1,588 U.S. Bancorp 76,748
690 UMB Financial Corporation 81,662
1,022 United Bankshares, Inc. 38,029
2,834 United Community Banks, Inc. 88,846
751 Unity Bancorp, Inc. 36,701
1,633 Univest Financial Corporation 49,023
2,731 Unum Group 212,417
3,219 Valley National Bancorp 34,121
1,463 Virtu Financial, Inc. 51,937
47,326 Visa, Inc. 16,156,150
435 WaFd, Inc. 13,176
1,576 Washington Trust Bancorp, Inc. 45,546
1,816 Webster Financial Corporation 107,943
106,900 Wells Fargo & Company 8,960,358
8,817 WesBanco, Inc. 281,527
929 Western Alliance Bancorp 80,563
11,259 Western Union Company 89,959
3 White Mountains Insurance Group,
Ltd. 5,015
192 Willis Towers Watson plc 66,326
2,977 Wintrust Financial Corporation 394,274
3,939 WisdomTree, Inc. 54,752
177 WSFS Financial Corporation 9,546
11,520 Zions Bancorp NA 651,802
Total 148,336,813
Health Care  4.3%
12,052 AbbVie, Inc. 2,790,520
66,447 ADMA Biologics, Inc.
a
974,113
16,824 Agilent Technologies, Inc. 2,159,360
623 Agios Pharmaceuticals, Inc.
a
25,007
93 Align Technology, Inc.
a
11,646
457 Alkermes plc
a
13,710
15,921 Amgen, Inc. 4,492,906
2,947 Amicus Therapeutics, Inc.
a
23,222

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  45.0% Value
Health Care  4.3% - continued
8,313 Amneal Pharmaceuticals, Inc.
a
$ 83,213
3,074 ANI Pharmaceuticals, Inc.
a
281,578
849 Anika Therapeutics, Inc.
a
7,981
1,192 Argenx SE ADR
a
879,172
446 Artivion, Inc.
a
18,884
2,358 Aurinia Pharmaceuticals, Inc.
a
26,056
70,000 Avantor, Inc.
a
873,600
1,088 Azenta, Inc.
a
31,247
460 Becton, Dickinson and Company 86,098
5,211 Biogen, Inc.
a
729,957
744 Biohaven, Ltd.
a
11,167
18,222 BioMarin Pharmaceutical, Inc.
a
986,904
3,309 Bio-Techne Corporation 184,080
24,927 Boston Scientific Corporation
a
2,433,623
256 Bruker Corporation 8,318
369 Cardinal Health, Inc. 57,918
1,830 CareDx, Inc.
a
26,608
3,192 Caribou Biosciences, Inc.
a
7,437
5,435 Cencora, Inc. 1,698,601
1,197 Charles River Laboratories
International, Inc.
a
187,283
6,951 Cigna Group 2,003,626
51,530 Concentra Group Holdings Parent,
Inc. 1,078,523
4,985 Cooper Companies, Inc.
a
341,772
13,860 CorVel Corporation
a
1,073,041
26,259 Danaher Corporation 5,206,109
3,203 Denali Therapeutics, Inc.
a
46,508
5,207 Dentsply Sirona, Inc. 66,077
14,387 Dexcom, Inc.
a
968,101
1,080 Doximity, Inc.
a
79,002
2,111 Dyne Therapeutics, Inc.
a
26,704
825 Edwards Lifesciences Corporation
a
64,160
10,791 Elanco Animal Health, Inc.
a
217,331
12,026 Eli Lilly & Company 9,175,838
3,053 Enanta Pharmaceuticals, Inc.
a
36,544
19,409 Encompass Health Corporation 2,465,331
2,300 Fate Therapeutics, Inc.
a
2,898
8,253 Fortrea Holdings, Inc.
a
69,490
1,084 GE HealthCare Technologies, Inc. 81,408
25,973 Gilead Sciences, Inc. 2,883,003
4,262 GoodRx Holdings, Inc.
a
18,028
4,083 Halozyme Therapeutics, Inc.
a
299,447
17,004 HealthEquity, Inc.
a
1,611,469
423 Henry Schein, Inc.
a
28,075
28 Hims & Hers Health, Inc.
a
1,588
4,253 IDEXX Laboratories, Inc.
a
2,717,199
3,075 Illumina, Inc.
a
292,033
5,066 Incyte Corporation
a
429,648
10,921 Indivior plc
a
263,305
404 Insmed, Inc.
a
58,180
1,668 Insulet Corporation
a
514,962
10,862 Intuitive Surgical, Inc.
a
4,857,812
892 Ionis Pharmaceuticals, Inc.
a
58,355
1,019 IQVIA Holding, Inc.
a
193,549
594 Jazz Pharmaceuticals, Inc.
a
78,289
46,537 Johnson & Johnson 8,628,891
5,292 Kura Oncology, Inc.
a
46,834
12,286 Labcorp Holdings, Inc. 3,526,819
1,893 Medpace Holdings, Inc.
a
973,305
28,923 Medtronic plc 2,754,627
56,167 Merck & Company, Inc. 4,714,096
13,558 Merit Medical Systems, Inc.
a
1,128,432
282 Mettler-Toledo International, Inc.
a
346,186
1,672 Myriad Genetics, Inc.
a
12,089
Shares Common Stock  45.0% Value
Health Care  4.3% - continued
6,887 Natera, Inc.
a
$ 1,108,600
2,975 Neurocrine Biosciences, Inc.
a
417,631
358 Option Care Health, Inc.
a
9,938
5,392 Organon & Company 57,587
9,857 Penumbra, Inc.
a
2,496,975
846 Perrigo Company plc 18,840
14,754 Pfizer, Inc. 375,932
595 Prestige Consumer Healthcare,
Inc.
a
37,128
10,664 Progyny, Inc.
a
229,489
2,065 Prothena Corporation plc
a
20,154
1,971 QIAGEN NV 88,064
673 Quest Diagnostics, Inc. 128,260
3,142 REGENXBIO, Inc.
a
30,320
7,861 Relay Therapeutics, Inc.
a
41,034
8,143 Repligen Corporation
a
1,088,475
155 ResMed, Inc. 42,428
39 Revvity, Inc. 3,418
105 Rigel Pharmaceuticals, Inc.
a
2,975
3,317 Rocket Pharmaceuticals, Inc.
a
10,813
17,867 Royalty Pharma plc 630,348
54,330 Sanofi SA ADR 2,564,376
432 SIGA Technologies, Inc. 3,953
1,052 Sotera Health Company
a
16,548
11,935 STERIS plc 2,953,196
30,822 Stevanato Group SPA 793,667
3,239 Stryker Corporation 1,197,361
112 Supernus Pharmaceuticals, Inc.
a
5,353
1,210 Teleflex, Inc. 148,056
3,098 Tenet Healthcare Corporation
a
629,018
2,383 Thermo Fisher Scientific, Inc. 1,155,803
32,261 Twist Bioscience Corporation
a
907,825
1,430 UFP Technologies, Inc.
a
285,428
215 United Therapeutics Corporation
a
90,130
9,564 UnitedHealth Group, Inc. 3,302,449
273 Universal Health Services, Inc. 55,812
1,056 Vaxcyte, Inc.
a
38,037
387 Veeva Systems, Inc.
a
115,291
13,352 Vericel Corporation
a
420,188
3,185 Vertex Pharmaceuticals, Inc.
a
1,247,373
29,207 Viatris, Inc. 289,149
2,054 Viemed Healthcare, Inc.
a
13,947
1,042 Viking Therapeutics, Inc.
a,c
27,384
24,145 Waystar Holding Corporation
a
915,578
3,555 West Pharmaceutical Services,
Inc. 932,583
3,245 Xencor, Inc.
a
38,064
1,448 Xenon Pharmaceuticals, Inc.
a
58,137
26,095 Zimmer Biomet Holdings, Inc. 2,570,358
Total 106,162,366
Industrials  4.7%
2,566 A.O. Smith Corporation 188,370
332 Acuity, Inc. 114,337
7,413 Advanced Drainage Systems, Inc. 1,028,183
1,741 AECOM 227,148
206 AGCO Corporation 22,056
465 Alaska Air Group, Inc.
a
23,148
1,300 Allegheny Technologies, Inc.
a
105,742
1,024 Allegion plc 181,606
1,727 Allison Transmission Holdings, Inc. 146,588
44,037 Amentum Holdings, Inc.
a
1,054,686
12,356 AMETEK, Inc. 2,322,928
1,841 API Group Corporation
a
63,275

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  45.0% Value
Industrials  4.7% - continued
311 Applied Industrial Technologies,
Inc. $ 81,187
715 Arcosa, Inc. 67,003
1,705 Armstrong World Industries, Inc. 334,197
15,590 Atmus Filtration Technologies, Inc. 702,953
6,277 Automatic Data Processing, Inc. 1,842,299
2,457 Axon Enterprise, Inc.
a
1,763,241
230 AZZ, Inc. 25,100
7,573 Badger Infrastructure Solutions,
Ltd. 334,002
25,783 Barrett Business Services, Inc. 1,142,703
1,877 Brady Corporation 146,462
77 Brink's Company 8,998
174 Broadridge Financial Solutions,
Inc. 41,442
21,132 BWX Technologies, Inc. 3,896,107
1,346 C.H. Robinson Worldwide, Inc. 178,210
7,803 Casella Waste Systems, Inc.
a
740,349
17,131 Caterpillar, Inc. 8,174,057
12,717 CECO Environmental Corporation
a
651,110
6,067 Clean Harbors, Inc.
a
1,408,879
208,176 CNH Industrial NV 2,258,710
1,113 Copart, Inc.
a
50,052
111 CSW Industrials, Inc. 26,945
111,563 CSX Corporation 3,961,602
620 Cummins, Inc. 261,869
1,388 Curtiss-Wright Corporation 753,601
67,287 Delta Air Lines, Inc. 3,818,537
3,372 DNOW, Inc.
a
51,423
618 Donaldson Company, Inc. 50,583
96 Dycom Industries, Inc.
a
28,009
1,512 EMCOR Group, Inc. 982,104
1,458 Energy Recovery, Inc.
a
22,482
28,277 Enerpac Tool Group Corporation 1,159,357
1,038 EnerSys 117,252
6,913 EnPro, Inc. 1,562,338
31,076 ExlService Holdings, Inc.
a
1,368,276
938 Expeditors International of
Washington, Inc. 114,989
143,209 Fastenal Company 7,022,969
8,177 Federal Signal Corporation 972,981
3,616 Ferguson Enterprises, Inc. 812,081
37,277 Flowserve Corporation 1,980,900
2,587 Fortive Corporation 126,737
1,067 Fortune Brands Innovations, Inc. 56,967
44,940 Gates Industrial Corporation plc
a
1,115,411
390 Generac Holdings, Inc.
a
65,286
8,951 General Dynamics Corporation 3,052,291
3,954 General Electric Company 1,189,442
260 Gorman-Rupp Company 12,067
5,708 Graco, Inc. 484,952
9,541 Great Lakes Dredge & Dock
Corporation
a
114,397
8,520 Helios Technologies, Inc. 444,148
36,006 Hexcel Corporation 2,257,576
764 HNI Corporation 35,793
14,540 Honeywell International, Inc. 3,060,670
10,675 Howmet Aerospace, Inc. 2,094,755
2,444 Hudson Technologies, Inc.
a
24,269
6,488 Huron Consulting Group, Inc.
a
952,244
410 ICF International, Inc. 38,048
503 IDEX Corporation 81,868
685 IES Holdings, Inc.
a
272,390
1,569 Ingersoll Rand, Inc. 129,631
239 Insteel Industries, Inc. 9,163
Shares Common Stock  45.0% Value
Industrials  4.7% - continued
1,931 ITT Corporation $ 345,186
15,506 Jacobs Solutions, Inc. 2,323,729
11,298 JB Hunt Transport Services, Inc. 1,515,853
1,696 Johnson Controls International plc 186,475
1,066 Kirby Corporation
a
88,958
6,096 Knight-Swift Transportation
Holdings, Inc. 240,853
4,244 Korn Ferry 296,995
11,226 L3Harris Technologies, Inc. 3,428,533
1,277 Legalzoom.com, Inc.
a
13,255
770 Leidos Holdings, Inc. 145,499
10,485 Limbach Holdings, Inc.
a
1,018,303
470 Lincoln Electric Holdings, Inc. 110,840
2,819 Lyft, Inc.
a
62,046
13,605 Masco Corporation 957,656
199 MasTec, Inc.
a
42,349
59,994 Masterbrand, Inc.
a
790,121
420 Maximus, Inc. 38,375
1,941 McGrath RentCorp 227,679
932 Middleby Corporation
a
123,891
6,765 Moog, Inc. 1,404,888
30,055 Mueller Water Products, Inc. 767,004
2,797 NEXTracker, Inc.
a
206,950
45 Nordson Corporation 10,213
17,765 nVent Electric plc 1,752,340
7,074 Old Dominion Freight Line, Inc. 995,878
547 Oshkosh Corporation 70,946
5,762 Otis Worldwide Corporation 526,820
9,050 Parker-Hannifin Corporation 6,861,257
122 Paylocity Holding Corporation
a
19,431
4,821 Pentair plc 533,974
492 Pitney Bowes, Inc. 5,614
155 Primoris Services Corporation 21,286
408 Quanta Services, Inc. 169,083
2,748 RBC Bearings, Inc.
a
1,072,517
213 Regal Rexnord Corporation 30,553
2,933 Republic Services, Inc. 673,065
5,262 Rockwell Automation, Inc. 1,839,227
68 Ryder System, Inc. 12,828
3,140 Schneider National, Inc. 66,442
2,290 Sensata Technologies Holding plc 69,960
7,524 Shoals Technologies Group, Inc.
a
55,753
398 SkyWest, Inc.
a
40,047
2,980 Southwest Airlines Company 95,092
334 SPX Technologies, Inc.
a
62,385
988 SS&C Technologies Holdings, Inc. 87,695
2,336 Stanley Black & Decker, Inc. 173,635
1,978 Sterling Construction Company,
Inc.
a
671,887
1,122 Textron, Inc. 94,798
1,705 Timken Company 128,182
1,420 Toro Company 108,204
1,172 Trane Technologies plc 494,537
14,595 TransUnion 1,222,769
4,920 Trex Company, Inc.
a
254,216
1,489 Trinity Industries, Inc. 41,752
50,767 Uber Technologies, Inc.
a
4,973,643
2,784 UFP Industries, Inc. 260,276
544 UL Solutions, Inc. 38,548
488 UniFirst Corporation/MA 81,589
3,398 Union Pacific Corporation 803,185
2,303 United Airlines Holdings, Inc.
a
222,240
17,559 United Parcel Service, Inc. 1,466,703
371 United Rentals, Inc. 354,179
2,108 Upwork, Inc.
a
39,146

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  45.0% Value
Industrials  4.7% - continued
3,210 Veralto Corporation $ 342,218
8,092 Verisk Analytics, Inc. 2,035,219
2,296 Verra Mobility Corporation
a
56,711
867 Wabtec Corporation 173,807
5,923 Waste Connections, Inc. 1,041,263
1,673 Waste Management, Inc. 369,449
1,931 Watsco, Inc. 780,703
114 WESCO International, Inc. 24,111
1,792 Xylem, Inc. 264,320
2,196 Zurn Elkay Water Solutions
Corporation 103,278
Total 116,039,943
Information Technology  13.8%
2,621 Adobe, Inc.
a
924,558
9,853 Advanced Micro Devices, Inc.
a
1,594,117
8,426 Agilysys, Inc.
a
886,837
951 Ambarella, Inc.
a
78,477
2,993 Amkor Technology, Inc. 85,001
40,103 Amphenol Corporation 4,962,746
3,989 Analog Devices, Inc. 980,097
171,206 Apple, Inc. 43,594,184
1,861 Applied Materials, Inc. 381,021
7,010 AppLovin Corporation
a
5,036,965
22,754 Arista Networks, Inc.
a
3,315,485
269 Arrow Electronics, Inc.
a
32,549
453 Astera Labs, Inc.
a
88,697
200 Atlassian Corporation
a
31,940
9,096 Autodesk, Inc.
a
2,889,526
640 Avnet, Inc. 33,459
6,073 Bel Fuse, Inc. 856,414
246 BILL Holdings, Inc.
a
13,031
11,501 BlackLine, Inc.
a
610,703
68,563 Broadcom, Inc. 22,619,619
2,195 Cadence Design Systems, Inc.
a
771,016
150 Calix, Inc.
a
9,206
18,509 CDW Corporation 2,948,114
676 Ciena Corporation
a
98,473
1,216 Cirrus Logic, Inc.
a
152,353
100,472 Cisco Systems, Inc. 6,874,294
16,873 Cognex Corporation 764,347
1,259 Cognizant Technology Solutions
Corporation 84,441
6,516 Coherent Corporation
a
701,904
3,584 CommScope Holding Company,
Inc.
a
55,480
626 CommVault Systems, Inc.
a
118,176
13,621 CompoSecure, Inc. 283,589
2,453 Corning, Inc. 201,220
6,630 Crane NXT Company 444,674
154 Credo Technology Group Holding,
Ltd.
a
22,424
89 CTS Corporation 3,555
2,952 CyberArk Software, Ltd.
a
1,426,259
869 Datadog, Inc.
a
123,746
8,703 Descartes Systems Group, Inc.
a
820,084
20,737 DigitalOcean Holdings, Inc.
a
708,376
1,793 DocuSign, Inc.
a
129,257
1,824 Dolby Laboratories, Inc. 132,003
33,612 Dropbox, Inc.
a
1,015,419
28,412 Dynatrace Holdings, LLC
a
1,376,561
2,407 Enphase Energy, Inc.
a
85,184
266 EPAM Systems, Inc.
a
40,110
879 F5, Inc.
a
284,084
3,231 Fabrinet
a
1,178,087
Shares Common Stock  45.0% Value
Information Technology  13.8% - continued
334 First Solar, Inc.
a
$ 73,657
8,233 Flex, Ltd.
a
477,267
7,311 Fortinet, Inc.
a
614,709
2,422 Gen Digital, Inc. 68,761
28,035 Gitlab, Inc.
a
1,263,818
10,449 Guidewire Software, Inc.
a
2,401,807
8,504 Hewlett Packard Enterprise
Company 208,858
2,752 HubSpot, Inc.
a
1,287,386
24,791 I3 Verticals, Inc.
a
804,716
4,028 Impinj, Inc.
a
728,061
166 Intapp, Inc.
a
6,789
23,984 International Business Machines
Corporation 6,767,325
482 IPG Photonics Corporation
a
38,170
465 Itron, Inc.
a
57,920
53,262 JFrog, Ltd.
a
2,520,890
4,075 Keysight Technologies, Inc.
a
712,799
639 KLA Corporation 689,225
2,298 Knowles Corporation
a
53,566
11,529 Lam Research Corporation 1,543,733
19,539 Lattice Semiconductor
Corporation
a
1,432,599
1,319 Littelfuse, Inc. 341,634
196 MACOM Technology Solutions
Holdings, Inc.
a
24,400
69 Manhattan Associates, Inc.
a
14,144
14,126 Marvell Technology, Inc. 1,187,573
1,561 Microchip Technology, Inc. 100,247
30,047 Micron Technology, Inc. 5,027,464
116,372 Microsoft Corporation 60,274,877
456 Mirion Technologies, Inc.
a
10,607
1,069 MKS, Inc. 132,310
398 Monday.com, Ltd.
a
77,089
764 Monolithic Power Systems, Inc. 703,369
4,433 Motorola Solutions, Inc. 2,027,167
3,608 Napco Security Technologies, Inc. 154,964
1,529 NetApp, Inc. 181,125
16,912 Nokia Oyj ADR 81,347
358,749 NVIDIA Corporation 66,935,388
1,411 NXP Semiconductors NV 321,327
1,238 ON Semiconductor Corporation
a
61,046
10,731 Onto Innovation, Inc.
a
1,386,660
23,929 Oracle Corporation 6,729,792
40,210 Palantir Technologies, Inc.
a
7,335,108
22,016 Pegasystems, Inc. 1,265,920
1,468 Plexus Corporation
a
212,405
242 Procore Technologies, Inc.
a
17,647
7,096 PTC, Inc.
a
1,440,630
236 Q2 Holdings, Inc.
a
17,084
3,340 Qorvo, Inc.
a
304,207
29,221 Qualcomm, Inc. 4,861,206
3,881 Salesforce, Inc. 919,797
72,767 Samsung Electronics Company,
Ltd. 4,362,406
13,367 SAP SE ADR 3,571,796
10,507 ServiceNow, Inc.
a
9,669,382
5,480 Silicon Laboratories, Inc.
a
718,592
2,785 Skyworks Solutions, Inc. 214,389
34,572 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 9,655,614
25,055 TD SYNNEX Corporation 4,102,756
1,656 TE Connectivity plc 363,542
697 Teledyne Technologies, Inc.
a
408,470
1,022 Tenable Holdings, Inc.
a
29,802

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  45.0% Value
Information Technology  13.8% - continued
2,046 Teradyne, Inc. $ 281,611
1,389 Texas Instruments, Inc. 255,201
23,061 Trimble, Inc.
a
1,882,931
19,314 TTM Technologies, Inc.
a
1,112,486
124 Twilio, Inc.
a
12,411
2,826 Tyler Technologies, Inc.
a
1,478,450
2,208 Unity Software, Inc.
a
88,408
1,292 Varonis Systems, Inc.
a
74,251
3,355 VeriSign, Inc. 937,957
22,276 Vontier Corporation 934,924
92,723 Weave Communications, Inc.
a
619,390
11,436 Western Digital Corporation 1,373,006
446 Zebra Technologies Corporation
a
132,533
11,591 Zoom Communications, Inc.
a
956,258
255 Zscaler, Inc.
a
76,413
Total 337,079,431
Materials  1.2%
868 Albemarle Corporation 70,377
2,687 Alcoa Corporation 88,375
37,588 Amcor plc 307,470
1,098 AptarGroup, Inc. 146,759
545 Avery Dennison Corporation 88,383
2,782 Avient Corporation 91,667
49,807 Axalta Coating Systems, Ltd.
a
1,425,476
558 Balchem Corporation 83,733
2,641 Ball Corporation 133,159
39,781 CF Industries Holdings, Inc. 3,568,356
8,403 Coeur Mining, Inc.
a
157,640
675 Commercial Metals Company 38,664
23,695 Constellium SE
a
352,582
3,778 Corteva, Inc. 255,506
23,255 Crown Holdings, Inc. 2,246,200
8,453 DuPont de Nemours, Inc. 658,489
14,199 Eastman Chemical Company 895,247
6,903 Ecolab, Inc. 1,890,456
17,538 Element Solutions, Inc. 441,431
702 FMC Corporation 23,608
48,556 Freeport-McMoRan, Inc. 1,904,366
5,124 Greif, Inc. 306,210
17,671 Hecla Mining Company 213,819
4,760 Huntsman Corporation 42,745
972 Ingevity Corporation
a
53,645
554 International Flavors & Fragrances,
Inc. 34,093
37,088 Ivanhoe Mines, Ltd.
a
393,345
1,242 Kaiser Aluminum Corporation 95,833
175 Knife River Corporation
a
13,452
949 Koppers Holdings, Inc. 26,572
4,592 Linde plc 2,181,200
1,970 Martin Marietta Materials, Inc. 1,241,652
895 Minerals Technologies, Inc. 55,597
9,682 Mosaic Company 335,772
467 MP Materials Corporation
a,c
31,322
35 NewMarket Corporation 28,987
5,150 Newmont Corporation 434,196
25,318 Nucor Corporation 3,428,817
1,781 O-I Glass, Inc.
a
23,100
28,083 Olin Corporation 701,794
3,434 Packaging Corporation of America 748,372
1,752 PPG Industries, Inc. 184,153
124 Reliance, Inc. 34,823
1,064 Royal Gold, Inc. 213,417
5,036 RPM International, Inc. 593,644
1,022 Scotts Miracle-Gro Company 58,203
Shares Common Stock  45.0% Value
Materials  1.2% - continued
1,908 Sealed Air Corporation $ 67,448
141 Sensient Technologies Corporation 13,233
2,478 Sonoco Products Company 106,777
1,901 Steel Dynamics, Inc. 265,056
531 Stepan Company 25,329
8,800 Tronox Holdings plc 35,376
3,190 Vulcan Materials Company 981,308
4,819 West Fraser Timber Company, Ltd. 327,596
Total 28,164,830
Real Estate  1.1%
1,540 Agree Realty Corporation 109,402
1,350 Alexandria Real Estate Equities,
Inc. 112,509
568 Alpine Income Property Trust, Inc. 8,049
4,730 AvalonBay Communities, Inc. 913,694
12,111 Brixmor Property Group, Inc. 335,232
36,101 Broadstone Net Lease, Inc. 645,125
1,400 CareTrust REIT, Inc. 48,552
643 CBL & Associates Properties, Inc. 19,663
24,070 CBRE Group, Inc.
a
3,792,469
4,364 Chatham Lodging Trust 29,282
5,565 Colliers International Group, Inc. 869,309
1,780 Compass, Inc.
a
14,293
17,942 CoStar Group, Inc.
a
1,513,767
5,376 Cousins Properties, Inc. 155,581
34,273 Crown Castle, Inc. 3,307,002
3,055 Curbline Properties Corporation 68,127
15,958 Cushman and Wakefield plc
a
254,051
687 Digital Realty Trust, Inc. 118,769
14,836 Easterly Government Properties,
Inc. 340,189
9,843 EPR Properties 570,992
53,352 Essential Properties Realty Trust,
Inc. 1,587,756
651 Essex Property Trust, Inc. 174,247
781 Extra Space Storage, Inc. 110,074
526 Federal Realty Investment Trust 53,289
6,084 First Industrial Realty Trust, Inc. 313,143
1,416 Getty Realty Corporation 37,991
557 Global Net Lease, Inc. 4,528
123,007 Healthcare Realty Trust, Inc. 2,217,816
50,718 Host Hotels & Resorts, Inc. 863,220
355 Howard Hughes Holdings, Inc.
a
29,170
7,286 Independence Realty Trust, Inc. 119,418
22,163 Industrial Logistics Properties Trust 129,210
9,115 Innovative Industrial Properties,
Inc. 488,382
7,697 InvenTrust Properties Corporation 220,288
613 Iron Mountain, Inc. 62,489
465 Jones Lang LaSalle, Inc.
a
138,700
2,098 Kimco Realty Corporation 45,841
107 Lamar Advertising Company 13,099
31,155 Millrose Properties, Inc. 1,047,120
50 National Health Investors, Inc. 3,975
25,916 National Storage Affiliates Trust 783,182
4,308 NetSTREIT Corporation 77,802
417 NNN REIT, Inc. 17,752
25,029 Outfront Media, Inc. 458,531
6,883 Park Hotels & Resorts, Inc. 76,264
2,392 Peakstone Realty Trust 31,383
15,730 Pebblebrook Hotel Trust 179,165
1,440 Postal Realty Trust, Inc. 22,594
445 RE/MAX Holdings, Inc.
a
4,196
723 Regency Centers Corporation 52,707

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  45.0% Value
Real Estate  1.1% - continued
1,263 Rexford Industrial Realty, Inc. $ 51,922
7,753 RLJ Lodging Trust 55,822
945 RMR Group, Inc. 14,865
647 Ryman Hospitality Properties 57,965
41,971 Sabra Health Care REIT, Inc. 782,339
4,824 Safehold, Inc. 74,724
516 SBA Communications Corporation 99,769
13,060 Sila Realty Trust, Inc. 327,806
141 Simon Property Group, Inc. 26,461
7,645 STAG Industrial, Inc. 269,792
6,406 Summit Hotel Properties, Inc. 35,169
29,606 Tanger, Inc. 1,001,867
13,756 Terreno Realty Corporation 780,653
2,341 VICI Properties, Inc. 76,340
10,196 Xenia Hotels & Resorts, Inc. 139,889
2,472 Zillow Group, Inc., Class A
a
184,016
2,687 Zillow Group, Inc., Class C
a
207,033
Total 26,775,821
Utilities  1.2%
81,185 AES Corporation 1,068,395
1,609 Alliant Energy Corporation 108,463
1,465 American States Water Company 107,414
1,515 American Water Works Company,
Inc. 210,873
438 Artesian Resources Corporation 14,277
582 Avista Corporation 22,005
4,080 Black Hills Corporation 251,287
11,398 Brookfield Infrastructure
Corporation 468,686
242 California Water Service Group 11,105
3,064 CenterPoint Energy, Inc. 118,883
6,831 Clearway Energy, Inc., Class A 183,959
7,089 Clearway Energy, Inc., Class C 200,264
100 Consolidated Edison, Inc. 10,052
9,052 Constellation Energy Corporation 2,978,742
32,607 Duke Energy Corporation 4,035,116
27,238 Edison International 1,505,717
52,492 Entergy Corporation 4,891,729
4,163 Essential Utilities, Inc. 166,104
24,785 Evergy, Inc. 1,884,156
3,409 Eversource Energy 242,516
5,321 Exelon Corporation 239,498
2,451 FirstEnergy Corporation 112,305
2,390 MDU Resources Group, Inc. 42,566
708 Middlesex Water Company 38,317
4,888 New Jersey Resources
Corporation 235,357
2,701 NiSource, Inc. 116,953
2,675 Northwestern Energy Group, Inc. 156,782
337 Otter Tail Corporation 27,624
56,661 PG&E Corporation 854,448
472 Pinnacle West Capital Corporation 42,319
38,761 Portland General Electric
Company 1,705,484
3,599 Spire, Inc. 293,390
65,255 UGI Corporation 2,170,381
758 Unitil Corporation 36,278
19,240 Vistra Energy Corporation 3,769,501
11,616 XPLR Infrastructure, LP 118,135
Total 28,439,081
Total Common Stock
(cost $727,469,499) 1,100,984,476
Shares
Registered Investment
Companies   35.5% Value
U.S. Affiliated   35.0%
5,244,250 Thrivent Core Emerging Markets
Equity Fund $ 61,619,934
5,373,009 Thrivent Core International Equity
Fund 69,043,162
148,220 Thrivent Core Low Volatility Equity
Fund 1,820,139
3,763,685 Thrivent Core Mid Cap Value Fund 43,131,835
1,437,001 Thrivent Core Small Cap Value
Fund 15,936,343
6,818,695 Thrivent Global Stock Portfolio 107,156,472
16,337,522 Thrivent International Equity
Portfolio 192,264,856
940,253 Thrivent International Index
Portfolio 15,462,926
5,850,447 Thrivent Large Cap Value Portfolio 136,468,115
6,535,728 Thrivent Mid Cap Stock Portfolio 127,065,013
4,701,556 Thrivent Small Cap Stock Portfolio 87,282,035
Total 857,250,830
U.S. Unaffiliated   0.5%
5,054 Invesco QQQ Trust Series 1 3,034,270
1,473 iShares Semiconductor ETF 399,360
10,828 SPDR S&P 500 ETF Trust 7,213,397
7,488 SPDR S&P Biotech ETF 750,297
3,096 SPDR S&P Software & Services
ETF 612,265
3,244 VanEck Semiconductor ETF 1,058,712
Total 13,068,301
Total Registered Investment
Companies (cost $689,682,310) 870,319,131
Principal
Amount Long-Term Fixed Income 4.2% Value
Commercial Mortgage-Backed
Securities  <0.1%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 175,000
5.180%,  3/25/2029, Ser.
K520, Class A2
d
181,027
Total 181,027
Mortgage-Backed Securities  2.3%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
448,699 2.000%,  5/1/2051 367,060
877,285 2.500%,  5/1/2051 749,221
431,848 3.500%,  5/1/2052 397,909
405,034 4.000%,  5/1/2052 385,253
129,829 5.000%,  7/1/2053 129,974
872,208 5.500%,  7/1/2053 888,764
737,810 5.000%,  8/1/2053 740,415
1,693,383 5.500%,  9/1/2053 1,730,921
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
138,246 2.500%,  7/1/2030 134,018
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
4,800,000 5.000%,  10/1/2040
e
4,849,439

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  4.2% Value
Mortgage-Backed Securities  2.3% - continued
$ 5,250,000 5.500%,  10/1/2040
e
$ 5,365,251
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
487,835 3.000%,  8/1/2038 462,923
443,086 3.500%,  5/1/2040 423,703
422,417 2.500%,  4/1/2042 377,367
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
833,798 3.000%,  1/1/2052 738,919
90,005 2.000%,  2/1/2051 73,629
133,825 2.000%,  2/1/2051 109,476
657,925 2.500%,  2/1/2051 562,129
478,749 2.500%,  2/1/2051 404,027
1,480,955 5.500%,  2/1/2055 1,508,011
1,189,773 2.000%,  3/1/2051 966,726
1,443,869 4.000%,  3/1/2051 1,384,974
254,067 2.000%,  3/1/2052 207,556
927,746 3.000%,  3/1/2052 822,405
569,456 3.000%,  4/1/2051 501,734
591,279 5.500%,  4/1/2054 603,450
568,085 3.000%,  5/1/2050 500,704
185,052 2.000%,  5/1/2051 150,659
423,261 3.000%,  5/1/2051 380,818
1,155,070 2.000%,  6/1/2050 941,411
347,705 3.000%,  6/1/2050 313,528
365,100 4.000%,  6/1/2052 345,062
112,688 5.000%,  6/1/2053 112,961
684,483 2.500%,  7/1/2051 586,629
291,948 3.500%,  7/1/2051 269,855
1,044,444 4.000%,  7/1/2052 987,124
307,495 3.500%,  8/1/2050 285,243
417,836 3.500%,  8/1/2052 383,075
2,951,152 4.500%,  8/1/2052 2,878,001
997,781 5.000%,  8/1/2053 1,000,194
944,215 6.000%,  8/1/2054 986,517
155,224 3.500%,  9/1/2052 143,198
124,949 3.500%,  9/1/2052 115,114
756,336 5.000%,  9/1/2052 756,960
790,598 4.500%,  9/1/2053 774,030
2,243,801 4.500%,  9/1/2053 2,189,219
660,339 4.000%,  10/1/2052 627,063
3,375,000 2.500%,  10/1/2055
e
2,842,896
180,570 2.000%,  11/1/2051 147,712
147,422 3.500%,  11/1/2052 136,449
737,312 2.000%,  12/1/2050 600,470
764,197 2.500%,  12/1/2051 651,785
354,564 4.500%,  12/1/2052 347,344
2,890,000 4.500%,  10/1/2048
e
2,802,889
4,717,907 5.000%,  10/1/2048
e
4,678,546
4,075,000 3.000%,  10/1/2049
e
3,578,670
625,000 3.500%,  10/1/2049
e
570,951
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
475,764 2.500%,  3/1/2062 387,987
151,419 3.500%,  7/1/2061 135,939
336,049 4.000%,  12/1/2061 314,525
Total 56,808,782
U.S. Government & Agencies  1.9%
U.S. Treasury Bonds
1,880,000 1.625%,  11/15/2050 1,008,738
Principal
Amount Long-Term Fixed Income  4.2% Value
U.S. Government & Agencies  1.9% - continued
$ 2,950,000 4.000%,  11/15/2052 $ 2,610,635
170,000 5.250%,  11/15/2028 177,962
3,030,000 1.375%,  11/15/2040 1,976,838
120,000 3.000%,  5/15/2042 97,355
2,413,000 2.500%,  5/15/2046 1,696,735
U.S. Treasury Notes
640,000 2.625%,  1/31/2026 637,156
3,330,000 2.500%,  2/28/2026 3,310,683
5,800,000 4.625%,  2/28/2026 5,816,041
2,600,000 4.500%,  3/31/2026 2,608,328
2,000,000 4.375%,  7/31/2026 2,009,594
2,200,000 3.875%,  5/31/2027 2,207,648
920,000 2.250%,  11/15/2027 894,413
300,000 0.750%,  1/31/2028 280,922
900,000 3.500%,  1/31/2028 897,609
1,700,000 3.625%,  3/31/2028 1,700,465
5,000,000 2.875%,  5/15/2028 4,906,445
5,200,000 4.375%,  8/31/2028 5,305,828
2,600,000 4.125%,  3/31/2029 2,639,609
125,000 0.875%,  11/15/2030 108,379
90,000 1.375%,  11/15/2031 77,899
2,500,000 2.875%,  5/15/2032 2,350,391
2,500,000 3.375%,  5/15/2033 2,401,367
Total 45,721,040
Total Long-Term Fixed Income
(cost $105,507,709) 102,710,849
Shares Private Equity Funds 2.1% Value
Secondary  2.1%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,a,b
8,461,098
1 ASF IX, LP
*,a,b
5,315,001
1 ASF VIII Sidecar (Cayman), LP
*,a,b
1,528,182
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,a,b
5,482,881
1 LCP X (Offshore), LP
*,a,b
17,916,484
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,a,b
12,637,253
Total 51,340,899
Total Private Equity Funds
(cost $39,989,304) 51,340,899
Shares
Collateral Held for Securities
Loaned <0.1% Value
54,170 Thrivent Cash Management Trust 54,170
Total Collateral Held for
Securities Loaned
(cost $54,170) 54,170
Shares or
Principal
Amount Short-Term Investments 14.0% Value
Federal Farm Credit Bank
Discount Notes
2,400,000 4.250%, 10/2/2025
f
2,399,463

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  14.0% Value
Federal Home Loan Bank Discount
Notes
100,000 4.230%, 10/3/2025
f,g
$ 99,966
900,000 4.258%, 10/8/2025
f,g
899,194
200,000 4.260%, 10/10/2025
f,g
199,776
4,100,000 4.250%, 10/24/2025
f,g
4,088,985
100,000 4.240%, 10/29/2025
f,g
99,675
1,700,000 4.150%, 11/3/2025
f,g
1,693,851
8,700,000 4.150%, 11/19/2025
f,g
8,653,721
2,600,000 3.935%, 12/12/2025
f,g
2,579,676
2,900,000 3.890%, 12/17/2025
f,g
2,875,778
Federal Home Loan Mortgage
Corporation Discount Notes
3,300,000 3.870%, 12/8/2025
f,g
3,275,617
4,700,000 3.900%, 12/23/2025
f,g
4,657,723
Federal National Mortgage
Association Discount Notes
100,000 4.155%, 10/22/2025
f,g
99,754
5,100,000 3.960%, 12/3/2025
f,g
5,065,048
200,000 3.955%, 12/4/2025
f,g
198,608
1,900,000 3.860%, 12/22/2025
f,g
1,883,113
State Street Institutional U.S.
Government Money Market
Fund
104,126,659 4.090%
f
104,126,658
Thrivent Core Short-Term Reserve
Fund
20,053,311 4.410% 200,533,112
U.S. Treasury Bills
300,000 4.230%, 10/16/2025
f
299,493
Total Short-Term Investments
(cost $343,644,622) 343,729,211
Total Investments (cost
$1,906,347,614) 100.8% $2,469,138,736
Other Assets and Liabilities, Net
(0.8%) (20,665,997)
Total Net Assets 100.0% $2,448,472,739
a Non-income producing security.
b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
c All or a portion of the security is on loan.
d Denotes variable rate securities. The rate shown is as of
September 30, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Aggressive Allocation Portfolio as of September 30, 2025
was $51,340,899 or 2.10% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of September 30, 2025.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 6,656,204
ASF IX, LP  3/18/2024 4,126,104
ASF VIII Sidecar (Cayman), LP  6/28/2024 1,348,454
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 4,160,000
LCP X (Offshore), LP  10/25/2023 13,794,501
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 9,904,041
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Portfolio as of September 30, 2025:
Securities Lending Transactions
Common Stock $ 53,108
Total lending $53,108
Gross amount payable upon return of
collateral for securities loaned $54,170
Net amounts due to counterparty $1,062
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 116,022,803 116,022,803 – –
Consumer Discretionary 131,006,379 131,006,379 – –
Consumer Staples 29,974,658 29,974,658 – –
Energy 32,982,351 32,982,351 – –
Financials 148,336,813 148,240,466 – 96,347
Health Care 106,162,366 106,162,366 – –
Industrials 116,039,943 115,705,941 334,002 –
Information Technology 337,079,431 332,717,025 4,362,406 –
Materials 28,164,830 27,771,485 393,345 –
Real Estate 26,775,821 26,775,821 – –
Utilities 28,439,081 28,439,081 – –
Registered Investment Companies
U.S. Affiliated 665,699,417 665,699,417 – –
U.S. Unaffiliated 13,068,301 13,068,301 – –
Long-Term Fixed Income
Commercial Mortgage-Backed Securities 181,027 – 181,027 –
Mortgage-Backed Securities 56,808,782 – 56,808,782 –
U.S. Government & Agencies 45,721,040 – 45,721,040 –
Private Equity Funds
Secondary 51,340,899 – – 51,340,899
Short-Term Investments 143,196,099 104,126,658 39,069,441 –
Subtotal Investments in Securities $2,077,000,041 $1,878,692,752 $146,870,043 $51,437,246
Other Investments  * Total
Affiliated Short-Term Investments 200,533,112
U.S. Affiliated Registered Investment Cos. 191,551,413
Collateral Held for Securities Loaned 54,170
Subtotal Other Investments $392,138,695
Total Investments at Value $2,469,138,736
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Aggressive Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 8,723,157 8,723,157 – –
Total Asset Derivatives $8,723,157 $8,723,157 $– $–
Liability Derivatives
Futures Contracts 1,560,056 839,530 720,526 –
Total Liability Derivatives $1,560,056 $839,530 $720,526 $–

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Aggressive
Allocation Portfolio as discussed in the Notes to Schedule of Investments.
* Change in net unrealized appreciation/(depreciation) on investments.
   % Net realized gains/(losses) on investments.
 # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
Investments in Securities
Beginning
Value
12/31/2024
Realized
Gain/
(Loss)
%
Change in
Unrealized
Appreciation/
(Depreciation)
* Purchases Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
9/30/2025
Common Stock
Financials $- $- $50,994 $45,353 $- $- $- $96,347
Private Equity Funds
 Secondary 35,512,014 - 5,629,772 17,981,807 (7,782,694) - - 51,340,899
Total  $35,512,014 $- $5,680,766 $18,027,160 $(7,782,694) $- $- $51,437,246
 Investments in Securities
Ending Value
9/30/2025 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $51,340,899
Adjusted reported investment of
net asset value Fair Value adjustment ** N/A
Total  $51,340,899
The following table presents Aggressive Allocation Portfolio's futures contracts held as of September 30, 2025. Investments and/or cash totaling
$36,505,485 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 40 December 2025 $ 4,487,295 $ 12,705
CBOT 2-Yr. U.S. Treasury Note 5 December 2025 1,042,191 (199)
CBOT 5-Yr. U.S. Treasury Note 60 December 2025 6,553,264 (1,545)
CME E-mini Russell 2000 Index 11 December 2025 1,342,041 8,484
CME E-mini S&P 500 Index 1,624 December 2025 539,896,144 7,290,357
CME E-mini S&P Mid-Cap 400 Index 2 December 2025 669,344 (12,104)
CME Ultra Long Term U.S. Treasury Bond 3 December 2025 351,688 8,499
Ultra 10-Yr. U.S. Treasury Note 8 December 2025 912,897 7,728
Total Futures Long Contracts $ 555,254,864 $ 7,313,925
CME E-mini Russell 2000 Index (77) December 2025 ( $ 9,399,296) ( $ 54,379)
CME E-mini S&P Mid-Cap 400 Index (253) December 2025 (84,507,871) 1,367,011
CME Euro Foreign Exchange Currency (112) December 2025 (16,537,173) 28,373
Eurex Euro STOXX 50 Index (399) December 2025 (25,297,038) (720,526)
ICE mini MSCI EAFE Index (423) December 2025 (58,755,416) (153,679)
ICE US mini MSCI Emerging Markets Index (502) December 2025 (33,510,846) (617,624)
Total Futures Short Contracts ( $ 228,007,640) ($150,824)
Total Futures Contracts $ 327,247,224 $7,163,101

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
9/30/2025
Shares Held at
9/30/2025
% of Net
Assets
9/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $48,667 $– $– $61,620 5,244 2.5%
Core International Equity 54,922 – 11 69,043 5,373 2.8
Core Low Volatility Equity 1,650 – – 1,820 148 0.1
Core Mid Cap Value 56,613 – 15,999 43,132 3,764 1.8
Core Small Cap Value 26,888 – 11,001 15,936 1,437 0.6
Global Stock 91,511 10,448 – 107,156 6,819 4.4
International Equity 153,089 3,981 – 192,265 16,338 7.8
International Index 12,296 322 – 15,463 940 0.6
Large Cap Value 119,700 17,355 – 136,468 5,850 5.6
Mid Cap Stock 138,467 15,633 15,010 127,065 6,536 5.2
Small Cap Stock 86,406 5,222 0 87,282 4,702 3.6
Total U.S. Affiliated Registered Investment
Companies 790,209 857,250 35.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% 267,164 148,273 214,904 200,533 20,053 8.2
Total Affiliated Short-Term Investments 267,164 200,533 8.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,135 166,658 167,739 54 54 <0.1
Total Collateral Held for Securities Loaned 1,135 54 <0.1
Total Value $1,058,508 $1,057,837
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 9/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $12,953 $ – $–
Core International Equity (0) 14,132 – –
Core Low Volatility Equity – 170 – –
Core Mid Cap Value Fund 800 1,718 – –
Core Small Cap Value Fund 165 (116) – –
Global Stock – 5,197 8,679 1,769
International Equity – 35,195 – 3,981
International Index – 2,845 – 323
Large Cap Value – (587) 15,341 2,014
Mid Cap Stock (2,138) (9,887) 14,531 1,101
Small Cap Stock (0) (4,346) 4,728 495
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% – – – 5,579
Total Income/Non Cash Income from Affiliated
Investments $15,262
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 4
Total Affiliated Income from Securities Loaned, Net $4
Total Value ($1,173) $57,274 $ 43,279

All Cap Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 99.4% Value
Communications Services  11.1%
24,401 Alphabet, Inc., Class A $ 5,931,883
15,872 Alphabet, Inc., Class C 3,865,626
39,440 AT&T, Inc. 1,113,786
7,874 Match Group, Inc. 278,110
8,945 Meta Platforms, Inc. 6,569,029
2,306 Netflix, Inc.
a
2,764,709
692 New York Times Company 39,721
9,595 News Corporation, Class A 294,662
2,363 T-Mobile US, Inc. 565,655
33,180 Uniti Group, Inc. 203,062
17,752 Verizon Communications, Inc. 780,200
10,252 Walt Disney Company 1,173,854
Total 23,580,297
Consumer Discretionary  10.6%
63,878 ADT, Inc. 556,377
37,634 Amazon.com, Inc.
a
8,263,297
8,310 Aptiv plc
a
716,488
100 Booking Holdings, Inc. 539,927
33,961 Carnival Corporation
a
981,813
2,139 Etsy, Inc.
a
142,008
2,793 Frontdoor, Inc.
a
187,941
5,572 Hilton Worldwide Holdings, Inc. 1,445,600
5,588 Home Depot, Inc. 2,264,202
4,949 Laureate Education, Inc.
a
156,092
1,573 McDonald's Corporation 478,019
12,835 O'Reilly Automotive, Inc.
a
1,383,741
6,888 Ross Stores, Inc. 1,049,662
9,641 Tesla, Inc.
a
4,287,546
Total 22,452,713
Consumer Staples  1.8%
2,653 Altria Group, Inc. 175,257
6,445 Colgate-Palmolive Company 515,213
369 Costco Wholesale Corporation 341,558
159 Kimberly-Clark Corporation 19,770
3,653 Monster Beverage Corporation
a
245,884
4,318 Philip Morris International, Inc. 700,380
8,982 Procter & Gamble Company 1,380,084
4,970 Walmart, Inc. 512,208
Total 3,890,354
Energy  2.0%
13,816 Antero Midstream Corporation 268,583
5,471 Baker Hughes Company 266,547
1,718 Cheniere Energy, Inc. 403,696
1,158 Chevron Corporation 179,826
11,061 Devon Energy Corporation 387,799
4,642 DHT Holdings, Inc. 55,472
6,132 EOG Resources, Inc. 687,520
5,495 Exxon Mobil Corporation 619,561
5,100 Hess Midstream, LP 176,205
13,349 Kinder Morgan, Inc. 377,910
1,368 TechnipFMC plc 53,967
11,815 Williams Companies, Inc. 748,480
Total 4,225,566
Financials  12.3%
1,164 Affiliated Managers Group, Inc. 277,533
1,537 Allstate Corporation 329,917
7,014 Amalgamated Financial
Corporation 190,430
8,565 Associated Banc-Corp 220,206
18,611 Bank of America Corporation 960,142
8,137 Beacon Financial Corporation 192,928
Shares Common Stock  99.4% Value
Financials  12.3% - continued
4,137 Berkshire Hathaway, Inc.
a
$ 2,079,835
421 BlackRock, Inc. 490,831
1,810 Byline Bancorp, Inc. 50,191
972 Central Pacific Financial
Corporation 29,491
20,416 Charles Schwab Corporation 1,949,116
188 Chubb, Ltd. 53,063
4,239 Citigroup, Inc. 430,259
2,670 Community Trust Bancorp, Inc. 149,387
100 Enact Holdings, Inc. 3,834
1,511 Enova International, Inc.
a
173,901
1,172 Financial Institutions, Inc. 31,878
388 First Financial Corporation 21,899
825 First Mid-Illinois Bancshares, Inc. 31,251
3,496 Fiserv, Inc.
a
450,739
11,347 Fulton Financial Corporation 211,395
2,394 Great Southern Bancorp, Inc. 146,633
2,538 Hometrust Bancshares, Inc. 103,906
1,318 Independent Bank Corporation/MI 40,825
9,793 Intercontinental Exchange, Inc. 1,649,925
20,996 Invesco, Ltd. 481,648
7,679 Janus Henderson Group plc 341,792
8,728 JPMorgan Chase & Company 2,753,073
3,089 Mastercard, Inc. 1,757,054
12,943 MGIC Investment Corporation 367,193
5,795 MidWestOne Financial Group, Inc. 163,941
2,138 Moody's Corporation 1,018,714
957 MSCI, Inc. 543,011
18,818 Nasdaq, Inc. 1,664,452
1,642 NMI Holdings, Inc.
a
62,954
13,352 Northwest Bancshares, Inc. 165,431
2,392 OFG Bancorp 104,028
6,987 Old Second Bancorp, Inc. 120,770
719 Orrstown Financial Services, Inc. 24,432
308 PNC Financial Services Group,
Inc. 61,886
1,869 Popular, Inc. 237,382
5,319 Progressive Corporation 1,313,527
9,123 Provident Financial Services, Inc. 175,891
3,000 S&P Global, Inc. 1,460,130
9,786 SEI Investments Company 830,342
3,840 Trustmark Corporation 152,064
1,095 U.S. Bancorp 52,921
2,709 Visa, Inc. 924,798
8,829 Wells Fargo & Company 740,047
4,575 WesBanco, Inc. 146,080
4,526 Zions Bancorp NA 256,081
Total 26,189,157
Health Care  11.5%
11,001 AbbVie, Inc. 2,547,172
12,335 Agilent Technologies, Inc. 1,583,197
1,885 Amgen, Inc. 531,947
1,863 ANI Pharmaceuticals, Inc.
a
170,651
3,469 Biogen, Inc.
a
485,937
22,768 Boston Scientific Corporation
a
2,222,840
6,942 Danaher Corporation 1,376,321
3,998 Dexcom, Inc.
a
269,025
1,357 Eli Lilly & Company 1,035,391
5,815 Gilead Sciences, Inc. 645,465
3,452 Halozyme Therapeutics, Inc.
a
253,170
1,578 IDEXX Laboratories, Inc.
a
1,008,168
2,446 Incyte Corporation
a
207,445
7,008 Indivior plc
a
168,963
1,282 Insulet Corporation
a
395,792

All Cap Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  99.4% Value
Health Care  11.5% - continued
13,913 Johnson & Johnson $ 2,579,748
1,137 Medpace Holdings, Inc.
a
584,600
26,404 Medtronic plc 2,514,717
1,257 Neurocrine Biosciences, Inc.
a
176,458
13,684 Pfizer, Inc. 348,668
5,535 Royalty Pharma plc 195,275
5,504 STERIS plc 1,361,910
2,959 Stryker Corporation 1,093,854
1,888 Tenet Healthcare Corporation
a
383,339
2,178 Thermo Fisher Scientific, Inc. 1,056,374
55 UnitedHealth Group, Inc. 18,991
2,911 Vertex Pharmaceuticals, Inc.
a
1,140,064
Total 24,355,482
Industrials  6.2%
8,539 AMETEK, Inc. 1,605,332
319 Armstrong World Industries, Inc. 62,527
5,756 Automatic Data Processing, Inc. 1,689,386
1,328 Caterpillar, Inc. 633,655
47,985 CSX Corporation 1,703,947
637 Curtiss-Wright Corporation 345,853
1,809 Ferguson Enterprises, Inc. 406,265
703 General Dynamics Corporation 239,723
3,594 General Electric Company 1,081,147
1,188 Graco, Inc. 100,933
550 Great Lakes Dredge & Dock
Corporation
a
6,595
1,592 Johnson Controls International plc 175,040
8,108 Masco Corporation 570,722
736 McGrath RentCorp 86,333
2,408 Otis Worldwide Corporation 220,164
1,372 Parker-Hannifin Corporation 1,040,182
2,067 Republic Services, Inc. 474,335
726 Trane Technologies plc 306,343
5,363 Uber Technologies, Inc.
a
525,413
3,166 Union Pacific Corporation 748,347
1,309 Veralto Corporation 139,553
2,826 Verisk Analytics, Inc. 710,767
1,557 Waste Management, Inc. 343,832
Total 13,216,394
Information Technology  35.9%
2,409 Adobe, Inc.
a
849,775
9,043 Advanced Micro Devices, Inc.
a
1,463,067
22,596 Amphenol Corporation 2,796,255
3,646 Analog Devices, Inc. 895,822
54,548 Apple, Inc. 13,889,557
1,726 Applied Materials, Inc. 353,381
11,092 Arista Networks, Inc.
a
1,616,215
7,576 Autodesk, Inc.
a
2,406,668
12,932 Broadcom, Inc. 4,266,396
2,007 Cadence Design Systems, Inc.
a
704,979
29,529 Cisco Systems, Inc. 2,020,374
21,875 Dropbox, Inc.
a
660,844
2,099 Flex, Ltd.
a
121,679
6,782 Fortinet, Inc.
a
570,230
1,752 Keysight Technologies, Inc.
a
306,460
596 KLA Corporation 642,846
10,568 Lam Research Corporation 1,415,055
12,802 Micron Technology, Inc. 2,142,031
25,120 Microsoft Corporation 13,010,904
665 Monolithic Power Systems, Inc. 612,226
3,548 Motorola Solutions, Inc. 1,622,465
1,676 Napco Security Technologies, Inc. 71,984
88,791 NVIDIA Corporation 16,566,625
Shares Common Stock  99.4% Value
Information Technology  35.9% - continued
1,292 NXP Semiconductors NV $ 294,227
1,940 Oracle Corporation 545,606
2,639 Palantir Technologies, Inc.
a
481,406
726 PTC, Inc.
a
147,392
3,017 Qualcomm, Inc. 501,908
3,552 Salesforce, Inc. 841,824
1,549 ServiceNow, Inc.
a
1,425,514
479 TE Connectivity plc 105,155
1,295 Texas Instruments, Inc. 237,930
2,185 VeriSign, Inc. 610,860
9,876 Vontier Corporation 414,496
7,362 Western Digital Corporation 883,882
8,024 Zoom Communications, Inc.
a
661,980
Total 76,158,018
Materials  3.5%
5,125 Crown Holdings, Inc. 495,024
3,517 DuPont de Nemours, Inc. 273,974
6,328 Ecolab, Inc. 1,732,986
39,528 Freeport-McMoRan, Inc. 1,550,288
4,211 Linde plc 2,000,225
4,776 Newmont Corporation 402,665
1,744 Packaging Corporation of America 380,070
1,562 Vulcan Materials Company 480,502
Total 7,315,734
Real Estate  2.2%
16,308 Broadstone Net Lease, Inc. 291,424
2,587 CBRE Group, Inc.
a
407,608
3,773 EPR Properties 218,872
40,159 Essential Properties Realty Trust,
Inc. 1,195,132
24,968 Host Hotels & Resorts, Inc. 424,955
3,191 Innovative Industrial Properties,
Inc. 170,974
14,035 Millrose Properties, Inc. 471,716
9,602 Outfront Media, Inc. 175,909
30,705 Sabra Health Care REIT, Inc. 572,341
2,157 Sila Realty Trust, Inc. 54,141
18,844 Tanger, Inc. 637,681
3,673 Xenia Hotels & Resorts, Inc. 50,393
Total 4,671,146
Utilities  2.3%
27,207 AES Corporation 358,044
1,088 Black Hills Corporation 67,010
6,521 Brookfield Infrastructure
Corporation 268,144
129 Clearway Energy, Inc., Class C 3,644
17,619 Edison International 973,978
41,768 PG&E Corporation 629,861
20,356 Portland General Electric
Company 895,664
49,391 UGI Corporation 1,642,745
Total 4,839,090
Total Common Stock
(cost $153,728,970) 210,893,951

All Cap Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Shares or
Principal
Amount Short-Term Investments 0.3% Value
Federal Home Loan Bank Discount
Notes
100,000 4.250%, 10/24/2025
b,c
$ 99,731
200,000 4.240%, 10/29/2025
b,c
199,351
State Street Institutional U.S.
Government Money Market
Fund
347,336 4.090%
b
347,336
Total Short-Term Investments
(cost $646,405) 646,418
Total Investments (cost
$154,375,375) 99.7% $211,540,369
Other Assets and Liabilities, Net
0.3% 589,487
Total Net Assets 100.0% $212,129,856
a Non-income producing security.
b The interest rate shown reflects the yield.
c All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2025, in valuing All Cap Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 23,580,297 23,580,297 – –
Consumer Discretionary 22,452,713 22,452,713 – –
Consumer Staples 3,890,354 3,890,354 – –
Energy 4,225,566 4,225,566 – –
Financials 26,189,157 26,189,157 – –
Health Care 24,355,482 24,355,482 – –
Industrials 13,216,394 13,216,394 – –
Information Technology 76,158,018 76,158,018 – –
Materials 7,315,734 7,315,734 – –
Real Estate 4,671,146 4,671,146 – –
Utilities 4,839,090 4,839,090 – –
Short-Term Investments 646,418 347,336 299,082 –
Subtotal Investments in Securities $211,540,369 $211,241,287 $299,082 $–
Total Investments at Value $211,540,369
The following table is a summary of the inputs used, as of September 30, 2025, in valuing All Cap Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 26,404 26,404 – –
Total Asset Derivatives $ 26,404 $26,404 $– $–
The following table presents All Cap Portfolio's futures contracts held as of September 30, 2025. Investments and/or cash totaling $299,082 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 9 December 2025 $ 3,006,034 $ 26,404
Total Futures Long Contracts $ 3,006,034 $ 26,404
Total Futures Contracts $ 3,006,034 $26,404

All Cap Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in All Cap Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
9/30/2025
Shares Held at
9/30/2025
% of Net
Assets
9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $5,433 $622 $6,055 $– – –
Total Affiliated Short-Term Investments 5,433 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,880 12,717 14,597 – – –
Total Collateral Held for Securities Loaned 1,880 – –
Total Value $7,313 $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $– $– $ – $12
Total Income/Non Cash Income from Affiliated
Investments $12
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 36
Total Affiliated Income from Securities Loaned, Net $36
Total Value $– $– $ –

Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 66.2% Value
Asset-Backed Securities  5.8%
Anchorage Capital CLO 20, Ltd.
$ 150,000
7.526%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
$ 150,331
Anchorage Capital CLO 21, Ltd.
875,000
6.226%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
876,550
Avis Budget Rental Car Funding
AESOP, LLC
550,000
5.240%,  8/20/2029, Ser.
2025-1A, Class B
a
559,917
500,000
4.770%,  2/20/2032, Ser.
2025-4A, Class B
a
499,315
Balboa Bay Loan Funding, Ltd.
500,000
6.276%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
a,b
499,994
675,000
6.576%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
675,383
Barings CLO, Ltd.
650,000
6.229%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
a,b
649,977
Barings Loan Partners CLO, Ltd. 2
1,000,000
5.976%,  (TSFR3M +
1.650%), 1/20/2034, Ser. LP-
2A, Class CR
a,b
999,771
Battalion CLO XI, Ltd.
850,000
6.269%,  (TSFR3M +
1.950%), 4/24/2034, Ser.
2017-11A, Class CR2
a,b
850,065
Battalion CLO XXI, Ltd.
1,300,000
6.318%,  (TSFR3M +
2.000%), 7/15/2034, Ser.
2021-21A, Class CR
a,b
1,299,956
Business Jet Securities, LLC
534,471
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
528,953
CarVal CLO, Ltd.
1,250,000
8.026%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
1,252,186
Cascade Funding Mortgage Trust,
LLC
13,151
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,b
13,141
Dryden 72 CLO, Ltd.
650,000
5.861%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
651,349
Hertz Vehicle Financing III, LLC
875,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
884,175
Hotwire Funding, LLC
1,000,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
1,016,917
HTAP Issuer Trust
408,053
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
406,908
Principal
Amount Long-Term Fixed Income  66.2% Value
Asset-Backed Securities  5.8% - continued
LCM 41, Ltd.
$ 1,400,000
7.918%,  (TSFR3M +
3.600%), 4/15/2036, Ser. 41A,
Class D1R
a,b
$ 1,405,874
Marathon CLO, Ltd.
600,000
5.868%,  (TSFR3M +
1.550%), 4/15/2034, Ser.
2021-16A, Class A2R
a,b
600,304
MetroNet Infrastructure Issuer, LLC
800,000
5.400%,  8/20/2055, Ser.
2025-2A, Class A2
a
811,951
MFA Trust
440,819
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
c
441,356
Pagaya AI Debt Grantor Trust
260,739
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
262,033
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
286,715
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
288,735
Palmer Square Loan Funding, Ltd.
250,000
6.018%,  (TSFR3M +
1.700%), 1/15/2033, Ser.
2024-2A, Class B
a,b
250,180
525,000
5.811%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
520,554
Park Blue CLO, Ltd.
450,000
6.506%,  (TSFR3M +
2.180%), 4/20/2038, Ser.
2023-3A, Class CR
a,b
452,080
Point Securitization Trust
633,069
6.250%,  6/25/2055, Ser.
2025-1, Class A1
a
633,165
PRET, LLC
950,000
8.232%,  3/25/2055, Ser.
2025-NPL2, Class A2
a,c
953,385
462,101
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
a,c
465,357
PRPM, LLC
900,000
3.000%,  5/25/2055, Ser.
2025-RPL4, Class A2
a,c
818,423
423,000
8.569%,  7/25/2030, Ser.
2025-5, Class A2
a,c
423,142
Renaissance Home Equity Loan
Trust
1,130,711
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
c
394,645
RFS Asset Securitization V, LLC
800,000
6.049%,  5/15/2032, Ser.
2025-1, Class A
a
804,145
Rockford Tower CLO, Ltd.
1,075,000
6.113%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-2A, Class CR
a,b
1,075,386
Saxon Asset Securities Trust
399,056
3.030%,  8/25/2035, Ser.
2004-2, Class MF2
b
358,591
Sculptor CLO XXVIII, Ltd.
650,000
6.276%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
650,151

Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.2% Value
Asset-Backed Securities  5.8% - continued
Signal Peak CLO 1, Ltd.
$ 250,000
6.272%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
$ 250,121
Sunnova Hestia II Issuer, LLC
684,101
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,d
684,888
Symphony CLO XX, Ltd.
700,000
7.318%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
701,207
TCW CLO, Ltd.
750,000
6.119%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
750,226
Unlock HEA Trust
859,112
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
862,723
759,926
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
761,795
391,844
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
391,131
Vericrest Opportunity Loan
Transferee
409,324
8.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a
409,357
1,199,671
8.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a
1,199,869
869,729
8.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a
869,852
201,136
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a
200,969
1,366,107
8.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a
1,366,209
287,720
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,c
286,545
Veros Auto Receivables Trust
578,454
5.310%,  9/15/2028, Ser.
2025-1, Class A
a
580,554
Whitebox CLO I, Ltd.
250,000
6.319%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,b
250,184
Wind River CLO, Ltd.
208,269
6.587%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,b
208,275
Zayo Issuer, LLC
975,000
5.570%,  10/20/2055, Ser.
2025-3A, Class A2
a,e
980,976
Total 34,179,226
Basic Materials  0.7%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
108,000 8.625%,  6/15/2029
a
114,322
Alumina, Pty. Ltd.
52,000 6.125%,  3/15/2030
a
53,180
Axalta Coating Systems Dutch
Holding B BV
105,000 7.250%,  2/15/2031
a
109,853
Principal
Amount Long-Term Fixed Income  66.2% Value
Basic Materials  0.7% - continued
Cascades, Inc./Cascades USA,
Inc.
$ 102,000 6.750%,  7/15/2030
a
$ 103,887
Celanese US Holdings, LLC
29,000 6.850%,  11/15/2028 30,094
47,000 6.500%,  4/15/2030
f
47,307
35,000 6.629%,  7/15/2032 35,763
16,000 6.750%,  4/15/2033
f
15,933
Chemours Company
175,000 5.750%,  11/15/2028
a
170,691
Cleveland-Cliffs, Inc.
160,000 4.625%,  3/1/2029
a
154,153
76,000 4.875%,  3/1/2031
a
70,954
50,000 7.375%,  5/1/2033
a
51,044
76,000 6.250%,  10/1/2040 64,637
Consolidated Energy Finance SA
189,000 5.625%,  10/15/2028
a
157,435
CVR Partners, LP/CVR Nitrogen
Finance Corporation
56,000 6.125%,  6/15/2028
a
55,909
Eastman Chemical Company
136,000 5.000%,  8/1/2029 138,498
First Quantum Minerals, Ltd.
43,000 9.375%,  3/1/2029
a
45,573
FMC Corporation
88,000 8.450%,  11/1/2055
b
92,874
Fortescue Treasury, Pty. Ltd.
76,000 5.875%,  4/15/2030
a
77,890
Hecla Mining Company
66,000 7.250%,  2/15/2028 66,597
INEOS Finance plc
227,000 7.500%,  4/15/2029
a,f
220,848
Magnera Corporation
115,000 7.250%,  11/15/2031
a
108,213
Mercer International, Inc.
93,000 5.125%,  2/1/2029 68,552
Methanex Corporation
78,000 5.250%,  12/15/2029 77,885
15,000 5.650%,  12/1/2044 12,807
Methanex US Operations, Inc.
66,000 6.250%,  3/15/2032
a
67,153
Mineral Resources, Ltd.
124,000 9.250%,  10/1/2028
a
129,928
21,000 7.000%,  4/1/2031
a,e
21,272
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
130,000 5.350%,  3/15/2034 135,595
Novelis Corporation
80,000 4.750%,  1/30/2030
a
77,173
110,000 3.875%,  8/15/2031
a
100,286
Olin Corporation
66,000 6.625%,  4/1/2033
a
66,340
Peabody Energy Corporation,
Convertible
225,000 3.250%,  3/1/2028 337,209
Qnity Electronics, Inc.
136,000 5.750%,  8/15/2032
a
137,037
Smurfit Kappa Treasury, ULC
136,000 5.777%,  4/3/2054 138,681
SNF Group SACA
148,000 3.375%,  3/15/2030
a
137,394
Solstice Advanced Materials, Inc.
54,000 5.625%,  9/30/2033
a
54,178

Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.2% Value
Basic Materials  0.7% - continued
Steel Dynamics, Inc.
$ 60,000 5.250%,  5/15/2035 $ 61,309
SunCoke Energy, Inc.
171,000 4.875%,  6/30/2029
a
159,822
Taseko Mines, Ltd.
162,000 8.250%,  5/1/2030
a
171,581
Total 3,939,857
Capital Goods  1.8%
Advanced Drainage Systems, Inc.
155,000 6.375%,  6/15/2030
a
157,745
AECOM
111,000 6.000%,  8/1/2033
a
113,485
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
59,000 7.000%,  5/21/2030
a
61,024
Amrize Finance US, LLC
74,000 5.400%,  4/7/2035
a
76,230
Array Technologies, Inc.,
Convertible
177,000 1.000%,  12/1/2028 153,241
262,000 2.875%,  7/1/2031
a
333,133
ATI, Inc.
80,000 7.250%,  8/15/2030 83,975
Axon Enterprise, Inc.
24,000 6.125%,  3/15/2030
a
24,649
24,000 6.250%,  3/15/2033
a
24,703
Axon Enterprise, Inc., Convertible
115,000 0.500%,  12/15/2027 360,525
Boeing Company
88,000 6.858%,  5/1/2054 100,382
166,000 2.196%,  2/4/2026 164,743
147,000 3.250%,  3/1/2028 143,508
145,000 5.150%,  5/1/2030 148,793
44,000 6.528%,  5/1/2034 48,641
Bombardier, Inc.
121,000 7.250%,  7/1/2031
a
128,264
217,000 7.000%,  6/1/2032
a,f
226,805
29,000 6.750%,  6/15/2033
a
30,263
Brundage-Bone Concrete
Pumping Holdings, Inc.
48,000 7.500%,  2/1/2032
a
48,497
Builders FirstSource, Inc.
185,000 5.000%,  3/1/2030
a
183,119
60,000 6.750%,  5/15/2035
a
62,648
Canpack SA/Canpack US, LLC
119,000 3.875%,  11/15/2029
a
111,669
Carrier Global Corporation
147,000 2.722%,  2/15/2030 137,766
Chart Industries, Inc.
61,000 7.500%,  1/1/2030
a
63,485
Clydesdale Acquisition Holdings,
Inc.
39,000 6.625%,  4/15/2029
a
39,444
62,000 6.750%,  4/15/2032
a
63,603
Crown Cork & Seal Company, Inc.
92,000 7.375%,  12/15/2026 94,871
Deere & Company
60,000 5.700%,  1/19/2055 63,106
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
164,000 6.625%,  12/15/2030
a
168,584
Principal
Amount Long-Term Fixed Income  66.2% Value
Capital Goods  1.8% - continued
ESAB Corporation
$ 64,000 6.250%,  4/15/2029
a
$ 65,747
Fluor Corporation, Convertible
233,000 1.125%,  8/15/2029 276,454
General Dynamics Corporation
43,000 4.950%,  8/15/2035 43,803
GFL Environmental, Inc.
141,000 4.000%,  8/1/2028
a
137,656
Greenbrier Companies, Inc.,
Convertible
141,000 2.875%,  4/15/2028 150,926
Herc Holdings, Inc.
49,000 5.500%,  7/15/2027
a
48,877
124,000 6.625%,  6/15/2029
a
127,410
74,000 7.000%,  6/15/2030
a
76,866
53,000 7.250%,  6/15/2033
a
55,327
Honeywell International, Inc.
176,000 5.250%,  3/1/2054 169,403
Howmet Aerospace, Inc.
132,000 6.750%,  1/15/2028 139,663
Huntington Ingalls Industries, Inc.
147,000 4.200%,  5/1/2030 144,958
Ingersoll Rand, Inc.
43,000 5.700%,  8/14/2033 45,680
JBT Marel Corporation,
Convertible
187,000 0.250%,  5/15/2026 188,178
222,000 0.375%,  9/15/2030
a
215,673
Lockheed Martin Corporation
120,000 5.200%,  2/15/2064 113,237
Martin Marietta Materials, Inc.
70,000 5.150%,  12/1/2034 71,438
Mirion Technologies, Inc.,
Convertible
239,000 0.250%,  6/1/2030
a
294,089
213,000 Zero Coupon,  10/1/2031
a
228,553
Mueller Water Products, Inc.
161,000 4.000%,  6/15/2029
a
155,041
Nesco Holdings II, Inc.
44,000 5.500%,  4/15/2029
a
43,091
New Enterprise Stone and Lime
Company, Inc.
122,000 5.250%,  7/15/2028
a
120,874
Northrop Grumman Corporation
177,000 5.200%,  6/1/2054 168,526
42,000 4.700%,  3/15/2033 42,293
OI European Group BV
161,000 4.750%,  2/15/2030
a
153,642
Owens-Brockway Glass Container,
Inc.
140,000 6.625%,  5/13/2027
a
139,741
Patrick Industries, Inc., Convertible
109,000 1.750%,  12/1/2028 176,689
Quikrete Holdings, Inc.
241,000 6.375%,  3/1/2032
a
249,638
QXO Building Products, Inc.
90,000 6.750%,  4/30/2032
a
93,186
Republic Services, Inc.
90,000 5.000%,  12/15/2033 93,002
Resideo Funding, Inc.
158,000 6.500%,  7/15/2032
a
161,935
Reworld Holding Corporation
72,000 4.875%,  12/1/2029
a
67,714

Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.2% Value
Capital Goods  1.8% - continued
Roller Bearing Company of
America, Inc.
$ 39,000 4.375%,  10/15/2029
a
$ 37,879
RTX Corporation
370,000 4.500%,  6/1/2042 334,587
Sealed Air Corporation/Sealed Air
Corporation (US)
121,000 6.125%,  2/1/2028
a
122,671
Siemens Funding BV
125,000 5.800%,  5/28/2055
a
134,124
Smyrna Ready Mix Concrete, LLC
165,000 8.875%,  11/15/2031
a,f
174,231
Spirit AeroSystems, Inc.
202,000 4.600%,  6/15/2028
f
201,741
39,000 9.750%,  11/15/2030
a
42,892
SRM Escrow Issuer, LLC
66,000 6.000%,  11/1/2028
a
66,021
Standard Building Solutions, Inc.
125,000 6.250%,  8/1/2033
a
126,673
Standard Industries, Inc./NY
76,000 4.750%,  1/15/2028
a
75,346
76,000 3.375%,  1/15/2031
a
68,823
Textron, Inc.
147,000 3.650%,  3/15/2027 145,530
TopBuild Corporation
27,000 5.625%,  1/31/2034
a
26,902
Trane Technologies Financing, Ltd.
131,000 5.100%,  6/13/2034 134,492
TransDigm, Inc.
222,000 7.125%,  12/1/2031
a
231,566
227,000 6.625%,  3/1/2032
a
233,707
54,000 6.000%,  1/15/2033
a
54,598
14,000 6.250%,  1/31/2034
a,f
14,398
27,000 6.750%,  1/31/2034
a
27,917
United Rentals North America, Inc.
240,000 4.000%,  7/15/2030 229,560
Waste Connections, Inc.
46,000 3.200%,  6/1/2032 42,595
WESCO Distribution, Inc.
81,000 6.375%,  3/15/2029
a
83,396
57,000 6.625%,  3/15/2032
a
59,236
Total 10,345,096
Collateralized Mortgage Obligations  7.8%
A&D Mortgage Trust
181,316
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,c
184,105
ACRA Trust
386,948
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,c
389,920
Alternative Loan Trust
347,825
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 175,147
Banc of America Alternative Loan
Trust
613,152
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 550,569
Banc of America Mortgage
Securities Trust
191,898
5.592%,  9/25/2035, Ser.
2005-H, Class 3A1
b
183,119
Principal
Amount Long-Term Fixed Income  66.2% Value
Collateralized Mortgage Obligations  7.8% -
continued
Bear Stearns ARM Trust
$ 17,454
6.420%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
$ 16,686
CAFL Issuer, LLC
449,432
4.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
449,432
CHNGE Mortgage Trust
795,909
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
781,072
434,759
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,c
436,392
412,403
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,c
410,890
279,612
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,c
281,621
CIM Trust
751,357
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,c
755,093
Citigroup Mortgage Loan Trust,
Inc.
199,159
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 197,305
46,942
6.952%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
47,771
587,392
5.243%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
529,610
COLT Mortgage Loan Trust
615,176
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,c
620,754
Countrywide Alternative Loan Trust
289,193
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 238,609
114,974
3.927%,  10/25/2035, Ser.
2005-43, Class 1A1
b
102,953
162,278
3.963%,  10/25/2035, Ser.
2005-43, Class 4A1
b
138,965
163,692
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 130,101
CSMC Trust
350,712
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
349,481
334,734
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
296,350
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
456,624
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 398,338
Federal Home Loan Mortgage
Corporation - REMIC
1,083,122
4.000%,  1/25/2051, Ser.
5249, Class LA 1,070,683
1,050,000
5.250%,  2/25/2055, Ser.
5508, Class AY 1,058,588
850,000
5.250%,  3/25/2055, Ser.
5519, Class CL 842,377
700,000
5.000%,  5/25/2055, Ser.
5537, Class KM 682,162
852,925
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 699,337
999,372
7.932%,  (SOFR30A +
4.000%), 10/25/2025, Ser.
5567, Class MB
b
1,018,156

Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.2% Value
Collateralized Mortgage Obligations  7.8% -
continued
$ 3,796,450
1.500%,  12/25/2050, Ser.
5107, Class IO
g
$ 369,406
131,902
3.000%,  5/15/2027, Ser.
4046, Class GI
g
1,596
199,784
3.000%,  7/15/2027, Ser.
4084, Class NI
g
3,588
242,016
3.000%,  7/15/2027, Ser.
4074, Class IO
g
4,389
95,866
2.500%,  2/15/2028, Ser.
4162, Class AI
g
1,656
218,957
2.500%,  2/15/2028, Ser.
4161, Class UI
g
3,961
360,855
2.500%,  3/15/2028, Ser.
4177, Class EI
g
7,558
681,322
3.500%,  10/15/2032, Ser.
4119, Class KI
g
50,831
397,482
3.000%,  2/15/2033, Ser.
4170, Class IG
g
24,958
519,437
3.000%,  4/15/2033, Ser.
4203, Class DI
g
19,523
Federal Home Loan Mortgage
Corporation STRIPS
969,447
3.500%,  8/15/2035, Ser.
345, Class C8
g
88,102
Federal National Mortgage
Association - REMIC
1,000,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 988,604
1,200,000
5.000%,  4/25/2055, Ser.
2025-15, Class BD 1,164,413
740,778
4.500%,  6/25/2052, Ser.
2022-43, Class MA 740,985
1,075,000
5.500%,  8/25/2054, Ser.
2024-50, Class DB 1,092,059
650,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 632,719
327,212
3.000%,  7/25/2027, Ser.
2012-73, Class DI
g
5,048
175,930
3.000%,  7/25/2027, Ser.
2012-74, Class AI
g
2,409
65,679
3.000%,  8/25/2027, Ser.
2012-95, Class HI
g
173
217,964
3.500%,  9/25/2027, Ser.
2012-98, Class YI
g
3,631
631,840
3.000%,  11/25/2027, Ser.
2012-121, Class BI
g
11,274
418,641
3.000%,  12/25/2027, Ser.
2012-139, Class DI
g
6,871
158,283
2.500%,  1/25/2028, Ser.
2012-152, Class AI
g
2,635
381,036
3.000%,  1/25/2028, Ser.
2012-147, Class EI
g
5,765
72,357
2.500%,  2/25/2028, Ser.
2013-46, Class CI
g
482
270,031
3.000%,  2/25/2028, Ser.
2013-2, Class GI
g
5,461
98,197
3.000%,  4/25/2028, Ser.
2013-30, Class DI
g
2,147
627,519
3.000%,  2/25/2033, Ser.
2013-1, Class YI
g
43,764
First Horizon Alternative Mortgage
Securities Trust
91,572
6.018%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
89,671
Principal
Amount Long-Term Fixed Income  66.2% Value
Collateralized Mortgage Obligations  7.8% -
continued
$ 81,207
5.389%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
$ 76,521
Flagstar Mortgage Trust
303,859
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
273,971
GCAT Trust
675,000
5.500%,  5/25/2055, Ser.
2025-INV2, Class A12
a,b
674,817
629,807
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
598,693
245,669
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
249,028
GMAC Mortgage Corporation
Loan Trust
297,413
4.016%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
265,805
Government National Mortgage
Association
13,271
4.000%,  1/16/2027, Ser.
2012-3, Class IO
g
109
GS Mortgage-Backed Securities
Trust
525,885
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
528,108
Home RE, Ltd.
901,740
8.956%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
924,785
IndyMac IMJA Mortgage Loan
Trust
563,755
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 219,931
J.P. Morgan Mortgage Trust
418,788
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
357,879
509,172
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
506,930
51,913
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 54,192
232,707
5.244%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
160,923
LHOME Mortgage Trust
600,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,c
606,614
500,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,c
505,795
Merrill Lynch Alternative Note
Asset Trust
503,701
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 161,122
MFA Trust
1,000,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,c
1,006,588
Morgan Stanley Residential
Mortgage Loan Trust
796,892
5.456%,  7/25/2070, Ser.
2025-NQM6, Class A2
a,c
798,832
MortgageIT Securities Corporation
Mortgage Loan Trust
1,071,696
4.732%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
940,078

Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.2% Value
Collateralized Mortgage Obligations  7.8% -
continued
NYMT Loan Trust
$ 650,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,c
$ 653,730
750,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,c
757,655
PMT Loan Trust
796,522
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
807,413
800,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
a,b
799,044
PRET, LLC
625,000
7.507%,  8/25/2055, Ser.
2025-NPL9, Class A2
a,c
625,093
250,000
8.956%,  10/25/2054, Ser.
2024-NPL7, Class A2
a,c
250,467
PRKCM Trust
601,731
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
603,826
588,712
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,c
598,918
PRPM Trust
680,000
6.251%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
678,346
900,000
7.250%,  11/25/2068, Ser.
2023-NQM3, Class M1
a,b
914,983
PRPM, LLC
646,115
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,c
636,677
639,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,c
609,686
459,136
5.689%,  9/25/2029, Ser.
2024-5, Class A1
a,c
459,227
450,385
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,c
450,631
500,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,c
500,243
955,106
6.469%,  5/25/2030, Ser.
2025-2, Class A1
a,c
958,573
RCO IX Mortgage, LLC
605,375
6.513%,  4/25/2030, Ser.
2025-2, Class A1
a,c
607,494
Residential Accredit Loans, Inc.
Trust
255,286
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 227,187
176,583
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 140,883
178,215
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 151,546
Residential Asset Securitization
Trust
263,065
4.692%,  1/25/2034, Ser.
2004-IP1, Class A1
b
251,275
Residential Funding Mortgage
Security I Trust
420,550
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 341,435
Roc Mortgage Trust
800,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,c
804,469
Principal
Amount Long-Term Fixed Income  66.2% Value
Collateralized Mortgage Obligations  7.8% -
continued
Saluda Grade Alternative
Mortgage Trust
$ 1,200,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,c
$ 1,207,862
Sequoia Mortgage Trust
294,725
3.573%,  9/20/2046, Ser.
2007-1, Class 4A1
b
193,414
Structured Adjustable Rate
Mortgage Loan Trust
116,882
4.652%,  7/25/2035, Ser.
2005-15, Class 4A1
b
102,746
Toorak Mortgage Trust
1,000,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,c
1,005,781
Triangle Re, Ltd.
577,524
7.756%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
582,898
Verus Securitization Trust
1,029,180
5.776%,  5/25/2070, Ser.
2025-3, Class A2
a,c
1,037,867
650,601
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
587,169
416,934
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,c
417,018
Vontive Mortgage Trust
850,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,c
865,016
WaMu Mortgage Pass-Through
Certificates
79,287
6.491%,  5/25/2033, Ser.
2003-AR4, Class A7
b
79,260
Washington Mutual Mortgage
Pass-Through Certificates
226,439
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 197,733
Total 46,425,551
Commercial Mortgage-Backed Securities  1.1%
AMSR Trust
800,000
3.655%,  6/17/2042, Ser.
2025-SFR1, Class B
a
761,021
BANK 2018-BNK12
650,000
4.473%,  5/15/2061, Ser.
2018-BN12, Class AS
b
637,721
BANK 2025-BNK49
4,592,061
0.833%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,g
217,629
BBCMS Mortgage Trust
3,971,987
1.324%,  9/15/2055, Ser.
2022-C17, Class XA
b,g
253,536
400,000
5.382%,  9/15/2058, Ser.
2025-5C37, Class AS
b
409,101
FirstKey Homes Trust
900,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
895,653
HTAP Issuer Trust
857,207
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
858,246
Progress Residential Trust
1,500,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
1,472,516

Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.2% Value
Commercial Mortgage-Backed Securities  1.1%
- continued
Silver Hill Trust
$ 48,510
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
$ 48,031
Velocity Commercial Capital Loan
Trust
355,453
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
359,803
300,025
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
304,918
491,849
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
501,642
Total 6,719,817
Communications Services  1.9%
AMC Networks, Inc.
104,000 10.250%,  1/15/2029
a
109,590
American Tower Corporation
127,000 5.500%,  3/15/2028 130,884
126,000 3.800%,  8/15/2029 123,607
101,000 5.000%,  1/31/2030 103,359
180,000 4.900%,  3/15/2030 183,553
AppLovin Corporation
140,000 5.500%,  12/1/2034 144,514
AT&T, Inc.
144,000 5.700%,  3/1/2057
f
141,984
92,000 6.050%,  8/15/2056 95,360
445,000 3.550%,  9/15/2055 306,658
Bell Telephone Company of
Canada
93,000 7.000%,  9/15/2055
b
97,195
87,000 5.100%,  5/11/2033 88,535
Cable One, Inc., Convertible
176,000 Zero Coupon,  3/15/2026
f
171,425
CCO Holdings, LLC/CCO Holdings
Capital Corporation
139,000 5.125%,  5/1/2027
a
138,067
34,000 5.000%,  2/1/2028
a
33,673
372,000 4.750%,  3/1/2030
a
356,959
224,000 4.250%,  2/1/2031
a
206,356
19,000 4.750%,  2/1/2032
a,f
17,570
250,000 4.250%,  1/15/2034
a,f
216,141
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
95,000 6.700%,  12/1/2055 96,135
142,000 6.550%,  6/1/2034 151,332
Comcast Corporation
143,000 6.050%,  5/15/2055
f
147,786
264,000 5.650%,  6/1/2054 259,086
Crown Castle, Inc.
133,000 2.900%,  3/15/2027 130,436
55,000 4.900%,  9/1/2029 55,790
Deluxe Corporation
92,000 8.125%,  9/15/2029
a
96,068
Deutsche Telekom International
Finance BV
244,000 8.750%,  6/15/2030 287,605
DIRECTV Financing, LLC
31,000 8.875%,  2/1/2030
a
30,743
80,000 8.875%,  2/1/2030
a
79,018
Principal
Amount Long-Term Fixed Income  66.2% Value
Communications Services  1.9% - continued
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
$ 172,000 5.875%,  8/15/2027
a
$ 171,807
62,000 10.000%,  2/15/2031
a
61,909
FiberCop SPA
178,000 6.000%,  9/30/2034
a
169,663
Frontier Communications
Holdings, LLC
83,000 5.875%,  10/15/2027
a
82,950
Gray Media, Inc.
47,000 10.500%,  7/15/2029
a,f
50,819
42,000 7.250%,  8/15/2033
a
41,620
Level 3 Financing, Inc.
33,000 3.625%,  1/15/2029
a
28,560
47,000 4.875%,  6/15/2029
a
44,185
129,000 6.875%,  6/30/2033
a
131,474
123,000 7.000%,  3/31/2034
a
125,129
Liberty Media Corporation-Liberty
Formula One, Convertible
8,000 2.250%,  8/15/2027 10,608
Maya SAS/Paris, France
75,000 8.500%,  4/15/2031
a
80,437
103,000 7.000%,  4/15/2032
a
105,040
McGraw-Hill Education, Inc.
228,000 5.750%,  8/1/2028
a
227,866
Meta Platforms, Inc.
162,000 5.550%,  8/15/2064 160,810
Nexstar Media, Inc.
101,000 4.750%,  11/1/2028
a,f
98,580
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
86,000 4.625%,  3/15/2030
a,f
82,654
Paramount Global
190,000 6.375%,  3/30/2062
b
189,683
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
a,b
49,615
48,000 7.000%,  4/15/2055
b
50,040
153,000 7.125%,  4/15/2055
b
162,205
132,000 5.000%,  2/15/2029 134,519
Scripps Escrow II, Inc.
41,000 3.875%,  1/15/2029
a,f
36,120
Sinclair Television Group, Inc.
32,000 8.125%,  2/15/2033
a
32,841
Sirius XM Radio, LLC
181,000 5.000%,  8/1/2027
a
180,131
58,000 4.000%,  7/15/2028
a
56,044
60,000 3.875%,  9/1/2031
a,f
54,377
Snap, Inc.
55,000 6.875%,  3/15/2034
a
55,667
Snap, Inc., Convertible
69,000 0.750%,  8/1/2026 65,835
313,000 0.500%,  5/1/2030 267,615
Sprint Capital Corporation
286,000 6.875%,  11/15/2028 307,635
136,000 8.750%,  3/15/2032 165,687
Take-Two Interactive Software, Inc.
108,000 5.600%,  6/12/2034 112,779
Telenet Finance Luxembourg
Notes SARL
200,000 5.500%,  3/1/2028
a
198,396
TELUS Corporation
180,000 6.625%,  10/15/2055
b
185,312

Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.2% Value
Communications Services  1.9% - continued
T-Mobile USA, Inc.
$ 89,000 5.500%,  1/15/2055 $ 86,052
167,000 5.250%,  6/15/2055 155,458
165,000 3.375%,  4/15/2029 160,203
60,000 5.125%,  5/15/2032 61,749
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
246,000 4.750%,  4/15/2028
a
240,898
Univision Communications, Inc.
31,000 8.000%,  8/15/2028
a
32,123
140,000 4.500%,  5/1/2029
a,f
132,052
114,000 7.375%,  6/30/2030
a,f
114,545
63,000 8.500%,  7/31/2031
a
65,056
Verizon Communications, Inc.
103,000 5.500%,  2/23/2054
f
101,450
194,000 2.355%,  3/15/2032 170,126
150,000 4.780%,  2/15/2035 147,557
126,000 5.250%,  4/2/2035 128,131
139,000 5.401%,  7/2/2037
a
141,218
Viasat, Inc.
66,000 5.625%,  4/15/2027
a
65,734
Virgin Media Finance plc
97,000 5.000%,  7/15/2030
a
90,094
Virgin Media Secured Finance plc
206,000 5.500%,  5/15/2029
a
203,671
Virgin Media Vendor Financing
Notes IV DAC
40,000 5.000%,  7/15/2028
a
39,182
VMED O2 UK Financing I plc
80,000 7.750%,  4/15/2032
a
84,051
Vodafone Group plc
114,000 5.125%,  6/4/2081
b
89,848
83,000 5.875%,  6/28/2064 82,617
240,000 7.000%,  4/4/2079
b
253,571
VZ Secured Financing BV
128,000 5.000%,  1/15/2032
a
115,804
WarnerMedia Holdings, Inc.
54,000 5.141%,  3/15/2052 40,230
224,000 4.054%,  3/15/2029 216,160
61,000 4.279%,  3/15/2032 55,891
175,000 5.050%,  3/15/2042 139,706
Windstream Services, LLC
67,000 7.500%,  10/15/2033
a,e
66,982
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
87,000 8.250%,  10/1/2031
a
90,121
Zegona Finance plc
77,000 8.625%,  7/15/2029
a
81,967
Ziggo BV
86,000 4.875%,  1/15/2030
a
81,172
Total 11,511,460
Consumer Cyclical  2.8%
1011778 B.C., ULC/New Red
Finance, Inc.
111,000 4.375%,  1/15/2028
a
109,066
215,000 5.625%,  9/15/2029
a
217,585
Adient Global Holdings, Ltd.
44,000 8.250%,  4/15/2031
a,f
46,146
65,000 7.500%,  2/15/2033
a
67,305
Principal
Amount Long-Term Fixed Income  66.2% Value
Consumer Cyclical  2.8% - continued
ADT Security Corporation
$ 86,000 4.875%,  7/15/2032
a
$ 83,286
Advance Auto Parts, Inc.
57,000 7.000%,  8/1/2030
a
58,645
57,000 7.375%,  8/1/2033
a
58,781
Alimentation Couche-Tard, Inc.
144,000 5.617%,  2/12/2054
a,f
143,893
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
294,000 4.625%,  6/1/2028
a
288,169
Allison Transmission, Inc.
51,000 3.750%,  1/30/2031
a
47,118
American Axle & Manufacturing,
Inc.
225,000 5.000%,  10/1/2029
f
213,813
54,000 6.375%,  10/15/2032
a,e
53,909
53,000 7.750%,  10/15/2033
a,e
53,413
American Honda Finance
Corporation
135,000 4.900%,  1/10/2034
f
136,003
Asbury Automotive Group, Inc.
136,000 5.000%,  2/15/2032
a
130,592
Ashton Woods USA, LLC/Ashton
Woods Finance Company
180,000 4.625%,  8/1/2029
a
172,363
Aston Martin Capital Holdings, Ltd.
114,000 10.000%,  3/31/2029
a,f
111,612
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
71,000 9.500%,  7/1/2032
a
74,310
Beach Acquisition Bidco, LLC
64,000 10.000%,  7/15/2033
a
69,034
Belron UK Finance plc
81,000 5.750%,  10/15/2029
a
82,056
Best Buy Company, Inc.
98,000 1.950%,  10/1/2030 87,062
Block Financial, LLC
163,000 5.375%,  9/15/2032 164,311
Boyd Gaming Corporation
93,000 4.750%,  6/15/2031
a
89,653
Brightstar Lottery plc
144,000 5.250%,  1/15/2029
a
143,353
Brinker International, Inc.
58,000 8.250%,  7/15/2030
a
61,357
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
114,000 4.875%,  2/15/2030
a
106,914
Burlington Stores, Inc., Convertible
117,000 1.250%,  12/15/2027 157,540
Caesars Entertainment, Inc.
107,000 4.625%,  10/15/2029
a
102,317
97,000 6.500%,  2/15/2032
a
98,939
Carnival Corporation
53,000 5.125%,  5/1/2029
a,e
53,000
145,000 5.750%,  8/1/2032
a
147,563
40,000 6.125%,  2/15/2033
a
41,001
Carnival Corporation, Convertible
207,000 5.750%,  12/1/2027 462,321
Carvana Company
71,690 9.000%,  6/1/2031
a
81,169

Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.2% Value
Consumer Cyclical  2.8% - continued
Churchill Downs, Inc.
$ 116,000 6.750%,  5/1/2031
a
$ 118,883
Cracker Barrel Old Country Store,
Inc., Convertible
38,000 0.625%,  6/15/2026 36,366
39,000 1.750%,  9/15/2030
a
35,929
Cushman & Wakefield US
Borrower, LLC
39,000 6.750%,  5/15/2028
a
39,355
Dana, Inc.
117,000 4.500%,  2/15/2032
f
115,205
DraftKings Holdings, Inc.,
Convertible
481,000 Zero Coupon,  3/15/2028 431,697
Dream Finders Homes, Inc.
80,000 6.875%,  9/15/2030
a
80,476
eG Global Finance plc
39,000 12.000%,  11/30/2028
a
42,836
Expedia Group, Inc.
165,000 5.400%,  2/15/2035 169,325
Expedia Group, Inc., Convertible
161,000 Zero Coupon,  2/15/2026 162,127
EZCORP, Inc., Convertible
95,000 3.750%,  12/15/2029
a
173,470
Ford Motor Company, Convertible
277,000 Zero Coupon,  3/15/2026 280,739
Ford Motor Credit Company, LLC
200,000 5.850%,  5/17/2027 202,472
168,000 2.900%,  2/10/2029 155,656
148,000 7.122%,  11/7/2033 158,194
Forestar Group, Inc.
48,000 6.500%,  3/15/2033
a
49,104
FORVIA SE
87,000 8.000%,  6/15/2030
a,f
92,053
51,000 6.750%,  9/15/2033
a
51,742
Gap, Inc.
56,000 3.625%,  10/1/2029
a
52,387
22,000 3.875%,  10/1/2031
a
19,989
Garrett Motion Holdings, Inc./
Garrett LX I SARL
109,000 7.750%,  5/31/2032
a
114,341
General Motors Company
117,000 5.350%,  4/15/2028 119,709
General Motors Financial
Company, Inc.
135,000 5.800%,  6/23/2028 139,896
104,000 5.800%,  1/7/2029 108,083
193,000 4.900%,  10/6/2029 195,231
36,000 5.700%,  9/30/2030
b,f,h
35,841
63,000 5.750%,  2/8/2031 65,636
53,000 5.625%,  4/4/2032 54,702
194,000 5.950%,  4/4/2034 201,479
Genting New York, LLC/GENNY
Capital, Inc.
34,000 7.250%,  10/1/2029
a
35,121
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
58,000 11.500%,  8/15/2029
a,f
61,190
52,000 8.750%,  1/15/2032
a
50,570
Goodyear Tire & Rubber Company
78,000 4.875%,  3/15/2027 77,536
66,000 5.000%,  7/15/2029 63,735
Group 1 Automotive, Inc.
36,000 6.375%,  1/15/2030
a
36,829
Principal
Amount Long-Term Fixed Income  66.2% Value
Consumer Cyclical  2.8% - continued
Hilton Domestic Operating
Company, Inc.
$ 99,000 4.875%,  1/15/2030 $ 98,445
39,000 4.000%,  5/1/2031
a
36,903
219,000 3.625%,  2/15/2032
a
200,408
56,000 5.750%,  9/15/2033
a
56,748
Home Depot, Inc.
81,000 5.300%,  6/25/2054 79,275
81,000 5.400%,  6/25/2064 80,020
51,000 3.250%,  4/15/2032 47,764
Hyundai Capital America
2,000 5.500%,  3/30/2026
a
2,010
147,000 3.000%,  2/10/2027
a
144,452
89,000 6.500%,  1/16/2029
a
94,341
Jacobs Entertainment, Inc.
158,000 6.750%,  2/15/2029
a
154,241
K Hovnanian Enterprises, Inc.
40,000 8.000%,  4/1/2031
a
41,017
KB Home
108,000 4.800%,  11/15/2029 106,881
Kingpin Intermediate Holdings,
LLC
50,000 7.250%,  10/15/2032
a
47,509
L Brands, Inc.
110,000 6.625%,  10/1/2030
a
112,453
86,000 6.875%,  11/1/2035 89,442
Las Vegas Sands Corporation
40,000 5.900%,  6/1/2027 40,808
50,000 5.625%,  6/15/2028 51,118
Lennar Corporation
128,000 5.200%,  7/30/2030 131,834
Life Time, Inc.
94,000 6.000%,  11/15/2031
a
95,501
Light & Wonder International, Inc.
55,000 7.250%,  11/15/2029
a
56,450
Lindblad Expeditions, LLC
55,000 7.000%,  9/15/2030
a
56,061
Lithia Motors, Inc.
27,000 4.625%,  12/15/2027
a
26,734
Live Nation Entertainment, Inc.
87,000 4.750%,  10/15/2027
a
86,424
Live Nation Entertainment, Inc.,
Convertible
189,000 3.125%,  1/15/2029 304,878
150,000 2.875%,  1/15/2030
a
166,275
Macy's Retail Holdings, LLC
28,000 7.375%,  8/1/2033
a
29,196
Marriott International, Inc./MD
83,000 4.900%,  4/15/2029 84,729
68,000 5.100%,  4/15/2032 69,789
Marriott Ownership Resorts, Inc.
216,000 6.500%,  10/1/2033
a
215,012
Marriott Vacations Worldwide
Corporation, Convertible
123,000 Zero Coupon,  1/15/2026 120,934
191,000 3.250%,  12/15/2027 182,061
Match Group Holdings II, LLC
64,000 4.125%,  8/1/2030
a
60,448
Mattamy Group Corporation
116,000 5.250%,  12/15/2027
a
115,249
Melco Resorts Finance, Ltd.
217,000 5.375%,  12/4/2029
a
212,809
122,000 7.625%,  4/17/2032
a
127,806

Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.2% Value
Consumer Cyclical  2.8% - continued
$ 51,000 6.500%,  9/24/2033
a
$ 51,040
Meritage Homes Corporation
136,000 5.650%,  3/15/2035 138,090
Meritage Homes Corporation,
Convertible
99,000 1.750%,  5/15/2028
f
101,323
MGM Resorts International
55,000 6.125%,  9/15/2029 55,979
Michaels Companies, Inc.
35,000 5.250%,  5/1/2028
a
32,214
Millrose Properties, Inc.
68,000 6.375%,  8/1/2030
a
69,155
36,000 6.250%,  9/15/2032
a
36,094
Muvico, LLC
43,000
9.000%,PIK 6.000%,
2/19/2029
a,f,i
46,632
NCL Corporation, Ltd.
81,000 5.875%,  1/15/2031
a
80,997
140,000 6.750%,  2/1/2032
a
143,980
67,000 6.250%,  9/15/2033
a
67,347
New Home Company, Inc.
58,000 8.500%,  11/1/2030
a
60,208
Nissan Motor Acceptance
Company, LLC
110,000 5.625%,  9/29/2028
a
110,071
110,000 6.125%,  9/30/2030
a
110,038
Nissan Motor Company, Ltd.
52,000 7.500%,  7/17/2030
a
54,574
93,000 4.810%,  9/17/2030
a
87,614
PetSmart, LLC/PetSmart Finance
Corporation
78,000 7.500%,  9/15/2032
a
78,116
Phinia, Inc.
55,000 6.625%,  10/15/2032
a
56,685
Rakuten Group, Inc.
28,000 11.250%,  2/15/2027
a
30,348
140,000 9.750%,  4/15/2029
a
157,425
56,000 8.125%,  12/15/2029
a,b,h
58,212
Raven Acquisition Holdings, LLC
67,000 6.875%,  11/15/2031
a
68,854
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
32,000 4.625%,  4/16/2029
a
28,968
S&S Holdings, LLC
60,000 8.375%,  10/1/2031
a
58,822
Service Corporation International/
US
78,000 3.375%,  8/15/2030 72,272
Six Flags Entertainment
Corporation
38,000 7.250%,  5/15/2031
a,f
38,015
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
39,000 5.375%,  4/15/2027 38,899
79,000 5.250%,  7/15/2029 76,399
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
39,000 6.625%,  5/1/2032
a,f
39,734
Sonic Automotive, Inc.
95,000 4.875%,  11/15/2031
a,f
90,840
Principal
Amount Long-Term Fixed Income  66.2% Value
Consumer Cyclical  2.8% - continued
Staples, Inc.
$ 69,000 10.750%,  9/1/2029
a
$ 68,225
Station Casinos, LLC
48,000 4.625%,  12/1/2031
a
45,279
Tenneco, Inc.
138,000 8.000%,  11/17/2028
a
138,252
Toyota Motor Credit Corporation
135,000 4.800%,  5/15/2030 138,261
88,000 5.550%,  11/20/2030 93,158
87,000 4.800%,  1/5/2034 88,539
Tractor Supply Company
88,000 5.250%,  5/15/2033 90,737
Uber Technologies, Inc.
150,000 4.800%,  9/15/2034 150,282
136,000 4.800%,  9/15/2035 134,766
Uber Technologies, Inc.,
Convertible
116,000 Zero Coupon,  12/15/2025 141,288
114,000 Zero Coupon,  5/15/2028
a
121,068
168,000 0.875%,  12/1/2028 246,960
Vail Resorts, Inc.
40,000 5.625%,  7/15/2030
a
40,250
Vail Resorts, Inc., Convertible
155,000 Zero Coupon,  1/1/2026 152,830
VICI Properties, LP/VICI Note
Company, Inc.
326,000 5.750%,  2/1/2027
a
330,069
Victoria's Secret & Company
27,000 4.625%,  7/15/2029
a,f
25,773
Victra Holdings, LLC/Victra
Finance Corporation
38,000 8.750%,  9/15/2029
a,f
39,838
Viking Cruises, Ltd.
102,000 5.875%,  9/15/2027
a
102,039
128,000 5.875%,  10/15/2033
a,e
128,090
Wayfair, LLC
40,000 7.250%,  10/31/2029
a
41,242
71,000 7.750%,  9/15/2030
a
74,461
Wyndham Hotels & Resorts, Inc.
134,000 4.375%,  8/15/2028
a
130,810
Wynn Macau, Ltd.
75,000 6.750%,  2/15/2034
a
76,032
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
190,000 7.125%,  2/15/2031
a
204,506
Yum! Brands, Inc.
184,000 4.750%,  1/15/2030
a
182,859
ZF North America Capital, Inc.
150,000 7.125%,  4/14/2030
a
148,529
67,000 6.750%,  4/23/2030
a
65,384
Total 16,806,000
Consumer Non-Cyclical  3.0%
1261229 B.C., Ltd.
111,000 10.000%,  4/15/2032
a
113,781
AbbVie, Inc.
220,000 5.500%,  3/15/2064 219,884
260,000 4.500%,  5/14/2035 255,138
132,000 5.350%,  3/15/2044 132,425
Acadia Healthcare Company, Inc.
75,000 7.375%,  3/15/2033
a,f
77,864
AdaptHealth, LLC
239,000 4.625%,  8/1/2029
a
225,925

Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.2% Value
Consumer Non-Cyclical  3.0% - continued
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
$ 61,000 4.625%,  1/15/2027
a
$ 60,617
261,000 3.500%,  3/15/2029
a
247,338
Altria Group, Inc.
88,000 6.200%,  11/1/2028 92,935
Amneal Pharmaceuticals, LLC
28,000 6.875%,  8/1/2032
a
28,958
Anheuser-Busch InBev Worldwide,
Inc.
266,000 5.000%,  6/15/2034 274,416
294,000 5.450%,  1/23/2039 303,766
AstraZeneca Finance, LLC
131,000 5.000%,  2/26/2034 135,100
BAT Capital Corporation
97,000 6.343%,  8/2/2030 104,714
93,000 7.750%,  10/19/2032 108,681
Bausch + Lomb Corporation
48,000 8.375%,  10/1/2028
a
50,025
Becton, Dickinson and Company
71,000 4.693%,  2/13/2028 71,895
147,000 2.823%,  5/20/2030 137,752
BellRing Brands, Inc.
45,000 7.000%,  3/15/2030
a
46,473
BioMarin Pharmaceutical, Inc.,
Convertible
214,000 1.250%,  5/15/2027 202,872
Bio-Rad Laboratories, Inc.
133,000 3.300%,  3/15/2027 131,164
Bristol-Myers Squibb Company
176,000 5.550%,  2/22/2054 175,412
89,000 5.750%,  2/1/2031 95,191
43,000 5.900%,  11/15/2033 46,738
Bunge, Ltd. Finance Corporation
178,000 3.200%,  4/21/2031 166,704
48,000 4.650%,  9/17/2034 47,054
Cargill, Inc.
172,000 2.125%,  11/10/2031
a
151,090
286,000 5.125%,  2/11/2035
a
294,621
Cencora, Inc.
104,000 5.150%,  2/15/2035 106,208
Central Garden & Pet Company
86,000 4.125%,  10/15/2030
f
81,688
Champ Acquisition Corporation
43,000 8.375%,  12/1/2031
a
45,715
Chefs' Warehouse, Inc.,
Convertible
187,000 2.375%,  12/15/2028 269,841
CHS/Community Health Systems,
Inc.
58,000 6.875%,  4/15/2029
a,f
46,110
109,000 10.875%,  1/15/2032
a
115,442
94,000 9.750%,  1/15/2034
a
96,303
Cigna Group
88,000 5.600%,  2/15/2054 86,535
110,000 2.400%,  3/15/2030 101,531
176,000 4.875%,  9/15/2032 177,775
169,000 5.250%,  1/15/2036 171,154
Coca-Cola Company
88,000 5.300%,  5/13/2054 87,603
Conagra Brands, Inc.
137,000 5.750%,  8/1/2035 139,462
Principal
Amount Long-Term Fixed Income  66.2% Value
Consumer Non-Cyclical  3.0% - continued
Concentra Health Services, Inc.
$ 66,000 6.875%,  7/15/2032
a
$ 68,533
Constellation Brands, Inc.
90,000 4.800%,  1/15/2029 91,410
195,000 3.150%,  8/1/2029 187,532
32,000 4.900%,  5/1/2033 32,299
CVS Health Corporation
176,000 6.050%,  6/1/2054 178,030
168,000 6.750%,  12/10/2054
b
173,415
81,000 5.000%,  2/20/2026 81,116
77,000 4.300%,  3/25/2028 77,051
267,000 4.780%,  3/25/2038 250,242
282,000 6.000%,  6/1/2044 286,093
DaVita, Inc.
40,000 3.750%,  2/15/2031
a
36,636
111,000 6.875%,  9/1/2032
a
114,667
58,000 6.750%,  7/15/2033
a
59,809
Edgewell Personal Care Company
81,000 5.500%,  6/1/2028
a
80,827
Eli Lilly & Company
176,000 5.000%,  2/9/2054 166,514
52,000 5.500%,  2/12/2055 53,114
116,000 4.550%,  10/15/2032 116,910
176,000 4.700%,  2/27/2033 179,568
Embecta Corporation
91,000 6.750%,  2/15/2030
a,f
88,725
Encompass Health Corporation
101,000 4.500%,  2/1/2028 100,136
Endo Finance Holdings, Inc.
78,000 8.500%,  4/15/2031
a,f
83,684
Energizer Holdings, Inc.
94,000 6.000%,  9/15/2033
a
91,934
Envista Holdings Corporation,
Convertible
76,000 1.750%,  8/15/2028 71,582
General Mills, Inc.
35,000 4.950%,  3/29/2033 35,470
Gilead Sciences, Inc.
89,000 5.250%,  10/15/2033 93,335
Grifols SA
25,000 4.750%,  10/15/2028
a
24,284
HCA, Inc.
80,000 5.950%,  9/15/2054 79,825
114,000 5.250%,  3/1/2030 117,696
150,000 5.750%,  3/1/2035 156,821
HLF Financing SARL, LLC/
Herbalife International, Inc.
74,000 4.875%,  6/1/2029
a
65,064
Insulet Corporation
36,000 6.500%,  4/1/2033
a
37,427
Integer Holdings Corporation,
Convertible
72,000 2.125%,  2/15/2028 93,852
320,000 1.875%,  3/15/2030
a
310,080
IQVIA, Inc.
116,000 6.250%,  6/1/2032
a
119,264
Jazz Investments I, Ltd.,
Convertible
193,000 2.000%,  6/15/2026 204,869
229,000 3.125%,  9/15/2030
f
271,708
Jazz Securities DAC
66,000 4.375%,  1/15/2029
a
64,300

Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.2% Value
Consumer Non-Cyclical  3.0% - continued
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
$ 114,000 3.625%,  1/15/2032 $ 106,267
JBS USA Holding Lux SARL/JBS
USA Foods Group Holdings,
Inc./JBS USA Food Company
114,000 6.375%,  4/15/2066
a
117,197
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
130,000 5.950%,  4/20/2035
a
136,565
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
78,000 9.000%,  2/15/2029
a
82,068
Kenvue, Inc.
162,000 4.850%,  5/22/2032 164,339
Keurig Dr Pepper, Inc.
107,000 3.200%,  5/1/2030 100,941
Kraft Heinz Foods Company
87,000 6.750%,  3/15/2032 96,172
135,000 5.400%,  3/15/2035
f
137,934
59,000 5.000%,  6/4/2042 54,466
Lamb Weston Holdings, Inc.
66,000 4.375%,  1/31/2032
a
62,378
LCI Industries, Convertible
192,000 3.000%,  3/1/2030
a
196,032
LifePoint Health, Inc.
52,000 9.875%,  8/15/2030
a
56,313
98,000 11.000%,  10/15/2030
a
108,011
Mars, Inc.
15,000 5.650%,  5/1/2045
a
15,216
Mattel, Inc.
272,000 3.375%,  4/1/2026
a
270,047
Medline Borrower, LP/Medline Co-
Issuer, Inc.
78,000 6.250%,  4/1/2029
a
79,982
Medtronic Global Holdings SCA
86,000 4.500%,  3/30/2033 86,057
Mozart Debt Merger Sub, Inc.
135,000 3.875%,  4/1/2029
a
130,200
141,000 5.250%,  10/1/2029
a
139,781
Nestle Capital Corporation
150,000 5.100%,  3/12/2054
a
145,557
Newell Brands, Inc.
81,000 6.375%,  9/15/2027 82,105
80,000 6.625%,  9/15/2029 80,457
40,000 6.375%,  5/15/2030 39,632
Novartis Capital Corporation
204,000 4.700%,  9/18/2054 186,204
Organon & Company/Organon
Foreign Debt Co-Issuer BV
169,000 5.125%,  4/30/2031
a,f
148,052
Owens & Minor, Inc.
58,000 6.625%,  4/1/2030
a,f
47,850
PepsiCo, Inc.
167,000 5.250%,  7/17/2054 164,673
Performance Food Group, Inc.
117,000 4.250%,  8/1/2029
a
113,652
82,000 6.125%,  9/15/2032
a
83,993
Perrigo Finance Unlimited
Company
136,000 4.900%,  6/15/2030 132,731
Principal
Amount Long-Term Fixed Income  66.2% Value
Consumer Non-Cyclical  3.0% - continued
Philip Morris International, Inc.
$ 93,000 5.625%,  11/17/2029 $ 97,857
88,000 5.125%,  2/13/2031 91,071
93,000 5.750%,  11/17/2032 99,086
132,000 5.250%,  2/13/2034 136,302
76,000 4.900%,  11/1/2034 76,598
Post Holdings, Inc.
117,000 4.625%,  4/15/2030
a
112,789
195,000 4.500%,  9/15/2031
a
182,179
Post Holdings, Inc., Convertible
375,000 2.500%,  8/15/2027 420,750
Prime Healthcare Services, Inc.
106,000 9.375%,  9/1/2029
a
110,240
Radiology Partners, Inc.
40,000 8.500%,  7/15/2032
a
41,393
Roche Holdings, Inc.
130,000 5.218%,  3/8/2054
a
127,993
136,000 2.076%,  12/13/2031
a
119,350
Royalty Pharma plc
123,000 5.150%,  9/2/2029 126,200
75,000 5.200%,  9/25/2035 74,936
Simmons Foods, Inc.
186,000 4.625%,  3/1/2029
a
178,312
Sotera Health Holdings, LLC
80,000 7.375%,  6/1/2031
a
84,001
Spectrum Brands, Inc.,
Convertible
226,000 3.375%,  6/1/2029 209,728
Star Parent, Inc.
84,000 9.000%,  10/1/2030
a
88,804
Stryker Corporation
100,000 5.200%,  2/10/2035 103,125
Sysco Corporation
84,000 5.950%,  4/1/2030 89,039
Takeda Pharmaceutical Company,
Ltd.
230,000 5.650%,  7/5/2054 229,697
161,000 5.000%,  11/26/2028 164,532
Tenet Healthcare Corporation
277,000 5.125%,  11/1/2027 276,492
281,000 4.375%,  1/15/2030 273,285
US Acute Care Solutions, LLC
76,000 9.750%,  5/15/2029
a
77,823
Whirlpool Corporation
47,000 6.500%,  6/15/2033 46,903
Winnebago Industries, Inc.,
Convertible
302,000 3.250%,  1/15/2030 269,686
Wyeth, LLC
215,000 6.500%,  2/1/2034 243,106
Zoetis, Inc.
131,000 5.600%,  11/16/2032 139,324
Total 17,523,195
Energy  2.3%
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
164,000 5.375%,  6/15/2029
a
163,399
APA Corporation
131,000 4.375%,  10/15/2028 127,707

Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.2% Value
Energy  2.3% - continued
Archrock Partners, LP/Archrock
Partners Finance Corporation
$ 84,000 6.250%,  4/1/2028
a
$ 84,116
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
78,000 5.875%,  6/30/2029
a
77,839
58,000 6.625%,  7/15/2033
a
58,966
Baytex Energy Corporation
90,000 8.500%,  4/30/2030
a
92,481
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
124,000 7.000%,  7/15/2029
a
128,580
BP Capital Markets America, Inc.
127,000 4.812%,  2/13/2033 128,494
120,000 5.227%,  11/17/2034 123,946
BP Capital Markets plc
165,000 4.875%,  3/22/2030
b,h
163,834
177,000 6.450%,  12/1/2033
b,h
188,993
Buckeye Partners, LP
111,000 4.500%,  3/1/2028
a
109,621
85,000 6.875%,  7/1/2029
a
88,092
California Resources Corporation
93,000 8.250%,  6/15/2029
a
96,985
30,000 7.000%,  1/15/2034
a,e
29,793
Cheniere Energy Partners, LP
97,000 4.500%,  10/1/2029 96,689
97,000 3.250%,  1/31/2032 88,368
114,000 5.950%,  6/30/2033 120,680
Cheniere Energy, Inc.
77,000 5.650%,  4/15/2034 79,375
Civitas Resources, Inc.
37,000 8.375%,  7/1/2028
a
38,352
131,000 8.750%,  7/1/2031
a
134,211
87,000 9.625%,  6/15/2033
a
91,890
CNX Resources Corporation
101,000 6.000%,  1/15/2029
a
101,041
CNX Resources Corporation,
Convertible
136,000 2.250%,  5/1/2026 340,272
Columbia Pipelines Holding
Company, LLC
78,000 6.055%,  8/15/2026
a
79,050
175,000 6.042%,  8/15/2028
a
182,614
Comstock Resources, Inc.
84,000 6.750%,  3/1/2029
a
83,496
183,000 5.875%,  1/15/2030
a
176,239
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
107,000 5.500%,  6/15/2031
a
106,005
Crescent Energy Finance, LLC
70,000 7.625%,  4/1/2032
a
69,516
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
175,000 8.625%,  3/15/2029
a
182,490
57,000 7.375%,  6/30/2033
a
57,963
Diamond Foreign Asset Company/
Diamond Finance, LLC
64,000 8.500%,  10/1/2030
a
67,820
Diamondback Energy, Inc.
208,000 5.750%,  4/18/2054 200,219
Eastern Energy Gas Holdings, LLC
153,000 5.800%,  1/15/2035 160,963
Enbridge, Inc.
140,000 7.375%,  1/15/2083
b
145,478
Principal
Amount Long-Term Fixed Income  66.2% Value
Energy  2.3% - continued
$ 182,000 7.625%,  1/15/2083
b
$ 197,236
132,000 5.950%,  4/5/2054 135,572
44,000 5.700%,  3/8/2033 46,304
Enerflex, Ltd.
52,000 9.000%,  10/15/2027
a
52,945
Energy Transfer, LP
136,000 6.500%,  2/15/2056
b
135,363
89,000 5.950%,  5/15/2054 86,190
107,000 8.000%,  5/15/2054
b
114,343
88,000 6.050%,  9/1/2054 86,405
54,000 7.125%,  5/15/2030
b,h
55,798
87,000 6.400%,  12/1/2030 94,292
Enterprise Products Operating,
LLC
115,000 5.550%,  2/16/2055 113,665
Excelerate Energy, LP
29,000 8.000%,  5/15/2030
a
30,870
Genesis Energy LP/Genesis
Energy Finance Corporation
124,000 8.875%,  4/15/2030 131,276
102,000 7.875%,  5/15/2032 106,381
Harvest Midstream I, LP
195,000 7.500%,  9/1/2028
a
197,098
Hess Midstream Operations, LP
175,000 4.250%,  2/15/2030
a
169,617
Hilcorp Energy I, LP/Hilcorp
Finance Company
162,000 5.750%,  2/1/2029
a
159,586
78,000 6.000%,  4/15/2030
a
76,654
40,000 6.250%,  4/15/2032
a
38,374
Howard Midstream Energy
Partners, LLC
66,000 7.375%,  7/15/2032
a
68,510
81,000 6.625%,  1/15/2034
a
82,586
ITT Holdings, LLC
140,000 6.500%,  8/1/2029
a
137,639
Kinder Morgan, Inc.
162,000 5.950%,  8/1/2054 163,151
Kodiak Gas Services, LLC
54,000 6.500%,  10/1/2033
a
54,981
27,000 6.750%,  10/1/2035
a
27,722
MEG Energy Corporation
65,000 5.875%,  2/1/2029
a
64,996
MPLX, LP
136,000 4.800%,  2/15/2031 136,821
43,000 5.000%,  3/1/2033 43,011
123,000 5.500%,  6/1/2034 125,348
Nabors Industries, Inc.
61,000 7.375%,  5/15/2027
a
61,922
117,000 9.125%,  1/31/2030
a
121,680
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
65,000 8.125%,  2/15/2029
a
66,646
97,000 8.375%,  2/15/2032
a
99,391
Noble Finance II, LLC
78,000 8.000%,  4/15/2030
a
80,735
Northern Oil and Gas, Inc.
90,000 8.750%,  6/15/2031
a
92,979
Northern Oil and Gas, Inc.,
Convertible
329,000 3.625%,  4/15/2029 329,493
5,000 3.625%,  4/15/2029
a
5,007
Occidental Petroleum Corporation
58,000 5.000%,  8/1/2027 58,607

Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.2% Value
Energy  2.3% - continued
$ 174,000 8.875%,  7/15/2030 $ 201,029
ONEOK, Inc.
168,000 5.700%,  11/1/2054 158,604
87,000 5.650%,  11/1/2028 90,219
113,000 4.750%,  10/15/2031 113,036
Ovintiv, Inc.
124,000 7.200%,  11/1/2031 136,744
PBF Holding Company, LLC/PBF
Finance Corporation
127,000 6.000%,  2/15/2028 126,220
30,000 7.875%,  9/15/2030
a
29,620
Phillips 66 Company
76,000 6.200%,  3/15/2056
b
76,203
Pioneer Natural Resources
Company
120,000 1.900%,  8/15/2030 107,770
Plains All American Pipeline, LP/
PAA Finance Corporation
191,000 4.650%,  10/15/2025 191,001
Prairie Acquiror, LP
130,000 9.000%,  8/1/2029
a
135,344
Precision Drilling Corporation
77,000 6.875%,  1/15/2029
a
77,414
Range Resources Corporation
140,000 4.750%,  2/15/2030
a
136,938
Rockies Express Pipeline, LLC
98,000 4.950%,  7/15/2029
a
97,205
Saturn Oil & Gas, Inc.
36,000 9.625%,  6/15/2029
a,f
37,295
Schlumberger Holdings
Corporation
61,000 4.300%,  5/1/2029
a
61,250
SESI, LLC
53,000 7.875%,  9/30/2030
a,e
53,000
SM Energy Company
61,000 6.500%,  7/15/2028 61,398
53,000 7.000%,  8/1/2032
a
53,041
South Bow USA Infrastructure
Holdings, LLC
46,000 5.584%,  10/1/2034 46,247
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
78,000 5.875%,  3/1/2027 77,776
Sunoco, LP
92,000 7.000%,  5/1/2029
a
95,257
108,000 5.875%,  3/15/2034
a
107,065
Sunoco, LP/Sunoco Finance
Corporation
114,000 5.875%,  3/15/2028 114,030
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
52,000 5.500%,  1/15/2028
a
51,735
117,000 7.375%,  2/15/2029
a
120,492
134,000 6.750%,  3/15/2034
a
132,655
Talos Production, Inc.
34,000 9.000%,  2/1/2029
a
35,157
Targa Resources Corporation
88,000 6.125%,  5/15/2055 88,489
Targa Resources Partners, LP
233,000 4.875%,  2/1/2031 233,681
TGNR Intermediate Holdings, LLC
185,000 5.500%,  10/15/2029
a
181,031
Principal
Amount Long-Term Fixed Income  66.2% Value
Energy  2.3% - continued
Tidewater, Inc.
$ 28,000 9.125%,  7/15/2030
a
$ 30,029
TotalEnergies Capital SA
264,000 5.488%,  4/5/2054 261,115
TransCanada Trust
133,000 5.875%,  8/15/2076
b
133,080
Transocean International, Ltd.
31,000 8.250%,  5/15/2029
a
30,562
82,500 8.750%,  2/15/2030
a
86,804
UGI Corporation, Convertible
83,000 5.000%,  6/1/2028 106,088
USA Compression Partners, LP/
USA Compression Finance
Corporation
138,000 7.125%,  3/15/2029
a
142,323
80,000 6.250%,  10/1/2033
a
80,306
Valaris, Ltd.
172,000 8.375%,  4/30/2030
a
178,509
Venture Global LNG, Inc.
158,000 8.125%,  6/1/2028
a
163,541
118,000 9.000%,  9/30/2029
a,b,h
116,947
188,000 8.375%,  6/1/2031
a
197,394
129,000 9.875%,  2/1/2032
a,f
140,445
Venture Global Plaquemines LNG,
LLC
52,000 6.500%,  1/15/2034
a
54,738
60,000 7.750%,  5/1/2035
a
67,722
117,000 6.750%,  1/15/2036
a
124,275
Vital Energy, Inc.
89,000 7.750%,  7/31/2029
a
88,138
82,000 7.875%,  4/15/2032
a,f
79,600
Williams Companies, Inc.
164,000 4.900%,  3/15/2029 167,037
98,000 2.600%,  3/15/2031 88,982
48,000 5.600%,  3/15/2035 49,812
Total 13,729,164
Financials  7.8%
Acrisure, LLC/Acrisure Finance,
Inc.
22,000 4.250%,  2/15/2029
a
21,195
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
150,000 6.950%,  3/10/2055
b
157,005
150,000 5.750%,  6/6/2028 155,414
254,000 3.000%,  10/29/2028 244,778
175,000 5.375%,  12/15/2031 180,992
Agree, LP
91,000 5.625%,  6/15/2034 94,743
Air Lease Corporation
180,000 4.650%,  6/15/2026
b,h
177,632
98,000 3.125%,  12/1/2030 90,602
Aircastle, Ltd.
165,000 5.250%,  6/15/2026
a,b,h
164,095
98,000 2.850%,  1/26/2028
a
94,498
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
78,000 4.250%,  10/15/2027
a
76,705
92,000 6.750%,  4/15/2028
a
93,631
108,000 7.000%,  1/15/2031
a
111,589
Ally Financial, Inc.
255,000 4.700%,  5/15/2026
b,h
248,352
254,000 8.000%,  11/1/2031 289,552
122,000 6.700%,  2/14/2033
f
127,080

Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.2% Value
Financials  7.8% - continued
American Express Company
$ 190,000 3.550%,  9/15/2026
b,h
$ 186,369
5,000 6.338%,  10/30/2026
b
5,008
American Homes 4 Rent, LP
75,000 4.950%,  6/15/2030 76,367
American International Group, Inc.
176,000 5.125%,  3/27/2033 181,056
Americold Realty Operating
Partnership, LP
125,000 5.600%,  5/15/2032
f
126,513
Ameriprise Financial, Inc.
166,000 5.200%,  4/15/2035 169,098
AmWINS Group, Inc.
65,000 6.375%,  2/15/2029
a
66,322
69,000 4.875%,  6/30/2029
a
67,060
Aon North America, Inc.
176,000 5.750%,  3/1/2054 177,246
Apollo Debt Solutions BDC
137,000 6.700%,  7/29/2031 145,194
Ares Capital Corporation
108,000 5.875%,  3/1/2029 111,117
Ares Strategic Income Fund
220,000 5.450%,  9/9/2028
a
221,716
Arthur J. Gallagher & Company
132,000 5.750%,  7/15/2054 131,547
Aviation Capital Group, LLC
96,000 4.875%,  10/1/2025
a
96,000
Avolon Holdings Funding, Ltd.
180,000 5.750%,  3/1/2029
a
186,356
171,000 5.375%,  5/30/2030
a
175,409
Azorra Finance, Ltd.
168,000 7.750%,  4/15/2030
a
176,801
Banco Santander SA
82,000 4.750%,  11/12/2026
b,h
80,568
Bank of America Corporation
225,000 6.125%,  4/27/2027
b,h
227,551
186,000 4.376%,  4/27/2028
b
186,670
294,000 3.593%,  7/21/2028
b
291,305
145,000 5.819%,  9/15/2029
b
151,626
392,000 3.974%,  2/7/2030
b
389,108
160,000 5.162%,  1/24/2031
b
165,134
328,000 2.687%,  4/22/2032
b
298,801
144,000 2.572%,  10/20/2032
b
129,062
179,000 2.972%,  2/4/2033
b
163,004
134,000 5.468%,  1/23/2035
b
139,927
339,000 5.425%,  8/15/2035
b
345,817
92,000 3.846%,  3/8/2037
b
85,955
Bank of Montreal
92,000 3.088%,  1/10/2037
b
81,893
Bank of New York Mellon
Corporation
150,000 5.950%,  12/20/2030
b,h
151,675
91,000 6.474%,  10/25/2034
b
101,427
Bank of Nova Scotia
200,000 6.875%,  10/27/2085
b,e
199,404
Barclays plc
124,000 6.125%,  12/15/2025
b,h
124,021
85,000 5.501%,  8/9/2028
b
86,827
145,000 4.972%,  5/16/2029
b
147,157
200,000 4.942%,  9/10/2030
b
202,973
110,000 6.224%,  5/9/2034
b
118,336
88,000 7.119%,  6/27/2034
b
98,377
Principal
Amount Long-Term Fixed Income  66.2% Value
Financials  7.8% - continued
Belrose Funding Trust II
$ 127,000 6.792%,  5/15/2055
a
$ 137,533
BlackRock Funding, Inc.
88,000 5.250%,  3/14/2054 85,819
Blackstone Mortgage Trust, Inc.,
Convertible
26,000 5.500%,  3/15/2027 25,480
Blackstone Private Credit Fund
161,000 5.600%,  11/22/2029 163,825
128,000 5.050%,  9/10/2030 126,510
Blue Owl Credit Income
Corporation
136,000 4.700%,  2/8/2027
f
135,765
Blue Owl Technology Finance
Corporation
48,000 4.750%,  12/15/2025
a
47,879
171,000 6.100%,  3/15/2028
a
173,199
44,000 6.750%,  4/4/2029 45,395
BNP Paribas SA
122,000 3.132%,  1/20/2033
a,b
111,027
100,000 7.450%,  6/27/2035
a,b,h
104,375
Boston Properties, LP, Convertible
108,000 2.000%,  10/1/2030
a
107,568
Brixmor Operating Partnership, LP
159,000 2.250%,  4/1/2028 151,432
Brookfield Asset Management,
Ltd.
23,000 6.077%,  9/15/2055 23,866
Brookfield Finance, Inc.
106,000 5.813%,  3/3/2055 106,788
Brown & Brown, Inc.
35,000 6.250%,  6/23/2055 36,830
35,000 5.550%,  6/23/2035 36,003
Burford Capital Global Finance,
LLC
186,000 9.250%,  7/1/2031
a
197,637
56,000 7.500%,  7/15/2033
a
56,986
Capital One Financial Corporation
110,000 3.950%,  9/1/2026
b,f,h
107,984
135,000 3.273%,  3/1/2030
b
130,101
46,000 6.700%,  11/29/2032 50,748
Capital One NA
196,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
202,953
Capital Southwest Corporation,
Convertible
12,000 5.125%,  11/15/2029 11,820
Charles Schwab Corporation
240,000 4.000%,  6/1/2026
b,h
237,300
87,000 6.136%,  8/24/2034
b
94,768
CHL Mortgage Pass-Through Trust
57,611
6.314%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
56,513
547,872
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 233,257
Citadel, LP
102,000 6.375%,  1/23/2032
a
107,958
Citigroup, Inc.
325,000 3.875%,  2/18/2026
b,h
321,998
194,000 1.462%,  6/9/2027
b
190,310
172,000 3.070%,  2/24/2028
b
169,361
90,000 7.375%,  5/15/2028
b,h
93,774
175,000 7.625%,  11/15/2028
b,h
183,725
391,000 4.075%,  4/23/2029
b
390,053

Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.2% Value
Financials  7.8% - continued
$ 107,000 7.125%,  8/15/2029
b,h
$ 110,544
94,000 6.950%,  2/15/2030
b,h
96,539
162,000 6.875%,  8/15/2030
b,h
166,950
210,000 4.952%,  5/7/2031
b
213,990
87,000 6.174%,  5/25/2034
b
92,569
150,000 7.000%,  8/15/2034
b,h
159,322
145,000 6.020%,  1/24/2036
b
151,900
197,000 5.174%,  9/11/2036
b
198,999
Citizens Financial Group, Inc.
155,000 4.000%,  10/6/2026
b,h
151,894
72,000 5.718%,  7/23/2032
b
75,178
CNA Financial Corporation
176,000 5.125%,  2/15/2034 177,605
Coinbase Global, Inc., Convertible
180,000 0.500%,  6/1/2026
f
199,800
199,000 0.250%,  4/1/2030 249,844
94,000 Zero Coupon,  10/1/2032
a
103,823
Comerica, Inc.
48,000 5.982%,  1/30/2030
b
49,951
Commonwealth Bank of Australia
117,000 2.688%,  3/11/2031
a
105,844
COPT Defense Properties, LP
192,000 2.250%,  3/15/2026 190,042
COPT Defense Properties, LP,
Convertible
49,000 5.250%,  9/15/2028
a
55,902
Corebridge Financial, Inc.
173,000 6.375%,  9/15/2054
b
177,567
101,000 6.875%,  12/15/2052
b
103,572
87,000 6.050%,  9/15/2033 92,835
100,000 5.750%,  1/15/2034 105,187
Countrywide Home Loan
Mortgage Pass Through Trust
211,091
5.147%,  11/25/2035, Ser.
2005-22, Class 2A1
b
174,357
Cousins Properties, LP
40,000 5.375%,  2/15/2032 41,011
Credit Agricole SA
98,000 3.250%,  1/14/2030
a
92,457
Credit Suisse Group AG
110,000 7.250%,  N/A
*,j
9,350
110,000 7.500%,  N/A
*,j
9,350
Dai-ichi Life Insurance Company,
Ltd.
205,000 6.200%,  1/16/2035
a,b,h
213,090
Deutsche Bank AG/New York, NY
332,000 2.129%,  11/24/2026
b
330,784
150,000 2.311%,  11/16/2027
b
146,718
136,000 3.742%,  1/7/2033
b
125,265
Digital Realty Trust, LP, Convertible
133,000 1.875%,  11/15/2029
a
139,650
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
250,000 5.950%,  9/17/2030
a
244,020
Elevance Health, Inc.
176,000 5.650%,  6/15/2054 172,979
257,000 2.550%,  3/15/2031 233,331
Encore Capital Group, Inc.
82,000 9.250%,  4/1/2029
a
86,523
Encore Capital Group, Inc.,
Convertible
81,000 4.000%,  3/15/2029 79,965
Principal
Amount Long-Term Fixed Income  66.2% Value
Financials  7.8% - continued
ERP Operating, LP
$ 140,000 4.950%,  6/15/2032 $ 143,497
Essential Properties, LP
48,000 5.400%,  12/1/2035 48,180
Fairfax Financial Holdings, Ltd.
132,000 6.350%,  3/22/2054 139,506
Federal Realty OP, LP, Convertible
53,000 3.250%,  1/15/2029
a
53,821
Fifth Third Bancorp
86,000 4.772%,  7/28/2030
b
86,967
Fifth Third Bank NA
237,000 3.850%,  3/15/2026
f
236,563
First Citizens BancShares, Inc./NC
176,000 5.600%,  9/5/2035
b
175,535
FirstCash, Inc.
190,000 5.625%,  1/1/2030
a
189,724
Five Corners Funding Trust III
100,000 5.791%,  2/15/2033
a
105,739
Franklin BSP Capital Corporation
129,000 6.000%,  10/2/2030
a,e
127,587
Freedom Mortgage Holdings, LLC
176,000 9.250%,  2/1/2029
a
185,183
76,000 9.125%,  5/15/2031
a
80,830
28,000 8.375%,  4/1/2032
a
29,348
55,000 7.875%,  4/1/2033
a
56,660
FS KKR Capital Corporation
97,000 2.625%,  1/15/2027
f
94,248
FTAI Aviation Investors, LLC
79,000 5.500%,  5/1/2028
a
79,013
52,000 7.000%,  5/1/2031
a
54,395
48,000 7.000%,  6/15/2032
a
50,233
GGAM Finance, Ltd.
81,000 8.000%,  6/15/2028
a
85,735
139,000 5.875%,  3/15/2030
a
140,737
Global Aircraft Leasing Company,
Ltd.
64,000 8.750%,  9/1/2027
a
66,121
Global Net Lease, Inc.
52,000 4.500%,  9/30/2028
a
50,868
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
102,000 3.750%,  12/15/2027
a
99,002
goeasy, Ltd.
24,000 9.250%,  12/1/2028
a
25,050
39,000 7.625%,  7/1/2029
a
39,523
112,000 6.875%,  2/15/2031
a
108,505
Goldman Sachs BDC, Inc.
80,000 6.375%,  3/11/2027 81,831
177,000 5.650%,  9/9/2030 178,032
Goldman Sachs Group, Inc.
93,000
7.379%,  (H15T 5Y +
3.623%), 2/10/2026
b,h
93,908
124,000 3.650%,  8/10/2026
b,h
121,453
188,000 4.125%,  11/10/2026
b,h
184,868
173,000 1.948%,  10/21/2027
b
168,928
92,000 2.640%,  2/24/2028
b
90,065
185,000 4.482%,  8/23/2028
b
186,157
196,000 3.814%,  4/23/2029
b
194,329
98,000 2.615%,  4/22/2032
b
88,907
97,000 2.383%,  7/21/2032
b
86,572
98,000 6.125%,  11/10/2034
b,f,h
99,461
165,000 5.330%,  7/23/2035
b
169,858

Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.2% Value
Financials  7.8% - continued
$ 250,000 5.016%,  10/23/2035
b
$ 251,662
Hartford Insurance Group, Inc.
98,000 2.800%,  8/19/2029 92,700
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
48,000 3.750%,  8/15/2028
a
59,976
Hercules Capital, Inc., Convertible
29,000 4.750%,  9/1/2028
a
28,810
HSBC Holdings plc
273,000 4.583%,  6/19/2029
b
274,931
117,000 2.804%,  5/24/2032
b
106,049
200,000 5.741%,  9/10/2036
b
204,062
HUB International, Ltd.
103,000 7.250%,  6/15/2030
a
107,419
Huntington Bancshares, Inc./OH
105,000 4.450%,  10/15/2027
b,h
103,442
214,000 5.709%,  2/2/2035
b
223,047
140,000 6.141%,  11/18/2039
b
145,686
Huntington Bank Auto Credit-
Linked Notes
160,004
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
161,557
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
25,000 6.250%,  5/15/2026 24,970
193,000 5.250%,  5/15/2027 189,709
Invitation Homes Operating
Partnership, LP
145,000 2.000%,  8/15/2031 125,290
150,000 4.950%,  1/15/2033 150,728
Jane Street Group/JSG Finance,
Inc.
123,000 4.500%,  11/15/2029
a
120,076
40,000 7.125%,  4/30/2031
a
41,956
67,000 6.125%,  11/1/2032
a
67,908
90,000 6.750%,  5/1/2033
a
93,477
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
78,000 5.000%,  8/15/2028
a
75,362
98,000 6.625%,  10/15/2031
a
98,653
Jefferson Capital Holdings, LLC
65,000 6.000%,  8/15/2026
a
64,984
162,000 9.500%,  2/15/2029
a
170,621
JPMorgan Chase & Company
190,000 3.650%,  6/1/2026
b,h
187,917
294,000 4.005%,  4/23/2029
b
293,265
97,000 2.069%,  6/1/2029
b
92,041
101,000 6.500%,  4/1/2030
b,h
104,549
392,000 4.493%,  3/24/2031
b
395,680
92,000 2.963%,  1/25/2033
b
84,166
83,000 4.912%,  7/25/2033
b
84,636
94,000 5.717%,  9/14/2033
b
99,407
83,000 5.350%,  6/1/2034
b
86,482
98,000 6.254%,  10/23/2034
b
107,989
44,000 5.336%,  1/23/2035
b
45,733
147,000 5.766%,  4/22/2035
b
156,612
84,000 5.502%,  1/24/2036
b
87,882
156,000 5.534%,  11/29/2045
b
160,427
KeyBank NA/Cleveland, OH
147,000 3.900%,  4/13/2029 143,816
166,000 5.000%,  1/26/2033 167,070
Kilroy Realty, LP
127,000 4.250%,  8/15/2029 124,588
116,000 5.875%,  10/15/2035 117,544
Principal
Amount Long-Term Fixed Income  66.2% Value
Financials  7.8% - continued
Kite Realty Group, LP, Convertible
$ 9,000 0.750%,  4/1/2027
a
$ 9,145
Liberty Mutual Group, Inc.
44,000 4.125%,  12/15/2051
a,b
43,216
Lincoln National Corporation
74,000
6.804%,  (TSFR3M +
2.619%), 11/17/2025
b
63,598
Lloyds Banking Group plc
310,000 1.627%,  5/11/2027
b
305,010
LPL Holdings, Inc.
148,000 4.900%,  4/3/2028 149,600
M&T Bank Corporation
290,000 3.500%,  9/1/2026
b,h
279,433
Macquarie AirFinance Holdings,
Ltd.
35,000 6.400%,  3/26/2029
a
36,859
96,000 5.150%,  3/17/2030
a
97,342
Macquarie Bank, Ltd.
200,000 5.642%,  8/13/2036
a,b
202,593
Macquarie Group, Ltd.
195,000 1.629%,  9/23/2027
a,b
190,041
Marsh & McLennan Companies,
Inc.
88,000 2.375%,  12/15/2031 78,365
MetLife, Inc.
96,000 6.350%,  3/15/2055
b
101,997
115,000 5.875%,  3/15/2028
b,h
118,253
137,000 6.400%,  12/15/2036 144,167
Metropolitan Life Global Funding I
159,000 2.950%,  4/9/2030
a
150,356
Mid-America Apartments, LP
196,000 4.200%,  6/15/2028 196,561
Mizuho Financial Group, Inc.
200,000 2.564%,  9/13/2031 177,087
88,000 5.748%,  7/6/2034
b
93,502
Molina Healthcare, Inc.
32,000 4.375%,  6/15/2028
a
31,208
77,000 6.250%,  1/15/2033
a
77,855
Morgan Stanley
116,000 5.516%,  11/19/2055
b
117,256
193,000 1.512%,  7/20/2027
b
188,865
65,000 5.123%,  2/1/2029
b
66,401
118,000 3.622%,  4/1/2031
b
114,496
92,000 2.943%,  1/21/2033
b
83,642
85,000 4.889%,  7/20/2033
b
86,308
88,000 5.250%,  4/21/2034
b
90,748
102,000 5.424%,  7/21/2034
b
106,274
72,000 5.831%,  4/19/2035
b
76,755
61,000 5.587%,  1/18/2036
b
63,867
185,000 2.484%,  9/16/2036
b
160,696
Nationstar Mortgage Holdings,
Inc.
38,000 5.500%,  8/15/2028
a
38,000
120,000 5.125%,  12/15/2030
a
121,056
31,000 7.125%,  2/1/2032
a
32,358
NatWest Group plc
98,000 4.892%,  5/18/2029
b
99,540
225,000 6.475%,  6/1/2034
b
236,672
Navient Corporation
47,000 5.000%,  3/15/2027 46,788
New York Life Global Funding
83,000 4.550%,  1/28/2033
a
82,880
89,000 5.000%,  1/9/2034
a
91,049

Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.2% Value
Financials  7.8% - continued
Nippon Life Insurance Company
$ 425,000 5.950%,  4/16/2054
a,b
$ 443,315
Nomura Holdings, Inc.
145,000 2.172%,  7/14/2028 136,996
200,000 5.783%,  7/3/2034 211,803
North Haven Private Income Fund,
LLC
41,000 5.125%,  9/25/2028
a
40,788
Northwestern Mutual Life
Insurance Company
148,000 6.170%,  5/29/2055
a
159,212
Omega Healthcare Investors, Inc.
129,000 5.200%,  7/1/2030 130,963
OneMain Finance Corporation
134,000 3.500%,  1/15/2027 130,961
63,000 6.750%,  3/15/2032 64,167
248,000 7.125%,  9/15/2032 256,193
Osaic Holdings, Inc.
84,000 6.750%,  8/1/2032
a
86,758
Panther Escrow Issuer, LLC
71,000 7.125%,  6/1/2031
a
73,848
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
210,000 4.875%,  5/15/2029
a
204,749
Pebblebrook Hotel Trust,
Convertible
256,000 1.750%,  12/15/2026 252,284
252,000 1.625%,  1/15/2030
a
247,762
PennyMac Financial Services, Inc.
28,000 7.125%,  11/15/2030
a
29,155
89,000 6.875%,  5/15/2032
a
92,222
27,000 6.750%,  2/15/2034
a
27,542
Phoenix Aviation Capital, Ltd.
91,000 9.250%,  7/15/2030
a
96,816
PNC Bank NA
98,000 2.700%,  10/22/2029 92,202
PNC Financial Services Group,
Inc.
131,000 6.200%,  9/15/2027
b,h
133,175
77,000 5.582%,  6/12/2029
b
79,790
140,000 6.250%,  3/15/2030
b,h
143,654
87,000 6.875%,  10/20/2034
b
98,567
PRA Group, Inc.
123,000 8.375%,  2/1/2028
a
125,806
Prologis Targeted US Logistics
Fund, LP
128,000 5.250%,  4/1/2029
a
132,111
81,000 5.250%,  1/15/2035
a
82,842
Prologis, LP
107,000 5.250%,  3/15/2054 103,516
Provident Financing Trust I
112,000 7.405%,  3/15/2038 121,795
Prudential Financial, Inc.
90,000 5.125%,  3/1/2052
b
90,326
138,000 6.750%,  3/1/2053
b
148,822
220,000 6.500%,  3/15/2054
b
235,423
85,000 3.700%,  10/1/2050
b
79,397
Realty Income Corporation
163,000 3.200%,  1/15/2027 161,098
Regency Centers, LP
135,000 5.250%,  1/15/2034 138,747
Principal
Amount Long-Term Fixed Income  66.2% Value
Financials  7.8% - continued
Reinsurance Group of America,
Inc.
$ 87,000 6.000%,  9/15/2033 $ 93,021
170,000 5.750%,  9/15/2034 177,731
RenaissanceRe Holdings, Ltd.
175,000 5.800%,  4/1/2035 183,492
Rexford Industrial Realty, LP,
Convertible
63,000 4.375%,  3/15/2027
a
62,937
114,000 4.125%,  3/15/2029
a
114,798
RGA Global Funding
83,000 5.500%,  1/11/2031
a
86,591
RHP Hotel Properties, LP/RHP
Finance Corporation
39,000 4.750%,  10/15/2027 38,829
76,000 4.500%,  2/15/2029
a
74,535
Rithm Capital Corporation
58,000 8.000%,  7/15/2030
a
59,377
RLJ Lodging Trust, LP
70,000 4.000%,  9/15/2029
a
66,102
Rocket Companies, Inc.
87,000 6.375%,  8/1/2033
a
89,794
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
113,000 3.625%,  3/1/2029
a
107,771
46,000 3.875%,  3/1/2031
a
42,957
41,000 4.000%,  10/15/2033
a
37,445
Royal Bank of Canada
150,000 6.750%,  8/24/2085
b
154,725
Ryan Specialty, LLC
40,000 4.375%,  2/1/2030
a
38,755
52,000 5.875%,  8/1/2032
a
52,582
Santander Holdings USA, Inc.
90,000 2.490%,  1/6/2028
b
87,819
149,000 5.473%,  3/20/2029
b
151,839
Shift4 Payments, Inc., Convertible
258,000 Zero Coupon,  12/15/2025 264,708
199,000 0.500%,  8/1/2027 195,832
Simon Property Group, LP
87,000 6.250%,  1/15/2034 96,006
Sixth Street Lending Partners
85,000 6.125%,  7/15/2030
a
87,879
SLM Corporation
18,000 6.500%,  1/31/2030 18,757
Societe Generale SA
133,000 1.488%,  12/14/2026
a,b
132,175
67,000 10.000%,  11/14/2028
a,b,h
74,216
200,000 5.249%,  5/22/2029
a,b
203,371
200,000 5.439%,  10/3/2036
a,b,e
199,482
Standard Chartered plc
131,000 2.608%,  1/12/2028
a,b
128,152
Starwood Property Trust, Inc.
41,000 4.375%,  1/15/2027
a
40,648
80,000 5.250%,  10/15/2028
a,e
80,023
31,000 6.500%,  10/15/2030
a
32,022
27,000 5.750%,  1/15/2031
a,e
26,983
Starwood Property Trust, Inc.,
Convertible
155,000 6.750%,  7/15/2027 163,835
State Street Corporation
88,000 6.700%,  3/15/2029
b,h
91,527
91,000 4.421%,  5/13/2033
b
90,726

Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.2% Value
Financials  7.8% - continued
Stonex Escrow Issuer, LLC
$ 102,000 6.875%,  7/15/2032
a
$ 104,990
Sumitomo Life Insurance Company
265,000 3.375%,  4/15/2081
a,b,f
245,454
Sumitomo Mitsui Financial Group,
Inc.
200,000 5.716%,  9/14/2028 208,862
132,000 5.766%,  1/13/2033 141,053
Synchrony Financial
65,000 5.935%,  8/2/2030
b
67,375
82,000 7.250%,  2/2/2033 87,502
Synovus Bank
87,000 5.625%,  2/15/2028 88,823
Toronto-Dominion Bank
125,000 8.125%,  10/31/2082
b
132,116
91,000 4.456%,  6/8/2032 90,931
69,000 5.146%,  9/10/2034
b
69,841
Truist Bank
99,000 2.250%,  3/11/2030 90,248
Truist Financial Corporation
160,000 6.047%,  6/8/2027
b
161,857
80,000 1.887%,  6/7/2029
b
75,391
315,000 5.100%,  3/1/2030
b,h
314,467
155,000 5.153%,  8/5/2032
b
159,520
129,000 5.711%,  1/24/2035
b
135,369
U.S. Bancorp
127,000 4.548%,  7/22/2028
b
127,962
42,000 5.836%,  6/12/2034
b
44,755
125,000 5.678%,  1/23/2035
b
131,611
UBS Group AG
191,000 3.869%,  1/12/2029
a,b
189,400
United Wholesale Mortgage, LLC
212,000 5.500%,  4/15/2029
a
209,086
UnitedHealth Group, Inc.
264,000 5.375%,  4/15/2054 253,538
Ventas Realty, LP, Convertible
108,000 3.750%,  6/1/2026 139,482
Wells Fargo & Company
100,000 3.900%,  3/15/2026
b,h
99,029
89,000 3.526%,  3/24/2028
b
88,206
196,000 3.584%,  5/22/2028
b
194,231
127,000 4.808%,  7/25/2028
b
128,499
180,000 7.625%,  9/15/2028
b,h
192,676
196,000 4.478%,  4/4/2031
b
197,073
62,000 5.389%,  4/24/2034
b
64,422
88,000 5.557%,  7/25/2034
b
92,435
101,000 6.491%,  10/23/2034
b
112,220
357,000 5.499%,  1/23/2035
b
372,383
Welltower OP, LLC, Convertible
133,000 2.750%,  5/15/2028
a
248,843
101,000 3.125%,  7/15/2029
a
148,318
Westpac Banking Corporation
147,000 4.110%,  7/24/2034
b
143,954
Willis North America, Inc.
88,000 5.900%,  3/5/2054 89,647
XHR, LP
109,000 4.875%,  6/1/2029
a
106,757
33,000 6.625%,  5/15/2030
a
33,907
Total 46,331,044
Principal
Amount Long-Term Fixed Income  66.2% Value
Foreign Government  0.1%
Mexico Government International
Bond
$ 200,000 5.625%,  9/22/2035 $ 199,012
Saudi Arabian Oil Company
130,000 5.750%,  7/17/2054
a
129,285
Teine Energy, Ltd.
95,000 6.875%,  4/15/2029
a
93,466
Total 421,763
Mortgage-Backed Securities  20.1%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
305,837 2.000%,  1/1/2052 250,190
142,551 6.000%,  1/1/2055 148,586
3,374,174 2.500%,  5/1/2051 2,881,618
3,552,929 3.500%,  5/1/2052 3,273,704
2,237,333 4.000%,  5/1/2052 2,128,062
4,414,181 5.000%,  7/1/2053 4,419,120
5,233,249 5.500%,  7/1/2053 5,332,583
295,124 5.000%,  8/1/2053 296,166
1,098,411 5.500%,  9/1/2053 1,122,759
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,896,645 2.500%,  7/1/2030 1,838,632
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
2,530,960 3.500%,  5/1/2040 2,420,244
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
5,162,451 3.000%,  1/1/2052 4,575,012
432,026 2.000%,  2/1/2051 353,419
682,741 2.000%,  2/1/2051 558,517
3,248,652 2.500%,  2/1/2051 2,741,615
2,677,603 2.500%,  2/1/2051 2,287,733
4,479,144 2.000%,  3/1/2051 3,639,439
3,449,243 4.000%,  3/1/2051 3,308,550
5,875,723 3.000%,  3/1/2052 5,208,566
4,879,426 2.000%,  4/1/2051 3,948,675
2,206,641 3.000%,  4/1/2051 1,944,220
2,163,330 5.500%,  4/1/2054 2,207,862
832,732 2.000%,  5/1/2051 677,967
1,969,084 3.000%,  5/1/2051 1,771,634
2,086,232 3.000%,  6/1/2050 1,881,168
993,883 4.000%,  6/1/2052 939,336
2,772,136 5.000%,  6/1/2053 2,778,838
4,654,484 2.500%,  7/1/2051 3,989,077
2,262,597 3.500%,  7/1/2051 2,091,374
2,209,400 4.000%,  7/1/2052 2,088,148
989,681 2.500%,  8/1/2050 852,082
4,268,758 3.500%,  8/1/2050 3,959,847
4,024,424 3.500%,  8/1/2052 3,689,622
2,426,934 4.500%,  8/1/2052 2,366,777
412,127 5.000%,  8/1/2053 413,124
3,104,489 3.500%,  9/1/2052 2,863,951
1,166,192 3.500%,  9/1/2052 1,074,394
340,351 5.000%,  9/1/2052 340,632
707,377 4.500%,  9/1/2053 692,553
2,542,975 4.500%,  9/1/2053 2,481,114
3,728,971 4.000%,  10/1/2052 3,541,062
794,506 2.000%,  11/1/2051 649,931

Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.2% Value
Mortgage-Backed Securities  20.1% -
continued
$ 1,516,344 3.500%,  11/1/2052 $ 1,403,479
3,301,145 2.000%,  12/1/2050 2,688,470
10,715,717 4.500%,  12/1/2052 10,497,513
675,000 5.000%,  10/1/2048
e
669,369
1,175,000 3.000%,  10/1/2049
e
1,031,886
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
5,283,045 2.500%,  3/1/2062 4,308,338
1,885,857 3.500%,  7/1/2061 1,693,057
1,941,618 4.000%,  12/1/2061 1,817,253
PRPM, LLC
550,000
3.250%,  4/25/2055, Ser.
2025-RPL3, Class A3
a,c
514,809
279,502
6.255%,  5/25/2030, Ser.
2025-3, Class A1
a,c
280,135
Total 118,932,212
Technology  2.2%
Accenture Capital, Inc.
143,000 4.500%,  10/4/2034 141,030
Akamai Technologies, Inc.,
Convertible
123,000 0.375%,  9/1/2027 117,649
111,000 1.125%,  2/15/2029 104,118
197,000 0.250%,  5/15/2033
a
197,689
Alphabet, Inc.
87,000 5.250%,  5/15/2055 87,190
Apple, Inc.
444,000 3.750%,  9/12/2047 357,040
Avnet, Inc., Convertible
71,000 1.750%,  9/1/2030
a
71,674
Block, Inc.
54,000 5.625%,  8/15/2030
a
54,712
194,000 6.500%,  5/15/2032 200,791
54,000 6.000%,  8/15/2033
a
55,298
Block, Inc., Convertible
34,000 0.250%,  11/1/2027 30,923
Boost Newco Borrower, LLC
197,000 7.500%,  1/15/2031
a
208,996
Broadcom, Inc.
89,000 4.000%,  4/15/2029
a
88,586
237,000 4.900%,  7/15/2032 242,448
84,000 4.800%,  10/15/2034 84,588
175,000 4.900%,  2/15/2038 174,062
CACI International, Inc.
38,000 6.375%,  6/15/2033
a
39,199
Central Parent, Inc./CDK Global,
Inc.
44,000 7.250%,  6/15/2029
a
37,886
Cisco Systems, Inc.
176,000 5.350%,  2/26/2064 172,791
Clarivate Science Holdings
Corporation
86,000 3.875%,  7/1/2028
a
82,762
Cloud Software Group, Inc.
353,000 6.500%,  3/31/2029
a
356,184
119,000 9.000%,  9/30/2029
a
123,428
CommScope Technologies, LLC
58,000 5.000%,  3/15/2027
a
57,544
CommScope, LLC
63,000 4.750%,  9/1/2029
a
62,596
Principal
Amount Long-Term Fixed Income  66.2% Value
Technology  2.2% - continued
Consensus Cloud Solutions, Inc.
$ 40,000 6.000%,  10/15/2026
a
$ 39,923
CoreWeave, Inc.
83,000 9.000%,  2/1/2031
a
85,065
CSG Systems International, Inc.,
Convertible
174,000 3.875%,  9/15/2028 193,053
Dell, Inc.
118,000 6.500%,  4/15/2038 128,035
Diebold Nixdorf, Inc.
49,000 7.750%,  3/31/2030
a
51,688
Euronet Worldwide, Inc.,
Convertible
103,000 0.625%,  10/1/2030
a
98,107
Fair Isaac Corporation
103,000 6.000%,  5/15/2033
a
104,282
Fiserv, Inc.
172,000 5.350%,  3/15/2031 178,866
43,000 5.600%,  3/2/2033 45,055
172,000 5.450%,  3/15/2034 177,748
138,000 5.150%,  8/12/2034 139,649
Gen Digital, Inc.
97,000 7.125%,  9/30/2030
a
99,880
30,000 6.250%,  4/1/2033
a
30,626
Global Payments, Inc.
137,000 4.950%,  8/15/2027 138,638
Global Payments, Inc., Convertible
233,000 1.500%,  3/1/2031 213,254
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
78,000 3.500%,  3/1/2029
a
73,903
Helios Software Holdings, Inc./ION
Corporate Solutions Finance
SARL
59,000 4.625%,  5/1/2028
a
57,062
Hewlett Packard Enterprise
Company
115,000 4.850%,  10/15/2031 116,201
IBM International Capital Private,
Ltd.
137,000 5.300%,  2/5/2054 131,111
II-VI, Inc.
83,000 5.000%,  12/15/2029
a
81,855
Intel Corporation
237,000 4.900%,  7/29/2045 209,562
InterDigital, Inc., Convertible
56,000 3.500%,  6/1/2027 250,404
ION Trading Technologies SARL
83,000 9.500%,  5/30/2029
a
87,662
Iron Mountain, Inc.
334,000 4.875%,  9/15/2027
a
332,394
220,000 4.500%,  2/15/2031
a
209,996
Jabil, Inc.
88,000 5.450%,  2/1/2029 90,811
Kioxia Holdings Corporation
136,000 6.625%,  7/24/2033
a
139,812
Marvell Technology, Inc.
98,000 2.950%,  4/15/2031 90,507
Mastercard, Inc.
97,000 4.875%,  5/9/2034 99,296
Microchip Technology, Inc.
55,000 5.050%,  3/15/2029 56,198

Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.2% Value
Technology  2.2% - continued
Microchip Technology, Inc.,
Convertible
$ 117,000 0.750%,  6/1/2030 $ 113,432
Micron Technology, Inc.
36,000 5.650%,  11/1/2032 37,780
MKS, Inc., Convertible
459,000 1.250%,  6/1/2030 502,605
Moody's Corporation
94,000 4.250%,  8/8/2032 92,816
NCR Atleos Corporation
65,000 9.500%,  4/1/2029
a
70,364
NCR Voyix Corporation
48,000 5.000%,  10/1/2028
a
47,283
86,000 5.125%,  4/15/2029
a
84,617
Neptune Bidco US, Inc.
118,000 9.290%,  4/15/2029
a
115,839
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
98,000 4.300%,  6/18/2029 97,881
ON Semiconductor Corporation,
Convertible
183,000 Zero Coupon,  5/1/2027 208,254
289,000 0.500%,  3/1/2029 266,652
Open Text Corporation
96,000 3.875%,  12/1/2029
a
90,744
Open Text Holdings, Inc.
54,000 4.125%,  2/15/2030
a
51,154
Oracle Corporation
163,000 5.375%,  9/27/2054 149,735
312,000 6.900%,  11/9/2052 347,147
95,000 4.800%,  9/26/2032 95,114
102,000 5.875%,  9/26/2045 102,277
Paychex, Inc.
29,000 5.600%,  4/15/2035 30,360
PayPal Holdings, Inc.
176,000 5.500%,  6/1/2054
f
176,571
Pitney Bowes, Inc.
40,000 6.875%,  3/15/2027
a
39,968
RingCentral, Inc.
167,000 8.500%,  8/15/2030
a
177,694
Rocket Software, Inc.
96,000 9.000%,  11/28/2028
a
98,959
Sabre GLBL, Inc.
58,000 11.125%,  7/15/2030
a
56,170
Seagate Data Storage Technology,
Private Ltd.
29,000 9.625%,  12/1/2032
a
32,848
Semtech Corporation, Convertible
137,000 1.625%,  11/1/2027 269,548
Sensata Technologies BV
143,000 4.000%,  4/15/2029
a
137,233
Sensata Technologies, Inc.
44,000 3.750%,  2/15/2031
a
40,607
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
112,000 6.750%,  8/15/2032
a
115,796
SS&C Technologies, Inc.
162,000 5.500%,  9/30/2027
a
161,720
33,000 6.500%,  6/1/2032
a
34,117
Synaptics, Inc., Convertible
180,000 0.750%,  12/1/2031
a
177,210
Synopsys, Inc.
109,000 5.700%,  4/1/2055 110,006
Principal
Amount Long-Term Fixed Income  66.2% Value
Technology  2.2% - continued
Texas Instruments, Inc.
$ 88,000 5.150%,  2/8/2054
f
$ 84,855
UKG, Inc.
88,000 6.875%,  2/1/2031
a
90,801
Verint Systems, Inc., Convertible
121,000 0.250%,  4/15/2026
f
118,278
Verisk Analytics, Inc.
60,000 5.250%,  3/15/2035 61,166
Viavi Solutions, Inc.
61,000 3.750%,  10/1/2029
a
57,513
Viavi Solutions, Inc., Convertible
123,000 1.625%,  3/15/2026 128,996
85,000 0.625%,  3/1/2031
a
93,341
Vishay Intertechnology, Inc.,
Convertible
307,000 2.250%,  9/15/2030 278,784
VMware, LLC
237,000 4.700%,  5/15/2030 239,930
Western Digital Corporation,
Convertible
183,000 3.000%,  11/15/2028
f
586,973
Xerox Corporation
43,000 10.250%,  10/15/2030
a
43,681
Ziff Davis, Inc., Convertible
23,000 1.750%,  11/1/2026
f
22,034
77,000 3.625%,  3/1/2028
a
74,209
Total 12,912,889
Transportation  0.4%
Air Canada
68,000 3.875%,  8/15/2026
a
67,383
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
78,250 5.500%,  4/20/2026
a
78,284
116,920 5.750%,  4/20/2029
a
117,367
Avianca Midco 2 plc
51,000 9.000%,  12/1/2028
a
50,936
60,000 9.625%,  2/14/2030
a
59,682
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
101,000 5.375%,  3/1/2029
a,f
98,491
Burlington Northern Santa Fe, LLC
88,000 5.500%,  3/15/2055 88,198
DCLI Bidco, LLC
78,000 7.750%,  11/15/2029
a
81,102
Delta Air Lines, Inc.
181,000 4.375%,  4/19/2028
f
181,055
139,000 5.250%,  7/10/2030 141,807
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
18,558 4.500%,  10/20/2025
a
18,536
ERAC USA Finance, LLC
179,000 5.200%,  10/30/2034
a
184,825
Norfolk Southern Corporation
136,000 4.450%,  3/1/2033 135,190
OneSky Flight, LLC
106,000 8.875%,  12/15/2029
a
111,465
Penske Truck Leasing Company,
LP/PTL Finance Corporation
111,000 1.200%,  11/15/2025
a
110,535
96,000 1.700%,  6/15/2026
a
94,222
Rand Parent, LLC
165,000 8.500%,  2/15/2030
a,f
171,446

Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.2% Value
Transportation  0.4% - continued
RXO, Inc.
$ 61,000 7.500%,  11/15/2027
a
$ 62,027
Ryder System, Inc.
81,000 2.850%,  3/1/2027 79,572
Southwest Airlines Company
100,000 5.125%,  6/15/2027 101,209
Stena International SA
129,000 7.250%,  1/15/2031
a
131,518
Union Pacific Corporation
70,000 5.600%,  12/1/2054 71,086
United Airlines, Inc.
175,000 4.625%,  4/15/2029
a
172,320
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
52,000 7.875%,  5/1/2027
a
52,811
88,000 6.375%,  2/1/2030
a,f
85,772
Watco Companies, LLC/Watco
Finance Corporation
54,000 7.125%,  8/1/2032
a
55,894
Total 2,602,733
U.S. Government & Agencies  6.1%
U.S. Treasury Bonds
2,517,000 3.625%,  5/15/2053 2,078,885
952,000 4.750%,  11/15/2053 953,636
4,556,000 4.625%,  2/15/2035 4,734,681
U.S. Treasury Notes
400,000 4.250%,  12/31/2025 400,278
16,900,000 4.375%,  7/31/2026 16,981,067
1,000,000 3.625%,  8/31/2027 999,961
7,400,000 4.125%,  7/31/2028 7,498,281
2,501,000 4.000%,  2/28/2030 2,530,015
Total 36,176,804
Utilities  2.3%
AEP Texas, Inc.
82,000 5.850%,  10/15/2055 81,633
AES Corporation
136,000 7.600%,  1/15/2055
b
140,876
156,000 3.950%,  7/15/2030
a
150,638
Algonquin Power & Utilities
Corporation
256,000 4.750%,  1/18/2082
b
249,792
Alliant Energy Corporation,
Convertible
88,000 3.875%,  3/15/2026 94,644
56,000 3.250%,  5/30/2028
a
57,708
Ameren Corporation
98,000 1.750%,  3/15/2028 92,567
American Electric Power
Company, Inc.
161,000 6.950%,  12/15/2054
b
174,243
98,000 2.300%,  3/1/2030 89,689
American Water Capital
Corporation
62,000 5.700%,  9/1/2055 62,971
American Water Capital
Corporation, Convertible
122,000 3.625%,  6/15/2026 122,171
Arizona Public Service Company
87,000 5.550%,  8/1/2033 90,995
Atmos Energy Corporation
104,000 5.450%,  1/15/2056
e
102,791
Principal
Amount Long-Term Fixed Income  66.2% Value
Utilities  2.3% - continued
$ 84,000 5.000%,  12/15/2054 $ 78,186
Calpine Corporation
130,000 4.500%,  2/15/2028
a
129,452
CenterPoint Energy, Inc.
93,000 7.000%,  2/15/2055
b
96,910
47,000 6.700%,  5/15/2055
b
48,537
95,000 1.450%,  6/1/2026 93,234
146,000 2.650%,  6/1/2031 132,141
CenterPoint Energy, Inc.,
Convertible
132,000 4.250%,  8/15/2026 146,520
87,000 3.000%,  8/1/2028
a
88,335
CMS Energy Corporation,
Convertible
90,000 3.375%,  5/1/2028 98,550
Consolidated Edison Company of
New York, Inc.
264,000 5.700%,  5/15/2054 270,581
Constellation Energy Generation,
LLC
132,000 5.750%,  3/15/2054 133,746
90,000 5.800%,  3/1/2033 96,146
Dominion Energy, Inc.
138,000 6.875%,  2/1/2055
b
144,441
138,000 7.000%,  6/1/2054
b
149,632
98,000 3.375%,  4/1/2030 94,130
DTE Energy Company
80,000 4.875%,  6/1/2028 81,386
Duke Energy Carolinas, LLC
272,000 5.400%,  1/15/2054 269,695
Duke Energy Corporation
180,000 3.250%,  1/15/2082
b
173,703
121,000 5.800%,  6/15/2054 122,243
100,000 6.450%,  9/1/2054
b
105,628
93,000 4.500%,  8/15/2032 92,414
95,000 5.750%,  9/15/2033 100,905
Duke Energy Corporation,
Convertible
211,000 4.125%,  4/15/2026 226,509
Duke Energy Ohio, Inc.
88,000 5.550%,  3/15/2054 87,906
Edison International
138,000 5.000%,  12/15/2026
b,h
130,753
Enel Finance International NV
200,000 5.125%,  6/26/2029
a
204,884
Entergy Louisiana, LLC
93,000 5.800%,  3/15/2055 95,219
Evergy, Inc., Convertible
134,000 4.500%,  12/15/2027 168,371
Exelon Corporation
349,000 5.600%,  3/15/2053 341,177
98,000 4.050%,  4/15/2030 96,939
Fells Point Funding Trust
165,000 3.046%,  1/31/2027
a
162,327
FirstEnergy Corporation,
Convertible
52,000 4.000%,  5/1/2026 54,002
165,000 3.625%,  1/15/2029
a
174,950
140,000 3.875%,  1/15/2031
a
151,060
Georgia Power Company
54,000 4.950%,  5/17/2033 55,085
Hawaiian Electric Company, Inc.
27,000 6.000%,  10/1/2033
a
27,235

Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.2% Value
Utilities  2.3% - continued
ITC Holdings Corporation
$ 93,000 4.950%,  9/22/2027
a
$ 94,105
Jersey Central Power & Light
Company
185,000 2.750%,  3/1/2032
a
165,411
Lightning Power, LLC
72,000 7.250%,  8/15/2032
a
76,228
Long Ridge Energy, LLC
96,000 8.750%,  2/15/2032
a
98,679
MidAmerican Energy Company
357,000 5.300%,  2/1/2055 347,345
National Rural Utilities Cooperative
Finance Corporation
89,000 4.850%,  2/7/2029 91,034
NextEra Energy Capital Holdings,
Inc.
149,000 5.900%,  3/15/2055 153,557
100,000 3.800%,  3/15/2082
b
97,516
214,000 6.750%,  6/15/2054
b
229,992
98,000 2.250%,  6/1/2030 89,476
55,000 5.300%,  3/15/2032 57,116
NextEra Energy Capital Holdings,
Inc., Convertible
92,000 3.000%,  3/1/2027 108,652
NiSource, Inc.
49,000 6.375%,  3/31/2055
b
50,714
146,000 5.850%,  4/1/2055 148,063
102,000 6.950%,  11/30/2054
b
106,145
98,000 2.950%,  9/1/2029 93,487
Northern States Power Company/
MN
88,000 5.400%,  3/15/2054 87,243
NRG Energy, Inc.
111,000 2.000%,  12/2/2025
a
110,414
128,000 10.250%,  3/15/2028
a,b,h
139,567
73,000 3.375%,  2/15/2029
a
69,008
135,000 5.250%,  6/15/2029
a
134,563
54,000 6.000%,  2/1/2033
a
54,841
160,000 5.750%,  1/15/2034
a,e
159,837
54,000 6.250%,  11/1/2034
a
55,355
Oncor Electric Delivery Company,
LLC
116,000 5.550%,  6/15/2054 115,450
Pacific Gas and Electric Company
88,000 6.750%,  1/15/2053 94,815
172,000 5.550%,  5/15/2029 177,047
PG&E Corporation
44,000 5.000%,  7/1/2028 43,593
PG&E Corporation, Convertible
477,000 4.250%,  12/1/2027 482,390
Pinnacle West Capital Corporation,
Convertible
65,000 4.750%,  6/15/2027 69,810
PPL Capital Funding, Inc.
129,000 5.250%,  9/1/2034 131,935
PPL Capital Funding, Inc.,
Convertible
131,000 2.875%,  3/15/2028 149,537
San Diego Gas & Electric
Company
88,000 5.550%,  4/15/2054 86,534
Sempra
101,000 6.550%,  4/1/2055
b
103,208
101,000 6.625%,  4/1/2055
b
102,561
Principal
Amount Long-Term Fixed Income  66.2% Value
Utilities  2.3% - continued
$ 100,000 6.400%,  10/1/2054
b
$ 102,179
101,000 6.875%,  10/1/2054
b
104,653
101,000 4.875%,  10/15/2025
b,h
100,980
Southern California Edison
Company
176,000 5.450%,  6/1/2031 181,136
Southern Company
112,000 5.700%,  10/15/2032 118,596
193,000 4.850%,  3/15/2035 191,020
111,000 4.000%,  1/15/2051
b
110,597
317,000 3.750%,  9/15/2051
b
312,773
Southern Company, Convertible
118,000 3.875%,  12/15/2025 132,809
180,000 4.500%,  6/15/2027 200,070
72,000 3.250%,  6/15/2028
a
72,864
TerraForm Power Operating, LLC
173,000 5.000%,  1/31/2028
a
171,751
Virginia Electric and Power
Company
119,000 5.350%,  1/15/2054 114,355
Vistra Corporation
76,000 8.000%,  10/15/2026
a,b,h
77,737
78,000 7.000%,  12/15/2026
a,b,h
79,191
Vistra Operations Company, LLC
103,000 5.000%,  7/31/2027
a
102,659
WEC Energy Group, Inc.,
Convertible
92,000 4.375%,  6/1/2027 110,216
108,000 3.375%,  6/1/2028
a
111,564
110,000 4.375%,  6/1/2029
f
134,915
Xcel Energy, Inc.
138,000 4.600%,  6/1/2032 136,915
89,000 5.600%,  4/15/2035 92,261
XPLR Infrastructure Operating
Partners, LP
214,000 3.875%,  10/15/2026
a
210,928
XPLR Infrastructure, LP,
Convertible
133,000 2.500%,  6/15/2026
a,f
129,675
Total 13,708,722
Total Long-Term Fixed Income
(cost $393,675,220) 392,265,533
Shares Common Stock 15.3% Value
Communications Services  1.4%
5,798 Alphabet, Inc., Class A 1,409,494
7,601 Alphabet, Inc., Class C 1,851,223
6,169 AT&T, Inc. 174,213
8,940 Comcast Corporation 280,895
1,228 Match Group, Inc. 43,373
3,489 Meta Platforms, Inc. 2,562,252
683 Netflix, Inc.
k
818,862
84 New York Times Company 4,822
1,500 News Corporation, Class A 46,065
272 Spotify Technology SA
k
189,856
358 T-Mobile US, Inc. 85,698
342 Tripadvisor, Inc.
k
5,561
5,188 Uniti Group, Inc. 31,751
2,735 Verizon Communications, Inc. 120,203
1,603 Walt Disney Company 183,543
18,523 Warner Brothers Discovery, Inc.
k
361,754

Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  15.3% Value
Communications Services  1.4% - continued
7,336 Warner Music Group Corporation $ 249,864
Total 8,419,429
Consumer Discretionary  1.5%
9,926 ADT, Inc. 86,455
863 Advance Auto Parts, Inc. 52,988
11,522 Amazon.com, Inc.
k
2,529,886
3,987 Aptiv plc
k
343,759
169 Asbury Automotive Group, Inc.
k
41,312
67 Booking Holdings, Inc. 361,751
336 Boot Barn Holdings, Inc.
k
55,682
894 Build-A-Bear Workshop, Inc. 58,298
5,296 Carnival Corporation
k
153,107
1,381 Columbia Sportswear Company 72,226
534 Crocs, Inc.
k
44,616
1,749 D.R. Horton, Inc. 296,403
851 DoorDash, Inc.
k
231,464
328 Etsy, Inc.
k
21,776
768 Expedia Group, Inc. 164,160
436 Frontdoor, Inc.
k
29,338
825 Garmin, Ltd. 203,132
99 Group 1 Automotive, Inc. 43,313
868 Hilton Worldwide Holdings, Inc. 225,194
1,782 Home Depot, Inc. 722,049
680 Laureate Education, Inc.
k
21,447
1,506 La-Z-Boy, Inc. 51,686
1,509 Lowe's Companies, Inc. 379,227
239 McDonald's Corporation 72,630
442 Modine Manufacturing Company
k
62,835
15 NVR, Inc.
k
120,520
2,007 O'Reilly Automotive, Inc.
k
216,375
1,077 Ross Stores, Inc. 164,124
806 SharkNinja, Inc.
k
83,139
11,426 Sony Group Corporation ADR
f
328,955
2,763 Tesla, Inc.
k
1,228,761
203 Ulta Beauty, Inc.
k
110,990
579 Universal Technical Institute, Inc.
k
18,846
1,726 Viking Holdings, Ltd.
k
107,288
178 Wingstop, Inc. 44,799
3,290 Wyndham Hotels & Resorts, Inc. 262,871
1,142 Wynn Resorts, Ltd. 146,484
Total 9,157,886
Consumer Staples  0.5%
408 Altria Group, Inc. 26,952
904 BJ's Wholesale Club Holdings,
Inc.
k
84,298
183 Casey's General Stores, Inc. 103,454
1,127 Church & Dwight Company, Inc. 98,759
1,005 Colgate-Palmolive Company 80,340
58 Costco Wholesale Corporation 53,686
29,627 Coty, Inc.
k
119,693
298 J & J Snack Foods Corporation 28,635
1,057 John B. Sanfilippo & Son, Inc. 67,944
15,517 Kenvue, Inc. 251,841
7,280 Keurig Dr Pepper, Inc. 185,713
25 Kimberly-Clark Corporation 3,108
1,862 Maplebear, Inc.
k
68,447
359 Marzetti Company 62,032
556 Monster Beverage Corporation
k
37,424
675 Philip Morris International, Inc. 109,485
1,412 Procter & Gamble Company 216,954
5,564 Sysco Corporation 458,140
720 Turning Point Brands, Inc. 71,179
7,318 Unilever plc ADR 433,811
Shares Common Stock  15.3% Value
Consumer Staples  0.5% - continued
3,706 Walmart, Inc. $ 381,940
Total 2,943,835
Energy  0.6%
2,151 Antero Midstream Corporation 41,815
855 Baker Hughes Company 41,656
264 Cheniere Energy, Inc. 62,035
181 Chevron Corporation 28,107
5,025 ConocoPhillips 475,315
11,390 Devon Energy Corporation 399,333
721 DHT Holdings, Inc. 8,616
13,524 Enterprise Products Partners, LP 422,895
963 EOG Resources, Inc. 107,972
1,940 Expand Energy Corporation 206,106
7,820 Exxon Mobil Corporation 881,705
7,145 Halliburton Company 175,767
782 Hess Midstream, LP 27,018
2,026 Kinder Morgan, Inc. 57,356
1,371 Marathon Petroleum Corporation 264,247
1,043 Matador Resources Company 46,862
2,519 Shell plc ADR 180,184
1,742 TechnipFMC plc 68,722
1,840 Williams Companies, Inc. 116,564
Total 3,612,275
Financials  2.4%
179 Affiliated Managers Group, Inc. 42,679
1,347 Allstate Corporation 289,134
4,618 Ally Financial, Inc. 181,026
1,076 Amalgamated Financial
Corporation 29,213
540 American Express Company 179,366
3,490 American International Group, Inc. 274,105
374 Ameriprise Financial, Inc. 183,728
1,989 Arch Capital Group, Ltd. 180,462
1,319 Associated Banc-Corp 33,912
1,329 Atlantic Union Bankshares
Corporation 46,900
19,742 Bank of America Corporation 1,018,490
1,097 Bank of N.T. Butterfield & Son, Ltd. 47,083
3,644 Bank of New York Mellon
Corporation 397,050
1,264 Beacon Financial Corporation 29,970
650 Berkshire Hathaway, Inc.
k
326,781
5,735 BlackRock Income Trust, Inc.,
Rights
k
338
64 BlackRock, Inc. 74,616
123 Blackstone Mortgage Trust, Inc. 2,264
31 Block, Inc.
k
2,240
2,475 Bridgewater Bancshares, Inc.
k
43,560
351 Byline Bancorp, Inc. 9,733
3,317 Capital One Financial Corporation 705,128
116 Central Pacific Financial
Corporation 3,519
9,726 Charles Schwab Corporation 928,541
1,357 Chubb, Ltd. 383,013
649 Citigroup, Inc. 65,874
408 Community Trust Bancorp, Inc. 22,828
1,340 Donnelley Financial Solutions, Inc.
k
68,916
12 Enact Holdings, Inc. 460
11 Encore Capital Group, Inc.
k
459
235 Enova International, Inc.
k
27,046
845 Enterprise Financial Services
Corporation 48,993

Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  15.3% Value
Financials  2.4% - continued
405 Federal Agricultural Mortgage
Corporation $ 68,032
265 Financial Institutions, Inc. 7,208
149 First Citizens BancShares, Inc./NC 266,585
46 First Financial Corporation 2,596
90 First Mid-Illinois Bancshares, Inc. 3,409
543 Fiserv, Inc.
k
70,009
1,727 Fulton Financial Corporation 32,174
1,261 Glacier Bancorp, Inc. 61,373
366 Great Southern Bancorp, Inc. 22,418
390 Hometrust Bancshares, Inc. 15,967
697 Houlihan Lokey, Inc. 143,108
157 Independent Bank Corporation/MI 4,863
3,231 Intercontinental Exchange, Inc. 544,359
3,283 Invesco, Ltd. 75,312
1,183 Janus Henderson Group plc 52,655
4,497 JPMorgan Chase & Company 1,418,489
17,029 KeyCorp 318,272
824 M&T Bank Corporation 162,839
610 Marsh & McLennan Companies,
Inc. 122,933
485 Mastercard, Inc. 275,873
3,947 MetLife, Inc. 325,114
1,994 MGIC Investment Corporation 56,570
887 MidWestOne Financial Group, Inc. 25,093
332 Moody's Corporation 158,191
149 MSCI, Inc. 84,544
2,944 Nasdaq, Inc. 260,397
198 NMI Holdings, Inc.
k
7,591
1,062 Northern Trust Corporation 142,945
2,075 Northwest Bancshares, Inc. 25,709
427 OFG Bancorp 18,570
2,230 Old National Bancorp 48,949
4,323 Old Republic International
Corporation 183,598
1,054 Old Second Bancorp, Inc. 18,218
112 Orrstown Financial Services, Inc. 3,806
37 PNC Financial Services Group,
Inc. 7,434
286 Popular, Inc. 36,325
832 Progressive Corporation 205,462
1,420 Provident Financial Services, Inc. 27,378
994 RLI Corporation 64,829
1,841 Robinhood Markets, Inc.
k
263,594
469 S&P Global, Inc. 228,267
1,530 SEI Investments Company 129,821
2,285 Sony Financial Group, Inc. ADR
k,l
12,670
842 Tradeweb Markets, Inc. 93,445
1,250 Triumph Financial, Inc.
k
62,550
600 Trustmark Corporation 23,760
231 U.S. Bancorp 11,164
2,179 Visa, Inc. 743,867
14,167 Wells Fargo & Company 1,187,478
715 WesBanco, Inc. 22,830
458 Wintrust Financial Corporation 60,658
3,248 Zions Bancorp NA 183,772
Total 14,040,500
Health Care  1.6%
1,722 AbbVie, Inc. 398,712
3,616 ADMA Biologics, Inc.
k
53,011
1,917 Agilent Technologies, Inc. 246,047
842 Amgen, Inc. 237,612
290 ANI Pharmaceuticals, Inc.
k
26,564
8,008 Avantor, Inc.
k
99,940
Shares Common Stock  15.3% Value
Health Care  1.6% - continued
539 Biogen, Inc.
k
$ 75,503
2,396 BioMarin Pharmaceutical, Inc.
k
129,767
3,559 Boston Scientific Corporation
k
347,465
715 Cencora, Inc. 223,459
914 Cigna Group 263,460
2,880 Concentra Group Holdings Parent,
Inc. 60,278
316 CorVel Corporation
k
24,465
1,815 Danaher Corporation 359,842
672 Dexcom, Inc.
k
45,219
629 Eli Lilly & Company 479,927
1,180 Encompass Health Corporation 149,884
3,487 Gilead Sciences, Inc. 387,057
536 Halozyme Therapeutics, Inc.
k
39,310
243 IDEXX Laboratories, Inc.
k
155,250
858 Illumina, Inc.
k
81,484
381 Incyte Corporation
k
32,313
1,089 Indivior plc
k
26,256
197 Insulet Corporation
k
60,820
431 Intuitive Surgical, Inc.
k
192,756
6,294 Johnson & Johnson 1,167,033
1,595 Labcorp Holdings, Inc. 457,861
271 Medpace Holdings, Inc.
k
139,337
4,128 Medtronic plc 393,151
7,387 Merck & Company, Inc. 619,991
556 Merit Medical Systems, Inc.
k
46,276
94 Mettler-Toledo International, Inc.
k
115,395
899 Neurocrine Biosciences, Inc.
k
126,202
292 Penumbra, Inc.
k
73,969
2,108 Pfizer, Inc. 53,712
2,363 Progyny, Inc.
k
50,852
429 Repligen Corporation
k
57,344
852 Royalty Pharma plc 30,059
7,145 Sanofi SA ADR 337,244
1,297 STERIS plc 320,930
2,319 Stevanato Group SPA 59,714
463 Stryker Corporation 171,157
691 Teleflex, Inc. 84,551
294 Tenet Healthcare Corporation
k
59,694
341 Thermo Fisher Scientific, Inc. 165,392
1,250 Twist Bioscience Corporation
k
35,175
218 United Therapeutics Corporation
k
91,388
1,258 UnitedHealth Group, Inc. 434,387
455 Vertex Pharmaceuticals, Inc.
k
178,196
401 Viemed Healthcare, Inc.
k
2,723
598 Waystar Holding Corporation
k
22,676
3,344 Zimmer Biomet Holdings, Inc. 329,384
Total 9,820,194
Industrials  1.6%
5,792 Amentum Holdings, Inc.
k
138,718
1,791 AMETEK, Inc. 336,708
38 Armstrong World Industries, Inc. 7,448
897 Automatic Data Processing, Inc. 263,270
118 Axon Enterprise, Inc.
k
84,682
1,477 Badger Infrastructure Solutions,
Ltd. 65,142
1,871 Barrett Business Services, Inc. 82,923
477 BWX Technologies, Inc. 87,945
1,178 Caterpillar, Inc. 562,083
27,378 CNH Industrial NV 297,051
15,260 CSX Corporation 541,883
97 Curtiss-Wright Corporation 52,665
8,492 Delta Air Lines, Inc. 481,921
889 Enerpac Tool Group Corporation 36,449

Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  15.3% Value
Industrials  1.6% - continued
797 Expeditors International of
Washington, Inc. $ 97,704
7,771 Fastenal Company 381,090
282 Ferguson Enterprises, Inc. 63,332
4,481 Flowserve Corporation 238,120
3,095 Gates Industrial Corporation plc
k
76,818
1,185 General Dynamics Corporation 404,085
565 General Electric Company 169,963
183 Graco, Inc. 15,548
66 Great Lakes Dredge & Dock
Corporation
k
791
1,657 Helios Technologies, Inc. 86,379
4,577 Hexcel Corporation 286,978
1,912 Honeywell International, Inc. 402,476
760 Howmet Aerospace, Inc. 149,135
79 ICF International, Inc. 7,331
134 IES Holdings, Inc.
k
53,285
1,931 Jacobs Solutions, Inc. 289,380
1,418 JB Hunt Transport Services, Inc. 190,253
242 Johnson Controls International plc 26,608
1,092 Knight-Swift Transportation
Holdings, Inc. 43,145
830 Korn Ferry 58,083
1,402 L3Harris Technologies, Inc. 428,185
783 Leidos Holdings, Inc. 147,956
556 Limbach Holdings, Inc.
k
53,999
470 Lincoln Electric Holdings, Inc. 110,840
1,260 Masco Corporation 88,691
101 McGrath RentCorp 11,847
350 Moog, Inc. 72,685
913 Old Dominion Freight Line, Inc. 128,532
374 Otis Worldwide Corporation 34,195
507 Parker-Hannifin Corporation 384,382
287 Quanta Services, Inc. 118,939
327 Republic Services, Inc. 75,040
543 Rockwell Automation, Inc. 189,795
613 Schneider National, Inc. 12,971
3,033 Southwest Airlines Company 96,783
1,722 Timken Company 129,460
113 Trane Technologies plc 47,682
960 Trex Company, Inc.
k
49,603
2,594 Uber Technologies, Inc.
k
254,134
543 UFP Industries, Inc. 50,765
485 Union Pacific Corporation 114,639
2,310 United Parcel Service, Inc. 192,954
199 United Rentals, Inc. 189,977
205 Veralto Corporation 21,855
434 Verisk Analytics, Inc. 109,155
239 Waste Management, Inc. 52,778
Total 9,247,234
Information Technology  4.2%
374 Adobe, Inc.
k
131,928
1,405 Advanced Micro Devices, Inc.
k
227,315
3,510 Amphenol Corporation 434,362
570 Analog Devices, Inc. 140,049
12,978 Apple, Inc. 3,304,588
266 Applied Materials, Inc. 54,461
180 AppLovin Corporation
k
129,337
1,728 Arista Networks, Inc.
k
251,787
1,179 Autodesk, Inc.
k
374,533
4,183 Broadcom, Inc. 1,380,014
314 Cadence Design Systems, Inc.
k
110,296
731 CDW Corporation 116,434
13,580 Cisco Systems, Inc. 929,144
Shares Common Stock  15.3% Value
Information Technology  4.2% - continued
1,023 CompoSecure, Inc. $ 21,299
1,292 Crane NXT Company 86,654
879 Datadog, Inc.
k
125,170
1,777 DocuSign, Inc.
k
128,104
3,420 Dropbox, Inc.
k
103,318
194 Fabrinet
k
70,736
288 Flex, Ltd.
k
16,695
1,044 Fortinet, Inc.
k
87,780
1,508 International Business Machines
Corporation 425,497
1,585 JFrog, Ltd.
k
75,018
274 Keysight Technologies, Inc.
k
47,928
91 KLA Corporation 98,153
1,646 Lam Research Corporation 220,399
257 Littelfuse, Inc. 66,566
4,108 Micron Technology, Inc. 687,351
8,824 Microsoft Corporation 4,570,391
403 Monday.com, Ltd.
k
78,057
104 Monolithic Power Systems, Inc. 95,747
553 Motorola Solutions, Inc. 252,881
262 Napco Security Technologies, Inc. 11,253
17,093 Nokia Oyj ADR
f
82,217
24,429 NVIDIA Corporation 4,557,963
201 NXP Semiconductors NV 45,774
433 Onto Innovation, Inc.
k
55,952
1,168 Oracle Corporation 328,488
1,716 Palantir Technologies, Inc.
k
313,033
1,927 Pegasystems, Inc. 110,802
286 Plexus Corporation
k
41,381
111 PTC, Inc.
k
22,535
1,718 Qorvo, Inc.
k
156,475
3,880 Qualcomm, Inc. 645,477
81 RingCentral, Inc.
k
2,296
554 Salesforce, Inc. 131,298
9,570 Samsung Electronics Company,
Ltd. 573,725
529 SAP SE ADR 141,354
597 ServiceNow, Inc.
k
549,407
46 Silicon Laboratories, Inc.
k
6,032
2,590 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 723,361
3,236 TD SYNNEX Corporation 529,895
74 TE Connectivity plc 16,245
198 Texas Instruments, Inc. 36,379
2,841 Trimble, Inc.
k
231,968
1,242 TTM Technologies, Inc.
k
71,539
335 VeriSign, Inc. 93,656
1,538 Vontier Corporation 64,550
1,148 Western Digital Corporation 137,829
451 Zebra Technologies Corporation
k
134,019
1,249 Zoom Communications, Inc.
k
103,042
Total 24,759,937
Materials  0.5%
877 Albemarle Corporation 71,107
9,040 Amcor plc 73,947
5,888 Axalta Coating Systems, Ltd.
k
168,515
4,850 CF Industries Holdings, Inc. 435,045
2,919 Crown Holdings, Inc. 281,946
550 DuPont de Nemours, Inc. 42,845
1,747 Eastman Chemical Company 110,149
985 Ecolab, Inc. 269,752
1,835 Element Solutions, Inc. 46,187
6,142 Freeport-McMoRan, Inc. 240,889

Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  15.3% Value
Materials  0.5% - continued
900 Greif, Inc. $ 53,784
7,265 Ivanhoe Mines, Ltd.
k
77,051
656 Linde plc 311,600
736 Newmont Corporation 62,052
3,282 Nucor Corporation 444,481
1,478 Olin Corporation 36,935
267 Packaging Corporation of America 58,187
1,672 Steel Dynamics, Inc. 233,127
238 Vulcan Materials Company 73,214
939 West Fraser Timber Company, Ltd. 63,833
Total 3,154,646
Real Estate  0.4%
301 Agree Realty Corporation 21,383
622 AvalonBay Communities, Inc. 120,152
2,512 Broadstone Net Lease, Inc. 44,890
2,025 CBRE Group, Inc.
k
319,059
4,509 Crown Castle, Inc. 435,073
3,111 Cushman and Wakefield plc
k
49,527
581 EPR Properties 33,704
6,240 Essential Properties Realty Trust,
Inc. 185,702
733 Extra Space Storage, Inc. 103,309
2,729 First Industrial Realty Trust, Inc. 140,462
16,177 Healthcare Realty Trust, Inc. 291,671
3,831 Host Hotels & Resorts, Inc. 65,204
499 Innovative Industrial Properties,
Inc. 26,736
397 Kite Realty Group Trust 8,853
2,194 Millrose Properties, Inc. 73,740
1,424 National Storage Affiliates Trust 43,033
1,501 Outfront Media, Inc. 27,498
4,731 Sabra Health Care REIT, Inc. 88,186
521 SBA Communications Corporation 100,735
399 Sila Realty Trust, Inc. 10,015
2,946 Tanger, Inc. 99,693
1,094 Terreno Realty Corporation 62,085
444 Xenia Hotels & Resorts, Inc. 6,092
Total 2,356,802
Utilities  0.6%
4,228 AES Corporation 55,640
1,626 Alliant Energy Corporation 109,609
141 Black Hills Corporation 8,684
1,005 Brookfield Infrastructure
Corporation 41,326
3,095 CenterPoint Energy, Inc. 120,086
16 Clearway Energy, Inc., Class C 452
1,191 Constellation Energy Corporation 391,922
4,288 Duke Energy Corporation 530,640
2,767 Edison International 152,960
6,904 Entergy Corporation 643,384
3,260 Evergy, Inc. 247,825
2,729 NiSource, Inc. 118,166
522 Northwestern Energy Group, Inc. 30,594
6,395 PG&E Corporation 96,437
4,262 Portland General Electric
Company 187,528
702 Spire, Inc. 57,227
7,702 UGI Corporation 256,169
Shares Common Stock  15.3% Value
Utilities  0.6% - continued
1,546 Vistra Energy Corporation $ 302,892
Total 3,351,541
Total Common Stock
(cost $61,259,184) 90,864,279
Shares
Registered Investment
Companies   9.4% Value
U.S. Affiliated   8.6%
4,937,784 Thrivent Core Emerging Markets
Debt Fund 42,711,835
643,667 Thrivent Core International Equity
Fund 8,271,115
Total 50,982,950
U.S. Unaffiliated   0.8%
9,010 abrdn Asia-Pacific Income Fund,
Inc.
f
146,773
27,032 abrdn Income Credit Strategies
Fund 156,786
7,991 abrdn Total Dynamic Dividend
Fund 75,595
17,145 AllianceBernstein Global High
Income Fund, Inc. 192,195
24,503 Allspring Income Opportunities
Fund 171,766
5,890 BlackRock Capital Allocation Term
Trust 87,113
4,112 BlackRock Core Bond Trust 40,873
16,974 BlackRock Corporate High Yield
Fund, Inc. 161,253
19,260 BlackRock Credit Allocation
Income Trust 212,823
1,742 BlackRock Debt Strategies Fund,
Inc. 18,500
2,666 BlackRock Enhanced Equity
Dividend Trust 24,287
12,250 BlackRock Enhanced Global
Dividend Trust 141,733
7,542 BlackRock Enhanced International
Dividend Trust 43,367
5,735 BlackRock Income Trust, Inc. 64,461
15,364 BlackRock Multi-Sector Income
Trust 205,724
12,865 Blackstone Strategic Credit 2027
Term Fund 156,567
12,946 Cornerstone Strategic Investment
Fund, Inc. 107,193
18,986 Eaton Vance Limited Duration
Income Fund 192,708
7,811 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 71,080
287 iShares Semiconductor ETF 77,811
31,444 Nuveen Credit Strategies Income
Fund 165,710
11,861 Nuveen Preferred Income
Opportunities Fund 97,260
12,757 PGIM Global High Yield Fund, Inc. 164,310
11,997 PGIM High Yield Bond Fund, Inc. 172,517
5,965 Pimco Dynamic Income Fund 118,107
10,417 PIMCO High Income Fund 51,981
10,595 PIMCO Income Strategy Fund II 80,416
1,827 Tri-Continental Corporation 62,118
8,044 Vanguard Short-Term Corporate
Bond ETF 642,957

Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies  9.4% Value
U.S. Unaffiliated   0.8%  - continued
3,393 Virtus Convertible & Income Fund $ 50,895
12,463 Virtus Dividend, Interest &
Premium Strategy Fund 162,144
2,846 Virtus Equity & Convertible Income
Fund 71,463
27,753 Voya Global Equity Dividend &
Premium Opportunity Fund 164,575
3,255 Western Asset Diversified Income
Fund 47,881
42,572 Western Asset High Income
Opportunity Fund, Inc. 163,477
Total 4,564,419
Total Registered Investment
Companies (cost $55,651,370) 55,547,369
Shares Preferred Stock 1.5% Value
Basic Materials  0.1%
5,265 Albemarle Corporation,
Convertible, 7.250% 199,438
Total 199,438
Capital Goods  0.1%
9,789 Boeing Company, Convertible,
6.000% 681,021
Total 681,021
Communications Services  0.1%
14,875 AT&T, Inc., 4.750%
h
296,310
11,250 Telephone and Data Systems, Inc.,
6.000%
h
222,750
Total 519,060
Financials  1.0%
7,525 AEGON Funding Company, LLC,
5.100% 154,639
7,500 Allstate Corporation, 5.100%
h
166,800
3,188 Apollo Global Management, Inc.,
Convertible, 6.750% 224,053
3,302 Ares Management Corporation,
Convertible, 6.750% 164,076
4,800 Athene Holding, Ltd., 5.625%
h
105,408
12,300 Bank of America Corporation,
4.250%
h
222,261
10,000 Bank of America Corporation,
4.375%
h
185,800
5,000 Bank of America Corporation,
4.750%
h
102,350
7,500 Bank of America Corporation,
5.000%
h
159,900
353 Bank of America Corporation,
Convertible, 7.250%
h
451,840
2,400 Capital One Financial Corporation,
4.800%
h
46,248
9,875 Capital One Financial Corporation,
5.000%
h
199,277
2,400 Charles Schwab Corporation,
4.450%
f,h
47,160
1,775 Citizens Financial Group, Inc.,
7.375%
h
46,949
4,050 Corebridge Financial, Inc., 6.375% 99,427
4,800 Fifth Third Bancorp, 4.950%
h
99,360
4,800 Huntington Bancshares, Inc./OH,
4.500%
h
89,184
Shares Preferred Stock  1.5% Value
Financials  1.0% - continued
10,400 JPMorgan Chase & Company,
4.200%
h
$ 196,352
10,000 JPMorgan Chase & Company,
4.625%
h
202,700
6,925 JPMorgan Chase & Company,
4.750%
h
145,287
2,400 KeyCorp, 5.650%
h
55,272
10,750 KeyCorp, 6.200%
b,h
271,330
5,694 KKR & Company, Inc.,
Convertible, 6.250% 298,081
2,400 MetLife, Inc., 4.750%
h
50,064
9,050 Morgan Stanley, 4.250%
h
166,882
7,800 Morgan Stanley, 5.850%
h
191,022
5,100 Morgan Stanley, 7.125%
h
129,591
6,350 Public Storage, 4.125%
h
111,316
3,775 Public Storage, 4.625%
h
74,103
958 Public Storage, 4.700%
h
19,103
4,800 Regions Financial Corporation,
4.450%
h
89,040
2,700 Regions Financial Corporation,
5.700%
b,h
66,123
2,675 Synovus Financial Corporation,
8.397%
b,h
70,486
4,800 Truist Financial Corporation,
4.750%
h
98,400
5,000 U.S. Bancorp, 4.000%
h
84,250
7,500 Wells Fargo & Company, 4.250%
h
133,275
10,000 Wells Fargo & Company, 4.375%
h
181,900
4,800 Wells Fargo & Company, 4.700%
h
94,032
4,600 Wells Fargo & Company, 4.750%
h
90,804
507 Wells Fargo & Company,
Convertible, 7.500%
h
625,785
Total 6,009,930
Technology  0.1%
3,451 Hewlett Packard Enterprise
Company, Convertible, 7.625% 234,323
3,613 Microchip Technology, Inc.,
Convertible, 7.500% 213,275
Total 447,598
Utilities  0.1%
9,250 CMS Energy Corporation, 4.200%
h
179,172
3,770 Nextera Energy, Inc., Convertible,
7.234% 177,303
3,971 NextEra Energy, Inc., Convertible,
7.299% 198,034
6,200 Southern Company, 4.950% 130,076
Total 684,585
Total Preferred Stock
(cost $9,075,379) 8,541,632
Shares
Collateral Held for Securities
Loaned 1.4% Value
8,250,892 Thrivent Cash Management Trust 8,250,892
Total Collateral Held for
Securities Loaned
(cost $8,250,892) 8,250,892

Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 7.9% Value
Federal Home Loan Bank Discount
Notes
100,000 4.265%, 10/8/2025
m,n
$ 99,910
500,000 4.250%, 10/24/2025
m,n
498,657
700,000 4.240%, 10/29/2025
m,n
697,727
100,000 3.935%, 12/12/2025
m,n
99,218
500,000 3.890%, 12/17/2025
m,n
495,824
Federal Home Loan Mortgage
Corporation Discount Notes
600,000 3.900%, 12/8/2025
m,n
595,567
300,000 3.900%, 12/23/2025
m,n
297,301
Federal National Mortgage
Association Discount Notes
800,000 3.860%, 12/22/2025
m,n
792,890
State Street Institutional U.S.
Government Money Market
Fund
17,293,232 4.090%
m
17,293,232
Thrivent Core Short-Term Reserve
Fund
2,571,100 4.410% 25,711,000
U.S. Treasury Bills
100,000 4.233%, 10/2/2025
m,o
99,989
100,000 4.206%, 10/14/2025
m,o
99,854
200,000 3.899%, 12/9/2025
m,o
198,519
Total Short-Term Investments
(cost $46,979,236) 46,979,688
Total Investments (cost
$574,891,281) 101.7% $602,449,393
Other Assets and Liabilities, Net
(1.7%) (9,780,990)
Total Net Assets 100.0% $592,668,403
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2025, the value of these investments was $127,150,417 or
21.5% of total net assets.
b Denotes variable rate securities. The rate shown is as of
September 30, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2025.
d All or a portion of the security is insured or guaranteed.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of September 30, 2025.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Conservative Allocation Portfolio as of September 30, 2025
was $18,700 or 0.00% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of September 30, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  12/4/2013 $ 110,000
Credit Suisse Group AG  5/17/2021 121,941
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Conservative Allocation
Portfolio as of September 30, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 7,407,120
Common Stock 580,502
Total lending $7,987,622
Gross amount payable upon return of
collateral for securities loaned $8,250,892
Net amounts due to counterparty $263,270

Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Conservative Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 34,179,226 – 34,179,226 –
Basic Materials 3,939,857 – 3,939,857 –
Capital Goods 10,345,096 – 10,345,096 –
Collateralized Mortgage Obligations 46,425,551 – 46,425,551 –
Commercial Mortgage-Backed Securities 6,719,817 – 6,719,817 –
Communications Services 11,511,460 – 11,511,460 –
Consumer Cyclical 16,806,000 – 16,806,000 –
Consumer Non-Cyclical 17,523,195 – 17,523,195 –
Energy 13,729,164 – 13,729,164 –
Financials 46,331,044 – 46,331,044 –
Foreign Government 421,763 – 421,763 –
Mortgage-Backed Securities 118,932,212 – 118,932,212 –
Technology 12,912,889 – 12,912,889 –
Transportation 2,602,733 – 2,602,733 –
U.S. Government & Agencies 36,176,804 – 36,176,804 –
Utilities 13,708,722 – 13,708,722 –
Common Stock
Communications Services 8,419,429 8,419,429 – –
Consumer Discretionary 9,157,886 9,157,886 – –
Consumer Staples 2,943,835 2,943,835 – –
Energy 3,612,275 3,612,275 – –
Financials 14,040,500 14,027,830 – 12,670
Health Care 9,820,194 9,820,194 – –
Industrials 9,247,234 9,182,092 65,142 –
Information Technology 24,759,937 24,186,212 573,725 –
Materials 3,154,646 3,077,595 77,051 –
Real Estate 2,356,802 2,356,802 – –
Utilities 3,351,541 3,351,541 – –
Preferred Stock
Basic Materials 199,438 199,438 – –
Capital Goods 681,021 681,021 – –
Communications Services 519,060 519,060 – –
Financials 6,009,930 6,009,930 – –
Technology 447,598 447,598 – –
Utilities 684,585 684,585 – –
Registered Investment Companies
U.S. Unaffiliated 4,564,419 4,564,419 – –
Short-Term Investments 21,268,688 17,293,232 3,975,456 –
Subtotal Investments in Securities $517,504,551 $120,534,974 $396,956,907 $12,670
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 50,982,950
Affiliated Short-Term Investments 25,711,000
Collateral Held for Securities Loaned 8,250,892
Subtotal Other Investments $84,944,842
Total Investments at Value $602,449,393
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Conservative Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 617,409 617,409 – –
Total Asset Derivatives $617,409 $617,409 $– $–
Liability Derivatives
Futures Contracts 341,887 76,430 265,457 –
Credit Default Swaps 1,376 – 1,376 –
Total Liability Derivatives $343,263 $76,430 $266,833 $–
The following table presents Conservative Allocation Portfolio's futures contracts held as of September 30, 2025. Investments and/or cash totaling
$3,430,972 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 10 December 2025 $ 2,084,382 ( $ 398)
CME E-mini S&P 500 Index 111 December 2025 36,903,650 496,412
ICE mini MSCI EAFE Index 66 December 2025 9,156,333 35,158
ICE US mini MSCI Emerging Markets Index 22 December 2025 1,469,215 26,455
Total Futures Long Contracts $ 49,613,580 $ 557,627
CBOT U.S. Long Bond (16) December 2025 ( $ 1,831,205) ( $ 34,295)
CME E-mini Russell 2000 Index (39) December 2025 (4,760,682) (27,543)
CME E-mini S&P Mid-Cap 400 Index (9) December 2025 (3,006,578) 48,998
CME Euro Foreign Exchange Currency (41) December 2025 (6,053,786) 10,386
CME Ultra Long Term U.S. Treasury Bond (5) December 2025 (586,118) (14,194)
Eurex Euro STOXX 50 Index (147) December 2025 (9,319,961) (265,457)
Total Futures Short Contracts ( $ 25,558,330) ($282,105)
Total Futures Contracts $ 24,055,250 $275,522

Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

1
As the buyer of protection, Conservative Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Conservative Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2
The maximum potential amount of future payments Conservative Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3
The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table presents Conservative Allocation Portfolio's credit default swap contracts held as of September 30, 2025. Investments totaling
$398,362 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 45, 5 Year, at 5.00%, Quarterly Buy 12/20/2030 $ 7,350,000 $ – ( $ 1,376) ( $ 1,376)
Total Credit Default Swaps $– ($1,376) ($1,376)

Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Conservative Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
9/30/2025
Shares Held at
9/30/2025
% of Net
Assets
9/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $49,160 $1,983 $11,080 $42,712 4,938 7.2%
Core International Equity 6,583 – 5 8,271 644 1.4
Total U.S. Affiliated Registered Investment
Companies 55,743 50,983 8.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% 16,613 47,146 38,048 25,711 2,571 4.3
Total Affiliated Short-Term Investments 16,613 25,711 4.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 5,762 64,462 61,973 8,251 8,251 1.4
Total Collateral Held for Securities Loaned 5,762 8,251 1.4
Total Value $78,118 $84,945
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 9/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($2,167) $4,816 $ – $1,983
Core International Equity 0 1,693 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% 1 (1) – 420
Total Income/Non Cash Income from Affiliated
Investments $2,403
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 20
Total Affiliated Income from Securities Loaned, Net $20
Total Value ($2,166) $6,508 $ –

Dynamic Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 47.0% Value
Asset-Backed Securities  4.2%
Anchorage Capital CLO 20, Ltd.
$ 150,000
7.526%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
$ 150,332
Anchorage Capital CLO 21, Ltd.
250,000
6.226%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
250,443
Avis Budget Rental Car Funding
AESOP, LLC
250,000
5.240%,  8/20/2029, Ser.
2025-1A, Class B
a
254,508
250,000
4.770%,  2/20/2032, Ser.
2025-4A, Class B
a
249,658
Balboa Bay Loan Funding, Ltd.
300,000
6.576%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
300,170
Barings Loan Partners CLO, Ltd. 2
500,000
5.976%,  (TSFR3M +
1.650%), 1/20/2034, Ser. LP-
2A, Class CR
a,b
499,886
Battalion CLO XI, Ltd.
400,000
6.269%,  (TSFR3M +
1.950%), 4/24/2034, Ser.
2017-11A, Class CR2
a,b
400,030
Battalion CLO XXI, Ltd.
500,000
6.318%,  (TSFR3M +
2.000%), 7/15/2034, Ser.
2021-21A, Class CR
a,b
499,983
Business Jet Securities, LLC
160,341
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
158,686
291,747
5.364%,  9/15/2039, Ser.
2024-2A, Class A
a
292,969
CarVal CLO, Ltd.
350,000
8.026%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
350,612
Cascade Funding Mortgage Trust,
LLC
8,219
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,b
8,213
College Avenue Student Loans,
LLC
53,032
5.922%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,b
53,448
Dryden 72 CLO, Ltd.
300,000
5.861%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
300,623
GMAC Mortgage Corporation
Loan Trust
21,106
4.772%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
9,982
GSAA Home Equity Trust
76,740
4.276%,  8/25/2034, Ser.
2004-10, Class M2
b
71,073
Hertz Vehicle Financing III, LLC
475,000
6.120%,  1/25/2029, Ser.
2024-1A, Class B
a
484,593
Principal
Amount Long-Term Fixed Income  47.0% Value
Asset-Backed Securities  4.2% - continued
$ 400,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
$ 404,194
Hotwire Funding, LLC
425,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
432,190
HTAP Issuer Trust
272,035
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
271,272
LCM 41, Ltd.
650,000
7.918%,  (TSFR3M +
3.600%), 4/15/2036, Ser. 41A,
Class D1R
a,b
652,727
MetroNet Infrastructure Issuer, LLC
400,000
5.400%,  8/20/2055, Ser.
2025-2A, Class A2
a
405,975
MFA Trust
352,655
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
d
353,084
Pagaya AI Debt Grantor Trust
150,721
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
151,362
162,962
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
163,771
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
104,260
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
104,994
Palmer Square Loan Funding, Ltd.
750,000
6.868%,  (TSFR3M +
2.550%), 10/15/2032, Ser.
2024-1A, Class C
a,b
750,518
250,000
6.018%,  (TSFR3M +
1.700%), 1/15/2033, Ser.
2024-2A, Class B
a,b
250,180
250,000
5.811%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
247,883
Park Blue CLO, Ltd.
200,000
6.506%,  (TSFR3M +
2.180%), 4/20/2038, Ser.
2023-3A, Class CR
a,b
200,924
PRET, LLC
500,000
8.232%,  3/25/2055, Ser.
2025-NPL2, Class A2
a,d
501,782
Radnor Re, Ltd.
550,000
7.256%,  (SOFR30A +
2.900%), 9/25/2034, Ser.
2024-1, Class M1B
a,b
554,242
RFS Asset Securitization V, LLC
400,000
6.049%,  5/15/2032, Ser.
2025-1, Class A
a
402,072
Rockford Tower CLO, Ltd.
500,000
6.113%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-2A, Class CR
a,b
500,180
Sculptor CLO XXVIII, Ltd.
300,000
6.276%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
300,070
Signal Peak CLO 1, Ltd.
250,000
6.272%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
250,121

Dynamic Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Asset-Backed Securities  4.2% - continued
Sunnova Hestia II Issuer, LLC
$ 319,247
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,c
$ 319,614
Symphony CLO XX, Ltd.
500,000
7.318%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
500,862
TCW CLO, Ltd.
450,000
6.119%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
450,135
Unlock HEA Trust
300,689
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
301,953
253,309
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
253,932
368,795
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
368,124
VERDE CLO, Ltd.
500,000
7.518%,  (TSFR3M +
3.200%), 4/15/2032, Ser.
2019-1A, Class DRR
a,b
501,310
Vericrest Opportunity Loan
Transferee
86,173
8.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a
86,180
260,798
8.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a
260,841
385,323
8.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a
385,377
178,788
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a
178,640
382,510
8.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a
382,539
261,563
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,d
260,496
Veros Auto Receivables Trust
253,074
5.310%,  9/15/2028, Ser.
2025-1, Class A
a
253,992
Whitebox CLO I, Ltd.
150,000
6.319%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,b
150,110
Wind River CLO, Ltd.
57,454
6.587%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,b
57,455
Zayo Issuer, LLC
475,000
5.570%,  10/20/2055, Ser.
2025-3A, Class A2
a,e
477,911
Total 16,422,221
Basic Materials  0.4%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
40,000 8.625%,  6/15/2029
a
42,341
Alumina, Pty. Ltd.
22,000 6.125%,  3/15/2030
a
22,499
Cascades, Inc./Cascades USA,
Inc.
42,000 6.750%,  7/15/2030
a
42,777
Celanese US Holdings, LLC
16,000 6.850%,  11/15/2028 16,604
Principal
Amount Long-Term Fixed Income  47.0% Value
Basic Materials  0.4% - continued
$ 18,000 6.500%,  4/15/2030
f
$ 18,118
16,000 6.629%,  7/15/2032 16,349
6,000 6.750%,  4/15/2033
f
5,975
Cerdia Finanz GmbH
33,000 9.375%,  10/3/2031
a
34,939
Chemours Company
65,000 5.750%,  11/15/2028
a
63,399
Cleveland-Cliffs, Inc.
80,000 4.625%,  3/1/2029
a,f
77,077
31,000 6.875%,  11/1/2029
a
31,591
28,000 4.875%,  3/1/2031
a,f
26,141
19,000 7.375%,  5/1/2033
a
19,397
28,000 6.250%,  10/1/2040 23,814
Consolidated Energy Finance SA
80,000 5.625%,  10/15/2028
a
66,639
CVR Partners, LP/CVR Nitrogen
Finance Corporation
22,000 6.125%,  6/15/2028
a
21,964
Eastman Chemical Company
59,000 5.000%,  8/1/2029 60,084
First Quantum Minerals, Ltd.
18,000 9.375%,  3/1/2029
a
19,077
FMC Corporation
23,000 8.450%,  11/1/2055
b
24,274
Fortescue Treasury, Pty. Ltd.
28,000 5.875%,  4/15/2030
a
28,696
Glencore Funding, LLC
67,000 4.000%,  3/27/2027
a
66,681
Hecla Mining Company
14,000 7.250%,  2/15/2028 14,127
INEOS Finance plc
83,000 7.500%,  4/15/2029
a
80,750
Magnera Corporation
43,000 7.250%,  11/15/2031
a
40,462
Mercer International, Inc.
33,000 5.125%,  2/1/2029 24,325
Methanex Corporation
28,000 5.250%,  12/15/2029 27,959
7,000 5.650%,  12/1/2044 5,977
Methanex US Operations, Inc.
25,000 6.250%,  3/15/2032
a
25,437
Mineral Resources, Ltd.
44,000 9.250%,  10/1/2028
a
46,104
9,000 7.000%,  4/1/2031
a,e
9,116
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
59,000 5.350%,  3/15/2034 61,539
Novelis Corporation
29,000 4.750%,  1/30/2030
a
27,975
30,000 3.875%,  8/15/2031
a
27,351
Olin Corporation
26,000 6.625%,  4/1/2033
a
26,134
Peabody Energy Corporation,
Convertible
112,000 3.250%,  3/1/2028 167,855
Qnity Electronics, Inc.
58,000 5.750%,  8/15/2032
a
58,442
Smurfit Kappa Treasury, ULC
61,000 5.777%,  4/3/2054 62,203
SNF Group SACA
56,000 3.375%,  3/15/2030
a
51,987
Solstice Advanced Materials, Inc.
23,000 5.625%,  9/30/2033
a
23,076

Dynamic Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Basic Materials  0.4% - continued
Steel Dynamics, Inc.
$ 26,000 5.250%,  5/15/2035 $ 26,567
SunCoke Energy, Inc.
75,000 4.875%,  6/30/2029
a
70,097
Taseko Mines, Ltd.
57,000 8.250%,  5/1/2030
a
60,371
Total 1,666,290
Capital Goods  1.2%
Advanced Drainage Systems, Inc.
57,000 6.375%,  6/15/2030
a
58,010
AECOM
47,000 6.000%,  8/1/2033
a
48,052
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
24,000 7.000%,  5/21/2030
a
24,823
Amrize Finance US, LLC
32,000 5.400%,  4/7/2035
a
32,964
Amsted Industries, Inc.
20,000 4.625%,  5/15/2030
a
19,328
53,000 6.375%,  3/15/2033
a
54,398
Array Technologies, Inc.,
Convertible
87,000 1.000%,  12/1/2028 75,322
132,000 2.875%,  7/1/2031
a
167,838
ATI, Inc.
35,000 7.250%,  8/15/2030 36,739
Axon Enterprise, Inc.
23,000 6.125%,  3/15/2030
a
23,622
23,000 6.250%,  3/15/2033
a
23,674
Axon Enterprise, Inc., Convertible
57,000 0.500%,  12/15/2027 178,695
Boeing Company
40,000 6.858%,  5/1/2054 45,628
52,000 2.196%,  2/4/2026 51,606
67,000 3.250%,  3/1/2028 65,408
83,000 5.150%,  5/1/2030 85,171
20,000 6.528%,  5/1/2034 22,109
Bombardier, Inc.
11,000 6.000%,  2/15/2028
a
11,028
39,000 7.250%,  7/1/2031
a
41,341
79,000 7.000%,  6/1/2032
a,f
82,569
12,000 6.750%,  6/15/2033
a
12,523
Brundage -Bone Concrete
Pumping Holdings, Inc.
28,000 7.500%,  2/1/2032
a
28,290
Builders FirstSource , Inc.
45,000 5.000%,  3/1/2030
a
44,542
24,000 6.750%,  5/15/2035
a
25,059
Canpack SA/ Canpack US, LLC
53,000 3.875%,  11/15/2029
a
49,735
Carrier Global Corporation
75,000 2.722%,  2/15/2030 70,289
Chart Industries, Inc.
25,000 7.500%,  1/1/2030
a
26,018
Clean Harbors, Inc.
21,000 6.375%,  2/1/2031
a
21,505
Clydesdale Acquisition Holdings,
Inc.
10,000 6.625%,  4/15/2029
a
10,114
43,000 6.875%,  1/15/2030
a
44,110
11,000 8.750%,  4/15/2030
a
11,300
24,000 6.750%,  4/15/2032
a
24,621
Principal
Amount Long-Term Fixed Income  47.0% Value
Capital Goods  1.2% - continued
Crown Cork & Seal Company, Inc.
$ 34,000 7.375%,  12/15/2026 $ 35,061
Deere & Company
28,000 5.700%,  1/19/2055 29,450
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
86,000 6.625%,  12/15/2030
a
88,404
ESAB Corporation
53,000 6.250%,  4/15/2029
a
54,447
Fluor Corporation, Convertible
115,000 1.125%,  8/15/2029 136,447
General Dynamics Corporation
19,000 4.950%,  8/15/2035 19,355
GFL Environmental, Inc.
57,000 4.000%,  8/1/2028
a
55,648
Greenbrier Companies, Inc.,
Convertible
70,000 2.875%,  4/15/2028 74,928
Herc Holdings, Inc.
18,000 5.500%,  7/15/2027
a
17,955
46,000 6.625%,  6/15/2029
a
47,265
30,000 7.000%,  6/15/2030
a
31,162
22,000 7.250%,  6/15/2033
a
22,966
Honeywell International, Inc.
80,000 5.250%,  3/1/2054 77,001
Howmet Aerospace, Inc.
61,000 6.750%,  1/15/2028 64,541
Huntington Ingalls Industries, Inc.
67,000 4.200%,  5/1/2030 66,069
Ingersoll Rand, Inc.
20,000 5.700%,  8/14/2033 21,246
JBT Marel Corporation,
Convertible
93,000 0.250%,  5/15/2026 93,586
112,000 0.375%,  9/15/2030
a
108,808
John Deere Capital Corporation
35,000 3.900%,  6/7/2032 34,121
17,000 5.150%,  9/8/2033 17,769
Lockheed Martin Corporation
54,000 5.200%,  2/15/2064 50,957
Martin Marietta Materials, Inc.
25,000 5.150%,  12/1/2034 25,514
Mirion Technologies, Inc.,
Convertible
120,000 0.250%,  6/1/2030
a
147,660
108,000 Zero Coupon,  10/1/2031
a
115,886
Mueller Water Products, Inc.
49,000 4.000%,  6/15/2029
a
47,186
Nesco Holdings II, Inc.
18,000 5.500%,  4/15/2029
a
17,628
New Enterprise Stone and Lime
Company, Inc.
51,000 5.250%,  7/15/2028
a
50,529
Northrop Grumman Corporation
79,000 5.200%,  6/1/2054 75,218
22,000 4.700%,  3/15/2033 22,153
OI European Group BV
57,000 4.750%,  2/15/2030
a
54,395
Owens-Brockway Glass Container,
Inc.
46,000 6.625%,  5/13/2027
a
45,915
23,000 7.375%,  6/1/2032
a
23,223

Dynamic Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Capital Goods  1.2% - continued
Patrick Industries, Inc., Convertible
$ 55,000 1.750%,  12/1/2028 $ 89,155
Quikrete Holdings, Inc.
93,000 6.375%,  3/1/2032
a
96,333
QXO Building Products, Inc.
36,000 6.750%,  4/30/2032
a
37,274
Republic Services, Inc.
43,000 5.000%,  12/15/2033 44,434
Resideo Funding, Inc.
58,000 6.500%,  7/15/2032
a
59,444
Reworld Holding Corporation
25,000 4.875%,  12/1/2029
a
23,512
Roller Bearing Company of
America, Inc.
16,000 4.375%,  10/15/2029
a
15,540
RTX Corporation
145,000 4.500%,  6/1/2042 131,122
Sealed Air Corporation/Sealed Air
Corporation (US)
44,000 6.125%,  2/1/2028
a
44,608
Smyrna Ready Mix Concrete, LLC
70,000 8.875%,  11/15/2031
a,f
73,916
Spirit AeroSystems , Inc.
92,000 4.600%,  6/15/2028
f
91,882
15,000 9.750%,  11/15/2030
a
16,497
SRM Escrow Issuer, LLC
25,000 6.000%,  11/1/2028
a
25,008
Standard Building Solutions, Inc.
26,000 6.500%,  8/15/2032
a
26,677
52,000 6.250%,  8/1/2033
a
52,696
Standard Industries, Inc./NY
28,000 4.750%,  1/15/2028
a
27,759
28,000 3.375%,  1/15/2031
a
25,356
Textron, Inc.
67,000 3.650%,  3/15/2027 66,330
TopBuild Corporation
11,000 5.625%,  1/31/2034
a
10,960
Trane Technologies Financing, Ltd.
65,000 5.100%,  6/13/2034 66,733
TransDigm , Inc.
23,000 6.750%,  8/15/2028
a
23,438
95,000 7.125%,  12/1/2031
a
99,094
79,000 6.625%,  3/1/2032
a
81,334
33,000 6.000%,  1/15/2033
a
33,366
6,000 6.250%,  1/31/2034
a,f
6,171
12,000 6.750%,  1/31/2034
a
12,408
United Rentals North America, Inc.
35,000 4.875%,  1/15/2028 34,893
85,000 4.000%,  7/15/2030 81,302
Waste Connections, Inc.
21,000 3.200%,  6/1/2032 19,446
WESCO Distribution, Inc.
28,000 6.375%,  3/15/2029
a
28,828
20,000 6.625%,  3/15/2032
a
20,784
Total 4,755,224
Collateralized Mortgage Obligations  6.2%
A&D Mortgage Trust
163,184
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,d
165,694
362,632
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,d
367,951
Principal
Amount Long-Term Fixed Income  47.0% Value
Collateralized Mortgage Obligations  6.2% -
continued
$ 334,561
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
$ 335,650
ACRA Trust
343,954
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,d
346,595
Banc of America Alternative Loan
Trust
168,143
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 150,981
Banc of America Mortgage
Securities Trust
19,222
5.119%,  9/25/2035, Ser.
2005-H, Class 2A1
b
16,889
47,975
5.592%,  9/25/2035, Ser.
2005-H, Class 3A1
b
45,780
Bear Stearns ARM Trust
41,866
5.732%,  1/25/2034, Ser.
2003-8, Class 5A
b
36,903
CAFL Issuer, LLC
158,134
4.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
158,134
CHNGE Mortgage Trust
187,273
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
183,782
144,920
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,d
145,464
317,233
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,d
316,069
149,126
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,d
150,198
CIM Trust
341,526
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,d
343,224
Citigroup Mortgage Loan Trust,
Inc.
59,748
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 59,192
143,851
5.243%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
129,700
COLT Mortgage Loan Trust
269,140
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,d
271,580
CSMC Trust
215,823
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
215,065
185,963
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
164,639
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
109,590
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 95,601
67,820
4.159%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
60,161
Federal Home Loan Mortgage
Corporation - REMIC
473,866
4.000%,  1/25/2051, Ser.
5249, Class LA 468,424
500,000
5.250%,  2/25/2055, Ser.
5508, Class AY 504,090
400,000
5.250%,  3/25/2055, Ser.
5519, Class CL 396,413
325,000
5.000%,  5/25/2055, Ser.
5537, Class KM 316,718

Dynamic Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Collateralized Mortgage Obligations  6.2% -
continued
$ 307,053
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO $ 251,761
400,000
5.000%,  9/25/2054, Ser.
5473, Class HL 402,431
487,499
7.932%,  (SOFR30A +
4.000%), 10/25/2025, Ser.
5567, Class MB
b
496,661
41,859
3.000%,  5/15/2027, Ser.
4046, Class GI
g
507
185,815
3.500%,  10/15/2032, Ser.
4119, Class KI
g
13,863
153,477
3.000%,  4/15/2033, Ser.
4203, Class DI
g
5,768
Federal Home Loan Mortgage
Corporation STRIPS
287,244
3.500%,  8/15/2035, Ser.
345, Class C8
g
26,104
Federal National Mortgage
Association - REMIC
450,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 444,872
550,000
5.000%,  4/25/2055, Ser.
2025-15, Class BD 533,689
289,870
4.500%,  6/25/2052, Ser.
2022-43, Class MA 289,951
525,000
5.500%,  8/25/2054, Ser.
2024-50, Class DB 533,331
300,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 292,024
79,447
3.000%,  7/25/2027, Ser.
2012-73, Class DI
g
1,226
54,132
3.000%,  7/25/2027, Ser.
2012-74, Class AI
g
741
21,017
3.000%,  8/25/2027, Ser.
2012-95, Class HI
g
56
174,847
3.000%,  11/25/2027, Ser.
2012-121, Class BI
g
3,120
139,547
3.000%,  12/25/2027, Ser.
2012-139, Class DI
g
2,290
49,463
2.500%,  1/25/2028, Ser.
2012-152, Class AI
g
824
124,058
3.000%,  1/25/2028, Ser.
2012-147, Class EI
g
1,877
71,828
3.000%,  2/25/2028, Ser.
2013-2, Class GI
g
1,453
103,047
3.000%,  3/25/2028, Ser.
2013-18, Class IL
g
1,842
69,875
2.500%,  6/25/2028, Ser.
2013-87, Class IW
g
1,605
193,420
3.000%,  2/25/2033, Ser.
2013-1, Class YI
g
13,489
Flagstar Mortgage Trust
121,544
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
109,588
GCAT Trust
507,299
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,b
517,777
251,923
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
239,477
491,338
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
498,056
Principal
Amount Long-Term Fixed Income  47.0% Value
Collateralized Mortgage Obligations  6.2% -
continued
GMAC Mortgage Corporation
Loan Trust
$ 55,765
4.016%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
$ 49,838
GMACM Mortgage Loan Trust
22,622
3.685%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
18,547
GS Mortgage-Backed Securities
Trust
385,649
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
387,279
Home RE, Ltd.
315,609
8.956%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
323,675
IndyMac INDA Mortgage Loan
Trust
486,241
3.645%,  8/25/2036, Ser.
2006-AR1, Class A1
b
381,093
J.P. Morgan Mortgage Trust
174,495
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
149,116
381,879
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
380,197
68,322
5.244%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
47,247
LHOME Mortgage Trust
350,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,d
352,085
300,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,d
303,307
500,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,d
504,424
200,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,d
202,318
500,000
5.921%,  7/25/2039, Ser.
2024-RTL4, Class A1
a,d
503,301
Merrill Lynch Alternative Note
Asset Trust
247,976
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 79,322
MFA Trust
250,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,d
251,647
Morgan Stanley Residential
Mortgage Loan Trust
373,543
5.456%,  7/25/2070, Ser.
2025-NQM6, Class A2
a,d
374,453
MortgageIT Securities Corporation
Mortgage Loan Trust
500,125
4.732%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
438,703
NYMT Loan Trust
400,000
5.456%,  10/25/2060, Ser.
2025-INV2, Class A3
a,d
399,775
250,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,d
251,435
300,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,d
303,062
PMT Loan Trust
281,126
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
284,969

Dynamic Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Collateralized Mortgage Obligations  6.2% -
continued
PRET, LLC
$ 300,000
7.507%,  8/25/2055, Ser.
2025-NPL9, Class A2
a,d
$ 300,045
150,000
8.956%,  10/25/2054, Ser.
2024-NPL7, Class A2
a,d
150,280
PRKCM Trust
257,370
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
258,266
228,943
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,d
232,913
PRPM Trust
150,000
6.251%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
149,635
PRPM, LLC
266,047
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,d
262,161
300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,d
286,238
417,397
5.689%,  9/25/2029, Ser.
2024-5, Class A1
a,d
417,479
450,385
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,d
450,631
300,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,d
300,146
465,905
6.469%,  5/25/2030, Ser.
2025-2, Class A1
a,d
467,597
RCO IX Mortgage, LLC
279,404
6.513%,  4/25/2030, Ser.
2025-2, Class A1
a,d
280,382
Residential Accredit Loans, Inc.
Trust
68,076
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 60,583
66,218
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 52,831
Residential Asset Securitization
Trust
87,688
4.692%,  1/25/2034, Ser.
2004-IP1, Class A1
b
83,758
Residential Funding Mortgage
Security I Trust
133,297
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 108,221
Roc Mortgage Trust
400,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,d
402,235
Saluda Grade Alternative
Mortgage Trust
300,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,d
303,575
650,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,d
654,258
Structured Adjustable Rate
Mortgage Loan Trust
42,369
4.652%,  7/25/2035, Ser.
2005-15, Class 4A1
b
37,245
Toorak Mortgage Trust
400,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,d
402,312
Triangle Re, Ltd.
236,260
7.756%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
238,458
Principal
Amount Long-Term Fixed Income  47.0% Value
Collateralized Mortgage Obligations  6.2% -
continued
TVC Mortgage Trust
$ 550,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,d
$ 550,951
Verus Securitization Trust
491,200
5.776%,  5/25/2070, Ser.
2025-3, Class A2
a,d
495,346
212,153
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
191,468
416,933
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,d
417,018
Vontive Mortgage Trust
400,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,d
407,066
Total 24,076,171
Commercial Mortgage-Backed Securities  1.0%
AMSR Trust
250,000
3.655%,  6/17/2042, Ser.
2025-SFR1, Class B
a
237,819
BANK 2018-BNK12
600,000
4.473%,  5/15/2061, Ser.
2018-BN12, Class AS
b
588,666
BANK 2025-BNK49
2,096,375
0.833%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,g
99,352
BBCMS Mortgage Trust
2,234,243
1.324%,  9/15/2055, Ser.
2022-C17, Class XA
b,g
142,614
250,000
5.382%,  9/15/2058, Ser.
2025-5C37, Class AS
b
255,688
FirstKey Homes Trust
650,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
646,860
HTAP Issuer Trust
476,226
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
476,803
Progress Residential Trust
550,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
539,923
Silver Hill Trust
10,546
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
10,442
Tricon Residential Trust
250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
254,867
Velocity Commercial Capital Loan
Trust
200,014
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
202,461
225,018
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
228,688
245,925
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
250,821
Total 3,935,004
Communications Services  1.3%
AMC Networks, Inc.
42,000 10.250%,  1/15/2029
a
44,257
American Tower Corporation
59,000 5.500%,  3/15/2028 60,804
41,000 5.800%,  11/15/2028 42,813
57,000 3.800%,  8/15/2029 55,918
32,000 5.000%,  1/31/2030 32,747

Dynamic Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Communications Services  1.3% - continued
$ 78,000 4.900%,  3/15/2030 $ 79,540
AppLovin Corporation
45,000 5.500%,  12/1/2034 46,451
AT&T, Inc.
63,000 5.700%,  3/1/2057
f
62,118
40,000 6.050%,  8/15/2056 41,461
202,000 3.550%,  9/15/2055 139,202
76,000 4.300%,  2/15/2030 76,165
Bell Telephone Company of
Canada
27,500 7.000%,  9/15/2055
b
28,740
40,000 5.100%,  5/11/2033 40,706
Cable One, Inc., Convertible
86,000 Zero Coupon,  3/15/2026
f
83,764
CCO Holdings, LLC/CCO Holdings
Capital Corporation
55,000 5.125%,  5/1/2027
a
54,631
12,000 5.000%,  2/1/2028
a
11,884
30,000 5.375%,  6/1/2029
a
29,800
64,000 4.250%,  2/1/2031
a
58,959
246,000 4.750%,  2/1/2032
a,f
227,491
63,000 4.250%,  1/15/2034
a,f
54,467
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
42,000 6.700%,  12/1/2055 42,502
64,000 6.550%,  6/1/2034 68,206
Clear Channel Outdoor Holdings,
Inc.
22,000 7.875%,  4/1/2030
a
23,101
Comcast Corporation
63,000 6.050%,  5/15/2055
f
65,108
119,000 5.650%,  6/1/2054 116,785
Crown Castle, Inc.
24,000 4.900%,  9/1/2029 24,345
Deluxe Corporation
55,000 8.125%,  9/15/2029
a
57,432
Deutsche Telekom International
Finance BV
113,000 8.750%,  6/15/2030 133,194
DIRECTV Financing, LLC
12,000 8.875%,  2/1/2030
a
11,901
34,000 8.875%,  2/1/2030
a
33,583
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
62,000 5.875%,  8/15/2027
a
61,930
24,000 10.000%,  2/15/2031
a
23,965
FiberCop SPA
67,000 6.000%,  9/30/2034
a
63,862
Frontier Communications
Holdings, LLC
44,000 5.875%,  10/15/2027
a
43,973
Gray Media, Inc.
25,000 10.500%,  7/15/2029
a,f
27,031
22,000 7.250%,  8/15/2033
a
21,801
Level 3 Financing, Inc.
12,000 3.625%,  1/15/2029
a
10,385
24,000 4.875%,  6/15/2029
a
22,562
53,000 6.875%,  6/30/2033
a
54,017
52,000 7.000%,  3/31/2034
a
52,900
Liberty Media Corporation-Liberty
Formula One, Convertible
4,000 2.250%,  8/15/2027 5,304
Principal
Amount Long-Term Fixed Income  47.0% Value
Communications Services  1.3% - continued
Maya SAS/Paris, France
$ 33,000 8.500%,  4/15/2031
a
$ 35,392
39,000 7.000%,  4/15/2032
a
39,772
McGraw-Hill Education, Inc.
83,000 5.750%,  8/1/2028
a
82,951
Meta Platforms, Inc.
70,000 5.550%,  8/15/2064 69,486
Nexstar Media, Inc.
37,000 4.750%,  11/1/2028
a,f
36,114
Outfront Media Capital,
LLC/ Outfront Media Capital
Corporation
34,000 4.625%,  3/15/2030
a,f
32,677
Paramount Global
57,000 6.375%,  3/30/2062
b
56,905
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
a,b
49,615
19,000 7.000%,  4/15/2055
b
19,808
53,500 7.125%,  4/15/2055
b
56,719
60,000 5.000%,  2/15/2029 61,145
Scripps Escrow II, Inc.
17,000 3.875%,  1/15/2029
a,f
14,977
Sinclair Television Group, Inc.
12,000 8.125%,  2/15/2033
a
12,315
Sirius XM Radio, LLC
38,000 5.000%,  8/1/2027
a
37,818
26,000 4.000%,  7/15/2028
a
25,123
35,000 4.125%,  7/1/2030
a
32,827
25,000 3.875%,  9/1/2031
a,f
22,657
Snap, Inc.
23,000 6.875%,  3/15/2034
a
23,279
Snap, Inc., Convertible
34,000 0.750%,  8/1/2026
f
32,440
156,000 0.500%,  5/1/2030 133,380
Sprint Capital Corporation
137,000 6.875%,  11/15/2028 147,364
61,000 8.750%,  3/15/2032 74,315
Take-Two Interactive Software, Inc.
52,000 5.600%,  6/12/2034 54,301
Telecom Italia Capital SA
24,000 6.000%,  9/30/2034
f
24,363
TELUS Corporation
58,000 6.625%,  10/15/2055
b
59,712
T-Mobile USA, Inc.
40,000 5.500%,  1/15/2055 38,675
70,000 5.250%,  6/15/2055 65,162
77,000 3.375%,  4/15/2029 74,762
29,000 5.125%,  5/15/2032 29,846
Uniti Group, LP/ Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
86,000 4.750%,  4/15/2028
a
84,216
Univision Communications, Inc.
11,000 8.000%,  8/15/2028
a
11,398
67,000 4.500%,  5/1/2029
a,f
63,196
42,000 7.375%,  6/30/2030
a,f
42,201
23,000 8.500%,  7/31/2031
a
23,751
Verizon Communications, Inc.
46,000 5.500%,  2/23/2054
f
45,308
88,000 2.355%,  3/15/2032 77,171
68,000 4.780%,  2/15/2035 66,892
55,000 5.250%,  4/2/2035 55,930
63,000 5.401%,  7/2/2037
a
64,005

Dynamic Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Communications Services  1.3% - continued
Viasat , Inc.
$ 25,000 5.625%,  4/15/2027
a
$ 24,899
Virgin Media Finance plc
34,000 5.000%,  7/15/2030
a
31,579
Virgin Media Secured Finance plc
72,000 5.500%,  5/15/2029
a
71,186
Virgin Media Vendor Financing
Notes IV DAC
30,000 5.000%,  7/15/2028
a
29,387
VMED O2 UK Financing I plc
29,000 7.750%,  4/15/2032
a
30,469
Vodafone Group plc
42,000 5.125%,  6/4/2081
b
33,102
37,000 5.875%,  6/28/2064 36,829
67,000 7.000%,  4/4/2079
b
70,789
VZ Secured Financing BV
64,000 5.000%,  1/15/2032
a
57,902
WarnerMedia Holdings, Inc.
23,000 5.141%,  3/15/2052 17,135
98,000 4.054%,  3/15/2029 94,570
36,000 4.279%,  3/15/2032 32,985
74,000 5.050%,  3/15/2042 59,076
Windstream Services, LLC
28,000 7.500%,  10/15/2033
a,e
27,992
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
32,000 8.250%,  10/1/2031
a
33,148
Zegona Finance plc
27,000 8.625%,  7/15/2029
a
28,742
Ziggo BV
30,000 4.875%,  1/15/2030
a
28,316
Total 4,921,879
Consumer Cyclical  1.9%
1011778 B.C., ULC/New Red
Finance, Inc.
39,000 4.375%,  1/15/2028
a
38,321
59,000 5.625%,  9/15/2029
a
59,709
Adient Global Holdings, Ltd.
16,000 8.250%,  4/15/2031
a,f
16,781
25,000 7.500%,  2/15/2033
a
25,887
ADT Security Corporation
46,000 4.875%,  7/15/2032
a
44,549
Advance Auto Parts, Inc.
35,000 7.000%,  8/1/2030
a
36,010
35,000 7.375%,  8/1/2033
a
36,094
Alimentation Couche-Tard, Inc.
66,000 5.617%,  2/12/2054
a
65,951
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
60,000 4.625%,  6/1/2028
a
58,810
50,000 4.625%,  6/1/2028
a
49,028
Allison Transmission, Inc.
19,000 3.750%,  1/30/2031
a
17,554
American Axle & Manufacturing,
Inc.
79,000 5.000%,  10/1/2029 75,072
23,000 6.375%,  10/15/2032
a,e
22,961
23,000 7.750%,  10/15/2033
a,e
23,179
Principal
Amount Long-Term Fixed Income  47.0% Value
Consumer Cyclical  1.9% - continued
American Honda Finance
Corporation
$ 61,000 4.900%,  1/10/2034 $ 61,453
Asbury Automotive Group, Inc.
48,000 5.000%,  2/15/2032
a
46,091
Ashton Woods USA, LLC/Ashton
Woods Finance Company
45,000 4.625%,  8/1/2029
a
43,091
Aston Martin Capital Holdings, Ltd.
42,000 10.000%,  3/31/2029
a,f
41,120
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
29,000 9.500%,  7/1/2032
a
30,352
Beach Acquisition Bidco , LLC
33,000 10.000%,  7/15/2033
a
35,596
Belron UK Finance plc
33,000 5.750%,  10/15/2029
a
33,430
Best Buy Company, Inc.
45,000 1.950%,  10/1/2030 39,977
Block Financial, LLC
72,000 5.375%,  9/15/2032 72,579
Boyd Gaming Corporation
38,000 4.750%,  6/15/2031
a
36,632
Brightstar Lottery plc
60,000 5.250%,  1/15/2029
a
59,730
Brinker International, Inc.
27,000 8.250%,  7/15/2030
a
28,563
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
50,000 4.875%,  2/15/2030
a
46,892
Burlington Stores, Inc., Convertible
59,000 1.250%,  12/15/2027 79,443
Caesars Entertainment, Inc.
67,000 4.625%,  10/15/2029
a
64,068
34,000 6.500%,  2/15/2032
a
34,680
26,000 6.000%,  10/15/2032
a,f
25,609
Carnival Corporation
23,000 5.125%,  5/1/2029
a,e
23,000
71,000 5.750%,  8/1/2032
a
72,255
16,000 6.125%,  2/15/2033
a
16,401
Carnival Corporation, Convertible
103,000 5.750%,  12/1/2027 230,044
Carvana Company
25,000 11.000%,  6/1/2030
a
26,155
27,820 9.000%,  6/1/2031
a
31,499
Churchill Downs, Inc.
35,000 6.750%,  5/1/2031
a
35,870
Cracker Barrel Old Country Store,
Inc., Convertible
20,000 0.625%,  6/15/2026 19,140
19,000 1.750%,  9/15/2030
a
17,504
Cushman & Wakefield US
Borrower, LLC
14,000 6.750%,  5/15/2028
a
14,127
Dana, Inc.
41,000 4.500%,  2/15/2032
f
40,371
DraftKings Holdings, Inc.,
Convertible
240,000 Zero Coupon,  3/15/2028 215,400
Dream Finders Homes, Inc.
34,000 6.875%,  9/15/2030
a
34,202

Dynamic Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Consumer Cyclical  1.9% - continued
eG Global Finance plc
$ 14,000 12.000%,  11/30/2028
a
$ 15,377
Expedia Group, Inc.
72,000 5.400%,  2/15/2035 73,887
Expedia Group, Inc., Convertible
79,000 Zero Coupon,  2/15/2026 79,553
EZCORP, Inc., Convertible
47,000 3.750%,  12/15/2029
a
85,822
Ford Motor Company, Convertible
137,000 Zero Coupon,  3/15/2026 138,849
Ford Motor Credit Company, LLC
76,000 2.900%,  2/10/2029 70,416
68,000 7.122%,  11/7/2033 72,684
Forestar Group, Inc.
44,000 6.500%,  3/15/2033
a
45,012
FORVIA SE
34,000 8.000%,  6/15/2030
a,f
35,975
21,000 6.750%,  9/15/2033
a
21,306
Gap, Inc.
20,000 3.625%,  10/1/2029
a
18,710
15,000 3.875%,  10/1/2031
a
13,629
Garrett Motion Holdings, Inc./
Garrett LX I SARL
39,000 7.750%,  5/31/2032
a
40,911
General Motors Company
51,000 5.350%,  4/15/2028 52,181
General Motors Financial
Company, Inc.
61,000 5.800%,  6/23/2028 63,212
48,000 5.800%,  1/7/2029 49,884
66,000 4.900%,  10/6/2029 66,763
28,000 5.750%,  2/8/2031 29,172
23,000 5.625%,  4/4/2032 23,738
92,000 5.950%,  4/4/2034 95,547
Genting New York, LLC/GENNY
Capital, Inc.
15,000 7.250%,  10/1/2029
a
15,494
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
24,000 11.500%,  8/15/2029
a,f
25,320
26,000 8.750%,  1/15/2032
a
25,285
Goodyear Tire & Rubber Company
28,000 4.875%,  3/15/2027 27,833
24,000 5.000%,  7/15/2029 23,176
Group 1 Automotive, Inc.
14,000 6.375%,  1/15/2030
a
14,322
Hanesbrands, Inc.
13,000 9.000%,  2/15/2031
a,f
13,759
Hilton Domestic Operating
Company, Inc.
68,000 4.875%,  1/15/2030 67,619
14,000 4.000%,  5/1/2031
a
13,247
80,000 3.625%,  2/15/2032
a
73,208
23,000 5.750%,  9/15/2033
a
23,307
Home Depot, Inc.
34,000 5.300%,  6/25/2054 33,276
34,000 5.400%,  6/25/2064 33,589
Hyundai Capital America
67,000 3.000%,  2/10/2027
a
65,839
40,000 6.500%,  1/16/2029
a
42,400
Jacobs Entertainment, Inc.
49,000 6.750%,  2/15/2029
a
47,834
Principal
Amount Long-Term Fixed Income  47.0% Value
Consumer Cyclical  1.9% - continued
K Hovnanian Enterprises, Inc.
$ 17,000 8.000%,  4/1/2031
a
$ 17,432
KB Home
45,000 4.800%,  11/15/2029 44,534
Kingpin Intermediate Holdings,
LLC
23,000 7.250%,  10/15/2032
a
21,854
L Brands, Inc.
46,000 6.625%,  10/1/2030
a
47,026
34,000 6.875%,  11/1/2035 35,361
Las Vegas Sands Corporation
15,000 5.900%,  6/1/2027 15,303
20,000 5.625%,  6/15/2028 20,447
Lennar Corporation
59,000 5.200%,  7/30/2030 60,767
Life Time, Inc.
35,000 6.000%,  11/15/2031
a
35,559
Light & Wonder International, Inc.
16,000 7.250%,  11/15/2029
a
16,422
Lindblad Expeditions, LLC
23,000 7.000%,  9/15/2030
a
23,444
Lithia Motors, Inc.
11,000 4.625%,  12/15/2027
a
10,892
Live Nation Entertainment, Inc.
31,000 4.750%,  10/15/2027
a
30,795
Live Nation Entertainment, Inc.,
Convertible
93,000 3.125%,  1/15/2029 150,019
80,000 2.875%,  1/15/2030
a
88,680
Macy's Retail Holdings, LLC
12,000 7.375%,  8/1/2033
a
12,513
Marriott International, Inc./MD
40,000 4.900%,  4/15/2029 40,833
30,000 5.100%,  4/15/2032 30,789
Marriott Ownership Resorts, Inc.
92,000 6.500%,  10/1/2033
a
91,579
Marriott Vacations Worldwide
Corporation, Convertible
65,000 Zero Coupon,  1/15/2026 63,908
94,000 3.250%,  12/15/2027 89,601
Match Group Holdings II, LLC
25,000 4.125%,  8/1/2030
a
23,612
Mattamy Group Corporation
55,000 5.250%,  12/15/2027
a
54,644
Melco Resorts Finance, Ltd.
77,000 5.375%,  12/4/2029
a
75,513
70,000 7.625%,  4/17/2032
a
73,331
21,000 6.500%,  9/24/2033
a
21,017
Meritage Homes Corporation
59,000 5.650%,  3/15/2035 59,907
Meritage Homes Corporation,
Convertible
49,000 1.750%,  5/15/2028
f
50,150
MGM Resorts International
33,000 6.125%,  9/15/2029 33,587
Michaels Companies, Inc.
11,000 5.250%,  5/1/2028
a
10,124
Millrose Properties, Inc.
29,000 6.375%,  8/1/2030
a
29,493
22,000 6.250%,  9/15/2032
a
22,058
Muvico , LLC
18,000
9.000%,PIK 6.000%,
2/19/2029
a,f,h
19,520

Dynamic Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Consumer Cyclical  1.9% - continued
NCL Corporation, Ltd.
$ 34,000 5.875%,  1/15/2031
a
$ 33,999
59,000 6.750%,  2/1/2032
a
60,677
29,000 6.250%,  9/15/2033
a
29,150
New Home Company, Inc.
24,000 8.500%,  11/1/2030
a
24,913
Nissan Motor Acceptance
Company, LLC
50,000 5.625%,  9/29/2028
a
50,032
50,000 6.125%,  9/30/2030
a
50,017
Nissan Motor Company, Ltd.
20,000 7.500%,  7/17/2030
a
20,990
51,000 4.810%,  9/17/2030
a
48,046
PetSmart, LLC/PetSmart Finance
Corporation
33,000 7.500%,  9/15/2032
a
33,049
Phinia , Inc.
23,000 6.625%,  10/15/2032
a
23,705
Rakuten Group, Inc.
41,000 11.250%,  2/15/2027
a
44,438
48,000 9.750%,  4/15/2029
a
53,974
22,000 8.125%,  12/15/2029
a,b,i
22,869
Raven Acquisition Holdings, LLC
25,000 6.875%,  11/15/2031
a
25,692
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
26,000 4.625%,  4/16/2029
a
23,537
S&S Holdings, LLC
58,000 8.375%,  10/1/2031
a
56,861
Service Corporation International/
US
28,000 3.375%,  8/15/2030 25,944
38,000 5.750%,  10/15/2032 38,497
Six Flags Entertainment
Corporation
14,000 7.250%,  5/15/2031
a,f
14,006
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
14,000 5.375%,  4/15/2027 13,964
46,000 5.250%,  7/15/2029
f
44,485
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
14,000 6.625%,  5/1/2032
a,f
14,263
Sonic Automotive, Inc.
35,000 4.875%,  11/15/2031
a,f
33,467
Staples, Inc.
29,000 10.750%,  9/1/2029
a
28,674
Station Casinos, LLC
31,000 4.625%,  12/1/2031
a
29,243
Tenneco, Inc.
51,000 8.000%,  11/17/2028
a
51,093
Toyota Motor Credit Corporation
59,000 4.800%,  5/15/2030 60,425
40,000 5.550%,  11/20/2030 42,345
40,000 4.800%,  1/5/2034 40,707
Tractor Supply Company
41,000 5.250%,  5/15/2033 42,275
Uber Technologies, Inc.
52,000 4.800%,  9/15/2034 52,098
60,000 4.800%,  9/15/2035 59,456
Principal
Amount Long-Term Fixed Income  47.0% Value
Consumer Cyclical  1.9% - continued
Uber Technologies, Inc.,
Convertible
$ 58,000 Zero Coupon,  12/15/2025 $ 70,644
56,000 Zero Coupon,  5/15/2028
a
59,472
84,000 0.875%,  12/1/2028 123,480
Vail Resorts, Inc.
16,000 5.625%,  7/15/2030
a
16,100
Vail Resorts, Inc., Convertible
81,000 Zero Coupon,  1/1/2026 79,866
VICI Properties, LP/VICI Note
Company, Inc.
150,000 5.750%,  2/1/2027
a
151,872
Victoria's Secret & Company
11,000 4.625%,  7/15/2029
a,f
10,500
Victra Holdings, LLC/ Victra
Finance Corporation
15,000 8.750%,  9/15/2029
a,f
15,726
Viking Cruises, Ltd.
91,000 5.875%,  9/15/2027
a
91,035
65,000 5.875%,  10/15/2033
a,e
65,046
Wayfair, LLC
13,000 7.750%,  9/15/2030
a
13,634
Wyndham Hotels & Resorts, Inc.
48,000 4.375%,  8/15/2028
a
46,857
Wynn Macau, Ltd.
30,000 6.750%,  2/15/2034
a
30,413
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
66,000 7.125%,  2/15/2031
a
71,039
Yum! Brands, Inc.
71,000 4.750%,  1/15/2030
a
70,560
ZF North America Capital, Inc.
48,000 7.125%,  4/14/2030
a
47,529
25,000 6.750%,  4/23/2030
a
24,397
Total 7,365,091
Consumer Non-Cyclical  2.0%
1261229 B.C., Ltd.
44,000 10.000%,  4/15/2032
a
45,102
AbbVie, Inc.
100,000 5.500%,  3/15/2064 99,947
100,000 4.500%,  5/14/2035 98,130
60,000 5.350%,  3/15/2044 60,193
Acadia Healthcare Company, Inc.
29,000 7.375%,  3/15/2033
a,f
30,107
AdaptHealth , LLC
97,000 4.625%,  8/1/2029
a,f
91,693
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
32,000 4.625%,  1/15/2027
a
31,799
93,000 3.500%,  3/15/2029
a
88,132
10,000 6.250%,  3/15/2033
a
10,227
Altria Group, Inc.
40,000 6.200%,  11/1/2028 42,243
Amneal Pharmaceuticals, LLC
12,000 6.875%,  8/1/2032
a
12,411
Anheuser-Busch InBev Worldwide,
Inc.
119,000 5.000%,  6/15/2034 122,765
132,000 5.450%,  1/23/2039 136,385
AstraZeneca Finance, LLC
59,000 5.000%,  2/26/2034 60,846

Dynamic Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Consumer Non-Cyclical  2.0% - continued
BAT Capital Corporation
$ 45,000 6.343%,  8/2/2030 $ 48,579
43,000 7.750%,  10/19/2032 50,250
Bausch + Lomb Corporation
16,000 8.375%,  10/1/2028
a
16,675
Becton, Dickinson and Company
38,000 4.693%,  2/13/2028 38,479
67,000 2.823%,  5/20/2030 62,785
BellRing Brands, Inc.
19,000 7.000%,  3/15/2030
a
19,622
BioMarin Pharmaceutical, Inc.,
Convertible
103,000 1.250%,  5/15/2027 97,644
Bio-Rad Laboratories, Inc.
61,000 3.300%,  3/15/2027 60,158
Bristol-Myers Squibb Company
80,000 5.550%,  2/22/2054 79,733
41,000 5.750%,  2/1/2031 43,852
20,000 5.900%,  11/15/2033 21,739
Bunge, Ltd. Finance Corporation
83,000 3.200%,  4/21/2031 77,733
14,000 4.650%,  9/17/2034 13,724
Cargill, Inc.
79,000 2.125%,  11/10/2031
a
69,396
124,000 5.125%,  2/11/2035
a
127,738
Cencora , Inc.
36,000 5.150%,  2/15/2035 36,764
Central Garden & Pet Company
32,000 4.125%,  10/15/2030
f
30,395
Champ Acquisition Corporation
18,000 8.375%,  12/1/2031
a
19,136
Chefs' Warehouse, Inc.,
Convertible
94,000 2.375%,  12/15/2028 135,642
CHS/Community Health Systems,
Inc.
24,000 6.875%,  4/15/2029
a,f
19,080
22,000 4.750%,  2/15/2031
a
19,024
39,000 10.875%,  1/15/2032
a
41,305
46,000 9.750%,  1/15/2034
a
47,127
Cigna Group
40,000 5.600%,  2/15/2054 39,334
51,000 2.400%,  3/15/2030 47,073
78,000 4.875%,  9/15/2032 78,786
75,000 5.250%,  1/15/2036 75,956
Coca-Cola Company
40,000 5.300%,  5/13/2054 39,819
Conagra Brands, Inc.
71,000 5.750%,  8/1/2035 72,276
Concentra Health Services, Inc.
24,000 6.875%,  7/15/2032
a
24,921
Constellation Brands, Inc.
40,000 4.800%,  1/15/2029 40,627
90,000 3.150%,  8/1/2029 86,553
16,000 4.900%,  5/1/2033 16,150
CVS Health Corporation
80,000 6.050%,  6/1/2054 80,923
58,000 6.750%,  12/10/2054
b
59,870
41,000 5.000%,  2/20/2026 41,059
35,000 4.300%,  3/25/2028 35,023
120,000 4.780%,  3/25/2038 112,468
127,000 6.000%,  6/1/2044 128,843
Principal
Amount Long-Term Fixed Income  47.0% Value
Consumer Non-Cyclical  2.0% - continued
DaVita, Inc.
$ 27,000 3.750%,  2/15/2031
a
$ 24,729
36,000 6.875%,  9/1/2032
a
37,189
24,000 6.750%,  7/15/2033
a
24,749
Edgewell Personal Care Company
34,000 5.500%,  6/1/2028
a
33,927
Eli Lilly & Company
80,000 5.000%,  2/9/2054 75,688
16,000 5.500%,  2/12/2055 16,343
52,000 4.550%,  10/15/2032 52,408
82,000 4.700%,  2/27/2033 83,662
Embecta Corporation
23,000 6.750%,  2/15/2030
a,f
22,425
Encompass Health Corporation
37,000 4.500%,  2/1/2028 36,683
Endo Finance Holdings, Inc.
28,000 8.500%,  4/15/2031
a,f
30,040
Energizer Holdings, Inc.
40,000 6.000%,  9/15/2033
a
39,121
Envista Holdings Corporation,
Convertible
36,000 1.750%,  8/15/2028 33,908
General Mills, Inc.
16,000 4.950%,  3/29/2033 16,215
Gilead Sciences, Inc.
46,000 5.250%,  10/15/2033 48,241
Grifols SA
20,000 4.750%,  10/15/2028
a
19,427
HCA, Inc.
34,000 5.950%,  9/15/2054 33,925
49,000 5.250%,  3/1/2030 50,589
65,000 5.750%,  3/1/2035 67,956
HLF Financing SARL, LLC/
Herbalife International, Inc.
27,000 4.875%,  6/1/2029
a
23,740
Insulet Corporation
15,000 6.500%,  4/1/2033
a
15,594
Integer Holdings Corporation,
Convertible
33,000 2.125%,  2/15/2028 43,016
169,000 1.875%,  3/15/2030
a
163,761
IQVIA, Inc.
48,000 6.250%,  6/1/2032
a
49,351
Jazz Investments I, Ltd.,
Convertible
93,000 2.000%,  6/15/2026 98,720
115,000 3.125%,  9/15/2030
f
136,448
Jazz Securities DAC
28,000 4.375%,  1/15/2029
a
27,279
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
52,000 3.625%,  1/15/2032 48,473
JBS USA Holding Lux SARL/JBS
USA Foods Group Holdings,
Inc./JBS USA Food Company
62,000 6.375%,  4/15/2066
a
63,738
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
55,000 5.950%,  4/20/2035
a
57,778

Dynamic Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Consumer Non-Cyclical  2.0% - continued
KeHE Distributors, LLC/ KeHE
Finance Corporation/ NextWave
Distribution, Inc.
$ 49,000 9.000%,  2/15/2029
a
$ 51,556
Kenvue , Inc.
82,000 4.850%,  5/22/2032 83,184
Keurig Dr Pepper, Inc.
70,000 3.200%,  5/1/2030 66,036
Kraft Heinz Foods Company
41,000 6.750%,  3/15/2032 45,322
59,000 5.400%,  3/15/2035 60,282
26,000 5.000%,  6/4/2042 24,002
Lamb Weston Holdings, Inc.
25,000 4.375%,  1/31/2032
a
23,628
LCI Industries, Convertible
95,000 3.000%,  3/1/2030
a
96,995
LifePoint Health, Inc.
21,000 9.875%,  8/15/2030
a
22,742
34,000 11.000%,  10/15/2030
a
37,473
Mars, Inc.
7,000 5.650%,  5/1/2045
a
7,101
Mattel, Inc.
124,000 3.375%,  4/1/2026
a
123,110
Medline Borrower, LP/Medline Co-
Issuer, Inc.
29,000 6.250%,  4/1/2029
a
29,737
Medtronic Global Holdings SCA
41,000 4.500%,  3/30/2033 41,027
Mozart Debt Merger Sub, Inc.
58,000 3.875%,  4/1/2029
a
55,938
60,000 5.250%,  10/1/2029
a
59,481
Newell Brands, Inc.
29,000 6.375%,  9/15/2027 29,395
29,000 6.625%,  9/15/2029 29,166
15,000 6.375%,  5/15/2030 14,862
Novartis Capital Corporation
87,000 4.700%,  9/18/2054 79,410
Organon & Company/ Organon
Foreign Debt Co-Issuer BV
65,000 5.125%,  4/30/2031
a,f
56,943
Owens & Minor, Inc.
24,000 6.625%,  4/1/2030
a,f
19,800
PepsiCo, Inc.
75,000 5.250%,  7/17/2054 73,955
Performance Food Group, Inc.
42,000 4.250%,  8/1/2029
a
40,798
33,000 6.125%,  9/15/2032
a
33,802
Perrigo Finance Unlimited
Company
47,000 4.900%,  6/15/2030 45,870
Philip Morris International, Inc.
43,000 5.625%,  11/17/2029 45,246
40,000 5.125%,  2/13/2031 41,396
43,000 5.750%,  11/17/2032 45,814
60,000 5.250%,  2/13/2034 61,955
30,000 4.900%,  11/1/2034 30,236
Post Holdings, Inc.
42,000 4.625%,  4/15/2030
a
40,489
56,000 4.500%,  9/15/2031
a
52,318
33,000 6.250%,  10/15/2034
a
33,275
Post Holdings, Inc., Convertible
188,000 2.500%,  8/15/2027 210,936
Principal
Amount Long-Term Fixed Income  47.0% Value
Consumer Non-Cyclical  2.0% - continued
Prime Healthcare Services, Inc.
$ 57,000 9.375%,  9/1/2029
a
$ 59,280
Radiology Partners, Inc.
21,000 8.500%,  7/15/2032
a
21,732
Roche Holdings, Inc.
58,000 5.218%,  3/8/2054
a
57,105
62,000 2.076%,  12/13/2031
a
54,409
Royalty Pharma plc
54,000 5.150%,  9/2/2029 55,405
33,000 5.200%,  9/25/2035 32,972
Simmons Foods, Inc.
69,000 4.625%,  3/1/2029
a
66,148
Sotera Health Holdings, LLC
29,000 7.375%,  6/1/2031
a
30,451
Spectrum Brands, Inc.
6,000 3.875%,  3/15/2031
a
4,815
Spectrum Brands, Inc.,
Convertible
111,000 3.375%,  6/1/2029
f
103,008
Star Parent, Inc.
27,000 9.000%,  10/1/2030
a
28,544
Stryker Corporation
43,000 5.200%,  2/10/2035 44,344
Sysco Corporation
38,000 5.950%,  4/1/2030 40,280
Takeda Pharmaceutical Company,
Ltd.
103,000 5.650%,  7/5/2054 102,864
89,000 5.000%,  11/26/2028 90,952
Tenet Healthcare Corporation
76,000 5.125%,  11/1/2027 75,861
76,000 4.375%,  1/15/2030 73,913
68,000 6.750%,  5/15/2031 70,399
US Acute Care Solutions, LLC
50,000 9.750%,  5/15/2029
a
51,199
Whirlpool Corporation
20,000 6.500%,  6/15/2033 19,959
Winnebago Industries, Inc.,
Convertible
131,000 3.250%,  1/15/2030 116,983
Wyeth, LLC
99,000 6.500%,  2/1/2034 111,942
Zoetis, Inc.
62,000 5.600%,  11/16/2032 65,939
Total 7,753,148
Energy  1.5%
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
57,000 5.375%,  6/15/2029
a
56,791
APA Corporation
61,000 4.375%,  10/15/2028 59,467
Archrock Partners, LP/ Archrock
Partners Finance Corporation
30,000 6.250%,  4/1/2028
a
30,041
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
28,000 5.875%,  6/30/2029
a
27,942
24,000 6.625%,  7/15/2033
a
24,400
Baytex Energy Corporation
35,000 8.500%,  4/30/2030
a
35,965

Dynamic Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Energy  1.5% - continued
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
$ 45,000 7.000%,  7/15/2029
a
$ 46,662
BP Capital Markets America, Inc.
61,000 4.812%,  2/13/2033 61,717
BP Capital Markets plc
51,000 4.875%,  3/22/2030
b,i
50,640
56,000 6.450%,  12/1/2033
b,i
59,794
Buckeye Partners, LP
39,000 4.500%,  3/1/2028
a
38,515
30,000 6.875%,  7/1/2029
a
31,091
California Resources Corporation
34,000 8.250%,  6/15/2029
a
35,457
10,000 7.000%,  1/15/2034
a,e
9,931
Cheniere Energy Partners, LP
45,000 4.500%,  10/1/2029 44,856
44,000 3.250%,  1/31/2032 40,085
55,000 5.950%,  6/30/2033 58,223
Cheniere Energy, Inc.
35,000 5.650%,  4/15/2034 36,079
Civitas Resources, Inc.
15,000 8.375%,  7/1/2028
a
15,548
64,000 8.750%,  7/1/2031
a
65,569
36,000 9.625%,  6/15/2033
a
38,023
CNX Resources Corporation
33,000 6.000%,  1/15/2029
a
33,014
CNX Resources Corporation,
Convertible
68,000 2.250%,  5/1/2026 170,136
Columbia Pipelines Holding
Company, LLC
36,000 6.055%,  8/15/2026
a
36,485
81,000 6.042%,  8/15/2028
a
84,524
Comstock Resources, Inc.
33,000 6.750%,  3/1/2029
a
32,802
53,000 5.875%,  1/15/2030
a
51,042
ConocoPhillips Company
57,000 4.850%,  1/15/2032 58,273
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
44,000 5.500%,  6/15/2031
a
43,591
Crescent Energy Finance, LLC
30,000 7.625%,  4/1/2032
a
29,793
Delek Logistics Partners, LP/ Delek
Logistics Finance Corporation
62,000 8.625%,  3/15/2029
a
64,654
24,000 7.375%,  6/30/2033
a
24,406
Diamond Foreign Asset Company/
Diamond Finance, LLC
22,000 8.500%,  10/1/2030
a
23,313
Diamondback Energy, Inc.
94,000 5.750%,  4/18/2054 90,484
Eastern Energy Gas Holdings, LLC
68,000 5.800%,  1/15/2035 71,539
Enbridge, Inc.
40,000 7.375%,  1/15/2083
b
41,565
56,000 7.625%,  1/15/2083
b
60,688
60,000 5.950%,  4/5/2054 61,623
20,000 5.700%,  3/8/2033 21,047
Enerflex , Ltd.
19,000 9.000%,  10/15/2027
a
19,345
Energy Transfer, LP
58,000 6.500%,  2/15/2056
b
57,728
40,000 5.950%,  5/15/2054 38,737
Principal
Amount Long-Term Fixed Income  47.0% Value
Energy  1.5% - continued
$ 34,000 8.000%,  5/15/2054
b
$ 36,333
40,000 6.050%,  9/1/2054 39,275
17,000 7.125%,  5/15/2030
b,i
17,566
40,000 6.400%,  12/1/2030 43,353
Enterprise Products Operating,
LLC
49,000 5.550%,  2/16/2055 48,431
Excelerate Energy, LP
14,000 8.000%,  5/15/2030
a
14,903
Genesis Energy LP/Genesis
Energy Finance Corporation
45,000 8.875%,  4/15/2030 47,640
41,000 7.875%,  5/15/2032 42,761
Harvest Midstream I, LP
68,000 7.500%,  9/1/2028
a
68,732
Hess Midstream Operations, LP
63,000 4.250%,  2/15/2030
a
61,062
Hilcorp Energy I, LP/ Hilcorp
Finance Company
64,000 5.750%,  2/1/2029
a
63,046
28,000 6.000%,  4/15/2030
a
27,517
48,000 6.250%,  4/15/2032
a
46,049
Howard Midstream Energy
Partners, LLC
27,000 7.375%,  7/15/2032
a
28,027
37,000 6.625%,  1/15/2034
a
37,724
ITT Holdings, LLC
65,000 6.500%,  8/1/2029
a
63,904
Kinder Morgan, Inc.
68,000 5.950%,  8/1/2054 68,483
Kodiak Gas Services, LLC
23,000 6.500%,  10/1/2033
a
23,418
11,000 6.750%,  10/1/2035
a
11,294
MEG Energy Corporation
26,000 5.875%,  2/1/2029
a
25,999
MPLX, LP
46,000 4.800%,  2/15/2031 46,278
20,000 5.000%,  3/1/2033 20,005
56,000 5.500%,  6/1/2034 57,069
Nabors Industries, Inc.
22,000 7.375%,  5/15/2027
a
22,332
49,000 9.125%,  1/31/2030
a
50,960
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
23,000 8.125%,  2/15/2029
a
23,582
41,000 8.375%,  2/15/2032
a
42,010
Noble Finance II, LLC
28,000 8.000%,  4/15/2030
a
28,982
Northern Oil and Gas, Inc.
36,000 8.750%,  6/15/2031
a
37,191
Northern Oil and Gas, Inc.,
Convertible
164,000 3.625%,  4/15/2029 164,246
6,000 3.625%,  4/15/2029
a
6,009
Occidental Petroleum Corporation
22,000 5.000%,  8/1/2027 22,230
80,000 8.875%,  7/15/2030 92,427
ONEOK, Inc.
67,000 5.700%,  11/1/2054 63,253
41,000 5.650%,  11/1/2028 42,517
40,000 4.750%,  10/15/2031 40,013
Ovintiv , Inc.
54,000 7.200%,  11/1/2031 59,550

Dynamic Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Energy  1.5% - continued
PBF Holding Company, LLC/PBF
Finance Corporation
$ 44,000 6.000%,  2/15/2028 $ 43,730
13,000 7.875%,  9/15/2030
a
12,835
Permian Resources Operating,
LLC
23,000 6.250%,  2/1/2033
a
23,429
Phillips 66 Company
26,000 6.200%,  3/15/2056
b
26,070
Pioneer Natural Resources
Company
57,000 1.900%,  8/15/2030 51,191
Prairie Acquiror , LP
45,000 9.000%,  8/1/2029
a
46,850
Precision Drilling Corporation
29,000 6.875%,  1/15/2029
a
29,156
Range Resources Corporation
46,000 4.750%,  2/15/2030
a
44,994
Rockies Express Pipeline, LLC
42,000 4.950%,  7/15/2029
a
41,659
Saturn Oil & Gas, Inc.
14,000 9.625%,  6/15/2029
a,f
14,503
Schlumberger Holdings
Corporation
29,000 4.300%,  5/1/2029
a
29,119
SESI, LLC
23,000 7.875%,  9/30/2030
a,e
23,000
SM Energy Company
35,000 6.500%,  7/15/2028 35,228
19,000 7.000%,  8/1/2032
a
19,015
South Bow USA Infrastructure
Holdings, LLC
15,000 5.584%,  10/1/2034 15,081
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
28,000 5.875%,  3/1/2027
f
27,920
Sunoco, LP
41,000 7.000%,  5/1/2029
a
42,452
46,000 5.875%,  3/15/2034
a
45,602
Sunoco, LP/Sunoco Finance
Corporation
44,000 5.875%,  3/15/2028 44,011
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
22,000 5.500%,  1/15/2028
a
21,888
42,000 7.375%,  2/15/2029
a
43,253
58,000 6.750%,  3/15/2034
a
57,418
Talos Production, Inc.
13,000 9.000%,  2/1/2029
a
13,442
Targa Resources Corporation
35,000 6.125%,  5/15/2055 35,195
Targa Resources Partners, LP
106,000 4.875%,  2/1/2031 106,310
TGNR Intermediate Holdings, LLC
60,000 5.500%,  10/15/2029
a
58,713
Tidewater, Inc.
12,000 9.125%,  7/15/2030
a
12,869
TotalEnergies Capital SA
120,000 5.488%,  4/5/2054 118,689
TransCanada Trust
55,000 5.875%,  8/15/2076
b
55,033
Principal
Amount Long-Term Fixed Income  47.0% Value
Energy  1.5% - continued
Transocean International, Ltd.
$ 15,000 8.250%,  5/15/2029
a
$ 14,788
54,750 8.750%,  2/15/2030
a
57,606
UGI Corporation, Convertible
41,000 5.000%,  6/1/2028 52,405
USA Compression Partners, LP/
USA Compression Finance
Corporation
48,000 7.125%,  3/15/2029
a
49,504
34,000 6.250%,  10/1/2033
a
34,130
Valaris , Ltd.
57,000 8.375%,  4/30/2030
a
59,157
Venture Global LNG, Inc.
103,000 8.125%,  6/1/2028
a
106,612
43,000 9.000%,  9/30/2029
a,b,i
42,616
102,000 8.375%,  6/1/2031
a
107,097
47,000 9.875%,  2/1/2032
a,f
51,170
Venture Global Plaquemines LNG,
LLC
22,000 6.500%,  1/15/2034
a
23,158
24,000 7.750%,  5/1/2035
a
27,089
50,000 6.750%,  1/15/2036
a
53,109
Vital Energy, Inc.
35,000 7.750%,  7/31/2029
a
34,661
37,000 7.875%,  4/15/2032
a,f
35,917
Williams Companies, Inc.
71,000 4.900%,  3/15/2029 72,315
45,000 2.600%,  3/15/2031 40,859
21,000 5.600%,  3/15/2035 21,793
Total 5,638,397
Financials  5.0%
Acrisure , LLC/ Acrisure Finance,
Inc.
9,000 4.250%,  2/15/2029
a
8,671
AerCap Ireland Capital
DAC/ AerCap Global Aviation
Trust
40,000 6.950%,  3/10/2055
b
41,868
114,000 3.000%,  10/29/2028 109,861
Agree, LP
39,000 5.625%,  6/15/2034 40,604
Air Lease Corporation
49,000 4.650%,  6/15/2026
b,i
48,355
45,000 3.125%,  12/1/2030 41,603
Aircastle , Ltd.
45,000 5.250%,  6/15/2026
a,b,i
44,753
45,000 2.850%,  1/26/2028
a
43,392
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
28,000 4.250%,  10/15/2027
a
27,535
58,000 6.750%,  4/15/2028
a
59,028
39,000 7.000%,  1/15/2031
a
40,296
Ally Financial, Inc.
88,000 4.700%,  5/15/2026
b,i
85,706
108,000 8.000%,  11/1/2031 123,117
43,000 6.700%,  2/14/2033 44,790
American Express Company
50,000 3.550%,  9/15/2026
b,i
49,044
American Homes 4 Rent, LP
33,000 4.950%,  6/15/2030 33,601
American International Group, Inc.
81,000 5.125%,  3/27/2033 83,327

Dynamic Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Financials  5.0% - continued
Americold Realty Operating
Partnership, LP
$ 55,000 5.600%,  5/15/2032
f
$ 55,666
Ameriprise Financial, Inc.
72,000 5.200%,  4/15/2035 73,344
AmWINS Group, Inc.
23,000 6.375%,  2/15/2029
a
23,468
34,000 4.875%,  6/30/2029
a
33,044
Aon North America, Inc.
80,000 5.750%,  3/1/2054 80,566
Apollo Debt Solutions BDC
55,000 6.700%,  7/29/2031 58,290
Ares Capital Corporation
48,000 5.875%,  3/1/2029 49,385
Ares Strategic Income Fund
88,000 5.450%,  9/9/2028
a
88,686
Arthur J. Gallagher & Company
60,000 5.750%,  7/15/2054 59,794
Aviation Capital Group, LLC
48,000 4.875%,  10/1/2025
a
48,000
Avolon Holdings Funding, Ltd.
80,000 5.750%,  3/1/2029
a
82,825
75,000 5.375%,  5/30/2030
a
76,934
Azorra Finance, Ltd.
62,000 7.750%,  4/15/2030
a
65,248
Banco Santander SA
25,000 4.750%,  11/12/2026
b,i
24,563
Bank of America Corporation
80,000 6.125%,  4/27/2027
b,i
80,907
84,000 4.376%,  4/27/2028
b
84,303
134,000 3.593%,  7/21/2028
b
132,772
125,000 5.819%,  9/15/2029
b
130,712
179,000 3.974%,  2/7/2030
b
177,679
70,000 5.162%,  1/24/2031
b
72,246
159,000 2.687%,  4/22/2032
b
144,846
65,000 2.572%,  10/20/2032
b
58,257
82,000 2.972%,  2/4/2033
b
74,672
60,000 5.468%,  1/23/2035
b
62,654
142,000 5.425%,  8/15/2035
b
144,856
42,000 3.846%,  3/8/2037
b
39,240
Bank of Montreal
42,000 3.088%,  1/10/2037
b
37,386
Bank of New York Mellon
Corporation
50,000 5.950%,  12/20/2030
b,i
50,558
41,000 6.474%,  10/25/2034
b
45,698
Bank of Nova Scotia
43,000 6.875%,  10/27/2085
b,e
42,872
Barclays plc
35,000 6.125%,  12/15/2025
b,i
35,006
80,000 5.501%,  8/9/2028
b
81,719
68,000 4.972%,  5/16/2029
b
69,012
51,000 6.224%,  5/9/2034
b
54,865
41,000 7.119%,  6/27/2034
b
45,835
BlackRock Funding, Inc.
40,000 5.250%,  3/14/2054 39,009
Blackstone Mortgage Trust, Inc.,
Convertible
14,000 5.500%,  3/15/2027 13,720
Blackstone Private Credit Fund
40,000 5.600%,  11/22/2029 40,702
57,000 5.050%,  9/10/2030 56,337
Principal
Amount Long-Term Fixed Income  47.0% Value
Financials  5.0% - continued
Blue Owl Credit Income
Corporation
$ 62,000 4.700%,  2/8/2027
f
$ 61,893
Blue Owl Technology Finance
Corporation
22,000 4.750%,  12/15/2025
a
21,945
76,000 6.100%,  3/15/2028
a
76,977
20,000 6.750%,  4/4/2029 20,634
BNP Paribas SA
55,000 3.132%,  1/20/2033
a,b
50,053
32,000 7.450%,  6/27/2035
a,b,i
33,400
Boston Properties, LP, Convertible
54,000 2.000%,  10/1/2030
a
53,784
Brixmor Operating Partnership, LP
73,000 2.250%,  4/1/2028 69,525
Brookfield Asset Management,
Ltd.
10,000 6.077%,  9/15/2055 10,376
Brookfield Finance, Inc.
46,000 5.813%,  3/3/2055 46,342
Brown & Brown, Inc.
15,000 6.250%,  6/23/2055 15,784
15,000 5.550%,  6/23/2035 15,430
Burford Capital Global Finance,
LLC
66,000 9.250%,  7/1/2031
a
70,129
23,000 7.500%,  7/15/2033
a
23,405
Capital One Financial Corporation
28,000 3.950%,  9/1/2026
b,f,i
27,487
61,000 3.273%,  3/1/2030
b
58,786
19,000 6.700%,  11/29/2032 20,961
Capital One NA
90,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
93,193
Capital Southwest Corporation,
Convertible
6,000 5.125%,  11/15/2029 5,910
Charles Schwab Corporation
54,000 4.000%,  6/1/2026
b,i
53,393
40,000 6.136%,  8/24/2034
b
43,572
CHL Mortgage Pass-Through Trust
17,636
6.314%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
17,299
175,319
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 74,642
Citadel, LP
44,000 6.375%,  1/23/2032
a
46,570
Citigroup, Inc.
105,000 3.875%,  2/18/2026
b,i
104,030
91,000 1.462%,  6/9/2027
b
89,269
78,000 3.070%,  2/24/2028
b
76,803
29,000 7.375%,  5/15/2028
b,i
30,216
55,000 7.625%,  11/15/2028
b,i
57,742
180,000 4.075%,  4/23/2029
b
179,564
34,000 7.125%,  8/15/2029
b,i
35,126
28,000 6.950%,  2/15/2030
b,i
28,756
52,000 6.875%,  8/15/2030
b,i
53,589
93,000 4.952%,  5/7/2031
b
94,767
41,000 6.174%,  5/25/2034
b
43,625
45,000 7.000%,  8/15/2034
b,i
47,797
62,000 6.020%,  1/24/2036
b
64,950
84,000 5.174%,  9/11/2036
b
84,852
Citizens Financial Group, Inc.
45,000 4.000%,  10/6/2026
b,i
44,098

Dynamic Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Financials  5.0% - continued
$ 30,000 5.718%,  7/23/2032
b
$ 31,324
CNA Financial Corporation
80,000 5.125%,  2/15/2034 80,730
Coinbase Global, Inc., Convertible
89,000 0.500%,  6/1/2026
f
98,790
98,000 0.250%,  4/1/2030 123,039
48,000 Zero Coupon,  10/1/2032
a
53,016
Comerica, Inc.
21,000 5.982%,  1/30/2030
b
21,854
Commonwealth Bank of Australia
54,000 2.688%,  3/11/2031
a
48,851
COPT Defense Properties, LP
91,000 2.250%,  3/15/2026 90,072
COPT Defense Properties, LP,
Convertible
25,000 5.250%,  9/15/2028
a
28,522
Corebridge Financial, Inc.
56,000 6.375%,  9/15/2054
b
57,478
32,000 6.875%,  12/15/2052
b
32,815
42,000 6.050%,  9/15/2033 44,817
48,000 5.750%,  1/15/2034 50,490
Countrywide Home Loan
Mortgage Pass Through Trust
311,840
5.147%,  11/25/2035, Ser.
2005-22, Class 2A1
b
257,573
Cousins Properties, LP
10,000 5.375%,  2/15/2032 10,253
Credit Agricole SA
45,000 3.250%,  1/14/2030
a
42,455
Credit Suisse Group AG
32,000 7.250%,  N/A
*,j
2,720
22,000 7.500%,  N/A
*,j
1,870
Dai-ichi Life Insurance Company,
Ltd.
60,000 6.200%,  1/16/2035
a,b,i
62,368
Deutsche Bank AG/New York, NY
152,000 2.129%,  11/24/2026
b
151,443
64,000 2.311%,  11/16/2027
b
62,600
62,000 3.742%,  1/7/2033
b
57,106
Digital Realty Trust, LP, Convertible
65,000 1.875%,  11/15/2029
a
68,250
Elevance Health, Inc.
80,000 5.650%,  6/15/2054 78,627
124,000 2.550%,  3/15/2031 112,580
Encore Capital Group, Inc.
41,000 9.250%,  4/1/2029
a
43,262
15,000 8.500%,  5/15/2030
a
15,929
Encore Capital Group, Inc.,
Convertible
41,000 4.000%,  3/15/2029 40,476
ERP Operating, LP
62,000 4.950%,  6/15/2032 63,549
Essential Properties, LP
21,000 5.400%,  12/1/2035 21,079
Fairfax Financial Holdings, Ltd.
60,000 6.350%,  3/22/2054 63,412
Federal Realty OP, LP, Convertible
28,000 3.250%,  1/15/2029
a
28,434
Fifth Third Bancorp
44,000 4.772%,  7/28/2030
b
44,495
Fifth Third Bank NA
110,000 3.850%,  3/15/2026
f
109,797
Principal
Amount Long-Term Fixed Income  47.0% Value
Financials  5.0% - continued
First Citizens BancShares , Inc./NC
$ 78,000 5.600%,  9/5/2035
b
$ 77,794
FirstCash , Inc.
69,000 5.625%,  1/1/2030
a
68,900
Franklin BSP Capital Corporation
57,000 6.000%,  10/2/2030
a,e
56,376
Freedom Mortgage Holdings, LLC
65,000 9.250%,  2/1/2029
a
68,391
28,000 9.125%,  5/15/2031
a
29,779
23,000 7.875%,  4/1/2033
a
23,694
FS KKR Capital Corporation
45,000 2.625%,  1/15/2027
f
43,723
FTAI Aviation Investors, LLC
29,000 5.500%,  5/1/2028
a
29,005
21,000 7.000%,  5/1/2031
a
21,967
32,000 7.000%,  6/15/2032
a
33,489
GGAM Finance, Ltd.
22,000 7.750%,  5/15/2026
a
22,055
28,000 8.000%,  6/15/2028
a
29,637
53,000 5.875%,  3/15/2030
a
53,662
Global Aircraft Leasing Company,
Ltd.
70,000 8.750%,  9/1/2027
a
72,320
Global Net Lease, Inc.
18,000 4.500%,  9/30/2028
a
17,608
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
42,000 3.750%,  12/15/2027
a
40,765
goeasy , Ltd.
10,000 9.250%,  12/1/2028
a
10,438
15,000 7.625%,  7/1/2029
a
15,201
45,000 6.875%,  2/15/2031
a
43,596
Goldman Sachs BDC, Inc.
36,000 6.375%,  3/11/2027 36,824
69,000 5.650%,  9/9/2030 69,402
Goldman Sachs Group, Inc.
31,000
7.379%,  (H15T 5Y +
3.623%), 2/10/2026
b,i
31,303
33,000 3.650%,  8/10/2026
b,i
32,322
57,000 4.125%,  11/10/2026
b,i
56,050
60,000 1.948%,  10/21/2027
b
58,588
42,000 2.640%,  2/24/2028
b
41,117
124,000 3.615%,  3/15/2028
b
123,070
86,000 4.482%,  8/23/2028
b
86,538
90,000 3.814%,  4/23/2029
b
89,233
44,000 2.615%,  4/22/2032
b
39,918
45,000 2.383%,  7/21/2032
b
40,162
29,000 6.125%,  11/10/2034
b,f,i
29,432
70,000 5.330%,  7/23/2035
b
72,061
60,000 5.016%,  10/23/2035
b
60,399
Hartford Insurance Group, Inc.
45,000 2.800%,  8/19/2029 42,566
22,000
6.598%,  (TSFR3M +
2.387%), 2/12/2047
a,b
20,562
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
23,000 3.750%,  8/15/2028
a
28,739
Hercules Capital, Inc., Convertible
14,000 4.750%,  9/1/2028
a
13,908
HSBC Holdings plc
126,000 4.583%,  6/19/2029
b
126,891
23,000 6.875%,  9/11/2029
b,i
23,836
53,000 2.804%,  5/24/2032
b
48,039

Dynamic Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Financials  5.0% - continued
HUB International, Ltd.
$ 43,000 7.250%,  6/15/2030
a
$ 44,845
Huntington Bancshares, Inc./OH
28,000 4.450%,  10/15/2027
b,i
27,585
95,000 5.709%,  2/2/2035
b
99,016
54,000 6.141%,  11/18/2039
b
56,193
Huntington Bank Auto Credit-
Linked Notes
192,004
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
193,869
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
8,000 6.250%,  5/15/2026 7,991
78,000 5.250%,  5/15/2027 76,670
Invitation Homes Operating
Partnership, LP
68,000 2.000%,  8/15/2031 58,756
67,000 4.950%,  1/15/2033 67,325
Jane Street Group/JSG Finance,
Inc.
45,000 4.500%,  11/15/2029
a
43,930
15,000 7.125%,  4/30/2031
a
15,733
25,000 6.125%,  11/1/2032
a
25,339
36,000 6.750%,  5/1/2033
a
37,391
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
24,000 5.000%,  8/15/2028
a
23,188
36,000 6.625%,  10/15/2031
a
36,240
Jefferson Capital Holdings, LLC
22,000 6.000%,  8/15/2026
a
21,995
56,000 9.500%,  2/15/2029
a
58,980
JPMorgan Chase & Company
40,000 3.650%,  6/1/2026
b,i
39,561
134,000 4.005%,  4/23/2029
b
133,665
45,000 2.069%,  6/1/2029
b
42,700
30,000 6.500%,  4/1/2030
b,i
31,054
179,000 4.493%,  3/24/2031
b
180,680
42,000 2.963%,  1/25/2033
b
38,423
44,000 4.912%,  7/25/2033
b
44,867
42,000 5.717%,  9/14/2033
b
44,416
29,000 5.350%,  6/1/2034
b
30,217
36,000 6.254%,  10/23/2034
b
39,669
20,000 5.336%,  1/23/2035
b
20,788
72,000 5.766%,  4/22/2035
b
76,708
36,000 5.502%,  1/24/2036
b
37,664
60,000 5.534%,  11/29/2045
b
61,703
KeyBank NA/Cleveland, OH
67,000 3.900%,  4/13/2029 65,549
77,000 5.000%,  1/26/2033 77,496
Kilroy Realty, LP
58,000 4.250%,  8/15/2029 56,899
46,000 5.875%,  10/15/2035 46,612
Kite Realty Group, LP, Convertible
4,000 0.750%,  4/1/2027
a
4,064
Liberty Mutual Group, Inc.
16,000 4.125%,  12/15/2051
a,b
15,715
Lincoln National Corporation
16,000
6.804%,  (TSFR3M +
2.619%), 11/17/2025
b
13,751
Lloyds Banking Group plc
143,000 1.627%,  5/11/2027
b
140,698
LPL Holdings, Inc.
65,000 4.900%,  4/3/2028 65,703
Principal
Amount Long-Term Fixed Income  47.0% Value
Financials  5.0% - continued
M&T Bank Corporation
$ 96,000 3.500%,  9/1/2026
b,i
$ 92,502
Macquarie AirFinance Holdings,
Ltd.
16,000 6.400%,  3/26/2029
a
16,850
33,000 5.150%,  3/17/2030
a
33,461
Macquarie Group, Ltd.
89,000 1.629%,  9/23/2027
a,b
86,737
Marsh & McLennan Companies,
Inc.
40,000 2.375%,  12/15/2031 35,620
MetLife, Inc.
30,000 6.350%,  3/15/2055
b
31,874
34,000 5.875%,  3/15/2028
b,i
34,962
37,000 6.400%,  12/15/2036 38,936
Metropolitan Life Global Funding I
73,000 2.950%,  4/9/2030
a
69,031
Mid-America Apartments, LP
90,000 4.200%,  6/15/2028 90,258
Mitsubishi UFJ Financial Group,
Inc.
91,000 1.538%,  7/20/2027
b
89,054
Mizuho Financial Group, Inc.
93,000 2.564%,  9/13/2031 82,346
40,000 5.748%,  7/6/2034
b
42,501
Molina Healthcare, Inc.
14,000 4.375%,  6/15/2028
a
13,653
29,000 6.250%,  1/15/2033
a
29,322
Morgan Stanley
44,000 5.516%,  11/19/2055
b
44,476
39,000 0.985%,  12/10/2026
b
38,744
93,000 1.512%,  7/20/2027
b
91,008
28,000 5.123%,  2/1/2029
b
28,603
69,000 3.622%,  4/1/2031
b
66,951
42,000 2.943%,  1/21/2033
b
38,184
44,000 4.889%,  7/20/2033
b
44,677
42,000 5.250%,  4/21/2034
b
43,311
47,000 5.424%,  7/21/2034
b
48,969
33,000 5.831%,  4/19/2035
b
35,179
26,000 5.587%,  1/18/2036
b
27,222
78,000 2.484%,  9/16/2036
b
67,753
MPT Operating Partnership, LP/
MPT Finance Corporation
31,000 8.500%,  2/15/2032
a
32,939
Nasdaq, Inc.
30,000 5.350%,  6/28/2028 30,933
Nationstar Mortgage Holdings,
Inc.
14,000 5.500%,  8/15/2028
a
14,000
44,000 5.125%,  12/15/2030
a
44,387
12,000 7.125%,  2/1/2032
a
12,526
NatWest Group plc
45,000 4.892%,  5/18/2029
b
45,707
97,000 6.475%,  6/1/2034
b
102,032
Navient Corporation
17,000 5.000%,  3/15/2027 16,923
New York Life Global Funding
43,000 4.550%,  1/28/2033
a
42,938
40,000 5.000%,  1/9/2034
a
40,921
Nippon Life Insurance Company
135,000 5.950%,  4/16/2054
a,b
140,818
Nomura Holdings, Inc.
67,000 2.172%,  7/14/2028 63,302
69,000 5.783%,  7/3/2034 73,072

Dynamic Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Financials  5.0% - continued
North Haven Private Income Fund,
LLC
$ 18,000 5.125%,  9/25/2028
a
$ 17,907
Northwestern Mutual Life
Insurance Company
66,000 6.170%,  5/29/2055
a
71,000
Omega Healthcare Investors, Inc.
68,000 5.200%,  7/1/2030 69,035
OneMain Finance Corporation
46,000 3.500%,  1/15/2027 44,957
24,000 6.750%,  3/15/2032 24,445
101,000 7.125%,  9/15/2032 104,337
Osaic Holdings, Inc.
35,000 6.750%,  8/1/2032
a
36,149
Panther Escrow Issuer, LLC
32,000 7.125%,  6/1/2031
a
33,284
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
78,000 4.875%,  5/15/2029
a
76,050
Pebblebrook Hotel Trust,
Convertible
122,000 1.750%,  12/15/2026 120,229
128,000 1.625%,  1/15/2030
a
125,847
PennyMac Financial Services, Inc.
12,000 7.125%,  11/15/2030
a
12,495
36,000 6.875%,  5/15/2032
a
37,303
26,000 6.875%,  2/15/2033
a
26,861
12,000 6.750%,  2/15/2034
a
12,241
Phoenix Aviation Capital, Ltd.
38,000 9.250%,  7/15/2030
a
40,429
PNC Bank NA
45,000 2.700%,  10/22/2029 42,338
PNC Financial Services Group,
Inc.
42,000 6.200%,  9/15/2027
b,i
42,697
36,000 5.582%,  6/12/2029
b
37,304
43,000 6.250%,  3/15/2030
b,i
44,122
40,000 6.875%,  10/20/2034
b
45,318
PRA Group, Inc.
44,000 8.375%,  2/1/2028
a
45,004
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
26,726
4.499%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A- FP
a,b
24,442
Prologis Targeted US Logistics
Fund, LP
58,000 5.250%,  4/1/2029
a
59,863
35,000 5.250%,  1/15/2035
a
35,796
Prologis, LP
48,000 5.250%,  3/15/2054 46,437
Provident Financing Trust I
42,000 7.405%,  3/15/2038
f
45,673
Prudential Financial, Inc.
42,000 5.125%,  3/1/2052
b
42,152
43,000 6.750%,  3/1/2053
b
46,372
100,000 6.500%,  3/15/2054
b
107,010
27,000 3.700%,  10/1/2050
b
25,220
Realty Income Corporation
75,000 3.200%,  1/15/2027 74,125
Regency Centers, LP
61,000 5.250%,  1/15/2034 62,693
Principal
Amount Long-Term Fixed Income  47.0% Value
Financials  5.0% - continued
Reinsurance Group of America,
Inc.
$ 44,000 6.000%,  9/15/2033 $ 47,045
79,000 5.750%,  9/15/2034 82,593
RenaissanceRe Holdings, Ltd.
75,000 5.800%,  4/1/2035 78,639
Rexford Industrial Realty, LP,
Convertible
34,000 4.375%,  3/15/2027
a
33,966
54,000 4.125%,  3/15/2029
a
54,378
RGA Global Funding
37,000 5.500%,  1/11/2031
a
38,601
RHP Hotel Properties, LP/RHP
Finance Corporation
14,000 4.750%,  10/15/2027 13,939
28,000 4.500%,  2/15/2029
a
27,460
Rithm Capital Corporation
24,000 8.000%,  7/15/2030
a
24,570
RLJ Lodging Trust, LP
26,000 4.000%,  9/15/2029
a
24,552
Rocket Companies, Inc.
36,000 6.375%,  8/1/2033
a
37,156
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
20,000 3.625%,  3/1/2029
a
19,075
38,000 3.875%,  3/1/2031
a
35,486
20,000 4.000%,  10/15/2033
a
18,266
Royal Bank of Canada
40,000 6.750%,  8/24/2085
b
41,260
Ryan Specialty, LLC
15,000 4.375%,  2/1/2030
a
14,533
48,000 5.875%,  8/1/2032
a
48,537
Santander Holdings USA, Inc.
41,000 2.490%,  1/6/2028
b
40,006
65,000 5.473%,  3/20/2029
b
66,239
Shift4 Payments, Inc., Convertible
129,000 Zero Coupon,  12/15/2025 132,354
100,000 0.500%,  8/1/2027 98,408
Simon Property Group, LP
41,000 6.250%,  1/15/2034 45,244
Sixth Street Lending Partners
36,000 6.125%,  7/15/2030
a
37,219
SLM Corporation
7,000 6.500%,  1/31/2030 7,294
Societe Generale SA
41,000 1.488%,  12/14/2026
a,b
40,746
25,000 10.000%,  11/14/2028
a,b,i
27,693
Standard Chartered plc
63,000 2.608%,  1/12/2028
a,b
61,631
Starwood Property Trust, Inc.
17,000 4.375%,  1/15/2027
a
16,854
34,000 5.250%,  10/15/2028
a,e
34,010
12,000 6.500%,  10/15/2030
a
12,396
11,000 5.750%,  1/15/2031
a,e
10,993
Starwood Property Trust, Inc.,
Convertible
78,000 6.750%,  7/15/2027 82,446
State Street Corporation
28,000 6.700%,  3/15/2029
b,i
29,122
44,000 4.421%,  5/13/2033
b
43,867
Stonex Escrow Issuer, LLC
42,000 6.875%,  7/15/2032
a
43,231

Dynamic Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Financials  5.0% - continued
Sumitomo Life Insurance Company
$ 90,000 3.375%,  4/15/2081
a,b
$ 83,362
Sumitomo Mitsui Financial Group,
Inc.
75,000 5.716%,  9/14/2028 78,323
54,000 5.766%,  1/13/2033 57,703
Synchrony Financial
29,000 5.935%,  8/2/2030
b
30,059
29,000 7.250%,  2/2/2033 30,946
Synovus Bank
40,000 5.625%,  2/15/2028 40,838
Toronto-Dominion Bank
32,000 8.125%,  10/31/2082
b
33,822
44,000 4.456%,  6/8/2032 43,967
24,000 5.146%,  9/10/2034
b
24,292
Travelers Companies, Inc.
10,000 5.050%,  7/24/2035 10,178
Truist Bank
42,000 2.250%,  3/11/2030 38,287
Truist Financial Corporation
74,000 6.047%,  6/8/2027
b
74,859
37,000 1.887%,  6/7/2029
b
34,868
85,000 5.100%,  3/1/2030
b,i
84,856
64,000 5.153%,  8/5/2032
b
65,866
56,000 5.711%,  1/24/2035
b
58,765
U.S. Bancorp
65,000 4.548%,  7/22/2028
b
65,492
19,000 5.836%,  6/12/2034
b
20,246
56,000 5.678%,  1/23/2035
b
58,962
UBS Group AG
88,000 3.869%,  1/12/2029
a,b
87,263
26,000 6.600%,  8/5/2030
a,b,i
26,139
United Wholesale Mortgage, LLC
76,000 5.500%,  4/15/2029
a
74,955
UnitedHealth Group, Inc.
119,000 5.375%,  4/15/2054 114,284
Ventas Realty, LP, Convertible
53,000 3.750%,  6/1/2026 68,450
Wells Fargo & Company
30,000 3.900%,  3/15/2026
b,i
29,709
41,000 3.526%,  3/24/2028
b
40,634
89,000 3.584%,  5/22/2028
b
88,197
65,000 4.808%,  7/25/2028
b
65,767
58,000 7.625%,  9/15/2028
b,i
62,084
90,000 4.478%,  4/4/2031
b
90,493
29,000 5.389%,  4/24/2034
b
30,133
40,000 5.557%,  7/25/2034
b
42,016
37,000 6.491%,  10/23/2034
b
41,110
161,000 5.499%,  1/23/2035
b
167,938
Welltower OP, LLC, Convertible
65,000 2.750%,  5/15/2028
a
121,615
51,000 3.125%,  7/15/2029
a
74,894
Westpac Banking Corporation
67,000 4.110%,  7/24/2034
b
65,612
Willis North America, Inc.
40,000 5.900%,  3/5/2054 40,748
XHR, LP
27,000 4.875%,  6/1/2029
a
26,444
12,000 6.625%,  5/15/2030
a
12,330
Total 19,319,117
Principal
Amount Long-Term Fixed Income  47.0% Value
Foreign Government  <0.1%
Saudi Arabian Oil Company
$ 58,000 5.750%,  7/17/2054
a
$ 57,681
Teine Energy, Ltd.
41,000 6.875%,  4/15/2029
a
40,338
Total 98,019
Mortgage-Backed Securities  13.8%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
305,837 2.000%,  1/1/2052 250,190
950,343 6.000%,  1/1/2055 990,575
1,568,991 2.500%,  5/1/2051 1,339,953
902,954 3.500%,  5/1/2052 831,991
945,080 4.000%,  5/1/2052 898,923
2,466,748 5.000%,  7/1/2053 2,469,508
628,801 5.500%,  7/1/2053 640,737
274,044 5.000%,  8/1/2053 275,011
366,137 5.500%,  9/1/2053 374,253
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
717,912 2.500%,  7/1/2030 695,953
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,500,000 5.000%,  10/1/2040
e
1,515,450
425,000 5.500%,  10/1/2040
e
434,330
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
738,476 3.500%,  5/1/2040 706,172
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,253,028 3.000%,  1/1/2052 1,996,655
351,291 2.000%,  2/1/2051 287,374
234,014 2.000%,  2/1/2051 191,435
1,116,943 2.500%,  2/1/2051 954,311
1,128,479 2.500%,  2/1/2051 952,350
2,099,599 2.000%,  3/1/2051 1,705,987
1,123,009 4.000%,  3/1/2051 1,077,202
2,493,317 3.000%,  3/1/2052 2,210,214
1,613,964 2.000%,  4/1/2051 1,306,100
1,530,412 3.000%,  4/1/2051 1,348,411
1,032,392 5.500%,  4/1/2054 1,053,644
425,619 2.000%,  5/1/2051 346,517
754,509 3.000%,  5/1/2051 678,850
789,024 3.000%,  6/1/2050 711,467
324,533 4.000%,  6/1/2052 306,722
1,464,950 5.000%,  6/1/2053 1,468,492
1,779,656 2.500%,  7/1/2051 1,525,235
583,896 3.500%,  7/1/2051 539,709
923,931 4.000%,  7/1/2052 873,226
726,797 2.500%,  8/1/2050 625,748
1,266,157 3.500%,  8/1/2050 1,174,531
1,583,380 3.500%,  8/1/2052 1,451,655
1,009,605 4.500%,  8/1/2052 984,579
368,745 5.000%,  8/1/2053 369,637
1,086,571 3.500%,  9/1/2052 1,002,383
458,147 3.500%,  9/1/2052 422,083
302,535 5.000%,  9/1/2052 302,784
249,662 4.500%,  9/1/2053 244,430
802,178 4.500%,  9/1/2053 782,664

Dynamic Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Mortgage-Backed Securities  13.8% -
continued
$ 1,573,160 4.000%,  10/1/2052 $ 1,493,885
433,367 2.000%,  11/1/2051 354,508
589,689 3.500%,  11/1/2052 545,797
1,725,979 2.000%,  12/1/2050 1,405,647
2,915,305 4.500%,  12/1/2052 2,855,941
350,000 4.000%,  10/1/2048
e
329,827
775,000 4.500%,  10/1/2048
e
751,640
3,325,000 5.000%,  10/1/2048
e
3,297,260
1,175,000 3.000%,  10/1/2049
e
1,031,886
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
2,027,167 2.500%,  3/1/2062 1,653,160
660,738 3.500%,  7/1/2061 593,188
821,454 4.000%,  12/1/2061 768,838
PRPM, LLC
250,000
3.250%,  4/25/2055, Ser.
2025-RPL3, Class A3
a,d
234,004
Total 53,633,022
Technology  1.5%
Accenture Capital, Inc.
49,000 4.500%,  10/4/2034 48,325
Akamai Technologies, Inc.,
Convertible
61,000 0.375%,  9/1/2027 58,346
60,000 1.125%,  2/15/2029 56,280
97,000 0.250%,  5/15/2033
a
97,339
Alphabet, Inc.
38,000 5.250%,  5/15/2055 38,083
Apple, Inc.
201,000 3.750%,  9/12/2047 161,633
Avnet, Inc., Convertible
36,000 1.750%,  9/1/2030
a
36,342
Block, Inc.
24,000 5.625%,  8/15/2030
a
24,316
82,000 6.500%,  5/15/2032 84,870
24,000 6.000%,  8/15/2033
a
24,577
Block, Inc., Convertible
18,000 0.250%,  11/1/2027 16,371
Boost Newco Borrower, LLC
70,000 7.500%,  1/15/2031
a
74,263
Broadcom, Inc.
41,000 4.000%,  4/15/2029
a
40,809
105,000 4.900%,  7/15/2032 107,414
30,000 4.800%,  10/15/2034 30,210
67,000 4.900%,  2/15/2038 66,641
CACI International, Inc.
16,000 6.375%,  6/15/2033
a
16,505
Central Parent, Inc./CDK Global,
Inc.
19,000 7.250%,  6/15/2029
a
16,360
Cisco Systems, Inc.
80,000 5.350%,  2/26/2064 78,541
Clarivate Science Holdings
Corporation
30,000 3.875%,  7/1/2028
a
28,871
Cloud Software Group, Inc.
144,000 6.500%,  3/31/2029
a
145,299
55,000 9.000%,  9/30/2029
a
57,046
CommScope Technologies, LLC
24,000 5.000%,  3/15/2027
a
23,811
Principal
Amount Long-Term Fixed Income  47.0% Value
Technology  1.5% - continued
CommScope , LLC
$ 25,000 4.750%,  9/1/2029
a
$ 24,839
Consensus Cloud Solutions, Inc.
14,000 6.000%,  10/15/2026
a
13,973
CoreWeave , Inc.
35,000 9.000%,  2/1/2031
a
35,871
CSG Systems International, Inc.,
Convertible
86,000 3.875%,  9/15/2028 95,417
Dell, Inc.
53,000 6.500%,  4/15/2038 57,507
Diebold Nixdorf, Inc.
61,000 7.750%,  3/31/2030
a
64,347
Euronet Worldwide, Inc.,
Convertible
50,000 0.625%,  10/1/2030
a
47,625
Fair Isaac Corporation
42,000 6.000%,  5/15/2033
a
42,523
Fiserv, Inc.
78,000 5.350%,  3/15/2031 81,114
20,000 5.600%,  3/2/2033 20,956
78,000 5.450%,  3/15/2034 80,607
58,000 5.150%,  8/12/2034 58,693
Gen Digital, Inc.
34,000 7.125%,  9/30/2030
a
35,009
12,000 6.250%,  4/1/2033
a
12,251
Global Payments, Inc.
64,000 4.950%,  8/15/2027 64,765
Global Payments, Inc., Convertible
117,000 1.500%,  3/1/2031 107,085
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
28,000 3.500%,  3/1/2029
a
26,529
Helios Software Holdings, Inc./ION
Corporate Solutions Finance
SARL
23,000 4.625%,  5/1/2028
a
22,245
Hewlett Packard Enterprise
Company
44,000 4.850%,  10/15/2031 44,459
IBM International Capital Private,
Ltd.
59,000 5.300%,  2/5/2054 56,464
II-VI, Inc.
26,000 5.000%,  12/15/2029
a
25,641
Intel Corporation
103,000 4.900%,  7/29/2045 91,076
InterDigital , Inc., Convertible
28,000 3.500%,  6/1/2027 125,202
ION Trading Technologies SARL
33,000 9.500%,  5/30/2029
a
34,854
Iron Mountain, Inc.
24,000 4.875%,  9/15/2029
a
23,627
68,000 5.250%,  7/15/2030
a
67,250
66,000 4.500%,  2/15/2031
a
62,999
Jabil, Inc.
41,000 5.450%,  2/1/2029 42,310
Kioxia Holdings Corporation
57,000 6.625%,  7/24/2033
a
58,598
Marvell Technology, Inc.
44,000 2.950%,  4/15/2031 40,636
Mastercard , Inc.
48,000 4.875%,  5/9/2034 49,136

Dynamic Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Technology  1.5% - continued
Microchip Technology, Inc.
$ 25,000 5.050%,  3/15/2029 $ 25,545
Microchip Technology, Inc.,
Convertible
65,000 0.750%,  6/1/2030 63,017
Micron Technology, Inc.
16,000 5.650%,  11/1/2032 16,791
MKS, Inc., Convertible
230,000 1.250%,  6/1/2030 251,850
Moody's Corporation
42,000 4.250%,  8/8/2032 41,471
NCR Atleos Corporation
23,000 9.500%,  4/1/2029
a
24,898
NCR Voyix Corporation
22,000 5.000%,  10/1/2028
a
21,671
26,000 5.125%,  4/15/2029
a
25,582
Neptune Bidco US, Inc.
48,000 9.290%,  4/15/2029
a
47,121
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
45,000 4.300%,  6/18/2029 44,946
ON Semiconductor Corporation,
Convertible
94,000 Zero Coupon,  5/1/2027 106,972
137,000 0.500%,  3/1/2029 126,406
Open Text Corporation
74,000 3.875%,  12/1/2029
a
69,949
Oracle Corporation
66,000 5.375%,  9/27/2054 60,629
141,000 6.900%,  11/9/2052 156,884
14,000 6.150%,  11/9/2029 14,929
42,000 4.800%,  9/26/2032 42,050
45,000 5.875%,  9/26/2045 45,122
Paychex, Inc.
16,000 5.600%,  4/15/2035 16,750
PayPal Holdings, Inc.
80,000 5.500%,  6/1/2054 80,259
Pitney Bowes, Inc.
14,000 6.875%,  3/15/2027
a
13,989
RingCentral, Inc.
55,000 8.500%,  8/15/2030
a
58,522
Rocket Software, Inc.
34,000 9.000%,  11/28/2028
a
35,048
Sabre GLBL, Inc.
6,000 8.625%,  6/1/2027
a,f
6,086
24,000 11.125%,  7/15/2030
a
23,243
Seagate Data Storage Technology,
Private Ltd.
50,330 9.625%,  12/1/2032
a
57,008
Semtech Corporation, Convertible
67,000 1.625%,  11/1/2027 131,822
Sensata Technologies BV
61,000 4.000%,  4/15/2029
a
58,540
Sensata Technologies, Inc.
16,000 3.750%,  2/15/2031
a
14,766
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
48,000 6.750%,  8/15/2032
a
49,627
SS&C Technologies, Inc.
56,000 5.500%,  9/30/2027
a
55,903
12,000 6.500%,  6/1/2032
a
12,406
Synaptics , Inc., Convertible
89,000 0.750%,  12/1/2031
a
87,621
Principal
Amount Long-Term Fixed Income  47.0% Value
Technology  1.5% - continued
Synopsys, Inc.
$ 48,000 5.700%,  4/1/2055 $ 48,443
Texas Instruments, Inc.
40,000 5.150%,  2/8/2054 38,570
UKG, Inc.
29,000 6.875%,  2/1/2031
a
29,923
Verint Systems, Inc., Convertible
60,000 0.250%,  4/15/2026
f
58,650
Verisk Analytics, Inc.
26,000 5.250%,  3/15/2035 26,505
Viavi Solutions, Inc.
24,000 3.750%,  10/1/2029
a
22,628
Viavi Solutions, Inc., Convertible
59,000 1.625%,  3/15/2026 61,876
42,000 0.625%,  3/1/2031
a
46,121
Vishay Intertechnology , Inc.,
Convertible
152,000 2.250%,  9/15/2030
f
138,030
VMware, LLC
94,000 4.700%,  5/15/2030 95,162
54,000 2.200%,  8/15/2031 47,629
Western Digital Corporation,
Convertible
92,000 3.000%,  11/15/2028
f
295,090
Xerox Corporation
19,000 10.250%,  10/15/2030
a
19,301
Xerox Holdings Corporation
17,000 5.500%,  8/15/2028
a
9,988
Ziff Davis, Inc., Convertible
4,000 1.750%,  11/1/2026
f
3,832
37,000 3.625%,  3/1/2028
a
35,659
Total 5,810,690
Transportation  0.3%
Air Canada
26,000 3.875%,  8/15/2026
a
25,764
American Airlines,
Inc./ AAdvantage Loyalty IP, Ltd.
33,000 5.500%,  4/20/2026
a
33,014
45,790 5.750%,  4/20/2029
a
45,965
Avianca Midco 2 plc
22,000 9.000%,  12/1/2028
a
21,972
24,000 9.625%,  2/14/2030
a
23,873
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
35,000 5.375%,  3/1/2029
a,f
34,131
Burlington Northern Santa Fe, LLC
40,000 5.500%,  3/15/2055 40,090
DCLI Bidco , LLC
33,000 7.750%,  11/15/2029
a
34,312
Delta Air Lines, Inc.
82,000 4.375%,  4/19/2028
f
82,025
61,000 5.250%,  7/10/2030 62,232
Delta Air Lines, Inc./ SkyMiles IP,
Ltd.
7,990 4.500%,  10/20/2025
a
7,980
ERAC USA Finance, LLC
80,000 5.200%,  10/30/2034
a
82,603
Norfolk Southern Corporation
64,000 4.450%,  3/1/2033 63,619
OneSky Flight, LLC
60,000 8.875%,  12/15/2029
a
63,093

Dynamic Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Transportation  0.3% - continued
Penske Truck Leasing Company,
LP/PTL Finance Corporation
$ 35,000 1.200%,  11/15/2025
a
$ 34,853
47,000 1.700%,  6/15/2026
a
46,130
Rand Parent, LLC
62,000 8.500%,  2/15/2030
a,f
64,422
RXO, Inc.
23,000 7.500%,  11/15/2027
a
23,387
Ryder System, Inc.
37,000 2.850%,  3/1/2027 36,348
Southwest Airlines Company
42,000 5.125%,  6/15/2027 42,508
Star Leasing Company, LLC
24,000 7.625%,  2/15/2030
a
23,322
Stena International SA
45,000 7.250%,  1/15/2031
a
45,878
Stonepeak Nile Parent, LLC
19,000 7.250%,  3/15/2032
a
20,008
Union Pacific Corporation
30,000 5.600%,  12/1/2054 30,466
United Airlines, Inc.
80,000 4.625%,  4/15/2029
a
78,775
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
17,000 7.875%,  5/1/2027
a
17,265
29,000 6.375%,  2/1/2030
a,f
28,266
Watco Companies, LLC/ Watco
Finance Corporation
23,000 7.125%,  8/1/2032
a
23,807
Total 1,136,108
U.S. Government & Agencies  5.2%
U.S. Treasury Bonds
300,000 4.250%,  2/15/2054 276,914
2,500,000 4.750%,  11/15/2053 2,504,297
1,200,000 4.625%,  2/15/2035 1,247,062
1,450,000 3.250%,  5/15/2042 1,218,113
4,000,000 3.375%,  8/15/2042 3,408,125
1,200,000 4.750%,  2/15/2045 1,207,500
U.S. Treasury Notes
670,000 0.500%,  4/30/2027 637,887
1,550,000 1.125%,  2/29/2028 1,461,601
3,100,000 4.125%,  7/31/2028 3,141,172
2,500,000 3.500%,  9/30/2029 2,482,324
715,000 1.375%,  11/15/2031 618,866
900,000 4.125%,  11/15/2032 910,477
100,000 3.375%,  5/15/2033 96,055
1,000,000 4.000%,  2/15/2034 997,383
Total 20,207,776
Utilities  1.5%
AEP Texas, Inc.
30,000 5.850%,  10/15/2055 29,866
AES Corporation
45,000 7.600%,  1/15/2055
b
46,614
72,000 3.950%,  7/15/2030
a
69,525
Algonquin Power & Utilities
Corporation
105,000 4.750%,  1/18/2082
b
102,454
Alliant Energy Corporation,
Convertible
43,000 3.875%,  3/15/2026 46,246
28,000 3.250%,  5/30/2028
a
28,854
Principal
Amount Long-Term Fixed Income  47.0% Value
Utilities  1.5% - continued
Alpha Generation, LLC
$ 21,000 6.750%,  10/15/2032
a
$ 21,678
Ameren Corporation
45,000 1.750%,  3/15/2028 42,505
American Electric Power
Company, Inc.
51,000 6.950%,  12/15/2054
b
55,195
44,000 2.300%,  3/1/2030 40,269
American Water Capital
Corporation
24,000 5.700%,  9/1/2055 24,376
American Water Capital
Corporation, Convertible
61,000 3.625%,  6/15/2026 61,085
Arizona Public Service Company
37,000 5.550%,  8/1/2033 38,699
Atmos Energy Corporation
46,000 5.450%,  1/15/2056
e
45,465
30,000 5.000%,  12/15/2054 27,924
Calpine Corporation
50,000 4.500%,  2/15/2028
a
49,789
CenterPoint Energy, Inc.
29,000 7.000%,  2/15/2055
b
30,219
14,000 6.700%,  5/15/2055
b
14,458
56,000 1.450%,  6/1/2026 54,959
67,000 2.650%,  6/1/2031 60,640
CenterPoint Energy, Inc.,
Convertible
66,000 4.250%,  8/15/2026 73,260
44,000 3.000%,  8/1/2028
a
44,675
CMS Energy Corporation,
Convertible
45,000 3.375%,  5/1/2028 49,275
Consolidated Edison Company of
New York, Inc.
120,000 5.700%,  5/15/2054 122,991
Constellation Energy Generation,
LLC
60,000 5.750%,  3/15/2054 60,794
41,000 5.800%,  3/1/2033 43,800
Dominion Energy, Inc.
48,000 6.875%,  2/1/2055
b
50,240
48,000 7.000%,  6/1/2054
b
52,046
45,000 3.375%,  4/1/2030 43,223
DTE Energy Company
42,000 4.875%,  6/1/2028 42,728
Duke Energy Carolinas, LLC
121,000 5.400%,  1/15/2054 119,975
Duke Energy Corporation
56,000 3.250%,  1/15/2082
b
54,041
55,000 5.800%,  6/15/2054 55,565
33,000 6.450%,  9/1/2054
b
34,857
43,000 4.500%,  8/15/2032 42,729
44,000 5.750%,  9/15/2033 46,735
Duke Energy Corporation,
Convertible
106,000 4.125%,  4/15/2026 113,791
Duke Energy Ohio, Inc.
40,000 5.550%,  3/15/2054 39,957
Edison International
28,000 7.875%,  6/15/2054
b,f
28,529
43,000 5.000%,  12/15/2026
b,i
40,742
Entergy Louisiana, LLC
40,000 5.800%,  3/15/2055 40,954

Dynamic Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.0% Value
Utilities  1.5% - continued
Evergy , Inc., Convertible
$ 66,000 4.500%,  12/15/2027 $ 82,929
Eversource Energy
90,000 4.600%,  7/1/2027 90,508
Exelon Corporation
157,000 5.600%,  3/15/2053 153,481
45,000 4.050%,  4/15/2030 44,513
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
a
98,380
FirstEnergy Corporation,
Convertible
24,000 4.000%,  5/1/2026 24,924
81,000 3.625%,  1/15/2029
a
85,884
69,000 3.875%,  1/15/2031
a
74,451
Georgia Power Company
25,000 4.950%,  5/17/2033 25,502
Hawaiian Electric Company, Inc.
11,000 6.000%,  10/1/2033
a
11,096
ITC Holdings Corporation
43,000 4.950%,  9/22/2027
a
43,511
Jersey Central Power & Light
Company
80,000 2.750%,  3/1/2032
a
71,529
Lightning Power, LLC
45,000 7.250%,  8/15/2032
a
47,642
Long Ridge Energy, LLC
37,000 8.750%,  2/15/2032
a
38,033
MidAmerican Energy Company
161,000 5.300%,  2/1/2055 156,646
National Rural Utilities Cooperative
Finance Corporation
40,000 4.850%,  2/7/2029 40,914
NextEra Energy Capital Holdings,
Inc.
61,000 5.900%,  3/15/2055 62,866
31,000 3.800%,  3/15/2082
b
30,230
68,000 6.750%,  6/15/2054
b
73,082
45,000 2.250%,  6/1/2030 41,086
21,000 5.300%,  3/15/2032 21,808
NextEra Energy Capital Holdings,
Inc., Convertible
46,000 3.000%,  3/1/2027 54,326
NiSource, Inc.
15,000 6.375%,  3/31/2055
b
15,525
66,000 5.850%,  4/1/2055 66,933
32,000 6.950%,  11/30/2054
b
33,300
45,000 2.950%,  9/1/2029 42,928
Northern States Power Company/
MN
40,000 5.400%,  3/15/2054 39,656
NRG Energy, Inc.
34,000 2.000%,  12/2/2025
a
33,820
46,000 10.250%,  3/15/2028
a,b,i
50,157
24,000 3.375%,  2/15/2029
a
22,688
35,000 5.250%,  6/15/2029
a
34,887
20,000 6.000%,  2/1/2033
a
20,311
70,000 5.750%,  1/15/2034
a,e
69,929
20,000 6.250%,  11/1/2034
a
20,502
Oncor Electric Delivery Company,
LLC
52,000 5.550%,  6/15/2054 51,753
Pacific Gas and Electric Company
40,000 6.750%,  1/15/2053 43,098
78,000 5.550%,  5/15/2029 80,289
Principal
Amount Long-Term Fixed Income  47.0% Value
Utilities  1.5% - continued
PG&E Corporation
$ 18,000 5.000%,  7/1/2028 $ 17,833
PG&E Corporation, Convertible
236,000 4.250%,  12/1/2027 238,667
Pinnacle West Capital Corporation,
Convertible
32,000 4.750%,  6/15/2027 34,368
PPL Capital Funding, Inc.
56,000 5.250%,  9/1/2034 57,274
PPL Capital Funding, Inc.,
Convertible
64,000 2.875%,  3/15/2028 73,056
San Diego Gas & Electric
Company
40,000 5.550%,  4/15/2054 39,334
Sempra
28,000 6.550%,  4/1/2055
b
28,612
28,000 6.625%,  4/1/2055
b
28,433
31,000 6.400%,  10/1/2054
b
31,675
28,000 6.875%,  10/1/2054
b
29,013
28,000 4.875%,  10/15/2025
b,i
27,994
Southern California Edison
Company
79,000 5.450%,  6/1/2031 81,305
Southern Company
53,000 5.700%,  10/15/2032 56,121
78,000 4.850%,  3/15/2035 77,200
35,000 4.000%,  1/15/2051
b
34,873
109,000 3.750%,  9/15/2051
b
107,546
Southern Company, Convertible
60,000 3.875%,  12/15/2025 67,530
89,000 4.500%,  6/15/2027 98,923
36,000 3.250%,  6/15/2028
a
36,432
Talen Energy Supply, LLC
55,000 8.625%,  6/1/2030
a
58,385
TerraForm Power Operating, LLC
72,000 5.000%,  1/31/2028
a
71,480
Virginia Electric and Power
Company
55,000 5.350%,  1/15/2054 52,853
Vistra Corporation
28,000 8.000%,  10/15/2026
a,b,i
28,640
32,000 7.000%,  12/15/2026
a,b,i
32,489
Vistra Operations Company, LLC
43,000 5.000%,  7/31/2027
a
42,858
WEC Energy Group, Inc.,
Convertible
41,000 4.375%,  6/1/2027 49,118
53,000 3.375%,  6/1/2028
a
54,749
59,000 4.375%,  6/1/2029 72,363
Xcel Energy, Inc.
64,000 4.600%,  6/1/2032 63,497
39,000 5.600%,  4/15/2035 40,429
XPLR Infrastructure Operating
Partners, LP
81,000 3.875%,  10/15/2026
a
79,837
XPLR Infrastructure, LP,
Convertible
70,000 2.500%,  6/15/2026
a,f
68,250
Total 5,971,981
Total Long-Term Fixed Income
(cost $183,215,904) 182,710,138

Dynamic Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 30.0% Value
Communications Services  3.0%
7,843 Alphabet, Inc., Class A $ 1,906,633
10,527 Alphabet, Inc., Class C 2,563,851
6,826 AT&T, Inc. 192,766
11,143 Comcast Corporation 350,113
1,360 Match Group, Inc. 48,035
4,988 Meta Platforms, Inc. 3,663,088
983 Netflix, Inc.
k
1,178,538
111 New York Times Company 6,371
1,661 News Corporation, Class A 51,009
496 Spotify Technology SA
k
346,208
397 T-Mobile US, Inc. 95,034
169 Tripadvisor , Inc.
k
2,748
5,745 Uniti Group, Inc. 35,159
3,027 Verizon Communications, Inc. 133,037
1,774 Walt Disney Company 203,123
23,094 Warner Brothers Discovery, Inc.
k
451,026
9,143 Warner Music Group Corporation 311,411
Total 11,538,150
Consumer Discretionary  3.2%
10,997 ADT, Inc. 95,784
1,213 Advance Auto Parts, Inc. 74,478
16,776 Amazon.com, Inc.
k
3,683,506
4,789 Aptiv plc
k
412,908
171 Asbury Automotive Group, Inc.
k
41,801
82 Booking Holdings, Inc. 442,740
471 Boot Barn Holdings, Inc.
k
78,054
1,255 Build-A-Bear Workshop, Inc. 81,839
5,866 Carnival Corporation
k
169,586
1,721 Columbia Sportswear Company 90,008
538 Crocs, Inc.
k
44,950
2,179 D.R. Horton, Inc. 369,275
1,551 DoorDash , Inc.
k
421,856
364 Etsy, Inc.
k
24,166
1,403 Expedia Group, Inc. 299,891
482 Frontdoor , Inc.
k
32,434
837 Garmin, Ltd. 206,086
140 Group 1 Automotive, Inc. 61,251
961 Hilton Worldwide Holdings, Inc. 249,322
2,623 Home Depot, Inc. 1,062,813
796 Laureate Education, Inc.
k
25,106
2,115 La-Z-Boy, Inc. 72,587
1,881 Lowe's Companies, Inc. 472,714
264 McDonald's Corporation 80,227
620 Modine Manufacturing Company
k
88,139
16 NVR, Inc.
k
128,555
2,222 O'Reilly Automotive, Inc.
k
239,554
1,193 Ross Stores, Inc. 181,801
1,133 SharkNinja , Inc.
k
116,869
14,243 Sony Group Corporation ADR
f
410,056
3,957 Tesla, Inc.
k
1,759,757
206 Ulta Beauty, Inc.
k
112,631
816 Universal Technical Institute, Inc.
k
26,561
1,747 Viking Holdings, Ltd.
k
108,594
250 Wingstop , Inc.
f
62,920
4,208 Wyndham Hotels & Resorts, Inc. 336,219
1,156 Wynn Resorts, Ltd. 148,280
Total 12,313,318
Consumer Staples  1.0%
427 Altria Group, Inc. 28,208
914 BJ's Wholesale Club Holdings,
Inc.
k
85,230
185 Casey's General Stores, Inc. 104,584
1,140 Church & Dwight Company, Inc. 99,898
Shares Common Stock  30.0% Value
Consumer Staples  1.0% - continued
1,113 Colgate-Palmolive Company $ 88,973
64 Costco Wholesale Corporation 59,240
36,932 Coty, Inc.
k
149,205
419 J & J Snack Foods Corporation 40,262
1,486 John B. Sanfilippo & Son, Inc. 95,520
19,342 Kenvue , Inc. 313,921
9,074 Keurig Dr Pepper, Inc. 231,478
27 Kimberly-Clark Corporation 3,357
1,885 Maplebear , Inc.
k
69,293
504 Marzetti Company 87,086
615 Monster Beverage Corporation
k
41,396
748 Philip Morris International, Inc. 121,326
1,562 Procter & Gamble Company 240,001
6,934 Sysco Corporation 570,946
1,014 Turning Point Brands, Inc. 100,244
9,120 Unilever plc ADR 540,634
6,208 Walmart, Inc. 639,796
Total 3,710,598
Energy  1.1%
2,380 Antero Midstream Corporation 46,267
947 Baker Hughes Company 46,138
292 Cheniere Energy, Inc. 68,614
201 Chevron Corporation 31,213
6,874 ConocoPhillips 650,212
13,193 Devon Energy Corporation 462,547
799 DHT Holdings, Inc. 9,548
16,857 Enterprise Products Partners, LP 527,118
1,065 EOG Resources, Inc. 119,408
2,100 Expand Energy Corporation 223,104
9,659 Exxon Mobil Corporation 1,089,052
8,905 Halliburton Company 219,063
867 Hess Midstream, LP 29,955
2,181 Kinder Morgan, Inc. 61,744
1,709 Marathon Petroleum Corporation 329,393
1,464 Matador Resources Company 65,777
3,139 Shell plc ADR 224,533
2,434 TechnipFMC plc 96,021
2,036 Williams Companies, Inc. 128,981
Total 4,428,688
Financials  4.5%
198 Affiliated Managers Group, Inc. 47,209
1,644 Allstate Corporation 352,885
5,173 Ally Financial, Inc. 202,782
1,193 Amalgamated Financial
Corporation 32,390
981 American Express Company 325,849
4,351 American International Group, Inc. 341,727
566 Ameriprise Financial, Inc. 278,047
2,011 Arch Capital Group, Ltd. 182,458
1,460 Associated Banc-Corp 37,537
1,867 Atlantic Union Bankshares
Corporation 65,886
24,203 Bank of America Corporation 1,248,633
1,542 Bank of N.T. Butterfield & Son, Ltd. 66,183
4,542 Bank of New York Mellon
Corporation 494,896
1,397 Beacon Financial Corporation 33,123
720 Berkshire Hathaway, Inc.
k
361,973
2,286 BlackRock Income Trust, Inc.,
Rights
k
135
71 BlackRock, Inc. 82,777
61 Blackstone Mortgage Trust, Inc. 1,123
15 Block, Inc.
k
1,084

Dynamic Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  30.0% Value
Financials  4.5% - continued
3,477 Bridgewater Bancshares, Inc.
k
$ 61,195
291 Byline Bancorp, Inc. 8,069
4,134 Capital One Financial Corporation 878,806
154 Central Pacific Financial
Corporation 4,672
11,676 Charles Schwab Corporation 1,114,708
1,692 Chubb, Ltd. 477,567
718 Citigroup, Inc. 72,877
427 Community Trust Bancorp, Inc. 23,891
1,885 Donnelley Financial Solutions, Inc.
k
96,945
16 Enact Holdings, Inc. 613
5 Encore Capital Group, Inc.
k
209
260 Enova International, Inc.
k
29,923
1,187 Enterprise Financial Services
Corporation 68,822
567 Federal Agricultural Mortgage
Corporation 95,245
189 Financial Institutions, Inc. 5,141
185 First Citizens BancShares , Inc./NC 330,995
62 First Financial Corporation 3,499
132 First Mid-Illinois Bancshares, Inc. 5,000
600 Fiserv, Inc.
k
77,358
1,911 Fulton Financial Corporation 35,602
1,771 Glacier Bancorp, Inc. 86,195
383 Great Southern Bancorp, Inc. 23,459
406 Hometrust Bancshares, Inc. 16,622
830 Houlihan Lokey , Inc. 170,416
209 Independent Bank Corporation/MI 6,474
3,813 Intercontinental Exchange, Inc. 642,414
3,635 Invesco, Ltd. 83,387
1,309 Janus Henderson Group plc 58,264
5,897 JPMorgan Chase & Company 1,860,091
21,227 KeyCorp 396,733
833 M&T Bank Corporation 164,617
760 Marsh & McLennan Companies,
Inc. 153,163
537 Mastercard , Inc. 305,451
4,919 MetLife, Inc. 405,178
2,206 MGIC Investment Corporation 62,584
927 MidWestOne Financial Group, Inc. 26,225
367 Moody's Corporation 174,868
165 MSCI, Inc. 93,623
3,258 Nasdaq, Inc. 288,170
264 NMI Holdings, Inc.
k
10,122
1,074 Northern Trust Corporation 144,560
2,293 Northwest Bancshares, Inc. 28,410
473 OFG Bancorp 20,571
3,132 Old National Bancorp 68,747
5,111 Old Republic International
Corporation 217,064
1,106 Old Second Bancorp, Inc. 19,117
124 Orrstown Financial Services, Inc. 4,213
49 PNC Financial Services Group,
Inc. 9,846
316 Popular, Inc. 40,135
921 Progressive Corporation 227,441
1,572 Provident Financial Services, Inc. 30,308
1,396 RLI Corporation 91,047
2,790 Robinhood Markets, Inc.
k
399,472
519 S&P Global, Inc. 252,602
1,694 SEI Investments Company 143,736
2,848 Sony Financial Group, Inc. ADR
k,l
15,792
853 Tradeweb Markets, Inc. 94,666
1,758 Triumph Financial, Inc.
k
87,970
665 Trustmark Corporation 26,334
190 U.S. Bancorp 9,183
Shares Common Stock  30.0% Value
Financials  4.5% - continued
3,665 Visa, Inc. $ 1,251,158
17,469 Wells Fargo & Company 1,464,252
792 WesBanco , Inc. 25,288
643 Wintrust Financial Corporation 85,159
3,354 Zions Bancorp NA 189,769
Total 17,522,730
Health Care  3.1%
1,907 AbbVie, Inc. 441,547
5,078 ADMA Biologics, Inc.
k
74,443
2,119 Agilent Technologies, Inc. 271,974
1,325 Amgen, Inc. 373,915
321 ANI Pharmaceuticals, Inc.
k
29,404
9,979 Avantor , Inc.
k
124,538
597 Biogen, Inc.
k
83,628
2,986 BioMarin Pharmaceutical, Inc.
k
161,722
3,939 Boston Scientific Corporation
k
384,565
891 Cencora , Inc. 278,464
1,140 Cigna Group 328,605
4,044 Concentra Group Holdings Parent,
Inc. 84,641
442 CorVel Corporation
k
34,220
2,531 Danaher Corporation 501,796
692 Dexcom , Inc.
k
46,565
994 Eli Lilly & Company 758,422
1,430 Encompass Health Corporation 181,639
4,219 Gilead Sciences, Inc. 468,309
594 Halozyme Therapeutics, Inc.
k
43,564
269 IDEXX Laboratories, Inc.
k
171,861
867 Illumina, Inc.
k
82,339
423 Incyte Corporation
k
35,875
1,207 Indivior plc
k
29,101
217 Insulet Corporation
k
66,994
778 Intuitive Surgical, Inc.
k
347,945
7,539 Johnson & Johnson 1,397,881
1,988 Labcorp Holdings, Inc. 570,675
330 Medpace Holdings, Inc.
k
169,673
4,608 Medtronic plc 438,866
9,207 Merck & Company, Inc. 772,743
781 Merit Medical Systems, Inc.
k
65,003
95 Mettler -Toledo International, Inc.
k
116,623
929 Neurocrine Biosciences, Inc.
k
130,413
411 Penumbra, Inc.
k
104,114
2,332 Pfizer, Inc. 59,419
3,186 Progyny , Inc.
k
68,563
601 Repligen Corporation
k
80,336
943 Royalty Pharma plc 33,269
8,905 Sanofi SA ADR 420,316
1,393 STERIS plc 344,684
3,256 Stevanato Group SPA
f
83,842
512 Stryker Corporation 189,271
700 Teleflex, Inc. 85,652
326 Tenet Healthcare Corporation
k
66,191
377 Thermo Fisher Scientific, Inc. 182,852
1,756 Twist Bioscience Corporation
k
49,414
220 United Therapeutics Corporation
k
92,226
1,568 UnitedHealth Group, Inc. 541,430
504 Vertex Pharmaceuticals, Inc.
k
197,386
559 Viemed Healthcare, Inc.
k
3,796
839 Waystar Holding Corporation
k
31,815
4,167 Zimmer Biomet Holdings, Inc. 410,449
Total 12,112,978
Industrials  2.9%
7,218 Amentum Holdings, Inc.
k
172,871

Dynamic Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  30.0% Value
Industrials  2.9% - continued
1,938 AMETEK, Inc. $ 364,344
51 Armstrong World Industries, Inc. 9,997
992 Automatic Data Processing, Inc. 291,152
119 Axon Enterprise, Inc.
k
85,399
2,075 Badger Infrastructure Solutions,
Ltd. 91,516
2,628 Barrett Business Services, Inc. 116,473
672 BWX Technologies, Inc. 123,897
1,711 Caterpillar, Inc. 816,404
34,130 CNH Industrial NV 370,311
17,980 CSX Corporation 638,470
107 Curtiss-Wright Corporation 58,095
10,585 Delta Air Lines, Inc. 600,699
1,249 Enerpac Tool Group Corporation 51,209
808 Expeditors International of
Washington, Inc. 99,053
11,734 Fastenal Company 575,435
312 Ferguson Enterprises, Inc. 70,069
5,584 Flowserve Corporation 296,734
4,345 Gates Industrial Corporation plc
k
107,843
1,463 General Dynamics Corporation 498,883
625 General Electric Company 188,012
190 Graco , Inc. 16,142
88 Great Lakes Dredge & Dock
Corporation
k
1,055
2,331 Helios Technologies, Inc. 121,515
5,704 Hexcel Corporation 357,641
2,383 Honeywell International, Inc. 501,621
769 Howmet Aerospace, Inc. 150,901
113 ICF International, Inc. 10,486
187 IES Holdings, Inc.
k
74,361
2,408 Jacobs Solutions, Inc. 360,863
1,768 JB Hunt Transport Services, Inc. 237,213
253 Johnson Controls International plc 27,817
1,534 Knight-Swift Transportation
Holdings, Inc. 60,608
1,163 Korn Ferry 81,387
1,747 L3Harris Technologies, Inc. 533,551
790 Leidos Holdings, Inc. 149,278
780 Limbach Holdings, Inc.
k
75,754
478 Lincoln Electric Holdings, Inc. 112,727
1,396 Masco Corporation 98,264
118 McGrath RentCorp 13,841
493 Moog, Inc. 102,381
923 Old Dominion Freight Line, Inc. 129,940
414 Otis Worldwide Corporation 37,852
768 Parker-Hannifin Corporation 582,259
290 Quanta Services, Inc. 120,182
362 Republic Services, Inc. 83,072
547 Rockwell Automation, Inc. 191,193
861 Schneider National, Inc. 18,219
3,056 Southwest Airlines Company 97,517
1,744 Timken Company 131,114
125 Trane Technologies plc 52,745
1,348 Trex Company, Inc.
k
69,651
4,378 Uber Technologies, Inc.
k
428,913
763 UFP Industries, Inc. 71,333
537 Union Pacific Corporation 126,931
2,878 United Parcel Service, Inc. 240,399
201 United Rentals, Inc. 191,887
227 Veralto Corporation 24,200
481 Verisk Analytics, Inc. 120,976
257 Waste Management, Inc. 56,753
Total 11,489,408
Shares Common Stock  30.0% Value
Information Technology  8.5%
414 Adobe, Inc.
k
$ 146,038
1,557 Advanced Micro Devices, Inc.
k
251,907
3,889 Amphenol Corporation 481,264
631 Analog Devices, Inc. 155,037
17,468 Apple, Inc. 4,447,877
294 Applied Materials, Inc. 60,194
329 AppLovin Corporation
k
236,400
1,912 Arista Networks, Inc.
k
278,598
1,306 Autodesk, Inc.
k
414,877
6,164 Broadcom, Inc. 2,033,565
347 Cadence Design Systems, Inc.
k
121,887
1,335 CDW Corporation 212,639
16,284 Cisco Systems, Inc. 1,114,151
1,438 CompoSecure , Inc. 29,939
1,815 Crane NXT Company 121,732
889 Datadog , Inc.
k
126,594
1,799 DocuSign, Inc.
k
129,690
3,787 Dropbox, Inc.
k
114,405
271 Fabrinet
k
98,812
338 Flex, Ltd.
k
19,594
1,156 Fortinet, Inc.
k
97,196
2,288 International Business Machines
Corporation 645,582
2,227 JFrog , Ltd.
k
105,404
303 Keysight Technologies, Inc.
k
53,001
101 KLA Corporation 108,939
1,821 Lam Research Corporation 243,832
361 Littelfuse , Inc. 93,503
4,841 Micron Technology, Inc. 809,996
12,128 Microsoft Corporation 6,281,698
408 Monday.com, Ltd.
k
79,026
115 Monolithic Power Systems, Inc. 105,874
612 Motorola Solutions, Inc. 279,861
290 Napco Security Technologies, Inc. 12,455
17,302 Nokia Oyj ADR
f
83,223
34,306 NVIDIA Corporation 6,400,813
223 NXP Semiconductors NV 50,784
610 Onto Innovation, Inc.
k
78,824
1,909 Oracle Corporation 536,887
2,830 Palantir Technologies, Inc.
k
516,249
2,703 Pegasystems , Inc. 155,422
404 Plexus Corporation
k
58,455
116 PTC, Inc.
k
23,550
1,733 Qorvo , Inc.
k
157,842
4,770 Qualcomm, Inc. 793,537
40 RingCentral, Inc.
k
1,134
613 Salesforce, Inc. 145,281
11,928 Samsung Electronics Company,
Ltd. 715,088
963 SAP SE ADR 257,323
905 ServiceNow , Inc.
k
832,853
65 Silicon Laboratories, Inc.
k
8,523
3,714 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 1,037,283
4,033 TD SYNNEX Corporation 660,404
82 TE Connectivity plc 18,001
220 Texas Instruments, Inc. 40,421
2,876 Trimble, Inc.
k
234,825
1,746 TTM Technologies, Inc.
k
100,570
371 VeriSign, Inc. 103,720
1,702 Vontier Corporation 71,433
1,272 Western Digital Corporation 152,716
457 Zebra Technologies Corporation
k
135,802

Dynamic Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  30.0% Value
Information Technology  8.5% - continued
1,383 Zoom Communications, Inc.
k
$ 114,097
Total 32,996,627
Materials  1.0%
888 Albemarle Corporation 71,999
9,132 Amcor plc 74,700
7,338 Axalta Coating Systems, Ltd.
k
210,014
6,045 CF Industries Holdings, Inc. 542,236
3,527 Crown Holdings, Inc. 340,673
609 DuPont de Nemours, Inc. 47,441
2,176 Eastman Chemical Company 137,197
1,090 Ecolab, Inc. 298,507
2,577 Element Solutions, Inc. 64,863
6,805 Freeport-McMoRan, Inc. 266,892
1,264 Greif, Inc. 75,537
10,166 Ivanhoe Mines, Ltd.
k
107,818
726 Linde plc 344,850
814 Newmont Corporation 68,628
4,091 Nucor Corporation 554,044
2,076 Olin Corporation 51,879
295 Packaging Corporation of America 64,289
1,693 Steel Dynamics, Inc. 236,055
263 Vulcan Materials Company 80,904
1,316 West Fraser Timber Company, Ltd. 89,462
Total 3,727,988
Real Estate  0.7%
421 Agree Realty Corporation 29,908
776 AvalonBay Communities, Inc. 149,900
2,780 Broadstone Net Lease, Inc. 49,679
2,466 CBRE Group, Inc.
k
388,543
5,618 Crown Castle, Inc. 542,081
4,370 Cushman and Wakefield plc
k
69,570
643 EPR Properties 37,300
6,897 Essential Properties Realty Trust,
Inc. 205,255
743 Extra Space Storage, Inc. 104,718
2,763 First Industrial Realty Trust, Inc. 142,212
20,165 Healthcare Realty Trust, Inc. 363,575
4,245 Host Hotels & Resorts, Inc. 72,250
552 Innovative Industrial Properties,
Inc. 29,576
2,430 Millrose Properties, Inc. 81,672
2,001 National Storage Affiliates Trust 60,470
1,662 Outfront Media, Inc. 30,448
5,235 Sabra Health Care REIT, Inc. 97,580
528 SBA Communications Corporation 102,089
347 Sila Realty Trust, Inc. 8,710
3,263 Tanger , Inc. 110,420
1,535 Terreno Realty Corporation 87,111
591 Xenia Hotels & Resorts, Inc. 8,109
Total 2,771,176
Utilities  1.0%
4,684 AES Corporation 61,642
1,645 Alliant Energy Corporation 110,890
174 Black Hills Corporation 10,717
1,111 Brookfield Infrastructure
Corporation 45,684
3,133 CenterPoint Energy, Inc. 121,560
21 Clearway Energy, Inc., Class C 593
1,484 Constellation Energy Corporation 488,340
5,345 Duke Energy Corporation 661,444
3,062 Edison International 169,267
8,604 Entergy Corporation 801,807
Shares Common Stock  30.0% Value
Utilities  1.0% - continued
4,063 Evergy , Inc. $ 308,869
2,763 NiSource, Inc. 119,638
733 Northwestern Energy Group, Inc. 42,961
7,076 PG&E Corporation 106,706
5,042 Portland General Electric
Company 221,848
987 Spire, Inc. 80,460
8,531 UGI Corporation 283,741
1,927 Vistra Energy Corporation 377,538
Total 4,013,705
Total Common Stock
(cost $73,249,333) 116,625,366
Shares
Registered Investment
Companies   13.3% Value
U.S. Affiliated   12.9%
2,240,296 Thrivent Core Emerging Markets
Debt Fund 19,378,559
2,386,042 Thrivent Core International Equity
Fund 30,660,634
Total 50,039,193
U.S. Unaffiliated   0.4%
3,584 abrdn Asia-Pacific Income Fund,
Inc.
f
58,383
10,774 abrdn Income Credit Strategies
Fund 62,489
3,217 abrdn Total Dynamic Dividend
Fund 30,433
6,822 AllianceBernstein Global High
Income Fund, Inc. 76,475
9,497 Allspring Income Opportunities
Fund 66,574
2,371 BlackRock Capital Allocation Term
Trust 35,067
1,649 BlackRock Core Bond Trust 16,391
6,759 BlackRock Corporate High Yield
Fund, Inc. 64,210
7,532 BlackRock Credit Allocation
Income Trust 83,229
692 BlackRock Debt Strategies Fund,
Inc. 7,349
1,042 BlackRock Enhanced Equity
Dividend Trust 9,493
5,171 BlackRock Enhanced Global
Dividend Trust 59,828
3,060 BlackRock Enhanced International
Dividend Trust 17,595
2,286 BlackRock Income Trust, Inc. 25,695
6,042 BlackRock Multi-Sector Income
Trust 80,902
5,026 Blackstone Strategic Credit 2027
Term Fund 61,166
5,094 Cornerstone Strategic Investment
Fund, Inc. 42,178
6,837 Eaton Vance Limited Duration
Income Fund 69,396
3,089 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 28,110
405 iShares Semiconductor ETF 109,804
12,530 Nuveen Credit Strategies Income
Fund 66,033
4,632 Nuveen Preferred Income
Opportunities Fund 37,982

Dynamic Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies  13.3% Value
U.S. Unaffiliated   0.4%  - continued
5,146 PGIM Global High Yield Fund, Inc. $ 66,280
4,910 PGIM High Yield Bond Fund, Inc. 70,606
2,426 Pimco Dynamic Income Fund 48,035
4,141 PIMCO High Income Fund 20,664
4,167 PIMCO Income Strategy Fund II 31,628
734 Tri-Continental Corporation 24,956
3,111 Vanguard Short-Term Corporate
Bond ETF 248,662
1,358 Virtus Convertible & Income Fund 20,370
4,926 Virtus Dividend, Interest &
Premium Strategy Fund 64,087
1,132 Virtus Equity & Convertible Income
Fund 28,424
11,034 Voya Global Equity Dividend &
Premium Opportunity Fund 65,432
1,294 Western Asset Diversified Income
Fund 19,035
16,927 Western Asset High Income
Opportunity Fund, Inc. 65,000
Total 1,881,961
Total Registered Investment
Companies (cost $44,918,020) 51,921,154
Shares
Collateral Held for Securities
Loaned 1.1% Value
4,219,672 Thrivent Cash Management Trust 4,219,672
Total Collateral Held for
Securities Loaned
(cost $4,219,672) 4,219,672
Shares Preferred Stock 0.8% Value
Basic Materials  <0.1%
2,634 Albemarle Corporation,
Convertible, 7.250% 99,776
Total 99,776
Capital Goods  0.1%
4,391 Boeing Company, Convertible,
6.000% 305,482
Total 305,482
Communications Services  <0.1%
4,500 AT&T, Inc., 4.750%
i
89,640
3,500 Telephone and Data Systems, Inc.,
6.000%
i
69,300
Total 158,940
Financials  0.6%
2,750 AEGON Funding Company, LLC,
5.100% 56,512
2,700 Allstate Corporation, 5.100%
i
60,048
1,597 Apollo Global Management, Inc.,
Convertible, 6.750% 112,237
1,648 Ares Management Corporation,
Convertible, 6.750% 81,889
1,400 Athene Holding, Ltd., 5.625%
i
30,744
3,775 Bank of America Corporation,
4.250%
i
68,214
3,100 Bank of America Corporation,
4.375%
i
57,598
1,550 Bank of America Corporation,
4.750%
i
31,728
Shares Preferred Stock  0.8% Value
Financials  0.6% - continued
2,600 Bank of America Corporation,
5.000%
i
$ 55,432
177 Bank of America Corporation,
Convertible, 7.250%
i
226,560
700 Capital One Financial Corporation,
4.800%
i
13,489
2,925 Capital One Financial Corporation,
5.000%
i
59,027
700 Charles Schwab Corporation,
4.450%
f,i
13,755
550 Citizens Financial Group, Inc.,
7.375%
i
14,548
1,200 Corebridge Financial, Inc., 6.375% 29,460
1,400 Fifth Third Bancorp, 4.950%
i
28,980
1,400 Huntington Bancshares, Inc./OH,
4.500%
i
26,012
3,100 JPMorgan Chase & Company,
4.200%
i
58,528
3,100 JPMorgan Chase & Company,
4.625%
i
62,837
2,350 JPMorgan Chase & Company,
4.750%
i
49,303
700 KeyCorp, 5.650%
i
16,121
3,500 KeyCorp, 6.200%
b,i
88,340
2,875 KKR & Company, Inc.,
Convertible, 6.250% 150,506
700 MetLife, Inc., 4.750%
i
14,602
2,850 Morgan Stanley, 4.250%
i
52,554
2,630 Morgan Stanley, 5.850%
i
64,409
3,100 Morgan Stanley, 7.125%
i
78,771
2,000 Public Storage, 4.125%
i
35,060
1,300 Public Storage, 4.625%
i
25,519
325 Public Storage, 4.700%
i
6,481
1,400 Regions Financial Corporation,
4.450%
i
25,970
825 Regions Financial Corporation,
5.700%
b,i
20,204
775 Synovus Financial Corporation,
8.397%
b,i
20,421
1,400 Truist Financial Corporation,
4.750%
i
28,700
1,600 U.S. Bancorp, 4.000%
i
26,960
2,300 Wells Fargo & Company, 4.250%
i
40,871
3,100 Wells Fargo & Company, 4.375%
i
56,389
1,400 Wells Fargo & Company, 4.700%
i
27,426
1,400 Wells Fargo & Company, 4.750%
i
27,636
237 Wells Fargo & Company,
Convertible, 7.500%
i
292,527
Total 2,236,368
Technology  <0.1%
1,709 Hewlett Packard Enterprise
Company, Convertible, 7.625% 116,041
1,775 Microchip Technology, Inc.,
Convertible, 7.500% 104,778
Total 220,819
Utilities  0.1%
2,600 CMS Energy Corporation, 4.200%
i
50,362
1,380 Nextera Energy, Inc., Convertible,
7.234% 64,901
2,410 NextEra Energy, Inc., Convertible,
7.299% 120,187

Dynamic Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock  0.8% Value
Utilities  0.1% - continued
2,925 Southern Company, 4.950% $ 61,367
Total 296,817
Total Preferred Stock
(cost $3,461,025) 3,318,202
Shares or
Principal
Amount Short-Term Investments 10.6% Value
Federal Home Loan Bank Discount
Notes
500,000 4.250%, 10/24/2025
m,n
498,657
600,000 4.240%, 10/29/2025
m,n
598,052
600,000 4.150%, 11/19/2025
m,n
596,808
400,000 3.890%, 12/17/2025
m,n
396,659
Federal Home Loan Mortgage
Corporation Discount Notes
100,000 3.960%, 12/8/2025
m
99,261
600,000 3.900%, 12/23/2025
m,n
594,603
State Street Institutional U.S.
Government Money Market
Fund
12,779,894 4.090%
m
12,779,894
Thrivent Core Short-Term Reserve
Fund
2,549,028 4.410% 25,490,277
U.S. Treasury Bills
100,000 3.899%, 12/9/2025
m,o
99,259
Total Short-Term Investments
(cost $41,148,940) 41,153,470
Total Investments (cost
$350,212,894) 102.8% $399,948,002
Other Assets and Liabilities, Net
(2.8%) (10,922,285)
Total Net Assets 100.0% $389,025,717
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2025, the value of these investments was $60,875,464 or
15.6% of total net assets.
b Denotes variable rate securities. The rate shown is as of
September 30, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the security is insured or guaranteed.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2025.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of September 30, 2025.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Dynamic
Allocation Portfolio as of September 30, 2025 was $4,590 or
0.00% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of September 30, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 35,474
Credit Suisse Group AG  1/31/2014 23,139
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Dynamic Allocation
Portfolio as of September 30, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 3,411,117
Common Stock 687,156
Total lending $4,098,273
Gross amount payable upon return of
collateral for securities loaned $4,219,672
Net amounts due to counterparty $121,399

Dynamic Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

x
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Dynamic Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Dynamic Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 16,422,221 – 16,422,221 –
Basic Materials 1,666,290 – 1,666,290 –
Capital Goods 4,755,224 – 4,755,224 –
Collateralized Mortgage Obligations 24,076,171 – 24,076,171 –
Commercial Mortgage-Backed Securities 3,935,004 – 3,935,004 –
Communications Services 4,921,879 – 4,921,879 –
Consumer Cyclical 7,365,091 – 7,365,091 –
Consumer Non-Cyclical 7,753,148 – 7,753,148 –
Energy 5,638,397 – 5,638,397 –
Financials 19,319,117 – 19,319,117 –
Foreign Government 98,019 – 98,019 –
Mortgage-Backed Securities 53,633,022 – 53,633,022 –
Technology 5,810,690 – 5,810,690 –
Transportation 1,136,108 – 1,136,108 –
U.S. Government & Agencies 20,207,776 – 20,207,776 –
Utilities 5,971,981 – 5,971,981 –
Common Stock
Communications Services 11,538,150 11,538,150 – –
Consumer Discretionary 12,313,318 12,313,318 – –
Consumer Staples 3,710,598 3,710,598 – –
Energy 4,428,688 4,428,688 – –
Financials 17,522,730 17,506,938 – 15,792
Health Care 12,112,978 12,112,978 – –
Industrials 11,489,408 11,397,892 91,516 –
Information Technology 32,996,627 32,281,539 715,088 –
Materials 3,727,988 3,620,170 107,818 –
Real Estate 2,771,176 2,771,176 – –
Utilities 4,013,705 4,013,705 – –
Preferred Stock
Basic Materials 99,776 99,776 – –
Capital Goods 305,482 305,482 – –
Communications Services 158,940 158,940 – –
Financials 2,236,368 2,236,368 – –
Technology 220,819 220,819 – –
Utilities 296,817 296,817 – –
Registered Investment Companies
U.S. Unaffiliated 1,881,961 1,881,961 – –
Short-Term Investments 15,663,193 12,779,894 2,883,299 –
Subtotal Investments in Securities $320,198,860 $133,675,209 $186,507,859 $15,792
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 50,039,193
Affiliated Short-Term Investments 25,490,277
Collateral Held for Securities Loaned 4,219,672
Subtotal Other Investments $79,749,142
Total Investments at Value $399,948,002
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Dynamic Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Dynamic Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 773,694 773,694 – –
Total Asset Derivatives $773,694 $773,694 $– $–
Liability Derivatives
Futures Contracts 164,962 9,661 155,301 –
Credit Default Swaps 164 – 164 –
Total Liability Derivatives $165,126 $9,661 $155,465 $–
The following table presents Dynamic Allocation Portfolio's futures contracts held as of September 30, 2025. Investments and/or cash totaling
$2,750,279 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 15 December 2025 $ 1,682,736 $ 4,764
CBOT 2-Yr. U.S. Treasury Note 49 December 2025 10,213,472 (1,948)
CBOT 5-Yr. U.S. Treasury Note 135 December 2025 14,744,843 (3,476)
CBOT U.S. Long Bond 2 December 2025 228,906 4,281
CME E-mini S&P 500 Index 88 December 2025 29,257,538 392,962
CME Ultra Long Term U.S. Treasury Bond 36 December 2025 4,220,261 101,989
ICE mini MSCI EAFE Index 4 December 2025 554,929 2,131
ICE US mini MSCI Emerging Markets Index 73 December 2025 4,875,124 87,781
Ultra 10-Yr. U.S. Treasury Note 2 December 2025 228,224 1,932
Total Futures Long Contracts $ 66,006,033 $ 590,416
CME E-mini Russell 2000 Index (6) December 2025 ( $ 732,413) ( $ 4,237)
CME E-mini S&P Mid-Cap 400 Index (32) December 2025 (10,687,614) 171,774
CME Euro Foreign Exchange Currency (24) December 2025 (3,543,680) 6,080
Eurex Euro STOXX 50 Index (86) December 2025 (5,452,494) (155,301)
Total Futures Short Contracts ( $ 20,416,201) $18,316
Total Futures Contracts $ 45,589,832 $608,732

Dynamic Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Dynamic Allocation Portfolio's credit default swap contracts held as of September 30, 2025. Investments totaling
$99,259 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 45, 5 Year, at 5.00%, Quarterly Buy 12/20/2030 $ 875,000 $ – ( $ 164) ( $ 164)
Total Credit Default Swaps $– ($164) ($164)
1 As the buyer of protection, Dynamic Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Dynamic Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Dynamic Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Dynamic Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Dynamic Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
9/30/2025
Shares Held at
9/30/2025
% of Net
Assets
9/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $20,008 $854 $2,640 $19,379 2,240 5.0%
Core International Equity 24,390 – 4 30,661 2,386 7.9
Total U.S. Affiliated Registered Investment
Companies 44,398 50,040 12.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% 31,629 36,098 42,237 25,490 2,549 6.6
Total Affiliated Short-Term Investments 31,629 25,490 6.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2,418 32,388 30,586 4,220 4,220 1.1
Total Collateral Held for Securities Loaned 2,418 4,220 1.1
Total Value $78,445 $79,750
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 9/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($479) $1,636 $ – $854
Core International Equity 0 6,275 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% 1 (1) – 684
Total Income/Non Cash Income from Affiliated
Investments $1,538
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 12
Total Affiliated Income from Securities Loaned, Net $12
Total Value ($478) $7,910 $ –

Emerging Markets Equity Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 97.7% Value
Bermuda  0.1%
20,000 BOE Varitronix, Ltd. $ 14,389
311 Credicorp, Ltd. 82,813
Total 97,202
Brazil  4.0%
28,100 Allos SA 136,534
5,800 Alupar Investimento SA 34,600
52,300 Ambev SA 118,608
10,600 Banco ABC Brasil SA 46,246
45,783 Banco Bradesco SA ADR 154,747
27,200 Banco do Brasil SA 112,434
26,300 Banco do Estado do Rio Grande
do Sul SA 58,705
139,800 Cogna Educacao SA 87,995
21,600 Companhia de Saneamento de
Minas Gerais COPASA MG 140,057
890 Companhia Paranaense de Energia
- COPEL ADR 7,974
12,700 CPFL Energia SA 93,659
24,500 Cury Construtora e Incorporadora
SA 159,137
23,700 Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 136,707
70,200 Direcional Engenharia SA 213,676
1,500 Equatorial Energia SA 10,400
57,601 Itau Unibanco Holding SA ADR 422,791
84,700 Magazine Luiza SA 152,618
8,900 Metalurgica Gerdau SA 15,853
11,186 Petroleo Brasileiro SA - Petrobras
ADR 141,615
14,900 Telefonica Brasil SA 95,213
14,200 TIM SA/Brazil 62,646
3,300 Transmissora Alianca de Energia
Eletrica SA 22,755
6,800 Tupy SA 16,724
37,107 Vale SA ADR 402,982
Total 2,844,676
Canada  0.1%
3,700 China Gold International Resources
Corporation, Ltd.
a
65,905
Total 65,905
Cayman Islands  18.2%
25,000 3SBio, Inc.
b
97,223
65,000 AAC Technologies Holdings, Inc. 381,701
109,400 Alibaba Group Holding, Ltd. 2,446,634
65,500 China Hongqiao Group, Ltd. 221,838
23,000 China Lesso Group Holdings, Ltd. 14,413
27,000 China Mengniu Dairy Company,
Ltd. 51,922
84,500 China Resources Land, Ltd. 329,338
106,400 Chow Tai Fook Jewellery Group,
Ltd. 212,629
169,000 Consun Pharmaceutical Group,
Ltd. 370,371
142,000 Geely Automobile Holdings, Ltd. 356,736
104,000 Greentown China Holdings, Ltd. 126,576
32,093 Hello Group, Inc. ADR 238,130
659 JD.com, Inc. 11,546
1,472 JOYY, Inc. ADR 86,274
115,000 Kingboard Holdings, Ltd. 407,658
17,900 Kuaishou Technology
b
193,604
15,500 Meituan
a,b
207,061
Shares Common Stock  97.7% Value
Cayman Islands  18.2%  - continued
23,000 NetDragon Websoft Holdings, Ltd. $ 45,714
5,791 NetEase, Inc. ADR 880,174
13,539 NU Holdings, Ltd./Cayman Islands
a
216,759
2,634 PDD Holdings, Inc. ADR
a
348,136
5,800 Pop Mart International Group, Ltd.
b
198,660
549,000 Shui On Land, Ltd. 52,246
102,000 Sino Biopharmaceutical, Ltd. 106,316
54,300 Tencent Holdings, Ltd. 4,626,882
28,000 Tingyi (Cayman Islands) Holding
Corporation 37,405
14,500 WuXi Biologics (Cayman), Inc.
a,b
76,567
79,400 Xiaomi Corporation
a,b
551,826
Total 12,894,339
Chile  0.5%
2,814 Banco de Chile ADR 85,264
2,111 Banco de Credito e Inversiones SA 93,279
1,360 Banco Santander Chile SA ADR 36,040
15,078 Cencosud SA 42,912
302,272 Colbun SA 47,792
12,825 Parque Arauco SA 32,491
Total 337,778
China  12.2%
72,000 Aluminum Corporation of China,
Ltd., Class H 74,472
10,000 Anhui Expressway Company, Ltd. 14,699
16,000 Avary Holding Shenzhen Company,
Ltd. 126,499
419,500 BAIC Motor Corporation, Ltd.
b
114,286
179,600 Bank of Beijing Company, Ltd. 139,042
170,000 Bank of Communications Company,
Ltd., Class H 142,444
7,300 BYD Company, Ltd., Class H 103,183
153,500 Changjiang Securities Company,
Ltd. 179,588
444,000 China Construction Bank
Corporation, Class H 425,870
35,200 China International Capital
Corporation, Ltd.
b
96,315
47,500 China Life Insurance Company,
Ltd., Class A 265,232
53,000 China Life Insurance Company,
Ltd., Class H 150,091
199,000 China Minsheng Banking
Corporation, Ltd. 105,027
76,000 China National Building Material
Company, Ltd. 53,852
38,900 China Pacific Insurance (Group)
Company, Ltd., Class A 192,362
41,400 China Pacific Insurance (Group)
Company, Ltd., Class H 164,483
179,400 China Tower Corporation, Ltd.
b
264,460
48,000 CITIC Securities Company, Ltd.,
Class H 189,543
146,500 COSCO SHIPPING Holdings
Company, Ltd., Class H 227,759
78,800 Gree Electric Appliances, Inc. of
Zhuhai 440,215
20,200 Guosen Securities Company, Ltd. 38,469
77,600 Huatai Securities Company, Ltd.,
Class H
b
204,572
90,400 Huaxia Bank Company, Ltd. 83,626
13,800 HUAYU Automotive Systems
Company, Ltd. 39,803

Emerging Markets Equity Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  97.7% Value
China  12.2%  - continued
659,000 Industrial and Commercial Bank of
China, Ltd., Class H $ 485,251
29,700 Inner Mongolia Yili Industrial Group
Company, Ltd. 113,991
12,000 Lenovo Group, Ltd. 17,782
1,000 Midea Group Company, Ltd. 10,226
39,500 New China Life Insurance
Company, Ltd., Class A 340,654
26,100 New China Life Insurance
Company, Ltd., Class H 154,581
515,000 People's Insurance Company
(Group) of China, Ltd., Class H 450,544
39,300 PetroChina Company, Ltd., Class A 44,487
202,000 PetroChina Company, Ltd., Class H 183,126
32,000 PICC Property and Casualty
Company, Ltd. 72,187
4,000 Ping An Insurance (Group)
Company of China, Ltd., Class A 31,046
100,000 Ping An Insurance (Group)
Company of China, Ltd., Class H 680,309
166,800 SAIC Motor Corporation, Ltd. 402,028
217,700 SDIC Capital Company, Ltd. 241,929
261,600 Shandong Weigao Group Medical
Polymer Company, Ltd. 195,310
70,800 Sinopharm Group Company, Ltd. 166,523
62,000 Tong Ren Tang Technologies
Company, Ltd. 37,874
12,064 Vipshop Holdings, Ltd. ADR 236,937
300 WuXi AppTec Company, Ltd., Class
A 4,750
22,900 WuXi AppTec Company, Ltd., Class
H
b
350,373
18,000 Xinhua Winshare Publishing and
Media Company, Ltd. 24,801
21,400 Zhejiang Dahua Technology
Company, Ltd. 60,742
112,000 Zhejiang Expressway Company,
Ltd. 103,481
47,700 Zhejiang Longsheng Group
Company, Ltd. 66,892
86,000 Zijin Mining Group Company, Ltd. 359,568
Total 8,671,284
Colombia  0.5%
4,361 Grupo Cibest SA 67,298
5,472 Grupo Cibest SA ADR 284,216
Total 351,514
Czech Republic  0.4%
1,289 CEZ AS 80,050
1,648 Komercni Banka AS 82,708
9,732 Moneta Money Bank AS
b
77,671
42 Philip Morris CR 36,461
Total 276,890
Egypt  <0.1%
7,402 Commercial International Bank
Egypt SAE GDR 14,912
Total 14,912
Greece  0.9%
1,822 Aegean Airlines SA 28,621
8,983 Alpha Bank SA 38,205
39,568 Eurobank Ergasias Services and
Holdings SA 153,064
Shares Common Stock  97.7% Value
Greece  0.9%  - continued
7,797 HELLENiQ ENERGY Holdings SA $ 77,169
12,460 National Bank of Greece SA 181,436
4,116 OPAP SA 96,020
7,571 Piraeus Financial Holdings SA 64,310
Total 638,825
Hong Kong  0.4%
58,000 China Overseas Grand Oceans
Group, Ltd. 18,546
70,400 China Taiping Insurance Holdings
Company, Ltd. 137,614
43,000 Genertec Universal Medical Group
Company, Ltd.
b
33,505
130,000 Guangdong Investment, Ltd. 118,157
Total 307,822
Hungary  0.8%
24,374 MOL Hungarian Oil & Gas plc 198,080
4,023 OTP Bank Nyrt 348,003
Total 546,083
India  15.7%
4,913 Aditya Birla Sun Life Asset
Management Company, Ltd. 43,869
8,741 Bajaj Finserv, Ltd. 197,490
117,428 Bharat Petroleum Corporation, Ltd. 449,781
42,668 Bharti Airtel, Ltd. 902,406
2,574 Ceat, Ltd. 98,087
43,479 Chambal Fertilisers and Chemicals,
Ltd. 250,103
28,909 Cipla, Ltd. 490,473
1,865 Coromandel International, Ltd. 47,247
2,642 Eicher Motors, Ltd. 208,611
9,123 HCL Technologies, Ltd. 142,423
9,445 HDFC Asset Management
Company, Ltd.
b
588,422
73,290 HDFC Bank, Ltd. 785,427
14,525 HDFC Life Insurance Company,
Ltd.
b
123,692
1,421 Hero MotoCorp, Ltd. 87,622
55,160 Hindalco Industries, Ltd. 473,387
953 Hindustan Aeronautics, Ltd. 50,926
96,688 Hindustan Petroleum Corporation,
Ltd. 483,704
15,366 ICICI Bank, Ltd. ADR 464,514
31,057 Infosys, Ltd. ADR 505,298
2,721 InterGlobe Aviation, Ltd.
b
171,060
11,463 Jindal Saw, Ltd. 26,200
29,408 JSW Steel, Ltd. 378,679
2,407 Kotak Mahindra Bank, Ltd. 53,968
1,144 Larsen & Toubro, Ltd. 47,160
9,817 LT Foods, Ltd. 44,843
1,430 LTIMindtree, Ltd.
b
83,175
5,869 Lupin, Ltd. 126,873
4,367 Mahindra & Mahindra, Ltd. 168,543
2,941 Maruti Suzuki India, Ltd. 531,191
129 MRF, Ltd. 211,910
2,743 Nava, Ltd. 20,121
19,446 NLC India, Ltd. 62,530
117,595 NMDC, Ltd. 101,162
3,826 Oberoi Realty, Ltd. 68,175
3,114 Orient Cement, Ltd. 7,692
529 Page Industries, Ltd. 242,293
25,654 Paradeep Phosphates, Ltd.
b
56,656
1,362 Persistent Systems, Ltd. 74,117

Emerging Markets Equity Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  97.7% Value
India  15.7%  - continued
2,346 Pidilite Industries, Ltd. $ 38,778
27,833 Reliance Industries, Ltd. 427,509
8,907 SBI Life Insurance Company, Ltd.
b
179,726
9,833 Tata Consultancy Services, Ltd. 320,058
33,132 Tata Motors, Ltd. 253,879
200,140 Tata Steel, Ltd. 380,627
23,698 Tech Mahindra, Ltd. 374,291
1,200 UltraTech Cement, Ltd. 165,232
50,879 Wipro, Ltd. ADR 133,812
Total 11,143,742
Kuwait  0.7%
84,363 Agility Public Warehousing
Company KSCP 41,446
31,663 Burgan Bank SAK 24,839
8,663 HumanSoft Holding Company
KSCC 70,438
74,936 Kuwait Finance House KSCP 194,988
55,236 National Bank of Kuwait KSCP 191,720
Total 523,431
Malaysia  0.3%
17,300 Hong Leong Bank Bhd 84,372
37,900 Public Bank Bhd 39,045
31,100 Sime Darby Property Bhd 10,889
72,200 Sunway Construction Group Bhd 103,950
Total 238,256
Mexico  1.0%
3,858 America Movil SAB de CV ADR 81,018
2,800 Arca Continental SAB de CV 29,409
2,900 Cemex SAB de CV ADR 26,071
65,600 Fibra Uno Administracion SA de CV 97,289
17,210 Grupo Financiero Banorte SAB de
CV ADR 172,847
12,500 Grupo Mexico SAB de CV 108,772
3,400 Industrias Penoles SAB de CV
a
151,909
24,600 Megacable Holdings SAB de CV 79,951
Total 747,266
Netherlands  <0.1%
2,502 JBS NV 37,355
Total 37,355
Philippines  0.1%
8,410 International Container Terminal
Services, Inc. 68,204
Total 68,204
Poland  1.1%
1,335 Asseco Poland SA 73,662
4,270 Bank Millennium SA
a
17,016
3,035 Bank Polska Kasa Opieki SA 146,267
8,028 Orlen SA 191,282
39,680 PGE Polska Grupa Energetyczna
SA
a
117,319
9,147 Powszechna Kasa Oszczednosci
Bank Polski SA 177,733
21,074 Tauron Polska Energia SA
a
52,745
Total 776,024
Qatar  0.4%
40,930 Commercial Bank PSQC 51,560
66,040 Doha Bank QPSC 46,179
Shares Common Stock  97.7% Value
Qatar  0.4%  - continued
9,364 Gulf Warehousing Company $ 7,088
5,177 Qatar Islamic Bank QPSC 33,987
27,912 Qatar National Bank QPSC 142,435
Total 281,249
Russian Federation  <0.1%
22,154 LUKOIL PJSC
a,c,d
0
78,093 NovaTek PJSC
c,d
0
136,926 Sberbank of Russia PJSC
a,c,d
0
Total 0
Saudi Arabia  2.3%
4,657 Al Babtain Power &
Telecommunication Company 71,862
16,961 Al Rajhi Bank 484,664
46,052 Arab National Bank 303,578
21,948 Banque Saudi Fransi 104,467
1,908 Eastern Province Cement Company 13,729
8,713 Riyad Bank 63,176
2,281 Riyadh Cement Company 17,359
24,685 Saudi Arabian Oil Company
b
162,083
27,310 Saudi National Bank 285,320
6,763 Saudi Telecom Company 79,527
1,873 Theeb Rent A Car Company 32,575
Total 1,618,340
South Africa  2.4%
13,026 Absa Group, Ltd. 136,700
23,060 AECI, Ltd. 129,965
78 Capitec Bank Holdings, Ltd. 15,739
4,412 Coronation Fund Managers, Ltd. 11,389
24,139 DataTec, Ltd. 83,916
17,042 FirstRand, Ltd. 76,624
6,978 Gold Fields, Ltd. ADR 292,797
18,733 Growthpoint Properties, Ltd. 15,978
4,368 Harmony Gold Mining Company,
Ltd. ADR 79,279
19,448 Momentum Group, Ltd. 36,925
831 Naspers, Ltd. 301,962
6,830 Nedbank Group, Ltd. 84,436
57,032 Redefine Properties, Ltd. 16,422
2,469 Sanlam, Ltd. 11,950
28,892 Sibanye Stillwater, Ltd.
a
81,723
18,353 Standard Bank Group 251,089
3,616 Vodacom Group 27,908
37,380 Vukile Property Fund, Ltd. 44,975
Total 1,699,777
South Korea  10.0%
9,312 BNK Financial Group, Inc. 96,904
44 Cheil Worldwide, Inc. 637
651 CJ Corporation 85,211
664 E-MART, Inc. 35,749
3,295 Green Cross Holdings Corporation 36,942
3,761 GS Holdings Corporation 123,240
5,138 Hana Financial Group, Inc. 319,455
278 Hanwha Aerospace Company, Ltd. 219,852
1,179 Hanwha Corporation 71,185
1,690 HD Hyundai Company, Ltd. 187,526
7 HD Hyundai Heavy Industries
Company, Ltd. 2,571
869 HD Korea Shipbuilding & Offshore
Engineering Company, Ltd. 254,634
822 Hyundai Glovis Company, Ltd. 96,972
12,463 iM Financial Group Company, Ltd. 122,376

Emerging Markets Equity Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  97.7% Value
South Korea  10.0%  - continued
5,393 Industrial Bank of Korea $ 74,828
4,115 KB Financial Group, Inc. 339,635
2,162 Kia Corporation 155,182
1,804 Korean Reinsurance Company 14,022
123 KT&G Corporation 11,717
3,405 LG Corporation 174,901
18,004 LG Uplus Corporation 196,928
3,227 LX International Corporation 73,594
3,918 Mirae Asset Securities Company,
Ltd. 59,833
359 PharmaResearch Company, Ltd. 154,303
334 Samsung Biologics Company,
Ltd.
a,b
238,025
2,070 Samsung C&T Corporation 272,592
31,905 Samsung Electronics Company,
Ltd. 1,912,715
2,966 SD Biosensor, Inc. 21,085
7,602 Shinhan Financial Group Company,
Ltd. 383,277
3,080 SK Hynix, Inc. 763,526
1,437 SK Square Company, Ltd.
a
206,985
4,606 SK Telecom Company, Ltd. 178,552
452 SK, Inc. 67,692
6,857 Woori Financial Group, Inc. 126,986
Total 7,079,632
Taiwan  19.5%
4,000 Acter Group Corporation, Ltd. 102,203
22,000 Arcadyan Technology Corporation 158,993
276,000 Asia Cement Corporation 346,090
6,000 Asustek Computer, Inc. 132,554
3,000 Bora Pharmaceuticals Company,
Ltd. 68,336
7,000 Catcher Technology Company, Ltd. 42,001
14,000 Charoen Pokphand Enterprise
(Taiwan) Company, Ltd. 64,594
32,000 Chipbond Technology Corporation 58,284
4,438 Chunghwa Telecom Company, Ltd.
ADR 193,586
60,000 Compal Electronics, Inc. 64,099
389,000 CTBC Financial Holding Company,
Ltd. 548,614
26,000 Delta Electronics, Inc. 732,423
51,000 Far Eastern New Century
Corporation 46,575
28,000 Far EasTone Telecommunications
Company, Ltd. 81,322
53,000 Feng Hsin Steel Company, Ltd. 113,554
14,000 Hannstar Board Corporation 42,264
89,000 Hon Hai Precision Industry
Company, Ltd. 635,473
75,000 Hua Nan Financial Holdings
Company, Ltd. 72,920
49,000 Lite-On Technology Corporation 278,560
14,000 Marketech International
Corporation 112,880
11,000 MediaTek, Inc. 477,067
109,000 Pegatron Corporation 253,877
7,000 Promate Electronic Company, Ltd. 11,297
5,000 Quanta Computer, Inc. 47,896
15,000 Sigurd Microelectronics
Corporation 44,953
11,000 Simplo Technology Company, Ltd. 133,844
180,000 SinoPac Financial Holdings
Company, Ltd. 147,922
Shares Common Stock  97.7% Value
Taiwan  19.5%  - continued
54,000 Synnex Technology International
Corporation $ 112,204
8,000 Systex Corporation 31,842
12,840 Taichung Commercial Bank
Company, Ltd. 9,575
45,000 Taiwan Mobile Company, Ltd. 161,093
4,000 Taiwan Secom Company, Ltd. 14,657
180,499 Taiwan Semiconductor
Manufacturing Company, Ltd. 7,840,484
21,704 Topco Scientific Company, Ltd. 224,402
109,000 Uni-President Enterprises
Corporation 281,032
1,000 United Integrated Services
Company, Ltd. 29,540
19,000 Wah Lee Industrial Corporation 59,712
7,000 WPG Holdings, Ltd. 15,226
5,000 Yankey Engineering Company, Ltd. 72,895
Total 13,864,843
Thailand  3.1%
61,400 Advanced Info Service PCL NVDR 551,571
344,000 Charoen Pokphand Foods PCL
NVDR 236,682
112,500 Kasikornbank PCL NVDR 581,891
8,900 Kiatnakin Phatra Bank PCL NVDR 16,152
393,000 Krung Thai Bank PCL NVDR 300,684
82,600 SCB X PCL NVDR 327,701
214,200 Thai Life Insurance PCL NVDR 70,139
33,000 TIDLOR Holdings PCL NVDR 20,060
23,000 Tisco Financial Group PCL
c
72,401
Total 2,177,281
Turkey  0.3%
85,682 Dogan Sirketler Grubu Holding AS 35,346
142,766 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS 68,354
11,262 Turk Hava Yollari Anonim Ortakligi 85,402
Total 189,102
United Arab Emirates  2.3%
13,048 Abu Dhabi Commercial Bank PJSC 51,851
4,044 Abu Dhabi Islamic Bank PJSC 24,006
60,147 Abu Dhabi National Oil Company
for Distribution PJSC 62,226
12,849 Air Arabia PJSC 13,142
22,982 Aldar Properties PJSC 59,364
136,178 Deyaar Development PJSC 37,042
97,919 Dubai Islamic Bank PJSC 255,387
38,338 Emaar Development PJSC 140,485
113,858 Emaar Properties PJSC 404,527
36,334 Emirates NBD Bank PJSC 240,377
9,701 Emirates Telecommunications
Group Company PJSC 49,759
69,238 First Abu Dhabi Bank PJSC 294,818
Total 1,632,984
United Kingdom  0.4%
3,638 AngloGold Ashanti plc 254,020
Total 254,020
Total Common Stock
(cost $53,126,471) 69,378,736

Emerging Markets Equity Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock 1.7% Value
Brazil  0.9%
4,300 Bradespar SA $ 13,670
61,600 Companhia de Saneamento do
Parana 83,449
23,000 Companhia de Saneamento do
Parana, Units 159,808
8,800 Itausa SA 19,064
54,200 Petroleo Brasileiro SA 319,258
Total 595,249
South Korea  0.8%
887 Hyundai Motor Company, 2nd
Preferred 105,325
2,080 Hyundai Motor Company, Preferred 241,847
5,012 Samsung Electronics Company,
Ltd. 237,875
Total 585,047
Total Preferred Stock
(cost $1,013,097) 1,180,296
Shares or
Principal
Amount Short-Term Investments 0.7%
Federal Home Loan Bank Discount
Notes
100,000 4.265%,  10/15/2025
e,f
99,832
100,000 4.240%,  10/29/2025
e,f
99,676
State Street Institutional U.S.
Government Money Market Fund
317,789 4.090%
e
317,789
Total Short-Term Investments
(cost $517,294) 517,297
Total Investments (cost
$54,656,862) 100.1% $71,076,329
Other Assets and Liabilities,
Net (0.1%) (56,570)
Total Net Assets 100.0% $71,019,759
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2025, the value of these investments was $4,068,962 or
5.7% of total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
PCL - Public Company Limited
plc - Public Limited Company

Emerging Markets Equity Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Emerging Markets Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 9,102,156 1,479,182 7,622,974 –
Consumer Discretionary 8,401,523 585,073 7,816,450 –
Consumer Staples 1,142,680 37,355 1,105,325 –
Energy @ 2,546,362 141,615 2,404,747 0
Financials @ 17,789,647 1,747,144 15,970,102 72,401
Health Care 2,574,849 – 2,574,849 –
Industrials 3,033,932 – 3,033,932 –
Information Technology 17,537,925 639,110 16,898,815 –
Materials 4,802,393 801,129 4,001,264 –
Real Estate 1,659,231 – 1,659,231 –
Utilities 788,038 7,974 780,064 –
Preferred Stock
Consumer Discretionary 347,172 – 347,172 –
Energy 319,258 – 319,258 –
Financials 19,064 – 19,064 –
Information Technology 237,875 – 237,875 –
Materials 13,670 – 13,670 –
Utilities 243,257 – 243,257 –
Short-Term Investments 517,297 317,789 199,508 –
Subtotal Investments in Securities $71,076,329 $5,756,371 $65,247,557 $72,401
Total Investments at Value $71,076,329
@ Level # security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Emerging Markets Equity Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 57,574 57,574 – –
Total Asset Derivatives $57,574 $57,574 $– $–
The following table presents Emerging Markets Equity Portfolio's futures contracts held as of September 30, 2025. Investments and/or cash totaling $199,508 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE US mini MSCI Emerging Markets Index 50 December 2025 $ 3,341,676 $ 57,574
Total Futures Long Contracts $ 3,341,676 $ 57,574
Total Futures Contracts $ 3,341,676 $57,574

Emerging Markets Equity Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Equity
Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
9/30/2025
Shares Held at
9/30/2025
% of Net
Assets
9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $204 $1,973 $2,177 $– – –
Total Affiliated Short-Term Investments 204 – –
Total Value $204 $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $– $– $ – $1
Total Income/Non Cash Income from Affiliated
Investments $1
Total Value $– $– $ –

ESG Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 94.6% Value
Communications Services  9.5%
10,791 Alphabet, Inc., Class A $ 2,623,292
9,110 Alphabet, Inc., Class C 2,218,741
8 Cable One, Inc. 1,416
443 Electronic Arts, Inc. 89,353
81 John Wiley and Sons, Inc. 3,278
1,784 Lumen Technologies, Inc.
a
10,918
287 New York Times Company 16,474
365 Omnicom Group, Inc. 29,758
54 Scholastic Corporation 1,479
7,807 Verizon Communications, Inc. 343,118
3,333 Walt Disney Company 381,629
4,312 Warner Brothers Discovery, Inc.
a
84,213
519 ZoomInfo Technologies, Inc.
a
5,662
Total 5,809,331
Consumer Discretionary  9.1%
404 Aptiv plc
a
34,833
490 Aramark 18,816
136 Autoliv, Inc. 16,796
54 AutoNation, Inc.
a
11,814
379 Best Buy Company, Inc. 28,660
60 Booking Holdings, Inc. 323,956
405 BorgWarner, Inc. 17,804
57 Buckle, Inc. 3,344
217 Capri Holdings, Ltd.
a
4,323
278 CarMax, Inc.
a
12,474
53 Choice Hotels International, Inc. 5,666
53 Columbia Sportswear Company 2,772
217 Darden Restaurants, Inc. 41,308
282 Deckers Outdoor Corporation
a
28,586
60 Domino's Pizza, Inc. 25,903
40 Ethan Allen Interiors, Inc. 1,178
783 GameStop Corporation
a
21,360
454 Gap, Inc. 9,711
303 Garmin, Ltd. 74,605
257 Genuine Parts Company 35,620
647 Hanesbrands, Inc.
a
4,264
217 Harley-Davidson, Inc. 6,054
242 Hasbro, Inc. 18,356
443 Hilton Worldwide Holdings, Inc. 114,932
1,845 Home Depot, Inc. 747,575
215 Kohl's Corporation 3,305
81 La-Z-Boy, Inc. 2,780
478 LKQ Corporation 14,598
1,039 Lowe's Companies, Inc. 261,111
222 Lucid Group, Inc.
a,b
5,281
433 Marriott International, Inc./MD 112,770
597 Mattel, Inc.
a
10,047
1,326 McDonald's Corporation 402,958
134 Meritage Homes Corporation 9,706
100 Mohawk Industries, Inc.
a
12,892
725 Newell Brands, Inc. 3,799
2,186 NIKE, Inc. 152,430
67 ODP Corporation
a
1,866
66 Pool Corporation 20,465
89 PVH Corporation 7,455
1,454 Rivian Automotive, Inc.
a
21,345
478 Royal Caribbean Cruises, Ltd. 154,671
69 Signet Jewelers, Ltd. 6,618
2,107 Starbucks Corporation 178,252
5,375 Tesla, Inc.
a
2,390,370
257 Topgolf Callaway Brands
Corporation
a
2,441
988 Tractor Supply Company 56,188
84 Ulta Beauty, Inc.
a
45,927
Shares Common Stock  94.6% Value
Consumer Discretionary  9.1% - continued
344 Under Armour, Inc., Class A
a
$ 1,717
251 Under Armour, Inc., Class C
a
1,212
70 Vail Resorts, Inc. 10,470
613 VF Corporation 8,846
100 Whirlpool Corporation 7,860
228 Williams-Sonoma, Inc. 44,563
149 Wolverine World Wide, Inc. 4,089
Total 5,566,742
Consumer Staples  4.3%
883 Archer-Daniels-Midland Company 52,750
260 Bunge Global SA 21,125
359 Campbell's Company 11,337
454 Church & Dwight Company, Inc. 39,784
229 Clorox Company 28,236
7,582 Coca-Cola Company 502,838
1,425 Colgate-Palmolive Company 113,914
886 Conagra Brands, Inc. 16,223
300 Darling Ingredients, Inc.
a
9,261
434 Estee Lauder Companies, Inc. 38,244
1,006 General Mills, Inc. 50,722
550 Hormel Foods Corporation 13,607
120 Ingredion, Inc. 14,653
196 J.M. Smucker Company 21,286
515 Kellanova 42,240
2,384 Keurig Dr Pepper, Inc. 60,816
617 Kimberly-Clark Corporation 76,718
1,658 Kraft Heinz Company 43,174
1,161 Kroger Company 78,263
251 Lamb Weston Holdings, Inc. 14,578
464 McCormick & Company, Inc. 31,046
2,397 Mondelez International, Inc. 149,741
2,539 PepsiCo, Inc. 356,577
4,347 Procter & Gamble Company 667,917
899 Sysco Corporation 74,024
848 Target Corporation 76,066
103 United Natural Foods, Inc.
a
3,875
Total 2,609,015
Energy  1.2%
1,835 Baker Hughes Company 89,401
412 Cheniere Energy, Inc. 96,812
87 Core Laboratories, Inc. 1,075
1,595 Halliburton Company 39,237
295 HF Sinclair Corporation 15,440
570 Marathon Petroleum Corporation 109,862
715 NOV, Inc. 9,474
1,156 ONEOK, Inc. 84,353
754 Phillips 66 102,559
403 Targa Resources Corporation 67,519
791 TechnipFMC plc 31,205
581 Valero Energy Corporation 98,921
Total 745,858
Financials  11.3%
491 Allstate Corporation 105,393
499 Ally Financial, Inc. 19,561
1,038 American Express Company 344,782
177 Ameriprise Financial, Inc. 86,951
475 Arthur J. Gallagher & Company 147,126
73 Bank of Hawaii Corporation 4,792
1,328 Bank of New York Mellon
Corporation 144,699
273 BlackRock, Inc. 318,283
130 Cathay General Bancorp 6,241

ESG Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  94.6% Value
Financials  11.3% - continued
194 Cboe Global Markets, Inc. $ 47,578
3,201 Charles Schwab Corporation 305,599
704 Chubb, Ltd. 198,704
815 Citizens Financial Group, Inc. 43,325
667 CME Group, Inc. 180,217
241 Comerica, Inc. 16,513
568 Equitable Holdings, Inc. 28,843
70 FactSet Research Systems, Inc. 20,054
980 Fidelity National Information
Services, Inc. 64,621
535 Franklin Resources, Inc. 12,375
528 Hartford Insurance Group, Inc. 70,430
2,702 Huntington Bancshares, Inc./OH 46,664
1,062 Intercontinental Exchange, Inc. 178,926
100 International Bancshares
Corporation 6,875
637 Invesco, Ltd. 14,613
1,718 KeyCorp 32,109
302 Lincoln National Corporation 12,180
331 Loews Corporation 33,229
301 M&T Bank Corporation 59,484
70 MarketAxess Holdings, Inc. 12,198
912 Marsh & McLennan Companies,
Inc. 183,795
1,588 Mastercard, Inc. 903,270
300 Moody's Corporation 142,944
2,222 Morgan Stanley 353,209
799 Nasdaq, Inc. 70,672
361 Northern Trust Corporation 48,591
654 Old National Bancorp 14,355
1,713 PayPal Holdings, Inc.
a
114,874
732 PNC Financial Services Group,
Inc. 147,081
423 Principal Financial Group, Inc. 35,071
1,087 Progressive Corporation 268,435
656 Prudential Financial, Inc. 68,053
355 Raymond James Financial, Inc. 61,273
1,667 Regions Financial Corporation 43,959
581 S&P Global, Inc. 282,779
534 State Street Corporation 61,949
706 Synchrony Financial 50,161
409 T. Rowe Price Group, Inc. 41,980
420 Travelers Companies, Inc. 117,272
2,423 Truist Financial Corporation 110,780
3,172 Visa, Inc. 1,082,857
178 Voya Financial, Inc. 13,314
632 Western Union Company 5,050
184 Willis Towers Watson plc 63,563
280 Zions Bancorp NA 15,842
Total 6,863,494
Health Care  7.0%
3,275 AbbVie, Inc. 758,294
531 Agilent Technologies, Inc. 68,154
132 Align Technology, Inc.
a
16,529
995 Amgen, Inc. 280,789
531 Becton, Dickinson and Company 99,387
272 Biogen, Inc.
a
38,102
346 BioMarin Pharmaceutical, Inc.
a
18,739
288 Bio-Techne Corporation 16,021
3,764 Bristol-Myers Squibb Company 169,756
443 Cardinal Health, Inc. 69,533
341 Cencora, Inc. 106,573
918 Centene Corporation
a
32,754
495 Cigna Group 142,684
Shares Common Stock  94.6% Value
Health Care  7.0% - continued
364 Cooper Companies, Inc.
a
$ 24,956
1,194 Danaher Corporation 236,722
77 DaVita, Inc.
a
10,231
392 Dentsply Sirona, Inc. 4,975
723 Dexcom, Inc.
a
48,651
1,091 Edwards Lifesciences Corporation
a
84,847
419 Elevance Health, Inc. 135,387
2,304 Gilead Sciences, Inc. 255,744
335 HCA Healthcare, Inc. 142,777
204 Henry Schein, Inc.
a
13,540
420 Hologic, Inc.
a
28,346
223 Humana, Inc. 58,018
149 IDEXX Laboratories, Inc.
a
95,195
294 Illumina, Inc.
a
27,921
129 Insulet Corporation
a
39,826
321 IQVIA Holding, Inc.
a
60,971
106 Jazz Pharmaceuticals, Inc.
a
13,971
157 Labcorp Holdings, Inc. 45,068
4,655 Merck & Company, Inc. 390,694
39 Mettler-Toledo International, Inc.
a
47,877
143 Pediatrix Medical Group, Inc.
a
2,395
206 Quest Diagnostics, Inc. 39,260
270 ResMed, Inc. 73,907
219 Revvity, Inc. 19,195
199 Select Medical Holdings
Corporation 2,555
183 STERIS plc 45,282
296 Teladoc Health, Inc.
a
2,288
286 Veeva Systems, Inc.
a
85,202
477 Vertex Pharmaceuticals, Inc.
a
186,812
109 Waters Corporation
a
32,679
134 West Pharmaceutical Services,
Inc. 35,152
368 Zimmer Biomet Holdings, Inc. 36,248
825 Zoetis, Inc. 120,714
Total 4,264,721
Industrials  7.8%
998 3M Company 154,870
218 A.O. Smith Corporation 16,003
57 Acuity, Inc. 19,630
117 AGCO Corporation 12,527
198 Air Lease Corporation 12,603
161 Allegion plc 28,553
72 Applied Industrial Technologies,
Inc. 18,796
47 ArcBest Corporation 3,284
753 Automatic Data Processing, Inc. 221,005
33 Avis Budget Group, Inc.
a
5,299
137 Axon Enterprise, Inc.
a
98,317
217 Broadridge Financial Solutions,
Inc. 51,683
205 Builders FirstSource, Inc.
a
24,856
217 C.H. Robinson Worldwide, Inc. 28,731
1,438 Carrier Global Corporation 85,849
872 Caterpillar, Inc. 416,075
1,610 CNH Industrial NV 17,469
1,698 Copart, Inc.
a
76,359
3,483 CSX Corporation 123,681
255 Cummins, Inc. 107,704
477 Deere & Company 218,113
303 Delta Air Lines, Inc. 17,195
76 Deluxe Corporation 1,471
254 Dover Corporation 42,375
725 Eaton Corporation plc 271,331

ESG Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  94.6% Value
Industrials  7.8% - continued
83 EMCOR Group, Inc. $ 53,912
255 Expeditors International of
Washington, Inc. 31,260
97 Exponent, Inc. 6,740
2,120 Fastenal Company 103,965
368 Ferguson Enterprises, Inc. 82,645
240 Flowserve Corporation 12,754
630 Fortive Corporation 30,864
223 Fortune Brands Innovations, Inc. 11,906
312 Graco, Inc. 26,508
85 Granite Construction, Inc. 9,320
34 Heidrick & Struggles International,
Inc. 1,692
78 HNI Corporation 3,654
99 Hubbell, Inc. 42,601
36 ICF International, Inc. 3,341
140 IDEX Corporation 22,786
516 Illinois Tool Works, Inc. 134,552
748 Ingersoll Rand, Inc. 61,800
107 Interface, Inc. 3,097
222 Jacobs Solutions, Inc. 33,269
144 JB Hunt Transport Services, Inc. 19,320
1,225 Johnson Controls International plc 134,689
297 Knight-Swift Transportation
Holdings, Inc. 11,734
59 Lennox International, Inc. 31,232
106 Lincoln Electric Holdings, Inc. 24,998
95 ManpowerGroup, Inc. 3,601
392 Masco Corporation 27,593
94 Middleby Corporation
a
12,495
418 Norfolk Southern Corporation 125,571
161 Owens Corning, Inc. 22,775
971 PACCAR, Inc. 95,469
237 Parker-Hannifin Corporation 179,682
95 Paycom Software, Inc. 19,773
307 Pentair plc 34,003
274 Quanta Services, Inc. 113,551
192 Robert Half, Inc. 6,524
210 Rockwell Automation, Inc. 73,401
77 Ryder System, Inc. 14,525
271 Sensata Technologies Holding plc 8,279
98 Snap-On, Inc. 33,960
282 Stanley Black & Decker, Inc. 20,961
143 Steelcase, Inc. 2,460
33 Tennant Company 2,675
471 Tetra Tech, Inc. 15,722
121 Timken Company 9,097
415 Trane Technologies plc 175,113
359 TransUnion 30,077
179 U-Haul Holding Company 9,111
1,109 Union Pacific Corporation 262,134
1,360 United Parcel Service, Inc. 113,601
121 United Rentals, Inc. 115,514
455 Veralto Corporation 48,508
85 W.W. Grainger, Inc. 81,002
318 Wabtec Corporation 63,749
447 Xylem, Inc. 65,933
Total 4,759,277
Information Technology  38.7%
1,157 Accenture plc 285,316
788 Adobe, Inc.
a
277,967
3,003 Advanced Micro Devices, Inc.
a
485,855
270 Akamai Technologies, Inc.
a
20,455
920 Analog Devices, Inc. 226,044
Shares Common Stock  94.6% Value
Information Technology  38.7% - continued
1,488 Applied Materials, Inc. $ 304,653
89 ASGN, Inc.
a
4,214
309 Atlassian Corporation
a
49,347
397 Autodesk, Inc.
a
126,115
506 Cadence Design Systems, Inc.
a
177,738
7,376 Cisco Systems, Inc. 504,666
323 Cognex Corporation 14,632
919 Cognizant Technology Solutions
Corporation 61,637
1,509 Corning, Inc. 123,783
597 Dell Technologies, Inc. 84,637
554 Dynatrace Holdings, LLC
a
26,841
107 F5, Inc.
a
34,581
45 Fair Isaac Corporation
a
67,344
187 First Solar, Inc.
a
41,239
691 Flex, Ltd.
a
40,057
1,206 Fortinet, Inc.
a
101,401
142 Gartner, Inc.
a
37,328
969 Gen Digital, Inc. 27,510
148 Guidewire Software, Inc.
a
34,019
2,434 Hewlett Packard Enterprise
Company 59,779
1,735 HP, Inc. 47,244
92 HubSpot, Inc.
a
43,038
8,067 Intel Corporation 270,648
1,723 International Business Machines
Corporation 486,162
517 Intuit, Inc. 353,064
82 Itron, Inc.
a
10,214
319 Keysight Technologies, Inc.
a
55,800
2,372 Lam Research Corporation 317,611
998 Microchip Technology, Inc. 64,092
13,092 Microsoft Corporation 6,781,001
309 Motorola Solutions, Inc. 141,303
372 NetApp, Inc. 44,067
45,242 NVIDIA Corporation 8,441,252
470 NXP Semiconductors NV 107,033
310 Okta, Inc.
a
28,427
775 ON Semiconductor Corporation
a
38,215
3,141 Oracle Corporation 883,375
1,236 Palo Alto Networks, Inc.
a
251,674
222 PTC, Inc.
a
45,070
143 RingCentral, Inc.
a
4,053
199 Roper Industries, Inc. 99,239
1,773 Salesforce, Inc. 420,201
393 Seagate Technology Holdings plc 92,772
384 ServiceNow, Inc.
a
353,388
284 Skyworks Solutions, Inc. 21,862
344 Synopsys, Inc.
a
169,726
550 TE Connectivity plc 120,742
160 Teradata Corporation
a
3,442
1,686 Texas Instruments, Inc. 309,769
442 Trimble, Inc.
a
36,089
283 Twilio, Inc.
a
28,325
647 Western Digital Corporation 77,679
401 Workday, Inc.
a
96,533
216 Xerox Holdings Corporation 812
95 Zebra Technologies Corporation
a
28,230
186 Zscaler, Inc.
a
55,737
Total 23,545,047
Materials  2.4%
413 Air Products and Chemicals, Inc. 112,633
216 Albemarle Corporation 17,513
145 Avery Dennison Corporation 23,515

ESG Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  94.6% Value
Materials  2.4% - continued
415 Axalta Coating Systems, Ltd.
a
$ 11,877
496 Ball Corporation 25,008
63 Compass Minerals International,
Inc.
a
1,210
1,254 CRH plc 150,355
474 Ecolab, Inc. 129,810
98 H.B. Fuller Company 5,809
470 International Flavors & Fragrances,
Inc. 28,924
921 International Paper Company 42,734
873 Linde plc 414,675
480 LyondellBasell Industries NV 23,539
112 Martin Marietta Materials, Inc. 70,591
63 Minerals Technologies, Inc. 3,914
594 Mosaic Company 20,600
2,041 Newmont Corporation 172,077
420 PPG Industries, Inc. 44,146
267 Sealed Air Corporation 9,438
441 Sherwin-Williams Company 152,701
184 Sonoco Products Company 7,929
Total 1,468,998
Real Estate  2.4%
866 American Tower Corporation 166,549
262 AvalonBay Communities, Inc. 50,610
273 BXP, Inc. 20,295
555 CBRE Group, Inc.
a
87,446
206 COPT Defense Properties 5,986
806 Crown Castle, Inc. 77,771
623 Digital Realty Trust, Inc. 107,704
181 Equinix, Inc. 141,766
669 Equity Residential 43,304
151 Federal Realty Investment Trust 15,298
1,308 Healthpeak Properties, Inc. 25,048
1,306 Host Hotels & Resorts, Inc. 22,228
541 Iron Mountain, Inc. 55,150
88 Jones Lang LaSalle, Inc.
a
26,249
460 Macerich Company 8,372
1,721 Prologis, Inc. 197,089
199 SBA Communications Corporation 38,477
604 Simon Property Group, Inc. 113,353
837 Ventas, Inc. 58,582
1,213 Welltower, Inc. 216,084
Total 1,477,361
Utilities  0.9%
359 American Water Works Company,
Inc. 49,969
294 Atmos Energy Corporation 50,200
149 Avista Corporation 5,634
552 CMS Energy Corporation 40,440
666 Consolidated Edison, Inc. 66,946
520 Essential Utilities, Inc. 20,748
678 Eversource Energy 48,233
1,868 Exelon Corporation 84,079
176 New Jersey Resources
Corporation 8,474
864 NiSource, Inc. 37,411
107 Ormat Technologies, Inc. 10,299
1,206 Sempra 108,516
Shares Common Stock  94.6% Value
Utilities  0.9% - continued
388 UGI Corporation $ 12,905
Total 543,854
Total Common Stock
(cost $35,249,911) 57,653,698
Shares
Registered Investment
Companies   4.2% Value
U.S. Unaffiliated   4.2%
20,199 iShares ESG MSCI KLD 400 ETF 2,544,064
Total 2,544,064
Total Registered Investment
Companies (cost $1,503,058) 2,544,064
Shares
Collateral Held for Securities
Loaned <0.1% Value
5,445 Thrivent Cash Management Trust 5,445
Total Collateral Held for
Securities Loaned
(cost $5,445) 5,445
Shares or
Principal
Amount Short-Term Investments 0.9% Value
Federal Home Loan Bank Discount
Notes
100,000 4.250%, 10/24/2025
c,d
99,731
State Street Institutional U.S.
Government Money Market
Fund
450,092 4.090%
c
450,092
Total Short-Term Investments
(cost $549,821) 549,823
Total Investments (cost
$37,308,235) 99.7% $60,753,030
Other Assets and Liabilities, Net
0.3% 177,960
Total Net Assets 100.0% $60,930,990
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent ESG Index Portfolio as of
September 30, 2025:
Securities Lending Transactions
Common Stock $ 5,234
Total lending $5,234
Gross amount payable upon return of
collateral for securities loaned $5,445
Net amounts due to counterparty $211

ESG Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ETF - Exchange Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2025, in valuing ESG Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 5,809,331 5,809,331 – –
Consumer Discretionary 5,566,742 5,566,742 – –
Consumer Staples 2,609,015 2,609,015 – –
Energy 745,858 745,858 – –
Financials 6,863,494 6,863,494 – –
Health Care 4,264,721 4,264,721 – –
Industrials 4,759,277 4,759,277 – –
Information Technology 23,545,047 23,545,047 – –
Materials 1,468,998 1,468,998 – –
Real Estate 1,477,361 1,477,361 – –
Utilities 543,854 543,854 – –
Registered Investment Companies
U.S. Unaffiliated 2,544,064 2,544,064 – –
Short-Term Investments 549,823 450,092 99,731 –
Subtotal Investments in Securities $60,747,585 $60,647,854 $99,731 $–
Other Investments  * Total
Collateral Held for Securities Loaned 5,445
Subtotal Other Investments $5,445
Total Investments at Value $60,753,030
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 30, 2025, in valuing ESG Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 8,045 8,045 – –
Total Asset Derivatives $8,045 $8,045 $– $–

ESG Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents ESG Index Portfolio's futures contracts held as of September 30, 2025. Investments and/or cash totaling $99,731 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Micro E-mini S&P 500 Index 18 December 2025 $ 598,443 $ 8,045
Total Futures Long Contracts $ 598,443 $ 8,045
Total Futures Contracts $ 598,443 $8,045
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund, a
series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the purpose of securities lending for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in ESG Index Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
9/30/2025
Shares Held at
9/30/2025
% of Net
Assets
9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $401 $1,196 $1,597 $– – –
Total Affiliated Short-Term Investments 401 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 29 266 290 5 5 <0.1
Total Collateral Held for Securities Loaned 29 5 <0.1
Total Value $430 $5
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $– $– $ – $2
Total Income/Non Cash Income from Affiliated
Investments $2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Global Stock Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 77.6% Value
Communications Services  7.1%
54,313 Alphabet, Inc., Class A $ 13,203,490
101,148 Alphabet, Inc., Class C 24,634,595
386,387 Auto Trader Group plc
a
4,104,699
72,490 Bezeq Israel Telecommunication
Corporation, Ltd. 138,874
14,481 CarGurus, Inc.
b
539,128
116,541 Comcast Corporation 3,661,718
181,625 Deutsche Telekom AG 6,187,885
8,564 E.W. Scripps Company
b
21,067
676 Electronic Arts, Inc. 136,349
1,556 Fox Corporation, Class A 98,121
951 Fox Corporation, Class B 54,483
333 Globalstar, Inc.
b
12,118
5,591 Imax Corporation
b
183,105
7,698 Ipsos SA 343,959
1,013 Iridium Communications, Inc. 17,687
195,700 KDDI Corporation 3,121,127
4,164 Liberty Global, Ltd., Class A
b
47,719
625 Liberty Media Corporation-Liberty
Formula One
b
65,281
137 Liberty Media Corporation-Liberty
Live Group
b
13,285
321 Madison Square Garden
Entertainment Corporation
b
19,941
66 Madison Square Garden Sports
Corporation
b
14,982
2,027 Magnite, Inc.
b
44,148
4,814 Match Group, Inc. 170,031
48,100 Meta Platforms, Inc. 35,323,678
171,829 MFE-MediaForEurope NV
c
642,343
44,820 MONY Group plc 119,840
8,744 Netflix, Inc.
b
10,483,357
3,946 New York Times Company 226,500
5,360 News Corporation, Class A 164,606
15,800 Nintendo Company, Ltd. 1,367,004
2,806,300 NTT, Inc. 2,933,485
18,512 Pinterest, Inc.
b
595,531
85 Reddit, Inc.
b
19,549
31,399 Rightmove plc 299,856
3,022 ROBLOX Corporation
b
418,608
10,318 Scout24 SE
a
1,294,473
382 Sirius XM Holdings, Inc. 8,891
832,600 SoftBank Corporation 1,224,588
13,700 SoftBank Group Corporation 1,728,674
7,424 Spotify Technology SA
b
5,181,952
3,100 TBS Holdings, Inc. 117,578
383,083 Telstra Corporation, Ltd. 1,221,315
457 Trade Desk, Inc.
b
22,398
43,700 TV Asahi Holdings Corporation 989,475
7,486 Uniti Group, Inc. 45,814
2,321,169 Vodafone Group plc 2,699,296
261,363 Warner Brothers Discovery, Inc.
b
5,104,419
95,635 Warner Music Group Corporation 3,257,328
Total 132,324,350
Consumer Discretionary  8.2%
1,794 Adient plc
b
43,199
18,414 ADT, Inc. 160,386
153,284 Amazon.com, Inc.
b
33,656,568
5,105 American Axle & Manufacturing
Holdings, Inc.
b
30,681
1,874 American Eagle Outfitters, Inc. 32,064
37,982 Aptiv plc
b
3,274,808
505 Aramark 19,392
5,000 Asics Corporation 130,837
Shares Common Stock  77.6% Value
Consumer Discretionary  8.2% - continued
199 Autoliv, Inc. $ 24,576
8,174 Avolta AG 446,331
12,200 Bandai Namco Holdings, Inc. 405,912
4,161 Bath & Body Works, Inc. 107,187
682 Booking Holdings, Inc. 3,682,302
990 Boot Barn Holdings, Inc.
b
164,063
7,607 BorgWarner, Inc. 334,404
5,000 Bridgestone Corporation 231,091
202 Bright Horizons Family Solutions,
Inc.
b
21,931
148 Brinker International, Inc.
b
18,749
328 Buckle, Inc. 19,240
1,790 Build-A-Bear Workshop, Inc. 116,726
391 CarMax, Inc.
b
17,544
4,019 Carnival Corporation
b
116,189
54 Carvana Company
b
20,371
23 Cavco Industries, Inc.
b
13,357
1,356 Champion Homes, Inc.
b
103,558
2,137 Chewy, Inc.
b
86,442
21,262 Columbia Sportswear Company 1,112,003
60,042 Compass Group plc 2,046,576
2,112 Coursera, Inc.
b
24,731
24,858 D.R. Horton, Inc. 4,212,685
1,343 Dana, Inc. 26,914
143 Darden Restaurants, Inc. 27,221
2,565 Deckers Outdoor Corporation
b
260,014
9,600 Denso Corporation 138,160
195 Domino's Pizza, Inc. 84,183
26,155 DoorDash, Inc.
b
7,113,898
273 Dorman Products, Inc.
b
42,555
43 Dutch Bros, Inc.
b
2,251
1,136 eBay, Inc. 103,319
2,008 Etsy, Inc.
b
133,311
21,027 Expedia Group, Inc. 4,494,521
2,100 Fast Retailing Company, Ltd. 637,795
11,127 Ferrari NV 5,393,505
653 Five Below, Inc.
b
101,019
17,349 Ford Motor Company 207,494
13,568 FORVIA SE 183,647
1,354 Fox Factory Holding Corporation
b
32,889
516 Frontdoor, Inc.
b
34,722
3,116 Gap, Inc. 66,651
658 Garmin, Ltd. 162,013
1,450 Garrett Motion, Inc. 19,749
291 General Motors Company 17,742
5,687 Gentex Corporation 160,942
1,157 GigaCloud Technology, Inc.
b
32,859
5,336 Gildan Activewear, Inc. 308,421
4,441 Goodyear Tire & Rubber
Company
b
33,219
1,109 Grand Canyon Education, Inc.
b
243,448
3,331 Hasbro, Inc. 252,656
16,000 Heiwa Corporation 227,373
785 Hermes International SCA 1,930,352
3,270 Hilton Worldwide Holdings, Inc. 848,369
24,869 Home Depot, Inc. 10,076,670
268,000 Honda Motor Company, Ltd.
c
2,765,580
1,021 Installed Building Products, Inc. 251,840
14,092 JB Hi-Fi, Ltd. 1,081,529
3,343 Laureate Education, Inc.
b
105,438
270 Lear Corporation 27,165
127 Lithia Motors, Inc. 40,132
35,562 Lottomatica Group SPA 956,949
19,677 Lowe's Companies, Inc. 4,945,027
333 Lululemon Athletica, Inc.
b
59,251

Global Stock Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  77.6% Value
Consumer Discretionary  8.2% - continued
3,756 LVMH Moet Hennessy Louis
Vuitton SE $ 2,311,379
98 M/I Homes, Inc.
b
14,155
6,945 Mattel, Inc.
b
116,884
11,313 Mercedes-Benz Group AG 713,060
2,968 MGM Resorts International
b
102,871
1,308 Modine Manufacturing Company
b
185,945
724 Mohawk Industries, Inc.
b
93,338
397 Murphy USA, Inc. 154,139
1,074 National Vision Holdings, Inc.
b
31,350
23,223 Next plc 3,871,363
66,500 Nissan Motor Company, Ltd.
b
161,726
30 NVR, Inc.
b
241,040
185,100 Panasonic Holdings Corporation 2,009,094
907 Pandora AS 118,588
108,758 Pirelli & C. SPA
a
742,341
185 Planet Fitness, Inc.
b
19,203
929 Pool Corporation 288,055
78,129 Prosus NV 5,524,912
322 PulteGroup, Inc. 42,546
678 Ralph Lauren Corporation 212,594
201 Red Rock Resorts, Inc. 12,273
4,901 Ross Stores, Inc. 746,863
17 Royal Caribbean Cruises, Ltd. 5,501
5,400 Sanrio Company, Ltd. 253,476
104,200 Sekisui House, Ltd. 2,369,778
977 Service Corporation International/
US 81,306
2,941 SharkNinja, Inc.
b
303,364
11,429 Six Flags Entertainment
Corporation 259,667
1,672 Sonos, Inc.
b
26,418
213,900 Sony Group Corporation 6,148,920
148,949 Sony Group Corporation ADR
c
4,288,242
1,357 Stoneridge, Inc.
b
10,340
321 Strategic Education, Inc. 27,609
25,400 Subaru Corporation 517,634
26,500 Sumitomo Forestry Company, Ltd. 316,177
1,873 Tapestry, Inc. 212,061
167 Taylor Morrison Home Corporation
b
11,024
34,256 Tesla, Inc.
b
15,234,328
112 Texas Roadhouse, Inc. 18,609
359 Toll Brothers, Inc. 49,592
24 TopBuild Corporation
b
9,381
260,700 Toyota Motor Corporation 5,007,126
1,082 Travel + Leisure Company 64,368
261 Ulta Beauty, Inc.
b
142,702
41 United Parks & Resorts, Inc.
b
2,120
135 Urban Outfitters, Inc.
b
9,643
16,551 Valeo SE 208,723
715 Valvoline, Inc.
b
25,676
2,037 VF Corporation 29,394
374 Visteon Corporation 44,828
315 Wayfair, Inc.
b
28,139
2,448 Wingstop, Inc.
c
616,113
141 Winmark Corporation 70,186
40,743 Wyndham Hotels & Resorts, Inc. 3,255,366
2,111 Wynn Resorts, Ltd. 270,778
5,543 Yum China Holding, Inc. 237,905
932 Yum! Brands, Inc. 141,664
Total 152,316,573
Consumer Staples  3.0%
3,100 Ain Holdings, Inc. 146,370
2,806 Albertsons Companies, Inc. 49,133
Shares Common Stock  77.6% Value
Consumer Staples  3.0% - continued
33,200 Anheuser-Busch InBev NV $ 1,984,592
1,019 Archer-Daniels-Midland Company 60,875
10,300 Arcs Company, Ltd. 219,865
403 BellRing Brands, Inc.
b
14,649
2,399 BJ's Wholesale Club Holdings,
Inc.
b
223,707
1,130 Casey's General Stores, Inc. 638,812
856 Central Garden & Pet Company,
Class A
b
25,278
2 Chocoladefabriken Lindt and
Spruengli AG 300,941
644 Church & Dwight Company, Inc. 56,434
4,282 Conagra Brands, Inc. 78,403
386,187 Coty, Inc.
b
1,560,195
11,034 Danone SA 961,431
936 Darling Ingredients, Inc.
b
28,894
155 e.l.f. Beauty, Inc.
b
20,534
63,856 Endeavour Group, Ltd. 153,307
115,663 Imperial Brands plc 4,913,530
381 Ingredion, Inc. 46,524
3,358 J & J Snack Foods Corporation 322,670
67,700 Japan Tobacco, Inc. 2,220,360
206,017 Kenvue, Inc. 3,343,656
95,415 Keurig Dr Pepper, Inc. 2,434,037
557 Kimberly-Clark Corporation 69,257
139,019 Koninklijke Ahold Delhaize NV 5,625,351
340 Kraft Heinz Company 8,854
1,088 Kroger Company 73,342
689 Maplebear, Inc.
b
25,328
73 Marzetti Company 12,614
1,084 McCormick & Company, Inc. 72,530
30,836 Nestle SA 2,831,832
347 Primo Brands Corporation 7,669
95 Sprouts Farmers Markets, Inc.
b
10,336
80,090 Sysco Corporation 6,594,611
500,037 Tesco plc 2,997,066
973 Tyson Foods, Inc. 52,834
36,600 Unicharm Corporation 237,441
813 Unilever plc 48,055
102,367 Unilever plc ADR 6,068,316
827 US Foods Holding Corporation
b
63,365
3,878 Vita Coco Company, Inc.
b
164,699
80,359 Walmart, Inc. 8,281,798
2,327,500 WH Group, Ltd.
a
2,520,569
Total 55,570,064
Energy  2.6%
10,938 Antero Midstream Corporation 212,635
2,613 Antero Resources Corporation
b
87,692
1,517 APA Corporation 36,833
1,181 Archrock, Inc. 31,072
5,123 Baker Hughes Company 249,593
343 Cactus, Inc. 13,538
347 California Resources Corporation 18,453
1,421 Cheniere Energy, Inc. 333,907
366 Chord Energy Corporation 36,369
1,880 Civitas Resources, Inc. 61,100
80,667 ConocoPhillips 7,630,292
4,800 Cosmo Energy Holdings
Company, Ltd. 115,841
16,316 Coterra Energy, Inc. 385,873
96,009 Devon Energy Corporation 3,366,076
1,610 Diamondback Energy, Inc. 230,391
1,004 DT Midstream, Inc. 113,512
6,370 Eni SPA 111,450

Global Stock Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  77.6% Value
Energy  2.6% - continued
185,989 Enterprise Products Partners, LP $ 5,815,876
1,392 EQT Corporation 75,767
1,141 Expand Energy Corporation 121,220
90,861 Exxon Mobil Corporation 10,244,578
529 Gulfport Energy Corporation
b
95,738
97,548 Halliburton Company 2,399,681
2,827 Hess Midstream, LP 97,673
877 HF Sinclair Corporation 45,902
10,649 Kinder Morgan, Inc. 301,473
816 Kodiak Gas Services, Inc. 30,168
12,733 Koninklijke Vopak NV 584,417
10,278 Kosmos Energy, Ltd.
b
17,061
18,555 Marathon Petroleum Corporation 3,576,291
5,897 Noble Corporation plc 166,767
727 Occidental Petroleum Corporation 34,351
1,239 Oceaneering International, Inc.
b
30,702
1,320 Oil States International, Inc.
b
7,999
1,984 ONEOK, Inc. 144,772
4,993 Ovintiv, Inc. 201,617
724 Par Pacific Holdings, Inc.
b
25,644
3,549 Permian Resources Corporation 45,427
494 Phillips 66 67,194
1,777 Range Resources Corporation 66,886
191 Ranger Energy Services, Inc. 2,682
2,000 Ring Energy, Inc.
b
2,180
38,990 SBM Offshore NV 997,799
209,069 Shell plc 7,451,433
32,839 Shell plc ADR 2,348,974
639 SM Energy Company 15,956
1,134 Talos Energy, Inc.
b
10,875
103 Targa Resources Corporation 17,257
3,657 Technip Energies NV 172,588
14,792 TechnipFMC plc 583,544
231 Valero Energy Corporation 39,330
74 Weatherford International plc 5,064
923 Williams Companies, Inc. 58,472
Total 48,937,985
Financials  15.1%
147 1st Source Corporation 9,049
30,609 AB Industrivarden, Class A 1,216,021
16,247 ABN AMRO Bank NV
a
521,198
745 Affiliated Managers Group, Inc. 177,630
829 Affirm Holdings, Inc.
b
60,583
542 Aflac, Inc. 60,541
24,602 AGNC Investment Corporation 240,854
23,033 AIB Group plc 209,987
23,964 Allianz SE 10,082,323
17,728 Allstate Corporation 3,805,315
1,915 Ally Financial, Inc. 75,068
1,993 Amalgamated Financial
Corporation 54,110
2,816 Amerant Bancorp, Inc. 54,264
14,535 American Express Company 4,827,946
45,502 American International Group, Inc. 3,573,727
6,378 Ameriprise Financial, Inc. 3,133,193
336 Ameris Bancorp 24,632
277 AMERISAFE, Inc. 12,144
2,661 Annaly Capital Management, Inc. 53,779
503 Arch Capital Group, Ltd. 45,637
3,316 Ares Management Corporation 530,195
1,329 Arthur J. Gallagher & Company 411,644
1,301 Artisan Partners Asset
Management, Inc. 56,463
3,391 Associated Banc-Corp 87,183
Shares Common Stock  77.6% Value
Financials  15.1% - continued
357 Assurant, Inc. $ 77,326
401 Atlantic Union Bankshares
Corporation 14,151
65,337 Australia and New Zealand
Banking Group, Ltd. 1,434,704
158,813 AXA SA 7,615,902
493 Axis Capital Holdings, Ltd. 47,229
268,003 Banca Monte dei Paschi di Siena
SPA 2,384,751
218,519 Banco Bilbao Vizcaya Argentaria
SA
c
4,210,793
209,511 Banco Comercial Portugues SA 185,993
598,641 Banco Santander SA 6,282,348
52,777 Bank Hapoalim BM 1,072,808
58,253 Bank Leumi Le-Israel BM 1,147,735
219,626 Bank of America Corporation 11,330,505
27,459 Bank of Ireland Group plc 454,649
49,314 Bank of New York Mellon
Corporation 5,373,253
430 Bank OZK 21,921
567 BankFinancial Corporation 6,821
1,163 BankUnited, Inc. 44,380
730 Bar Harbor Bankshares 22,236
1,056,631 Barclays plc 5,436,708
738 BCB Bancorp, Inc. 6,406
3,202 Beacon Financial Corporation 75,919
557 Blackstone Mortgage Trust, Inc. 10,254
986 Block, Inc.
b
71,258
4,074 Blue Owl Capital, Inc. 68,973
68,592 BNP Paribas SA 6,273,635
534 Bread Financial Holdings, Inc. 29,781
1,587 Brown & Brown, Inc. 148,845
891 Burke & Herbert Financial Services
Corporation 54,966
1,000 Business First Bancshares, Inc. 23,610
2,069 Byline Bancorp, Inc. 57,373
170 C&F Financial Corporation 11,424
818 Cadence Bank 30,708
1,454 California BanCorp
b
24,253
85 Camden National Corporation 3,280
317 Capital City Bank Group, Inc. 13,247
44,365 Capital One Financial Corporation 9,431,112
4,311 Capitol Federal Financial, Inc. 27,375
4,352 Carlyle Group, Inc. 272,870
67 Cathay General Bancorp 3,217
1,856 Central Pacific Financial
Corporation 56,311
88,729 Charles Schwab Corporation 8,470,958
17,385 Chubb, Ltd. 4,906,916
755 Cincinnati Financial Corporation 119,366
778 Citizens Financial Group, Inc. 41,359
1,034 Civista Bancshares, Inc. 21,001
838 CNB Financial Corporation 20,280
1,648 CNO Financial Group, Inc. 65,178
732 Coinbase Global, Inc.
b
247,043
993 Colony Bankcorp, Inc. 16,891
2,710 Columbia Banking System, Inc. 69,755
706 Comerica, Inc. 48,375
660 Commerce Bancshares, Inc. 39,442
37,821 Commonwealth Bank of Australia 4,176,706
58 Community Financial System, Inc. 3,401
355 Community Trust Bancorp, Inc. 19,862
299 Community West Bancshares 6,231
655 ConnectOne Bancorp, Inc. 16,251
236,007 Credit Agricole SA 4,650,786
297 Cullen/Frost Bankers, Inc. 37,651

Global Stock Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  77.6% Value
Financials  15.1% - continued
88,200 Dai-ichi Mutual Life Insurance
Company, Ltd. $ 693,796
216,200 Daiwa Securities Group, Inc. 1,756,858
98 Dave, Inc.
b
19,536
6,008 Deutsche Bank AG 212,779
19,609 Deutsche Boerse AG 5,251,132
71 Diamond Hill Investment Group,
Inc. 9,941
95,311 DNB Bank ASA 2,597,796
1,403 Dynex Capital, Inc. 17,243
1,000 East West Bancorp, Inc. 106,450
500 Eastern Bankshares, Inc. 9,075
760 Enact Holdings, Inc. 29,138
641 Enova International, Inc.
b
73,773
3,522 Equitable Holdings, Inc. 178,847
241 Equity Bancshares, Inc. 9,809
1,782 Essent Group, Ltd. 113,264
273 Euronet Worldwide, Inc.
b
23,972
4,593 Euronext NV
a
687,627
347 Evercore, Inc. 117,050
1,537 F.N.B. Corporation 24,761
945 Farmers National Banc
Corporation 13,617
2,365 Federated Hermes, Inc. 122,814
832 Fidelity National Information
Services, Inc. 54,862
1,568 Fifth Third Bancorp 69,854
1,884 Financial Institutions, Inc. 51,245
1,297 First American Financial
Corporation 83,319
1,761 First Bancorp/Puerto Rico 38,830
1,953 First Citizens BancShares, Inc./NC 3,494,230
2,649 First Financial Bancorp 66,887
385 First Financial Bankshares, Inc. 12,955
1,036 First Financial Corporation 58,472
209 First Hawaiian, Inc. 5,189
3,092 First Horizon Corporation 69,910
904 First Internet Bancorp 20,277
18 First Interstate BancSystem, Inc. 574
961 First Merchants Corporation 36,230
655 First Mid-Illinois Bancshares, Inc. 24,811
316 FirstCash Holdings, Inc. 50,061
681 Flagstar Financial, Inc. 7,866
1,559 Flushing Financial Corporation 21,530
416 Flywire Corporation
b
5,633
1,876 Franklin Resources, Inc. 43,392
4,135 Fulton Financial Corporation 77,035
123,056 Generali 4,836,116
1,927 Genworth Financial, Inc.
b
17,150
4,176 Glacier Bancorp, Inc. 203,246
264 Global Life, Inc. 37,744
442 Global Payments, Inc. 36,721
389 Great Southern Bancorp, Inc. 23,826
4,000 Hachijuni Bank, Ltd. 41,711
43 Hamilton Lane, Inc. 5,796
303 Hancock Whitney Corporation 18,971
144 Hanover Insurance Group, Inc. 26,155
1,518 HarborOne Bancorp, Inc. 20,645
1,431 Hartford Insurance Group, Inc. 190,881
115 HBT Financial, Inc. 2,898
953 Heritage Financial Corporation 23,053
183 Home Bancorp, Inc. 9,941
753 Home BancShares, Inc. 21,310
134 Hometrust Bancshares, Inc. 5,486
3,657 Horizon Bancorp, Inc. 58,549
Shares Common Stock  77.6% Value
Financials  15.1% - continued
3,700 Houlihan Lokey, Inc. $ 759,684
153,847 HSBC Holdings plc 2,171,260
146 HUB24, Ltd. 9,735
3,102 Huntington Bancshares, Inc./OH 53,572
60,389 IG Group Holdings plc 875,872
27 Independent Bank Corporation/MA 1,868
782 Independent Bank Corporation/MI 24,222
227,052 Insurance Australia Group, Ltd. 1,230,334
22,237 Intercontinental Exchange, Inc. 3,746,490
15,393 Invesco, Ltd. 353,115
76 Jack Henry & Associates, Inc. 11,319
404 Jackson Financial, Inc. 40,897
6,232 Janus Henderson Group plc 277,386
48,000 Japan Post Bank Company, Ltd. 587,756
191,300 Japan Post Holdings Company,
Ltd. 1,898,710
349 Jefferies Financial Group, Inc. 22,832
52,808 JPMorgan Chase & Company 16,657,227
3,577 Kearny Financial Corporation/MD 23,501
223,186 KeyCorp 4,171,346
965 Ladder Capital Corporation 10,528
1,722 Lazard, Inc. 90,887
1,060 LendingClub Corporation
b
16,101
1,340 Lincoln National Corporation 54,042
203 Loews Corporation 20,379
3,123 M&T Bank Corporation 617,167
290 MarketAxess Holdings, Inc. 50,533
7,946 Marsh & McLennan Companies,
Inc. 1,601,357
137,502 Medibank, Private Ltd. 438,053
1,018 Mercantile Bank Corporation 45,810
51,448 MetLife, Inc. 4,237,772
12,464 MGIC Investment Corporation 353,604
1,218 Midland States Bancorp, Inc. 20,877
686 MidWestOne Financial Group, Inc. 19,407
27,800 Mitsubishi HC Capital, Inc. 229,647
400,000 Mitsubishi UFJ Financial Group,
Inc. 6,452,551
91,100 Mizuho Financial Group, Inc. 3,062,406
443 Morningstar, Inc. 102,780
400 MSCI, Inc. 226,964
6,445 Muenchener Rueckversicherungs-
Gesellschaft AG 4,114,978
3,805 Nasdaq, Inc. 336,552
60,035 National Australia Bank, Ltd. 1,751,327
845 National Bank Holdings
Corporation 32,651
350,062 NatWest Group plc 2,472,610
16,315 Netwealth Group, Ltd. 317,424
3,609 NMI Holdings, Inc.
b
138,369
27,079 NN Group NV 1,909,549
108,100 Nomura Holdings, Inc. 792,230
981 Northeast Community Bancorp,
Inc. 20,179
3,679 Northern Trust Corporation 495,193
2,199 Northfield Bancorp, Inc. 25,948
5,170 Northwest Bancshares, Inc. 64,056
839 OceanFirst Financial Corporation 14,741
796 OFG Bancorp 34,618
9,531 Old National Bancorp 209,205
2,132 Old Republic International
Corporation 90,546
3,344 Old Second Bancorp, Inc. 57,801
4,697 OneMain Holdings, Inc. 265,193
681 Orange County Bancorp, Inc. 17,168
634 Origin Bancorp, Inc. 21,886

Global Stock Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  77.6% Value
Financials  15.1% - continued
773 Orrstown Financial Services, Inc. $ 26,267
233 Palomar Holdings, Inc.
b
27,203
15,256 Paragon Banking Group plc 177,992
13 Park National Corporation 2,113
380 Paymentus Holdings, Inc.
b
11,628
557 PCB Bancorp 11,697
853 Peoples Bancorp, Inc./OH 25,581
332 Peoples Financial Services
Corporation 16,139
402 Pinnacle Financial Partners, Inc. 37,704
9,875 Plus500, Ltd. 427,985
834 Popular, Inc. 105,926
909 Principal Financial Group, Inc. 75,365
408 Prosperity Bancshares, Inc. 27,071
2,591 Provident Financial Services, Inc. 49,954
950 Prudential Financial, Inc. 98,553
310,974 QBE Insurance Group, Ltd. 4,231,813
2,638 Radian Group, Inc. 95,548
5,100 Rakuten Bank, Ltd.
b
284,679
1,789 Regions Financial Corporation 47,176
457 Reinsurance Group of America,
Inc. 87,803
99 RenaissanceRe Holdings, Ltd. 25,139
148 Renasant Corporation 5,460
894 Repay Holdings Corporation
b
4,676
8,103 Rithm Capital Corporation 92,293
1,981 RLI Corporation 129,201
37,551 Robinhood Markets, Inc.
b
5,376,552
19,200 SBI Holdings, Inc. 835,920
3,080 SEI Investments Company 261,338
2,931 Selective Insurance Group, Inc. 237,616
135 ServisFirst Bancshares, Inc. 10,872
3,256 Shore Bancshares, Inc. 53,431
663 Sierra Bancorp 19,167
2,157 Simmons First National
Corporation 41,350
219,100 Singapore Exchange, Ltd. 2,812,672
91,700 Sompo Holdings, Inc. 2,834,957
213,900 Sony Financial Group, Inc.
b
237,209
29,789 Sony Financial Group, Inc. ADR
b,d
165,176
466 Southern Missouri Bancorp, Inc. 24,493
606 SouthState Bank Corporation 59,915
210,349 Standard Chartered plc 4,082,361
526 Starwood Property Trust, Inc. 10,189
39,002 Steadfast Group, Ltd. 152,847
1,359 StepStone Group, Inc. 88,756
802 Stifel Financial Corporation 91,003
308 StoneX Group, Inc.
b
31,083
26,092 Storebrand ASA 398,787
55,700 Sumitomo Mitsui Financial Group,
Inc. 1,567,001
5,100 Sumitomo Mitsui Trust Group, Inc. 148,022
4,586 Svolder AB 26,410
980 Synchrony Financial 69,629
1,558 Synovus Financial Corporation 76,467
825 Talanx AG 109,995
1,889 Texas Capital Bancshares, Inc.
b
159,677
389 Third Coast Bancshares, Inc.
b
14,770
6,071 Toast, Inc.
b
221,652
40,600 Tokio Marine Holdings, Inc. 1,718,320
384 Tompkins Financial Corporation 25,425
1,161 Towne Bank/Portsmouth, VA 40,136
51,791 TP ICAP Group plc 192,426
3,009 TPG RE Finance Trust, Inc. 25,757
303 TPG, Inc. 17,407
Shares Common Stock  77.6% Value
Financials  15.1% - continued
4,125 Tradeweb Markets, Inc. $ 457,793
3,766 Triumph Financial, Inc.
b
188,451
11,038 U.S. Bancorp 533,467
132,960 UBS Group AG 5,466,458
390 UMB Financial Corporation 46,157
75,295 UniCredit SPA 5,729,598
42,579 Unipol Assicurazioni SPA 915,348
578 United Bankshares, Inc. 21,507
1,602 United Community Banks, Inc. 50,223
427 Unity Bancorp, Inc. 20,868
925 Univest Financial Corporation 27,769
1,671 Unum Group 129,970
1,840 Valley National Bancorp 19,504
842 Virtu Financial, Inc. 29,891
47,892 Visa, Inc. 16,349,371
4,828 Voya Financial, Inc. 361,134
249 WaFd, Inc. 7,542
893 Washington Trust Bancorp, Inc. 25,808
1,031 Webster Financial Corporation 61,283
166,933 Wells Fargo & Company 13,992,324
953 Wendel SA 91,452
2,426 WesBanco, Inc. 77,462
525 Western Alliance Bancorp 45,528
6,404 Western Union Company 51,168
67,614 Westpac Banking Corporation 1,742,063
1 White Mountains Insurance Group,
Ltd. 1,672
146 Willis Towers Watson plc 50,436
2,710 Wintrust Financial Corporation 358,912
2,226 WisdomTree, Inc. 30,941
90 WSFS Financial Corporation 4,854
2,638 Zions Bancorp NA 149,258
3,511 Zurich Insurance Group AG 2,509,604
Total 279,764,392
Health Care  7.1%
10,011 ADMA Biologics, Inc.
b
146,761
2,607 Agilent Technologies, Inc. 334,608
353 Agios Pharmaceuticals, Inc.
b
14,169
71 Align Technology, Inc.
b
8,891
260 Alkermes plc
b
7,800
14,971 Amgen, Inc. 4,224,816
1,504 Amicus Therapeutics, Inc.
b
11,852
4,733 Amneal Pharmaceuticals, Inc.
b
47,377
637 ANI Pharmaceuticals, Inc.
b
58,349
480 Anika Therapeutics, Inc.
b
4,512
446 Argenx SE ADR
b
328,952
228 Artivion, Inc.
b
9,654
29,450 AstraZeneca plc 4,511,771
1,342 Aurinia Pharmaceuticals, Inc.
b
14,829
124,261 Avantor, Inc.
b
1,550,777
615 Azenta, Inc.
b
17,663
353 Becton, Dickinson and Company 66,071
1,093 Biogen, Inc.
b
153,107
421 Biohaven, Ltd.
b
6,319
31,240 BioMarin Pharmaceutical, Inc.
b
1,691,958
2,087 Bio-Techne Corporation 116,100
145 Bruker Corporation 4,711
282 Cardinal Health, Inc. 44,263
1,034 CareDx, Inc.
b
15,034
1,816 Caribou Biosciences, Inc.
b
4,231
9,317 Cencora, Inc. 2,911,842
724 Charles River Laboratories
International, Inc.
b
113,277

Global Stock Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  77.6% Value
Health Care  7.1% - continued
15,000 Chugai Pharmaceutical Company,
Ltd. $ 665,018
11,917 Cigna Group 3,435,075
9,300 Concentra Group Holdings Parent,
Inc. 194,649
3,564 Cooper Companies, Inc.
b
244,348
2,558 CorVel Corporation
b
198,040
20,077 Danaher Corporation 3,980,466
1,810 Denali Therapeutics, Inc.
b
26,281
3,088 Dentsply Sirona, Inc. 39,187
3,903 Dexcom, Inc.
b
262,633
768 Doximity, Inc.
b
56,179
1,193 Dyne Therapeutics, Inc.
b
15,091
629 Edwards Lifesciences
Corporation
b
48,917
6,265 Elanco Animal Health, Inc.
b
126,177
11,386 Eli Lilly & Company 8,687,518
1,738 Enanta Pharmaceuticals, Inc.
b
20,804
4,951 Encompass Health Corporation 628,876
1,440 Fate Therapeutics, Inc.
b
1,814
4,695 Fortrea Holdings, Inc.
b
39,532
25,148 Fresenius Medical Care AG 1,328,763
3,059 Galenica AG
a
332,998
832 GE HealthCare Technologies, Inc. 62,483
4,775 Genmab AS
b
1,473,318
33,634 Gilead Sciences, Inc. 3,733,374
2,408 GoodRx Holdings, Inc.
b
10,186
82,509 GSK plc 1,771,631
447,262 Haleon plc 2,012,760
245 Halozyme Therapeutics, Inc.
b
17,968
4,888 HealthEquity, Inc.
b
463,236
244 Henry Schein, Inc.
b
16,194
33 Hims & Hers Health, Inc.
b
1,872
18,400 Hoya Corporation 2,544,175
407 Humana, Inc. 105,889
1,056 IDEXX Laboratories, Inc.
b
674,668
1,538 Illumina, Inc.
b
146,064
1,601 Incyte Corporation
b
135,781
2,141 Indivior plc
b
51,620
228 Insmed, Inc.
b
32,834
224 Insulet Corporation
b
69,156
11,637 Intuitive Surgical, Inc.
b
5,204,416
510 Ionis Pharmaceuticals, Inc.
b
33,364
1,401 Ipsen SA 188,122
780 IQVIA Holding, Inc.
b
148,153
338 Jazz Pharmaceuticals, Inc.
b
44,548
55,122 Johnson & Johnson 10,220,721
3,010 Kura Oncology, Inc.
b
26,638
22,450 Labcorp Holdings, Inc. 6,444,497
97 Medpace Holdings, Inc.
b
49,874
96,291 Merck & Company, Inc. 8,081,704
2,343 Merit Medical Systems, Inc.
b
195,008
145 Mettler-Toledo International, Inc.
b
178,003
926 Myriad Genetics, Inc.
b
6,695
2,576 Natera, Inc.
b
414,659
559 Neurocrine Biosciences, Inc.
b
78,472
97,680 Novartis AG 12,559,537
68,435 Novo Nordisk AS 3,810,575
102,500 Ono Pharmaceutical Company,
Ltd. 1,187,036
202 Option Care Health, Inc.
b
5,608
3,047 Organon & Company 32,542
2,434 Penumbra, Inc.
b
616,581
478 Perrigo Company plc 10,645
Shares Common Stock  77.6% Value
Health Care  7.1% - continued
336 Prestige Consumer Healthcare,
Inc.
b
$ 20,966
3,253 Pro Medicus, Ltd. 662,297
1,054 Prothena Corporation plc
b
10,287
1,271 QIAGEN NV 56,788
515 Quest Diagnostics, Inc. 98,149
29,468 Recordati SPA 1,798,584
1,787 REGENXBIO, Inc.
b
17,245
4,442 Relay Therapeutics, Inc.
b
23,187
2,224 Repligen Corporation
b
297,282
118 ResMed, Inc. 32,300
25 Revvity, Inc. 2,191
60 Rigel Pharmaceuticals, Inc.
b
1,700
29,765 Roche Holding AG, Participation
Certificates 9,911,256
1,647 Rocket Pharmaceuticals, Inc.
b
5,369
8,324 Royalty Pharma plc 293,671
95,022 Sanofi SA ADR 4,485,038
247 SIGA Technologies, Inc. 2,260
598 Sotera Health Company
b
9,407
3,801 STERIS plc 940,519
3,950 Stevanato Group SPA
c
101,713
85 Supernus Pharmaceuticals, Inc.
b
4,062
70,000 Takeda Pharmaceutical Company,
Ltd.
c
2,055,928
297 Teleflex, Inc. 36,341
678 Tenet Healthcare Corporation
b
137,661
36,500 Terumo Corporation 602,123
5,400 Twist Bioscience Corporation
b
151,956
298 UFP Technologies, Inc.
b
59,481
16,669 UnitedHealth Group, Inc. 5,755,806
164 Universal Health Services, Inc. 33,528
597 Vaxcyte, Inc.
b
21,504
297 Veeva Systems, Inc.
b
88,479
2,786 Vericel Corporation
b
87,675
17,969 Viatris, Inc. 177,893
515 Viking Therapeutics, Inc.
b,c
13,534
4,896 Waystar Holding Corporation
b
185,656
1,505 West Pharmaceutical Services,
Inc. 394,807
1,834 Xencor, Inc.
b
21,513
818 Xenon Pharmaceuticals, Inc.
b
32,843
44,095 Zimmer Biomet Holdings, Inc. 4,343,358
Total 132,587,024
Industrials  11.0%
1,656 A.O. Smith Corporation 121,567
687 A.P. Moller - Maersk AS, Class B
c
1,350,488
126,745 ABB, Ltd. 9,171,690
7,391 Accelleron Industries AG 625,905
3,553 Ackermans & van Haaren NV 912,972
1,123 Acuity, Inc. 386,750
2,774 Advanced Drainage Systems, Inc. 384,754
1,257 AECOM 164,001
80,787 Aena SME SA
a
2,208,668
23,746 AerCap Holdings NV 2,873,266
2,123 AGCO Corporation 227,310
12,143 Airbus SE 2,835,714
263 Alaska Air Group, Inc.
b
13,092
2,409 Alfa Laval AB 110,008
735 Allegheny Technologies, Inc.
b
59,785
651 Allegion plc 115,455
1,200 Allison Transmission Holdings, Inc. 101,856
82,100 Amada Company, Ltd. 1,008,954
75,496 Amentum Holdings, Inc.
b
1,808,129

Global Stock Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  77.6% Value
Industrials  11.0% - continued
1,983 AMETEK, Inc. $ 372,804
1,041 API Group Corporation
b
35,779
237 Applied Industrial Technologies,
Inc. 61,869
404 Arcosa, Inc. 37,859
883 Armstrong World Industries, Inc. 173,077
81,892 Assa Abloy AB 2,850,487
13,729 Atlas Copco AB, Class B 206,587
3,450 Atmus Filtration Technologies, Inc. 155,560
874 Axon Enterprise, Inc.
b
627,217
132 AZZ, Inc. 14,405
43,025 BAE Systems plc 1,197,662
52,566 Balfour Beatty plc 459,006
3,384 Barrett Business Services, Inc. 149,979
1,400 BayCurrent, Inc. 82,274
1,080 Brady Corporation 84,272
137,573 Brambles, Ltd. 2,257,249
44 Brink's Company 5,142
133 Broadridge Financial Solutions,
Inc. 31,677
6,202 BWX Technologies, Inc. 1,143,463
992 C.H. Robinson Worldwide, Inc. 131,341
1,630 Casella Waste Systems, Inc.
b
154,654
19,372 Caterpillar, Inc. 9,243,350
2,657 CECO Environmental Corporation
b
136,038
506,000 CK Hutchison Holdings, Ltd. 3,324,411
2,564 Clean Harbors, Inc.
b
595,412
356,877 CNH Industrial NV 3,872,115
2,800 ComfortDelGro Corporation, Ltd. 3,149
7,689 Compagnie de Saint-Gobain SA 833,118
8,376 Computershare, Ltd. 201,240
849 Copart, Inc.
b
38,180
63 CSW Industrials, Inc. 15,293
101,376 CSX Corporation 3,599,862
474 Cummins, Inc. 200,203
490 Curtiss-Wright Corporation 266,041
54,400 Dai Nippon Printing Company, Ltd. 925,058
118,464 Delta Air Lines, Inc. 6,722,832
1,906 DNOW, Inc.
b
29,066
349 Donaldson Company, Inc. 28,566
55 Dycom Industries, Inc.
b
16,047
2,452 Eiffage SA 314,146
570 EMCOR Group, Inc. 370,238
824 Energy Recovery, Inc.
b
12,706
5,251 Enerpac Tool Group Corporation 215,291
590 EnerSys 66,646
1,503 EnPro, Inc. 339,678
9,309 ExlService Holdings, Inc.
b
409,875
111 Expeditors International of
Washington, Inc. 13,607
130,478 Fastenal Company 6,398,641
1,709 Federal Signal Corporation 203,354
1,264 Ferguson Enterprises, Inc. 283,869
22,339 Ferrovial SE 1,283,162
65,159 Flowserve Corporation 3,462,549
7,621 Fluor Corporation
b
320,615
7,218 Fortive Corporation 353,610
603 Fortune Brands Innovations, Inc. 32,194
6,502 Gates Industrial Corporation plc
b
161,380
223 Generac Holdings, Inc.
b
37,330
15,192 General Dynamics Corporation 5,180,472
147 Gorman-Rupp Company 6,822
3,104 Graco, Inc. 263,716
5,174 Great Lakes Dredge & Dock
Corporation
b
62,036
Shares Common Stock  77.6% Value
Industrials  11.0% - continued
2,803 Griffon Corporation $ 213,448
67,031 Hexcel Corporation 4,202,844
92,800 Hitachi, Ltd. 2,458,557
440 HNI Corporation 20,614
24,928 Honeywell International, Inc. 5,247,344
3,825 Howmet Aerospace, Inc. 750,580
1,395 Hudson Technologies, Inc.
b
13,852
1,355 Huron Consulting Group, Inc.
b
198,873
285 IDEX Corporation 46,387
36,900 Inaba Denki Sangyo Company,
Ltd. 1,048,075
1,200 Ingersoll Rand, Inc. 99,144
136 Insteel Industries, Inc. 5,214
3,226 ISS AS 102,222
32,300 ITOCHU Corporation 1,837,818
1,125 ITT Corporation 201,105
25,806 Jacobs Solutions, Inc. 3,867,287
21,000 Jardine Matheson Holdings, Ltd. 1,325,251
19,873 JB Hunt Transport Services, Inc. 2,666,360
3,163 KION Group AG 214,596
604 Kirby Corporation
b
50,404
282 Knight-Swift Transportation
Holdings, Inc. 11,142
45,000 Komatsu, Ltd. 1,567,674
1,282 Konecranes Oyj 106,136
65,038 Kongsberg Gruppen ASA 2,078,442
18,707 L3Harris Technologies, Inc. 5,713,305
722 Legalzoom.com, Inc.
b
7,494
5,835 Legence Corporation
b,c
179,776
29,515 Legrand SA 4,904,259
1,596 Limbach Holdings, Inc.
b
155,004
50,835 Logista Integral SA 1,726,717
1,593 Lyft, Inc.
b
35,062
10,400 Makita Corporation 337,079
3,384 Masco Corporation 238,200
113 MasTec, Inc.
b
24,048
12,538 Masterbrand, Inc.
b
165,125
238 Maximus, Inc. 21,746
725 McGrath RentCorp 85,042
11,000 MEITEC Group Holdings, Inc. 237,289
531 Middleby Corporation
b
70,586
66,000 Mitsubishi Corporation 1,573,401
24,900 Mitsubishi Electric Corporation 639,525
159,800 Mitsubishi Heavy Industries, Ltd. 4,181,823
19,000 Mitsui & Company, Ltd. 471,793
1,084 Moog, Inc. 225,114
4,933 MSC Industrial Direct Company,
Inc. 454,527
6,280 Mueller Water Products, Inc. 160,266
1,775 Nexans SA 264,323
1,655 NEXTracker, Inc.
b
122,453
7,000 NGK Insulators, Ltd. 117,011
27,700 Nippon Yusen Kabushiki Kaisha
c
945,267
2,800 Nishimatsu Construction
Company, Ltd. 99,149
15,100 Nitto Kogyo Corporation 368,972
35 Nordson Corporation 7,943
7,309 nVent Electric plc 720,960
2,307 Old Dominion Freight Line, Inc. 324,779
312 Oshkosh Corporation 40,466
2,398 Otis Worldwide Corporation 219,249
8,092 Parker-Hannifin Corporation 6,134,950
82 Paylocity Holding Corporation
b
13,060
3,394 Pentair plc 375,919
285 Pitney Bowes, Inc. 3,252

Global Stock Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  77.6% Value
Industrials  11.0% - continued
89 Primoris Services Corporation $ 12,222
94 Quanta Services, Inc. 38,955
575 RBC Bearings, Inc.
b
224,417
70,600 Recruit Holdings Company, Ltd. 3,795,730
120 Regal Rexnord Corporation 17,213
142,574 RELX plc 6,812,018
495 Republic Services, Inc. 113,593
887 Rheinmetall AG 2,074,851
2,073 Rockwell Automation, Inc. 724,576
200,438 Rolls-Royce Holdings plc 3,221,892
49,091 Rotork plc 224,437
27,000 Ryanair Holdings plc 789,008
39 Ryder System, Inc. 7,357
1,777 Saab AB 109,183
23,314 Safran SA 8,273,441
4,701 Schindler Holding AG,
Participation Certificates 1,787,679
4,784 Schneider Electric SE 1,346,567
20,000 Secom Company, Ltd. 733,748
1,304 Sensata Technologies Holding plc 39,837
4,251 Shoals Technologies Group, Inc.
b
31,500
9,477 Siemens AG 2,558,589
24,079 Siemens Energy AG
b
2,831,196
287,700 Singapore Technologies
Engineering, Ltd. 1,921,126
227 SkyWest, Inc.
b
22,841
45,059 Smiths Group plc 1,428,602
31,500 Sojitz Corporation
c
833,085
189 SPX Technologies, Inc.
b
35,301
754 SS&C Technologies Holdings, Inc. 66,925
1,320 Stanley Black & Decker, Inc. 98,116
413 Sterling Construction Company,
Inc.
b
140,288
78,300 Sumitomo Corporation 2,265,453
1,200 Taisei Corporation 82,461
747 Textron, Inc. 63,114
47,900 Timee, Inc.
b,c
478,083
28,400 TOPPAN Holdings, Inc. 727,666
1,008 Toro Company 76,810
291 Trane Technologies plc 122,790
5,459 TransUnion 457,355
841 Trinity Industries, Inc. 23,582
39,300 Tsubakimoto Chain Company 570,285
48,243 Uber Technologies, Inc.
b
4,726,367
308 UL Solutions, Inc. 21,825
276 UniFirst Corporation/MA 46,144
1,757 United Airlines Holdings, Inc.
b
169,550
30,104 United Parcel Service, Inc. 2,514,587
133 United Rentals, Inc. 126,970
1,205 Upwork, Inc.
b
22,377
1,357 Veralto Corporation 144,670
2,217 Verisk Analytics, Inc. 557,598
1,297 Verra Mobility Corporation
b
32,036
15,897 Vinci SA 2,209,244
662 Wabtec Corporation 132,711
2,218 Waste Connections, Inc. 389,924
724 Watsco, Inc. 292,713
7,370 Werner Enterprises, Inc. 193,978
65 WESCO International, Inc. 13,748
42,268 Worley, Ltd. 392,668
1,368 Xylem, Inc. 201,780
688,700 Yangzijiang Shipbuilding Holdings,
Ltd. 1,801,820
6,800 Yuasa Trading Company, Ltd. 232,651
20,931 Zigup plc 91,769
Shares Common Stock  77.6% Value
Industrials  11.0% - continued
1,244 Zurn Elkay Water Solutions
Corporation $ 58,505
Total 203,808,475
Information Technology  16.3%
23,300 Advantest Corporation 2,305,366
1,760 Agilysys, Inc.
b
185,240
537 Ambarella, Inc.
b
44,313
1,702 Amkor Technology, Inc. 48,337
6,775 Amphenol Corporation 838,406
119,713 Apple, Inc. 30,482,521
5,833 AppLovin Corporation
b
4,191,244
3,993 Arista Networks, Inc.
b
581,820
155 Arrow Electronics, Inc.
b
18,755
8,448 ASML Holding NV 8,238,404
323 Astera Labs, Inc.
b
63,243
152 Atlassian Corporation
b
24,274
640 Autodesk, Inc.
b
203,309
368 Avnet, Inc. 19,239
1,269 Bel Fuse, Inc. 178,954
139 BILL Holdings, Inc.
b
7,363
2,700 BIPROGY, Inc. 110,149
2,403 BlackLine, Inc.
b
127,599
58,662 Broadcom, Inc. 19,353,180
27,600 Brother Industries, Ltd. 461,185
85 Calix, Inc.
b
5,216
20,007 CDW Corporation 3,186,715
14,561 Check Point Software
Technologies, Ltd.
b
3,012,817
384 Ciena Corporation
b
55,937
692 Cirrus Logic, Inc.
b
86,701
117,022 Cisco Systems, Inc. 8,006,645
3,996 Cognex Corporation 181,019
960 Cognizant Technology Solutions
Corporation 64,387
4,076 Coherent Corporation
b
439,067
2,039 CommScope Holding Company,
Inc.
b
31,564
1,149 CommVault Systems, Inc.
b
216,908
1,749 CompoSecure, Inc. 36,414
1,872 Corning, Inc. 153,560
118 Credo Technology Group Holding,
Ltd.
b
17,182
51 CTS Corporation 2,037
1,104 CyberArk Software, Ltd.
b
533,398
1,817 Descartes Systems Group, Inc.
b
171,216
4,333 DigitalOcean Holdings, Inc.
b
148,015
1,500 DISCO Corporation 470,311
21 DocuSign, Inc.
b
1,514
1,034 Dolby Laboratories, Inc. 74,831
6,786 Dropbox, Inc.
b
205,005
10,627 Dynatrace Holdings, LLC
b
514,878
1,637 Enphase Energy, Inc.
b
57,933
161 EPAM Systems, Inc.
b
24,277
570 F5, Inc.
b
184,218
467 Fabrinet
b
170,278
255 First Solar, Inc.
b
56,235
4,140 Flex, Ltd.
b
239,996
31,500 FUJIFILM Holdings NPV 783,351
1,846 Gen Digital, Inc. 52,408
8,336 Gitlab, Inc.
b
375,787
3,315 Guidewire Software, Inc.
b
761,986
51,154 Halma plc 2,381,257
6,500 Hewlett Packard Enterprise
Company 159,640

Global Stock Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  77.6% Value
Information Technology  16.3% - continued
1,031 HubSpot, Inc.
b
$ 482,302
5,178 I3 Verticals, Inc.
b
168,078
842 Impinj, Inc.
b
152,192
91 Intapp, Inc.
b
3,722
29,799 International Business Machines
Corporation 8,408,086
272 IPG Photonics Corporation
b
21,540
263 Itron, Inc.
b
32,759
764 Jabil, Inc. 165,918
13,202 JFrog, Ltd.
b
624,851
4,500 Keyence Corporation 1,676,524
1,654 Keysight Technologies, Inc.
b
289,318
8,842 Knowles Corporation
b
206,107
146,800 Kyocera Corporation 1,972,067
7,316 Lattice Semiconductor
Corporation
b
536,409
20,540 Logitech International SA 2,259,368
150 MACOM Technology Solutions
Holdings, Inc.
b
18,674
39 Manhattan Associates, Inc.
b
7,994
5,287 Marvell Technology, Inc. 444,478
1,189 Microchip Technology, Inc. 76,358
27,570 Micron Technology, Inc. 4,613,012
105,218 Microsoft Corporation 54,497,663
234 Mirion Technologies, Inc.
b
5,443
3,495 MKS, Inc. 432,576
1,790 Monday.com, Ltd.
b
346,705
29 Monolithic Power Systems, Inc. 26,699
429 Motorola Solutions, Inc. 196,177
1,009 Napco Security Technologies, Inc. 43,337
44,300 NEC Corporation 1,418,003
1,167 NetApp, Inc. 138,243
11,789 Nordic Semiconductor ASA
b
181,653
11,400 NS Solutions Corporation
c
277,999
5,900 NSD Company, Ltd. 138,705
279,443 NVIDIA Corporation 52,138,475
946 ON Semiconductor Corporation
b
46,647
1,778 Onto Innovation, Inc.
b
229,753
23,530 Oracle Corporation 6,617,577
37,230 Palantir Technologies, Inc.
b
6,791,497
2,544 Pegasystems, Inc. 146,280
137 Procore Technologies, Inc.
b
9,990
3,534 PTC, Inc.
b
717,473
134 Q2 Holdings, Inc.
b
9,700
942 Qorvo, Inc.
b
85,797
44,462 Qualcomm, Inc. 7,396,698
7,207 Ralliant Corporation 315,162
124,748 Samsung Electronics Company,
Ltd. 7,478,684
28,935 SAP SE 7,747,867
14,436 SAP SE ADR 3,857,444
2,500 SCSK Corporation 74,833
83,100 Seiko Epson Corporation 1,063,049
9,519 ServiceNow, Inc.
b
8,760,145
1,125 Silicon Laboratories, Inc.
b
147,521
61,064 Sinch AB
a,b
197,566
1,585 Skyworks Solutions, Inc. 122,013
344 Synopsys, Inc.
b
169,726
45,756 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 12,779,193
43,787 TD SYNNEX Corporation 7,170,121
869 TE Connectivity plc 190,772
62,840 Technology One, Ltd. 1,599,804
533 Teledyne Technologies, Inc.
b
312,359
143,455 Telefonaktiebolaget LM Ericsson 1,188,669
Shares Common Stock  77.6% Value
Information Technology  16.3% - continued
578 Tenable Holdings, Inc.
b
$ 16,855
1,440 Teradyne, Inc. 198,202
12,600 Tokyo Electron, Ltd. 2,233,564
7,805 Trimble, Inc.
b
637,278
2,704 TTM Technologies, Inc.
b
155,750
94 Twilio, Inc.
b
9,409
1,065 Tyler Technologies, Inc.
b
557,165
1,251 Unity Software, Inc.
b
50,090
737 Varonis Systems, Inc.
b
42,355
767 VeriSign, Inc. 214,430
7,657 Vontier Corporation 321,364
19,373 Weave Communications, Inc.
b
129,412
5,079 Western Digital Corporation 609,785
2,169 Zoom Communications, Inc.
b
178,943
195 Zscaler, Inc.
b
58,434
Total 302,986,415
Materials  2.7%
15,083 Air Liquide SA 3,142,652
1,518 Alcoa Corporation 49,927
20,147 Amcor plc 164,802
755 AptarGroup, Inc. 100,913
360 Avery Dennison Corporation 58,381
1,582 Avient Corporation 52,127
91,908 Axalta Coating Systems, Ltd.
b
2,630,407
316 Balchem Corporation 47,419
1,801 Ball Corporation 90,806
163,751 BHP Group, Ltd. 4,574,417
15,808 Buzzi SPA 871,101
3,340 Celanese Corporation 140,547
66,381 CF Industries Holdings, Inc. 5,954,376
5,534 Coeur Mining, Inc.
b
103,818
389 Commercial Metals Company 22,282
6,765 Constellium SE
b
100,663
2,879 Corteva, Inc. 194,707
32,800 Crown Holdings, Inc. 3,168,152
31,365 Deterra Royalties, Ltd. 82,494
3,528 DuPont de Nemours, Inc. 274,831
23,284 Eastman Chemical Company 1,468,056
4,788 Element Solutions, Inc. 120,514
43,733 Endeavour Mining plc 1,828,787
31,363 Evraz plc
b,d
4
404 FMC Corporation 13,587
4,193 Freeport-McMoRan, Inc. 164,449
421 Givaudan SA 1,717,277
91,831 Granges AB 1,141,286
292 Greif, Inc. 17,450
11,140 Hecla Mining Company 134,794
15,626 Heidelberg Materials AG 3,532,201
35,621 Hexpol AB 320,320
2,928 Huntsman Corporation 26,293
555 Ingevity Corporation
b
30,630
471 International Flavors & Fragrances,
Inc. 28,985
702 Kaiser Aluminum Corporation 54,166
99 Knife River Corporation
b
7,610
536 Koppers Holdings, Inc. 15,008
30,600 Kyoei Steel, Ltd. 473,960
5,380 LANXESS AG 133,959
831 Martin Marietta Materials, Inc. 523,763
506 Minerals Technologies, Inc. 31,433
11,000 Mitsubishi Gas Chemical
Company, Inc. 196,260
6,428 Mosaic Company 222,923
266 MP Materials Corporation
b,c
17,841

Global Stock Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  77.6% Value
Materials  2.7% - continued
20 NewMarket Corporation $ 16,564
18,400 Nippon Shokubai Company, Ltd. 226,754
246,000 Nippon Steel Corporation 1,013,211
45,657 Nucor Corporation 6,183,328
1,006 O-I Glass, Inc.
b
13,048
4,286 Olin Corporation 107,107
56,106 Orica, Ltd. 783,557
1,200 Packaging Corporation of America 261,516
1,338 PPG Industries, Inc. 140,637
95 Reliance, Inc. 26,679
13,369 Rio Tinto plc 881,050
36,406 Rio Tinto, Ltd. 2,936,619
742 Royal Gold, Inc. 148,830
1,886 RPM International, Inc. 222,322
577 Scotts Miracle-Gro Company 32,860
1,078 Sealed Air Corporation 38,107
81 Sensient Technologies Corporation 7,602
10,100 Shin-Etsu Chemical Company, Ltd. 330,710
1,401 Sonoco Products Company 60,369
78,525 SSAB AB, Class A 471,794
188 Steel Dynamics, Inc. 26,213
300 Stepan Company 14,310
12,200 Taiyo Holdings Company, Ltd. 665,762
27,500 Toagosei Company, Ltd.
c
280,132
43,600 Tosoh Corporation 644,998
4,973 Tronox Holdings plc 19,991
739 Vidrala SA 78,267
1,164 Vulcan Materials Company 358,070
2,306 West Fraser Timber Company, Ltd. 156,762
2,891 Wienerberger AG 93,595
3,835 Yara International ASA 140,568
Total 50,427,710
Real Estate  1.8%
1,373 Aedifica SA 101,934
1,033 Alexandria Real Estate Equities,
Inc. 86,090
311 Alpine Income Property Trust, Inc. 4,407
8,109 AvalonBay Communities, Inc. 1,566,416
8,350 Brixmor Property Group, Inc. 231,128
12,081 Broadstone Net Lease, Inc. 215,887
414,800 CapitaLand Integrated
Commercial Trust 736,662
813 CareTrust REIT, Inc. 28,195
328 CBL & Associates Properties, Inc. 10,030
26,975 CBRE Group, Inc.
b
4,250,181
2,466 Chatham Lodging Trust 16,547
1,162 Colliers International Group, Inc. 181,516
1,008 Compass, Inc.
b
8,094
6,953 CoStar Group, Inc.
b
586,625
3,707 Cousins Properties, Inc. 107,281
62,054 Crown Castle, Inc. 5,987,590
1,726 Curbline Properties Corporation 38,490
270,649 DEXUS Property Group 1,284,993
525 Digital Realty Trust, Inc. 90,762
10,288 Easterly Government Properties,
Inc. 235,904
3,968 EPR Properties 230,184
6,604 Essential Properties Realty Trust,
Inc. 196,535
500 Essex Property Trust, Inc. 133,830
42 Extra Space Storage, Inc. 5,919
12,555 Fabege AB 106,087
297 Federal Realty Investment Trust 30,089
2,367 First Industrial Realty Trust, Inc. 121,829
Shares Common Stock  77.6% Value
Real Estate  1.8% - continued
343 Gecina SA $ 34,458
800 Getty Realty Corporation 21,464
321 Global Net Lease, Inc. 2,610
426,541 GPT Group 1,514,455
223,431 Healthcare Realty Trust, Inc. 4,028,461
41,376 Host Hotels & Resorts, Inc. 704,220
204 Howard Hughes Holdings, Inc.
b
16,763
4,162 Independence Realty Trust, Inc. 68,215
12,668 Industrial Logistics Properties Trust 73,854
3,720 Innovative Industrial Properties,
Inc. 199,318
4,998 InvenTrust Properties Corporation 143,043
469 Iron Mountain, Inc. 47,810
268 Jones Lang LaSalle, Inc.
b
79,939
1,430 Kimco Realty Corporation 31,245
54 Lamar Advertising Company 6,611
439,300 Link REIT 2,257,118
45,222 Merlin Properties Socimi SA 684,832
10,711 Millrose Properties, Inc. 359,997
80,067 Mirvac Group 120,236
29 National Health Investors, Inc. 2,305
3,891 National Storage Affiliates Trust 117,586
2,860 NetSTREIT Corporation 51,652
240 NNN REIT, Inc. 10,217
23,400 Nomura Real Estate Holdings, Inc. 149,119
9,581 Outfront Media, Inc. 175,524
3,915 Park Hotels & Resorts, Inc. 43,378
1,352 Peakstone Realty Trust 17,738
8,947 Pebblebrook Hotel Trust 101,906
822 Postal Realty Trust, Inc. 12,897
2,365 PSP Swiss Property AG 406,901
283 RE/MAX Holdings, Inc.
b
2,669
488 Regency Centers Corporation 35,575
713 Rexford Industrial Realty, Inc. 29,311
4,381 RLJ Lodging Trust 31,543
482 RMR Group, Inc. 7,582
493 Ryman Hospitality Properties 44,168
6,039 Sabra Health Care REIT, Inc. 112,567
2,733 Safehold, Inc. 42,334
7,278 Sila Realty Trust, Inc. 182,678
1,564 Simon Property Group, Inc. 293,516
5,079 STAG Industrial, Inc. 179,238
3,644 Summit Hotel Properties, Inc. 20,006
113,500 Sun Hung Kai Properties, Ltd. 1,357,636
5,709 Tanger, Inc. 193,193
1,909 Terreno Realty Corporation 108,336
234,100 United Overseas Land, Ltd. 1,418,084
1,786 VICI Properties, Inc. 58,241
4,431 Xenia Hotels & Resorts, Inc. 60,793
1,810 Zillow Group, Inc., Class A
b
134,736
2,048 Zillow Group, Inc., Class C
b
157,798
Total 32,547,081
Utilities  2.7%
8,732 ACEA SPA 210,573
34,800 AES Corporation 457,968
43,463 AGL Energy, Ltd. 254,464
4,483 Alliant Energy Corporation 302,199
828 American States Water Company 60,709
1,163 American Water Works Company,
Inc. 161,878
224 Artesian Resources Corporation 7,301
373 Avista Corporation 14,103
1,993 Black Hills Corporation 122,749

Global Stock Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  77.6% Value
Utilities  2.7% - continued
2,826 Brookfield Infrastructure
Corporation $ 116,205
139 California Water Service Group 6,379
1,301,329 Centrica plc 2,922,251
4,823 Clearway Energy, Inc., Class A 129,883
4,754 Clearway Energy, Inc., Class C 134,301
77 Consolidated Edison, Inc. 7,740
16,145 Constellation Energy Corporation 5,312,835
21,786 Contact Energy, Ltd. 114,948
2,372 DTE Energy Company 335,472
55,903 Duke Energy Corporation 6,917,996
37,561 E.ON SE 707,481
6,086 Edison International 336,434
384,855 EDP SA 1,826,514
33,857 Enel SPA 320,848
257,818 Engie SA 5,542,209
92,392 Entergy Corporation 8,610,010
3,077 Essential Utilities, Inc. 122,772
47,405 Evergy, Inc. 3,603,728
2,614 Eversource Energy 185,960
4,077 Exelon Corporation 183,506
1,880 FirstEnergy Corporation 86,142
119,494 Fortum Oyj
c
2,268,082
250,089 Italgas SPA 2,303,778
1,366 MDU Resources Group, Inc. 24,328
400 Middlesex Water Company 21,648
3,226 New Jersey Resources
Corporation 155,332
5,594 NiSource, Inc. 242,220
190 Otter Tail Corporation 15,574
9,080 PG&E Corporation 136,926
268 Pinnacle West Capital Corporation 24,029
7,230 Portland General Electric
Company 318,120
7,650 UGI Corporation 254,439
501 Unitil Corporation 23,978
23,991 Vistra Energy Corporation 4,700,317
7,979 XPLR Infrastructure, LP 81,146
Total 49,685,475
Total Common Stock
(cost $1,012,205,412) 1,440,955,544
Shares
Registered Investment
Companies   4.2% Value
U.S. Affiliated   3.5%
4,677,921 Thrivent Core Emerging Markets
Equity Fund 54,965,569
852,723 Thrivent Core Small Cap Value
Fund 9,456,696
Total 64,422,265
U.S. Unaffiliated   0.7%
6,551 Invesco QQQ Trust Series 1 3,933,024
12,643 SPDR S&P 500 ETF Trust 8,422,514
2,800 SPDR S&P Biotech ETF
c
280,560
1,158 SPDR S&P Software & Services
ETF
c
229,006
1,212 VanEck Semiconductor ETF 395,548
Total 13,260,652
Total Registered Investment
Companies (cost $61,101,182) 77,682,917
Shares
Collateral Held for Securities
Loaned 0.8% Value
16,233,896 Thrivent Cash Management Trust $ 16,233,896
Total Collateral Held for
Securities Loaned
(cost $16,233,896) 16,233,896
Shares Preferred Stock <0.1% Value
Consumer Discretionary  <0.1%
2,322 Porsche Automobil Holding SE 91,505
Total 91,505
Total Preferred Stock
(cost $97,596) 91,505
Shares or
Principal
Amount Short-Term Investments 17.8% Value
Federal Farm Credit Bank
Discount Notes
1,900,000 4.250%, 10/2/2025
e
1,899,575
Federal Home Loan Bank Discount
Notes
100,000 4.250%, 10/8/2025
e,f
99,910
500,000 4.260%, 10/10/2025
e,f
499,440
7,900,000 4.250%, 10/24/2025
e,f
7,878,775
800,000 4.240%, 10/29/2025
e,f
797,403
300,000 4.150%, 11/19/2025
e,f
298,404
500,000 3.935%, 12/12/2025
e,f
496,092
2,300,000 3.890%, 12/17/2025
e,f
2,280,789
Federal Home Loan Mortgage
Corporation Discount Notes
2,300,000 3.894%, 12/8/2025
e,f
2,283,006
2,200,000 3.900%, 12/23/2025
e,f
2,180,211
Federal National Mortgage
Association Discount Notes
1,300,000 3.960%, 12/3/2025
e,f
1,291,091
200,000 3.955%, 12/4/2025
e,f
198,608
1,300,000 3.860%, 12/22/2025
e,f
1,288,446
State Street Institutional U.S.
Government Money Market
Fund
309,050,508 4.090%
e
309,050,508
Total Short-Term Investments
(cost $330,542,270) 330,542,258
Total Investments (cost
$1,420,180,356) 100.4% $1,865,506,120
Other Assets and Liabilities, Net
(0.4%) (8,020,277)
Total Net Assets 100.0% $1,857,485,843
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2025, the value of these investments was $12,610,139 or
0.7% of total net assets.
b Non-income producing security.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

Global Stock Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Portfolio as of September 30, 2025:
Securities Lending Transactions
Common Stock $ 15,596,205
Total lending $15,596,205
Gross amount payable upon return of
collateral for securities loaned $16,233,896
Net amounts due to counterparty $637,691
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Global Stock Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Global Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 132,324,350 103,789,879 28,534,471 –
Consumer Discretionary 152,316,573 105,466,639 46,849,934 –
Consumer Staples 55,570,064 30,409,354 25,160,710 –
Energy 48,937,985 39,504,457 9,433,528 –
Financials 279,764,392 141,155,993 138,443,223 165,176
Health Care 132,587,024 85,171,132 47,415,892 –
Industrials 203,808,475 97,447,896 106,360,579 –
Information Technology 302,986,415 258,728,037 44,258,378 –
Materials 50,427,710 23,865,975 26,561,731 4
Real Estate 32,547,081 22,374,566 10,172,515 –
Utilities 49,685,475 33,214,327 16,471,148 –
Registered Investment Companies
U.S. Unaffiliated 13,260,652 13,260,652 – –
Preferred Stock
Consumer Discretionary 91,505 – 91,505 –
Short-Term Investments 330,542,258 309,050,508 21,491,750 –
Subtotal Investments in Securities $1,784,849,959 $1,263,439,415 $521,245,364 $165,180
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 64,422,265
Collateral Held for Securities Loaned 16,233,896
Subtotal Other Investments $80,656,161
Total Investments at Value $1,865,506,120
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Global Stock Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 4,621,405 4,621,405 – –
Total Asset Derivatives $4,621,405 $4,621,405 $– $–
Liability Derivatives
Futures Contracts 338,681 338,681 – –
Total Liability Derivatives $338,681 $338,681 $– $–

Global Stock Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Portfolio's futures contracts held as of September 30, 2025. Investments and/or cash totaling
$19,667,175 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 7 December 2025 $ 854,546 $ 4,879
CME E-mini S&P 500 Index 933 December 2025 310,166,237 4,196,451
CME E-mini S&P Mid-Cap 400 Index 1 December 2025 334,672 (6,052)
ICE mini MSCI EAFE Index 353 December 2025 48,996,681 163,864
ICE US mini MSCI Emerging Markets Index 203 December 2025 13,556,851 244,103
Total Futures Long Contracts $ 373,908,987 $ 4,603,245
CME E-mini Russell 2000 Index (471) December 2025 ( $ 57,494,396) ( $ 332,629)
CME E-mini S&P Mid-Cap 400 Index (2) December 2025 (669,348) 12,108
Total Futures Short Contracts ( $ 58,163,744) ($320,521)
Total Futures Contracts $ 315,745,243 $4,282,724
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
9/30/2025
Shares Held at
9/30/2025
% of Net
Assets
9/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $43,411 $– $– $54,966 4,678 3.0%
Core Small Cap Value 34,227 – 24,010 9,457 853 0.5
Total U.S. Affiliated Registered Investment
Companies 77,638 64,423 3.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2,524 118,995 105,285 16,234 16,234 0.8
Total Collateral Held for Securities Loaned 2,524 16,234 0.8
Total Value $80,162 $80,657
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 9/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $11,555 $ – $–
Core Small Cap Value Fund 1,223 (1,983) – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 42
Total Affiliated Income from Securities Loaned, Net $42
Total Value $1,223 $9,572 $ –

Government Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 99.3% Value
Asset-Backed Securities  5.3%
ECMC Group Student Loan Trust
$ 1,506,849
5.306%,  (SOFR30A +
0.950%), 10/27/2025, Ser.
2025-1A, Class A
a,b
$ 1,507,744
1,302,841
5.506%,  (SOFR30A +
1.150%), 10/27/2025, Ser.
2024-1A, Class A
a,b
1,312,949
GMAC Mortgage Corporation
Loan Trust
21,106
4.772%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
9,982
Goodgreen
688,820
3.860%,  10/15/2054, Ser.
2019-1A, Class A
a
628,411
Granite Edvance Corporation
339,744
5.472%,  (TSFR1M +
1.314%), 9/25/2060, Ser.
2020-1, Class A1B
b
342,501
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
825,493
1.650%,  3/25/2051, Ser.
2021-1 800,362
Missouri Higher Education Loan
Auth.
636,817
1.530%,  1/25/2061, Ser.
2021-1 600,415
Navient Student Loan Trust
791,364
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
a
675,036
Sunnova Hestia I Issuer, LLC
1,143,745
5.750%,  12/20/2050, Ser.
2023-GRID1, Class 1A
a,c
1,153,925
Sunnova Hestia II Issuer, LLC
1,550,629
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,c
1,552,412
Total 8,583,737
Collateralized Mortgage Obligations  15.3%
Federal Agricultural Mortgage
Corporation Real Estate Trust
1,501,501
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
1,236,026
572,870
5.191%,  8/1/2054, Ser.
2024-2, Class A
a,b
572,172
Federal Home Loan Mortgage
Corporation - REMIC
141,275
4.000%,  1/25/2051, Ser.
5249, Class LA 139,653
585,518
5.000%,  1/25/2055, Ser.
5490, Class LB 573,101
1,250,000
5.000%,  2/25/2054, Ser.
5460, Class LN 1,254,837
940,709
5.000%,  2/25/2054, Ser.
5383, Class AZ 882,340
1,287,502
1.500%,  3/25/2050, Ser.
4982, Class JA 1,031,049
1,080,392
5.000%,  5/25/2052, Ser.
5537, Class AE 1,080,812
1,019,021
5.000%,  5/25/2055, Ser.
5537, Class KM 993,053
1,552,059
4.000%,  8/25/2052, Ser.
5256, Class AY 1,496,455
Principal
Amount Long-Term Fixed Income  99.3% Value
Collateralized Mortgage Obligations  15.3% -
continued
$ 550,000
5.000%,  8/25/2054, Ser.
5446, Class EC $ 537,094
900,000
5.000%,  8/25/2055, Ser.
5569, Class BY 875,888
1,250,000
5.000%,  9/25/2054, Ser.
5473, Class HL 1,257,595
1,439,706
5.000%,  9/25/2055, Ser.
5579, Class NY 1,378,394
553,462
4.987%,  (SOFR30A +
0.614%), 1/15/2032, Ser.
3218, Class FN
b
552,646
1,668,000
4.000%,  9/25/2035, Ser.
5231, Class VB 1,587,278
47,026
2.000%,  1/15/2041, Ser.
4074, Class JA 46,259
530,608
1.750%,  6/15/2042, Ser.
4097, Class QN 478,914
Federal Home Loan Mortgage
Corporation - SCRT
1,062,565
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
855,099
Federal Home Loan Mortgage
Corporation - SLST
1,800,000
2.250%,  5/26/2031, Ser.
2021-1, Class A2C
c
1,578,457
1,600,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
c
1,384,785
Federal Home Loan Mortgage
Corporation Whole Loan
Securities Trust
831,074
3.000%,  9/25/2045, Ser.
2015-SC02, Class 1A
c
729,465
Federal National Mortgage
Association - REMIC
900,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 889,743
829,205
1.250%,  2/25/2052, Ser.
2022-4, Class VD 627,245
630,357
4.000%,  7/25/2053, Ser.
2024-76, Class DA 623,874
238,317
2.000%,  11/25/2032, Ser.
2012-123, Class BA 225,092
298,627
3.000%,  1/25/2043, Ser.
2013-114, Class AB 286,451
982,111
3.500%,  4/25/2045, Ser.
2015-18, Class DY 930,283
J.P. Morgan Mortgage Trust
650,000
6.000%,  10/25/2054, Ser.
2024-4, Class A7A
a,b
665,260
Total 24,769,320
Commercial Mortgage-Backed
Securities  10.4%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,500,000
5.069%,  10/25/2028, Ser.
K510, Class A2
b,c
1,540,545
1,750,000
5.180%,  3/25/2029, Ser.
K520, Class A2
b
1,810,275
1,781,000
4.720%,  5/25/2029, Ser.
K524, Class A2
b,c
1,820,014

Government Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.3% Value
Commercial Mortgage-Backed
Securities  10.4% - continued
$ 1,250,000
4.508%,  7/25/2029, Ser.
K528, Class A2
c
$ 1,269,282
2,100,000
4.543%,  7/25/2029, Ser.
K526, Class A2
b,c
2,135,579
1,200,000
4.791%,  9/25/2029, Ser.
K529, Class A2
c
1,230,525
1,600,000
4.361%,  5/25/2030, Ser.
K546, Class A2
c,d
1,617,546
1,600,000
4.421%,  5/25/2030, Ser.
K547, Class A2
b,c,d
1,620,671
2,225,000
4.489%,  9/25/2034, Ser.
K-165, Class A2
c
2,234,584
1,400,000
5.000%,  2/25/2035, Ser.
K-170, Class A2
b,c
1,458,791
Total 16,737,812
Financials  <0.1%
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
26,726
4.499%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
a,b
24,443
Total 24,443
Mortgage-Backed Securities  36.0%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
1,462,229 5.500%,  2/1/2040 1,495,258
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,045,377 6.000%,  1/1/2055 1,089,632
1,412,891 3.000%,  2/1/2050 1,264,427
916,093 2.000%,  5/1/2051 749,414
588,883 3.500%,  5/1/2052 542,603
771,494 4.000%,  5/1/2052 733,814
53,663 5.000%,  7/1/2053 53,723
781,516 3.500%,  8/1/2052 720,013
264,376 3.500%,  9/1/2047 247,326
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
196,456 2.500%,  7/1/2030 190,446
Federal National Mortgage
Association Conventional 10-Yr.
Pass Through
1,163,772 2.000%,  3/1/2033 1,116,287
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
984,376 2.500%,  8/1/2032 967,375
1,000,000 5.000%,  10/1/2040
e
1,010,300
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
845,891 3.500%,  5/1/2040 808,888
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,738,557 3.000%,  1/1/2052 1,540,726
66,913 2.000%,  2/1/2051 54,738
Principal
Amount Long-Term Fixed Income  99.3% Value
Mortgage-Backed Securities  36.0% -
continued
$ 36,002 2.000%,  2/1/2051 $ 29,452
1,196,872 2.500%,  2/1/2051 1,010,068
703,827 2.500%,  2/1/2051 601,347
3,558,061 2.000%,  3/1/2051 2,881,118
842,257 4.000%,  3/1/2051 807,902
1,524,405 2.000%,  3/1/2052 1,245,338
1,932,804 3.000%,  3/1/2052 1,713,344
975,885 2.000%,  4/1/2051 789,735
1,174,502 3.000%,  4/1/2051 1,034,827
1,717,524 5.500%,  4/1/2054 1,752,880
1,191,146 3.000%,  5/1/2050 1,049,862
71,060 2.000%,  5/1/2051 57,853
956,938 3.000%,  5/1/2051 860,981
1,593,200 2.000%,  6/1/2050 1,298,497
762,277 3.000%,  6/1/2050 687,350
202,833 4.000%,  6/1/2052 191,701
1,745,432 2.500%,  7/1/2051 1,495,904
383,182 3.500%,  7/1/2051 354,184
562,393 4.000%,  7/1/2052 531,528
687,342 3.500%,  8/1/2050 637,602
1,275,500 3.500%,  8/1/2052 1,169,388
1,067,851 4.500%,  8/1/2052 1,041,382
2,171,694 6.000%,  8/1/2054 2,268,990
374,847 3.500%,  9/1/2052 345,341
698,510 3.500%,  9/1/2052 644,389
1,089,846 4.500%,  9/1/2053 1,063,335
395,299 4.500%,  9/1/2053 387,015
1,165,303 4.000%,  10/1/2052 1,106,582
80,039 2.000%,  11/1/2051 65,474
463,327 3.500%,  11/1/2052 428,841
301,628 2.000%,  12/1/2050 245,647
1,910,493 2.500%,  12/1/2051 1,629,463
3,604,736 4.500%,  12/1/2052 3,531,332
311,476 3.500%,  12/1/2047 292,164
3,650,000 5.000%,  10/1/2048
e
3,619,549
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,406,605 2.500%,  3/1/2062 1,147,091
440,492 3.500%,  7/1/2061 395,459
597,421 4.000%,  12/1/2061 559,155
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
3,350,000 5.000%,  10/1/2055
e
3,331,974
3,150,000 5.500%,  10/1/2055
e
3,173,443
Total 58,062,457
U.S. Government & Agencies  32.3%
Federal Home Loan Bank
2,050,000 5.900%,  3/10/2043 2,050,449
Tennessee Valley Authority
1,580,000 5.250%,  2/1/2055 1,574,945
U.S. Treasury Bonds
1,950,000 1.125%,  5/15/2040 1,241,830
6,025,000 4.750%,  2/15/2045 6,062,656
U.S. Treasury Notes
9,250,000 3.375%,  9/15/2028 9,187,129
16,225,000 3.625%,  8/31/2030 16,141,340
13,500,000 3.875%,  8/31/2032 13,459,922

Government Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.3% Value
U.S. Government & Agencies  32.3% -
continued
$ 2,367,000 4.250%,  5/15/2035 $ 2,388,821
Total 52,107,092
Total Long-Term Fixed Income
(cost $161,564,022) 160,284,861
Shares or
Principal
Amount Short-Term Investments 7.4% Value
Federal Home Loan Bank Discount
Notes
200,000 4.250%, 10/24/2025
f,g
199,463
State Street Institutional U.S.
Government Money Market
Fund
1,354,300 4.090%
f
1,354,300
Thrivent Core Short-Term Reserve
Fund
1,036,329 4.410% 10,363,290
Total Short-Term Investments
(cost $11,895,464) 11,917,053
Total Investments (cost
$173,459,486) 106.7% $172,201,914
Other Assets and Liabilities, Net
(6.7%) (10,738,819)
Total Net Assets 100.0% $161,463,095
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2025, the value of these investments was $9,328,378 or
5.8% of total net assets.
b Denotes variable rate securities. The rate shown is as of
September 30, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the security is insured or guaranteed.
d To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
REMIC - Real Estate Mortgage Investment Conduit
SCRT - Seasoned Credit Risk Transfer
Ser. - Series
SLST - Seasoned Loans Structured Transactions
Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Government Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Government Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 8,583,737 – 8,583,737 –
Collateralized Mortgage Obligations 24,769,320 – 24,769,320 –
Commercial Mortgage-Backed Securities 16,737,812 – 16,737,812 –
Financials 24,443 – 24,443 –
Mortgage-Backed Securities 58,062,457 – 58,062,457 –
U.S. Government & Agencies 52,107,092 – 52,107,092 –
Short-Term Investments 1,553,763 1,354,300 199,463 –
Subtotal Investments in Securities $161,838,624 $1,354,300 $160,484,324 $–
Other Investments  * Total
Affiliated Short-Term Investments 10,363,290
Subtotal Other Investments $10,363,290
Total Investments at Value $172,201,914
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Government Bond Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 5,646 5,646 – –
Total Liability Derivatives $5,646 $5,646 $– $–
The following table presents Government Bond Portfolio's futures contracts held as of September 30, 2025. Investments and/or cash totaling
$199,463 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 142 December 2025 $ 29,598,224 ( $ 5,646)
Total Futures Long Contracts $ 29,598,224 ( $ 5,646)
Total Futures Contracts $ 29,598,224 ($5,646)

Government Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
9/30/2025
Shares Held at
9/30/2025
% of Net
Assets
9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $20,964 $7,307 $17,908 $10,363 1,036 6.4%
Total Affiliated Short-Term Investments 20,964 10,363 6.4
Total Value $20,964 $10,363
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 9/30/2025
U.S. Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $– $– $ – $511
Total Income/Non Cash Income from Affiliated
Investments $511
Total Value $– $– $ –

Healthcare Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a
Shares Common Stock 98.7% Value
Biotechnology  17.0%
71,667 AbbVie, Inc. $ 16,593,777
76,983 ADMA Biologics, Inc.
a
1,128,571
26,362 Amgen, Inc. 7,439,356
35,900 BioMarin Pharmaceutical, Inc.
a
1,944,344
39,525 Gilead Sciences, Inc. 4,387,275
3,610 Regeneron Pharmaceuticals, Inc. 2,029,795
6,197 United Therapeutics Corporation
a
2,597,844
10,503 Vertex Pharmaceuticals, Inc.
a
4,113,395
Total 40,234,357
Health Care Distributors  3.2%
17,565 Cencora, Inc. 5,489,590
2,867 McKesson Corporation 2,214,872
Total 7,704,462
Health Care Equipment  22.8%
95,056 Abbott Laboratories 12,731,801
7,266 ABIOMED, Inc., CVR
a,b
6,670
77,095 Boston Scientific Corporation
a
7,526,785
16,604 Edwards Lifesciences Corporation
a
1,291,293
45,738 GE HealthCare Technologies, Inc. 3,434,924
6,070 IDEXX Laboratories, Inc.
a
3,878,062
15,362 Intuitive Surgical, Inc.
a
6,870,347
71,599 Medtronic plc 6,819,089
14,224 STERIS plc 3,519,587
21,259 Stryker Corporation 7,858,814
Total 53,937,372
Health Care Facilities  3.8%
104,557 Concentra Group Holdings Parent,
Inc. 2,188,378
25,515 Encompass Health Corporation 3,240,915
17,573 Tenet Healthcare Corporation
a
3,568,022
Total 8,997,315
Health Care Services  3.9%
9,940 Cigna Group 2,865,205
26,164 CVS Health Corporation 1,972,504
15,009 Labcorp Holdings, Inc. 4,308,484
Total 9,146,193
Health Care Supplies  0.2%
1,962 UFP Technologies, Inc.
a
391,615
Total 391,615
Life Sciences Tools & Services  9.6%
27,235 Bio-Techne Corporation 1,515,083
48,507 Danaher Corporation 9,616,998
14,990 IQVIA Holding, Inc.
a
2,847,200
2,418 Mettler-Toledo International, Inc.
a
2,968,361
11,747 Thermo Fisher Scientific, Inc. 5,697,530
Total 22,645,172
Managed Health Care  8.4%
7,035 Elevance Health, Inc. 2,273,149
17,566 HealthEquity, Inc.
a
1,664,730
4,154 Humana, Inc. 1,080,746
42,735 UnitedHealth Group, Inc. 14,756,396
Total 19,775,021
Pharmaceuticals  29.8%
57,464 Bristol-Myers Squibb Company 2,591,627
34,538 Eli Lilly & Company 26,352,494
100,266 Johnson & Johnson 18,591,322
Shares Common Stock  98.7% Value
Pharmaceuticals  29.8% - continued
113,897 Merck & Company, Inc. $ 9,559,375
225,482 Pfizer, Inc. 5,745,281
43,592 Sanofi SA ADR 2,057,543
183,507 Teva Pharmaceutical Industries,
Ltd. ADR
a
3,706,841
12,823 Zoetis, Inc. 1,876,261
Total 70,480,744
Total Common Stock
(cost $156,076,115) 233,312,251
Shares
Registered Investment
Companies   0.8% Value
U.S. Unaffiliated   0.8%
18,541 SPDR S&P Biotech ETF 1,857,808
Total 1,857,808
Total Registered Investment
Companies (cost $1,744,783) 1,857,808
Shares or
Principal
Amount Short-Term Investments 0.5% Value
State Street Institutional U.S.
Government Money Market
Fund
1,162,173 4.090%
c
1,162,173
Total Short-Term Investments
(cost $1,162,172) 1,162,173
Total Investments (cost
$158,983,070) 100.0% $236,332,232
Other Assets and Liabilities, Net
(<0.1%) (63,882)
Total Net Assets 100.0% $236,268,350
a Non-income producing security.
b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
c The interest rate shown reflects the yield.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CVR - Contingent Value Right
ETF - Exchange Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Healthcare Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Healthcare Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Biotechnology 40,234,357 40,234,357 – –
Health Care Distributors 7,704,462 7,704,462 – –
Health Care Equipment 53,937,372 53,930,702 – 6,670
Health Care Facilities 8,997,315 8,997,315 – –
Health Care Services 9,146,193 9,146,193 – –
Health Care Supplies 391,615 391,615 – –
Life Sciences Tools & Services 22,645,172 22,645,172 – –
Managed Health Care 19,775,021 19,775,021 – –
Pharmaceuticals 70,480,744 70,480,744 – –
Registered Investment Companies
U.S. Unaffiliated 1,857,808 1,857,808 – –
Short-Term Investments 1,162,173 1,162,173 – –
Subtotal Investments in Securities $236,332,232 $236,325,562 $– $6,670
Total Investments at Value $236,332,232
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Healthcare Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
9/30/2025
Shares Held at
9/30/2025
% of Net
Assets
9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $708 $1,587 $2,295 $– – –
Total Affiliated Short-Term Investments 708 – –
Total Value $708 $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $– $– $ – $2
Total Income/Non Cash Income from Affiliated
Investments $2
Total Value $– $– $ –

High Yield Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans 2.0%
a
Value
Basic Materials  0.2%
Grinding Media, Inc., Term Loan
$ 1,584,851
7.698%,  (TSFR3M +
3.500%), 10/12/2028
b,c
$ 1,584,851
Total 1,584,851
Capital Goods  0.2%
TransDigm, Inc., Term Loan
1,700,000
6.502%,  (TSFR3M +
2.500%), 8/13/2032
b
1,697,824
Total 1,697,824
Communications Services  0.4%
Cengage Learning, Inc., Term
Loan
1,535,503
7.686%,  (TSFR1M +
3.500%), 3/24/2031
b
1,530,544
DIRECTV Financing, LLC, Term
Loan
1,573,901
9.820%,  (TSFR3M +
5.250%), 8/2/2029
b
1,575,050
Gray Media, Inc., Term Loan
602,247
7.395%,  (TSFR1M +
3.000%), 12/1/2028
b
601,807
Total 3,707,401
Consumer Cyclical  0.3%
Evergreen Acqco 1, LP, Term Loan
1,140,000
7.026%,  (TSFR1M +
3.000%), 9/17/2032
b,d,e
1,140,000
Marriott Ownership Resorts, Inc.,
Term Loan
1,061,563
6.413%,  (TSFR1M +
2.250%), 4/1/2031
b
1,060,904
Six Flags Entertainment
Corporation, Term Loan
534,237
6.163%,  (TSFR1M +
2.000%), 5/1/2031
b
530,364
Total 2,731,268
Consumer Non-Cyclical  0.6%
B&G Foods, Inc., Term Loan
1,668,150
7.663%,  (TSFR1M +
3.500%), 10/10/2029
b
1,596,420
Chobani, LLC, Term Loan
524,695
6.663%,  (TSFR1M +
2.500%), 10/25/2027
b
525,897
HLF Financing SARL, LLC, Term
Loan
1,087,500
10.913%,  (TSFR1M +
6.750%), 4/12/2029
b
1,103,269
ModivCare, Inc., Term Loan
555,404
0.000%,  (TSFR3M +
4.750%), 7/1/2031
b,f,g
249,931
Primo Brands Corporation, Term
Loan
1,320,240
6.252%,  (TSFR3M +
2.250%), 3/31/2028
b
1,319,527
Total 4,795,044
Principal
Amount Bank Loans  2.0%
a
Value
Financials  <0.1%
Acrisure, LLC, Term Loan
$ 268,295
7.163%,  (TSFR1M +
3.000%), 11/6/2030
b
$ 267,541
Total 267,541
Technology  0.1%
McAfee Corporation, Term Loan
845,739
7.223%,  (TSFR1M +
3.000%), 3/1/2029
b
806,362
Total 806,362
Transportation  0.2%
Genesee & Wyoming, Inc., Term
Loan
1,669,140
5.752%,  (TSFR3M +
1.750%), 4/10/2031
b
1,661,996
Total 1,661,996
Total Bank Loans
(cost $17,551,622) 17,252,287
Principal
Amount Long-Term Fixed Income 96.2% Value
Basic Materials  6.2%
ACN 113 874 712, Pty. Ltd.
3,195,300 11.500%,  2/15/2018
*,f,g
3,195
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
640,000 8.625%,  6/15/2029
h
677,464
Alumina, Pty. Ltd.
284,000 6.125%,  3/15/2030
h
290,446
851,000 6.375%,  9/15/2032
h
872,390
Avient Corporation
1,685,000 6.250%,  11/1/2031
h
1,711,157
Axalta Coating Systems Dutch
Holding B BV
1,386,000 7.250%,  2/15/2031
h
1,450,060
Cascades, Inc./Cascades USA,
Inc.
1,697,000 6.750%,  7/15/2030
h
1,728,394
Celanese US Holdings, LLC
1,136,000 6.500%,  4/15/2030 1,143,428
Cerdia Finanz GmbH
1,667,000 9.375%,  10/3/2031
h
1,764,936
Chemours Company
2,339,000 5.750%,  11/15/2028
h
2,281,401
Cleveland-Cliffs, Inc.
1,262,000 6.875%,  11/1/2029
h
1,286,061
1,515,000 4.875%,  3/1/2031
h,i
1,414,404
1,685,000 7.000%,  3/15/2032
h,i
1,701,791
Consolidated Energy Finance SA
3,093,000 5.625%,  10/15/2028
h
2,576,442
CVR Partners, LP/CVR Nitrogen
Finance Corporation
567,000 6.125%,  6/15/2028
h
566,082
First Quantum Minerals, Ltd.
990,000 8.000%,  3/1/2033
h
1,045,298
1,700,000 7.250%,  2/15/2034
h
1,757,720
FMC Corporation
1,560,000 8.450%,  11/1/2055
b
1,646,399
Hecla Mining Company
496,000 7.250%,  2/15/2028 500,485

High Yield Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.2% Value
Basic Materials  6.2% - continued
Hudbay Minerals, Inc.
$ 1,095,000 4.500%,  4/1/2026
h
$ 1,091,686
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
2,040,000 9.000%,  7/1/2028
h
2,046,446
INEOS Finance plc
1,870,000 7.500%,  4/15/2029
h,i
1,819,318
Magnera Corporation
2,552,000 7.250%,  11/15/2031
h
2,401,381
Mercer International, Inc.
281,000 12.875%,  10/1/2028
h
255,726
570,000 5.125%,  2/1/2029 420,156
Methanex Corporation
259,000 5.650%,  12/1/2044 221,136
Methanex US Operations, Inc.
1,127,000 6.250%,  3/15/2032
h
1,146,686
Mineral Resources, Ltd.
1,623,000 9.250%,  10/1/2028
h
1,700,594
340,000 7.000%,  4/1/2031
e,h
344,398
Novelis Corporation
2,495,000 4.750%,  1/30/2030
h
2,406,847
Qnity Electronics, Inc.
2,270,000 5.750%,  8/15/2032
h
2,287,313
SCIL IV, LLC/SCIL USA Holdings,
LLC
1,652,000 5.375%,  11/1/2026
h
1,650,668
SNF Group SACA
1,074,000 3.125%,  3/15/2027
h
1,047,109
1,133,000 3.375%,  3/15/2030
h
1,051,805
Solstice Advanced Materials, Inc.
1,130,000 5.625%,  9/30/2033
h
1,133,733
SunCoke Energy, Inc.
2,707,000 4.875%,  6/30/2029
h
2,530,045
Taseko Mines, Ltd.
1,585,000 8.250%,  5/1/2030
h
1,678,743
Tronox, Inc.
785,000 4.625%,  3/15/2029
h,i
512,014
280,000 9.125%,  9/30/2030
h,i
274,323
United States Steel Corporation
1,666,000 6.875%,  3/1/2029
i
1,676,544
Veritiv Operating Company
849,000 10.500%,  11/30/2030
h
911,171
Total 53,025,395
Capital Goods  10.0%
AAR Escrow Issuer, LLC
791,000 6.750%,  3/15/2029
h
814,275
Abengoa Abenewco 2 Bis SA
3,963,663
0.000%,PIK 1.500%,
4/26/2024
*,f,g,j
19,818
Advanced Drainage Systems, Inc.
1,780,000 5.000%,  9/30/2027
h
1,775,526
AECOM
2,270,000 6.000%,  8/1/2033
h
2,320,825
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
2,265,000 7.000%,  5/21/2030
h
2,342,690
AmeriTex HoldCo Intermediate,
LLC
280,000 7.625%,  8/15/2033
h
291,421
Amsted Industries, Inc.
1,360,000 4.625%,  5/15/2030
h
1,314,276
Principal
Amount Long-Term Fixed Income  96.2% Value
Capital Goods  10.0% - continued
ATI, Inc.
$ 953,000 7.250%,  8/15/2030 $ 1,000,350
Axon Enterprise, Inc.
680,000 6.125%,  3/15/2030
h
698,379
680,000 6.250%,  3/15/2033
h
699,921
Boeing Company
541,000 6.298%,  5/1/2029 574,135
421,000 6.388%,  5/1/2031 458,517
Bombardier, Inc.
2,250,000 6.000%,  2/15/2028
h
2,255,688
2,242,000 7.000%,  6/1/2032
h,i
2,343,300
849,000 6.750%,  6/15/2033
h
885,981
Brundage-Bone Concrete
Pumping Holdings, Inc.
1,699,000 7.500%,  2/1/2032
h
1,716,578
Builders FirstSource, Inc.
795,000 5.000%,  3/1/2030
h
786,917
1,134,000 6.750%,  5/15/2035
h
1,184,046
Canpack SA/Canpack US, LLC
3,166,000 3.875%,  11/15/2029
h
2,970,958
Chart Industries, Inc.
2,631,000 7.500%,  1/1/2030
h
2,738,174
Clean Harbors, Inc.
1,480,000 5.125%,  7/15/2029
h
1,467,701
Clydesdale Acquisition Holdings,
Inc.
297,000 6.625%,  4/15/2029
h
300,383
1,100,000 6.875%,  1/15/2030
h
1,128,390
594,000 8.750%,  4/15/2030
h
610,182
1,705,000 6.750%,  4/15/2032
h
1,749,091
Crown Cork & Seal Company, Inc.
1,113,000 7.375%,  12/15/2026 1,147,733
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
2,400,000 6.625%,  12/15/2030
h
2,467,078
GFL Environmental, Inc.
2,615,000 4.000%,  8/1/2028
h
2,552,974
Herc Holdings, Inc.
831,000 5.500%,  7/15/2027
h
828,920
1,280,000 6.625%,  6/15/2029
h
1,315,204
1,431,000 7.000%,  6/15/2030
h
1,486,417
588,000 7.250%,  6/15/2033
h
613,814
Mauser Packaging Solutions
Holding Company
1,515,000 9.250%,  4/15/2027
h
1,518,466
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
475,000 6.750%,  4/1/2032
h
487,945
MIWD Holdco II, LLC
1,369,000 5.500%,  2/1/2030
h
1,333,561
Mueller Water Products, Inc.
1,300,000 4.000%,  6/15/2029
h
1,251,885
Nesco Holdings II, Inc.
1,080,000 5.500%,  4/15/2029
h
1,057,682
New Enterprise Stone and Lime
Company, Inc.
1,753,000 5.250%,  7/15/2028
h
1,736,822
OI European Group BV
1,700,000 4.750%,  2/15/2030
h
1,622,308
Owens-Brockway Glass Container,
Inc.
1,632,000 6.625%,  5/13/2027
h
1,628,981
640,000 7.375%,  6/1/2032
h
646,196

High Yield Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.2% Value
Capital Goods  10.0% - continued
Quikrete Holdings, Inc.
$ 2,840,000 6.750%,  3/1/2033
h
$ 2,952,730
QXO Building Products, Inc.
1,980,000 6.750%,  4/30/2032
h
2,050,085
Resideo Funding, Inc.
1,636,000 6.500%,  7/15/2032
h
1,676,745
Reworld Holding Corporation
965,000 4.875%,  12/1/2029
h
907,551
Roller Bearing Company of
America, Inc.
1,672,000 4.375%,  10/15/2029
h
1,623,922
Sealed Air Corporation/Sealed Air
Corporation (US)
732,000 6.125%,  2/1/2028
h
742,110
Smyrna Ready Mix Concrete, LLC
1,825,000 8.875%,  11/15/2031
h,i
1,927,096
Spirit AeroSystems, Inc.
2,270,000 4.600%,  6/15/2028 2,267,086
820,000 9.750%,  11/15/2030
h
901,831
SRM Escrow Issuer, LLC
744,000 6.000%,  11/1/2028
h
744,237
Standard Building Solutions, Inc.
565,000 6.500%,  8/15/2032
h
579,702
2,260,000 6.250%,  8/1/2033
h
2,290,251
TransDigm, Inc.
787,000 6.750%,  8/15/2028
h
801,999
2,691,000 7.125%,  12/1/2031
h
2,806,954
1,465,000 6.625%,  3/1/2032
h
1,508,283
570,000 6.750%,  1/31/2034
h
589,357
Trivium Packaging Finance BV
1,130,000 8.250%,  7/15/2030
h
1,205,421
570,000 12.250%,  1/15/2031
h,i
616,934
United Rentals North America, Inc.
2,100,000 3.875%,  2/15/2031 1,986,642
Waste Pro USA, Inc.
920,000 7.000%,  2/1/2033
h
952,933
WESCO Distribution, Inc.
767,000 7.250%,  6/15/2028
h
776,971
789,000 6.375%,  3/15/2029
h
812,339
552,000 6.625%,  3/15/2032
h
573,650
Total 85,438,337
Communications Services  12.2%
Altice Financing SA
1,392,000 5.750%,  8/15/2029
h
1,047,480
Altice France SA
1,207,000 5.125%,  7/15/2029
h,k
1,030,778
2,796,000 5.500%,  10/15/2029
h,k
2,418,362
AMC Networks, Inc.
1,538,000 10.250%,  1/15/2029
h
1,620,668
Cable One, Inc.
1,130,000 4.000%,  11/15/2030
h,i
957,410
CCO Holdings, LLC/CCO Holdings
Capital Corporation
1,563,000 5.000%,  2/1/2028
h
1,547,949
3,380,000 5.375%,  6/1/2029
h
3,357,461
5,160,000 4.750%,  3/1/2030
h
4,951,366
1,916,000 4.250%,  2/1/2031
h
1,765,079
843,000 4.750%,  2/1/2032
h,i
779,574
Clear Channel Outdoor Holdings,
Inc.
952,000 7.500%,  6/1/2029
h
924,595
Principal
Amount Long-Term Fixed Income  96.2% Value
Communications Services  12.2% - continued
CSC Holdings, LLC
$ 1,031,000 5.375%,  2/1/2028
h,i
$ 903,862
855,000 11.750%,  1/31/2029
h
719,007
1,462,000 6.500%,  2/1/2029
h
1,080,528
1,240,000 4.125%,  12/1/2030
h,i
812,020
Deluxe Corporation
2,123,000 8.125%,  9/15/2029
h
2,216,871
DIRECTV Financing, LLC
1,130,000 8.875%,  2/1/2030
h
1,116,125
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
5,300,000 5.875%,  8/15/2027
h
5,294,053
DISH DBS Corporation
1,308,000 5.250%,  12/1/2026
h
1,285,233
1,271,000 5.750%,  12/1/2028
h,i
1,218,431
1,144,000 5.125%,  6/1/2029 978,314
DISH Network Corporation
1,978,000 11.750%,  11/15/2027
h
2,093,232
EchoStar Corporation
2,687,000 10.750%,  11/30/2029 2,956,157
FiberCop SPA
1,504,000 6.000%,  9/30/2034
h
1,433,555
Frontier Communications
Holdings, LLC
898,000 5.875%,  10/15/2027
h
897,458
1,590,000 5.000%,  5/1/2028
h
1,586,424
1,747,000 6.750%,  5/1/2029
h
1,764,426
561,000 8.750%,  5/15/2030
h
586,046
Gray Media, Inc.
1,435,000 5.375%,  11/15/2031
h,i
1,077,882
2,260,000 7.250%,  8/15/2033
h
2,239,553
iHeartCommunications, Inc.
453,150 9.125%,  5/1/2029
h,i
407,557
Level 3 Financing, Inc.
1,533,000 4.250%,  7/1/2028
h
1,433,327
1,422,000 4.875%,  6/15/2029
h
1,336,822
1,980,000 6.875%,  6/30/2033
h
2,017,976
1,280,000 7.000%,  3/31/2034
h
1,302,156
Maya SAS/Paris, France
2,471,000 8.500%,  4/15/2031
h
2,650,130
1,691,000 7.000%,  4/15/2032
h
1,724,489
McGraw-Hill Education, Inc.
1,081,000 5.750%,  8/1/2028
h
1,080,365
983,000 8.000%,  8/1/2029
h
1,001,106
Nexstar Media, Inc.
843,000 4.750%,  11/1/2028
h,i
822,804
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
1,468,000 4.625%,  3/15/2030
h,i
1,410,882
Paramount Global
477,000 6.375%,  3/30/2062
b
476,204
Playtika Holding Corporation
1,163,000 4.250%,  3/15/2029
h,i
1,067,715
Rogers Communications, Inc.
710,000 7.000%,  4/15/2055
b
740,176
Sable International Finance, Ltd.
1,122,000 7.125%,  10/15/2032
h
1,139,265
Scripps Escrow II, Inc.
1,130,000 3.875%,  1/15/2029
h,i
995,511
Sinclair Television Group, Inc.
990,000 8.125%,  2/15/2033
h
1,016,007

High Yield Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.2% Value
Communications Services  12.2% - continued
Sirius XM Radio, LLC
$ 720,000 3.125%,  9/1/2026
h
$ 710,065
1,649,000 4.000%,  7/15/2028
h
1,593,386
890,000 3.875%,  9/1/2031
h,i
806,591
Snap, Inc.
850,000 6.875%,  3/15/2034
h
860,312
Telenet Finance Luxembourg
Notes SARL
2,200,000 5.500%,  3/1/2028
h
2,182,357
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
1,381,000 4.750%,  4/15/2028
h
1,352,358
1,707,000 6.500%,  2/15/2029
h
1,603,104
850,000 8.625%,  6/15/2032
h,i
812,050
Univision Communications, Inc.
320,000 8.000%,  8/15/2028
h
331,590
2,387,000 4.500%,  5/1/2029
h,i
2,251,483
1,400,000 8.500%,  7/31/2031
h
1,445,699
1,130,000 9.375%,  8/1/2032
h
1,204,204
Viasat, Inc.
1,263,000 6.500%,  7/15/2028
h,i
1,234,451
Virgin Media Finance plc
979,000 5.000%,  7/15/2030
h
909,303
Virgin Media Secured Finance plc
2,335,000 5.500%,  5/15/2029
h
2,308,602
Virgin Media Vendor Financing
Notes IV DAC
1,990,000 5.000%,  7/15/2028
h
1,949,304
VZ Secured Financing BV
2,661,000 5.000%,  1/15/2032
h
2,407,455
WarnerMedia Holdings, Inc.
570,000 4.054%,  3/15/2029 550,050
1,690,000 4.279%,  3/15/2032
i
1,548,463
1,420,000 5.050%,  3/15/2042 1,133,614
Windstream Services, LLC
1,270,000 7.500%,  10/15/2033
e,h
1,269,657
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
1,521,000 8.250%,  10/1/2031
h
1,575,568
Zegona Finance plc
1,334,000 8.625%,  7/15/2029
h
1,420,043
Ziggo Bond Company BV
987,000 5.125%,  2/28/2030
h
894,631
Total 103,636,731
Consumer Cyclical  18.6%
1011778 B.C., ULC/New Red
Finance, Inc.
3,006,000 5.625%,  9/15/2029
h
3,042,147
1,985,000 4.000%,  10/15/2030
h
1,870,710
Adient Global Holdings, Ltd.
1,420,000 7.500%,  2/15/2033
h
1,470,360
Advance Auto Parts, Inc.
1,130,000 7.000%,  8/1/2030
h
1,162,604
1,130,000 7.375%,  8/1/2033
h
1,165,313
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
820,000 6.000%,  6/1/2029
h,i
806,104
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
1,560,000 4.625%,  6/1/2028
h
1,529,061
Principal
Amount Long-Term Fixed Income  96.2% Value
Consumer Cyclical  18.6% - continued
$ 1,160,000 4.625%,  6/1/2028
h
$ 1,137,453
Allison Transmission, Inc.
1,299,000 3.750%,  1/30/2031
h
1,200,136
American Axle & Manufacturing,
Inc.
1,506,000 5.000%,  10/1/2029
i
1,431,121
1,710,000 7.750%,  10/15/2033
e,h
1,723,331
Arches Buyer, Inc.
1,732,000 6.125%,  12/1/2028
h,i
1,697,857
Asbury Automotive Group, Inc.
540,000 5.000%,  2/15/2032
h
518,526
Ashton Woods USA, LLC/Ashton
Woods Finance Company
800,000 4.625%,  8/1/2029
h
766,060
1,410,000 4.625%,  4/1/2030
h
1,334,818
Aston Martin Capital Holdings, Ltd.
780,000 10.000%,  3/31/2029
h,i
763,664
Bath & Body Works, Inc.
850,000 6.950%,  3/1/2033 887,459
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
990,000 9.500%,  7/1/2032
h
1,036,157
Beach Acquisition Bidco, LLC
1,500,000 10.000%,  7/15/2033
h
1,617,993
Belron UK Finance plc
1,481,000 5.750%,  10/15/2029
h
1,500,303
Boyd Gaming Corporation
2,655,000 4.750%,  6/15/2031
h
2,559,436
Boyne USA, Inc.
1,275,000 4.750%,  5/15/2029
h
1,250,894
Brightstar Lottery plc
1,000,000 6.250%,  1/15/2027
h
1,009,404
Brinker International, Inc.
1,140,000 8.250%,  7/15/2030
h
1,205,982
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
135,000 6.250%,  9/15/2027
h
134,674
1,607,000 5.000%,  6/15/2029
h
1,531,427
350,000 4.875%,  2/15/2030
h
328,244
Caesars Entertainment, Inc.
5,104,000 4.625%,  10/15/2029
h,i
4,880,625
944,000 6.500%,  2/15/2032
h
962,869
Carnival Corporation
1,130,000 5.125%,  5/1/2029
e,h
1,130,000
2,090,000 6.000%,  5/1/2029
h
2,121,195
2,830,000 5.750%,  8/1/2032
h
2,880,029
Carvana Company
1,278,418 11.000%,  6/1/2030
h
1,337,503
609,900 9.000%,  6/1/2031
h
690,546
Churchill Downs, Inc.
899,000 6.750%,  5/1/2031
h
921,345
Dream Finders Homes, Inc.
1,420,000 6.875%,  9/15/2030
h
1,428,449
Flutter Treasury DAC
354,000 5.875%,  6/4/2031
h
359,317
Ford Motor Company
1,490,000 3.250%,  2/12/2032 1,303,711
Forestar Group, Inc.
1,710,000 6.500%,  3/15/2033
h
1,749,335
FORVIA SE
1,135,000 8.000%,  6/15/2030
h,i
1,200,925
1,420,000 6.750%,  9/15/2033
h
1,440,674

High Yield Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.2% Value
Consumer Cyclical  18.6% - continued
Gap, Inc.
$ 1,165,000 3.625%,  10/1/2029
h
$ 1,089,842
Garrett Motion Holdings, Inc./
Garrett LX I SARL
1,120,000 7.750%,  5/31/2032
h
1,174,883
General Motors Financial
Company, Inc.
1,606,000 5.750%,  9/30/2027
b,i,l
1,591,324
Genting New York, LLC/GENNY
Capital, Inc.
1,469,000 7.250%,  10/1/2029
h
1,517,420
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
1,700,000 8.750%,  1/15/2032
h,i
1,653,250
Goodyear Tire & Rubber Company
1,790,000 5.000%,  7/15/2029
i
1,728,557
Group 1 Automotive, Inc.
1,464,000 6.375%,  1/15/2030
h
1,497,722
Hilton Domestic Operating
Company, Inc.
2,081,000 4.875%,  1/15/2030 2,069,328
1,195,000 3.625%,  2/15/2032
h
1,093,551
Hilton Grand Vacations Borrower,
LLC/Hilton Grand Vacations
Borrower, Inc.
1,094,000 5.000%,  6/1/2029
h
1,052,057
Jacobs Entertainment, Inc.
1,612,000 6.750%,  2/15/2029
h
1,573,651
K Hovnanian Enterprises, Inc.
710,000 8.000%,  4/1/2031
h
728,058
KB Home
1,208,000 6.875%,  6/15/2027 1,233,200
1,123,000 4.000%,  6/15/2031 1,054,635
Kingpin Intermediate Holdings,
LLC
1,130,000 7.250%,  10/15/2032
h,i
1,073,698
L Brands, Inc.
1,559,000 5.250%,  2/1/2028 1,567,960
811,000 6.875%,  11/1/2035 843,458
Life Time, Inc.
1,178,000 6.000%,  11/15/2031
h
1,196,806
Light & Wonder International, Inc.
776,000 7.250%,  11/15/2029
h
796,464
1,700,000 6.250%,  10/1/2033
h
1,702,890
Lindblad Expeditions, LLC
1,140,000 7.000%,  9/15/2030
h
1,161,991
Lithia Motors, Inc.
1,130,000 4.625%,  12/15/2027
h
1,118,869
Live Nation Entertainment, Inc.
858,000 4.750%,  10/15/2027
h
852,323
Macy's Retail Holdings, LLC
850,000 7.375%,  8/1/2033
h,i
886,315
1,130,000 4.300%,  2/15/2043 814,260
Marriott Ownership Resorts, Inc.
3,400,000 6.500%,  10/1/2033
h
3,384,443
Match Group Holdings II, LLC
1,710,000 6.125%,  9/15/2033
h
1,725,022
Mattamy Group Corporation
1,800,000 4.625%,  3/1/2030
h
1,737,273
Melco Resorts Finance, Ltd.
900,000 5.375%,  12/4/2029
h
882,619
775,000 7.625%,  4/17/2032
h
811,883
430,000 6.500%,  9/24/2033
h
430,340
Principal
Amount Long-Term Fixed Income  96.2% Value
Consumer Cyclical  18.6% - continued
MGM China Holdings, Ltd.
$ 281,000 7.125%,  6/26/2031
h
$ 296,451
MGM Resorts International
1,124,000 6.125%,  9/15/2029 1,144,004
Michaels Companies, Inc.
1,116,000 5.250%,  5/1/2028
h
1,027,176
Millrose Properties, Inc.
1,700,000 6.375%,  8/1/2030
h
1,728,883
560,000 6.250%,  9/15/2032
h
561,464
Muvico, LLC
1,140,000
9.000%,PIK 6.000%,
2/19/2029
h,i,j
1,236,284
NCL Corporation, Ltd.
1,990,000 5.875%,  1/15/2031
h
1,989,925
2,417,000 6.750%,  2/1/2032
h
2,485,719
1,420,000 6.250%,  9/15/2033
h
1,427,350
New Home Company, Inc.
570,000 8.500%,  11/1/2030
h
591,695
Nissan Motor Acceptance
Company, LLC
1,700,000 5.625%,  9/29/2028
h
1,701,095
570,000 6.125%,  9/30/2030
h
570,195
Nissan Motor Company, Ltd.
523,000 7.500%,  7/17/2030
h
548,887
Parkland Corporation
1,134,000 5.875%,  7/15/2027
h
1,133,044
809,000 6.625%,  8/15/2032
h
831,298
PENN Entertainment, Inc.
1,040,000 4.125%,  7/1/2029
h,i
974,809
PetSmart, LLC/PetSmart Finance
Corporation
2,840,000 7.500%,  9/15/2032
h
2,844,221
850,000 10.000%,  9/15/2033
h
857,785
Phinia, Inc.
843,000 6.625%,  10/15/2032
h
868,824
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
2,220,000 3.375%,  8/31/2027
h
2,158,001
Rakuten Group, Inc.
281,000 11.250%,  2/15/2027
h
304,561
1,131,000 9.750%,  4/15/2029
h
1,271,770
850,000 8.125%,  12/15/2029
b,h,l
883,571
Raven Acquisition Holdings, LLC
1,100,000 6.875%,  11/15/2031
h
1,130,435
Real Hero Merger Sub 2, Inc.
564,000 6.250%,  2/1/2029
h
383,823
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
1,100,000 4.625%,  4/16/2029
h
995,786
Royal Caribbean Cruises, Ltd.
1,300,000 5.375%,  7/15/2027
h
1,311,506
S&S Holdings, LLC
2,152,000 8.375%,  10/1/2031
h
2,109,732
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
584,000 6.625%,  3/1/2030
h
542,952
Service Corporation International/
US
1,010,000 5.750%,  10/15/2032 1,023,209
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
2,136,000 5.250%,  7/15/2029
i
2,065,666

High Yield Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.2% Value
Consumer Cyclical  18.6% - continued
Sonic Automotive, Inc.
$ 979,000 4.875%,  11/15/2031
h,i
$ 936,131
Staples, Inc.
1,120,000 10.750%,  9/1/2029
h
1,107,422
Station Casinos, LLC
800,000 4.500%,  2/15/2028
h
786,532
700,000 4.625%,  12/1/2031
h
660,320
Tenneco, Inc.
1,485,000 8.000%,  11/17/2028
h
1,487,711
Vail Resorts, Inc.
740,000 5.625%,  7/15/2030
h
744,625
Victoria's Secret & Company
2,264,000 4.625%,  7/15/2029
h,i
2,161,096
Victra Holdings, LLC/Victra
Finance Corporation
365,000 8.750%,  9/15/2029
h,i
382,656
Viking Cruises, Ltd.
4,049,000 5.875%,  9/15/2027
h
4,050,555
3,387,000 5.875%,  10/15/2033
e,h
3,389,377
Wayfair, LLC
1,575,000 7.750%,  9/15/2030
h
1,651,774
Wyndham Hotels & Resorts, Inc.
1,638,000 4.375%,  8/15/2028
h
1,599,002
Wynn Macau, Ltd.
1,700,000 6.750%,  2/15/2034
h
1,723,386
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
1,117,000 7.125%,  2/15/2031
h
1,202,278
ZF North America Capital, Inc.
1,053,000 6.875%,  4/14/2028
h
1,067,568
1,265,000 6.750%,  4/23/2030
h
1,234,487
Total 158,316,894
Consumer Non-Cyclical  10.9%
1261229 B.C., Ltd.
2,270,000 10.000%,  4/15/2032
h
2,326,868
Acadia Healthcare Company, Inc.
850,000 5.000%,  4/15/2029
h
832,134
1,310,000 7.375%,  3/15/2033
h,i
1,360,028
AdaptHealth, LLC
3,819,000 4.625%,  8/1/2029
h
3,610,066
Albertsons Companies, Inc.
3,250,000 5.875%,  2/15/2028
h
3,249,282
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
400,000 6.250%,  3/15/2033
h
409,080
Bausch + Lomb Corporation
472,000 8.375%,  10/1/2028
h
491,912
Bausch Health Companies, Inc.
2,297,000 4.875%,  6/1/2028
h
2,055,815
BellRing Brands, Inc.
1,257,000 7.000%,  3/15/2030
h
1,298,143
Central Garden & Pet Company
1,404,000 4.125%,  10/15/2030
i
1,333,599
Chobani Holdco II, LLC
584,538
0.000%,PIK 9.500%,
10/1/2029
h,j
619,459
CHS/Community Health Systems,
Inc.
1,220,000 6.125%,  4/1/2030
h,i
884,908
1,299,000 4.750%,  2/15/2031
h
1,123,308
1,121,000 10.875%,  1/15/2032
h
1,187,248
Principal
Amount Long-Term Fixed Income  96.2% Value
Consumer Non-Cyclical  10.9% - continued
$ 2,270,000 9.750%,  1/15/2034
h
$ 2,325,615
Concentra Health Services, Inc.
1,095,000 6.875%,  7/15/2032
h
1,137,028
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
2,944,000 4.750%,  1/15/2029
h
2,881,350
CVS Health Corporation
1,129,000 7.000%,  3/10/2055
b
1,185,160
DaVita, Inc.
2,070,000 6.875%,  9/1/2032
h
2,138,384
Edgewell Personal Care Company
1,910,000 5.500%,  6/1/2028
h
1,905,914
Embecta Corporation
1,691,000 5.000%,  2/15/2030
h,i
1,601,325
Encompass Health Corporation
1,238,000 4.500%,  2/1/2028 1,227,404
Endo Finance Holdings, Inc.
855,000 8.500%,  4/15/2031
h,i
917,303
Energizer Holdings, Inc.
2,410,000 6.000%,  9/15/2033
h
2,357,039
Fiesta Purchaser, Inc.
1,123,000 9.625%,  9/15/2032
h,i
1,212,382
Fortrea Holdings, Inc.
710,000 7.500%,  7/1/2030
h,i
672,328
Grifols SA
2,880,000 4.750%,  10/15/2028
h
2,797,523
HLF Financing SARL, LLC/
Herbalife International, Inc.
1,433,000 4.875%,  6/1/2029
h,i
1,259,953
Insulet Corporation
794,000 6.500%,  4/1/2033
h
825,468
IQVIA, Inc.
2,264,000 6.250%,  6/1/2032
h
2,327,711
Jazz Securities DAC
1,130,000 4.375%,  1/15/2029
h
1,100,887
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
733,000 9.000%,  2/15/2029
h
771,228
Lamb Weston Holdings, Inc.
839,000 4.375%,  1/31/2032
h
792,957
LifePoint Health, Inc.
811,000 5.375%,  1/15/2029
h,i
772,477
895,000 9.875%,  8/15/2030
h
969,229
1,010,000 11.000%,  10/15/2030
h
1,113,178
1,082,000 10.000%,  6/1/2032
h
1,136,056
Medline Borrower, LP/Medline Co-
Issuer, Inc.
1,582,000 6.250%,  4/1/2029
h
1,622,190
Mozart Debt Merger Sub, Inc.
1,953,000 3.875%,  4/1/2029
h
1,883,559
2,331,000 5.250%,  10/1/2029
h
2,310,844
Newell Brands, Inc.
306,000 6.375%,  9/15/2027 310,173
796,000 6.625%,  9/15/2029 800,545
1,355,000 6.375%,  5/15/2030
i
1,342,527
850,000 6.625%,  5/15/2032
i
838,872
Organon & Company/Organon
Foreign Debt Co-Issuer BV
1,280,000 5.125%,  4/30/2031
h,i
1,121,343
Performance Food Group, Inc.
1,404,000 4.250%,  8/1/2029
h
1,363,827

High Yield Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.2% Value
Consumer Non-Cyclical  10.9% - continued
$ 1,685,000 6.125%,  9/15/2032
h
$ 1,725,964
Perrigo Finance Unlimited
Company
1,092,000 4.900%,  6/15/2030 1,065,752
742,000 6.125%,  9/30/2032 746,975
Post Holdings, Inc.
1,560,000 4.500%,  9/15/2031
h
1,457,429
1,100,000 6.250%,  10/15/2034
h
1,109,155
Prime Healthcare Services, Inc.
1,800,000 9.375%,  9/1/2029
h
1,872,000
Radiology Partners, Inc.
1,700,000 8.500%,  7/15/2032
h
1,759,222
Select Medical Corporation
850,000 6.250%,  12/1/2032
h,i
850,356
Simmons Foods, Inc.
3,523,000 4.625%,  3/1/2029
h
3,377,389
Sotera Health Holdings, LLC
1,122,000 7.375%,  6/1/2031
h
1,178,120
Spectrum Brands, Inc.
196,000 3.875%,  3/15/2031
h
157,290
Star Parent, Inc.
816,000 9.000%,  10/1/2030
h
862,669
Surgery Center Holdings, Inc.
1,650,000 7.250%,  4/15/2032
h,i
1,694,956
Tenet Healthcare Corporation
4,497,000 5.125%,  11/1/2027 4,488,747
1,100,000 6.750%,  5/15/2031 1,138,807
Teva Pharmaceutical Finance
Netherlands III BV
1,377,000 3.150%,  10/1/2026 1,352,520
US Acute Care Solutions, LLC
1,693,000 9.750%,  5/15/2029
h
1,733,602
Whirlpool Corporation
570,000 6.125%,  6/15/2030 574,464
Total 92,949,046
Energy  12.1%
Aethon United BR, LP/Aethon
United Finance Corporation
734,000 7.500%,  10/1/2029
h
765,486
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
2,126,000 5.375%,  6/15/2029
h
2,118,208
Archrock Partners, LP/Archrock
Partners Finance Corporation
1,330,000 6.250%,  4/1/2028
h
1,331,839
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
1,130,000 6.625%,  7/15/2033
h
1,148,827
Baytex Energy Corporation
1,769,000 8.500%,  4/30/2030
h
1,817,761
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
1,281,000 7.000%,  7/15/2029
h
1,328,310
Borr IHC, Ltd./Borr Finance, LLC
941,720 10.000%,  11/15/2028
h
933,205
Buckeye Partners, LP
1,050,000 4.500%,  3/1/2028
h
1,036,954
1,132,000 6.750%,  2/1/2030
h
1,175,751
California Resources Corporation
451,000 8.250%,  6/15/2029
h
470,323
420,000 7.000%,  1/15/2034
e,h
417,109
Principal
Amount Long-Term Fixed Income  96.2% Value
Energy  12.1% - continued
Civitas Resources, Inc.
$ 905,000 8.375%,  7/1/2028
h
$ 938,077
1,164,000 8.750%,  7/1/2031
h
1,192,531
1,698,000 9.625%,  6/15/2033
h
1,793,440
CNX Resources Corporation
818,000 7.375%,  1/15/2031
h
843,360
Comstock Resources, Inc.
2,630,000 5.875%,  1/15/2030
h
2,532,836
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
3,075,000 5.500%,  6/15/2031
h
3,046,416
Crescent Energy Finance, LLC
1,089,000 7.625%,  4/1/2032
h
1,081,478
562,000 7.375%,  1/15/2033
h
547,199
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
946,000 8.625%,  3/15/2029
h
986,489
1,410,000 7.375%,  6/30/2033
h
1,433,824
Diamond Foreign Asset Company/
Diamond Finance, LLC
629,000 8.500%,  10/1/2030
h
666,542
Enerflex, Ltd.
513,000 9.000%,  10/15/2027
h
522,324
Energy Transfer, LP
1,980,000 6.500%,  2/15/2056
b
1,970,719
Excelerate Energy, LP
791,000 8.000%,  5/15/2030
h
841,995
Genesis Energy LP/Genesis
Energy Finance Corporation
1,280,000 8.875%,  4/15/2030 1,355,104
2,320,000 7.875%,  5/15/2032 2,419,653
Global Partners, LP/GLP Finance
Corporation
420,000 7.125%,  7/1/2033
h
430,493
Gulfport Energy Operating
Corporation
843,000 6.750%,  9/1/2029
h
865,081
Harvest Midstream I, LP
2,707,000 7.500%,  9/1/2028
h
2,736,130
Hess Midstream Operations, LP
1,605,000 4.250%,  2/15/2030
h
1,555,627
Hilcorp Energy I, LP/Hilcorp
Finance Company
851,000 5.750%,  2/1/2029
h
838,319
1,505,000 6.000%,  2/1/2031
h
1,449,406
1,750,000 6.250%,  4/15/2032
h
1,678,860
Howard Midstream Energy
Partners, LLC
1,225,000 7.375%,  7/15/2032
h
1,271,581
1,420,000 6.625%,  1/15/2034
h
1,447,797
ITT Holdings, LLC
1,995,000 6.500%,  8/1/2029
h
1,961,354
Kodiak Gas Services, LLC
850,000 6.500%,  10/1/2033
h
865,449
Kraken Oil & Gas Partners, LLC
515,000 7.625%,  8/15/2029
h
510,458
MEG Energy Corporation
478,000 5.875%,  2/1/2029
h
477,973
Mesquite Energy, Inc.
3,740,000 0.000%,  2/15/2023
f,g
374
Moss Creek Resources Holdings,
Inc.
379,000 8.250%,  9/1/2031
h
371,385

High Yield Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.2% Value
Energy  12.1% - continued
Nabors Industries, Inc.
$ 1,668,000 9.125%,  1/31/2030
h
$ 1,734,720
562,000 8.875%,  8/15/2031
h
523,396
Nabors Industries, Ltd.
1,268,000 7.500%,  1/15/2028
h,i
1,267,085
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
628,000 8.125%,  2/15/2029
h
643,900
1,347,000 8.375%,  2/15/2032
h
1,380,198
Noble Finance II, LLC
1,629,000 8.000%,  4/15/2030
h
1,686,111
Northern Oil and Gas, Inc.
1,302,000 8.750%,  6/15/2031
h
1,345,090
NuStar Logistics, LP
1,226,000 6.375%,  10/1/2030 1,269,638
PBF Holding Company, LLC/PBF
Finance Corporation
1,185,000 6.000%,  2/15/2028 1,177,718
1,700,000 7.875%,  9/15/2030
h
1,678,442
Permian Resources Operating,
LLC
1,189,000 7.000%,  1/15/2032
h
1,233,157
Prairie Acquiror, LP
1,261,000 9.000%,  8/1/2029
h
1,312,833
Precision Drilling Corporation
1,667,000 6.875%,  1/15/2029
h
1,675,955
Range Resources Corporation
1,745,000 4.750%,  2/15/2030
h
1,706,831
Rockies Express Pipeline, LLC
1,610,000 4.950%,  7/15/2029
h
1,596,940
Saturn Oil & Gas, Inc.
411,000 9.625%,  6/15/2029
h,i
425,781
SESI, LLC
1,130,000 7.875%,  9/30/2030
e,h
1,130,000
SM Energy Company
450,000 7.000%,  8/1/2032
h
450,347
Sunoco, LP/Sunoco Finance
Corporation
1,200,000 4.500%,  5/15/2029 1,170,651
850,000 4.500%,  4/30/2030 818,420
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
2,978,000 6.750%,  3/15/2034
h
2,948,111
Talos Production, Inc.
472,000 9.000%,  2/1/2029
h
488,061
TGNR Intermediate Holdings, LLC
2,143,000 5.500%,  10/15/2029
h
2,097,021
Tidewater, Inc.
420,000 9.125%,  7/15/2030
h
450,429
Transocean International, Ltd.
1,430,000 8.250%,  5/15/2029
h
1,409,789
1,845,000 8.500%,  5/15/2031
h
1,808,157
USA Compression Partners, LP/
USA Compression Finance
Corporation
800,000 6.875%,  9/1/2027 799,820
1,140,000 6.250%,  10/1/2033
h
1,144,361
Valaris, Ltd.
1,944,000 8.375%,  4/30/2030
h
2,017,569
Venture Global LNG, Inc.
1,076,000 8.125%,  6/1/2028
h
1,113,735
1,800,000 9.000%,  9/30/2029
b,h,l
1,783,943
Principal
Amount Long-Term Fixed Income  96.2% Value
Energy  12.1% - continued
$ 2,247,000 7.000%,  1/15/2030
h,i
$ 2,325,117
3,872,000 8.375%,  6/1/2031
h
4,065,485
Venture Global Plaquemines LNG,
LLC
850,000 7.500%,  5/1/2033
h
939,259
1,690,000 6.500%,  1/15/2034
h
1,778,991
Vital Energy, Inc.
819,000 7.750%,  7/31/2029
h
811,064
1,130,000 7.875%,  4/15/2032
h,i
1,096,933
Weatherford International, Ltd.
743,000 8.625%,  4/30/2030
h
759,532
Total 103,240,637
Financials  13.2%
Acrisure, LLC/Acrisure Finance,
Inc.
1,590,000 6.000%,  8/1/2029
h
1,567,370
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
842,000 6.950%,  3/10/2055
b
881,319
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
2,083,000 6.750%,  10/15/2027
h
2,087,487
855,000 6.750%,  4/15/2028
h
870,155
843,000 5.875%,  11/1/2029
h,i
838,604
390,000 7.000%,  1/15/2031
h
402,959
Ally Financial, Inc.
541,000 2.200%,  11/2/2028 505,640
AmWINS Group, Inc.
630,000 6.375%,  2/15/2029
h
642,809
1,872,000 4.875%,  6/30/2029
h
1,819,380
Avolon Holdings Funding, Ltd.
460,000 2.528%,  11/18/2027
h
442,268
Azorra Finance, Ltd.
2,000,000 7.750%,  4/15/2030
h
2,104,778
1,700,000 7.250%,  1/15/2031
h
1,770,195
Baldwin Insurance Group
Holdings, LLC/Baldwin
Insurance Group Holdings
Finance
842,000 7.125%,  5/15/2031
h
874,038
Bank of America Corporation
570,000 6.250%,  7/26/2030
b,l
577,283
Barclays plc
1,199,000 6.125%,  12/15/2025
b,l
1,199,203
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
380,000 7.625%,  2/11/2035
b,h
399,760
BNP Paribas SA
421,000 4.625%,  1/12/2027
b,h,l
414,365
570,000 7.450%,  6/27/2035
b,h,i,l
594,936
Burford Capital Global Finance,
LLC
2,222,000 9.250%,  7/1/2031
h
2,361,022
990,000 7.500%,  7/15/2033
h
1,007,424
Citigroup, Inc.
405,000 6.250%,  8/15/2026
b,l
407,555
570,000 6.875%,  8/15/2030
b,l
587,417
Constellation Insurance, Inc.
384,000 6.800%,  1/24/2030
h
386,929

High Yield Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.2% Value
Financials  13.2% - continued
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
$ 1,990,000 5.950%,  9/17/2030
h
$ 1,942,398
Encore Capital Group, Inc.
384,000 9.250%,  4/1/2029
h
405,181
1,700,000 6.625%,  4/15/2031
e,h
1,695,053
FirstCash, Inc.
1,610,000 4.625%,  9/1/2028
h
1,578,531
842,000 5.625%,  1/1/2030
h
840,779
Freedom Mortgage Holdings, LLC
1,925,000 9.250%,  2/1/2029
h
2,025,438
570,000 8.375%,  4/1/2032
h
597,446
1,140,000 7.875%,  4/1/2033
h
1,174,402
FTAI Aviation Investors, LLC
1,839,000 7.000%,  5/1/2031
h
1,923,701
1,121,000 7.000%,  6/15/2032
h
1,173,151
GGAM Finance, Ltd.
911,000 8.000%,  2/15/2027
h
932,375
791,000 8.000%,  6/15/2028
h
837,237
634,000 6.875%,  4/15/2029
h
657,465
Global Aircraft Leasing Company,
Ltd.
2,050,000 8.750%,  9/1/2027
h
2,117,933
Global Net Lease, Inc.
501,000 4.500%,  9/30/2028
h
490,096
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
2,770,000 3.750%,  12/15/2027
h
2,688,571
goeasy, Ltd.
1,980,000 6.875%,  2/15/2031
h
1,918,213
HAT Holdings I, LLC/HAT Holdings
II, LLC
531,000 8.000%,  6/15/2027
h
552,815
Howard Hughes Corporation
512,000 4.125%,  2/1/2029
h
491,152
HSBC Holdings plc
871,000 6.875%,  9/11/2029
b,l
902,652
HUB International, Ltd.
2,343,000 5.625%,  12/1/2029
h
2,340,644
380,000 7.250%,  6/15/2030
h
396,304
624,000 7.375%,  1/31/2032
h
649,796
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
2,074,000 5.250%,  5/15/2027 2,038,630
Intesa Sanpaolo SPA
541,000 4.198%,  6/1/2032
b,h
511,377
Jane Street Group/JSG Finance,
Inc.
477,000 4.500%,  11/15/2029
h
465,662
505,000 7.125%,  4/30/2031
h
529,691
1,280,000 6.125%,  11/1/2032
h
1,297,356
1,700,000 6.750%,  5/1/2033
h
1,765,678
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
601,000 5.000%,  8/15/2028
h
580,677
1,121,000 6.625%,  10/15/2031
h
1,128,464
Jefferson Capital Holdings, LLC
627,000 6.000%,  8/15/2026
h
626,850
1,961,000 9.500%,  2/15/2029
h
2,065,362
710,000 8.250%,  5/15/2030
h
742,536
Principal
Amount Long-Term Fixed Income  96.2% Value
Financials  13.2% - continued
JPMorgan Chase & Company
$ 1,966,000
6.730%,  (TSFR3M +
2.745%), 1/1/2026
b,l
$ 1,972,411
406,000 3.650%,  6/1/2026
b,l
401,548
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
1,267,000 4.750%,  6/15/2029
h
1,243,296
Liberty Mutual Group, Inc.
252,000 4.125%,  12/15/2051
b,h
247,513
Macquarie AirFinance Holdings,
Ltd.
1,070,000 6.400%,  3/26/2029
h
1,126,835
825,000 6.500%,  3/26/2031
h
883,743
Midcap Financial Issuer Trust
812,000 6.500%,  5/1/2028
h
806,439
MPT Operating Partnership, LP/
MPT Finance Corporation
1,444,000 4.625%,  8/1/2029
i
1,205,046
790,000 8.500%,  2/15/2032
h
839,424
Nationstar Mortgage Holdings,
Inc.
818,000 6.500%,  8/1/2029
h
839,176
881,000 5.125%,  12/15/2030
h
888,753
NatWest Group plc
541,000 8.125%,  11/10/2033
b,l
609,033
Navient Corporation
512,000 5.500%,  3/15/2029
i
501,919
Nippon Life Insurance Company
570,000 6.500%,  4/30/2055
b,h
613,740
OneMain Finance Corporation
1,678,000 3.500%,  1/15/2027 1,639,947
1,135,000 6.750%,  3/15/2032 1,156,021
2,400,000 7.125%,  9/15/2032 2,479,291
Osaic Holdings, Inc.
1,190,000 6.750%,  8/1/2032
h
1,229,075
570,000 8.000%,  8/1/2033
h
590,746
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
1,273,000 4.875%,  5/15/2029
h
1,241,171
PennyMac Financial Services, Inc.
1,700,000 6.875%,  5/15/2032
h
1,761,535
730,000 6.875%,  2/15/2033
h
754,168
Phoenix Aviation Capital, Ltd.
1,360,000 9.250%,  7/15/2030
h
1,446,923
PNC Financial Services Group,
Inc.
842,000 3.400%,  9/15/2026
b,l
816,090
PRA Group, Inc.
1,598,000 8.375%,  2/1/2028
h
1,634,449
RHP Hotel Properties, LP/RHP
Finance Corporation
842,000 4.500%,  2/15/2029
h
825,769
Rithm Capital Corporation
850,000 8.000%,  7/15/2030
h
870,188
RLJ Lodging Trust, LP
681,000 4.000%,  9/15/2029
h
643,078
Rocket Companies, Inc.
850,000 6.125%,  8/1/2030
h
872,372
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
3,282,000 3.875%,  3/1/2031
h
3,064,875
945,000 4.000%,  10/15/2033
h,i
863,053

High Yield Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.2% Value
Financials  13.2% - continued
Ryan Specialty, LLC
$ 1,685,000 5.875%,  8/1/2032
h
$ 1,703,848
Service Properties Trust
1,041,000 8.375%,  6/15/2029 1,057,000
865,000 8.625%,  11/15/2031
h
920,960
SLM Corporation
570,000 6.500%,  1/31/2030 593,978
Societe Generale SA
845,000 8.125%,  11/21/2029
b,h,l
885,148
Starwood Property Trust, Inc.
850,000 5.250%,  10/15/2028
e,h
850,246
1,140,000 6.500%,  10/15/2030
h
1,177,582
424,000 5.750%,  1/15/2031
e,h
423,736
Stonex Escrow Issuer, LLC
1,690,000 6.875%,  7/15/2032
h
1,739,545
Synchrony Financial
403,000 7.250%,  2/2/2033 430,039
UBS Group AG
1,420,000 7.000%,  2/10/2030
b,h,l
1,455,145
United Wholesale Mortgage, LLC
1,975,000 5.500%,  4/15/2029
h
1,947,851
UWM Holdings, LLC
707,000 6.625%,  2/1/2030
h
719,219
Wells Fargo & Company
405,000 3.900%,  3/15/2026
b,l
401,067
XHR, LP
840,000 4.875%,  6/1/2029
h
822,715
423,000 6.625%,  5/15/2030
h
434,621
Total 112,456,839
Foreign Government  0.2%
Teine Energy, Ltd.
2,027,000 6.875%,  4/15/2029
h
1,994,272
Total 1,994,272
Technology  7.2%
Acuris Finance US, Inc./Acuris
Finance SARL
850,000 9.000%,  8/1/2029
h
888,250
Amentum Holdings, Inc.
1,228,000 7.250%,  8/1/2032
h
1,275,113
AthenaHealth Group, Inc.
2,292,000 6.500%,  2/15/2030
h,i
2,273,247
Block, Inc.
1,140,000 5.625%,  8/15/2030
h
1,155,023
3,086,000 6.500%,  5/15/2032 3,194,029
1,130,000 6.000%,  8/15/2033
h
1,157,165
Boost Newco Borrower, LLC
1,224,000 7.500%,  1/15/2031
h
1,298,534
CACI International, Inc.
528,000 6.375%,  6/15/2033
h
544,659
Central Parent, Inc./CDK Global,
Inc.
842,000 7.250%,  6/15/2029
h
725,008
Cloud Software Group, Inc.
3,424,000 6.500%,  3/31/2029
h
3,454,886
3,182,000 9.000%,  9/30/2029
h
3,300,391
CommScope Technologies, LLC
1,136,000 5.000%,  3/15/2027
h
1,127,073
CommScope, LLC
431,000 4.750%,  9/1/2029
h
428,233
Consensus Cloud Solutions, Inc.
396,000 6.000%,  10/15/2026
h
395,236
Principal
Amount Long-Term Fixed Income  96.2% Value
Technology  7.2% - continued
CoreWeave, Inc.
$ 850,000 9.250%,  6/1/2030
h
$ 877,875
850,000 9.000%,  2/1/2031
h
871,147
Diebold Nixdorf, Inc.
1,130,000 7.750%,  3/31/2030
h
1,191,997
Fair Isaac Corporation
1,130,000 6.000%,  5/15/2033
h
1,144,061
Gen Digital, Inc.
944,000 7.125%,  9/30/2030
h
972,027
570,000 6.250%,  4/1/2033
h
581,901
Helios Software Holdings, Inc./ION
Corporate Solutions Finance
SARL
851,000 8.750%,  5/1/2029
h
882,025
II-VI, Inc.
902,000 5.000%,  12/15/2029
h
889,556
ION Platform Finance US, Inc.
990,000 7.875%,  9/30/2032
h
983,496
Iron Mountain, Inc.
3,225,000 5.250%,  3/15/2028
h
3,219,395
890,000 5.000%,  7/15/2028
h
884,645
1,560,000 5.250%,  7/15/2030
h
1,542,788
940,000 4.500%,  2/15/2031
h
897,254
Kioxia Holdings Corporation
1,280,000 6.250%,  7/24/2030
h
1,305,605
990,000 6.625%,  7/24/2033
h
1,017,750
McAfee Corporation
1,245,000 7.375%,  2/15/2030
h,i
1,154,851
NCR Atleos Corporation
633,000 9.500%,  4/1/2029
h
685,236
NCR Voyix Corporation
1,124,000 5.000%,  10/1/2028
h
1,107,205
660,000 5.125%,  4/15/2029
h
649,387
Neptune Bidco US, Inc.
1,199,000 9.290%,  4/15/2029
h
1,177,046
Open Text Corporation
2,284,000 3.875%,  12/1/2029
h
2,158,952
Open Text Holdings, Inc.
1,578,000 4.125%,  2/15/2030
h
1,494,835
Pitney Bowes, Inc.
396,000 6.875%,  3/15/2027
h
395,686
RingCentral, Inc.
1,960,000 8.500%,  8/15/2030
h
2,085,505
Rocket Software, Inc.
953,000 9.000%,  11/28/2028
h
982,373
Sabre GLBL, Inc.
570,000 11.125%,  7/15/2030
h
552,017
Seagate Data Storage Technology,
Private Ltd.
2,483,000 4.091%,  6/1/2029
h
2,402,126
Sensata Technologies BV
2,376,000 4.000%,  4/15/2029
h
2,280,182
Sensata Technologies, Inc.
450,000 3.750%,  2/15/2031
h
415,295
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
198,000 6.750%,  8/15/2032
h
204,710
SS&C Technologies, Inc.
1,683,000 6.500%,  6/1/2032
h
1,739,948
UKG, Inc.
1,571,000 6.875%,  2/1/2031
h
1,621,013
Viavi Solutions, Inc.
978,000 3.750%,  10/1/2029
h
922,087

High Yield Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.2% Value
Technology  7.2% - continued
Xerox Holdings Corporation
$ 1,095,000 5.500%,  8/15/2028
h
$ 643,331
Total 61,150,154
Transportation  1.8%
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
401,000 5.500%,  4/20/2026
h
401,177
1,241,000 5.750%,  4/20/2029
h
1,245,747
Avianca Midco 2 plc
1,420,000 9.000%,  12/1/2028
h
1,418,225
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
1,004,000 5.375%,  3/1/2029
h,i
979,064
DCLI Bidco, LLC
757,000 7.750%,  11/15/2029
h
787,107
OneSky Flight, LLC
1,694,000 8.875%,  12/15/2029
h
1,781,331
Rand Parent, LLC
1,974,000 8.500%,  2/15/2030
h,i
2,051,114
RXO, Inc.
2,176,000 7.500%,  11/15/2027
h
2,212,626
Star Leasing Company, LLC
1,280,000 7.625%,  2/15/2030
h
1,243,817
Stena International SA
1,255,000 7.250%,  1/15/2031
h
1,279,496
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
461,000 7.875%,  5/1/2027
h
468,188
1,441,000 6.375%,  2/1/2030
h,i
1,404,512
Total 15,272,404
Utilities  3.8%
AES Corporation
541,000 7.600%,  1/15/2055
b
560,398
Algonquin Power & Utilities
Corporation
2,145,000 4.750%,  1/18/2082
b
2,092,983
Alpha Generation, LLC
719,000 6.750%,  10/15/2032
h
742,217
Calpine Corporation
1,290,000 4.500%,  2/15/2028
h
1,284,558
Dominion Energy, Inc.
541,000 7.000%,  6/1/2054
b
586,599
Duke Energy Corporation
550,000 6.450%,  9/1/2054
b
580,953
Edison International
711,000 5.000%,  12/15/2026
b,l
673,664
Hawaiian Electric Company, Inc.
570,000 6.000%,  10/1/2033
h
574,955
Leeward Renewable Energy
Operations, LLC
1,065,000 4.250%,  7/1/2029
h
1,003,628
Lightning Power, LLC
1,230,000 7.250%,  8/15/2032
h
1,302,221
Long Ridge Energy, LLC
1,700,000 8.750%,  2/15/2032
h
1,747,444
NiSource, Inc.
365,000 6.375%,  3/31/2055
b
377,771
NRG Energy, Inc.
1,340,000 5.250%,  6/15/2029
h
1,335,662
671,000 6.000%,  2/1/2033
h
681,448
2,830,000 5.750%,  1/15/2034
e,h
2,827,111
Principal
Amount Long-Term Fixed Income  96.2% Value
Utilities  3.8% - continued
$ 671,000 6.250%,  11/1/2034
h
$ 687,836
PG&E Corporation
634,000 7.375%,  3/15/2055
b
651,340
Talen Energy Supply, LLC
1,868,000 8.625%,  6/1/2030
h
1,982,955
Terraform Global Operating, LLC
1,183,000 6.125%,  3/1/2026
h
1,168,047
TerraForm Power Operating, LLC
3,745,000 5.000%,  1/31/2028
h
3,717,972
Vistra Corporation
4,065,000 7.000%,  12/15/2026
b,h,l
4,127,073
Vistra Operations Company, LLC
1,307,000 5.000%,  7/31/2027
h
1,302,675
XPLR Infrastructure Operating
Partners, LP
1,596,000 3.875%,  10/15/2026
h
1,573,090
397,000 8.375%,  1/15/2031
h,i
416,056
397,000 8.625%,  3/15/2033
h,i
416,330
Total 32,414,986
Total Long-Term Fixed Income
(cost $810,799,713) 819,895,695
Shares
Collateral Held for Securities
Loaned 8.3% Value
70,498,588 Thrivent Cash Management Trust 70,498,588
Total Collateral Held for
Securities Loaned
(cost $70,498,588) 70,498,588
Shares Preferred Stock 0.2% Value
Capital Goods  0.2%
21,904 Boeing Company, Convertible,
6.000% 1,523,861
Total 1,523,861
Total Preferred Stock
(cost $1,205,057) 1,523,861
Shares or
Principal
Amount Short-Term Investments 2.0% Value
State Street Institutional U.S.
Government Money Market
Fund
17,240,039 4.090%
m
17,240,039
Total Short-Term Investments
(cost $17,240,039) 17,240,039
Total Investments (cost
$917,295,019) 108.7% $926,410,470
Other Assets and Liabilities, Net
(8.7%) (73,801,041)
Total Net Assets 100.0% $852,609,429
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.

High Yield Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

b Denotes variable rate securities. The rate shown is as of
September 30, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Defaulted security.  Interest is not being accrued.
g In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2025, the value of these investments was $723,220,733 or
84.8% of total net assets.
i All or a portion of the security is on loan.
j Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of September 30, 2025.
k In bankruptcy.  Income is being accrued per the bankruptcy agreement terms.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m The interest rate shown reflects the yield.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Portfolio as of September 30, 2025 was $23,013 or 0.00% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 30, 2025.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
4/26/2024 4/26/2019 $ 563,723
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 3,026,704
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of
September 30, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 67,789,731
Total lending $67,789,731
Gross amount payable upon return of
collateral for securities loaned $70,498,588
Net amounts due to counterparty $2,708,857
Definitions:
DAC - Designated Activity Company
PIK - Payment-In-Kind
plc - Public Limited Company
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

High Yield Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2025, in valuing High Yield Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,584,851 – – 1,584,851
Capital Goods 1,697,824 – 1,697,824 –
Communications Services 3,707,401 – 3,707,401 –
Consumer Cyclical 2,731,268 – 2,731,268 –
Consumer Non-Cyclical 4,795,044 – 4,795,044 –
Financials 267,541 – 267,541 –
Technology 806,362 – 806,362 –
Transportation 1,661,996 – 1,661,996 –
Long-Term Fixed Income
Basic Materials 53,025,395 – 53,025,395 –
Capital Goods 85,438,337 – 85,438,337 –
Communications Services 103,636,731 – 103,636,731 –
Consumer Cyclical 158,316,894 – 158,316,894 –
Consumer Non-Cyclical 92,949,046 – 92,949,046 –
Energy 103,240,637 – 103,240,637 –
Financials 112,456,839 – 112,456,839 –
Foreign Government 1,994,272 – 1,994,272 –
Technology 61,150,154 – 61,150,154 –
Transportation 15,272,404 – 15,272,404 –
Utilities 32,414,986 – 32,414,986 –
Preferred Stock
Capital Goods 1,523,861 1,523,861 – –
Short-Term Investments 17,240,039 17,240,039 – –
Subtotal Investments in Securities $855,911,882 $18,763,900 $835,563,131 $1,584,851
Other Investments  * Total
Collateral Held for Securities Loaned 70,498,588
Subtotal Other Investments $70,498,588
Total Investments at Value $926,410,470
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

High Yield Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
9/30/2025
Shares Held at
9/30/2025
% of Net
Assets
9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $25,904 $12,143 $38,047 $– – –
Total Affiliated Short-Term Investments 25,904 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 49,599 269,251 248,351 70,499 70,499 8.3%
Total Collateral Held for Securities Loaned 49,599 70,499 8.3
Total Value $75,503 $70,499
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $10 ($10) $ – $59
Total Income/Non Cash Income from Affiliated
Investments $59
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 255
Total Affiliated Income from Securities Loaned, Net $255
Total Value $10 ($10) $ –

Income Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 97.2% Value
Asset-Backed Securities  <0.1%
GMAC Mortgage Corporation
Loan Trust
$ 84,425
4.772%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
a,b
$ 39,926
Total 39,926
Basic Materials  2.2%
Air Products and Chemicals, Inc.
3,800,000 4.900%,  10/11/2032 3,901,322
Anglo American Capital plc
1,484,000 4.750%,  4/10/2027
c
1,494,824
3,050,000 5.750%,  4/5/2034
c
3,201,103
Eastman Chemical Company
3,050,000 5.000%,  8/1/2029 3,106,024
FMC Corporation
2,650,000 8.450%,  11/1/2055
b
2,796,768
Glencore Funding, LLC
1,800,000 3.375%,  9/23/2051
c
1,233,497
1,950,000 2.500%,  9/1/2030
c
1,778,882
International Flavors & Fragrances,
Inc.
313,000 1.832%,  10/15/2027
c
297,782
3,943,000 2.300%,  11/1/2030
c
3,528,057
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
1,700,000 5.350%,  3/15/2034 1,773,162
Smurfit Kappa Treasury, ULC
1,300,000 5.777%,  4/3/2054 1,325,630
1,800,000 5.438%,  4/3/2034 1,866,167
Smurfit Westrock Financing DAC
1,200,000 5.418%,  1/15/2035 1,236,565
Total 27,539,783
Capital Goods  4.7%
Amrize Finance US, LLC
2,250,000 4.950%,  4/7/2030
c
2,299,682
BAE Systems plc
625,000 5.500%,  3/26/2054
c,d
633,786
1,550,000 3.400%,  4/15/2030
c
1,493,887
1,600,000 1.900%,  2/15/2031
c
1,408,014
Boeing Company
1,250,000 5.805%,  5/1/2050 1,248,830
1,825,000 6.858%,  5/1/2054 2,081,783
1,950,000 5.930%,  5/1/2060 1,948,040
900,000 6.528%,  5/1/2034 994,920
3,000,000 5.705%,  5/1/2040 3,061,146
Carrier Global Corporation
1,550,000 2.700%,  2/15/2031 1,422,734
CNH Industrial Capital, LLC
2,150,000 4.550%,  4/10/2028 2,166,551
General Dynamics Corporation
2,100,000 4.950%,  8/15/2035 2,139,222
General Electric Company
800,000 4.900%,  1/29/2036 811,146
GFL Environmental, Inc.
3,700,000 6.750%,  1/15/2031
c
3,871,756
Howmet Aerospace, Inc.
3,750,000 3.000%,  1/15/2029 3,618,139
1,900,000 5.950%,  2/1/2037 2,057,619
Lockheed Martin Corporation
2,300,000 5.000%,  8/15/2035 2,336,498
Principal
Amount Long-Term Fixed Income  97.2% Value
Capital Goods  4.7% - continued
Northrop Grumman Corporation
$ 1,550,000 4.700%,  3/15/2033 $ 1,560,807
Regal Rexnord Corporation
2,100,000 6.050%,  4/15/2028 2,172,308
1,800,000 6.300%,  2/15/2030 1,908,538
Republic Services, Inc.
4,100,000 4.875%,  4/1/2029 4,202,366
RTX Corporation
1,000,000 3.030%,  3/15/2052 659,228
1,150,000 6.400%,  3/15/2054 1,286,635
1,850,000 6.000%,  3/15/2031 1,996,857
1,150,000 6.100%,  3/15/2034 1,259,243
925,000 4.450%,  11/16/2038 870,480
Spirit AeroSystems, Inc.
5,150,000 4.600%,  6/15/2028 5,143,389
Waste Connections, Inc.
3,400,000 5.000%,  3/1/2034 3,471,271
Wrangler Holdco Corporation
1,500,000 6.625%,  4/1/2032
c
1,564,048
Total 59,688,923
Collateralized Mortgage Obligations  1.0%
GCAT Trust
4,598,577
6.000%,  12/25/2054, Ser.
2024-INV4, Class A1
b,c
4,661,449
PMT Loan Trust
4,919,698
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
b,c
4,986,960
2,600,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
b,c
2,668,135
Wachovia Mortgage Loan Trust,
LLC
14,140
6.988%,  5/20/2036, Ser.
2006-A, Class 2A1
b
13,801
Total 12,330,345
Commercial Mortgage-Backed Securities  0.3%
HTAP Issuer Trust
3,666,943
6.500%,  11/25/2042, Ser.
2025-1, Class A
c
3,671,385
Total 3,671,385
Communications Services  6.2%
American Tower Corporation
3,300,000 5.650%,  3/15/2033 3,480,844
1,500,000 5.350%,  3/15/2035 1,540,456
AppLovin Corporation
3,550,000 5.375%,  12/1/2031 3,672,389
AT&T, Inc.
2,250,000 3.650%,  6/1/2051 1,627,032
2,300,000 3.500%,  9/15/2053 1,590,917
3,087,000 2.550%,  12/1/2033 2,628,609
3,550,000 5.400%,  2/15/2034 3,689,675
1,700,000 4.500%,  3/9/2048 1,440,971
CCO Holdings, LLC/CCO Holdings
Capital Corporation
3,400,000 4.750%,  2/1/2032
c,d
3,144,190
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
1,000,000 6.700%,  12/1/2055 1,011,950
1,200,000 6.550%,  6/1/2034 1,278,860

Income Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.2% Value
Communications Services  6.2% - continued
$ 1,700,000 6.384%,  10/23/2035 $ 1,780,970
1,150,000 5.850%,  12/1/2035 1,160,985
2,500,000 3.500%,  6/1/2041 1,824,009
1,350,000 6.484%,  10/23/2045 1,333,675
Comcast Corporation
1,850,000 6.050%,  5/15/2055
d
1,911,914
1,700,000 5.300%,  6/1/2034 1,763,694
3,350,000 5.300%,  5/15/2035 3,444,468
2,650,000 4.600%,  10/15/2038 2,496,850
1,200,000 4.650%,  7/15/2042 1,088,997
Meta Platforms, Inc.
2,250,000 4.950%,  5/15/2033 2,329,626
Netflix, Inc.
1,300,000 6.375%,  5/15/2029 1,400,677
3,800,000 4.875%,  6/15/2030
c
3,905,815
Paramount Global
2,000,000 7.875%,  7/30/2030 2,232,956
Sprint Capital Corporation
230,000 6.875%,  11/15/2028 247,399
5,200,000 8.750%,  3/15/2032 6,335,076
T-Mobile USA, Inc.
3,400,000 3.400%,  10/15/2052 2,329,678
1,300,000 3.500%,  4/15/2031 1,236,607
2,000,000 5.125%,  5/15/2032 2,058,315
1,550,000 3.000%,  2/15/2041 1,164,706
Verizon Communications, Inc.
1,250,000 5.500%,  2/23/2054
d
1,231,194
1,600,000 4.000%,  3/22/2050 1,258,689
1,740,000 4.780%,  2/15/2035 1,711,659
2,350,000 5.250%,  4/2/2035 2,389,748
1,379,000 5.401%,  7/2/2037
c
1,401,009
2,700,000 3.400%,  3/22/2041 2,133,293
Videotron, Ltd.
3,100,000 3.625%,  6/15/2029
c,d
3,005,353
Total 78,283,255
Consumer Cyclical  5.7%
Amazon.com, Inc.
1,300,000 3.100%,  5/12/2051 904,396
American Honda Finance
Corporation
1,450,000 5.050%,  7/10/2031 1,488,473
1,900,000 5.150%,  7/9/2032 1,946,775
D.R. Horton, Inc.
2,700,000 5.000%,  10/15/2034 2,730,783
Daimler Truck Finance North
America, LLC
2,700,000 5.400%,  9/20/2028
c
2,786,586
2,500,000 2.375%,  12/14/2028
c
2,355,725
Expedia Group, Inc.
1,900,000 3.250%,  2/15/2030 1,815,346
Ford Motor Credit Company, LLC
2,100,000 5.850%,  5/17/2027 2,125,961
1,750,000 6.800%,  5/12/2028 1,817,519
1,500,000 5.303%,  9/6/2029 1,496,263
General Motors Financial
Company, Inc.
2,800,000 5.750%,  2/8/2031 2,917,163
2,200,000 6.400%,  1/9/2033 2,359,168
GLP Capital, LP
2,500,000 3.250%,  1/15/2032 2,249,180
Principal
Amount Long-Term Fixed Income  97.2% Value
Consumer Cyclical  5.7% - continued
Harley-Davidson Financial
Services, Inc.
$ 1,044,000 6.500%,  3/10/2028
c
$ 1,092,754
Home Depot, Inc.
1,050,000 4.950%,  6/25/2034 1,075,175
1,680,000 4.250%,  4/1/2046 1,442,559
Hyundai Capital America
2,750,000 1.800%,  1/10/2028
c
2,600,359
1,000,000 4.250%,  9/18/2028
c
997,707
4,350,000 6.200%,  9/21/2030
c
4,639,787
Las Vegas Sands Corporation
3,350,000 6.000%,  8/15/2029 3,489,108
Lowe's Companies, Inc.
1,450,000 5.625%,  4/15/2053 1,441,957
3,000,000 2.625%,  4/1/2031 2,737,849
Marriott International, Inc./MD
1,900,000 4.625%,  6/15/2030 1,918,965
1,450,000 5.100%,  4/15/2032 1,488,149
McDonald's Corporation
2,175,000 4.450%,  3/1/2047 1,882,813
Ralph Lauren Corporation
2,300,000 5.000%,  6/15/2032 2,356,389
Royal Caribbean Cruises, Ltd.
2,900,000 6.250%,  3/15/2032
c
2,994,014
Stellantis Finance US, Inc.
1,300,000 5.350%,  3/17/2028
c
1,316,424
Stellantis Financial Services US
Corporation
2,000,000 4.950%,  9/15/2028
c
1,999,473
Target Corporation
1,250,000 4.500%,  9/15/2034 1,233,228
Toll Brothers Finance Corporation
1,800,000 3.800%,  11/1/2029 1,762,014
Toyota Motor Credit Corporation
2,600,000 5.350%,  1/9/2035 2,718,910
VICI Properties, LP/VICI Note
Company, Inc.
180,000 4.250%,  12/1/2026
c
179,312
3,000,000 5.750%,  2/1/2027
c
3,037,441
1,300,000 3.750%,  2/15/2027
c
1,285,668
180,000 4.625%,  12/1/2029
c
178,227
Walmart, Inc.
1,700,000 4.500%,  9/9/2052 1,524,148
Total 72,385,768
Consumer Non-Cyclical  9.0%
Abbott Laboratories
2,000,000 6.000%,  4/1/2039 2,213,291
AbbVie, Inc.
2,125,000 5.400%,  3/15/2054 2,112,959
1,400,000 5.600%,  3/15/2055 1,432,461
1,050,000 5.050%,  3/15/2034 1,080,476
2,100,000 4.550%,  3/15/2035 2,067,240
2,600,000 4.300%,  5/14/2036 2,498,778
Amgen, Inc.
3,250,000 5.650%,  3/2/2053 3,241,687
1,900,000 5.250%,  3/2/2033 1,968,098
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,710,000 4.700%,  2/1/2036 1,688,287

Income Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.2% Value
Consumer Non-Cyclical  9.0% - continued
Anheuser-Busch InBev Worldwide,
Inc.
$ 2,200,000 4.439%,  10/6/2048 $ 1,911,886
AstraZeneca plc
2,900,000 2.125%,  8/6/2050 1,656,378
BAT Capital Corporation
2,150,000 6.250%,  8/15/2055 2,248,096
1,500,000 2.259%,  3/25/2028 1,433,414
2,500,000 6.343%,  8/2/2030 2,698,805
1,150,000 5.834%,  2/20/2031 1,216,308
1,900,000 7.750%,  10/19/2032 2,220,369
Bristol-Myers Squibb Company
1,450,000 5.550%,  2/22/2054 1,445,158
1,150,000 6.250%,  11/15/2053 1,255,773
Bunge, Ltd. Finance Corporation
2,750,000 5.250%,  4/21/2032 2,832,163
775,000 4.650%,  9/17/2034 759,731
Cargill, Inc.
1,750,000 3.125%,  5/25/2051
c
1,187,507
Cigna Group
2,400,000 4.875%,  9/15/2032 2,424,199
Constellation Brands, Inc.
1,350,000 4.800%,  1/15/2029 1,371,149
CVS Health Corporation
2,500,000 5.625%,  2/21/2053 2,375,670
2,150,000 5.550%,  6/1/2031 2,248,890
1,300,000 2.125%,  9/15/2031 1,128,416
2,250,000 5.050%,  3/25/2048 2,001,909
Eli Lilly & Company
1,600,000 5.100%,  2/9/2064 1,511,342
1,900,000 5.500%,  2/12/2055 1,940,712
1,750,000 4.700%,  2/27/2033 1,785,475
HCA, Inc.
2,900,000 5.450%,  4/1/2031 3,014,490
2,350,000 5.500%,  3/1/2032 2,448,304
Imperial Brands Finance plc
2,350,000 5.625%,  7/1/2035
c
2,396,826
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
1,600,000 3.625%,  1/15/2032 1,491,461
1,100,000 3.000%,  5/15/2032 984,142
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
3,600,000 6.375%,  2/25/2055
c
3,748,301
Kenvue, Inc.
1,100,000 5.000%,  3/22/2030 1,129,948
Keurig Dr Pepper, Inc.
3,000,000 4.600%,  5/15/2030 3,001,061
L'Oreal SA
1,050,000 5.000%,  5/20/2035
c
1,080,997
Mars, Inc.
3,800,000 4.800%,  3/1/2030
c
3,871,353
1,350,000 5.000%,  3/1/2032
c
1,381,141
700,000 5.650%,  5/1/2045
c
710,098
Mattel, Inc.
1,500,000 3.375%,  4/1/2026
c
1,489,232
Medtronic, Inc.
2,700,000 4.375%,  3/15/2035 2,649,862
Nestle Holdings, Inc.
2,400,000 4.850%,  3/14/2033
c
2,471,815
Principal
Amount Long-Term Fixed Income  97.2% Value
Consumer Non-Cyclical  9.0% - continued
PepsiCo, Inc.
$ 1,625,000 5.250%,  7/17/2054 $ 1,602,358
Pfizer Investment Enterprises,
Private Ltd.
1,167,000 4.750%,  5/19/2033 1,178,964
Philip Morris International, Inc.
1,750,000 5.500%,  9/7/2030 1,840,034
1,850,000 5.125%,  2/13/2031 1,914,557
2,435,000 5.750%,  11/17/2032 2,594,356
3,000,000 5.250%,  2/13/2034 3,097,769
3,300,000 4.875%,  4/30/2035
d
3,301,890
Roche Holdings, Inc.
2,800,000 2.607%,  12/13/2051
c
1,740,311
1,550,000 4.985%,  3/8/2034
c
1,600,363
Smithfield Foods, Inc.
1,200,000 3.000%,  10/15/2030
c
1,096,344
Sysco Corporation
1,000,000 6.600%,  4/1/2040 1,115,944
Takeda Pharmaceutical Company,
Ltd.
2,300,000 3.175%,  7/9/2050 1,556,769
2,600,000 5.300%,  7/5/2034 2,677,453
Total 113,142,770
Energy  6.4%
BP Capital Markets America, Inc.
3,500,000 3.001%,  3/17/2052 2,277,743
BP Capital Markets plc
1,600,000 6.450%,  12/1/2033
b,e
1,708,414
Canadian Natural Resources, Ltd.
700,000 2.950%,  7/15/2030 655,873
Cheniere Energy Partners, LP
2,060,000 4.500%,  10/1/2029 2,053,402
2,000,000 4.000%,  3/1/2031 1,928,736
1,150,000 5.950%,  6/30/2033 1,217,387
2,650,000 5.550%,  10/30/2035
c
2,707,274
Cheniere Energy, Inc.
1,100,000 5.650%,  4/15/2034 1,133,924
Columbia Pipelines Holding
Company, LLC
3,750,000 5.097%,  10/1/2031
c
3,807,868
Diamondback Energy, Inc.
550,000 5.150%,  1/30/2030 566,429
550,000 5.400%,  4/18/2034 561,485
DT Midstream, Inc.
1,331,000 4.300%,  4/15/2032
c
1,273,042
Eastern Energy Gas Holdings, LLC
1,500,000 6.200%,  1/15/2055 1,572,055
Energy Transfer, LP
2,350,000 6.750%,  2/15/2056
b
2,345,764
1,100,000 8.000%,  5/15/2054
b
1,175,484
1,950,000 6.050%,  9/1/2054 1,914,668
1,500,000 6.500%,  11/15/2026
b,e
1,505,595
2,150,000 3.750%,  5/15/2030 2,087,801
1,100,000 5.550%,  5/15/2034 1,128,601
1,400,000 5.700%,  4/1/2035 1,445,611
Enterprise Products Operating,
LLC
1,350,000
7.433%,  (TSFR3M +
3.248%), 8/16/2077
b
1,348,346
EOG Resources, Inc.
1,050,000 5.000%,  7/15/2032 1,074,354

Income Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.2% Value
Energy  6.4% - continued
EQT Corporation
$ 1,500,000 7.500%,  6/1/2030 $ 1,654,688
Expand Energy Corporation
4,300,000 5.375%,  3/15/2030 4,372,279
1,500,000 4.750%,  2/1/2032 1,474,162
Kinder Morgan, Inc.
1,350,000 5.850%,  6/1/2035 1,421,808
MPLX, LP
1,750,000 4.800%,  2/15/2029 1,774,351
2,300,000 5.000%,  1/15/2033 2,294,396
1,050,000 5.500%,  6/1/2034 1,070,046
ONEOK, Inc.
4,400,000 6.350%,  1/15/2031 4,724,782
Ovintiv, Inc.
1,600,000 5.650%,  5/15/2028 1,647,853
Phillips 66 Company
800,000 6.200%,  3/15/2056
b
802,140
Pioneer Natural Resources
Company
1,800,000 2.150%,  1/15/2031 1,618,385
Plains All American Pipeline, LP/
PAA Finance Corporation
1,950,000 3.800%,  9/15/2030 1,879,896
Repsol E&P Capital Markets US,
LLC
2,400,000 5.204%,  9/16/2030
c
2,417,373
South Bow USA Infrastructure
Holdings, LLC
1,925,000 5.026%,  10/1/2029 1,947,098
Targa Resources Corporation
2,100,000 6.125%,  3/15/2033 2,233,265
725,000 5.500%,  2/15/2035 737,721
TotalEnergies Capital SA
3,375,000 5.488%,  4/5/2054 3,338,123
675,000 5.150%,  4/5/2034 700,556
TransCanada PipeLines, Ltd.
1,250,000 4.625%,  3/1/2034 1,218,578
Venture Global Plaquemines LNG,
LLC
800,000 6.500%,  1/15/2034
c
842,126
Williams Companies, Inc.
1,200,000 5.300%,  8/15/2052 1,126,238
1,700,000 7.500%,  1/15/2031 1,926,366
1,600,000 5.600%,  3/15/2035 1,660,403
2,000,000 4.850%,  3/1/2048 1,773,518
Total 80,146,007
Financials  37.0%
200 Park Funding Trust
1,200,000 5.740%,  2/15/2055
c
1,215,311
ABN AMRO Bank NV
1,500,000 4.988%,  12/3/2028
b,c
1,523,211
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,300,000 6.950%,  3/10/2055
b
1,360,706
3,100,000 6.150%,  9/30/2030 3,320,774
3,350,000 5.375%,  12/15/2031 3,464,697
1,900,000 3.400%,  10/29/2033 1,707,168
Air Lease Corporation
3,100,000 4.650%,  6/15/2026
b,e
3,059,210
2,000,000 3.000%,  2/1/2030 1,862,441
Aircastle, Ltd.
800,000 2.850%,  1/26/2028
c
771,415
Principal
Amount Long-Term Fixed Income  97.2% Value
Financials  37.0% - continued
$ 1,350,000 6.500%,  7/18/2028
c
$ 1,418,633
Allianz SE
150,000 6.550%,  10/30/2033
b,c,e
154,860
Ally Financial, Inc.
2,640,000 5.750%,  11/20/2025 2,641,567
800,000 5.737%,  5/15/2029
b
818,867
1,250,000 8.000%,  11/1/2031 1,424,962
American Express Company
3,400,000 5.085%,  1/30/2031
b
3,505,352
850,000 4.918%,  7/20/2033
b
864,797
2,000,000 5.284%,  7/26/2035
b
2,064,425
1,100,000 5.667%,  4/25/2036
b
1,162,154
American Homes 4 Rent, LP
1,550,000 2.375%,  7/15/2031 1,373,079
American International Group, Inc.
850,000 5.450%,  5/7/2035 885,451
Ameriprise Financial, Inc.
3,850,000 5.200%,  4/15/2035 3,921,852
ANZ Bank New Zealand, Ltd.
1,700,000 5.548%,  8/11/2032
b,c
1,732,289
1,500,000 5.898%,  7/10/2034
b,c
1,556,698
Aon North America, Inc.
1,600,000 5.450%,  3/1/2034 1,666,727
Ares Capital Corporation
1,800,000 2.875%,  6/15/2027 1,756,619
Arthur J. Gallagher & Company
2,000,000 5.150%,  2/15/2035 2,023,647
Aviation Capital Group, LLC
1,550,000 5.125%,  4/10/2030
c
1,573,514
Avolon Holdings Funding, Ltd.
900,000 4.950%,  1/15/2028
c
909,036
2,600,000 5.750%,  11/15/2029
c
2,701,023
2,300,000 4.900%,  10/10/2030
c
2,312,584
Banco Santander Mexico SA
900,000 5.621%,  12/10/2029
c
936,459
Banco Santander SA
2,400,000 5.294%,  8/18/2027 2,445,827
Bank of America Corporation
1,075,000 3.974%,  2/7/2030
b
1,067,068
1,970,000 3.194%,  7/23/2030
b
1,897,499
1,650,000 6.250%,  7/26/2030
b,e
1,671,081
1,675,000 5.162%,  1/24/2031
b
1,728,743
2,750,000 2.572%,  10/20/2032
b
2,464,720
3,800,000 4.571%,  4/27/2033
b
3,799,215
1,600,000 5.468%,  1/23/2035
b
1,670,770
4,750,000 5.511%,  1/24/2036
b
4,965,235
6,000,000 2.482%,  9/21/2036
b
5,209,053
1,800,000 4.244%,  4/24/2038
b
1,678,366
Bank of Montreal
3,650,000 6.875%,  11/26/2085
b
3,714,729
3,150,000 5.511%,  6/4/2031
d
3,317,874
Bank of New York Mellon
Corporation
2,900,000 4.942%,  2/11/2031
b
2,978,694
Bank of Nova Scotia
3,900,000 6.875%,  10/27/2085
b,f
3,888,375
Barclays plc
3,100,000 6.125%,  12/15/2025
b,e
3,100,526
2,150,000 4.837%,  9/10/2028
b
2,171,753
1,150,000 9.625%,  12/15/2029
b,e
1,305,551
1,100,000 5.367%,  2/25/2031
b
1,134,268
2,600,000 2.645%,  6/24/2031
b
2,391,348

Income Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.2% Value
Financials  37.0% - continued
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
$ 750,000 5.250%,  9/10/2029
c
$ 770,108
950,000 7.625%,  2/11/2035
b,c
999,400
Berkshire Hathaway Finance
Corporation
4,000,000 2.850%,  10/15/2050 2,623,889
950,000 4.250%,  1/15/2049 814,195
Blackstone Private Credit Fund
1,700,000 4.950%,  9/26/2027 1,709,341
Blackstone Reg Finance
Company, LLC
3,100,000 5.000%,  12/6/2034 3,132,355
Blackstone Secured Lending Fund
1,175,000 5.875%,  11/15/2027 1,204,002
Blue Owl Credit Income
Corporation
3,000,000 4.700%,  2/8/2027 2,994,821
850,000 6.600%,  9/15/2029 886,177
Blue Owl Technology Finance
Corporation
3,000,000 3.750%,  6/17/2026
c
2,973,348
BNP Paribas SA
1,550,000 4.792%,  5/9/2029
b,c
1,564,435
1,900,000 5.497%,  5/20/2030
b,c
1,964,746
2,000,000 5.786%,  1/13/2033
b,c
2,099,049
BPCE SA
1,000,000 6.612%,  10/19/2027
b,c
1,022,613
2,250,000 5.876%,  1/14/2031
b,c
2,349,852
1,650,000 6.508%,  1/18/2035
b,c
1,753,217
Brixmor Operating Partnership, LP
1,500,000 2.250%,  4/1/2028 1,428,604
Brookfield Asset Management,
Ltd.
600,000 6.077%,  9/15/2055 622,586
Brown & Brown, Inc.
250,000 6.250%,  6/23/2055 263,069
1,050,000 5.250%,  6/23/2032 1,076,585
Capital One Financial Corporation
3,900,000 6.312%,  6/8/2029
b
4,091,147
2,375,000 6.183%,  1/30/2036
b
2,463,718
3,750,000 5.197%,  9/11/2036
b
3,708,755
Capital One NA
2,990,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
3,096,075
Centene Corporation
3,605,000 3.375%,  2/15/2030 3,315,471
Charles Schwab Corporation
1,550,000 4.000%,  12/1/2030
b,e
1,454,462
Citadel Securities Global Holdings,
LLC
250,000 6.200%,  6/18/2035
c
262,619
Citigroup, Inc.
1,990,000 4.450%,  9/29/2027 1,998,100
2,500,000 4.075%,  4/23/2029
b
2,493,947
2,450,000 5.174%,  2/13/2030
b
2,513,248
2,150,000 6.950%,  2/15/2030
b,e
2,208,065
3,900,000 3.057%,  1/25/2033
b
3,550,484
2,350,000 5.449%,  6/11/2035
b
2,436,898
3,350,000 6.020%,  1/24/2036
b
3,509,409
Citizens Financial Group, Inc.
1,600,000 5.841%,  1/23/2030
b
1,667,653
1,425,000 5.718%,  7/23/2032
b
1,487,897
Principal
Amount Long-Term Fixed Income  97.2% Value
Financials  37.0% - continued
COPT Defense Properties, LP
$ 1,675,000 2.250%,  3/15/2026 $ 1,657,921
1,000,000 4.500%,  10/15/2030
f
993,406
Corebridge Financial, Inc.
1,550,000 6.375%,  9/15/2054
b
1,590,918
Corebridge Global Funding
2,050,000 5.200%,  6/24/2029
c
2,104,539
2,750,000 4.450%,  10/2/2030
c
2,746,511
Cousins Properties, LP
1,000,000 5.375%,  2/15/2032 1,025,272
Credit Agricole SA
2,300,000 7.125%,  9/23/2035
b,c,e
2,348,753
Credit Suisse Group AG
2,450,000 5.250%,  N/A
*,g
208,250
2,500,000 7.250%,  N/A
*,g
212,500
1,950,000 7.500%,  N/A
*,g
165,750
Deutsche Bank AG/New York, NY
2,650,000 5.373%,  1/10/2029
b
2,706,968
2,550,000 4.999%,  9/11/2030
b
2,586,517
2,500,000 5.297%,  5/9/2031
b
2,560,909
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
4,250,000 5.950%,  9/17/2030
c
4,148,337
Elevance Health, Inc.
1,250,000 5.125%,  2/15/2053 1,141,727
1,200,000 5.700%,  2/15/2055 1,187,700
1,250,000 6.100%,  10/15/2052 1,300,084
1,500,000 4.750%,  2/15/2033 1,504,624
EPR Properties
1,726,000 4.950%,  4/15/2028 1,739,352
Fairfax Financial Holdings, Ltd.
2,650,000 6.100%,  3/15/2055 2,716,958
Fifth Third Bancorp
1,550,000 4.895%,  9/6/2030
b
1,575,083
First Citizens BancShares, Inc./NC
3,900,000 5.600%,  9/5/2035
b
3,889,695
First-Citizens Bank & Trust
Company
4,350,000 6.125%,  3/9/2028 4,513,328
Fortitude Group Holdings, LLC
2,575,000 6.250%,  4/1/2030
c
2,673,619
Glitnir HoldCo ehf., Convertible
362 Zero Coupon,  12/31/2030
h,i
0
Goldman Sachs BDC, Inc.
950,000 6.375%,  3/11/2027 971,748
Goldman Sachs Group, Inc.
2,200,000
7.560%,  (H15T 5Y +
3.224%), 2/10/2026
b,e
2,211,070
2,700,000 4.223%,  5/1/2029
b
2,703,150
5,050,000 5.207%,  1/28/2031
b
5,213,029
4,700,000 3.102%,  2/24/2033
b
4,311,682
2,450,000 5.536%,  1/28/2036
b
2,557,418
Healthcare Realty Holdings, LP
3,250,000 2.000%,  3/15/2031 2,821,009
High Street Funding Trust III
1,250,000 5.807%,  2/15/2055
c
1,249,301
Highwoods Realty, LP
1,050,000 4.125%,  3/15/2028 1,038,345
2,100,000 4.200%,  4/15/2029 2,057,031
HSBC Holdings plc
2,970,000 4.041%,  3/13/2028
b
2,961,716

Income Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.2% Value
Financials  37.0% - continued
Huntington Bancshares, Inc./OH
$ 3,000,000 5.709%,  2/2/2035
b
$ 3,126,824
Invitation Homes Operating
Partnership, LP
1,000,000 2.300%,  11/15/2028 944,103
1,750,000 5.450%,  8/15/2030 1,820,587
1,500,000 2.000%,  8/15/2031 1,296,099
2,750,000 4.950%,  1/15/2033 2,763,344
Jane Street Group/JSG Finance,
Inc.
3,400,000 6.750%,  5/1/2033
c
3,531,357
JPMorgan Chase & Company
2,700,000 6.875%,  6/1/2029
b,d,e
2,843,794
2,150,000 6.500%,  4/1/2030
b,e
2,225,538
2,600,000 4.995%,  7/22/2030
b
2,666,933
1,050,000 5.103%,  4/22/2031
b,d
1,084,776
2,200,000 2.956%,  5/13/2031
b
2,063,322
1,200,000 2.580%,  4/22/2032
b
1,090,576
2,550,000 4.586%,  4/26/2033
b
2,557,940
2,550,000 4.912%,  7/25/2033
b
2,600,253
2,000,000 5.717%,  9/14/2033
b
2,115,052
900,000 5.336%,  1/23/2035
b
935,438
3,100,000 4.946%,  10/22/2035
b
3,126,332
KeyCorp
1,850,000 6.401%,  3/6/2035
b
2,007,622
Kilroy Realty, LP
2,050,000 4.250%,  8/15/2029 2,011,070
900,000 6.250%,  1/15/2036 930,799
Kimco Realty OP, LLC
1,000,000 6.400%,  3/1/2034 1,106,723
Lloyds Banking Group plc
1,500,000 5.985%,  8/7/2027
b
1,521,469
1,375,000 5.087%,  11/26/2028
b
1,399,485
750,000 6.068%,  6/13/2036
b
787,278
LPL Holdings, Inc.
1,100,000 5.150%,  6/15/2030 1,119,587
2,900,000 4.375%,  5/15/2031
c
2,807,343
1,350,000 5.650%,  3/15/2035 1,375,463
Macquarie AirFinance Holdings,
Ltd.
1,350,000 5.200%,  3/27/2028
c
1,373,003
925,000 6.400%,  3/26/2029
c
974,133
375,000 6.500%,  3/26/2031
c
401,702
Massachusetts Mutual Life
Insurance Company
3,600,000 3.200%,  12/1/2061
c
2,251,629
MetLife, Inc.
1,600,000 6.350%,  3/15/2055
b
1,699,946
Mitsubishi UFJ Financial Group,
Inc.
1,800,000 5.159%,  4/24/2031
b
1,854,741
2,750,000 5.133%,  7/20/2033
b
2,828,299
Mizuho Financial Group, Inc.
1,200,000 5.098%,  5/13/2031
b
1,233,120
1,100,000 1.979%,  9/8/2031
b
979,802
Morgan Stanley
1,300,000 5.449%,  7/20/2029
b
1,343,303
2,650,000 5.656%,  4/18/2030
b
2,767,169
2,500,000 5.230%,  1/15/2031
b
2,580,374
2,600,000 3.622%,  4/1/2031
b
2,522,789
2,800,000 5.192%,  4/17/2031
b
2,891,259
2,350,000 1.794%,  2/13/2032
b
2,049,619
2,250,000 2.943%,  1/21/2033
b
2,045,596
1,050,000 4.889%,  7/20/2033
b
1,066,164
Principal
Amount Long-Term Fixed Income  97.2% Value
Financials  37.0% - continued
$ 3,600,000 6.342%,  10/18/2033
b
$ 3,956,549
1,400,000 6.627%,  11/1/2034
b
1,566,053
1,600,000 5.466%,  1/18/2035
b
1,666,471
1,650,000 5.587%,  1/18/2036
b
1,727,561
800,000 5.664%,  4/17/2036
b
844,048
Nationwide Building Society
2,300,000 6.557%,  10/18/2027
b,c
2,352,367
Nationwide Mutual Insurance
Company
1,725,000 4.350%,  4/30/2050
c
1,366,892
NatWest Group plc
3,650,000 5.115%,  5/23/2031
b
3,742,659
2,850,000 3.032%,  11/28/2035
b
2,606,659
New York Life Insurance Company
1,800,000 3.750%,  5/15/2050
c
1,359,091
Nippon Life Insurance Company
1,750,000 6.500%,  4/30/2055
b,c
1,884,290
Omega Healthcare Investors, Inc.
2,333,000 4.750%,  1/15/2028 2,352,384
1,625,000 3.625%,  10/1/2029 1,559,132
Omnis Funding Trust
850,000 6.722%,  5/15/2055
c
916,851
Pacific Life Insurance Company
1,800,000 5.950%,  9/15/2055
c
1,860,058
Phillips Edison Grocery Center
Operating Partnership I, LP
2,550,000 5.250%,  8/15/2032 2,606,139
PNC Financial Services Group,
Inc.
2,300,000 5.222%,  1/29/2031
b
2,376,410
3,000,000 5.068%,  1/24/2034
b
3,061,085
2,100,000 6.875%,  10/20/2034
b
2,379,201
1,050,000 5.373%,  7/21/2036
b
1,080,522
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
124,723
4.499%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
b,c
114,065
Prudential Financial, Inc.
2,250,000 3.700%,  10/1/2050
b
2,101,698
Regency Centers, LP
2,250,000 3.700%,  6/15/2030 2,190,119
750,000 5.250%,  1/15/2034 770,816
1,700,000 5.100%,  1/15/2035 1,721,539
Regions Financial Corporation
1,900,000 5.722%,  6/6/2030
b
1,980,233
1,400,000 5.502%,  9/6/2035
b,d
1,439,297
RGA Global Funding
4,000,000 6.000%,  11/21/2028
c
4,204,411
1,100,000 5.500%,  1/11/2031
c
1,147,587
Royal Bank of Canada
3,300,000 6.750%,  8/24/2085
b
3,403,942
Santander Holdings USA, Inc.
1,025,000 6.124%,  5/31/2027
b
1,035,741
Societe Generale SA
2,900,000 5.512%,  5/22/2031
b,c
2,983,108
1,050,000 6.100%,  4/13/2033
b,c
1,106,582
Standard Chartered plc
1,050,000 5.688%,  5/14/2028
b,c
1,071,806
State Street Corporation
2,850,000 4.729%,  2/28/2030 2,912,057

Income Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.2% Value
Financials  37.0% - continued
Sumitomo Mitsui Financial Group,
Inc.
$ 2,850,000 5.808%,  9/14/2033
d
$ 3,058,385
Toronto-Dominion Bank
1,000,000 6.350%,  10/31/2085
b
1,002,500
1,750,000 5.146%,  9/10/2034
b
1,771,324
Truist Financial Corporation
1,350,000 5.435%,  1/24/2030
b
1,396,850
4,300,000 5.071%,  5/20/2031
b
4,408,760
U.S. Bancorp
2,350,000 5.775%,  6/12/2029
b
2,445,705
1,100,000 5.384%,  1/23/2030
b
1,137,310
2,350,000 5.046%,  2/12/2031
b
2,410,237
1,000,000 5.678%,  1/23/2035
b
1,052,891
UBS Group AG
250,000 3.091%,  5/14/2032
b,c
231,342
2,850,000 6.537%,  8/12/2033
b,c
3,143,789
1,350,000 7.000%,  2/5/2035
b,c,e
1,376,229
UnitedHealth Group, Inc.
1,450,000 5.875%,  2/15/2053 1,490,723
2,600,000 4.950%,  5/15/2062 2,286,178
740,000 4.750%,  7/15/2045 673,165
1,975,000 4.450%,  12/15/2048 1,675,097
Unum Group
2,350,000 4.046%,  8/15/2041
c
1,918,108
Ventas Realty, LP
1,150,000 5.100%,  7/15/2032 1,176,834
3,800,000 5.000%,  1/15/2035 3,801,757
Wells Fargo & Company
2,250,000 4.970%,  4/23/2029
b
2,292,844
2,350,000 5.198%,  1/23/2030
b
2,420,261
2,450,000 5.244%,  1/24/2031
b
2,534,789
2,750,000 4.478%,  4/4/2031
b
2,765,052
2,400,000 5.150%,  4/23/2031
b
2,475,122
2,800,000 4.897%,  7/25/2033
b
2,844,600
2,100,000 6.491%,  10/23/2034
b
2,333,295
1,800,000 4.892%,  9/15/2036
b
1,796,402
Welltower OP, LLC
1,550,000 5.125%,  7/1/2035 1,578,646
Total 465,862,156
Foreign Government  0.6%
Dominican Republic Government
International Bond
2,450,000 6.000%,  7/19/2028
c
2,527,420
2,125,000 6.000%,  2/22/2033
c
2,170,687
Petroleos Mexicanos
3,000,000 5.950%,  1/28/2031
d
2,905,829
Total 7,603,936
Mortgage-Backed Securities  2.0%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
18,373,952 5.500%,  5/1/2055 18,678,205
6,490,851 5.500%,  7/1/2053 6,614,057
Total 25,292,262
Technology  7.3%
Accenture Capital, Inc.
775,000 4.500%,  10/4/2034 764,324
Alphabet, Inc.
2,350,000 5.300%,  5/15/2065 2,338,326
Principal
Amount Long-Term Fixed Income  97.2% Value
Technology  7.3% - continued
Apple, Inc.
$ 1,900,000 2.700%,  8/5/2051 $ 1,212,620
1,750,000 3.950%,  8/8/2052 1,421,185
1,420,000 3.750%,  9/12/2047 1,141,886
Block, Inc.
650,000 5.625%,  8/15/2030
c
658,566
1,900,000 6.000%,  8/15/2033
c
1,945,676
Broadcom, Inc.
1,000,000 5.150%,  11/15/2031 1,039,049
2,350,000 3.137%,  11/15/2035
c
2,033,139
4,050,000 3.187%,  11/15/2036
c
3,456,179
2,200,000 4.926%,  5/15/2037
c
2,194,100
2,250,000 4.900%,  2/15/2038 2,237,945
Cisco Systems, Inc.
1,500,000 5.300%,  2/26/2054 1,480,643
Dell International, LLC/EMC
Corporation
2,575,000 4.850%,  2/1/2035 2,533,961
Equinix Europe 2 Financing
Corporation, LLC
2,800,000 5.500%,  6/15/2034 2,906,514
Fiserv, Inc.
1,750,000 2.650%,  6/1/2030 1,620,307
3,000,000 5.600%,  3/2/2033 3,143,369
3,200,000 5.150%,  8/12/2034 3,238,248
900,000 5.250%,  8/11/2035 909,576
Foundry JV Holdco, LLC
2,900,000 6.150%,  1/25/2032
c
3,099,620
3,300,000 5.900%,  1/25/2033
c
3,479,802
Global Payments, Inc.
1,200,000 5.400%,  8/15/2032 1,227,823
Hewlett Packard Enterprise
Company
2,025,000 5.000%,  10/15/2034 2,009,255
Marvell Technology, Inc.
1,400,000 4.875%,  6/22/2028 1,422,046
Mastercard, Inc.
1,000,000 4.850%,  3/9/2033 1,026,825
2,550,000 4.550%,  1/15/2035 2,544,439
Microchip Technology, Inc.
1,100,000 5.050%,  3/15/2029 1,123,962
Micron Technology, Inc.
2,850,000 6.050%,  11/1/2035 3,045,049
Microsoft Corporation
2,000,000 2.500%,  9/15/2050 1,253,633
Oracle Corporation
3,300,000 5.550%,  2/6/2053 3,122,541
1,560,000 3.950%,  3/25/2051 1,159,873
1,300,000 5.250%,  2/3/2032 1,340,231
2,100,000 4.800%,  9/26/2032 2,102,525
3,300,000 6.250%,  11/9/2032 3,586,100
2,000,000 5.875%,  9/26/2045 2,005,430
2,650,000 4.000%,  7/15/2046 2,064,280
Paychex, Inc.
2,350,000 5.350%,  4/15/2032 2,438,461
PayPal Holdings, Inc.
2,200,000 5.150%,  6/1/2034 2,268,377
Roper Technologies, Inc.
2,700,000 4.900%,  10/15/2034 2,703,072
2,300,000 5.100%,  9/15/2035 2,318,560
Synopsys, Inc.
1,800,000 5.000%,  4/1/2032 1,839,414
2,500,000 5.150%,  4/1/2035 2,543,136

Income Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.2% Value
Technology  7.3% - continued
Texas Instruments, Inc.
$ 2,400,000 5.000%,  3/14/2053 $ 2,258,300
VeriSign, Inc.
1,750,000 5.250%,  6/1/2032 1,797,643
VMware, LLC
1,850,000 2.200%,  8/15/2031 1,631,742
Total 91,687,752
Transportation  2.1%
Air Canada
1,600,000 3.875%,  8/15/2026
c
1,585,479
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
305,000 5.500%,  4/20/2026
c
305,135
1,950,000 5.750%,  4/20/2029
c
1,957,460
Burlington Northern Santa Fe, LLC
2,000,000 4.700%,  9/1/2045 1,835,624
2,200,000 4.050%,  6/15/2048 1,803,172
Canadian Pacific Railway
Company
2,957,000 4.700%,  5/1/2048 2,638,943
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
3,100,000 4.750%,  10/20/2028
c
3,117,431
ERAC USA Finance, LLC
2,530,000 4.200%,  11/1/2046
c
2,132,428
FedEx Corporation
1,750,000 3.250%,  5/15/2041
c
1,308,655
Norfolk Southern Corporation
1,750,000 4.450%,  3/1/2033 1,739,576
United Airlines Pass Through Trust
708,050 3.750%,  9/3/2026
d
701,924
United Airlines, Inc.
2,273,000 4.375%,  4/15/2026
c
2,269,509
3,000,000 4.625%,  4/15/2029
c
2,954,066
United Parcel Service, Inc.
2,400,000 5.950%,  5/14/2055 2,506,422
Total 26,855,824
U.S. Government & Agencies  3.8%
Tennessee Valley Authority
2,250,000 5.250%,  2/1/2055 2,242,802
U.S. Treasury Bonds
10,900,000 4.750%,  5/15/2055 10,934,063
9,500,000 4.625%,  2/15/2035 9,872,578
10,500,000 4.375%,  8/15/2043 10,133,320
2,250,000 5.000%,  5/15/2045 2,336,484
U.S. Treasury Notes
12,000,000 4.125%,  3/31/2032 12,159,375
Total 47,678,622
Utilities  8.9%
AES Corporation
1,300,000 7.600%,  1/15/2055
b
1,346,613
Algonquin Power & Utilities
Corporation
2,800,000 4.750%,  1/18/2082
b
2,732,099
American Electric Power
Company, Inc.
500,000 6.050%,  3/15/2056
b
500,703
2,075,000 7.050%,  12/15/2054
b
2,169,624
1,250,000 5.625%,  3/1/2033 1,313,993
Principal
Amount Long-Term Fixed Income  97.2% Value
Utilities  8.9% - continued
American Water Capital
Corporation
$ 1,700,000 3.450%,  5/1/2050 $ 1,234,220
Arizona Public Service Company
2,050,000 5.550%,  8/1/2033 2,144,128
Berkshire Hathaway Energy
Company
1,825,000 4.450%,  1/15/2049 1,556,162
Calpine Corporation
2,400,000 4.500%,  2/15/2028
c
2,389,875
CenterPoint Energy, Inc.
1,275,000 7.000%,  2/15/2055
b
1,328,601
2,500,000 6.700%,  5/15/2055
b
2,581,767
1,750,000 2.950%,  3/1/2030 1,649,987
2,150,000 2.650%,  6/1/2031 1,945,911
Commonwealth Edison Company
1,050,000 5.650%,  6/1/2054 1,067,545
Consolidated Edison Company of
New York, Inc.
1,876,000 3.850%,  6/15/2046 1,500,497
2,250,000 4.125%,  5/15/2049 1,823,770
Constellation Energy Generation,
LLC
2,100,000 5.800%,  3/1/2033 2,243,396
Consumers Energy Company
1,350,000 4.600%,  5/30/2029 1,370,541
Dominion Energy, Inc.
1,550,000 6.875%,  2/1/2055
b
1,622,345
1,000,000 4.350%,  1/15/2027
b,e
985,021
DTE Energy Company
2,150,000 5.100%,  3/1/2029 2,202,998
2,350,000 5.200%,  4/1/2030 2,421,451
1,550,000 5.850%,  6/1/2034 1,646,877
Duke Energy Corporation
2,450,000 3.250%,  1/15/2082
b
2,364,293
1,750,000 3.500%,  6/15/2051 1,233,106
1,850,000 5.800%,  6/15/2054 1,869,011
3,000,000 5.000%,  8/15/2052 2,700,768
1,500,000 6.450%,  9/1/2054
b
1,584,417
2,200,000 3.750%,  9/1/2046 1,686,522
Exelon Corporation
1,800,000 4.100%,  3/15/2052 1,407,503
2,850,000 5.875%,  3/15/2055 2,899,451
FirstEnergy Corporation
2,800,000 4.850%,  7/15/2047 2,478,442
FirstEnergy Transmission, LLC
2,800,000 2.866%,  9/15/2028
c
2,690,496
4,800,000 4.750%,  1/15/2033
c
4,790,615
2,150,000 5.450%,  7/15/2044
c
2,099,581
Florida Power & Light Company
650,000 5.300%,  6/15/2034 678,054
Georgia Power Company
800,000 5.250%,  3/15/2034 825,233
Indiana Michigan Power Company
1,000,000 5.625%,  4/1/2053 1,003,285
Kentucky Utilities Company
500,000 5.850%,  8/15/2055 513,740
National Rural Utilities Cooperative
Finance Corporation
1,600,000 4.400%,  11/1/2048 1,373,899
Nevada Power Company
825,000 6.000%,  3/15/2054 858,222

Income Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.2% Value
Utilities  8.9% - continued
NextEra Energy Capital Holdings,
Inc.
$ 2,050,000 6.750%,  6/15/2054
b
$ 2,203,199
1,650,000 5.300%,  3/15/2032 1,713,484
Niagara Mohawk Power
Corporation
2,050,000 5.996%,  7/3/2055
c
2,115,478
NiSource, Inc.
2,350,000 5.850%,  4/1/2055 2,383,205
1,050,000 5.200%,  7/1/2029 1,082,870
750,000 5.350%,  7/15/2035 765,770
1,170,000 4.375%,  5/15/2047 984,891
Oncor Electric Delivery Company,
LLC
1,740,000 3.750%,  4/1/2045 1,374,735
Pacific Gas and Electric Company
3,300,000 4.550%,  7/1/2030 3,277,078
PPL Electric Utilities Corporation
1,350,000 4.850%,  2/15/2034 1,365,431
Public Service Company of
Colorado
1,300,000 4.500%,  6/1/2052 1,094,225
Public Service Enterprise Group,
Inc.
1,750,000 5.200%,  4/1/2029 1,805,764
1,350,000 5.400%,  3/15/2035 1,390,991
San Diego Gas & Electric
Company
800,000 5.400%,  4/15/2035 826,173
Southern California Edison
Company
1,600,000 5.450%,  3/1/2035 1,619,304
Southern Company
2,500,000 5.700%,  10/15/2032 2,647,237
1,700,000 4.000%,  1/15/2051
b
1,693,827
1,650,000 3.750%,  9/15/2051
b
1,627,996
Southern Company Gas Capital
Corporation
2,550,000 4.950%,  9/15/2034 2,557,446
Virginia Electric and Power
Company
1,000,000 5.550%,  8/15/2054 990,964
2,200,000 5.000%,  1/15/2034 2,224,735
Vistra Operations Company, LLC
1,450,000 5.050%,  12/30/2026
c
1,458,333
Xcel Energy, Inc.
1,600,000 5.600%,  4/15/2035 1,658,620
Total 111,696,518
Total Long-Term Fixed Income
(cost $1,233,630,593) 1,223,905,232
Shares
Collateral Held for Securities
Loaned 1.5% Value
19,314,474 Thrivent Cash Management Trust 19,314,474
Total Collateral Held for
Securities Loaned
(cost $19,314,474) 19,314,474
Shares Preferred Stock 0.3% Value
Capital Goods  0.3%
60,000 Boeing Company, Convertible,
6.000% $ 4,174,200
Total 4,174,200
Total Preferred Stock
(cost $3,154,394) 4,174,200
Shares Common Stock <0.1% Value
Financials  <0.1%
2,247 Glitnir HoldCo ehf.
i,j
0
Total 0
Total Common Stock
(cost $–) 0
Shares or
Principal
Amount Short-Term Investments 1.0% Value
Federal Home Loan Mortgage
Corporation Discount Notes
400,000 3.956%, 12/8/2025
k,l
397,045
Federal National Mortgage
Association Discount Notes
400,000 3.860%, 12/22/2025
k,l
396,445
State Street Institutional U.S.
Government Money Market
Fund
11,152,328 4.090%
k
11,152,328
Total Short-Term Investments
(cost $11,945,822) 11,945,818
Total Investments (cost
$1,268,045,283) 100.0% $1,259,339,724
Other Assets and Liabilities, Net
(<0.1%) (218,551)
Total Net Assets 100.0% $1,259,121,173
a All or a portion of the security is insured or guaranteed.
b Denotes variable rate securities. The rate shown is as of
September 30, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2025, the value of these investments was $248,486,015 or
19.7% of total net assets.
d All or a portion of the security is on loan.
e Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Defaulted security.  Interest is not being accrued.
h Principal amount is displayed in Euros.
i Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
j Non-income producing security.

Income Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Income Portfolio as of September 30, 2025 was $586,500 or
0.05% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of September 30, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  8/4/2020 $ 2,450,000
Credit Suisse Group AG  7/9/2018 1,950,000
Credit Suisse Group AG  5/17/2021 2,765,679
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of
September 30, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 15,000,041
Total lending $15,000,041
Gross amount payable upon return of
collateral for securities loaned $19,314,474
Net amounts due to counterparty $4,314,433
Definitions:
DAC - Designated Activity Company
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Income Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 39,926 – 39,926 –
Basic Materials 27,539,783 – 27,539,783 –
Capital Goods 59,688,923 – 59,688,923 –
Collateralized Mortgage Obligations 12,330,345 – 12,330,345 –
Commercial Mortgage-Backed Securities 3,671,385 – 3,671,385 –
Communications Services 78,283,255 – 78,283,255 –
Consumer Cyclical 72,385,768 – 72,385,768 –
Consumer Non-Cyclical 113,142,770 – 113,142,770 –
Energy 80,146,007 – 80,146,007 –
Financials @ 465,862,156 – 465,862,156 –
Foreign Government 7,603,936 – 7,603,936 –
Mortgage-Backed Securities 25,292,262 – 25,292,262 –
Technology 91,687,752 – 91,687,752 –
Transportation 26,855,824 – 26,855,824 –
U.S. Government & Agencies 47,678,622 – 47,678,622 –
Utilities 111,696,518 – 111,696,518 –
Preferred Stock
Capital Goods 4,174,200 4,174,200 – –
Common Stock
Financials @ 0 – – 0
Short-Term Investments 11,945,818 11,152,328 793,490 –
Subtotal Investments in Securities $1,240,025,250 $15,326,528 $1,224,698,722 $0
Other Investments  * Total
Collateral Held for Securities Loaned 19,314,474
Subtotal Other Investments $19,314,474
Total Investments at Value $1,259,339,724
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
@ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Income Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 247,040 247,040 – –
Total Asset Derivatives $247,040 $247,040 $– $–
Liability Derivatives
Futures Contracts 3,219 3,219 – –
Total Liability Derivatives $3,219 $ 3,219 $– $–

Income Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Portfolio's futures contracts held as of September 30, 2025. Investments and/or cash totaling $793,490 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 5-Yr. U.S. Treasury Note 125 December 2025 $ 13,652,632 ( $ 3,219)
CBOT U.S. Long Bond 59 December 2025 6,752,739 126,292
Ultra 10-Yr. U.S. Treasury Note 125 December 2025 14,264,019 120,748
Total Futures Long Contracts $ 34,669,390 $ 243,821
Total Futures Contracts $ 34,669,390 $243,821
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
9/30/2025
Shares Held at
9/30/2025
% of Net
Assets
9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $4,701 $71,252 $75,953 $– – –
Total Affiliated Short-Term Investments 4,701 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 18,182 143,401 142,269 19,314 19,314 1.5%
Total Collateral Held for Securities Loaned 18,182 19,314 1.5
Total Value $22,883 $19,314
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $– $– $ – $73
Total Income/Non Cash Income from Affiliated
Investments $73
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 42
Total Affiliated Income from Securities Loaned, Net $42
Total Value $– $– $ –

International Equity Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 90.2% Value
Australia  5.9%
127,593 AGL Energy, Ltd. $ 747,022
12,469 Amotiv, Ltd. 73,333
12,646 Ansell, Ltd. 266,788
341,566 Aurizon Holdings, Ltd. 720,374
53,870 Austal, Ltd.
a
275,324
164,722 Australia and New Zealand
Banking Group, Ltd. 3,617,053
7,574 Bank of Queensland, Ltd. 36,311
11,263 Bendigo and Adelaide Bank, Ltd. 97,326
413,238 BHP Group, Ltd. 11,543,887
14,714 BlueScope Steel, Ltd. 221,017
363,690 Brambles, Ltd. 5,967,298
5,464 BWP Property Group, Ltd. 13,437
30,183 Challenger, Ltd. 172,787
76,629 Charter Hall Retail REIT 208,878
11,863 Codan, Ltd. 231,574
95,519 Commonwealth Bank of Australia 10,548,498
26,516 Computershare, Ltd. 637,069
23,935 Credit Corp Group, Ltd. 241,847
89,564 Deterra Royalties, Ltd. 235,563
86,911 Dexus Industria REIT 164,481
753,507 DEXUS Property Group 3,577,516
94,728 Downer EDI, Ltd. 461,513
391,900 Dyno Nobel, Ltd. 802,906
232,619 Endeavour Group, Ltd. 558,476
23,194 Evolution Mining, Ltd. 165,339
1,113,428 GPT Group 3,953,282
18,011 Helia Group, Ltd. 68,714
208,157 HomeCo Daily Needs REIT 186,650
370 HUB24, Ltd. 24,670
54,426 Inghams Group, Ltd. 91,052
572,200 Insurance Australia Group, Ltd. 3,100,599
51,019 IPH, Ltd. 120,457
36,393 JB Hi-Fi, Ltd. 2,793,080
5,936 Magellan Financial Group, Ltd. 37,674
365,735 Medibank, Private Ltd. 1,165,157
9,588 Mineral Resources, Ltd.
a
261,525
201,922 Mirvac Group 303,224
151,624 National Australia Bank, Ltd. 4,423,139
52,188 Netwealth Group, Ltd. 1,015,368
38,108 New Hope Corporation, Ltd. 98,812
166,485 Nickel Industries, Ltd. 78,286
61,651 NRW Holdings, Ltd. 188,693
170,449 Orica, Ltd. 2,380,432
385,280 Perenti, Ltd. 716,214
177,253 Perseus Mining, Ltd. 570,269
8,205 Pro Medicus, Ltd. 1,670,502
5,403 Qantas Airways, Ltd. 39,041
818,315 QBE Insurance Group, Ltd. 11,135,837
5,881 Ramsay Health Care, Ltd. 123,390
67,966 Region Group 107,317
190,355 Regis Resources, Ltd. 752,062
22,833 Reliance Worldwide Corporation,
Ltd. 61,733
91,833 Rio Tinto, Ltd. 7,407,529
12,434 Sims, Ltd. 109,809
6,891 Sonic Healthcare, Ltd. 97,603
101,995 Stanmore Resources, Ltd. 143,743
204,707 Steadfast Group, Ltd. 802,237
3,338 Super Retail Group, Ltd. 35,910
199,512 Technology One, Ltd. 5,079,249
957,156 Telstra Corporation, Ltd. 3,051,530
128,011 Ventia Services Group, Pty. Ltd. 432,633
248,368 Waypoint REIT, Ltd. 443,353
170,766 Westpac Banking Corporation 4,399,757
Shares Common Stock  90.2% Value
Australia  5.9%  - continued
100,380 Worley, Ltd. $ 932,527
Total 99,988,676
Austria  0.1%
25,366 ams OSRAM AG
a
359,097
785 Erste Group Bank AG 77,168
2,079 Porr AG 69,689
1,959 SBO AG 61,540
8,527 Voestalpine AG 305,418
7,333 Wienerberger AG 237,402
Total 1,110,314
Belgium  0.5%
10,776 Ackermans & van Haaren NV 2,768,981
5,473 Aedifica SA 406,327
83,425 Anheuser-Busch InBev NV 4,986,885
6,772 Barco NV 107,739
7,691 Bekaert SA 353,409
431 Deme Group NV 63,091
765 Montea NV 61,747
27,753 Umicore SA 495,562
Total 9,243,741
Bermuda  0.3%
14,034 Aegon, Ltd. 113,143
47,000 BOE Varitronix, Ltd. 33,814
16,000 Cafe de Coral Holdings, Ltd. 13,282
729 Credicorp, Ltd. 194,118
53,300 Jardine Matheson Holdings, Ltd. 3,363,612
49,000 Johnson Electric Holdings, Ltd. 256,371
22,399 Odfjell Drilling, Ltd. 174,496
130,500 Yue Yuen Industrial Holdings, Ltd. 221,949
Total 4,370,785
Brazil  0.4%
67,400 Allos SA 327,486
13,500 Alupar Investimento SA 80,535
124,300 Ambev SA 281,892
24,800 Banco ABC Brasil SA 108,198
111,937 Banco Bradesco SA ADR 378,347
65,200 Banco do Brasil SA 269,510
64,300 Banco do Estado do Rio Grande
do Sul SA 143,527
335,900 Cogna Educacao SA 211,427
51,900 Companhia de Saneamento de
Minas Gerais COPASA MG 336,525
1,612 Companhia Paranaense de Energia
- COPEL ADR 14,443
29,900 CPFL Energia SA 220,504
56,900 Cury Construtora e Incorporadora
SA 369,587
56,700 Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 327,059
167,400 Direcional Engenharia SA 509,536
3,500 Equatorial Energia SA 24,266
137,450 Itau Unibanco Holding SA ADR 1,008,883
203,400 Magazine Luiza SA 366,500
37,100 Metalurgica Gerdau SA 66,082
26,146 Petroleo Brasileiro SA - Petrobras
ADR 331,008
36,260 Telefonica Brasil SA 231,707
33,100 TIM SA/Brazil 146,026
7,700 Transmissora Alianca de Energia
Eletrica SA 53,096

International Equity Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  90.2% Value
Brazil  0.4%  - continued
15,800 Tupy SA $ 38,860
90,431 Vale SA ADR 982,081
Total 6,827,085
Canada  <0.1%
8,900 China Gold International Resources
Corporation, Ltd.
a
158,529
Total 158,529
Cayman Islands  2.2%
60,000 3SBio, Inc.
b
233,335
150,500 AAC Technologies Holdings, Inc. 883,786
260,000 Alibaba Group Holding, Ltd. 5,814,670
159,000 China Hongqiao Group, Ltd. 538,507
56,000 China Lesso Group Holdings, Ltd. 35,093
66,000 China Mengniu Dairy Company,
Ltd. 126,921
199,500 China Resources Land, Ltd. 777,550
254,200 Chow Tai Fook Jewellery Group,
Ltd. 507,991
410,000 Consun Pharmaceutical Group,
Ltd. 898,532
1,500 Futu Holdings, Ltd. ADR 260,865
338,000 Geely Automobile Holdings, Ltd. 849,132
247,500 Greentown China Holdings, Ltd. 301,226
76,587 Hello Group, Inc. ADR 568,275
1,583 JD.com, Inc. 27,735
3,498 JOYY, Inc. ADR 205,018
267,500 Kingboard Holdings, Ltd. 948,247
42,500 Kuaishou Technology
b
459,674
37,652 Meituan
a,b
502,984
55,000 NetDragon Websoft Holdings, Ltd. 109,317
14,033 NetEase, Inc. ADR 2,132,876
32,553 NU Holdings, Ltd./Cayman Islands
a
521,173
6,217 PDD Holdings, Inc. ADR
a
821,701
14,000 Pop Mart International Group, Ltd.
b
479,526
1,130,500 Shui On Land, Ltd. 107,584
248,000 Sino Biopharmaceutical, Ltd. 258,495
131,224 Tencent Holdings, Ltd. 11,181,545
66,000 Tingyi (Cayman Islands) Holding
Corporation 88,168
262,000 VSTECS Holdings, Ltd. 361,833
6,060,000 WH Group, Ltd.
b
6,562,683
35,000 WuXi Biologics (Cayman), Inc.
a,b
184,818
190,800 Xiaomi Corporation
a,b
1,326,050
Total 38,075,310
Chile  0.1%
6,075 Banco de Chile ADR 184,073
4,657 Banco de Credito e Inversiones SA 205,779
3,178 Banco Santander Chile SA ADR 84,217
35,814 Cencosud SA 101,927
687,304 Colbun SA 108,668
30,805 Parque Arauco SA 78,042
Total 762,706
China  1.2%
172,000 Aluminum Corporation of China,
Ltd., Class H 177,905
26,000 Anhui Expressway Company, Ltd. 38,217
38,000 Avary Holding Shenzhen Company,
Ltd. 300,435
968,000 BAIC Motor Corporation, Ltd.
b
263,716
426,700 Bank of Beijing Company, Ltd. 330,341
Shares Common Stock  90.2% Value
China  1.2%  - continued
408,000 Bank of Communications Company,
Ltd., Class H $ 341,865
17,700 BYD Company, Ltd., Class H 250,184
354,200 Changjiang Securities Company,
Ltd. 414,398
1,055,000 China Construction Bank
Corporation, Class H 1,011,920
85,200 China International Capital
Corporation, Ltd.
b
233,127
115,100 China Life Insurance Company,
Ltd., Class A 642,699
126,000 China Life Insurance Company,
Ltd., Class H 356,819
483,000 China Minsheng Banking
Corporation, Ltd. 254,914
184,000 China National Building Material
Company, Ltd. 130,379
94,300 China Pacific Insurance (Group)
Company, Ltd., Class A 466,317
100,400 China Pacific Insurance (Group)
Company, Ltd., Class H 398,892
447,100 China Tower Corporation, Ltd.
b
659,088
113,500 CITIC Securities Company, Ltd.,
Class H 448,191
350,000 COSCO SHIPPING Holdings
Company, Ltd., Class H 544,135
184,000 Gree Electric Appliances, Inc. of
Zhuhai 1,027,912
47,300 Guosen Securities Company, Ltd. 90,080
180,800 Huatai Securities Company, Ltd.,
Class H
b
476,631
215,800 Huaxia Bank Company, Ltd. 199,629
32,900 HUAYU Automotive Systems
Company, Ltd. 94,893
1,566,000 Industrial and Commercial Bank of
China, Ltd., Class H 1,153,117
72,100 Inner Mongolia Yili Industrial Group
Company, Ltd. 276,725
30,000 Lenovo Group, Ltd. 44,454
2,200 Midea Group Company, Ltd. 22,497
95,600 New China Life Insurance
Company, Ltd., Class A 824,469
61,000 New China Life Insurance
Company, Ltd., Class H 361,280
1,230,000 People's Insurance Company
(Group) of China, Ltd., Class H 1,076,057
95,300 PetroChina Company, Ltd., Class A 107,877
488,000 PetroChina Company, Ltd., Class H 442,404
72,000 PICC Property and Casualty
Company, Ltd. 162,421
9,200 Ping An Insurance (Group)
Company of China, Ltd., Class A 71,405
239,500 Ping An Insurance (Group)
Company of China, Ltd., Class H 1,629,340
404,600 SAIC Motor Corporation, Ltd. 975,184
522,200 SDIC Capital Company, Ltd. 580,318
624,400 Shandong Weigao Group Medical
Polymer Company, Ltd. 466,177
169,600 Sinopharm Group Company, Ltd. 398,903
145,000 Tong Ren Tang Technologies
Company, Ltd. 88,576
29,271 Vipshop Holdings, Ltd. ADR 574,882
700 WuXi AppTec Company, Ltd., Class
A 11,082
54,700 WuXi AppTec Company, Ltd., Class
H
b
836,918

International Equity Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  90.2% Value
China  1.2%  - continued
39,000 Xinhua Winshare Publishing and
Media Company, Ltd. $ 53,735
51,100 Zhejiang Dahua Technology
Company, Ltd. 145,043
266,000 Zhejiang Expressway Company,
Ltd. 245,766
111,800 Zhejiang Longsheng Group
Company, Ltd. 156,783
208,000 Zijin Mining Group Company, Ltd. 869,653
Total 20,727,753
Colombia  0.1%
10,407 Grupo Cibest SA 160,600
13,379 Grupo Cibest SA ADR 694,905
Total 855,505
Cyprus  <0.1%
18,642 Ros Agro plc GDR
a,c
0
Total 0
Czech Republic  <0.1%
3,152 CEZ AS 195,748
3,885 Komercni Banka AS 194,975
23,291 Moneta Money Bank AS
b
185,886
75 Philip Morris CR 65,109
Total 641,718
Denmark  1.2%
1,732 A.P. Moller - Maersk AS, Class B
d
3,404,724
8,383 ALK-Abello AS
a
277,657
1,331 Carlsberg AS 154,926
4,448 ChemoMetec AS 438,947
3,882 FLSmidth & Company AS 273,274
12,169 Genmab AS
a
3,754,723
27,706 H Lundbeck AS, Class B 201,524
14,424 ISS AS 457,050
7,240 NKT AS
a
704,154
173,593 Novo Nordisk AS 9,665,948
5,957 Orsted AS
a,b
103,620
2,289 Pandora AS 299,281
7,538 Per Aarsleff Holding AS 814,511
2,620 Royal Unibrew AS 200,117
18,256 Scandinavian Tobacco Group AS
b
251,971
1,579 Sydbank AS 126,935
1,853 Zealand Pharma AS
a
136,650
Total 21,266,012
Egypt  <0.1%
15,733 Commercial International Bank
Egypt SAE GDR 31,696
Total 31,696
Finland  0.4%
302,298 Fortum Oyj 5,737,833
6,493 Huhtamaki Oyj 225,311
7,696 Kalmar Oyj 305,663
7,230 Kemira Oyj 162,324
14,505 Kojamo Oyj
a
184,772
4,823 Konecranes Oyj 399,293
Total 7,015,196
France  7.9%
22,884 Air France-KLM
a
308,970
38,261 Air Liquide SA 7,971,956
Shares Common Stock  90.2% Value
France  7.9%  - continued
400,388 AXA SA $ 19,200,667
173,526 BNP Paribas SA 15,871,220
19,504 Compagnie de Saint-Gobain SA 2,113,295
595,184 Credit Agricole SA 11,728,777
27,990 Danone SA 2,438,867
6,592 Eiffage SA 844,556
649,993 Engie SA 13,972,635
1,424 Exosens SAS
a
72,302
83,075 FORVIA SE 1,124,443
979 Gaztransport Et Technigaz SA 181,802
865 Gecina SA 86,898
1,966 Hermes International SCA 4,834,486
10,547 ICADE 265,807
5,555 Ipsen SA 745,907
20,280 Ipsos SA 906,143
74,483 Legrand SA 12,376,212
9,477 LVMH Moet Hennessy Louis Vuitton
SE 5,831,986
19,772 Mercialys SA 255,095
5,851 Nexans SA 871,296
2,936 Quadient SA 45,302
58,835 Safran SA 20,878,782
12,060 Schneider Electric SE 3,394,564
10,295 SCOR SE 364,095
1,206 Sopra Steria Group 230,183
6,856 SPIE SA 370,647
25,481 Technip Energies NV 1,202,545
62,977 Valeo SE 794,197
988 Vicat SA 69,547
40,117 Vinci SA 5,575,154
7,757 Wendel SA 744,383
Total 135,672,719
Germany  7.5%
60,504 Allianz SE 25,455,720
15,198 Deutsche Bank AG 538,251
49,437 Deutsche Boerse AG 13,238,829
2,950 Deutsche Lufthansa AG 25,037
460,712 Deutsche Telekom AG 15,696,259
4,971 Duerr AG 117,078
95,278 E.ON SE 1,794,611
4,812 Eckert & Ziegler SE 101,032
2,312 Freenet AG 73,970
71,065 Fresenius Medical Care AG 3,754,912
685 FUCHS SE 30,714
39,434 Heidelberg Materials AG 8,913,913
2,302 Hornbach Holding AG & Company
KGaA 265,452
4,425 Hugo Boss AG 211,003
1,499 IONOS Group SE
a
70,152
5,129 Jenoptik AG 104,102
8,584 Jungheinrich AG 299,351
14,077 KION Group AG 955,065
2,602 Krones AG 380,165
19,383 LANXESS AG 482,624
3,068 LEG Immobilien SE 244,514
237 MBB SE 47,688
28,522 Mercedes-Benz Group AG 1,797,747
16,305 Muenchener Rueckversicherungs-
Gesellschaft AG 10,410,352
2,250 Rheinmetall AG 5,263,151
10,626 SAF-Holland SE 185,120
72,970 SAP SE 19,539,032
26,064 Scout24 SE
b
3,269,931
23,899 Siemens AG 6,452,224

International Equity Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  90.2% Value
Germany  7.5%  - continued
60,818 Siemens Energy AG
a
$ 7,150,948
5,648 Stabilus SE 164,155
6,021 SUSS MicroTec SE 216,243
2,093 Talanx AG 279,055
13,906 TeamViewer SE
b
141,998
12,189 ThyssenKrupp AG 168,182
37,785 TUI AG
a
344,780
2,510 Wacker Neuson SE 65,024
Total 128,248,384
Greece  0.1%
4,376 Aegean Airlines SA 68,742
21,962 Alpha Bank SA 93,406
96,741 Eurobank Ergasias Services and
Holdings SA 374,229
18,346 HELLENiQ ENERGY Holdings SA 181,575
30,464 National Bank of Greece SA 443,601
9,358 OPAP SA 218,308
18,511 Piraeus Financial Holdings SA 157,237
Total 1,537,098
Hong Kong  1.1%
124,000 China Overseas Grand Oceans
Group, Ltd. 39,651
180,400 China Taiping Insurance Holdings
Company, Ltd. 352,634
1,283,500 CK Hutchison Holdings, Ltd. 8,432,573
104,000 Genertec Universal Medical Group
Company, Ltd.
b
81,035
312,000 Guangdong Investment, Ltd. 283,576
349,000 Hysan Development Company, Ltd. 713,300
1,119,500 Link REIT 5,751,977
44,000 SmarTone Telecommunications
Holdings, Ltd. 26,292
284,000 Sun Hung Kai Properties, Ltd. 3,397,080
29,000 VTech Holdings, Ltd. 233,691
Total 19,311,809
Hungary  0.1%
56,748 MOL Hungarian Oil & Gas plc 461,172
9,268 OTP Bank Nyrt 801,713
Total 1,262,885
India  1.6%
11,724 Aditya Birla Sun Life Asset
Management Company, Ltd. 104,686
20,860 Bajaj Finserv, Ltd. 471,300
281,715 Bharat Petroleum Corporation, Ltd. 1,079,044
101,617 Bharti Airtel, Ltd. 2,149,148
6,120 Ceat, Ltd. 233,214
102,610 Chambal Fertilisers and Chemicals,
Ltd. 590,241
68,683 Cipla, Ltd. 1,165,282
4,430 Coromandel International, Ltd. 112,228
6,305 Eicher Motors, Ltd. 497,838
21,476 HCL Technologies, Ltd. 335,271
22,110 HDFC Asset Management
Company, Ltd.
b
1,377,449
174,252 HDFC Bank, Ltd. 1,867,407
34,662 HDFC Life Insurance Company,
Ltd.
b
295,174
3,376 Hero MotoCorp, Ltd. 208,172
131,633 Hindalco Industries, Ltd. 1,129,683
2,250 Hindustan Aeronautics, Ltd. 120,236
Shares Common Stock  90.2% Value
India  1.6%  - continued
232,264 Hindustan Petroleum Corporation,
Ltd. $ 1,161,954
36,670 ICICI Bank, Ltd. ADR 1,108,534
73,787 Infosys, Ltd. ADR 1,200,515
6,494 InterGlobe Aviation, Ltd.
b
408,256
26,834 Jindal Saw, Ltd. 61,332
70,179 JSW Steel, Ltd. 903,677
5,620 Kotak Mahindra Bank, Ltd. 126,008
2,670 Larsen & Toubro, Ltd. 110,067
22,770 LT Foods, Ltd. 104,010
3,374 LTIMindtree, Ltd.
b
196,246
13,985 Lupin, Ltd. 302,322
10,129 Mahindra & Mahindra, Ltd. 390,925
7,019 Maruti Suzuki India, Ltd. 1,267,742
309 MRF, Ltd. 507,600
6,589 Nava, Ltd. 48,332
46,651 NLC India, Ltd. 150,009
282,115 NMDC, Ltd. 242,691
9,089 Oberoi Realty, Ltd. 161,955
7,290 Orient Cement, Ltd. 18,007
1,262 Page Industries, Ltd. 578,023
60,052 Paradeep Phosphates, Ltd.
b
132,623
3,267 Persistent Systems, Ltd. 177,784
5,466 Pidilite Industries, Ltd. 90,350
66,622 Reliance Industries, Ltd. 1,023,301
21,255 SBI Life Insurance Company, Ltd.
b
428,884
23,466 Tata Consultancy Services, Ltd. 763,803
78,192 Tata Motors, Ltd. 599,157
477,612 Tata Steel, Ltd. 908,324
56,303 Tech Mahindra, Ltd. 889,262
2,744 UltraTech Cement, Ltd. 377,831
120,880 Wipro, Ltd. ADR 317,914
Total 26,493,811
Ireland  0.2%
74,627 AIB Group plc 680,357
76,087 Bank of Ireland Group plc 1,259,800
68,137 Ryanair Holdings plc 1,991,134
Total 3,931,291
Isle of Man  <0.1%
33,233 Entain plc 392,763
Total 392,763
Israel  1.2%
6,488 Airport City, Ltd.
a
120,251
137,089 Bank Hapoalim BM 2,786,635
151,579 Bank Leumi Le-Israel BM 2,986,499
182,933 Bezeq Israel Telecommunication
Corporation, Ltd. 350,457
394 Blue Square Real Estate, Ltd. 43,037
36,587 Check Point Software Technologies,
Ltd.
a
7,570,216
5,050 Clal Insurance Enterprises
Holdings, Ltd. 258,641
2,402 Delek Group, Ltd. 580,914
1,087 FIBI Holdings, Ltd. 82,562
686 First International Bank of Israel,
Ltd. 49,085
4,931 Fiverr International, Ltd.
a
120,366
1,496 Formula Systems 1985, Ltd. 207,984
1,246 Hilan, Ltd. 96,139
1,287 Israel Corporation, Ltd. 401,705
11,851 Ituran Location and Control, Ltd. 423,318
3,971 Matrix IT, Ltd. 139,721

International Equity Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  90.2% Value
Israel  1.2%  - continued
1,202 Mizrahi Tefahot Bank, Ltd. $ 78,978
4,513 Monday.com, Ltd.
a
874,123
652 NICE, Ltd.
a
94,452
1,040 Oddity Tech, Ltd.
a
64,792
8,222 One Software Technologies, Ltd. 200,775
40,897 Plus500, Ltd. 1,772,484
16,573 REIT 1, Ltd. 122,557
18,196 Riskified, Ltd.
a
85,157
12,901 Shufersal, Ltd. 151,996
7,014 Tower Semiconductor, Ltd.
a
500,283
Total 20,163,127
Italy  3.4%
24,934 ACEA SPA 601,284
8,275 Azimut Holding SPA 320,601
8,696 Banca IFIS SPA 230,819
773,883 Banca Monte dei Paschi di Siena
SPA 6,886,184
49,186 Buzzi SPA 2,710,399
85,076 Enel SPA 806,229
16,092 Eni SPA 281,548
311,309 Generali 12,234,483
711,855 Italgas SPA 6,557,489
97,331 Lottomatica Group SPA 2,619,109
18,603 MAIRE SPA 275,930
136,173 OVS SPA
b
671,648
355,870 Pirelli & C. SPA
b
2,429,035
74,294 Recordati SPA 4,534,547
604 Reply SPA 86,218
8,172 Technogym SPA
b
138,772
189,829 UniCredit SPA 14,445,101
110,854 Unipol Assicurazioni SPA 2,383,100
16,102 Webuild SPA 67,033
Total 58,279,529
Japan  18.8%
60,000 Advantest Corporation 5,936,566
8,700 Ain Holdings, Inc. 410,781
2,400 Alfresa Holdings Corporation 34,358
17,800 ALSOK Company, Ltd. 134,329
274,600 Amada Company, Ltd.
d
3,374,649
10,000 Amano Corporation 283,413
8,200 Anycolor, Inc. 312,388
16,700 AOKI Holdings, Inc. 200,537
29,600 Arcs Company, Ltd. 631,846
6,600 Artience Company, Ltd. 139,458
12,700 Asics Corporation 332,327
30,700 Bandai Namco Holdings, Inc. 1,021,435
9,800 BayCurrent, Inc. 575,917
15,700 BIPROGY, Inc. 640,496
4,800 BML, Inc. 119,970
12,500 Bridgestone Corporation 577,727
90,800 Brother Industries, Ltd. 1,517,233
8,900 Canon Electronics, Inc. 164,090
2,400 Central Glass Company, Ltd. 53,055
8,300 Chudenko Corporation 220,808
37,500 Chugai Pharmaceutical Company,
Ltd. 1,662,544
24,400 COMSYS Holdings Corporation 607,800
33,200 Cosmo Energy Holdings Company,
Ltd. 801,230
7,800 Cover Corporation
a
96,258
163,300 Dai Nippon Printing Company, Ltd. 2,776,874
221,200 Dai-ichi Mutual Life Insurance
Company, Ltd. 1,739,997
Shares Common Stock  90.2% Value
Japan  18.8%  - continued
360 Daiwa House REIT Investment
Corporation $ 306,701
574,600 Daiwa Securities Group, Inc. 4,669,245
24,000 Denso Corporation 345,400
4,200 DISCO Corporation 1,316,870
19,100 Doshisha Company, Ltd. 364,502
13,600 Doutor Nichires Holdings
Company, Ltd. 241,834
57,200 DTS Corporation 506,062
2,200 Ebara Corporation 50,148
48,200 Eneos Holdings, Inc. 305,261
22,200 F.C.C. Company, Ltd. 481,786
5,300 Fast Retailing Company, Ltd. 1,609,673
12,700 Ferrotec Corporation 342,895
78,600 FUJIFILM Holdings NPV 1,954,648
8,400 Fuyo General Lease Company, Ltd. 251,048
8,800 Glory, Ltd. 217,693
75,200 Hachijuni Bank, Ltd. 784,163
6,300 Hanwa Company, Ltd. 267,911
65,200 Heiwa Corporation 926,544
237,200 Hitachi, Ltd. 6,284,156
669,700 Honda Motor Company, Ltd.
d
6,910,854
8,300 Hosiden Corporation 131,796
45,900 Hoya Corporation 6,346,609
17,800 Hyakugo Bank, Ltd. 109,517
2,800 Hyakujushi Bank, Ltd. 97,192
57 Ichigo Office REIT Investment
Corporation 36,439
8,100 Iida Group Holdings Company, Ltd. 129,179
91,900 Inaba Denki Sangyo Company, Ltd. 2,610,245
41,000 INFRONEER Holdings, Inc. 426,326
81,000 ITOCHU Corporation 4,608,770
2,500 Jaccs Company, Ltd. 71,696
108 Japan Metropolitan Fund
Investment Corporation 83,070
21,200 Japan Petroleum Exploration
Company, Ltd. 184,727
120,000 Japan Post Bank Company, Ltd. 1,469,390
479,600 Japan Post Holdings Company,
Ltd. 4,760,175
18,200 Japan Post Insurance Company,
Ltd. 515,807
170,300 Japan Tobacco, Inc. 5,585,338
10,900 Juroku Financial Group, Inc. 405,464
2,600 Kakaku.com, Inc. 44,655
2,000 Kaken Pharmaceutical Company,
Ltd. 49,419
22,300 Kamigumi Company, Ltd. 676,442
489,000 KDDI Corporation 7,798,830
338 KDX Realty Investment Corporation 385,060
26,600 Keiyo Bank, Ltd. 227,587
11,300 Keyence Corporation 4,209,938
4,600 Kokusai Electric Corporation 130,479
112,400 Komatsu, Ltd. 3,915,702
5,400 KOSE Corporation 216,384
56,800 Kumagai Gumi Company, Ltd. 480,746
1,600 Kurabo Industries, Ltd. 76,280
3,800 Kuraray Company, Ltd. 43,679
368,100 Kyocera Corporation 4,944,943
91,600 Kyoei Steel, Ltd. 1,418,783
17,500 KYORIN Pharmaceutical Company,
Ltd. 175,253
33,700 Lintec Corporation 828,381
26,000 Makita Corporation 842,697
1,900 Maruha Nichiro Corporation 44,038
59,400 Maruichi Steel Tube, Ltd. 516,854

International Equity Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  90.2% Value
Japan  18.8%  - continued
400 Maruwa Company, Ltd./Aichi $ 104,483
28,600 Matsui Securities Company, Ltd. 148,367
19,600 Mazda Motor Corporation 142,717
33,900 Medipal Holdings Corporation 583,261
69,300 MEITEC Group Holdings, Inc. 1,494,918
38,900 MIRAIT ONE Corporation 758,330
2,100 Mitsubishi Chemical Group
Corporation 12,063
164,900 Mitsubishi Corporation 3,931,118
62,600 Mitsubishi Electric Corporation 1,607,802
45,000 Mitsubishi Gas Chemical Company,
Inc. 802,884
131,400 Mitsubishi HC Capital, Inc. 1,085,455
399,200 Mitsubishi Heavy Industries, Ltd. 10,446,708
25,800 Mitsubishi Logistics Corporation 211,270
31,700 Mitsubishi Motors Corporation 85,802
1,026,500 Mitsubishi UFJ Financial Group,
Inc. 16,558,860
47,400 Mitsui & Company, Ltd. 1,177,000
3,400 Mitsui DM Sugar Company, Ltd. 73,504
227,600 Mizuho Financial Group, Inc. 7,650,973
6,800 Mizuho Leasing Company, Ltd. 59,873
9,400 Nanto Bank, Ltd. 322,841
112,200 NEC Corporation 3,591,420
43,900 NGK Insulators, Ltd. 733,824
6,200 Nikon Corporation 72,096
39,800 Nintendo Company, Ltd. 3,443,466
2,100 Nippon Shinyaku Company, Ltd. 47,438
72,900 Nippon Shokubai Company, Ltd. 898,391
616,000 Nippon Steel Corporation 2,537,145
69,000 Nippon Yusen Kabushiki Kaisha
d
2,354,636
7,900 Nishimatsu Construction Company,
Ltd. 279,742
1,500 Nishio Holdings Company, Ltd. 43,482
399,900 Nissan Motor Company, Ltd.
a
972,548
7,900 Nisshin Oillio Group, Ltd. 277,604
1,600 Nitta Corporation 44,918
43,700 Nitto Kogyo Corporation 1,067,820
1,300 Noevir Holdings Company, Ltd. 39,227
6,300 Nojima Corporation 172,623
273,700 Nomura Holdings, Inc. 2,005,858
151,000 Nomura Real Estate Holdings, Inc. 962,263
114 Nomura Real Estate Master Fund,
Inc. 123,674
11,100 Noritsu Koki Company, Ltd. 132,201
31,100 NS Solutions Corporation
d
758,402
24,900 NSD Company, Ltd. 585,383
43,000 NSK, Ltd. 221,820
7,019,100 NTT, Inc. 7,337,214
3,100 OBIC Business Consultants
Company, Ltd. 190,710
11,700 Ogaki Kyoritsu Bank, Ltd. 273,915
22,100 Ohsho Food Service Corporation 552,366
8,700 Oiles Corporation 135,294
10,900 Okamura Corporation 172,950
340,600 Ono Pharmaceutical Company, Ltd. 3,944,432
3,800 PAL GROUP Holdings Company,
Ltd. 64,583
464,900 Panasonic Holdings Corporation 5,046,071
7,100 Paramount Bed Holdings
Company, Ltd. 173,997
5,800 Plus Alpha Consulting Company,
Ltd. 97,989
9,500 Raito Kogyo Company, Ltd. 207,115
2,700 RAIZNEXT Corporation 34,878
21,500 Rakuten Bank, Ltd.
a
1,200,118
Shares Common Stock  90.2% Value
Japan  18.8%  - continued
176,384 Recruit Holdings Company, Ltd. $ 9,483,087
10,200 Restar Corporation 181,151
1,900 Riken Vitamin Company, Ltd. 37,381
25,600 Rohto Pharmaceutical Company,
Ltd. 431,025
9,500 Rorze Corporation 142,554
12,600 Sanki Engineering Company, Ltd. 420,125
10,100 Sankyo Company, Ltd. 175,475
16,800 Sanrio Company, Ltd. 788,593
15,700 Sanyo Chemical Industries, Ltd. 437,196
51,300 SBI Holdings, Inc. 2,233,472
600 SCREEN Holdings Company, Ltd. 54,367
17,300 SCSK Corporation 517,844
50,100 Secom Company, Ltd. 1,838,039
8,700 Sega Sammy Holdings, Inc. 183,310
283,100 Seiko Epson Corporation 3,621,530
260,400 Sekisui House, Ltd. 5,922,170
25,300 Shin-Etsu Chemical Company, Ltd. 828,411
9,500 ShinMaywa Industries, Ltd. 118,797
3,300 Shinnihon Corporation 41,095
40,200 Ship Healthcare Holdings, Inc. 621,531
11,400 Shizuoka Financial Group, Inc. 155,943
33,600 SKY Perfect JSAT Holdings, Inc. 316,259
6,400 Socionext, Inc. 120,279
2,079,900 SoftBank Corporation 3,059,116
34,200 SoftBank Group Corporation 4,315,375
113,900 Sojitz Corporation
d
3,012,330
230,300 Sompo Holdings, Inc. 7,119,853
540,500 Sony Financial Group, Inc.
a
599,398
540,500 Sony Group Corporation 15,537,592
50 SOSiLA Logistics REIT, Inc. 40,133
284 Star Asia Investment Corporation 115,826
27,600 Star Micronics Company, Ltd. 311,921
7,500 Starts Corporation, Inc. 257,412
63,800 Subaru Corporation 1,300,200
6,300 Sumco Corporation 66,986
195,500 Sumitomo Corporation 5,656,400
115,200 Sumitomo Forestry Company, Ltd. 1,374,476
139,200 Sumitomo Mitsui Financial Group,
Inc. 3,916,096
18,500 Sumitomo Mitsui Trust Group, Inc. 536,944
3,100 Sumitomo Riko Company, Ltd. 46,168
15,600 Suzuken Company, Ltd./Aichi
Japan 613,113
113,000 Systena Corporation 404,381
4,800 Taikisha, Ltd. 92,593
3,000 Taisei Corporation 206,152
35,100 Taiyo Holdings Company, Ltd. 1,915,429
17,300 Takamatsu Construction Group
Company, Ltd. 403,173
175,600 Takeda Pharmaceutical Company,
Ltd.
d
5,157,441
7,700 TBS Holdings, Inc. 292,049
16,600 TechMatrix Corporation 242,930
92,400 Terumo Corporation 1,524,279
2,900 THK Company, Ltd. 80,056
151,600 Timee, Inc.
a,d
1,513,098
79,900 Toagosei Company, Ltd. 813,910
4,300 Toenec Corporation 40,625
3,000 Toho Holdings Company, Ltd. 110,698
5,200 Tokai Corporation/Gifu 77,163
137,800 Tokai Tokyo Financial Holdings, Inc. 548,157
101,100 Tokio Marine Holdings, Inc. 4,278,871
16,100 Tokyo Electric Power Company
Holdings, Inc.
a
75,415
31,600 Tokyo Electron, Ltd. 5,601,636

International Equity Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  90.2% Value
Japan  18.8%  - continued
1,100 Tokyo Seimitsu Company, Ltd. $ 74,439
3,700 Tokyo Tatemono Company, Ltd. 74,059
40,300 Tokyu Construction Company, Ltd. 304,498
15,400 Tokyu Fudosan Holdings
Corporation 127,291
70,800 TOPPAN Holdings, Inc. 1,814,041
152,600 Tosoh Corporation 2,257,492
2,000 Totech Corporation 42,649
11,100 Totetsu Kogyo Company, Ltd. 324,352
654,900 Toyota Motor Corporation 12,578,315
6,400 Trial Holdings, Inc. 101,725
34,000 TS Tech Company, Ltd. 427,210
155,800 Tsubakimoto Chain Company 2,260,825
119,600 TV Asahi Holdings Corporation 2,708,035
25,000 UBE Corporation 385,751
92,000 Unicharm Corporation 596,847
7,600 Valor Holdings Company, Ltd. 149,346
123,600 Yamada Holdings Company, Ltd. 405,616
13,000 Yamazen Corporation 122,570
31,800 Yokogawa Bridge Holdings
Corporation 608,208
7,200 Yonex Company, Ltd. 184,454
32,400 Yuasa Trading Company, Ltd. 1,108,513
Total 321,740,477
Jersey  0.1%
24,068 International Workplace Group plc 72,560
217,802 Man Group plc 523,259
311,414 TP ICAP Group plc 1,157,037
Total 1,752,856
Kuwait  0.1%
202,640 Agility Public Warehousing
Company KSCP 99,554
74,015 Burgan Bank SAK 58,063
17,868 HumanSoft Holding Company
KSCC 145,284
175,502 Kuwait Finance House KSCP 456,667
136,693 National Bank of Kuwait KSCP 474,450
Total 1,234,018
Luxembourg  0.1%
109,864 Aroundtown SA
a
422,436
4,427 Befesa SA
b
150,185
48,866 Grand City Properties SA
a
646,124
3,839 Millicom International Cellular SA 186,345
2,291 RTL Group SA 94,100
Total 1,499,190
Malaysia  <0.1%
41,900 Hong Leong Bank Bhd 204,345
90,800 Public Bank Bhd 93,543
74,100 Sime Darby Property Bhd 25,945
172,200 Sunway Construction Group Bhd 247,926
Total 571,759
Mexico  0.1%
9,433 America Movil SAB de CV ADR 198,093
6,700 Arca Continental SAB de CV 70,371
7,090 Cemex SAB de CV ADR 63,739
156,600 Fibra Uno Administracion SA de CV 232,247
40,433 Grupo Financiero Banorte SAB de
CV ADR 406,085
29,300 Grupo Mexico SAB de CV 254,962
8,000 Industrias Penoles SAB de CV
a
357,433
Shares Common Stock  90.2% Value
Mexico  0.1%  - continued
64,300 Megacable Holdings SAB de CV $ 208,979
Total 1,791,909
Netherlands  5.7%
3,334 Aalberts NV 109,921
40,973 ABN AMRO Bank NV
b
1,314,399
62,393 AerCap Holdings NV 7,549,553
30,631 Airbus SE 7,153,155
21,337 ASML Holding NV 20,807,627
30,519 Cementir Holding NV 509,873
11,600 Euronext NV
b
1,736,658
28,069 Ferrari NV 13,605,670
56,423 Ferrovial SE 3,240,961
5,848 JBS NV 87,310
351,108 Koninklijke Ahold Delhaize NV 14,207,452
39,430 Koninklijke BAM Groep NV 373,380
44,926 Koninklijke Vopak NV 2,062,005
492,990 MFE-MediaForEurope NV 1,842,930
68,716 NN Group NV 4,845,695
197,360 Prosus NV 13,956,364
125,660 SBM Offshore NV 3,215,783
29,181 Wereldhave NV 652,684
Total 97,271,420
New Zealand  <0.1%
55,024 Contact Energy, Ltd. 290,319
7,097 EBOS Group, Ltd. 122,529
Total 412,848
Norway  0.9%
240,765 DNB Bank ASA 6,562,290
67,722 DNO International ASA 103,871
10,705 Europris ASA
b
108,689
168,560 Kongsberg Gruppen ASA 5,386,731
34,520 Nordic Semiconductor ASA
a
531,909
2,870 Sparebank 1 Oestlandet 54,187
8,273 SpareBank 1 SMN 160,693
86,037 Storebrand ASA 1,314,978
9,672 Yara International ASA 354,517
Total 14,577,865
Philippines  <0.1%
20,070 International Container Terminal
Services, Inc. 162,766
Total 162,766
Poland  0.1%
3,171 Asseco Poland SA 174,969
10,063 Bank Millennium SA
a
40,102
7,241 Bank Polska Kasa Opieki SA 348,968
19,157 Orlen SA 456,452
94,250 PGE Polska Grupa Energetyczna
SA
a
278,662
21,725 Powszechna Kasa Oszczednosci
Bank Polski SA 422,132
50,055 Tauron Polska Energia SA
a
125,279
Total 1,846,564
Portugal  0.4%
582,881 Banco Comercial Portugues SA 517,451
86,053 CTT-Correios de Portugal SA 733,311
970,269 EDP SA 4,604,877

International Equity Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  90.2% Value
Portugal  0.4%  - continued
189,886 Sonae SGPS SA $ 298,289
Total 6,153,928
Qatar  <0.1%
95,294 Commercial Bank PSQC 120,042
115,744 Doha Bank QPSC 80,935
16,866 Gulf Warehousing Company 12,767
12,019 Qatar Islamic Bank QPSC 78,906
68,090 Qatar National Bank QPSC 347,462
Total 640,112
Russian Federation  <0.1%
169,404 Gazprom PJSC ADR
a,c
17
14,886 GMK Norilskiy Nickel PAO ADR
a,c
1
6,112 LUKOIL PJSC
a,c,e
0
6,042 Mechel PJSC ADR
a,c
1
444 Novatek PJSC GDR
a,c
0
6,840 Polyus PJSC
a,c,e
0
1 Polyus PJSC GDR
a,c
0
329,720 Sberbank of Russia PJSC
a,c,e
0
17,590 Sovcomflot OAO
a,c,e
0
67,366 Surgutneftegas PAO ADR
a,c
7
Total 26
Saudi Arabia  0.2%
11,113 Al Babtain Power &
Telecommunication Company 171,486
42,544 Al Rajhi Bank 1,215,704
114,503 Arab National Bank 754,812
52,718 Banque Saudi Fransi 250,924
3,451 Eastern Province Cement Company 24,831
20,854 Riyad Bank 151,208
5,296 Riyadh Cement Company 40,304
61,111 Saudi Arabian Oil Company
b
401,257
9,127 Saudi Investment Bank 34,703
65,598 Saudi National Bank 685,331
16,064 Saudi Telecom Company 188,899
3,971 Theeb Rent A Car Company 69,063
Total 3,988,522
Singapore  1.5%
61,300 AIMS APAC REIT 64,694
145,300 CapitaLand China Trust 89,013
1,047,600 CapitaLand Integrated Commercial
Trust 1,860,480
553,200 ComfortDelGro Corporation, Ltd. 622,215
17,063 Kenon Holdings, Ltd. 764,327
44,300 Sasseur Real Estate Investment
Trust
a
23,364
589,600 Singapore Exchange, Ltd. 7,568,925
735,400 Singapore Technologies
Engineering, Ltd. 4,910,658
648,600 United Overseas Land, Ltd. 3,928,958
19,300 Venture Corporation, Ltd. 208,732
271,200 Yangzijiang Financial Holding, Ltd. 252,458
1,888,400 Yangzijiang Shipbuilding Holdings,
Ltd. 4,940,549
74,900 Yanlord Land Group, Ltd.
a
43,059
Total 25,277,432
South Africa  0.2%
31,289 Absa Group, Ltd. 328,358
56,166 AECI, Ltd. 316,549
163 Capitec Bank Holdings, Ltd. 32,891
7,314 Coronation Fund Managers, Ltd. 18,880
Shares Common Stock  90.2% Value
South Africa  0.2%  - continued
61,512 DataTec, Ltd. $ 213,839
38,233 FirstRand, Ltd. 171,903
17,346 Gold Fields, Ltd. ADR 727,838
44,496 Growthpoint Properties, Ltd. 37,952
10,424 Harmony Gold Mining Company,
Ltd. ADR 189,196
47,549 Momentum Group, Ltd. 90,280
1,974 Naspers, Ltd. 717,296
15,324 Nedbank Group, Ltd. 189,442
136,090 Redefine Properties, Ltd. 39,186
5,783 Sanlam, Ltd. 27,991
70,639 Sibanye Stillwater, Ltd.
a
199,806
43,252 Standard Bank Group 591,734
7,605 Vodacom Group 58,695
89,787 Vukile Property Fund, Ltd. 108,030
Total 4,059,866
South Korea  1.0%
22,221 BNK Financial Group, Inc. 231,240
107 Cheil Worldwide, Inc. 1,548
1,600 CJ Corporation 209,428
1,612 E-MART, Inc. 86,790
5,798 Green Cross Holdings Corporation 65,005
9,126 GS Holdings Corporation 299,038
12,343 Hana Financial Group, Inc. 767,425
675 Hanwha Aerospace Company, Ltd. 533,814
2,860 Hanwha Corporation 172,680
4,033 HD Hyundai Company, Ltd. 447,509
16 HD Hyundai Heavy Industries
Company, Ltd. 5,877
2,109 HD Korea Shipbuilding & Offshore
Engineering Company, Ltd. 617,978
1,953 Hyundai Glovis Company, Ltd. 230,397
30,238 iM Financial Group Company, Ltd. 296,911
15,309 Industrial Bank of Korea 212,412
9,785 KB Financial Group, Inc. 807,614
5,160 Kia Corporation 370,369
4,289 Korean Reinsurance Company 33,337
298 KT&G Corporation 28,387
8,089 LG Corporation 415,498
43,682 LG Uplus Corporation 477,794
7,668 LX International Corporation 174,874
9,507 Mirae Asset Securities Company,
Ltd. 145,185
861 PharmaResearch Company, Ltd. 370,069
802 Samsung Biologics Company,
Ltd.
a,b
571,544
4,845 Samsung C&T Corporation 638,024
76,473 Samsung Electronics Company,
Ltd. 4,584,582
9,714 SD Biosensor, Inc. 69,056
18,236 Shinhan Financial Group Company,
Ltd. 919,422
7,350 SK Hynix, Inc. 1,822,050
3,487 SK Square Company, Ltd.
a
502,267
11,174 SK Telecom Company, Ltd. 433,163
1,078 SK, Inc. 161,443
16,636 Woori Financial Group, Inc. 308,085
Total 17,010,815
Spain  2.3%
204,376 Aena SME SA
b
5,587,516
551,211 Banco Bilbao Vizcaya Argentaria
SA
d
10,621,665
1,510,716 Banco Santander SA 15,853,981

International Equity Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  90.2% Value
Spain  2.3%  - continued
3,842 Construcciones y Auxiliar de
Ferrocarriles SA $ 238,174
29,685 International Consolidated Airlines
Group SA 155,355
8,997 Let's GOWEX SA
a,c,f
1
134,093 Logista Integral SA 4,554,748
10,259 Melia Hotels International SA 89,472
114,009 Merlin Properties Socimi SA 1,726,527
54,843 Unicaja Banco SA
b
150,914
2,106 Vidrala SA 223,045
Total 39,201,398
Supranational  <0.1%
2,626 Unibail-Rodamco-Westfield 276,557
Total 276,557
Sweden  1.5%
76,601 AB Industrivarden, Class A 3,043,170
84,948 AcadeMedia AB
b
882,147
6,111 Alfa Laval AB 279,060
71,526 Arjo AB 251,296
205,779 Assa Abloy AB 7,162,732
40,083 Atlas Copco AB, Class B 603,147
39,398 Attendo AB
b
296,263
2,036 Avanza Bank Holding AB 75,604
38,861 Betsson AB 643,213
12,552 Billerud AB 112,985
31,769 Cloetta AB 114,634
44,570 Dios Fastigheter AB 309,438
41,511 Fabege AB 350,761
2,665 Getinge AB 57,439
231,121 Granges AB 2,872,398
131,696 Hexpol AB 1,184,271
764 INVISIO AB 25,645
3,722 Inwido AB 70,555
7,153 Loomis AB 305,691
20,512 NCC AB 471,649
3,360 Nyfosa AB 29,346
43,119 Peab AB 351,158
7,095 Platzer Fastigheter Holding AB 52,001
4,488 Saab AB 275,753
197,559 Sinch AB
a,b
639,180
198,323 SSAB AB, Class A 1,191,565
41,537 SSAB AB, Class B 242,232
15,380 Svolder AB 88,570
362,328 Telefonaktiebolaget LM Ericsson 3,002,252
10,090 Wihlborgs Fastigheter AB 98,790
Total 25,082,945
Switzerland  7.6%
320,753 ABB, Ltd. 23,210,755
23,136 Accelleron Industries AG 1,959,267
20,733 Avolta AG 1,132,099
11 Belimo Holding AG 11,569
616 Burckhardt Compression Holding
AG 479,960
4 Chocoladefabriken Lindt and
Spruengli AG 601,883
2,685 DKSH Holding AG 182,717
7,234 EFG International AG 147,721
7,712 Galenica AG
b
839,516
1,061 Givaudan SA 4,327,864
1,026 Huber+Suhner AG 176,358
3,866 INFICON Holding AG 458,660
1,116 Kardex Holding AG 436,060
Shares Common Stock  90.2% Value
Switzerland  7.6%  - continued
51,784 Logitech International SA $ 5,696,159
77,782 Nestle SA 7,143,129
244,446 Novartis AG 31,430,473
7,054 PSP Swiss Property AG 1,213,649
74,487 Roche Holding AG, Participation
Certificates 24,802,947
11,893 Schindler Holding AG, Participation
Certificates 4,522,626
1,564 Temenos AG 127,027
334,159 UBS Group AG 13,738,464
8,856 Zurich Insurance Group AG 6,330,121
Total 128,969,024
Taiwan  2.0%
10,000 Acter Group Corporation, Ltd. 255,508
53,000 Arcadyan Technology Corporation 383,029
664,000 Asia Cement Corporation 832,623
13,000 Asustek Computer, Inc. 287,200
6,000 Bora Pharmaceuticals Company,
Ltd. 136,671
16,000 Catcher Technology Company, Ltd. 96,003
33,000 Charoen Pokphand Enterprise
(Taiwan) Company, Ltd. 152,256
78,000 Chipbond Technology Corporation 142,066
10,591 Chunghwa Telecom Company, Ltd.
ADR 461,980
144,000 Compal Electronics, Inc. 153,838
943,000 CTBC Financial Holding Company,
Ltd. 1,329,931
64,000 Delta Electronics, Inc. 1,802,887
99,000 Far Eastern New Century
Corporation 90,410
65,000 Far EasTone Telecommunications
Company, Ltd. 188,784
113,000 Feng Hsin Steel Company, Ltd. 242,106
33,000 Hannstar Board Corporation 99,622
216,000 Hon Hai Precision Industry
Company, Ltd. 1,542,271
182,000 Hua Nan Financial Holdings
Company, Ltd. 176,953
124,000 Lite-On Technology Corporation 704,927
34,000 Marketech International
Corporation 274,137
26,000 MediaTek, Inc. 1,127,614
264,000 Pegatron Corporation 614,896
17,000 Promate Electronic Company, Ltd. 27,435
12,000 Quanta Computer, Inc. 114,950
35,000 Sigurd Microelectronics
Corporation 104,890
26,000 Simplo Technology Company, Ltd. 316,359
437,000 SinoPac Financial Holdings
Company, Ltd. 359,121
117,000 Synnex Technology International
Corporation 243,109
27,000 Systex Corporation 107,466
32,081 Taichung Commercial Bank
Company, Ltd. 23,923
107,000 Taiwan Mobile Company, Ltd. 383,044
7,000 Taiwan Secom Company, Ltd. 25,649
436,515 Taiwan Semiconductor
Manufacturing Company, Ltd. 18,961,263
52,947 Topco Scientific Company, Ltd. 547,429
261,000 Uni-President Enterprises
Corporation 672,930

International Equity Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  90.2% Value
Taiwan  2.0%  - continued
3,000 United Integrated Services
Company, Ltd. $ 88,619
38,000 Wah Lee Industrial Corporation 119,424
17,000 WPG Holdings, Ltd. 36,978
10,000 Yankey Engineering Company, Ltd. 145,791
Total 33,374,092
Thailand  0.3%
147,400 Advanced Info Service PCL NVDR 1,324,131
819,600 Charoen Pokphand Foods PCL
NVDR 563,908
268,500 Kasikornbank PCL NVDR 1,388,780
21,300 Kiatnakin Phatra Bank PCL NVDR 38,656
907,000 Krung Thai Bank PCL NVDR 693,946
198,200 SCB X PCL NVDR 786,325
508,800 Thai Life Insurance PCL NVDR 166,604
77,800 TIDLOR Holdings PCL NVDR 47,292
53,700 Tisco Financial Group PCL
c
169,039
Total 5,178,681
Turkey  <0.1%
203,514 Dogan Sirketler Grubu Holding AS 83,955
339,104 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS 162,358
26,749 Turk Hava Yollari Anonim Ortakligi 202,842
Total 449,155
United Arab Emirates  0.2%
30,345 Abu Dhabi Commercial Bank PJSC 120,586
9,888 Abu Dhabi Islamic Bank PJSC 58,697
145,536 Abu Dhabi National Oil Company
for Distribution PJSC 150,566
29,881 Air Arabia PJSC 30,563
54,160 Aldar Properties PJSC 139,899
424,418 Deyaar Development PJSC 115,447
232,581 Dubai Islamic Bank PJSC 606,606
89,789 Emaar Development PJSC 329,022
273,487 Emaar Properties PJSC 971,674
86,701 Emirates NBD Bank PJSC 573,593
23,218 Emirates Telecommunications
Group Company PJSC 119,091
169,280 First Abu Dhabi Bank PJSC 720,801
Total 3,936,545
United Kingdom  11.6%
30,881 Aderdeen Group plc 82,203
9,044 AngloGold Ashanti plc 631,488
74,386 AstraZeneca plc 11,396,014
975,077 Auto Trader Group plc
b
10,358,520
4,300 Babcock International Group plc 77,359
108,577 BAE Systems plc 3,022,395
228,899 Balfour Beatty plc 1,998,744
2,655,122 Barclays plc 13,661,461
5,905 Beazley plc 72,218
2,956 Berkeley Group Holdings plc 152,781
30,954 Big Yellow Group plc 405,570
36,834 Breedon Group plc 177,941
57,266 British Land Company plc 269,261
3,370,584 Centrica plc 7,568,948
151,374 Compass Group plc 5,159,696
3,102 Computacenter plc 112,381
99,193 Currys plc 186,366
955 Diploma plc 68,355
9,292 Diversified Energy Company plc 129,842
12,489 Dunelm Group plc 188,792
Shares Common Stock  90.2% Value
United Kingdom  11.6%  - continued
124,844 Endeavour Mining plc $ 5,220,612
6,690 Energean plc 74,588
99,833 Evraz plc
a,c
13
141,745 FirstGroup plc 430,067
13,533 Future plc 120,122
3,452 Games Workshop Group plc 676,547
36,149 GB Group plc 110,430
208,217 GSK plc 4,470,829
1,129,667 Haleon plc 5,083,705
135,235 Halma plc 6,295,291
99,377 Harbour Energy plc 278,454
14,021 Hikma Pharmaceuticals plc 321,866
36,898 Howden Joinery Group plc 419,784
389,204 HSBC Holdings plc 5,492,880
221,600 IG Group Holdings plc 3,214,049
31,596 IMI plc 975,899
291,885 Imperial Brands plc 12,399,694
2,047 Intertek Group plc 130,300
14,563 Johnson Matthey plc 394,551
36,205 Jupiter Fund Management plc 70,117
3,691 Kainos Group plc 46,884
7,223 Keller Group plc 146,985
98,929 Kier Group plc 293,840
4,367 Lion Finance Group plc 450,378
127,982 MONY Group plc 342,200
7,804 Morgan Sindall Group plc 466,004
884,289 NatWest Group plc 6,246,043
60,140 Next plc 10,025,568
76,337 Paragon Banking Group plc 890,624
14,081 Phoenix Group Holdings plc 122,181
14,061 Polar Capital Holdings plc 91,074
29,858 QinetiQ Group plc 221,913
361,653 RELX plc 17,279,354
135,718 Rightmove plc 1,296,086
33,913 Rio Tinto plc 2,234,949
505,330 Rolls-Royce Holdings plc 8,122,804
192,333 Rotork plc 879,319
528,127 Shell plc 18,822,987
113,990 Smiths Group plc 3,614,069
532,146 Standard Chartered plc 10,327,654
1,414 TBC Bank Group plc 86,553
1,265,003 Tesco plc 7,582,034
52,158 Tritax Big Box REIT plc 101,666
2,058 Unilever plc 121,645
5,853,623 Vodafone Group plc 6,807,200
95,685 Zigup plc 419,519
Total 198,939,666
Virgin Islands, British  <0.1%
4,449 VK IPJSC GDR
a,c
0
Total 0
Total Common Stock
(cost $1,189,087,159) 1,541,768,878
Shares
Collateral Held for Securities
Loaned 1.8%
30,867,326 Thrivent Cash Management Trust 30,867,326
Total Collateral Held for
Securities Loaned
(cost $30,867,326) 30,867,326
Shares Preferred Stock 0.2%
Brazil  0.1%
10,000 Bradespar SA 31,791

International Equity Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock  0.2% Value
Brazil  0.1%  - continued
143,100 Companhia de Saneamento do
Parana $ 193,857
55,200 Companhia de Saneamento do
Parana, Units 383,540
20,400 Itausa SA 44,194
130,278 Petroleo Brasileiro SA 767,385
Total 1,420,767
Germany  <0.1%
560 Draegerwerk AG & Company KGaA 41,682
5,859 Porsche Automobil Holding SE 230,890
Total 272,572
Russian Federation  <0.1%
765,300 Surgutneftegas PAO
a,c,e
1
17,100 Transneft PJSC
a,c,e
0
Total 1
South Korea  0.1%
2,152 Hyundai Motor Company, 2nd
Preferred 255,535
5,046 Hyundai Motor Company, Preferred 586,712
11,916 Samsung Electronics Company,
Ltd. 565,546
Total 1,407,793
Total Preferred Stock
(cost $3,658,453) 3,101,133
Shares or
Principal
Amount Short-Term Investments 8.9%
Federal Home Loan Bank Discount
Notes
1,000,000 4.259%,  10/8/2025
g,h
999,104
200,000 4.250%,  10/24/2025
g,h
199,463
1,000,000 4.240%,  10/29/2025
g,h
996,754
4,400,000 4.150%,  11/19/2025
g,h
4,376,594
Federal Home Loan Mortgage
Corporation Discount Notes
1,200,000 3.903%,  12/8/2025
g,h
1,191,134
Federal National Mortgage
Association Discount Notes
200,000 4.155%,  10/22/2025
g,h
199,507
100,000 3.960%,  12/3/2025
g,h
99,315
100,000 3.955%,  12/4/2025
g,h
99,304
3,500,000 3.860%,  12/22/2025
g,h
3,468,892
State Street Institutional U.S.
Government Money Market Fund
35,085,511 4.090%
g
35,085,511
Thrivent Core Short-Term Reserve
Fund
10,535,477 4.410% 105,354,771
Total Short-Term Investments
(cost $152,069,258) 152,070,349
Total Investments (cost
$1,375,682,196) 101.1% $1,727,807,686
Other Assets and Liabilities,
Net (1.1%) (18,399,346)
Total Net Assets 100.0% $1,709,408,340
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2025, the value of these investments was $45,367,866 or
2.7% of total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the security is on loan.
e Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
f In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Equity
Portfolio as of September 30, 2025:
Securities Lending Transactions
Common Stock $ 29,490,755
Total lending $29,490,755
Gross amount payable upon return of
collateral for securities loaned $30,867,326
Net amounts due to counterparty $1,376,571
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
PCL - Public Company Limited
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

International Equity Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2025, in valuing International Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services @ 96,086,341 3,752,587 92,333,753 1
Consumer Discretionary 151,489,380 1,396,583 150,092,797 –
Consumer Staples @ 69,232,275 152,102 69,080,173 0
Energy @ 34,653,982 331,008 34,322,950 24
Financials @ 408,964,437 4,435,115 404,360,283 169,039
Health Care 132,222,333 – 132,222,333 –
Industrials 316,040,373 7,669,919 308,370,454 –
Information Technology 155,540,744 10,471,243 145,069,501 –
Materials @ 92,327,473 1,962,854 90,364,604 15
Real Estate 39,715,620 – 39,715,620 –
Utilities 45,495,920 14,443 45,481,477 –
Preferred Stock
Consumer Discretionary 1,073,137 – 1,073,137 –
Energy @ 767,386 – 767,385 1
Financials 44,194 – 44,194 –
Health Care 41,682 – 41,682 –
Information Technology 565,546 – 565,546 –
Materials 31,791 – 31,791 –
Utilities 577,397 – 577,397 –
Short-Term Investments 46,715,578 35,085,511 11,630,067 –
Subtotal Investments in Securities $1,591,585,589 $65,271,365 $1,526,145,144 $169,080
Other Investments  * Total
Affiliated Short-Term Investments 105,354,771
Collateral Held for Securities Loaned 30,867,326
Subtotal Other Investments $136,222,097
Total Investments at Value $1,727,807,686
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
@ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of September 30, 2025, in valuing International Equity Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,451,173 786,878 1,664,295 –
Total Asset Derivatives $2,451,173 $786,878 $1,664,295 $–
Liability Derivatives
Futures Contracts 588,735 588,735 – –
Total Liability Derivatives $588,735 $588,735 $– $–

International Equity Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
TSX
-
Toronto Stock Exchange
The following table presents International Equity Portfolio's futures contracts held as of September 30, 2025. Investments and/or cash totaling
$11,630,067 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME Canadian Dollar Foreign Exchange
Currency 1,191 December 2025 $ 86,459,835 ( $ 588,735)
CME E-mini S&P 500 Index 104 December 2025 34,575,612 465,888
ICE mini MSCI EAFE Index 507 December 2025 70,426,846 180,509
ICE US mini MSCI Emerging Markets Index 122 December 2025 8,153,689 140,481
S&P / TSX 60 Index 347 December 2025 86,740,045 1,664,295
Total Futures Long Contracts $ 286,356,027 $ 1,862,438
Total Futures Contracts $ 286,356,027 $1,862,438
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
9/30/2025
Shares Held at
9/30/2025
% of Net
Assets
9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $24,884 $217,176 $136,705 $105,355 10,535 6.2%
Total Affiliated Short-Term Investments 24,884 105,355 6.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,291 147,788 124,212 30,867 30,867 1.8
Total Collateral Held for Securities Loaned 7,291 30,867 1.8
Total Value $32,175 $136,222
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $– $– $ – $3,181
Total Income/Non Cash Income from Affiliated
Investments $3,181
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 83
Total Affiliated Income from Securities Loaned, Net $83
Total Value $– $– $ –

International Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 97.2% Value
Australia  6.5%
18,198 APA Group $ 106,834
7,832 Aristocrat Leisure, Ltd. 362,570
2,711 ASX, Ltd. 105,069
41,621 Australia and New Zealand
Banking Group, Ltd. 913,936
70,811 BHP Group, Ltd. 1,978,119
6,119 BlueScope Steel, Ltd. 91,913
19,070 Brambles, Ltd. 312,894
5,271 CAR Group, Ltd. 128,195
912 Cochlear, Ltd. 168,069
18,711 Coles Group, Ltd. 288,015
23,345 Commonwealth Bank of Australia 2,578,070
7,262 Computershare, Ltd. 174,475
6,755 CSL, Ltd. 888,594
27,934 Evolution Mining, Ltd. 199,128
23,624 Fortescue, Ltd. 292,570
28,335 Goodman Group 614,048
32,996 Insurance Australia Group, Ltd. 178,797
31,050 Lottery Corporation, Ltd. 120,573
5,051 Macquarie Group, Ltd. 733,152
38,419 Medibank, Private Ltd. 122,395
42,730 National Australia Bank, Ltd. 1,246,509
18,932 Northern Star Resources, Ltd. 295,629
24,033 Origin Energy, Ltd. 198,332
802 Pro Medicus, Ltd. 163,284
10,344 Qantas Airways, Ltd. 74,744
21,065 QBE Insurance Group, Ltd. 286,658
737 REA Group, Ltd. 112,701
5,179 Rio Tinto, Ltd. 417,754
45,307 Santos, Ltd. 201,202
72,662 Scentre Group 195,996
2,839 SGH, Ltd. 93,715
64,415 Sigma Healthcare, Ltd. 126,498
6,550 Sonic Healthcare, Ltd. 92,773
62,826 South32, Ltd. 113,886
33,478 Stockland 135,392
15,106 Suncorp Group, Ltd. 202,537
55,588 Telstra Corporation, Ltd. 177,221
43,362 Transurban Group 395,628
54,105 Vicinity Centres 90,140
4,782 Washington H. Soul Pattinson and
Company, Ltd. 121,753
15,830 Wesfarmers, Ltd. 962,991
47,738 Westpac Banking Corporation 1,229,962
2,801 Wisetech Global, Ltd. 167,453
26,488 Woodside Energy Group, Ltd. 399,994
17,041 Woolworths, Ltd. 300,741
Total 18,160,909
Austria  0.2%
4,295 Erste Group Bank AG 422,211
2,054 OMV AG 109,741
950 Verbund AG 69,191
Total 601,143
Belgium  0.8%
2,081 Ageas SA NV 144,331
13,789 Anheuser-Busch InBev NV 824,263
300 D'ieteren Group 56,310
609 Elia System Operator SA 70,359
1,124 Groupe Bruxelles Lambert SA 100,766
3,204 KBC Groep NV 383,965
6 Lotus Bakeries NV 56,614
215 Sofina SA 63,570
215 Sofina SA, Rights
a
480
Shares Common Stock  97.2% Value
Belgium  0.8%  - continued
1,015 Syensqo SA $ 82,406
1,764 UCB SA 492,395
Total 2,275,459
Bermuda  0.2%
18,445 Aegon, Ltd. 148,704
9,000 CK Infrastructure Holdings, Ltd. 59,048
15,200 Hongkong Land Holdings, Ltd. 96,216
2,300 Jardine Matheson Holdings, Ltd. 145,146
Total 449,114
Cayman Islands  0.6%
906 Futu Holdings, Ltd. ADR 157,562
33,099 Grab Holdings, Ltd.
a
199,256
34,000 Sands China, Ltd. 94,476
5,359 Sea, Ltd. ADR
a
957,814
19,000 SITC International Holdings
Company, Ltd. 73,149
116,533 WH Group, Ltd.
b
126,200
23,000 Wharf Real Estate Investment
Company, Ltd. 67,914
Total 1,676,371
Denmark  1.9%
41 A.P. Moller - Maersk AS, Class A 80,425
55 A.P. Moller - Maersk AS, Class B 108,118
1,311 Carlsberg AS 152,598
1,759 Coloplast AS 151,608
9,337 Danske Bank AS 398,826
1,193 Demant AS
a
41,531
2,851 DSV AS 569,546
850 Genmab AS
a
262,266
44,928 Novo Nordisk AS 2,501,666
4,916 Novonesis (Novozymes) B 302,550
5,026 Orsted AS
a,c
83,054
2,346 Orsted AS
a,b,d
40,808
1,110 Pandora AS 145,129
1,345 ROCKWOOL AS 50,144
4,691 Tryg AS 119,101
14,088 Vestas Wind Systems AS 267,999
Total 5,275,369
Finland  1.1%
1,984 Elisa Oyj 104,137
6,258 Fortum Oyj 118,781
3,810 Kesko Oyj 81,084
4,742 KONE Oyj 323,449
9,251 Metso Oyj 127,519
5,902 Neste Oil Oyj 108,442
72,089 Nokia Oyj 346,663
43,565 Nordea Bank Abp 717,247
1,518 Orion Oyj 116,543
33,776 Sampo Oyj 388,322
8,125 Stora Enso Oyj 89,415
7,362 UPM-Kymmene Oyj 201,621
7,016 Wartsila Corporation 210,443
Total 2,933,666
France  9.7%
2,734 Accor SA 129,894
483 Aeroports de Paris SA 63,988
8,070 Air Liquide SA 1,681,443
4,834 Alstom SA
a
126,489
860 Amundi SA
b
68,348

International Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  97.2% Value
France  9.7%  - continued
796 Arkema SA $ 50,473
24,725 AXA SA 1,185,691
578 BioMerieux 77,578
14,198 BNP Paribas SA 1,298,593
9,580 Bollore SA 54,330
2,670 Bouygues SA 120,427
4,747 Bureau Veritas SA 148,892
2,271 Capgemini SE 331,288
8,217 Carrefour SA 124,527
6,266 Compagnie de Saint-Gobain SA 678,933
9,353 Compagnie Generale des
Etablissements Michelin SCA 336,837
779 Covivio SA/France 52,504
14,774 Credit Agricole SA 291,138
9,030 Danone SA 786,816
273 Dassault Aviation SA 91,967
9,377 Dassault Systemes SE 315,453
3,347 Edenred SE 79,708
957 Eiffage SA 122,609
25,479 Engie SA 547,712
4,200 EssilorLuxottica SA 1,368,170
1,551 FDJ UNITED 52,008
642 Gecina SA 64,496
4,220 Groupe Eurotunnel SA 77,815
442 Hermes International SCA 1,086,899
526 Ipsen SA 70,630
1,038 Kering SA 347,832
3,001 Klepierre SA 117,159
3,658 Legrand SA 607,819
3,354 L'Oreal SA 1,457,274
3,489 LVMH Moet Hennessy Louis Vuitton
SE 2,147,072
25,976 Orange SA 421,357
2,815 Pernod-Ricard SA 277,139
3,193 Publicis Groupe SA 307,274
2,681 Renault SA 110,239
3,129 Rexel SA 103,017
5,023 Safran SA 1,782,512
15,415 Sanofi SA 1,459,711
407 Sartorius Stedim Biotech 82,944
7,648 Schneider Electric SE 2,152,705
10,048 Societe Generale SA 668,961
1,234 Sodexo SA 77,858
752 Teleperformance SE 56,170
1,293 Thales SA 408,737
28,641 TotalEnergies SE 1,744,489
8,784 Veolia Environnement SA 299,553
6,899 Vinci SA 958,770
Total 27,074,248
Germany  9.3%
2,385 Adidas AG 505,339
5,387 Allianz SE 2,266,461
12,451 BASF SE 622,107
13,705 Bayer AG 456,257
3,924 Bayerische Motoren Werke AG 395,491
1,358 Beiersdorf AG 142,096
1,712 Brenntag AG 102,588
10,742 Commerzbank AG 406,715
1,535 Continental AG 101,550
2,505 Covestro AG
a
171,460
870 CTS Eventim AG & Company KGaA 85,412
6,628 Daimler Truck Holding AG 274,079
2,681 Delivery Hero AG
a,b
76,983
25,820 Deutsche Bank AG 914,438
Shares Common Stock  97.2% Value
Germany  9.3%  - continued
2,627 Deutsche Boerse AG $ 703,490
8,370 Deutsche Lufthansa AG 71,038
48,693 Deutsche Telekom AG 1,658,949
13,392 DHL Group 598,455
31,320 E.ON SE 589,929
3,575 Evonik Industries AG 62,166
3,070 Fresenius Medical Care AG 162,212
5,893 Fresenius SE & Company KGaA 329,334
2,044 GEA Group AG 151,118
841 Hannover Rueckversicherung SE 253,780
1,867 Heidelberg Materials AG 422,029
1,450 Henkel AG & Company KGaA 107,629
886 HENSOLDT AG 115,395
18,218 Infineon Technologies AG 714,697
1,012 Knorr-Bremse AG 95,218
1,054 LEG Immobilien SE 84,002
10,075 Mercedes-Benz Group AG 635,029
1,803 Merck KGaA 233,930
751 MTU Aero Engines AG 346,465
1,823 Muenchener Rueckversicherungs-
Gesellschaft AG 1,163,942
806 Nemetschek SE 105,185
71 Rational AG 54,257
640 Rheinmetall AG 1,497,074
8,820 RWE AG 392,303
14,567 SAP SE 3,900,577
1,046 Scout24 SE
b
131,229
10,602 Siemens AG 2,862,315
9,478 Siemens Energy AG
a
1,114,418
4,721 Siemens Healthineers AG
b
255,719
1,852 Symrise AG 161,069
901 Talanx AG 120,128
10,491 Vonovia SE 327,863
3,132 Zalando SE
a,b
96,116
Total 26,038,036
Hong Kong  1.7%
148,200 AIA Group, Ltd. 1,420,344
51,500 BOC Hong Kong (Holdings), Ltd. 241,266
27,000 CK Asset Holdings, Ltd. 130,764
37,500 CK Hutchison Holdings, Ltd. 246,374
23,000 CLP Holdings, Ltd. 190,309
31,000 Galaxy Entertainment Group, Ltd. 170,449
10,500 Hang Seng Bank, Ltd. 159,778
20,000 Henderson Land Development
Company, Ltd. 70,449
53,000 HKT Trust and HKT, Ltd. 78,361
156,162 Hong Kong and China Gas
Company, Ltd. 135,516
16,800 Hong Kong Exchanges & Clearing,
Ltd. 953,745
36,260 Link REIT 186,304
21,500 MTR Corporation, Ltd. 72,812
19,500 Power Assets Holdings, Ltd. 123,428
50,571 Sino Land Company, Ltd. 63,938
20,000 Sun Hung Kai Properties, Ltd. 239,231
5,000 Swire Pacific, Ltd. 42,374
20,500 Techtronic Industries Company,
Ltd. 262,056
15,000 Wharf Holdings, Ltd. 42,907
Total 4,830,405
Ireland  0.5%
29,808 AIB Group plc 271,753
13,439 Bank of Ireland Group plc 222,514

International Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  97.2% Value
Ireland  0.5%  - continued
1,369 DCC plc $ 88,125
8,072 James Hardie Industries plc
a
149,811
2,284 Kerry Group plc 206,195
2,159 Kingspan Group plc 180,517
11,841 Ryanair Holdings plc 346,024
Total 1,464,939
Isle of Man  <0.1%
8,476 Entain plc 100,173
Total 100,173
Israel  1.0%
592 Azrieli Group, Ltd. 58,726
17,438 Bank Hapoalim BM 354,465
20,837 Bank Leumi Le-Israel BM 410,543
1,208 Check Point Software Technologies,
Ltd.
a
249,947
643 CyberArk Software, Ltd.
a
310,665
388 Elbit Systems, Ltd. 197,393
10,803 ICL Group, Ltd. 67,457
17,100 Israel Discount Bank, Ltd. 168,943
2,176 Mizrahi Tefahot Bank, Ltd. 142,976
571 Monday.com, Ltd.
a
110,597
882 NICE, Ltd.
a
127,770
409 Nova, Ltd.
a
130,061
3,152 Phoenix Financial, Ltd. 118,024
15,960 Teva Pharmaceutical Industries,
Ltd. ADR
a
322,392
765 Wix.com, Ltd.
a
135,887
Total 2,905,846
Italy  2.7%
3,119 Banca Mediolanum SPA 62,645
27,533 Banca Monte dei Paschi di Siena
SPA 244,995
15,853 Banco BPM SPA 237,930
20,401 BPER Banca SPA 226,904
8,588 Davide Campari-Milano NV 54,307
113,462 Enel SPA 1,075,230
28,534 Eni SPA 499,235
8,532 Finecobank Banca Fineco SPA 185,176
11,891 Generali 467,318
3,900 Infrastrutture Wireless Italiane SPA
b
45,831
198,691 Intesa Sanpaolo SPA 1,315,175
5,646 Leonardo SPA 361,270
3,259 Moncler SPA 191,804
7,723 Nexi SPA
b
43,753
6,377 Poste Italiane SPA
b
151,588
3,928 Prysmian SPA 390,921
1,605 Recordati SPA 97,962
28,131 Snam SPA 168,906
160,386 Telecom Italia SPA/Milano
a
84,033
19,628 Terna Rete Elettrica Nazionale SPA 199,195
19,557 UniCredit SPA 1,488,196
5,004 Unipol Assicurazioni SPA 107,574
Total 7,699,948
Japan  21.6%
10,700 Advantest Corporation 1,058,688
31,200 Aeon Company, Ltd. 378,714
2,700 AGC, Inc. 88,053
6,900 Aisin Corporation 119,164
12,600 Ajinomoto Company, Inc. 361,232
2,200 All Nippon Airways Company, Ltd. 42,503
20,121 Asahi Group Holdings, Ltd. 241,229
Shares Common Stock  97.2% Value
Japan  21.6%  - continued
17,100 Asahi Kasei Corporation $ 134,401
9,700 Asics Corporation 253,825
25,200 Astellas Pharma, Inc. 274,680
8,200 Bandai Namco Holdings, Inc. 272,826
8,000 Bridgestone Corporation 369,745
12,100 Canon, Inc. 353,115
4,800 Capcom Company, Ltd. 130,325
10,800 Central Japan Railway Company 309,632
7,900 Chiba Bank, Ltd. 82,811
9,500 Chubu Electric Power Company,
Inc. 131,936
9,400 Chugai Pharmaceutical Company,
Ltd. 416,744
14,400 Concordia Financial Group, Ltd. 110,247
5,500 Dai Nippon Printing Company, Ltd. 93,526
4,500 Daifuku Company, Ltd. 144,018
49,000 Dai-ichi Mutual Life Insurance
Company, Ltd. 385,442
23,800 Daiichi Sankyo Company, Ltd. 535,505
3,700 Daikin Industries, Ltd. 426,470
4,000 Daito Trust Construction Company,
Ltd. 87,765
7,800 Daiwa House Industry Company,
Ltd. 280,137
18,600 Daiwa Securities Group, Inc. 151,145
24,400 Denso Corporation 351,157
1,259 DISCO Corporation 394,748
13,500 East Japan Railway Company 330,194
3,700 Eisai Company, Ltd. 124,996
37,800 Eneos Holdings, Inc. 239,395
13,000 FANUC Corporation 373,580
2,700 Fast Retailing Company, Ltd. 820,022
1,900 Fuji Electric Company, Ltd. 127,364
15,600 FUJIFILM Holdings NPV 387,945
3,500 Fujikura, Ltd. 342,359
24,600 Fujitsu, Ltd. 577,075
3,400 Hankyu Hanshin Holdings, Inc. 100,263
200 Hikari Tsushin, Inc. 55,714
63,900 Hitachi, Ltd. 1,692,907
55,200 Honda Motor Company, Ltd.
d
569,627
4,800 Hoya Corporation 663,698
6,400 Hulic Company, Ltd. 70,108
11,000 Idemitsu Kosan Company, Ltd. 75,258
14,000 IHI Corporation 260,740
12,300 Inpex Corporation 221,470
7,500 Isuzu Motors, Ltd. 94,525
16,600 ITOCHU Corporation 944,513
2,000 Japan Airlines Company, Ltd. 40,271
13,800 Japan Exchange Group, Inc. 154,104
24,900 Japan Post Bank Company, Ltd. 304,899
24,900 Japan Post Holdings Company,
Ltd. 247,140
2,600 Japan Post Insurance Company,
Ltd. 73,687
16,700 Japan Tobacco, Inc. 547,711
8,000 JFE Holdings, Inc. 98,169
5,900 Kajima Corporation 171,955
13,200 Kansai Electric Power Company,
Inc. 188,811
6,500 Kao Corporation 283,277
2,100 Kawasaki Heavy Industries, Ltd. 138,599
4,900 Kawasaki Kisen Kaisha, Ltd. 69,672
43,800 KDDI Corporation 698,546
2,700 Keyence Corporation 1,005,914
9,500 Kikkoman Corporation 80,451
10,800 Kirin Holdings Company, Ltd. 158,232

International Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  97.2% Value
Japan  21.6%  - continued
2,100 Kobe Bussan Company, Ltd. $ 57,877
13,300 Komatsu, Ltd. 463,335
1,400 Konami Group Corporation 201,967
13,600 Kubota Corporation 170,876
17,900 Kyocera Corporation 240,463
3,300 Kyowa Hakko Kirin Company, Ltd. 51,587
1,100 Lasertec Corporation 150,486
38,700 LY Corporation 124,227
6,200 M3, Inc. 100,367
3,100 Makita Corporation 100,475
19,700 Marubeni Corporation 491,559
4,600 MatsukiyoCocokara & Company 93,440
3,300 MEIJI Holdings Company, Ltd. 68,427
5,100 Minebea Mitsumu, Inc. 95,833
17,900 Mitsubishi Chemical Group
Corporation 102,820
44,900 Mitsubishi Corporation 1,070,389
26,500 Mitsubishi Electric Corporation 680,619
14,800 Mitsubishi Estate Company, Ltd. 340,161
12,300 Mitsubishi HC Capital, Inc. 101,607
44,700 Mitsubishi Heavy Industries, Ltd. 1,169,759
159,900 Mitsubishi UFJ Financial Group,
Inc. 2,579,407
34,500 Mitsui & Company, Ltd. 856,677
36,900 Mitsui Fudosan Company, Ltd. 401,697
4,800 Mitsui O.S.K. Lines, Ltd. 145,726
35,030 Mizuho Financial Group, Inc. 1,177,564
3,500 MonotaRO Company, Ltd. 50,816
17,900 MS and AD Insurance Group
Holdings, Inc. 405,362
23,300 Murata Manufacturing Company,
Ltd. 442,329
18,100 NEC Corporation 579,364
4,600 NEXON Company, Ltd. 100,950
11,600 Nidec Corporation 206,188
15,400 Nintendo Company, Ltd. 1,332,397
109 Nippon Building Fund, Inc. 102,820
13,200 Nippon Paint Holdings Company,
Ltd. 90,055
2,400 Nippon Sanso Holdings
Corporation 84,998
67,500 Nippon Steel Corporation 278,015
6,100 Nippon Yusen Kabushiki Kaisha
d
208,163
31,100 Nissan Motor Company, Ltd.
a
75,635
2,700 Nissin Foods Holdings Company,
Ltd. 50,856
5,500 Nitori Holdings Company, Ltd. 106,344
9,900 Nitto Denko Corporation 234,677
41,900 Nomura Holdings, Inc. 307,072
5,300 Nomura Research Institute, Ltd. 203,478
416,900 NTT, Inc. 435,794
9,100 Obayashi Corporation 149,363
4,500 OBIC Company, Ltd. 156,840
15,900 Olympus Corporation 201,024
500 Oracle Corporation Japan 51,052
15,100 Oriental Land Company, Ltd. 363,504
16,200 ORIX Corporation 425,185
5,000 Osaka Gas Company, Ltd. 144,818
3,200 Otsuka Corporation 66,797
6,100 Otsuka Holdings Company, Ltd. 325,318
26,500 Pan Pacific International Holdings
Company 174,474
32,500 Panasonic Holdings Corporation 352,758
21,100 Rakuten Group, Inc.
a
136,826
18,500 Recruit Holdings Company, Ltd. 994,632
23,500 Renesas Electronics Corporation 270,372
Shares Common Stock  97.2% Value
Japan  21.6%  - continued
29,000 Resona Holdings, Inc. $ 295,722
7,000 Ryohin Keikaku Company, Ltd. 139,280
2,500 Sanrio Company, Ltd. 117,350
3,900 SBI Holdings, Inc. 169,796
1,100 SCREEN Holdings Company, Ltd. 99,673
2,200 SCSK Corporation 65,853
5,900 Secom Company, Ltd. 216,456
5,200 Sekisui Chemical Company, Ltd. 96,807
8,300 Sekisui House, Ltd. 188,763
29,100 Seven & I Holdings Company, Ltd. 390,476
4,000 SG Holdings Company, Ltd. 41,318
3,300 Shimadzu Corporation 83,218
1,000 Shimano, Inc. 111,759
23,500 Shin-Etsu Chemical Company, Ltd. 769,473
10,500 Shionogi & Company, Ltd. 185,009
5,600 Shiseido Company, Ltd. 95,594
800 SMC Corporation 247,274
400,100 SoftBank Corporation 588,467
13,300 SoftBank Group Corporation 1,678,201
12,400 Sompo Holdings, Inc. 383,353
85,800 Sony Financial Group, Inc.
a
95,150
85,800 Sony Group Corporation 2,466,467
8,200 Subaru Corporation 167,110
15,200 Sumitomo Corporation 439,781
10,000 Sumitomo Electric Industries, Ltd. 284,541
3,400 Sumitomo Metal Mining Company,
Ltd. 109,463
51,500 Sumitomo Mitsui Financial Group,
Inc. 1,448,843
9,000 Sumitomo Mitsui Trust Group, Inc. 261,216
4,300 Sumitomo Realty & Development
Company, Ltd. 189,671
1,900 Suntory Beverage and Food, Ltd. 59,382
21,900 Suzuki Motor Corporation 318,840
7,000 Sysmex Corporation 86,537
6,800 T&D Holdings, Inc. 166,217
2,200 Taisei Corporation 151,178
22,200 Takeda Pharmaceutical Company,
Ltd.
d
652,023
27,100 TDK Corporation 392,430
18,600 Terumo Corporation 306,835
3,000 TIS, Inc. 98,955
1,500 Toho Company, Ltd. 96,424
25,600 Tokio Marine Holdings, Inc. 1,083,473
6,300 Tokyo Electron, Ltd. 1,116,782
4,400 Tokyo Gas Company, Ltd. 156,458
4,100 Tokyo Metro Company, Ltd. 46,991
6,900 Tokyu Corporation 84,148
3,300 TOPPAN Holdings, Inc. 84,553
19,300 Toray Industries, Inc. 123,130
2,300 Toyota Industries Corporation 258,678
132,200 Toyota Motor Corporation 2,539,095
9,600 Toyota Tsusho Corporation 265,750
1,800 Trend Micro, Inc. 98,519
15,600 Unicharm Corporation 101,205
5,900 West Japan Railway Company 129,375
3,450 Yakult Honsha Company, Ltd. 56,258
12,800 Yamaha Motor Company, Ltd. 95,837
3,200 Yokogawa Electric Corporation 91,836
1,300 Zensho Holdings Company, Ltd. 84,926
6,200 ZOZO, Inc. 56,970
Total 60,687,484
Jersey  0.5%
2,966 CVC Capital Partners plc
b
51,790

International Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  97.2% Value
Jersey  0.5%  - continued
12,818 Experian plc $ 643,812
141,418 Glencore plc 651,318
15,049 WPP plc 75,015
Total 1,421,935
Luxembourg  0.7%
6,543 ArcelorMittal SA 236,045
1,652 Eurofins Scientific SE 120,475
3,488 InPost SA
a
42,943
2,127 Spotify Technology SA
a
1,484,646
5,234 Tenaris SA 93,784
Total 1,977,893
Netherlands  6.2%
8,135 ABN AMRO Bank NV
b
260,968
352 Adyen NV
a,b
566,397
2,446 AerCap Holdings NV 295,966
8,289 Airbus SE 1,935,703
2,382 Akzo Nobel NV 169,998
854 Argenx SE
a
630,979
654 ASM International NV 394,461
5,494 ASML Holding NV 5,357,693
2,187 ASR Nederland NV 148,824
1,019 BE Semiconductor Industries NV 152,576
1,091 Euronext NV
b
163,336
1,304 EXOR NV 127,630
1,758 Ferrari NV 852,142
7,165 Ferrovial SE 411,561
1,808 Heineken Holding NV 124,143
4,018 Heineken NV 314,646
825 IMCD NV 85,509
42,151 ING Groep NV 1,105,024
2,384 JDE Peet's BV 87,464
54,251 Koninklijke (Royal) KPN NV 260,381
12,664 Koninklijke Ahold Delhaize NV 512,444
10,746 Koninklijke Philips NV 294,378
3,753 NN Group NV 264,653
18,253 Prosus NV 1,290,766
3,021 QIAGEN NV 134,748
1,514 Randstad Holding NV 64,556
28,128 Stellantis NV 261,072
9,534 STMicroelectronics NV 269,479
15,352 Universal Music Group NV 443,635
3,327 Wolters Kluwer NV 454,136
Total 17,435,268
New Zealand  0.3%
23,549 Auckland International Airport, Ltd. 107,643
11,683 Contact Energy, Ltd. 61,642
8,179 Fisher & Paykel Healthcare
Corporation, Ltd. 175,683
12,982 Infratil, Ltd. 93,045
18,243 Meridian Energy, Ltd. 58,910
2,296 Xero, Ltd.
a
239,576
Total 736,499
Norway  0.6%
4,408 Aker BP ASA 111,872
12,368 DNB Bank ASA 337,102
10,700 Equinor ASA 260,932
2,790 Gjensidige Forsikring ASA 81,989
6,135 Kongsberg Gruppen ASA 196,058
6,492 Mowi ASA 137,342
19,320 Norsk Hydro ASA 131,359
9,779 Orkla ASA 102,238
Shares Common Stock  97.2% Value
Norway  0.6%  - continued
933 SalMar ASA $ 49,891
8,590 Telenor ASA 142,538
2,310 Yara International ASA 84,671
Total 1,635,992
Portugal  0.2%
115,964 Banco Comercial Portugues SA 102,946
43,776 EDP SA 207,760
5,821 Galp Energia SGPS SA 110,307
3,950 Jeronimo Martins SGPS SA 96,164
Total 517,177
Singapore  1.3%
81,670 CapitaLand Integrated Commercial
Trust 145,042
32,700 Capitaland Investment, Ltd. 68,292
54,654 Capland Ascendas REIT 118,271
29,730 DBS Group Holdings, Ltd. 1,179,026
84,400 Genting Singapore, Ltd. 48,116
20,300 Keppel, Ltd. 140,512
47,263 Oversea-Chinese Banking
Corporation, Ltd. 602,585
12,500 Sembcorp Industries, Ltd. 58,403
21,100 Singapore Airlines, Ltd. 106,669
12,000 Singapore Exchange, Ltd. 154,049
21,800 Singapore Technologies
Engineering, Ltd. 145,570
103,700 Singapore Telecommunications,
Ltd. 331,536
17,600 United Overseas Bank, Ltd. 472,656
26,800 Wilmar International, Ltd. 59,268
36,000 Yangzijiang Shipbuilding Holdings,
Ltd. 94,185
Total 3,724,180
Spain  3.4%
344 Acciona SA 69,123
2,501 ACS Actividades de Construccion y
Servicios SA 200,476
10,463 Aena SME SA
b
286,052
6,285 Amadeus IT Holding SA 499,594
80,399 Banco Bilbao Vizcaya Argentaria
SA
d
1,549,264
70,083 Banco de Sabadell SA 273,549
207,653 Banco Santander SA 2,179,183
9,405 Bankinter SA 148,678
54,365 CaixaBank SA 574,200
6,899 Cellnex Telecom SA
b
238,964
4,399 EDP Renovaveis SA 58,140
4,431 Endesa SA 141,553
4,161 Grifols SA 60,581
88,544 Iberdrola SA 1,676,084
15,217 Industria de Diseno Textil SA 842,170
17,338 International Consolidated Airlines
Group SA 90,738
5,661 Redeia Corporacion SA 109,301
16,146 Repsol SA 287,112
51,415 Telefonica SA 264,593
Total 9,549,355
Supranational  0.1%
1,699 Unibail-Rodamco-Westfield 178,930
Total 178,930

International Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  97.2% Value
Sweden  3.0%
1,653 AB Industrivarden, Class A $ 65,670
2,175 AB Industrivarden, Class C 86,333
3,626 Addtech AB 117,955
4,036 Alfa Laval AB 184,305
13,982 Assa Abloy AB 486,684
37,471 Atlas Copco AB, Class A 635,433
21,774 Atlas Copco AB, Class B 327,643
5,370 Beijer Ref AB 83,942
3,965 Boliden AB 161,845
9,193 Epiroc AB, Class A 194,617
5,440 Epiroc AB, Class B 102,916
5,167 EQT AB 179,199
8,403 Essity AB 219,647
2,007 Evolution Gaming Group AB
b
165,224
10,016 Fastighets AB Balder
a
71,770
7,868 Hennes & Mauritz AB 147,082
28,963 Hexagon AB 345,620
1,032 Holmen AB 39,210
3,812 Indutrade AB 87,705
2,066 Investment AB Latour 49,056
24,146 Investor AB, Class B 755,875
1,060 L E Lundbergforetagen AB 55,078
3,252 Lifco AB 110,112
21,141 NIBE Industrier AB 83,559
4,468 Saab AB 274,524
3,066 Sagax AB 64,053
14,874 Sandvik AB 415,511
6,861 Securitas AB 103,416
21,119 Skandinaviska Enskilda Banken AB 414,092
4,747 Skanska AB 123,213
4,759 SKF AB 118,362
8,475 Svenska Cellulosa AB SCA 112,179
20,347 Svenska Handelsbanken AB 265,480
11,844 Swedbank AB 357,519
2,731 Swedish Orphan Biovitrum AB
a
83,482
7,637 Tele2 AB 130,277
39,041 Telefonaktiebolaget LM Ericsson 323,494
32,912 Telia Company AB 125,558
2,829 Trelleborg AB 105,771
22,162 Volvo AB, Class B 637,326
Total 8,410,737
Switzerland  9.2%
21,864 ABB, Ltd. 1,582,152
6,971 Alcon AG 524,323
7,117 Amrize, Ltd.
a
347,992
1,226 Avolta AG 66,944
575 Baloise Holding AG 142,310
420 Banque Cantonale Vaudoise 49,769
50 Barry Callebaut AG 68,861
137 Belimo Holding AG 144,084
295 BKW FMB Energie 63,271
1 Chocoladefabriken Lindt and
Spruengli AG 150,471
3,043 Coca-Cola HBC AG 143,564
7,499 Compagnie Financiere Richemont
SA 1,439,556
2,594 DSM-Firmenich AG 221,316
98 EMS-CHEMIE Holding AG 69,626
1,825 Galderma Group AG 322,661
473 Geberit AG 357,210
129 Givaudan SA 526,196
518 Helvetia Holding AG 127,293
7,117 Holcim AG 607,255
2,874 Julius Baer Group, Ltd. 200,124
Shares Common Stock  97.2% Value
Switzerland  9.2%  - continued
674 Kuehne & Nagel International AG $ 126,131
13 Lindt & Spruengli AG 198,753
2,122 Logitech International SA 233,417
980 Lonza Group AG 655,266
35,943 Nestle SA 3,300,834
26,522 Novartis AG 3,410,156
317 Partners Group Holding AG 414,766
447 Roche Holding AG, Bearer Shares 154,657
9,801 Roche Holding AG, Participation
Certificates 3,263,572
5,831 Sandoz Group AG 347,776
328 Schindler Holding AG 118,686
568 Schindler Holding AG, Participation
Certificates 215,997
2,310 SGS SA 240,055
4,266 SIG Group AG 44,242
2,127 Sika AG 477,637
707 Sonova Holding AG 193,935
1,557 Straumann Holding AG 166,919
404 Swatch Group AG, Bearer Shares 76,355
398 Swiss Life Holding AG 429,685
1,119 Swiss Prime Site AG 156,760
4,168 Swiss Re AG 774,110
361 Swisscom AG 262,393
44,285 UBS Group AG 1,820,714
377 VAT Group AG
b
150,486
2,042 Zurich Insurance Group AG 1,459,588
Total 25,847,868
United Kingdom  13.9%
13,579 3i Group plc 748,515
3,632 Admiral Group plc 163,924
15,612 Anglo American plc 588,686
5,501 Antofagasta plc 204,582
5,953 Ashtead Group plc 399,216
4,507 Associated British Foods plc 124,534
21,632 AstraZeneca plc 3,314,045
12,170 Auto Trader Group plc
b
129,285
42,646 Aviva plc 394,509
42,024 BAE Systems plc 1,169,798
197,292 Barclays plc 1,015,131
19,082 Barratt Redrow plc 100,394
221,261 BP plc 1,270,403
29,081 British American Tobacco plc 1,546,740
83,424 BT Group plc 214,625
4,571 Bunzl plc 144,477
68,038 Centrica plc 152,786
3,208 Coca-Cola European Partners plc 290,035
23,679 Compass Group plc 807,116
31,044 Diageo plc 742,811
3,084 Fresnillo plc 98,376
56,973 GSK plc 1,223,323
125,337 Haleon plc 564,039
5,296 Halma plc 246,533
2,322 Hikma Pharmaceuticals plc 53,304
243,331 HSBC Holdings plc 3,434,158
10,770 Imperial Brands plc 457,525
18,205 Informa plc 225,493
2,049 InterContinental Hotels Group plc 247,745
2,196 Intertek Group plc 139,784
23,796 J Sainsbury plc 106,992
35,069 JD Sports Fashion plc 45,146
24,138 Kingfisher plc 100,553
9,872 Land Securities Group plc 77,429
80,005 Legal & General Group plc 256,969

International Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  97.2% Value
United Kingdom  13.9%  - continued
835,624 Lloyds TSB Group plc $ 945,580
6,629 London Stock Exchange Group plc 760,234
31,871 M&G plc 108,690
28,687 Marks & Spencer Group plc 140,742
17,740 Melrose Industries plc 146,051
6,158 Mondi plc 85,178
68,381 National Grid plc 982,544
112,987 NatWest Group plc 798,067
1,628 Next plc 271,394
8,181 Pearson plc 116,343
9,800 Phoenix Group Holdings plc 85,035
36,017 Prudential plc 504,228
9,475 Reckitt Benckiser Group plc 729,594
25,602 RELX plc 1,223,233
35,239 Rentokil Initial plc 178,512
15,745 Rio Tinto plc 1,037,634
117,864 Rolls-Royce Holdings plc 1,894,576
13,502 Sage Group plc 200,295
10,111 Schroders plc 51,309
17,937 SEGRO plc 158,492
3,776 Severn Trent plc 131,656
82,204 Shell plc 2,929,835
11,609 Smith & Nephew plc 210,556
4,614 Smiths Group plc 146,288
1,027 Spirax Group plc 94,570
15,436 SSE plc 362,062
27,565 Standard Chartered plc 534,969
91,584 Tesco plc 548,926
34,203 Unilever plc 2,021,692
9,512 United Utilities Group plc 146,948
271,646 Vodafone Group plc 315,898
2,440 Whitbread plc 105,862
9,294 Wise plc
a
129,561
Total 38,895,535
Total Common Stock
(cost $181,511,597) 272,504,479
Shares
Collateral Held for Securities
Loaned 1.0%
2,941,279 Thrivent Cash Management Trust 2,941,279
Total Collateral Held for
Securities Loaned
(cost $2,941,279) 2,941,279
Shares Preferred Stock 0.3%
Germany  0.3%
781 Bayerische Motoren Werke AG 72,748
1,589 Dr. Ing. h.c. F. Porsche AG
b
77,040
2,237 Henkel AG & Company KGaA 180,496
2,136 Porsche Automobil Holding SE 84,175
366 Sartorius AG 85,562
2,877 Volkswagen AG 311,838
Total 811,859
Total Preferred Stock
(cost $998,080) 811,859
Shares or
Principal
Amount Short-Term Investments 2.1%
Federal Home Loan Bank Discount
Notes
200,000 4.240%,  10/29/2025
e,f
199,351
200,000 4.150%,  11/19/2025
e,f
198,936
Shares or
Principal
Amount Short-Term Investments  2.1% Value
State Street Institutional U.S.
Government Money Market Fund
5,409,030 4.090%
e
$ 5,409,030
Total Short-Term Investments
(cost $5,807,241) 5,807,317
Total Investments (cost
$191,258,197) 100.6% $282,064,934
Other Assets and Liabilities,
Net (0.6%) (1,648,653)
Total Net Assets 100.0% $280,416,281
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2025, the value of these investments was $3,126,117 or
1.1% of total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the security is on loan.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Index
Portfolio as of September 30, 2025:
Securities Lending Transactions
Common Stock $ 2,805,640
Total lending $2,805,640
Gross amount payable upon return of
collateral for securities loaned $2,941,279
Net amounts due to counterparty $135,639
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

International Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2025, in valuing International Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 13,421,165 1,484,646 11,936,519 –
Consumer Discretionary 27,376,380 957,814 26,418,566 –
Consumer Staples 20,285,180 290,035 19,995,145 –
Energy 8,663,471 – 8,663,471 –
Financials 67,555,741 157,562 67,398,179 –
Health Care 29,751,247 322,392 29,428,855 –
Industrials 52,862,283 495,222 52,367,061 –
Information Technology 22,695,319 807,096 21,888,223 –
Materials 15,373,552 – 15,373,552 –
Real Estate 5,149,447 96,216 5,053,231 –
Utilities 9,370,694 – 9,287,640 83,054
Preferred Stock
Consumer Discretionary 545,801 – 545,801 –
Consumer Staples 180,496 – 180,496 –
Health Care 85,562 – 85,562 –
Short-Term Investments 5,807,317 5,409,030 398,287 –
Subtotal Investments in Securities $279,123,655 $10,020,013 $269,020,588 $83,054
Other Investments  * Total
Collateral Held for Securities Loaned 2,941,279
Subtotal Other Investments $2,941,279
Total Investments at Value $282,064,934
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 30, 2025, in valuing International Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 21,083 21,083 – –
Total Asset Derivatives $21,083 $21,083 $– $–
The following table presents International Index Portfolio's futures contracts held as of September 30, 2025. Investments and/or cash totaling
$398,287 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 50 December 2025 $ 6,942,167 $ 21,083
Total Futures Long Contracts $ 6,942,167 $ 21,083
Total Futures Contracts $ 6,942,167 $21,083

International Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Index Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
9/30/2025
Shares Held at
9/30/2025
% of Net
Assets
9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $3,437 $2,321 $5,758 $– – –
Total Affiliated Short-Term Investments 3,437 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 6,512 3,571 2,941 2,941 1.0%
Total Collateral Held for Securities Loaned – 2,941 1.0
Total Value $3,437 $2,941
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $– $– $ – $21
Total Income/Non Cash Income from Affiliated
Investments $21
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total Value $– $– $ –

Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 97.2% Value
Communications Services  16.9%
410,283 Alphabet, Inc., Class A $ 99,739,797
498,323 Alphabet, Inc., Class C 121,366,567
298,186 Meta Platforms, Inc. 218,981,835
65,895 Netflix, Inc.
a
79,002,833
56,930 Spotify Technology SA
a
39,737,140
Total 558,828,172
Consumer Discretionary  16.0%
1,158,753 Amazon.com, Inc.
a
254,427,396
177,277 DoorDash, Inc.
a
48,217,571
159,413 Expedia Group, Inc. 34,074,529
189,155 Home Depot, Inc. 76,643,715
260,131 Tesla, Inc.
a
115,685,458
Total 529,048,669
Consumer Staples  1.9%
607,523 Walmart, Inc. 62,611,320
Total 62,611,320
Energy  0.6%
222,437 ConocoPhillips 21,040,316
Total 21,040,316
Financials  8.3%
111,938 American Express Company 37,181,326
48,992 Ameriprise Financial, Inc. 24,067,320
173,517 JPMorgan Chase & Company 54,732,467
237,182 Robinhood Markets, Inc.
a
33,959,719
363,915 Visa, Inc. 124,233,303
Total 274,174,135
Health Care  5.1%
113,308 Amgen, Inc. 31,975,517
151,687 Danaher Corporation 30,073,465
85,996 Eli Lilly & Company 65,614,948
87,964 Intuitive Surgical, Inc.
a
39,340,140
Total 167,004,070
Industrials  5.3%
97,447 Caterpillar, Inc. 46,496,836
914,893 Fastenal Company 44,866,353
60,902 Parker-Hannifin Corporation 46,172,851
368,116 Uber Technologies, Inc.
a
36,064,324
Total 173,600,364
Information Technology  43.1%
900,599 Apple, Inc. 229,319,523
36,951 AppLovin Corporation
a
26,550,772
445,941 Broadcom, Inc. 147,120,395
151,648 CDW Corporation 24,154,494
147,285 International Business Machines
Corporation 41,557,936
605,255 Microsoft Corporation 313,491,827
2,113,206 NVIDIA Corporation 394,281,976
176,912 Oracle Corporation 49,754,731
270,498 Palantir Technologies, Inc.
a
49,344,245
110,382 SAP SE ADR 29,495,174
72,140 ServiceNow, Inc.
a
66,388,999
Shares Common Stock  97.2% Value
Information Technology  43.1% - continued
172,570 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR $ 48,197,075
Total 1,419,657,147
Total Common Stock
(cost $1,482,086,838) 3,205,964,193
Shares or
Principal
Amount Short-Term Investments 2.5% Value
State Street Institutional U.S.
Government Money Market
Fund
81,719,345 4.090%
b
81,719,345
Total Short-Term Investments
(cost $81,719,344) 81,719,345
Total Investments (cost
$1,563,806,182) 99.7% $ 3,287,683,538
Other Assets and Liabilities, Net
0.3% 8,456,851
Total Net Assets 100.0% $3,296,140,389
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.

Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Large Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 558,828,172 558,828,172 – –
Consumer Discretionary 529,048,669 529,048,669 – –
Consumer Staples 62,611,320 62,611,320 – –
Energy 21,040,316 21,040,316 – –
Financials 274,174,135 274,174,135 – –
Health Care 167,004,070 167,004,070 – –
Industrials 173,600,364 173,600,364 – –
Information Technology 1,419,657,147 1,419,657,147 – –
Short-Term Investments 81,719,345 81,719,345 – –
Subtotal Investments in Securities $3,287,683,538 $3,287,683,538 $– $–
Total Investments at Value $3,287,683,538
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
9/30/2025
Shares Held at
9/30/2025
% of Net
Assets
9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $91,293 $15,828 $107,121 $– – –
Total Affiliated Short-Term Investments 91,293 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 11,855 11,855 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $91,293 $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $– $– $ – $231
Total Income/Non Cash Income from Affiliated
Investments $231
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 98.8% Value
Communications Services  10.0%
224,110 Alphabet, Inc., Class A $ 54,481,141
179,912 Alphabet, Inc., Class C 43,817,568
275,481 AT&T, Inc. 7,779,583
3,578 Charter Communications, Inc.
a
984,326
141,885 Comcast Corporation 4,458,027
8,676 Electronic Arts, Inc. 1,749,949
8,089 Fox Corporation, Class A 510,092
5,718 Fox Corporation, Class B 327,584
14,111 Interpublic Group of Companies,
Inc. 393,838
6,077 Live Nation Entertainment, Inc.
a
992,982
9,270 Match Group, Inc. 327,416
83,563 Meta Platforms, Inc. 61,366,996
16,371 Netflix, Inc.
a
19,627,519
14,503 News Corporation, Class A 445,387
4,285 News Corporation, Class B 148,047
7,464 Omnicom Group, Inc. 608,540
11,895 Paramount Skydance Corporation
b
225,053
6,681 Take-Two Interactive Software,
Inc.
a
1,726,103
2,658 TKO Group Holdings, Inc. 536,810
18,644 T-Mobile US, Inc. 4,463,001
17,170 Trade Desk, Inc.
a
841,502
162,442 Verizon Communications, Inc. 7,139,326
69,269 Walt Disney Company 7,931,300
95,384 Warner Brothers Discovery, Inc.
a
1,862,850
Total 222,744,940
Consumer Discretionary  10.4%
16,531 Airbnb, Inc.
a
2,007,194
373,905 Amazon.com, Inc.
a
82,098,321
8,390 Aptiv plc
a
723,386
645 AutoZone, Inc.
a
2,767,205
7,573 Best Buy Company, Inc. 572,670
1,249 Booking Holdings, Inc. 6,743,688
5,782 CarMax, Inc.
a
259,438
41,828 Carnival Corporation
a
1,209,247
51,660 Chipotle Mexican Grill, Inc.
a
2,024,555
10,682 D.R. Horton, Inc. 1,810,278
4,509 Darden Restaurants, Inc. 858,333
5,715 Deckers Outdoor Corporation
a
579,330
1,203 Domino's Pizza, Inc. 519,347
14,262 DoorDash, Inc.
a
3,879,121
17,607 eBay, Inc. 1,601,357
4,554 Expedia Group, Inc. 973,417
150,602 Ford Motor Company 1,801,200
6,304 Garmin, Ltd. 1,552,171
36,681 General Motors Company 2,236,441
5,359 Genuine Parts Company 742,757
5,133 Hasbro, Inc. 389,338
9,061 Hilton Worldwide Holdings, Inc. 2,350,786
38,331 Home Depot, Inc. 15,531,338
11,901 Las Vegas Sands Corporation 640,155
8,769 Lennar Corporation 1,105,245
9,913 LKQ Corporation 302,743
21,592 Lowe's Companies, Inc. 5,426,285
4,202 Lululemon Athletica, Inc.
a
747,662
8,680 Marriott International, Inc./MD 2,260,619
27,493 McDonald's Corporation 8,354,848
7,865 MGM Resorts International
a
272,601
2,011 Mohawk Industries, Inc.
a
259,258
45,770 NIKE, Inc. 3,191,542
17,412 Norwegian Cruise Line Holdings,
Ltd.
a
428,858
111 NVR, Inc.
a
891,847
Shares Common Stock  98.8% Value
Consumer Discretionary  10.4% - continued
32,690 O'Reilly Automotive, Inc.
a
$ 3,524,309
1,265 Pool Corporation 392,239
7,601 PulteGroup, Inc. 1,004,320
1,491 Ralph Lauren Corporation 467,518
12,601 Ross Stores, Inc. 1,920,266
9,732 Royal Caribbean Cruises, Ltd. 3,149,081
43,793 Starbucks Corporation 3,704,888
8,018 Tapestry, Inc. 907,798
108,112 Tesla, Inc.
a
48,079,569
42,981 TJX Companies, Inc. 6,212,474
20,417 Tractor Supply Company 1,161,115
1,732 Ulta Beauty, Inc.
a
946,971
4,739 Williams-Sonoma, Inc. 926,238
3,253 Wynn Resorts, Ltd. 417,262
10,693 Yum! Brands, Inc. 1,625,336
Total 231,551,965
Consumer Staples  4.8%
64,721 Altria Group, Inc. 4,275,469
18,511 Archer-Daniels-Midland Company 1,105,847
6,784 Brown-Forman Corporation 183,711
5,395 Bunge Global SA 438,344
7,581 Campbell's Company
b
239,408
9,385 Church & Dwight Company, Inc. 822,408
4,712 Clorox Company 580,990
149,226 Coca-Cola Company 9,896,668
31,138 Colgate-Palmolive Company 2,489,172
18,456 Conagra Brands, Inc. 337,929
5,501 Constellation Brands, Inc. 740,820
17,086 Costco Wholesale Corporation 15,815,314
8,479 Dollar General Corporation 876,305
7,478 Dollar Tree, Inc.
a
705,699
9,023 Estee Lauder Companies, Inc. 795,107
20,600 General Mills, Inc. 1,038,652
5,706 Hershey Company 1,067,307
11,228 Hormel Foods Corporation 277,781
4,110 J.M. Smucker Company 446,346
10,358 Kellanova 849,563
73,936 Kenvue, Inc. 1,199,981
52,336 Keurig Dr Pepper, Inc. 1,335,091
12,782 Kimberly-Clark Corporation 1,589,314
32,832 Kraft Heinz Company 854,945
23,434 Kroger Company 1,579,686
5,369 Lamb Weston Holdings, Inc. 311,832
9,749 McCormick & Company, Inc. 652,306
6,526 Molson Coors Beverage Company 295,301
49,852 Mondelez International, Inc. 3,114,254
27,462 Monster Beverage Corporation
a
1,848,467
52,746 PepsiCo, Inc. 7,407,648
59,970 Philip Morris International, Inc. 9,727,134
90,244 Procter & Gamble Company 13,865,991
18,396 Sysco Corporation 1,514,727
17,505 Target Corporation 1,570,198
11,009 Tyson Foods, Inc. 597,789
169,103 Walmart, Inc. 17,427,755
Total 107,875,259
Energy  2.9%
13,784 APA Corporation 334,675
37,983 Baker Hughes Company 1,850,532
74,147 Chevron Corporation 11,514,288
48,118 ConocoPhillips 4,551,482
29,401 Coterra Energy, Inc. 695,334
24,457 Devon Energy Corporation 857,462
7,249 Diamondback Energy, Inc. 1,037,332

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  98.8% Value
Energy  2.9% - continued
21,035 EOG Resources, Inc. $ 2,358,444
24,043 EQT Corporation 1,308,660
9,175 Expand Energy Corporation 974,752
164,249 Exxon Mobil Corporation 18,519,075
32,848 Halliburton Company 808,061
75,336 Kinder Morgan, Inc. 2,132,762
11,713 Marathon Petroleum Corporation 2,257,564
27,687 Occidental Petroleum Corporation 1,308,211
24,262 ONEOK, Inc. 1,770,398
15,570 Phillips 66 2,117,831
57,480 Schlumberger NV 1,975,587
8,291 Targa Resources Corporation 1,389,074
744 Texas Pacific Land Corporation 694,628
11,968 Valero Energy Corporation 2,037,672
47,048 Williams Companies, Inc. 2,980,491
Total 63,474,315
Financials  13.4%
18,545 Aflac, Inc. 2,071,476
10,152 Allstate Corporation 2,179,127
20,912 American Express Company 6,946,130
21,344 American International Group, Inc. 1,676,358
3,632 Ameriprise Financial, Inc. 1,784,220
8,307 Aon plc 2,962,110
17,728 Apollo Global Management, Inc. 2,362,611
14,320 Arch Capital Group, Ltd. 1,299,254
9,877 Arthur J. Gallagher & Company 3,059,302
1,944 Assurant, Inc. 421,070
262,537 Bank of America Corporation 13,544,284
27,171 Bank of New York Mellon
Corporation 2,960,552
70,648 Berkshire Hathaway, Inc.
a
35,517,576
5,548 BlackRock, Inc. 6,468,247
28,398 Blackstone, Inc. 4,851,798
21,173 Block, Inc.
a
1,530,173
11,288 Brown & Brown, Inc. 1,058,702
24,638 Capital One Financial Corporation 5,237,546
4,030 Cboe Global Markets, Inc. 988,357
65,739 Charles Schwab Corporation 6,276,102
14,285 Chubb, Ltd. 4,031,941
6,025 Cincinnati Financial Corporation 952,553
70,924 Citigroup, Inc. 7,198,786
16,618 Citizens Financial Group, Inc. 883,413
13,884 CME Group, Inc. 3,751,318
8,713 Coinbase Global, Inc.
a
2,940,550
2,721 Corpay, Inc.
a
783,811
979 Erie Indemnity Company 311,479
1,616 Everest Group, Ltd. 565,972
1,457 FactSet Research Systems, Inc. 417,416
20,126 Fidelity National Information
Services, Inc. 1,327,108
25,500 Fifth Third Bancorp 1,136,025
20,943 Fiserv, Inc.
a
2,700,181
11,802 Franklin Resources, Inc. 272,980
3,121 Global Life, Inc. 446,209
9,347 Global Payments, Inc. 776,549
11,663 Goldman Sachs Group, Inc. 9,287,830
10,833 Hartford Insurance Group, Inc. 1,445,014
56,476 Huntington Bancshares, Inc./OH 975,341
17,154 Interactive Brokers Group, Inc. 1,180,367
22,054 Intercontinental Exchange, Inc. 3,715,658
17,182 Invesco, Ltd. 394,155
2,805 Jack Henry & Associates, Inc. 417,749
105,939 JPMorgan Chase & Company 33,416,339
35,908 KeyCorp 671,121
Shares Common Stock  98.8% Value
Financials  13.4% - continued
26,431 KKR & Company, Inc. $ 3,434,708
6,553 Loews Corporation 657,856
6,021 M&T Bank Corporation 1,189,870
18,941 Marsh & McLennan Companies,
Inc. 3,817,180
31,804 Mastercard, Inc. 18,090,433
21,522 MetLife, Inc. 1,772,767
5,944 Moody's Corporation 2,832,197
46,741 Morgan Stanley 7,429,949
2,981 MSCI, Inc. 1,691,449
17,464 Nasdaq, Inc. 1,544,691
7,368 Northern Trust Corporation 991,733
36,808 PayPal Holdings, Inc.
a
2,468,344
15,172 PNC Financial Services Group,
Inc. 3,048,510
7,810 Principal Financial Group, Inc. 647,527
22,585 Progressive Corporation 5,577,366
13,561 Prudential Financial, Inc. 1,406,818
6,837 Raymond James Financial, Inc. 1,180,066
34,378 Regions Financial Corporation 906,548
29,818 Robinhood Markets, Inc.
a
4,269,341
12,040 S&P Global, Inc. 5,859,988
10,930 State Street Corporation 1,267,989
14,334 Synchrony Financial 1,018,431
8,465 T. Rowe Price Group, Inc. 868,848
8,674 Travelers Companies, Inc. 2,421,954
49,678 Truist Financial Corporation 2,271,278
59,955 U.S. Bancorp 2,897,625
65,445 Visa, Inc. 22,341,614
11,544 W.R. Berkley Corporation 884,501
123,418 Wells Fargo & Company 10,344,897
3,758 Willis Towers Watson plc 1,298,201
Total 297,627,539
Health Care  8.8%
67,054 Abbott Laboratories 8,981,213
68,060 AbbVie, Inc. 15,758,612
10,944 Agilent Technologies, Inc. 1,404,662
2,597 Align Technology, Inc.
a
325,196
20,741 Amgen, Inc. 5,853,110
19,788 Baxter International, Inc. 450,573
11,043 Becton, Dickinson and Company 2,066,918
5,649 Biogen, Inc.
a
791,312
6,040 Bio-Techne Corporation 336,005
57,087 Boston Scientific Corporation
a
5,573,404
78,419 Bristol-Myers Squibb Company 3,536,697
9,200 Cardinal Health, Inc. 1,444,032
7,469 Cencora, Inc. 2,334,287
17,976 Centene Corporation
a
641,384
1,896 Charles River Laboratories
International, Inc.
a
296,648
10,284 Cigna Group 2,964,363
7,687 Cooper Companies, Inc.
a
527,021
48,865 CVS Health Corporation 3,683,932
24,553 Danaher Corporation 4,867,878
1,377 DaVita, Inc.
a
182,962
15,108 Dexcom, Inc.
a
1,016,617
22,619 Edwards Lifesciences Corporation
a
1,759,080
8,675 Elevance Health, Inc. 2,803,066
30,630 Eli Lilly & Company 23,370,690
17,590 GE HealthCare Technologies, Inc. 1,321,009
47,804 Gilead Sciences, Inc. 5,306,244
6,311 HCA Healthcare, Inc. 2,689,748
3,971 Henry Schein, Inc.
a
263,555
8,569 Hologic, Inc.
a
578,322

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  98.8% Value
Health Care  8.8% - continued
4,634 Humana, Inc. $ 1,205,628
3,082 IDEXX Laboratories, Inc.
a
1,969,059
6,320 Incyte Corporation
a
535,999
2,712 Insulet Corporation
a
837,276
13,811 Intuitive Surgical, Inc.
a
6,176,693
6,550 IQVIA Holding, Inc.
a
1,244,107
92,786 Johnson & Johnson 17,204,380
3,202 Labcorp Holdings, Inc. 919,166
4,792 McKesson Corporation 3,702,012
49,363 Medtronic plc 4,701,332
96,232 Merck & Company, Inc. 8,076,752
794 Mettler-Toledo International, Inc.
a
974,722
13,341 Moderna, Inc.
a
344,598
2,088 Molina Healthcare, Inc.
a
399,560
219,046 Pfizer, Inc. 5,581,292
4,308 Quest Diagnostics, Inc. 821,019
3,925 Regeneron Pharmaceuticals, Inc. 2,206,910
5,641 ResMed, Inc. 1,544,111
4,472 Revvity, Inc. 391,971
5,678 Solventum Corporation
a
414,494
3,795 STERIS plc 939,035
13,256 Stryker Corporation 4,900,345
14,548 Thermo Fisher Scientific, Inc. 7,056,071
34,893 UnitedHealth Group, Inc. 12,048,553
2,172 Universal Health Services, Inc. 444,044
9,878 Vertex Pharmaceuticals, Inc.
a
3,868,620
44,917 Viatris, Inc. 444,678
2,293 Waters Corporation
a
687,464
2,770 West Pharmaceutical Services,
Inc. 726,654
7,632 Zimmer Biomet Holdings, Inc. 751,752
17,074 Zoetis, Inc. 2,498,268
Total 194,745,105
Industrials  8.2%
20,521 3M Company 3,184,449
4,402 A.O. Smith Corporation 323,151
3,307 Allegion plc 586,497
8,898 AMETEK, Inc. 1,672,824
15,605 Automatic Data Processing, Inc. 4,580,068
3,025 Axon Enterprise, Inc.
a
2,170,861
29,132 Boeing Company
a
6,287,560
4,513 Broadridge Financial Solutions,
Inc. 1,074,861
4,259 Builders FirstSource, Inc.
a
516,404
4,550 C.H. Robinson Worldwide, Inc. 602,420
30,820 Carrier Global Corporation 1,839,954
18,049 Caterpillar, Inc. 8,612,080
13,197 Cintas Corporation 2,708,816
34,273 Copart, Inc.
a
1,541,257
71,825 CSX Corporation 2,550,506
5,308 Cummins, Inc. 2,241,940
6,152 Dayforce, Inc.
a
423,811
9,704 Deere & Company 4,437,251
24,989 Delta Air Lines, Inc. 1,418,126
5,283 Dover Corporation 881,363
14,998 Eaton Corporation plc 5,613,002
1,725 EMCOR Group, Inc. 1,120,457
21,683 Emerson Electric Company 2,844,376
4,770 Equifax, Inc. 1,223,648
5,229 Expeditors International of
Washington, Inc. 641,023
44,215 Fastenal Company 2,168,304
8,361 FedEx Corporation 1,971,607
13,035 Fortive Corporation 638,585
Shares Common Stock  98.8% Value
Industrials  8.2% - continued
10,488 GE Vernova, Inc. $ 6,449,071
2,261 Generac Holdings, Inc.
a
378,491
9,727 General Dynamics Corporation 3,316,907
40,855 General Electric Company 12,290,001
24,461 Honeywell International, Inc. 5,149,041
15,531 Howmet Aerospace, Inc. 3,047,648
2,047 Hubbell, Inc. 880,845
1,512 Huntington Ingalls Industries, Inc. 435,320
2,901 IDEX Corporation 472,167
10,220 Illinois Tool Works, Inc. 2,664,967
13,934 Ingersoll Rand, Inc. 1,151,227
4,605 Jacobs Solutions, Inc. 690,105
2,946 JB Hunt Transport Services, Inc. 395,265
25,211 Johnson Controls International plc 2,771,949
7,208 L3Harris Technologies, Inc. 2,201,395
4,943 Leidos Holdings, Inc. 934,029
1,231 Lennox International, Inc. 651,642
7,915 Lockheed Martin Corporation 3,951,247
8,066 Masco Corporation 567,766
2,068 Nordson Corporation 469,333
8,644 Norfolk Southern Corporation 2,596,744
5,185 Northrop Grumman Corporation 3,159,324
7,125 Old Dominion Freight Line, Inc. 1,003,058
15,121 Otis Worldwide Corporation 1,382,513
20,231 PACCAR, Inc. 1,989,112
4,923 Parker-Hannifin Corporation 3,732,373
12,491 Paychex, Inc. 1,583,359
1,929 Paycom Software, Inc. 401,502
6,316 Pentair plc 699,560
5,741 Quanta Services, Inc. 2,379,185
7,819 Republic Services, Inc. 1,794,304
4,332 Rockwell Automation, Inc. 1,514,164
10,830 Rollins, Inc. 636,154
51,570 RTX Corporation 8,629,208
2,010 Snap-On, Inc. 696,525
20,234 Southwest Airlines Company 645,667
5,964 Stanley Black & Decker, Inc. 443,304
6,866 Textron, Inc. 580,108
8,573 Trane Technologies plc 3,617,463
2,171 TransDigm Group, Inc. 2,861,421
80,345 Uber Technologies, Inc.
a
7,871,400
22,848 Union Pacific Corporation 5,400,582
12,472 United Airlines Holdings, Inc.
a
1,203,548
28,357 United Parcel Service, Inc. 2,368,660
2,479 United Rentals, Inc. 2,366,602
9,561 Veralto Corporation 1,019,298
5,383 Verisk Analytics, Inc. 1,353,878
1,695 W.W. Grainger, Inc. 1,615,267
6,586 Wabtec Corporation 1,320,295
14,278 Waste Management, Inc. 3,153,011
9,378 Xylem, Inc. 1,383,255
Total 182,144,461
Information Technology  34.4%
23,997 Accenture plc 5,917,660
16,343 Adobe, Inc.
a
5,764,993
62,523 Advanced Micro Devices, Inc.
a
10,115,596
5,524 Akamai Technologies, Inc.
a
418,498
47,038 Amphenol Corporation 5,820,953
19,119 Analog Devices, Inc. 4,697,538
571,753 Apple, Inc. 145,585,466
30,918 Applied Materials, Inc. 6,330,151
10,430 AppLovin Corporation
a
7,494,372
39,707 Arista Networks, Inc.
a
5,785,707
8,245 Autodesk, Inc.
a
2,619,189

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  98.8% Value
Information Technology  34.4% - continued
181,210 Broadcom, Inc. $ 59,782,991
10,498 Cadence Design Systems, Inc.
a
3,687,528
5,049 CDW Corporation 804,205
152,566 Cisco Systems, Inc. 10,438,566
18,816 Cognizant Technology Solutions
Corporation 1,261,989
30,033 Corning, Inc. 2,463,607
9,603 CrowdStrike Holdings, Inc.
a
4,709,119
12,455 Datadog, Inc.
a
1,773,592
11,681 Dell Technologies, Inc. 1,656,015
2,146 EPAM Systems, Inc.
a
323,595
2,213 F5, Inc.
a
715,220
925 Fair Isaac Corporation
a
1,384,290
4,132 First Solar, Inc.
a
911,230
25,094 Fortinet, Inc.
a
2,109,904
2,918 Gartner, Inc.
a
767,055
21,592 Gen Digital, Inc. 612,997
5,334 GoDaddy, Inc.
a
729,851
50,555 Hewlett Packard Enterprise
Company 1,241,631
36,187 HP, Inc. 985,372
168,632 Intel Corporation 5,657,604
35,888 International Business Machines
Corporation 10,126,158
10,747 Intuit, Inc. 7,339,234
4,135 Jabil, Inc. 897,998
6,631 Keysight Technologies, Inc.
a
1,159,895
5,084 KLA Corporation 5,483,602
48,760 Lam Research Corporation 6,528,964
20,792 Microchip Technology, Inc. 1,335,262
43,116 Micron Technology, Inc. 7,214,169
286,376 Microsoft Corporation 148,328,449
1,845 Monolithic Power Systems, Inc. 1,698,581
6,419 Motorola Solutions, Inc. 2,935,345
7,709 NetApp, Inc. 913,208
940,054 NVIDIA Corporation 175,395,275
9,713 NXP Semiconductors NV 2,211,942
15,756 ON Semiconductor Corporation
a
776,928
63,847 Oracle Corporation 17,956,330
87,620 Palantir Technologies, Inc.
a
15,983,640
25,733 Palo Alto Networks, Inc.
a
5,239,753
4,615 PTC, Inc.
a
936,937
41,552 Qualcomm, Inc. 6,912,591
4,146 Roper Industries, Inc. 2,067,569
36,832 Salesforce, Inc. 8,729,184
8,194 Seagate Technology Holdings plc 1,934,276
8,014 ServiceNow, Inc.
a
7,375,124
5,718 Skyworks Solutions, Inc. 440,172
19,315 Super Micro Computer, Inc.
a
925,961
7,129 Synopsys, Inc.
a
3,517,377
11,384 TE Connectivity plc 2,499,130
1,806 Teledyne Technologies, Inc.
a
1,058,388
6,129 Teradyne, Inc. 843,596
35,026 Texas Instruments, Inc. 6,435,327
9,168 Trimble, Inc.
a
748,567
1,667 Tyler Technologies, Inc.
a
872,108
3,239 VeriSign, Inc. 905,527
13,366 Western Digital Corporation 1,604,722
8,322 Workday, Inc.
a
2,003,355
1,959 Zebra Technologies Corporation
a
582,136
Total 764,483,264
Materials  1.7%
8,574 Air Products and Chemicals, Inc. 2,338,301
4,534 Albemarle Corporation 367,617
Shares Common Stock  98.8% Value
Materials  1.7% - continued
88,817 Amcor plc $ 726,523
3,004 Avery Dennison Corporation 487,159
10,485 Ball Corporation 528,654
6,240 CF Industries Holdings, Inc. 559,728
26,164 Corteva, Inc. 1,769,471
27,309 Dow, Inc. 626,195
16,132 DuPont de Nemours, Inc. 1,256,683
4,424 Eastman Chemical Company 278,933
9,834 Ecolab, Inc. 2,693,139
55,316 Freeport-McMoRan, Inc. 2,169,494
9,874 International Flavors & Fragrances,
Inc. 607,646
20,341 International Paper Company 943,822
18,066 Linde plc 8,581,350
9,914 LyondellBasell Industries NV 486,183
2,323 Martin Marietta Materials, Inc. 1,464,140
12,228 Mosaic Company 424,067
42,320 Newmont Corporation 3,567,999
8,843 Nucor Corporation 1,197,608
3,443 Packaging Corporation of America 750,333
8,695 PPG Industries, Inc. 913,931
8,934 Sherwin-Williams Company 3,093,487
20,116 Smurfit WestRock plc 856,338
5,331 Steel Dynamics, Inc. 743,301
5,090 Vulcan Materials Company 1,565,786
Total 38,997,888
Real Estate  1.9%
5,997 Alexandria Real Estate Equities,
Inc. 499,790
18,040 American Tower Corporation 3,469,453
5,479 AvalonBay Communities, Inc. 1,058,378
5,675 BXP, Inc. 421,880
4,117 Camden Property Trust 439,613
11,292 CBRE Group, Inc.
a
1,779,168
16,322 CoStar Group, Inc.
a
1,377,087
16,777 Crown Castle, Inc. 1,618,813
12,351 Digital Realty Trust, Inc. 2,135,241
3,770 Equinix, Inc. 2,952,815
13,389 Equity Residential 866,670
2,481 Essex Property Trust, Inc. 664,064
8,177 Extra Space Storage, Inc. 1,152,466
3,024 Federal Realty Investment Trust 306,361
26,773 Healthpeak Properties, Inc. 512,703
24,635 Host Hotels & Resorts, Inc. 419,288
21,728 Invitation Homes, Inc. 637,282
11,379 Iron Mountain, Inc. 1,159,975
26,090 Kimco Realty Corporation 570,067
4,510 Mid-America Apartment
Communities, Inc. 630,182
35,755 Prologis, Inc. 4,094,663
6,084 Public Storage 1,757,363
35,225 Realty Income Corporation 2,141,328
6,295 Regency Centers Corporation 458,906
4,137 SBA Communications Corporation 799,889
12,578 Simon Property Group, Inc. 2,360,513
11,617 UDR, Inc. 432,849
17,509 Ventas, Inc. 1,225,455
41,084 VICI Properties, Inc. 1,339,749
25,768 Welltower, Inc. 4,590,312
27,798 Weyerhaeuser Company 689,112
Total 42,561,435
Utilities  2.3%
27,433 AES Corporation 361,018

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  98.8% Value
Utilities  2.3% - continued
9,900 Alliant Energy Corporation $ 667,359
10,418 Ameren Corporation 1,087,431
20,604 American Electric Power
Company, Inc. 2,317,950
7,517 American Water Works Company,
Inc. 1,046,291
6,184 Atmos Energy Corporation 1,055,918
25,153 CenterPoint Energy, Inc. 975,937
11,532 CMS Energy Corporation 844,834
13,895 Consolidated Edison, Inc. 1,396,726
12,036 Constellation Energy Corporation 3,960,687
32,880 Dominion Energy, Inc. 2,011,270
7,998 DTE Energy Company 1,131,157
29,959 Duke Energy Corporation 3,707,426
14,826 Edison International 819,581
17,199 Entergy Corporation 1,602,775
8,867 Evergy, Inc. 674,069
14,298 Eversource Energy 1,017,160
38,912 Exelon Corporation 1,751,429
20,021 FirstEnergy Corporation 917,362
79,338 NextEra Energy, Inc. 5,989,226
18,141 NiSource, Inc. 785,505
7,452 NRG Energy, Inc. 1,206,851
84,676 PG&E Corporation 1,276,914
4,601 Pinnacle West Capital Corporation 412,526
28,491 PPL Corporation 1,058,726
19,228 Public Service Enterprise Group,
Inc. 1,604,769
25,138 Sempra 2,261,917
42,381 Southern Company 4,016,447
12,270 Vistra Energy Corporation 2,403,938
12,400 WEC Energy Group, Inc. 1,420,916
22,786 Xcel Energy, Inc. 1,837,691
Total 51,621,806
Total Common Stock
(cost $556,856,495) 2,197,827,977
Shares
Collateral Held for Securities
Loaned <0.1% Value
493,050 Thrivent Cash Management Trust 493,050
Total Collateral Held for
Securities Loaned
(cost $493,050) 493,050
Shares or
Principal
Amount Short-Term Investments 1.2% Value
Federal Home Loan Bank Discount
Notes
800,000 4.260%, 10/10/2025
c,d
799,104
100,000 3.940%, 12/12/2025
c,d
99,218
Federal Home Loan Mortgage
Corporation Discount Notes
1,200,000 3.920%, 12/8/2025
c,d
1,191,134
Shares or
Principal
Amount Short-Term Investments  1.2% Value
State Street Institutional U.S.
Government Money Market
Fund
24,180,729 4.090%
c
$ 24,180,729
Total Short-Term Investments
(cost $26,270,204) 26,270,185
Total Investments (cost
$583,619,749) 100.0% $2,224,591,212
Other Assets and Liabilities, Net
<0.1% 108,211
Total Net Assets 100.0% $2,224,699,423
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of September 30, 2025:
Securities Lending Transactions
Common Stock $ 406,941
Total lending $406,941
Gross amount payable upon return of
collateral for securities loaned $493,050
Net amounts due to counterparty $86,109
Definitions:
plc - Public Limited Company
S&P - Standard & Poor's

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Large Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 222,744,940 222,744,940 – –
Consumer Discretionary 231,551,965 231,551,965 – –
Consumer Staples 107,875,259 107,875,259 – –
Energy 63,474,315 63,474,315 – –
Financials 297,627,539 297,627,539 – –
Health Care 194,745,105 194,745,105 – –
Industrials 182,144,461 182,144,461 – –
Information Technology 764,483,264 764,483,264 – –
Materials 38,997,888 38,997,888 – –
Real Estate 42,561,435 42,561,435 – –
Utilities 51,621,806 51,621,806 – –
Short-Term Investments 26,270,185 24,180,729 2,089,456 –
Subtotal Investments in Securities $2,224,098,162 $2,222,008,706 $2,089,456 $–
Other Investments  * Total
Collateral Held for Securities Loaned 493,050
Subtotal Other Investments $493,050
Total Investments at Value $2,224,591,212
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Large Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 362,035 362,035 – –
Total Asset Derivatives $362,035 $362,035 $– $–
The following table presents Large Cap Index Portfolio's futures contracts held as of September 30, 2025. Investments and/or cash totaling
$2,089,456 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini S&P 500 Index 81 December 2025 $ 26,929,902 $ 362,035
Total Futures Long Contracts $ 26,929,902 $ 362,035
Total Futures Contracts $ 26,929,902 $362,035

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
9/30/2025
Shares Held at
9/30/2025
% of Net
Assets
9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $28,596 $5,661 $34,257 $– – –
Total Affiliated Short-Term Investments 28,596 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,165 19,576 20,248 493 493 <0.1
Total Collateral Held for Securities Loaned 1,165 493 <0.1
Total Value $29,761 $493
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $– $– $ – $98
Total Income/Non Cash Income from Affiliated
Investments $98
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total Value $– $– $ –

Large Cap Value Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 97.6% Value
Communications Services  6.4%
271,721 Alphabet, Inc., Class C $ 66,177,649
910,516 Comcast Corporation 28,608,413
67,600 Meta Platforms, Inc. 49,644,088
1,876,236 Warner Brothers Discovery, Inc.
a
36,642,889
739,050 Warner Music Group Corporation 25,172,043
Total 206,245,082
Consumer Discretionary  5.7%
274,294 Aptiv plc
a
23,649,629
5,326 Booking Holdings, Inc. 28,756,512
140,622 Columbia Sportswear Company 7,354,530
177,229 D.R. Horton, Inc. 30,034,999
153,733 Lowe's Companies, Inc. 38,634,640
1,163,718 Sony Group Corporation ADR
b
33,503,441
261,339 Wyndham Hotels & Resorts, Inc. 20,880,986
Total 182,814,737
Consumer Staples  4.5%
3,017,227 Coty, Inc.
a
12,189,597
1,579,215 Kenvue, Inc. 25,630,660
734,493 Keurig Dr Pepper, Inc. 18,736,916
566,633 Sysco Corporation 46,656,561
734,410 Unilever plc ADR 43,535,825
Total 146,749,559
Energy  7.7%
403,695 ConocoPhillips 38,185,510
655,760 Devon Energy Corporation 22,990,946
1,377,296 Enterprise Products Partners, LP 43,068,046
709,882 Exxon Mobil Corporation 80,039,195
720,201 Halliburton Company 17,716,945
139,646 Marathon Petroleum Corporation 26,915,370
256,562 Shell plc ADR 18,351,880
Total 247,267,892
Financials  20.8%
112,998 Allstate Corporation 24,255,021
355,504 American International Group, Inc. 27,921,284
1,715,910 Bank of America Corporation 88,523,797
371,192 Bank of New York Mellon
Corporation 40,445,080
334,961 Capital One Financial Corporation 71,206,009
658,021 Charles Schwab Corporation 62,821,265
135,823 Chubb, Ltd. 38,336,042
15,103 First Citizens BancShares, Inc./NC 27,021,683
173,734 Intercontinental Exchange, Inc. 29,270,704
233,991 JPMorgan Chase & Company 73,807,781
1,732,849 KeyCorp 32,386,948
62,084 Marsh & McLennan Companies,
Inc. 12,511,789
401,956 MetLife, Inc. 33,109,116
232,743 Sony Financial Group, Inc. ADR
a,c
1,290,525
1,304,217 Wells Fargo & Company 109,319,469
Total 672,226,513
Health Care  12.4%
815,507 Avantor, Inc.
a
10,177,527
240,458 BioMarin Pharmaceutical, Inc.
a
13,023,205
71,804 Cencora, Inc. 22,440,904
93,106 Cigna Group 26,837,805
259,165 Gilead Sciences, Inc. 28,767,315
418,321 Johnson & Johnson 77,565,080
161,918 Labcorp Holdings, Inc. 46,480,181
740,422 Merck & Company, Inc. 62,143,619
Shares Common Stock  97.6% Value
Health Care  12.4% - continued
716,912 Sanofi SA ADR $ 33,838,246
126,770 UnitedHealth Group, Inc. 43,773,681
340,096 Zimmer Biomet Holdings, Inc. 33,499,456
Total 398,547,019
Industrials  12.0%
589,846 Amentum Holdings, Inc.
a
14,126,812
51,373 Caterpillar, Inc. 24,512,627
2,788,228 CNH Industrial NV 30,252,274
792,033 CSX Corporation 28,125,092
853,182 Delta Air Lines, Inc. 48,418,078
449,129 Flowserve Corporation 23,866,715
107,998 General Dynamics Corporation 36,827,318
460,537 Hexcel Corporation 28,875,670
194,754 Honeywell International, Inc. 40,995,717
196,744 Jacobs Solutions, Inc. 29,484,056
144,462 JB Hunt Transport Services, Inc. 19,382,466
142,770 L3Harris Technologies, Inc. 43,603,386
235,201 United Parcel Service, Inc. 19,646,339
Total 388,116,550
Information Technology  13.7%
904,614 Cisco Systems, Inc. 61,893,690
79,624 International Business Machines
Corporation 22,466,708
212,532 Micron Technology, Inc. 35,560,854
196,560 Microsoft Corporation 101,808,252
341,905 Qualcomm, Inc. 56,879,316
974,643 Samsung Electronics Company,
Ltd. 58,430,167
177,909 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 49,688,205
328,744 TD SYNNEX Corporation 53,831,830
Total 440,559,022
Materials  4.3%
593,346 Axalta Coating Systems, Ltd.
a
16,981,562
492,998 CF Industries Holdings, Inc. 44,221,921
214,503 Crown Holdings, Inc. 20,718,845
175,448 Eastman Chemical Company 11,061,996
333,418 Nucor Corporation 45,154,800
Total 138,139,124
Real Estate  3.4%
63,357 AvalonBay Communities, Inc. 12,238,672
165,120 CBRE Group, Inc.
a
26,016,307
452,702 Crown Castle, Inc. 43,681,216
1,626,796 Healthcare Realty Trust, Inc. 29,331,132
Total 111,267,327
Utilities  6.7%
121,162 Constellation Energy Corporation 39,870,779
436,759 Duke Energy Corporation 54,048,926
703,152 Entergy Corporation 65,526,735
328,204 Evergy, Inc. 24,950,068
156,070 Vistra Energy Corporation 30,577,235
Total 214,973,743
Total Common Stock
(cost $2,153,687,977) 3,146,906,568

Large Cap Value Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned 0.9% Value
27,869,800 Thrivent Cash Management Trust $ 27,869,800
Total Collateral Held for
Securities Loaned
(cost $27,869,800) 27,869,800
Shares or
Principal
Amount Short-Term Investments 2.3% Value
State Street Institutional U.S.
Government Money Market
Fund
75,200,253 4.090%
d
75,200,253
Total Short-Term Investments
(cost $75,200,253) 75,200,253
Total Investments (cost
$2,256,758,030) 100.8% $3,249,976,621
Other Assets and Liabilities, Net
(0.8%) (25,718,737)
Total Net Assets 100.0% $3,224,257,884
a Non-income producing security.
b All or a portion of the security is on loan.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Portfolio as of September 30, 2025:
Securities Lending Transactions
Common Stock $ 26,970,472
Total lending $26,970,472
Gross amount payable upon return of
collateral for securities loaned $27,869,800
Net amounts due to counterparty $899,328
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Large Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 206,245,082 206,245,082 – –
Consumer Discretionary 182,814,737 182,814,737 – –
Consumer Staples 146,749,559 146,749,559 – –
Energy 247,267,892 247,267,892 – –
Financials 672,226,513 670,935,988 – 1,290,525
Health Care 398,547,019 398,547,019 – –
Industrials 388,116,550 388,116,550 – –
Information Technology 440,559,022 382,128,855 58,430,167 –
Materials 138,139,124 138,139,124 – –
Real Estate 111,267,327 111,267,327 – –
Utilities 214,973,743 214,973,743 – –
Short-Term Investments 75,200,253 75,200,253 – –
Subtotal Investments in Securities $3,222,106,821 $3,162,386,129 $58,430,167 $1,290,525
Other Investments  * Total
Collateral Held for Securities Loaned 27,869,800
Subtotal Other Investments $27,869,800
Total Investments at Value $3,249,976,621
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
9/30/2025
Shares Held at
9/30/2025
% of Net
Assets
9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $47,309 $16,040 $63,349 $– – –
Total Affiliated Short-Term Investments 47,309 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 12,459 225,460 210,049 27,870 27,870 0.9%
Total Collateral Held for Securities Loaned 12,459 27,870 0.9
Total Value $59,768 $27,870
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $5 ($5) $ – $114
Total Income/Non Cash Income from Affiliated
Investments $114
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 50
Total Affiliated Income from Securities Loaned, Net $50
Total Value $5 ($5) $ –

Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 94.8% Value
Communications Services  4.2%
27,540 CarGurus, Inc.
a
$ 1,025,314
49,748 Pinterest, Inc.
a
1,600,393
9,002 ROBLOX Corporation
a
1,246,957
Total 3,872,664
Consumer Discretionary  11.6%
7,695 Deckers Outdoor Corporation
a
780,042
8,108 DoorDash, Inc.
a
2,205,295
7,086 Hilton Worldwide Holdings, Inc. 1,838,392
92 NVR, Inc.
a
739,189
2,784 Pool Corporation 863,235
8,177 Ross Stores, Inc. 1,246,093
8,742 SharkNinja, Inc.
a
901,737
5,114 Wingstop, Inc.
b
1,287,091
6,251 Wynn Resorts, Ltd. 801,816
Total 10,662,890
Consumer Staples  1.6%
2,638 Casey's General Stores, Inc. 1,491,314
Total 1,491,314
Energy  2.1%
2,753 Cheniere Energy, Inc. 646,900
31,437 TechnipFMC plc 1,240,190
Total 1,887,090
Financials  10.0%
9,875 Ares Management Corporation 1,578,914
3,762 Arthur J. Gallagher & Company 1,165,242
7,838 Houlihan Lokey, Inc. 1,609,298
8,371 Northern Trust Corporation 1,126,737
11,357 Robinhood Markets, Inc.
a
1,626,095
18,109 Toast, Inc.
a
661,159
12,366 Tradeweb Markets, Inc. 1,372,379
Total 9,139,824
Health Care  11.3%
1,330 Argenx SE ADR
a
980,955
10,735 Dexcom, Inc.
a
722,358
7,748 Encompass Health Corporation 984,151
7,656 HealthEquity, Inc.
a
725,559
2,559 IDEXX Laboratories, Inc.
a
1,634,920
7,687 Natera, Inc.
a
1,237,376
4,272 Penumbra, Inc.
a
1,082,183
6,654 Repligen Corporation
a
889,440
4,804 STERIS plc 1,188,702
3,448 West Pharmaceutical Services,
Inc. 904,514
Total 10,350,158
Industrials  22.5%
8,261 Advanced Drainage Systems, Inc. 1,145,801
2,590 Axon Enterprise, Inc.
a
1,858,688
10,225 BWX Technologies, Inc. 1,885,183
5,532 Clean Harbors, Inc.
a
1,284,641
1,678 EMCOR Group, Inc. 1,089,928
18,774 ExlService Holdings, Inc.
a
826,619
34,338 Fastenal Company 1,683,935
10,795 Howmet Aerospace, Inc. 2,118,303
16,389 nVent Electric plc 1,616,611
6,881 Old Dominion Freight Line, Inc. 968,707
4,401 Rockwell Automation, Inc. 1,538,282
16,284 TransUnion 1,364,273
4,684 Verisk Analytics, Inc. 1,178,073
Shares Common Stock  94.8% Value
Industrials  22.5% - continued
6,619 Waste Connections, Inc. $ 1,163,620
2,156 Watsco, Inc. 871,671
Total 20,594,335
Information Technology  24.8%
14,542 Amphenol Corporation 1,799,572
2,703 AppLovin Corporation
a
1,942,214
11,916 Arista Networks, Inc.
a
1,736,280
7,173 Coherent Corporation
a
772,675
3,299 CyberArk Software, Ltd.
a
1,593,912
31,667 Dynatrace Holdings, LLC
a
1,534,266
16,760 Gitlab, Inc.
a
755,541
7,584 Guidewire Software, Inc.
a
1,743,258
3,074 HubSpot, Inc.
a
1,438,017
22,482 JFrog, Ltd.
a
1,064,073
21,790 Lattice Semiconductor
Corporation
a
1,597,643
15,751 Marvell Technology, Inc. 1,324,187
4,817 Palantir Technologies, Inc.
a
878,717
6,236 PTC, Inc.
a
1,266,033
19,752 Trimble, Inc.
a
1,612,751
3,130 Tyler Technologies, Inc.
a
1,637,491
Total 22,696,630
Materials  2.1%
1,945 Martin Marietta Materials, Inc. 1,225,895
5,625 RPM International, Inc. 663,075
Total 1,888,970
Real Estate  2.8%
6,061 CBRE Group, Inc.
a
954,971
19,377 CoStar Group, Inc.
a
1,634,838
Total 2,589,809
Utilities  1.8%
8,339 Vistra Energy Corporation 1,633,777
Total 1,633,777
Total Common Stock
(cost $64,865,199) 86,807,461
Shares
Registered Investment
Companies   2.9% Value
U.S. Unaffiliated   2.9%
8,313 SPDR S&P Biotech ETF
b
832,963
3,490 SPDR S&P Software & Services
ETF
b
690,182
3,614 VanEck Semiconductor ETF 1,179,465
Total 2,702,610
Total Registered Investment
Companies (cost $2,408,545) 2,702,610
Shares
Collateral Held for Securities
Loaned 2.3% Value
2,101,700 Thrivent Cash Management Trust 2,101,700
Total Collateral Held for
Securities Loaned
(cost $2,101,700) 2,101,700

Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 2.7% Value
State Street Institutional U.S.
Government Money Market
Fund
2,429,060 4.090%
c
$ 2,429,059
Total Short-Term Investments
(cost $2,429,060) 2,429,059
Total Investments (cost
$71,804,504) 102.7% $94,040,830
Other Assets and Liabilities, Net
(2.7%) (2,453,420)
Total Net Assets 100.0% $91,587,410
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Portfolio as of September 30, 2025:
Securities Lending Transactions
Common Stock $ 2,063,864
Total lending $2,063,864
Gross amount payable upon return of
collateral for securities loaned $2,101,700
Net amounts due to counterparty $37,836
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Mid Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 3,872,664 3,872,664 – –
Consumer Discretionary 10,662,890 10,662,890 – –
Consumer Staples 1,491,314 1,491,314 – –
Energy 1,887,090 1,887,090 – –
Financials 9,139,824 9,139,824 – –
Health Care 10,350,158 10,350,158 – –
Industrials 20,594,335 20,594,335 – –
Information Technology 22,696,630 22,696,630 – –
Materials 1,888,970 1,888,970 – –
Real Estate 2,589,809 2,589,809 – –
Utilities 1,633,777 1,633,777 – –
Registered Investment Companies
U.S. Unaffiliated 2,702,610 2,702,610 – –
Short-Term Investments 2,429,059 2,429,059 – –
Subtotal Investments in Securities $91,939,130 $91,939,130 $– $–
Other Investments  * Total
Collateral Held for Securities Loaned 2,101,700
Subtotal Other Investments $2,101,700
Total Investments at Value $94,040,830
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
9/30/2025
Shares Held at
9/30/2025
% of Net
Assets
9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $1,661 $2,532 $4,193 $– – –
Total Affiliated Short-Term Investments 1,661 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 303 20,394 18,595 2,102 2,102 2.3%
Total Collateral Held for Securities Loaned 303 2,102 2.3
Total Value $1,964 $2,102
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $– $– $ – $8
Total Income/Non Cash Income from Affiliated
Investments $8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 4
Total Affiliated Income from Securities Loaned, Net $4
Total Value $– $– $ –

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 99.5% Value
Communications Services  1.4%
30,896 EchoStar Corporation
a
$ 2,359,219
57,509 Frontier Communications Parent,
Inc.
a
2,147,961
24,379 Iridium Communications, Inc. 425,657
37,228 New York Times Company 2,136,887
6,547 Nexstar Media Group, Inc. 1,294,604
33,517 Warner Music Group Corporation 1,141,589
64,420 ZoomInfo Technologies, Inc.
a
702,822
Total 10,208,739
Consumer Discretionary  12.2%
10,946 Abercrombie & Fitch Company
a
936,430
60,389 Aramark 2,318,938
16,234 Autoliv, Inc. 2,004,899
6,497 AutoNation, Inc.
a
1,421,349
48,617 Bath & Body Works, Inc. 1,252,374
13,632 Boyd Gaming Corporation 1,178,486
15,010 Brunswick Corporation 949,232
14,316 Burlington Stores, Inc.
a
3,643,422
27,351 Capri Holdings, Ltd.
a
544,832
22,910 Cava Group, Inc.
a
1,383,993
51,211 Chewy, Inc.
a
2,071,485
4,748 Choice Hotels International, Inc.
b
507,609
15,305 Churchill Downs, Inc. 1,484,738
5,914 Columbia Sportswear Company 309,302
12,548 Crocs, Inc.
a
1,048,385
15,360 Dick's Sporting Goods, Inc. 3,413,299
9,120 Duolingo, Inc.
a
2,935,181
12,649 Five Below, Inc.
a
1,956,800
24,742 Floor & Decor Holdings, Inc.
a
1,823,485
94,552 GameStop Corporation
a,b
2,579,378
52,284 Gap, Inc. 1,118,355
50,427 Gentex Corporation 1,427,084
65,718 Goodyear Tire & Rubber
Company
a
491,571
780 Graham Holdings Company 918,302
6,373 Grand Canyon Education, Inc.
a
1,399,001
30,758 H&R Block, Inc. 1,555,432
27,926 Harley-Davidson, Inc. 779,135
14,171 Hilton Grand Vacations, Inc.
a
592,489
9,727 Hyatt Hotels Corporation 1,380,553
15,634 KB Home 994,948
12,224 Lear Corporation 1,229,857
19,287 Light & Wonder, Inc.
a
1,618,951
5,890 Lithia Motors, Inc. 1,861,240
62,385 Macy's, Inc. 1,118,563
6,360 Marriott Vacations Worldwide
Corporation 423,322
74,024 Mattel, Inc.
a
1,245,824
4,033 Murphy USA, Inc. 1,565,853
14,093 Ollie's Bargain Outlet Holdings,
Inc.
a
1,809,541
4,249 Penske Automotive Group, Inc. 738,944
19,280 Planet Fitness, Inc.
a
2,001,264
12,272 Polaris, Inc. 713,371
11,045 PVH Corporation 925,240
3,529 RH
a
716,952
32,220 Service Corporation International/
US 2,681,348
48,221 Somnigroup International, Inc. 4,066,477
22,709 Taylor Morrison Home Corporation
a
1,499,021
15,267 Texas Roadhouse, Inc. 2,536,612
12,223 Thor Industries, Inc. 1,267,403
22,557 Toll Brothers, Inc. 3,116,024
6,428 TopBuild Corporation
a
2,512,448
Shares Common Stock  99.5% Value
Consumer Discretionary  12.2% - continued
14,915 Travel + Leisure Company $ 887,293
43,384 Under Armour, Inc., Class A
a,b
216,486
27,861 Under Armour, Inc., Class C
a
134,569
8,536 Vail Resorts, Inc.
b
1,276,729
29,204 Valvoline, Inc.
a
1,048,716
75,384 VF Corporation 1,087,791
6,267 Visteon Corporation 751,163
12,841 Whirlpool Corporation
b
1,009,303
6,415 Wingstop, Inc.
b
1,614,527
17,543 Wyndham Hotels & Resorts, Inc. 1,401,686
18,661 YETI Holdings, Inc.
a
619,172
Total 88,116,177
Consumer Staples  4.7%
92,608 Albertsons Companies, Inc. 1,621,566
28,943 BellRing Brands, Inc.
a
1,052,078
30,338 BJ's Wholesale Club Holdings,
Inc.
a
2,829,019
1,817 Boston Beer Company, Inc.
a
384,150
8,542 Casey's General Stores, Inc. 4,828,964
36,743 Celsius Holdings, Inc.
a
2,112,355
13,770 Coca-Cola Consolidated, Inc. 1,613,293
84,170 Coty, Inc.
a
340,047
36,343 Darling Ingredients, Inc.
a
1,121,908
13,628 e.l.f. Beauty, Inc.
a
1,805,437
48,508 Flowers Foods, Inc. 633,029
14,745 Ingredion, Inc. 1,800,512
42,367 Maplebear, Inc.
a
1,557,411
4,687 Marzetti Company 809,867
35,960 Performance Food Group
Company
a
3,741,278
9,824 Pilgrim's Pride Corporation 400,033
10,982 Post Holdings, Inc.
a
1,180,345
22,452 Sprouts Farmers Markets, Inc.
a
2,442,778
51,733 US Foods Holding Corporation
a
3,963,783
Total 34,237,853
Energy  4.0%
76,954 Antero Midstream Corporation 1,495,986
67,427 Antero Resources Corporation
a
2,262,850
13,155 Chord Energy Corporation 1,307,212
19,160 Civitas Resources, Inc. 622,700
32,491 CNX Resources Corporation
a
1,043,611
23,341 DT Midstream, Inc. 2,638,934
36,534 HF Sinclair Corporation 1,912,190
26,886 Matador Resources Company 1,207,988
30,825 Murphy Oil Corporation 875,738
85,320 NOV, Inc. 1,130,490
59,053 Ovintiv, Inc. 2,384,560
18,873 PBF Energy, Inc. 569,398
160,648 Permian Resources Corporation 2,056,294
54,724 Range Resources Corporation 2,059,811
94,430 TechnipFMC plc 3,725,264
15,216 Valaris, Ltd.
a
742,084
38,763 Viper Energy, Inc. 1,481,522
16,504 Weatherford International plc 1,129,369
Total 28,646,001
Financials  16.9%
6,528 Affiliated Managers Group, Inc. 1,556,471
64,353 Ally Financial, Inc. 2,522,638
15,902 American Financial Group, Inc. 2,317,239
147,515 Annaly Capital Management, Inc. 2,981,278
37,536 Associated Banc-Corp 965,051
24,321 Bank OZK 1,239,885

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  99.5% Value
Financials  16.9% - continued
13,130 Brighthouse Financial, Inc.
a
$ 696,940
42,803 Cadence Bank 1,606,825
59,832 Carlyle Group, Inc. 3,751,466
22,270 CNO Financial Group, Inc. 880,779
68,705 Columbia Banking System, Inc. 1,768,467
29,528 Comerica, Inc. 2,023,259
28,511 Commerce Bancshares, Inc. 1,703,817
14,778 Cullen/Frost Bankers, Inc. 1,873,407
31,664 East West Bancorp, Inc. 3,370,633
68,817 Equitable Holdings, Inc. 3,494,527
22,638 Essent Group, Ltd. 1,438,871
8,854 Euronet Worldwide, Inc.
a
777,470
8,868 Evercore, Inc. 2,991,354
82,512 F.N.B. Corporation 1,329,268
16,982 Federated Hermes, Inc. 881,875
58,682 Fidelity National Financial, Inc. 3,549,674
23,388 First American Financial
Corporation 1,502,445
29,919 First Financial Bankshares, Inc. 1,006,774
116,653 First Horizon Corporation 2,637,524
8,970 FirstCash Holdings, Inc. 1,421,027
68,743 Flagstar Financial, Inc. 793,982
27,237 Glacier Bancorp, Inc. 1,325,625
9,294 Hamilton Lane, Inc. 1,252,738
19,472 Hancock Whitney Corporation 1,219,142
8,218 Hanover Insurance Group, Inc. 1,492,635
42,109 Home BancShares, Inc. 1,191,685
12,491 Houlihan Lokey, Inc. 2,564,652
12,424 International Bancshares
Corporation 854,150
28,669 Janus Henderson Group plc 1,276,057
37,914 Jefferies Financial Group, Inc. 2,480,334
14,415 Kemper Corporation 743,093
5,085 Kinsale Capital Group, Inc. 2,162,447
52,962 MGIC Investment Corporation 1,502,532
5,620 Morningstar, Inc. 1,303,896
80,124 Old National Bancorp 1,758,722
52,518 Old Republic International
Corporation 2,230,439
17,668 Pinnacle Financial Partners, Inc. 1,657,082
7,442 Primerica, Inc. 2,065,825
21,826 Prosperity Bancshares, Inc. 1,448,155
15,185 Reinsurance Group of America,
Inc. 2,917,494
10,813 RenaissanceRe Holdings, Ltd. 2,745,745
21,097 RLI Corporation 1,375,946
25,887 Ryan Specialty Holdings, Inc. 1,458,991
21,586 SEI Investments Company 1,831,572
13,980 Selective Insurance Group, Inc. 1,133,359
15,460 Shift4 Payments, Inc.
a,b
1,196,604
47,898 SLM Corporation 1,325,817
23,252 SouthState Bank Corporation 2,298,925
79,288 Starwood Property Trust, Inc. 1,535,809
23,474 Stifel Financial Corporation 2,663,595
31,890 Synovus Financial Corporation 1,565,161
10,512 Texas Capital Bancshares, Inc.
a
888,579
16,398 UMB Financial Corporation 1,940,703
32,466 United Bankshares, Inc. 1,208,060
35,999 Unum Group 2,800,002
110,591 Valley National Bancorp 1,172,265
22,152 Voya Financial, Inc. 1,656,970
38,181 Webster Financial Corporation 2,269,479
23,784 Western Alliance Bancorp 2,062,549
74,201 Western Union Company 592,866
7,872 WEX, Inc.
a
1,240,076
Shares Common Stock  99.5% Value
Financials  16.9% - continued
15,382 Wintrust Financial Corporation $ 2,037,192
33,916 Zions Bancorp NA 1,918,967
Total 121,448,881
Health Care  8.6%
156,627 Avantor, Inc.
a
1,954,705
44,115 BioMarin Pharmaceutical, Inc.
a
2,389,268
4,194 Bio-Rad Laboratories, Inc.
a
1,175,956
25,446 Bruker Corporation 826,741
3,348 Chemed Corporation 1,499,033
27,491 Cytokinetics, Inc.
a
1,510,905
45,831 Dentsply Sirona, Inc. 581,595
31,337 Doximity, Inc.
a
2,292,302
114,141 Elanco Animal Health, Inc.
a
2,298,800
23,141 Encompass Health Corporation 2,939,370
13,162 Ensign Group, Inc. 2,273,999
38,180 Envista Holdings Corporation
a
777,727
61,849 Exelixis, Inc.
a
2,554,364
25,876 Globus Medical, Inc.
a
1,481,918
11,069 Haemonetics Corporation
a
539,503
26,873 Halozyme Therapeutics, Inc.
a
1,970,866
19,867 HealthEquity, Inc.
a
1,882,796
47,502 Hims & Hers Health, Inc.
a,b
2,694,313
35,312 Illumina, Inc.
a
3,353,581
13,936 Jazz Pharmaceuticals, Inc.
a
1,836,765
15,621 Lantheus Holdings, Inc.
a
801,201
12,544 LivaNova plc
a
657,055
10,609 Masimo Corporation
a
1,565,358
5,099 Medpace Holdings, Inc.
a
2,621,702
22,787 Neurocrine Biosciences, Inc.
a
3,198,839
37,287 Option Care Health, Inc.
a
1,035,087
8,960 Penumbra, Inc.
a
2,269,747
31,609 Perrigo Company plc 703,932
12,150 Repligen Corporation
a
1,624,090
98,841 Roivant Sciences, Ltd.
a
1,495,464
40,461 Sotera Health Company
a
636,452
20,298 Tenet Healthcare Corporation
a
4,121,306
10,391 United Therapeutics Corporation
a
4,356,011
Total 61,920,751
Industrials  23.3%
15,547 AAON, Inc.
b
1,452,712
6,972 Acuity, Inc. 2,401,087
16,434 Advanced Drainage Systems, Inc. 2,279,396
30,429 AECOM 3,970,072
7,309 AeroVironment, Inc.
a
2,301,531
14,229 AGCO Corporation 1,523,499
26,492 Alaska Air Group, Inc.
a
1,318,772
31,666 Allegheny Technologies, Inc.
a
2,575,712
151,594 American Airlines Group, Inc.
a
1,703,916
85,039 API Group Corporation
a
2,922,790
8,750 Applied Industrial Technologies,
Inc. 2,284,187
3,881 Avis Budget Group, Inc.
a,b
623,192
9,572 Brink's Company 1,118,584
20,999 BWX Technologies, Inc. 3,871,586
5,053 CACI International, Inc.
a
2,520,335
9,799 Carlisle Companies, Inc. 3,223,479
11,453 Carpenter Technology Corporation 2,812,170
10,151 Chart Industries, Inc.
a
2,031,723
11,583 Clean Harbors, Inc.
a
2,689,804
204,034 CNH Industrial NV 2,213,769
8,088 Comfort Systems USA, Inc. 6,674,056
10,281 Concentrix Corporation 474,468
43,572 Core & Main, Inc.
a
2,345,481

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  99.5% Value
Industrials  23.3% - continued
11,238 Crane Company $ 2,069,365
8,656 Curtiss-Wright Corporation 4,699,689
26,770 Donaldson Company, Inc. 2,191,124
8,608 EnerSys 972,360
13,109 ESAB Corporation 1,464,800
37,107 ExlService Holdings, Inc.
a
1,633,821
11,602 Exponent, Inc. 806,107
30,047 Flowserve Corporation 1,596,698
37,142 Fluor Corporation
a
1,562,564
27,579 Fortune Brands Innovations, Inc. 1,472,443
7,294 FTI Consulting, Inc.
a
1,179,075
8,179 GATX Corporation 1,429,689
37,235 Genpact, Ltd. 1,559,774
38,068 Graco, Inc. 3,234,257
26,300 GXO Logistics, Inc.
a
1,391,007
18,279 Hexcel Corporation 1,146,093
8,223 Insperity, Inc. 404,572
17,920 ITT Corporation 3,203,379
29,601 KBR, Inc. 1,399,831
12,820 Kirby Corporation
a
1,069,829
37,288 Knight-Swift Transportation
Holdings, Inc. 1,473,249
38,780 Kratos Defense & Security
Solutions, Inc.
a
3,543,329
7,962 Landstar System, Inc. 975,823
12,679 Lincoln Electric Holdings, Inc. 2,990,089
14,085 MasTec, Inc.
a
2,997,429
12,946 Maximus, Inc. 1,182,876
10,713 Middleby Corporation
a
1,424,079
8,453 MSA Safety, Inc. 1,454,508
10,489 MSC Industrial Direct Company,
Inc. 966,456
25,433 Mueller Industries, Inc. 2,571,531
33,994 NEXTracker, Inc.
a
2,515,216
36,977 nVent Electric plc 3,647,411
14,704 Oshkosh Corporation 1,907,109
19,213 Owens Corning, Inc. 2,717,871
12,268 Parsons Corporation
a
1,017,262
10,265 Paylocity Holding Corporation
a
1,634,906
42,641 RB Global, Inc. 4,620,579
7,221 RBC Bearings, Inc.
a
2,818,284
15,249 Regal Rexnord Corporation 2,187,316
9,372 Ryder System, Inc. 1,767,934
6,120 Saia, Inc.
a
1,832,083
10,769 Science Applications International
Corporation 1,070,115
33,460 Sensata Technologies Holding plc 1,022,203
9,561 Simpson Manufacturing Company,
Inc. 1,601,085
15,071 Terex Corporation 773,142
60,371 Tetra Tech, Inc. 2,015,184
14,560 Timken Company 1,094,621
22,673 Toro Company 1,727,683
44,755 TransUnion 3,749,574
24,637 Trex Company, Inc.
a
1,272,994
13,455 UFP Industries, Inc. 1,257,908
4,535 Valmont Industries, Inc. 1,758,355
8,019 Watsco, Inc. 3,242,082
6,299 Watts Water Technologies, Inc. 1,759,185
11,180 WESCO International, Inc. 2,364,570
13,777 Woodward, Inc. 3,481,586
27,055 XPO, Inc.
a
3,497,400
Total 167,751,825
Shares Common Stock  99.5% Value
Information Technology  13.3%
28,483 Allegro MicroSystems, Inc.
a
$ 831,704
26,119 Amkor Technology, Inc. 741,780
5,255 Appfolio, Inc.
a
1,448,593
11,832 Arrow Electronics, Inc.
a
1,431,672
10,063 ASGN, Inc.
a
476,483
19,266 Avnet, Inc. 1,007,226
9,103 Belden, Inc. 1,094,818
21,066 BILL Holdings, Inc.
a
1,115,866
8,547 Blackbaud, Inc.
a
549,658
32,479 Ciena Corporation
a
4,731,216
11,793 Cirrus Logic, Inc.
a
1,477,545
38,574 Cognex Corporation 1,747,402
35,712 Coherent Corporation
a
3,846,897
10,215 CommVault Systems, Inc.
a
1,928,388
11,345 Crane NXT Company 760,909
46,423 DocuSign, Inc.
a
3,346,634
14,057 Dolby Laboratories, Inc. 1,017,305
42,522 Dropbox, Inc.
a
1,284,590
69,270 Dynatrace Holdings, LLC
a
3,356,131
34,830 Entegris, Inc. 3,220,382
8,232 Fabrinet
a
3,001,552
86,230 Flex, Ltd.
a
4,998,753
19,344 Guidewire Software, Inc.
a
4,446,412
5,820 IPG Photonics Corporation
a
460,886
53,105 Kyndryl Holdings, Inc.
a
1,594,743
31,451 Lattice Semiconductor
Corporation
a
2,305,987
5,694 Littelfuse, Inc. 1,474,803
16,036 Lumentum Holdings, Inc.
a
2,609,218
14,714 MACOM Technology Solutions
Holdings, Inc.
a
1,831,746
13,893 Manhattan Associates, Inc.
a
2,847,787
15,430 MKS, Inc. 1,909,771
8,265 Novanta, Inc.
a
827,740
61,590 Nutanix, Inc.
a
4,581,680
38,405 Okta, Inc.
a
3,521,738
11,259 Onto Innovation, Inc.
a
1,454,888
21,225 Pegasystems, Inc. 1,220,437
12,888 Power Integrations, Inc. 518,226
71,334 Pure Storage, Inc.
a
5,978,502
8,293 Qualys, Inc.
a
1,097,413
24,719 Rambus, Inc.
a
2,575,720
7,539 Silicon Laboratories, Inc.
a
988,589
8,856 Synaptics, Inc.
a
605,219
17,620 TD SYNNEX Corporation 2,885,275
35,251 Twilio, Inc.
a
3,528,273
10,156 Universal Display Corporation 1,458,706
33,704 Vontier Corporation 1,414,557
Total 95,553,820
Materials  5.0%
59,485 Alcoa Corporation 1,956,462
15,136 AptarGroup, Inc. 2,023,078
10,501 Ashland, Inc. 503,103
21,031 Avient Corporation 692,971
49,757 Axalta Coating Systems, Ltd.
a
1,424,045
12,223 Cabot Corporation 929,559
113,655 Cleveland-Cliffs, Inc.
a
1,386,591
25,716 Commercial Metals Company 1,473,013
26,431 Crown Holdings, Inc. 2,552,970
7,455 Eagle Materials, Inc. 1,737,313
68,062 Graphic Packaging Holding
Company 1,331,973
6,003 Greif, Inc. 358,739
13,018 Knife River Corporation
a
1,000,694

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  99.5% Value
Materials  5.0% - continued
14,560 Louisiana-Pacific Corporation $ 1,293,510
30,923 MP Materials Corporation
a,b
2,074,006
1,792 NewMarket Corporation 1,484,152
26,339 Olin Corporation 658,212
12,083 Reliance, Inc. 3,393,269
15,124 Royal Gold, Inc. 3,033,572
29,494 RPM International, Inc. 3,476,753
10,214 Scotts Miracle-Gro Company 581,687
20,402 Silgan Holdings, Inc. 877,490
22,660 Sonoco Products Company 976,419
7,661 Westlake Corporation 590,357
Total 35,809,938
Real Estate  6.6%
25,380 Agree Realty Corporation 1,802,995
74,861 American Homes 4 Rent 2,489,128
70,325 Brixmor Property Group, Inc. 1,946,596
25,889 COPT Defense Properties 752,334
38,590 Cousins Properties, Inc. 1,116,795
52,390 CubeSmart 2,130,178
12,236 EastGroup Properties, Inc. 2,071,065
17,488 EPR Properties 1,014,479
44,523 Equity Lifestyle Properties, Inc. 2,702,546
30,420 First Industrial Realty Trust, Inc. 1,565,717
65,020 Gaming and Leisure Properties,
Inc. 3,030,582
80,781 Healthcare Realty Trust, Inc. 1,456,482
53,628 Independence Realty Trust, Inc. 878,963
10,886 Jones Lang LaSalle, Inc.
a
3,247,076
25,003 Kilroy Realty Corporation 1,056,377
50,512 Kite Realty Group Trust 1,126,418
19,942 Lamar Advertising Company 2,441,300
16,220 National Storage Affiliates Trust 490,168
43,372 NNN REIT, Inc. 1,846,346
67,775 Omega Healthcare Investors, Inc. 2,861,461
45,929 Park Hotels & Resorts, Inc. 508,893
16,336 PotlatchDeltic Corporation 665,692
32,584 Rayonier, Inc. REIT 864,779
54,250 Rexford Industrial Realty, Inc. 2,230,218
55,091 Sabra Health Care REIT, Inc. 1,026,896
42,893 STAG Industrial, Inc. 1,513,694
37,061 Vornado Realty Trust 1,502,082
50,312 WP Carey, Inc. 3,399,582
Total 47,738,842
Utilities  3.5%
13,303 ALLETE, Inc. 883,319
16,738 Black Hills Corporation 1,030,893
64,437 Essential Utilities, Inc. 2,571,036
12,414 IDACORP, Inc. 1,640,510
20,761 National Fuel Gas Company 1,917,694
23,078 New Jersey Resources
Corporation 1,111,206
14,105 Northwestern Energy Group, Inc. 826,694
46,270 OGE Energy Corporation 2,140,913
13,784 ONE Gas, Inc. 1,115,677
13,951 Ormat Technologies, Inc. 1,342,784
25,172 Portland General Electric
Company 1,107,568
14,718 Southwest Gas Holdings, Inc. 1,153,008
13,561 Spire, Inc. 1,105,493
10,496 Talen Energy Corporation
a
4,464,789
21,789 TXNM Energy, Inc. 1,232,168
Shares Common Stock  99.5% Value
Utilities  3.5% - continued
49,378 UGI Corporation $ 1,642,312
Total 25,286,064
Total Common Stock
(cost $486,256,223) 716,718,891
Shares
Collateral Held for Securities
Loaned 1.7% Value
12,031,515 Thrivent Cash Management Trust 12,031,515
Total Collateral Held for
Securities Loaned
(cost $12,031,515) 12,031,515
Shares or
Principal
Amount Short-Term Investments 0.4% Value
Federal Home Loan Bank Discount
Notes
400,000 4.260%, 10/10/2025
c,d
399,553
100,000 4.090%, 11/14/2025
c,d
99,521
Federal Home Loan Mortgage
Corporation Discount Notes
300,000 4.140%, 11/17/2025
c,d
298,468
State Street Institutional U.S.
Government Money Market
Fund
1,947,789 4.090%
c
1,947,789
Total Short-Term Investments
(cost $2,745,241) 2,745,331
Total Investments (cost
$501,032,979) 101.6% $731,495,737
Other Assets and Liabilities, Net
(1.6%) (11,673,961)
Total Net Assets 100.0% $719,821,776
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of September 30, 2025:
Securities Lending Transactions
Common Stock $ 11,624,531
Total lending $11,624,531
Gross amount payable upon return of
collateral for securities loaned $12,031,515
Net amounts due to counterparty $406,984
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
I
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Mid Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 10,208,739 10,208,739 – –
Consumer Discretionary 88,116,177 88,116,177 – –
Consumer Staples 34,237,853 34,237,853 – –
Energy 28,646,001 28,646,001 – –
Financials 121,448,881 121,448,881 – –
Health Care 61,920,751 61,920,751 – –
Industrials 167,751,825 167,751,825 – –
Information Technology 95,553,820 95,553,820 – –
Materials 35,809,938 35,809,938 – –
Real Estate 47,738,842 47,738,842 – –
Utilities 25,286,064 25,286,064 – –
Short-Term Investments 2,745,331 1,947,789 797,542 –
Subtotal Investments in Securities $719,464,222 $718,666,680 $797,542 $–
Other Investments  * Total
Collateral Held for Securities Loaned 12,031,515
Subtotal Other Investments $12,031,515
Total Investments at Value $731,495,737
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Mid Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 49,541 49,541 – –
Total Liability Derivatives $49,541 $49,541 $– $–
The following table presents Mid Cap Index Portfolio's futures contracts held as of September 30, 2025. Investments and/or cash totaling
$797,542 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini S&P Mid-Cap 400 Index 10 December 2025 $ 3,335,741 ( $ 49,541)
Total Futures Long Contracts $ 3,335,741 ( $ 49,541)
Total Futures Contracts $ 3,335,741 ($49,541)

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
9/30/2025
Shares Held at
9/30/2025
% of Net
Assets
9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $4,298 $10,478 $14,776 $– – –
Total Affiliated Short-Term Investments 4,298 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,508 99,310 91,786 12,032 12,032 1.7%
Total Collateral Held for Securities Loaned 4,508 12,032 1.7
Total Value $8,806 $12,032
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $– $– $ – $14
Total Income/Non Cash Income from Affiliated
Investments $14
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 13
Total Affiliated Income from Securities Loaned, Net $13
Total Value $– $– $ –

Mid Cap Stock Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 97.7% Value
Consumer Discretionary  10.9%
41,964 Asbury Automotive Group, Inc.
a
$ 10,258,100
133,356 Crocs, Inc.
a
11,141,894
208,916 Garmin, Ltd. 51,439,297
3,864 NVR, Inc.
a
31,045,926
51,107 Ulta Beauty, Inc.
a
27,942,752
432,624 Viking Holdings, Ltd.
a
26,891,908
286,432 Wynn Resorts, Ltd. 36,740,633
Total 195,460,510
Consumer Staples  5.0%
226,054 BJ's Wholesale Club Holdings,
Inc.
a
21,079,536
45,752 Casey's General Stores, Inc. 25,864,521
282,624 Church & Dwight Company, Inc. 24,766,341
466,928 Maplebear, Inc.
a
17,164,273
Total 88,874,671
Energy  4.0%
809,190 Devon Energy Corporation 28,370,202
397,000 Expand Energy Corporation 42,177,280
Total 70,547,482
Financials  17.0%
859,995 Ally Financial, Inc. 33,711,804
35,147 Ameriprise Financial, Inc. 17,265,964
498,334 Arch Capital Group, Ltd. 45,213,844
94,867 Houlihan Lokey, Inc. 19,478,092
205,867 M&T Bank Corporation 40,683,437
266,965 Northern Trust Corporation 35,933,489
616,388 Old Republic International
Corporation 26,177,998
175,698 Robinhood Markets, Inc.
a
25,156,440
211,953 Tradeweb Markets, Inc. 23,522,544
642,423 Zions Bancorp NA 36,348,293
Total 303,491,905
Health Care  9.3%
145,344 Encompass Health Corporation 18,461,595
214,420 Illumina, Inc.
a
20,363,467
23,701 Mettler-Toledo International, Inc.
a
29,095,585
175,848 Neurocrine Biosciences, Inc.
a
24,685,542
86,176 Progyny, Inc.
a
1,854,507
110,747 STERIS plc 27,403,238
173,709 Teleflex, Inc. 21,255,033
54,442 United Therapeutics Corporation
a
22,822,631
Total 165,941,598
Industrials  23.4%
115,636 AMETEK, Inc. 21,739,568
29,538 Axon Enterprise, Inc.
a
21,197,650
201,744 Expeditors International of
Washington, Inc. 24,731,797
708,790 Fastenal Company 34,759,062
190,815 Howmet Aerospace, Inc. 37,443,628
195,671 Leidos Holdings, Inc. 36,973,992
120,219 Lincoln Electric Holdings, Inc. 28,351,247
228,390 Old Dominion Freight Line, Inc. 32,152,744
72,020 Quanta Services, Inc. 29,846,528
135,944 Rockwell Automation, Inc. 47,516,506
756,929 Southwest Airlines Company 24,153,604
432,660 Timken Company 32,527,379
49,877 United Rentals, Inc. 47,615,577
Total 419,009,282
Shares Common Stock  97.7% Value
Information Technology  13.1%
220,361 Datadog, Inc.
a
$ 31,379,406
446,296 DocuSign, Inc.
a
32,173,479
101,085 Monday.com, Ltd.
a
19,579,154
4,291,149 Nokia Oyj ADR 20,640,427
428,990 Qorvo, Inc.
a
39,072,409
712,211 Trimble, Inc.
a
58,152,028
112,989 Zebra Technologies Corporation
a
33,575,811
Total 234,572,714
Materials  5.3%
220,479 Albemarle Corporation 17,876,437
2,263,014 Amcor plc 18,511,454
419,985 Steel Dynamics, Inc. 58,558,509
Total 94,946,400
Real Estate  4.8%
184,169 Extra Space Storage, Inc. 25,956,779
685,263 First Industrial Realty Trust, Inc. 35,270,487
130,826 SBA Communications Corporation 25,295,207
Total 86,522,473
Utilities  4.9%
409,825 Alliant Energy Corporation 27,626,303
780,321 CenterPoint Energy, Inc. 30,276,455
688,074 NiSource, Inc. 29,793,604
Total 87,696,362
Total Common Stock
(cost $1,315,346,891) 1,747,063,397
Shares or
Principal
Amount Short-Term Investments 2.2% Value
State Street Institutional U.S.
Government Money Market
Fund
40,408,077 4.090%
b
40,408,077
Total Short-Term Investments
(cost $40,408,077) 40,408,077
Total Investments (cost
$1,355,754,968) 99.9% $1,787,471,474
Other Assets and Liabilities, Net
0.1% 1,268,553
Total Net Assets 100.0% $1,788,740,027
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company

Mid Cap Stock Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Mid Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 195,460,510 195,460,510 – –
Consumer Staples 88,874,671 88,874,671 – –
Energy 70,547,482 70,547,482 – –
Financials 303,491,905 303,491,905 – –
Health Care 165,941,598 165,941,598 – –
Industrials 419,009,282 419,009,282 – –
Information Technology 234,572,714 234,572,714 – –
Materials 94,946,400 94,946,400 – –
Real Estate 86,522,473 86,522,473 – –
Utilities 87,696,362 87,696,362 – –
Short-Term Investments 40,408,077 40,408,077 – –
Subtotal Investments in Securities $1,787,471,474 $1,787,471,474 $– $–
Total Investments at Value $1,787,471,474
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
9/30/2025
Shares Held at
9/30/2025
% of Net
Assets
9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $82,957 $18,780 $101,737 $– – –
Total Affiliated Short-Term Investments 82,957 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 19,031 269,131 288,162 – – –
Total Collateral Held for Securities Loaned 19,031 – –
Total Value $101,988 $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $18 ($18) $ – $207
Total Income/Non Cash Income from Affiliated
Investments $207
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 26
Total Affiliated Income from Securities Loaned, Net $26
Total Value $18 ($18) $ –

Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 99.0% Value
Communications Services  2.7%
12,996 Imax Corporation
a
$ 425,619
45,796 Warner Brothers Discovery, Inc.
a
894,396
Total 1,320,015
Consumer Discretionary  8.7%
7,591 Columbia Sportswear Company 397,009
4,829 D.R. Horton, Inc. 818,371
12,468 Gildan Activewear, Inc. 720,650
26,617 Six Flags Entertainment
Corporation 604,738
3,250 Tapestry, Inc. 367,965
9,840 Wyndham Hotels & Resorts, Inc. 786,216
12,940 Yum China Holding, Inc. 555,385
Total 4,250,334
Consumer Staples  4.9%
3,809 J & J Snack Foods Corporation 366,007
13,238 Sysco Corporation 1,090,017
16,198 Unilever plc ADR 960,217
Total 2,416,241
Energy  7.2%
37,889 Coterra Energy, Inc. 896,075
22,295 Devon Energy Corporation 781,663
3,767 Diamondback Energy, Inc. 539,058
22,652 Enterprise Products Partners, LP 708,328
2,203 Expand Energy Corporation 234,047
12,531 Noble Corporation plc 354,376
Total 3,513,547
Financials  17.3%
37,749 AGNC Investment Corporation 369,563
4,536 Allstate Corporation 973,652
2,410 Capital One Financial Corporation 512,318
9,333 Carlyle Group, Inc. 585,179
7,991 Charles Schwab Corporation 762,901
4,637 Equitable Holdings, Inc. 235,467
6,378 M&T Bank Corporation 1,260,420
6,850 Selective Insurance Group, Inc. 555,329
4,407 Texas Capital Bancshares, Inc.
a
372,524
25,739 U.S. Bancorp 1,243,966
11,271 Voya Financial, Inc. 843,071
5,498 Wintrust Financial Corporation 728,155
Total 8,442,545
Health Care  7.4%
31,663 Avantor, Inc.
a
395,154
945 Humana, Inc. 245,861
3,683 Johnson & Johnson 682,902
3,570 Labcorp Holdings, Inc. 1,024,804
4,504 Sanofi SA ADR 212,589
2,980 STERIS plc 737,371
883 UnitedHealth Group, Inc. 304,900
Total 3,603,581
Industrials  17.6%
2,162 Acuity, Inc. 744,571
4,644 AGCO Corporation 497,233
13,122 Delta Air Lines, Inc. 744,674
11,403 Flowserve Corporation 605,955
17,764 Fluor Corporation
a
747,331
12,217 Fortive Corporation 598,511
2,713 General Dynamics Corporation 925,133
6,535 Griffon Corporation 497,640
Shares Common Stock  99.0% Value
Industrials  17.6% - continued
15,626 Hexcel Corporation $ 979,750
2,296 JB Hunt Transport Services, Inc. 308,054
13,838 Legence Corporation
a
426,349
11,447 MSC Industrial Direct Company,
Inc. 1,054,727
17,212 Werner Enterprises, Inc. 453,020
Total 8,582,948
Information Technology  10.4%
3,807 Coherent Corporation
a
410,090
1,650 CommVault Systems, Inc.
a
311,487
1,787 Jabil, Inc. 388,083
17,298 Knowles Corporation
a
403,216
6,642 MKS, Inc. 822,080
2,059 PTC, Inc.
a
418,018
16,854 Ralliant Corporation 737,026
809 Synopsys, Inc.
a
399,153
3,125 TD SYNNEX Corporation 511,719
5,789 Western Digital Corporation 695,027
Total 5,095,899
Materials  7.0%
27,242 Axalta Coating Systems, Ltd.
a
779,666
7,681 Celanese Corporation 323,217
2,719 CF Industries Holdings, Inc. 243,894
9,146 Crown Holdings, Inc. 883,412
5,991 Nucor Corporation 811,361
5,401 West Fraser Timber Company, Ltd. 367,160
Total 3,408,710
Real Estate  6.8%
2,636 CBRE Group, Inc.
a
415,328
7,694 Crown Castle, Inc. 742,394
29,821 Healthcare Realty Trust, Inc. 537,673
58,803 Host Hotels & Resorts, Inc. 1,000,827
3,470 Simon Property Group, Inc. 651,215
Total 3,347,437
Utilities  9.0%
10,668 Alliant Energy Corporation 719,130
1,452 Constellation Energy Corporation 477,809
5,524 DTE Energy Company 781,259
5,595 Entergy Corporation 521,398
11,444 Evergy, Inc. 869,973
12,976 NiSource, Inc. 561,861
2,402 Vistra Energy Corporation 470,600
Total 4,402,030
Total Common Stock
(cost $40,724,987) 48,383,287
Shares or
Principal
Amount Short-Term Investments 1.1% Value
State Street Institutional U.S.
Government Money Market
Fund
511,150 4.090%
b
511,150
Total Short-Term Investments
(cost $511,150) 511,150
Total Investments (cost
$41,236,137) 100.1% $48,894,437
Other Assets and Liabilities, Net
(0.1%) (36,162)
Total Net Assets 100.0% $48,858,275

Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR
-
American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc
-
Public Limited Company
a Non-income producing security.
b The interest rate shown reflects the yield.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Mid Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,320,015 1,320,015 – –
Consumer Discretionary 4,250,334 4,250,334 – –
Consumer Staples 2,416,241 2,416,241 – –
Energy 3,513,547 3,513,547 – –
Financials 8,442,545 8,442,545 – –
Health Care 3,603,581 3,603,581 – –
Industrials 8,582,948 8,582,948 – –
Information Technology 5,095,899 5,095,899 – –
Materials 3,408,710 3,408,710 – –
Real Estate 3,347,437 3,347,437 – –
Utilities 4,402,030 4,402,030 – –
Short-Term Investments 511,150 511,150 – –
Subtotal Investments in Securities $48,894,437 $48,894,437 $– $–
Total Investments at Value $48,894,437
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
9/30/2025
Shares Held at
9/30/2025
% of Net
Assets
9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $707 $1,098 $1,805 $– – –
Total Affiliated Short-Term Investments 707 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 3,493 3,493 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $707 $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $– $– $ – $3
Total Income/Non Cash Income from Affiliated
Investments $3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies   38.7% Value
U.S. Affiliated   38.3%
15,779,577 Thrivent Core Emerging Markets
Debt Fund $ 136,493,344
6,262,310 Thrivent Core Emerging Markets
Equity Fund 73,582,137
549,918 Thrivent Core Low Volatility Equity
Fund 6,752,987
3,729,050 Thrivent Core Mid Cap Value Fund 42,734,916
1,689,786 Thrivent Core Small Cap Value
Fund 18,739,725
40,896,563 Thrivent Global Stock Portfolio 642,693,572
23,797,035 Thrivent High Yield Portfolio 101,653,792
30,647,788 Thrivent Income Portfolio 277,141,815
32,704,148 Thrivent International Equity
Portfolio 384,872,220
5,288,922 Thrivent International Index
Portfolio 86,978,961
49,991,484 Thrivent Large Cap Value Portfolio 1,166,106,345
10,721,898 Thrivent Mid Cap Stock Portfolio 208,450,858
15,925,006 Thrivent Short-Term Bond Portfolio 158,047,724
6,058,415 Thrivent Small Cap Stock Portfolio 112,471,447
Total 3,416,719,843
U.S. Unaffiliated   0.4%
16,162 Invesco QQQ Trust Series 1 9,703,180
561 iShares Semiconductor ETF 152,098
32,097 SPDR S&P 500 ETF Trust 21,382,380
7,791 SPDR S&P Biotech ETF 780,658
3,221 SPDR S&P Software & Services
ETF 636,985
3,376 VanEck Semiconductor ETF 1,101,791
Total 33,757,092
Total Registered Investment
Companies (cost $2,563,804,329) 3,450,476,935
Shares Common Stock 26.7% Value
Communications Services  3.5%
242,183 Alphabet, Inc., Class A 58,874,687
256,111 Alphabet, Inc., Class C 62,375,834
144,171 AT&T, Inc. 4,071,389
53,587 CarGurus, Inc.
a
1,995,044
35,350 Comcast Corporation 1,110,697
28,658 E.W. Scripps Company
a
70,499
1,061 Electronic Arts, Inc. 214,004
2,440 Fox Corporation, Class A 153,866
1,492 Fox Corporation, Class B 85,477
1,113 Globalstar, Inc.
a
40,502
3,396 Iridium Communications, Inc. 59,294
13,980 Liberty Global, Ltd., Class A
a
160,211
980 Liberty Media Corporation-Liberty
Formula One
a
102,361
457 Liberty Media Corporation-Liberty
Live Group
a
44,315
1,075 Madison Square Garden
Entertainment Corporation
a
66,779
220 Madison Square Garden Sports
Corporation
a
49,940
6,781 Magnite, Inc.
a
147,690
41,508 Match Group, Inc. 1,466,063
146,712 Meta Platforms, Inc. 107,742,359
33,137 Netflix, Inc.
a
39,728,612
10,903 New York Times Company 625,832
43,462 News Corporation, Class A 1,334,718
49,219 Pinterest, Inc.
a
1,583,375
Shares Common Stock  26.7% Value
Communications Services  3.5% - continued
133 Reddit, Inc.
a
$ 30,589
8,412 ROBLOX Corporation
a
1,165,230
1,279 Sirius XM Holdings, Inc. 29,769
20,931 Spotify Technology SA
a
14,609,838
8,378 T-Mobile US, Inc. 2,005,526
717 Trade Desk, Inc.
a
35,140
146,046 Uniti Group, Inc. 893,801
63,926 Verizon Communications, Inc. 2,809,548
37,474 Walt Disney Company 4,290,773
73,224 Warner Brothers Discovery, Inc.
a
1,430,065
29,042 Warner Music Group Corporation 989,170
Total 310,392,997
Consumer Discretionary  3.6%
6,021 Adient plc
a
144,986
277,186 ADT, Inc. 2,414,290
1,640 Advance Auto Parts, Inc. 100,696
570,531 Amazon.com, Inc.
a
125,271,492
17,137 American Axle & Manufacturing
Holdings, Inc.
a
102,993
6,290 American Eagle Outfitters, Inc. 107,622
45,418 Aptiv plc
a
3,915,940
1,694 Aramark 65,050
422 Asbury Automotive Group, Inc.
a
103,158
666 Autoliv, Inc. 82,251
11,294 Bath & Body Works, Inc. 290,933
563 Booking Holdings, Inc. 3,039,789
6,128 Boot Barn Holdings, Inc.
a
1,015,532
18,107 BorgWarner, Inc. 795,984
676 Bright Horizons Family Solutions,
Inc.
a
73,393
232 Brinker International, Inc.
a
29,390
1,098 Buckle, Inc. 64,409
11,621 Build-A-Bear Workshop, Inc. 757,805
1,308 CarMax, Inc.
a
58,690
130,183 Carnival Corporation
a
3,763,591
183 Carvana Company
a
69,035
79 Cavco Industries, Inc.
a
45,878
7,523 Champion Homes, Inc.
a
574,532
5,705 Chewy, Inc.
a
230,767
5,459 Columbia Sportswear Company 285,506
7,071 Coursera, Inc.
a
82,801
1,340 Crocs, Inc.
a
111,957
6,920 D.R. Horton, Inc. 1,172,732
4,493 Dana, Inc. 90,040
225 Darden Restaurants, Inc. 42,831
7,135 Deckers Outdoor Corporation
a
723,275
305 Domino's Pizza, Inc. 131,672
73,397 DoorDash, Inc.
a
19,963,250
917 Dorman Products, Inc.
a
142,942
145 Dutch Bros, Inc.
a
7,589
1,780 eBay, Inc. 161,891
12,323 Etsy, Inc.
a
818,124
59,073 Expedia Group, Inc. 12,626,854
1,314 Five Below, Inc.
a
203,276
27,195 Ford Motor Company 325,252
4,546 Fox Factory Holding Corporation
a
110,422
11,921 Frontdoor, Inc.
a
802,164
10,108 Gap, Inc. 216,210
3,130 Garmin, Ltd. 770,669
4,860 Garrett Motion, Inc. 66,193
456 General Motors Company 27,802
16,161 Gentex Corporation 457,356
3,837 GigaCloud Technology, Inc.
a
108,971

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  26.7% Value
Consumer Discretionary  3.6% - continued
14,868 Goodyear Tire & Rubber
Company
a
$ 111,213
4,563 Grand Canyon Education, Inc.
a
1,001,670
190 Group 1 Automotive, Inc. 83,127
9,173 Hasbro, Inc. 695,772
28,303 Hilton Worldwide Holdings, Inc. 7,342,930
90,645 Home Depot, Inc. 36,728,448
5,659 Installed Building Products, Inc. 1,395,849
26,001 Laureate Education, Inc.
a
820,072
2,847 La-Z-Boy, Inc. 97,709
906 Lear Corporation 91,153
425 Lithia Motors, Inc. 134,300
5,969 Lowe's Companies, Inc. 1,500,069
523 Lululemon Athletica, Inc.
a
93,057
328 M/I Homes, Inc.
a
47,376
17,774 Mattel, Inc.
a
299,136
5,578 McDonald's Corporation 1,695,098
5,185 MGM Resorts International
a
179,712
8,088 Modine Manufacturing Company
a
1,149,790
2,432 Mohawk Industries, Inc.
a
313,533
2,205 Murphy USA, Inc. 856,113
3,607 National Vision Holdings, Inc.
a
105,288
124 NVR, Inc.
a
996,298
46,904 O'Reilly Automotive, Inc.
a
5,056,720
623 Planet Fitness, Inc.
a
64,667
2,583 Pool Corporation 800,911
505 PulteGroup, Inc. 66,726
1,436 Ralph Lauren Corporation 450,272
671 Red Rock Resorts, Inc. 40,971
36,169 Ross Stores, Inc. 5,511,794
27 Royal Caribbean Cruises, Ltd. 8,737
2,211 Service Corporation International/
US 183,999
9,699 SharkNinja, Inc.
a
1,000,452
5,595 Sonos, Inc.
a
88,401
45,180 Sony Group Corporation ADR 1,300,732
4,544 Stoneridge, Inc.
a
34,625
1,078 Strategic Education, Inc. 92,719
965 Tapestry, Inc. 109,257
560 Taylor Morrison Home Corporation
a
36,966
131,826 Tesla, Inc.
a
58,625,659
377 Texas Roadhouse, Inc. 62,639
1,206 Toll Brothers, Inc. 166,597
79 TopBuild Corporation
a
30,878
3,631 Travel + Leisure Company 216,008
921 Ulta Beauty, Inc.
a
503,557
137 United Parks & Resorts, Inc.
a
7,083
1,105 Universal Technical Institute, Inc.
a
35,968
452 Urban Outfitters, Inc.
a
32,286
2,402 Valvoline, Inc.
a
86,256
6,820 VF Corporation 98,413
4,351 Viking Holdings, Ltd.
a
270,458
1,257 Visteon Corporation 150,664
1,054 Wayfair, Inc.
a
94,154
9,137 Wingstop, Inc. 2,299,600
473 Winmark Corporation 235,445
26,049 Wyndham Hotels & Resorts, Inc. 2,081,315
8,757 Wynn Resorts, Ltd. 1,123,260
1,461 Yum! Brands, Inc. 222,072
Total 319,495,959
Consumer Staples  0.6%
4,402 Albertsons Companies, Inc. 77,079
9,547 Altria Group, Inc. 630,675
1,598 Archer-Daniels-Midland Company 95,465
Shares Common Stock  26.7% Value
Consumer Staples  0.6% - continued
1,353 BellRing Brands, Inc.
a
$ 49,182
14,592 BJ's Wholesale Club Holdings,
Inc.
a
1,360,704
3,305 Casey's General Stores, Inc. 1,868,383
2,869 Central Garden & Pet Company,
Class A
a
84,722
3,850 Church & Dwight Company, Inc. 337,375
23,510 Colgate-Palmolive Company 1,879,389
8,956 Conagra Brands, Inc. 163,984
1,355 Costco Wholesale Corporation 1,254,229
117,148 Coty, Inc.
a
473,278
3,143 Darling Ingredients, Inc.
a
97,024
517 e.l.f. Beauty, Inc.
a
68,492
1,278 Ingredion, Inc. 156,057
10,065 J & J Snack Foods Corporation 967,146
2,010 John B. Sanfilippo & Son, Inc. 129,203
67,229 Kenvue, Inc. 1,091,127
29,601 Keurig Dr Pepper, Inc. 755,122
1,447 Kimberly-Clark Corporation 179,920
532 Kraft Heinz Company 13,853
1,707 Kroger Company 115,069
5,849 Maplebear, Inc.
a
215,009
924 Marzetti Company 159,658
1,700 McCormick & Company, Inc. 113,747
12,995 Monster Beverage Corporation
a
874,693
15,778 Philip Morris International, Inc. 2,559,192
1,163 Primo Brands Corporation 25,702
32,999 Procter & Gamble Company 5,070,296
149 Sprouts Farmers Markets, Inc.
a
16,211
24,975 Sysco Corporation 2,056,441
1,368 Turning Point Brands, Inc. 135,240
1,528 Tyson Foods, Inc. 82,970
28,943 Unilever plc ADR 1,715,741
2,688 US Foods Holding Corporation
a
205,955
21,494 Vita Coco Company, Inc.
a
912,850
244,433 Walmart, Inc. 25,191,265
Total 51,182,448
Energy  0.5%
80,716 Antero Midstream Corporation 1,569,119
5,512 Antero Resources Corporation
a
184,983
5,092 APA Corporation 123,634
3,960 Archrock, Inc. 104,187
28,030 Baker Hughes Company 1,365,622
1,151 Cactus, Inc. 45,430
1,161 California Resources Corporation 61,742
9,534 Cheniere Energy, Inc. 2,240,299
4,233 Chevron Corporation 657,342
1,230 Chord Energy Corporation 122,225
5,872 Civitas Resources, Inc. 190,840
97,447 ConocoPhillips 9,217,512
78,098 Devon Energy Corporation 2,738,116
16,880 DHT Holdings, Inc. 201,716
2,902 DT Midstream, Inc. 328,100
53,474 Enterprise Products Partners, LP 1,672,132
22,498 EOG Resources, Inc. 2,522,476
2,182 EQT Corporation 118,766
4,963 Expand Energy Corporation 527,269
47,444 Exxon Mobil Corporation 5,349,311
2,953 Gulfport Energy Corporation
a
534,434
35,161 Halliburton Company 864,961
27,150 Hess Midstream, LP 938,032
2,943 HF Sinclair Corporation 154,037
64,045 Kinder Morgan, Inc. 1,813,114
2,738 Kodiak Gas Services, Inc. 101,224

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  26.7% Value
Energy  0.5% - continued
34,503 Kosmos Energy, Ltd.
a
$ 57,275
6,489 Marathon Petroleum Corporation 1,250,690
1,982 Matador Resources Company 89,051
1,658 Noble Corporation plc 46,888
1,139 Occidental Petroleum Corporation 53,818
4,152 Oceaneering International, Inc.
a
102,886
4,432 Oil States International, Inc.
a
26,858
3,113 ONEOK, Inc. 227,156
12,026 Ovintiv, Inc. 485,610
2,417 Par Pacific Holdings, Inc.
a
85,610
11,913 Permian Resources Corporation 152,486
774 Phillips 66 105,279
5,946 Range Resources Corporation 223,807
640 Ranger Energy Services, Inc. 8,986
6,697 Ring Energy, Inc.
a
7,300
9,960 Shell plc ADR 712,439
2,144 SM Energy Company 53,536
3,808 Talos Energy, Inc.
a
36,519
162 Targa Resources Corporation 27,141
47,068 TechnipFMC plc 1,856,833
361 Valero Energy Corporation 61,464
183 Weatherford International plc 12,523
44,474 Williams Companies, Inc. 2,817,428
Total 42,248,206
Financials  3.0%
494 1st Source Corporation 30,411
6,111 Affiliated Managers Group, Inc. 1,457,046
1,766 Affirm Holdings, Inc.
a
129,059
851 Aflac, Inc. 95,057
28,319 AGNC Investment Corporation 277,243
11,983 Allstate Corporation 2,572,151
17,482 Ally Financial, Inc. 685,294
29,914 Amalgamated Financial
Corporation 812,165
6,767 Amerant Bancorp, Inc. 130,400
41,673 American Express Company 13,842,104
13,802 American International Group, Inc. 1,084,009
18,226 Ameriprise Financial, Inc. 8,953,522
1,124 Ameris Bancorp 82,400
928 AMERISAFE, Inc. 40,684
4,996 Annaly Capital Management, Inc. 100,969
5,798 Arch Capital Group, Ltd. 526,053
9,234 Ares Management Corporation 1,476,424
3,613 Arthur J. Gallagher & Company 1,119,091
4,368 Artisan Partners Asset
Management, Inc. 189,571
39,933 Associated Banc-Corp 1,026,677
1,198 Assurant, Inc. 259,487
3,872 Atlantic Union Bankshares
Corporation 136,643
1,656 Axis Capital Holdings, Ltd. 158,645
134,235 Bank of America Corporation 6,925,184
2,081 Bank of N.T. Butterfield & Son, Ltd. 89,317
17,233 Bank of New York Mellon
Corporation 1,877,708
1,440 Bank OZK 73,411
1,904 BankFinancial Corporation 22,905
3,905 BankUnited, Inc. 149,015
2,452 Bar Harbor Bankshares 74,688
2,477 BCB Bancorp, Inc. 21,500
38,175 Beacon Financial Corporation 905,129
15,200 Berkshire Hathaway, Inc.
a
7,641,648
1,493 BlackRock, Inc. 1,740,644
1,869 Blackstone Mortgage Trust, Inc. 34,408
Shares Common Stock  26.7% Value
Financials  3.0% - continued
1,547 Block, Inc.
a
$ 111,802
13,642 Blue Owl Capital, Inc. 230,959
1,785 Bread Financial Holdings, Inc. 99,549
4,607 Bridgewater Bancshares, Inc.
a
81,083
2,487 Brown & Brown, Inc. 233,256
2,146 Burke & Herbert Financial Services
Corporation 132,387
3,356 Business First Bancshares, Inc. 79,235
13,174 Byline Bancorp, Inc. 365,315
567 C&F Financial Corporation 38,102
2,746 Cadence Bank 103,085
4,527 California BanCorp
a
75,510
285 Camden National Corporation 10,998
1,063 Capital City Bank Group, Inc. 44,423
13,273 Capital One Financial Corporation 2,821,574
14,472 Capitol Federal Financial, Inc. 91,897
1,474 Carlyle Group, Inc. 92,420
223 Cathay General Bancorp 10,706
7,484 Central Pacific Financial
Corporation 227,065
100,213 Charles Schwab Corporation 9,567,335
5,842 Chubb, Ltd. 1,648,905
1,183 Cincinnati Financial Corporation 187,032
15,165 Citigroup, Inc. 1,539,247
1,222 Citizens Financial Group, Inc. 64,962
3,460 Civista Bancshares, Inc. 70,273
2,813 CNB Financial Corporation 68,075
5,514 CNO Financial Group, Inc. 218,079
1,147 Coinbase Global, Inc.
a
387,101
3,317 Colony Bankcorp, Inc. 56,422
9,070 Columbia Banking System, Inc. 233,462
2,362 Comerica, Inc. 161,844
2,217 Commerce Bancshares, Inc. 132,488
195 Community Financial System, Inc. 11,435
10,722 Community Trust Bancorp, Inc. 599,896
1,004 Community West Bancshares 20,923
2,200 ConnectOne Bancorp, Inc. 54,582
990 Cullen/Frost Bankers, Inc. 125,502
327 Dave, Inc.
a
65,187
238 Diamond Hill Investment Group,
Inc. 33,322
2,541 Donnelley Financial Solutions, Inc.
a
130,684
4,711 Dynex Capital, Inc. 57,898
3,020 East West Bancorp, Inc. 321,479
1,678 Eastern Bankshares, Inc. 30,456
2,843 Enact Holdings, Inc. 109,001
7,557 Enova International, Inc.
a
869,735
1,658 Enterprise Financial Services
Corporation 96,131
2,626 Equitable Holdings, Inc. 133,348
805 Equity Bancshares, Inc. 32,764
4,992 Essent Group, Ltd. 317,292
910 Euronet Worldwide, Inc.
a
79,907
1,162 Evercore, Inc. 391,966
5,148 F.N.B. Corporation 82,934
3,164 Farmers National Banc
Corporation 45,593
767 Federal Agricultural Mortgage
Corporation 128,841
7,925 Federated Hermes, Inc. 411,545
1,305 Fidelity National Information
Services, Inc. 86,052
2,480 Fifth Third Bancorp 110,484
7,845 Financial Institutions, Inc. 213,384
4,352 First American Financial
Corporation 279,572

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  26.7% Value
Financials  3.0% - continued
5,894 First Bancorp/Puerto Rico $ 129,963
614 First Citizens BancShares, Inc./NC 1,098,544
6,791 First Financial Bancorp 171,473
1,294 First Financial Bankshares, Inc. 43,543
3,657 First Financial Corporation 206,401
702 First Hawaiian, Inc. 17,431
10,100 First Horizon Corporation 228,361
3,026 First Internet Bancorp 67,873
50 First Interstate BancSystem, Inc. 1,594
3,227 First Merchants Corporation 121,658
4,448 First Mid-Illinois Bancshares, Inc. 168,490
1,062 FirstCash Holdings, Inc. 168,242
12,692 Fiserv, Inc.
a
1,636,380
1,691 Flagstar Financial, Inc. 19,531
5,235 Flushing Financial Corporation 72,295
1,395 Flywire Corporation
a
18,888
6,279 Franklin Resources, Inc. 145,233
51,197 Fulton Financial Corporation 953,800
6,469 Genworth Financial, Inc.
a
57,574
24,717 Glacier Bancorp, Inc. 1,202,976
885 Global Life, Inc. 126,528
694 Global Payments, Inc. 57,658
9,864 Great Southern Bancorp, Inc. 604,170
144 Hamilton Lane, Inc. 19,410
1,016 Hancock Whitney Corporation 63,612
480 Hanover Insurance Group, Inc. 87,182
5,069 HarborOne Bancorp, Inc. 68,938
2,240 Hartford Insurance Group, Inc. 298,794
387 HBT Financial, Inc. 9,752
3,191 Heritage Financial Corporation 77,190
614 Home Bancorp, Inc. 33,356
2,529 Home BancShares, Inc. 71,571
8,730 Hometrust Bancshares, Inc. 357,406
8,708 Horizon Bancorp, Inc. 139,415
14,769 Houlihan Lokey, Inc. 3,032,371
4,866 Huntington Bancshares, Inc./OH 84,036
141 Independent Bank Corporation/MA 9,753
6,526 Independent Bank Corporation/MI 202,143
42,409 Intercontinental Exchange, Inc. 7,145,068
112,104 Invesco, Ltd. 2,571,666
119 Jack Henry & Associates, Inc. 17,723
1,355 Jackson Financial, Inc. 137,167
44,132 Janus Henderson Group plc 1,964,315
1,173 Jefferies Financial Group, Inc. 76,738
105,734 JPMorgan Chase & Company 33,351,676
12,008 Kearny Financial Corporation/MD 78,893
69,222 KeyCorp 1,293,759
3,239 Ladder Capital Corporation 35,337
5,750 Lazard, Inc. 303,485
3,548 LendingClub Corporation
a
53,894
4,489 Lincoln National Corporation 181,041
318 Loews Corporation 31,924
2,686 M&T Bank Corporation 530,807
816 MarketAxess Holdings, Inc. 142,188
2,410 Marsh & McLennan Companies,
Inc. 485,687
11,348 Mastercard, Inc. 6,454,856
2,633 Mercantile Bank Corporation 118,485
15,605 MetLife, Inc. 1,285,384
75,555 MGIC Investment Corporation 2,143,495
4,088 Midland States Bancorp, Inc. 70,068
23,037 MidWestOne Financial Group, Inc. 651,717
7,761 Moody's Corporation 3,697,961
1,161 Morningstar, Inc. 269,364
4,107 MSCI, Inc. 2,330,353
Shares Common Stock  26.7% Value
Financials  3.0% - continued
74,768 Nasdaq, Inc. $ 6,613,230
2,822 National Bank Holdings
Corporation 109,042
16,829 NMI Holdings, Inc.
a
645,224
3,283 Northeast Community Bancorp,
Inc. 67,531
11,839 Northern Trust Corporation 1,593,529
7,363 Northfield Bancorp, Inc. 86,883
61,575 Northwest Bancshares, Inc. 762,914
2,817 OceanFirst Financial Corporation 49,495
12,673 OFG Bancorp 551,149
53,877 Old National Bancorp 1,182,600
16,895 Old Republic International
Corporation 717,531
30,779 Old Second Bancorp, Inc. 532,015
16,074 OneMain Holdings, Inc. 907,538
2,279 Orange County Bancorp, Inc. 57,454
2,121 Origin Bancorp, Inc. 73,217
5,206 Orrstown Financial Services, Inc. 176,900
783 Palomar Holdings, Inc.
a
91,415
45 Park National Corporation 7,314
1,276 Paymentus Holdings, Inc.
a
39,046
1,864 PCB Bancorp 39,144
2,864 Peoples Bancorp, Inc./OH 85,891
1,110 Peoples Financial Services
Corporation 53,957
1,348 Pinnacle Financial Partners, Inc. 126,429
930 PNC Financial Services Group,
Inc. 186,865
8,622 Popular, Inc. 1,095,080
1,426 Principal Financial Group, Inc. 118,230
19,442 Progressive Corporation 4,801,202
1,364 Prosperity Bancshares, Inc. 90,501
40,873 Provident Financial Services, Inc. 788,031
1,491 Prudential Financial, Inc. 154,676
8,856 Radian Group, Inc. 320,764
2,804 Regions Financial Corporation 73,941
1,528 Reinsurance Group of America,
Inc. 293,575
332 RenaissanceRe Holdings, Ltd. 84,305
496 Renasant Corporation 18,297
2,993 Repay Holdings Corporation
a
15,653
21,125 Rithm Capital Corporation 240,614
12,881 RLI Corporation 840,099
104,291 Robinhood Markets, Inc.
a
14,932,385
10,963 S&P Global, Inc. 5,335,802
43,610 SEI Investments Company 3,700,309
452 ServisFirst Bancshares, Inc. 36,400
7,689 Shore Bancshares, Inc. 126,176
2,225 Sierra Bancorp 64,325
7,217 Simmons First National
Corporation 138,350
9,036 Sony Financial Group, Inc. ADR
a,b
50,103
1,559 Southern Missouri Bancorp, Inc. 81,941
2,035 SouthState Bank Corporation 201,200
1,767 Starwood Property Trust, Inc. 34,227
4,561 StepStone Group, Inc. 297,879
2,691 Stifel Financial Corporation 305,348
1,033 StoneX Group, Inc.
a
104,250
1,537 Synchrony Financial 109,204
4,223 Synovus Financial Corporation 207,265
1,303 Third Coast Bancshares, Inc.
a
49,475
16,903 Toast, Inc.
a
617,129
1,288 Tompkins Financial Corporation 85,278
3,886 Towne Bank/Portsmouth, VA 134,339
10,102 TPG RE Finance Trust, Inc. 86,473

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  26.7% Value
Financials  3.0% - continued
1,014 TPG, Inc. $ 58,254
13,600 Tradeweb Markets, Inc. 1,509,328
23,247 Triumph Financial, Inc.
a
1,163,280
14,032 Trustmark Corporation 555,667
4,001 U.S. Bancorp 193,368
1,309 UMB Financial Corporation 154,920
1,939 United Bankshares, Inc. 72,150
5,377 United Community Banks, Inc. 168,569
1,430 Unity Bancorp, Inc. 69,884
3,098 Univest Financial Corporation 93,002
4,874 Unum Group 379,100
6,145 Valley National Bancorp 65,137
2,822 Virtu Financial, Inc. 100,181
144,978 Visa, Inc. 49,492,590
830 WaFd, Inc. 25,141
2,990 Washington Trust Bancorp, Inc. 86,411
3,432 Webster Financial Corporation 203,998
82,444 Wells Fargo & Company 6,910,456
23,074 WesBanco, Inc. 736,753
1,762 Western Alliance Bancorp 152,801
21,430 Western Union Company 171,226
8 White Mountains Insurance Group,
Ltd. 13,372
230 Willis Towers Watson plc 79,454
2,062 Wintrust Financial Corporation 273,091
7,472 WisdomTree, Inc. 103,861
302 WSFS Financial Corporation 16,287
29,450 Zions Bancorp NA 1,666,281
Total 270,965,453
Health Care  2.2%
40,260 AbbVie, Inc. 9,321,800
62,376 ADMA Biologics, Inc.
a
914,432
48,868 Agilent Technologies, Inc. 6,272,208
1,183 Agios Pharmaceuticals, Inc.
a
47,486
112 Align Technology, Inc.
a
14,025
871 Alkermes plc
a
26,130
49,078 Amgen, Inc. 13,849,812
5,048 Amicus Therapeutics, Inc.
a
39,778
15,848 Amneal Pharmaceuticals, Inc.
a
158,638
8,610 ANI Pharmaceuticals, Inc.
a
788,676
1,610 Anika Therapeutics, Inc.
a
15,134
1,240 Argenx SE ADR
a
914,574
764 Artivion, Inc.
a
32,348
4,495 Aurinia Pharmaceuticals, Inc.
a
49,670
45,097 Avantor, Inc.
a
562,811
2,063 Azenta, Inc.
a
59,249
554 Becton, Dickinson and Company 103,692
14,329 Biogen, Inc.
a
2,007,206
1,412 Biohaven, Ltd.
a
21,194
9,475 BioMarin Pharmaceutical, Inc.
a
513,166
5,504 Bio-Techne Corporation 306,188
83,223 Boston Scientific Corporation
a
8,125,061
486 Bruker Corporation 15,790
442 Cardinal Health, Inc. 69,376
3,472 CareDx, Inc.
a
50,483
6,076 Caribou Biosciences, Inc.
a
14,157
2,827 Cencora, Inc. 883,522
2,167 Charles River Laboratories
International, Inc.
a
339,049
3,616 Cigna Group 1,042,312
50,145 Concentra Group Holdings Parent,
Inc. 1,049,535
6,866 Cooper Companies, Inc.
a
470,733
14,779 CorVel Corporation
a
1,144,190
Shares Common Stock  26.7% Value
Health Care  2.2% - continued
82,244 Danaher Corporation $ 16,305,695
6,076 Denali Therapeutics, Inc.
a
88,224
9,878 Dentsply Sirona, Inc. 125,352
25,092 Dexcom, Inc.
a
1,688,441
1,492 Doximity, Inc.
a
109,140
4,005 Dyne Therapeutics, Inc.
a
50,663
986 Edwards Lifesciences Corporation
a
76,681
20,471 Elanco Animal Health, Inc.
a
412,286
37,052 Eli Lilly & Company 28,270,676
5,821 Enanta Pharmaceuticals, Inc.
a
69,677
20,118 Encompass Health Corporation 2,555,388
7,568 Fate Therapeutics, Inc.
a
9,536
15,709 Fortrea Holdings, Inc.
a
132,270
1,305 GE HealthCare Technologies, Inc. 98,006
31,413 Gilead Sciences, Inc. 3,486,843
8,085 GoodRx Holdings, Inc.
a
34,200
12,939 Halozyme Therapeutics, Inc.
a
948,946
19,306 HealthEquity, Inc.
a
1,829,630
816 Henry Schein, Inc.
a
54,158
94 Hims & Hers Health, Inc.
a
5,332
8,381 IDEXX Laboratories, Inc.
a
5,354,537
5,392 Illumina, Inc.
a
512,078
12,590 Incyte Corporation
a
1,067,758
30,765 Indivior plc
a
741,744
765 Insmed, Inc.
a
110,168
4,944 Insulet Corporation
a
1,526,361
33,018 Intuitive Surgical, Inc.
a
14,766,640
1,703 Ionis Pharmaceuticals, Inc.
a
111,410
1,220 IQVIA Holding, Inc.
a
231,727
1,130 Jazz Pharmaceuticals, Inc.
a
148,934
67,359 Johnson & Johnson 12,489,706
10,072 Kura Oncology, Inc.
a
89,137
6,495 Labcorp Holdings, Inc. 1,864,455
4,599 Medpace Holdings, Inc.
a
2,364,622
96,555 Medtronic plc 9,195,898
29,208 Merck & Company, Inc. 2,451,427
13,684 Merit Medical Systems, Inc.
a
1,138,919
466 Mettler-Toledo International, Inc.
a
572,066
3,107 Myriad Genetics, Inc.
a
22,464
7,165 Natera, Inc.
a
1,153,350
7,935 Neurocrine Biosciences, Inc.
a
1,113,915
679 Option Care Health, Inc.
a
18,849
10,228 Organon & Company 109,235
9,889 Penumbra, Inc.
a
2,505,081
1,605 Perrigo Company plc 35,743
49,260 Pfizer, Inc. 1,255,145
1,129 Prestige Consumer Healthcare,
Inc.
a
70,450
4,696 Progyny, Inc.
a
101,058
3,538 Prothena Corporation plc
a
34,531
3,187 QIAGEN NV 142,395
805 Quest Diagnostics, Inc. 153,417
5,980 REGENXBIO, Inc.
a
57,707
14,912 Relay Therapeutics, Inc.
a
77,841
6,994 Repligen Corporation
a
934,888
185 ResMed, Inc. 50,640
83 Revvity, Inc. 7,275
200 Rigel Pharmaceuticals, Inc.
a
5,666
5,528 Rocket Pharmaceuticals, Inc.
a
18,021
36,921 Royalty Pharma plc 1,302,573
28,252 Sanofi SA ADR 1,333,494
826 SIGA Technologies, Inc. 7,558
2,003 Sotera Health Company
a
31,507
27,013 STERIS plc 6,684,097
26,304 Stevanato Group SPA 677,328

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  26.7% Value
Health Care  2.2% - continued
10,815 Stryker Corporation $ 3,997,981
134 Supernus Pharmaceuticals, Inc.
a
6,404
2,745 Teleflex, Inc. 335,878
8,528 Tenet Healthcare Corporation
a
1,731,525
7,960 Thermo Fisher Scientific, Inc. 3,860,759
32,319 Twist Bioscience Corporation
a
909,457
1,656 UFP Technologies, Inc.
a
330,538
549 United Therapeutics Corporation
a
230,146
5,145 UnitedHealth Group, Inc. 1,776,569
498 Universal Health Services, Inc. 101,811
2,003 Vaxcyte, Inc.
a
72,148
464 Veeva Systems, Inc.
a
138,230
15,464 Vericel Corporation
a
486,652
10,638 Vertex Pharmaceuticals, Inc.
a
4,166,266
51,814 Viatris, Inc. 512,959
745 Viemed Healthcare, Inc.
a
5,059
1,722 Viking Therapeutics, Inc.
a
45,254
26,570 Waystar Holding Corporation
a
1,007,534
3,768 West Pharmaceutical Services,
Inc. 988,459
6,156 Xencor, Inc.
a
72,210
2,747 Xenon Pharmaceuticals, Inc.
a
110,292
14,027 Zimmer Biomet Holdings, Inc. 1,381,660
Total 200,483,175
Industrials  2.1%
4,165 A.O. Smith Corporation 305,753
641 Acuity, Inc. 220,754
7,713 Advanced Drainage Systems, Inc. 1,069,793
2,350 AECOM 306,604
393 AGCO Corporation 42,079
883 Alaska Air Group, Inc.
a
43,956
2,466 Allegheny Technologies, Inc.
a
200,584
1,690 Allegion plc 299,722
2,491 Allison Transmission Holdings, Inc. 211,436
22,900 Amentum Holdings, Inc.
a
548,455
35,359 AMETEK, Inc. 6,647,492
3,493 API Group Corporation
a
120,054
372 Applied Industrial Technologies,
Inc. 97,111
1,356 Arcosa, Inc. 127,071
3,383 Armstrong World Industries, Inc. 663,102
18,454 Atmus Filtration Technologies, Inc. 832,091
20,956 Automatic Data Processing, Inc. 6,150,586
2,733 Axon Enterprise, Inc.
a
1,961,310
443 AZZ, Inc. 48,345
2,813 Badger Infrastructure Solutions,
Ltd. 124,065
22,306 Barrett Business Services, Inc. 988,602
3,619 Brady Corporation 282,391
148 Brink's Company 17,295
208 Broadridge Financial Solutions,
Inc. 49,539
21,967 BWX Technologies, Inc. 4,050,056
1,742 C.H. Robinson Worldwide, Inc. 230,641
9,036 Casella Waste Systems, Inc.
a
857,336
42,903 Caterpillar, Inc. 20,471,166
14,730 CECO Environmental Corporation
a
754,176
7,008 Clean Harbors, Inc.
a
1,627,398
108,257 CNH Industrial NV 1,174,588
1,330 Copart, Inc.
a
59,810
211 CSW Industrials, Inc. 51,220
205,783 CSX Corporation 7,307,354
744 Cummins, Inc. 314,243
3,301 Curtiss-Wright Corporation 1,792,245
Shares Common Stock  26.7% Value
Industrials  2.1% - continued
36,848 Delta Air Lines, Inc. $ 2,091,124
6,397 DNOW, Inc.
a
97,554
1,173 Donaldson Company, Inc. 96,010
184 Dycom Industries, Inc.
a
53,684
1,587 EMCOR Group, Inc. 1,030,820
2,766 Energy Recovery, Inc.
a
42,652
29,781 Enerpac Tool Group Corporation 1,221,021
1,976 EnerSys 223,209
8,130 EnPro, Inc. 1,837,380
34,120 ExlService Holdings, Inc.
a
1,502,304
2,200 Expeditors International of
Washington, Inc. 269,698
373,036 Fastenal Company 18,293,685
9,470 Federal Signal Corporation 1,126,835
8,588 Ferguson Enterprises, Inc. 1,928,693
23,803 Flowserve Corporation 1,264,891
3,100 Fortive Corporation 151,869
2,024 Fortune Brands Innovations, Inc. 108,061
40,471 Gates Industrial Corporation plc
a
1,004,490
745 Generac Holdings, Inc.
a
124,713
6,817 General Dynamics Corporation 2,324,597
13,204 General Electric Company 3,972,027
494 Gorman-Rupp Company 22,927
10,547 Graco, Inc. 896,073
18,945 Great Lakes Dredge & Dock
Corporation
a
227,151
3,147 Helios Technologies, Inc. 164,053
20,413 Hexcel Corporation 1,279,895
1,473 HNI Corporation 69,010
7,560 Honeywell International, Inc. 1,591,380
12,287 Howmet Aerospace, Inc. 2,411,078
4,665 Hudson Technologies, Inc.
a
46,323
7,514 Huron Consulting Group, Inc.
a
1,102,830
152 ICF International, Inc. 14,106
954 IDEX Corporation 155,273
261 IES Holdings, Inc.
a
103,787
1,878 Ingersoll Rand, Inc. 155,160
455 Insteel Industries, Inc. 17,445
3,602 ITT Corporation 643,894
8,617 Jacobs Solutions, Inc. 1,291,344
6,221 JB Hunt Transport Services, Inc. 834,672
5,662 Johnson Controls International plc 622,537
2,022 Kirby Corporation
a
168,736
3,024 Knight-Swift Transportation
Holdings, Inc. 119,478
1,575 Korn Ferry 110,218
6,222 L3Harris Technologies, Inc. 1,900,261
2,423 Legalzoom.com, Inc.
a
25,151
1,966 Leidos Holdings, Inc. 371,495
9,903 Limbach Holdings, Inc.
a
961,779
1,207 Lincoln Electric Holdings, Inc. 284,647
5,349 Lyft, Inc.
a
117,731
36,163 Masco Corporation 2,545,514
379 MasTec, Inc.
a
80,655
69,512 Masterbrand, Inc.
a
915,473
798 Maximus, Inc. 72,913
4,665 McGrath RentCorp 547,205
1,778 Middleby Corporation
a
236,350
6,511 Moog, Inc. 1,352,139
34,811 Mueller Water Products, Inc. 888,377
5,108 NEXTracker, Inc.
a
377,941
54 Nordson Corporation 12,255
20,911 nVent Electric plc 2,062,661
8,718 Old Dominion Freight Line, Inc. 1,227,320
1,045 Oshkosh Corporation 135,537

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  26.7% Value
Industrials  2.1% - continued
12,500 Otis Worldwide Corporation $ 1,142,875
27,649 Parker-Hannifin Corporation 20,962,089
189 Paylocity Holding Corporation
a
30,102
6,707 Pentair plc 742,867
957 Pitney Bowes, Inc. 10,919
298 Primoris Services Corporation 40,924
872 Quanta Services, Inc. 361,374
3,183 RBC Bearings, Inc.
a
1,242,293
403 Regal Rexnord Corporation 57,806
8,408 Republic Services, Inc. 1,929,468
6,408 Rockwell Automation, Inc. 2,239,788
131 Ryder System, Inc. 24,712
1,165 Schneider National, Inc. 24,651
4,365 Sensata Technologies Holding plc 133,351
14,272 Shoals Technologies Group, Inc.
a
105,756
760 SkyWest, Inc.
a
76,471
7,606 Southwest Airlines Company 242,707
634 SPX Technologies, Inc.
a
118,419
1,180 SS&C Technologies Holdings, Inc. 104,737
4,431 Stanley Black & Decker, Inc. 329,356
2,290 Sterling Construction Company,
Inc.
a
777,867
1,740 Textron, Inc. 147,013
4,348 Timken Company 326,883
2,009 Toro Company 153,086
3,096 Trane Technologies plc 1,306,388
15,186 TransUnion 1,272,283
1,822 Trex Company, Inc.
a
94,143
2,824 Trinity Industries, Inc. 79,185
156,486 Uber Technologies, Inc.
a
15,330,933
1,033 UFP Industries, Inc. 96,575
1,032 UL Solutions, Inc. 73,128
926 UniFirst Corporation/MA 154,818
11,344 Union Pacific Corporation 2,681,381
2,754 United Airlines Holdings, Inc.
a
265,761
9,132 United Parcel Service, Inc. 762,796
710 United Rentals, Inc. 677,809
4,025 Upwork, Inc.
a
74,744
6,909 Veralto Corporation 736,568
15,534 Verisk Analytics, Inc. 3,906,956
4,355 Verra Mobility Corporation
a
107,569
1,037 Wabtec Corporation 207,887
6,165 Waste Connections, Inc. 1,083,807
5,585 Waste Management, Inc. 1,233,336
2,010 Watsco, Inc. 812,643
217 WESCO International, Inc. 45,896
2,143 Xylem, Inc. 316,093
4,166 Zurn Elkay Water Solutions
Corporation 195,927
Total 187,818,654
Information Technology  9.9%
8,747 Adobe, Inc.
a
3,085,504
32,887 Advanced Micro Devices, Inc.
a
5,320,788
9,759 Agilysys, Inc.
a
1,027,135
1,804 Ambarella, Inc.
a
148,866
5,697 Amkor Technology, Inc. 161,795
98,659 Amphenol Corporation 12,209,051
13,325 Analog Devices, Inc. 3,273,952
539,105 Apple, Inc. 137,272,306
6,214 Applied Materials, Inc. 1,272,254
16,423 AppLovin Corporation
a
11,800,582
51,476 Arista Networks, Inc.
a
7,500,568
518 Arrow Electronics, Inc.
a
62,678
629 Astera Labs, Inc.
a
123,158
Shares Common Stock  26.7% Value
Information Technology  9.9% - continued
239 Atlassian Corporation
a
$ 38,168
28,579 Autodesk, Inc.
a
9,078,691
1,235 Avnet, Inc. 64,566
7,033 Bel Fuse, Inc. 991,794
466 BILL Holdings, Inc.
a
24,684
13,322 BlackLine, Inc.
a
707,398
212,965 Broadcom, Inc. 70,259,283
7,333 Cadence Design Systems, Inc.
a
2,575,790
284 Calix, Inc.
a
17,429
56,346 CDW Corporation 8,974,791
1,286 Ciena Corporation
a
187,332
2,315 Cirrus Logic, Inc.
a
290,046
143,144 Cisco Systems, Inc. 9,793,912
20,516 Cognex Corporation 929,375
1,507 Cognizant Technology Solutions
Corporation 101,074
6,779 Coherent Corporation
a
730,234
6,822 CommScope Holding Company,
Inc.
a
105,605
899 CommVault Systems, Inc.
a
169,713
11,648 CompoSecure, Inc. 242,511
2,933 Corning, Inc. 240,594
2,454 Crane NXT Company 164,590
185 Credo Technology Group Holding,
Ltd.
a
26,938
170 CTS Corporation 6,790
3,071 CyberArk Software, Ltd.
a
1,483,754
2,217 Datadog, Inc.
a
315,701
10,078 Descartes Systems Group, Inc.
a
949,650
24,017 DigitalOcean Holdings, Inc.
a
820,421
4,600 DocuSign, Inc.
a
331,614
3,461 Dolby Laboratories, Inc. 250,473
93,790 Dropbox, Inc.
a
2,833,396
29,559 Dynatrace Holdings, LLC
a
1,432,134
3,584 Enphase Energy, Inc.
a
126,838
474 EPAM Systems, Inc.
a
71,474
1,449 F5, Inc.
a
468,302
2,969 Fabrinet
a
1,082,557
400 First Solar, Inc.
a
88,212
16,874 Flex, Ltd.
a
978,186
24,410 Fortinet, Inc.
a
2,052,393
2,890 Gen Digital, Inc. 82,047
30,700 Gitlab, Inc.
a
1,383,956
11,302 Guidewire Software, Inc.
a
2,597,878
10,186 Hewlett Packard Enterprise
Company 250,168
2,866 HubSpot, Inc.
a
1,340,715
28,710 I3 Verticals, Inc.
a
931,927
4,665 Impinj, Inc.
a
843,199
305 Intapp, Inc.
a
12,474
57,751 International Business Machines
Corporation 16,295,022
914 IPG Photonics Corporation
a
72,380
882 Itron, Inc.
a
109,862
53,833 JFrog, Ltd.
a
2,547,916
8,994 Keysight Technologies, Inc.
a
1,573,230
2,134 KLA Corporation 2,301,732
4,386 Knowles Corporation
a
102,238
38,486 Lam Research Corporation 5,153,275
20,330 Lattice Semiconductor
Corporation
a
1,490,596
488 Littelfuse, Inc. 126,397
235 MACOM Technology Solutions
Holdings, Inc.
a
29,255
131 Manhattan Associates, Inc.
a
26,852
14,696 Marvell Technology, Inc. 1,235,493

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  26.7% Value
Information Technology  9.9% - continued
1,866 Microchip Technology, Inc. $ 119,835
54,984 Micron Technology, Inc. 9,199,923
325,015 Microsoft Corporation 168,341,519
787 Mirion Technologies, Inc.
a
18,306
2,038 MKS, Inc. 252,243
1,016 Monday.com, Ltd.
a
196,789
2,470 Monolithic Power Systems, Inc. 2,273,981
13,593 Motorola Solutions, Inc. 6,215,943
9,502 Napco Security Technologies, Inc. 408,111
1,829 NetApp, Inc. 216,663
43,052 Nokia Oyj ADR 207,080
1,121,229 NVIDIA Corporation 209,198,907
4,712 NXP Semiconductors NV 1,073,064
1,482 ON Semiconductor Corporation
a
73,077
10,679 Onto Innovation, Inc.
a
1,379,940
73,491 Oracle Corporation 20,668,609
114,534 Palantir Technologies, Inc.
a
20,893,292
17,751 Pegasystems, Inc. 1,020,682
545 Plexus Corporation
a
78,856
459 Procore Technologies, Inc.
a
33,470
9,284 PTC, Inc.
a
1,884,838
450 Q2 Holdings, Inc.
a
32,575
7,462 Qorvo, Inc.
a
679,639
24,457 Qualcomm, Inc. 4,068,667
12,955 Salesforce, Inc. 3,070,335
37,839 Samsung Electronics Company,
Ltd. 2,268,460
40,700 SAP SE ADR 10,875,447
32,539 ServiceNow, Inc.
a
29,944,991
6,221 Silicon Laboratories, Inc.
a
815,760
5,309 Skyworks Solutions, Inc. 408,687
71,732 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 20,034,030
13,655 TD SYNNEX Corporation 2,236,006
3,102 TE Connectivity plc 680,982
835 Teledyne Technologies, Inc.
a
489,343
1,939 Tenable Holdings, Inc.
a
56,541
2,882 Teradyne, Inc. 396,678
4,638 Texas Instruments, Inc. 852,140
28,726 Trimble, Inc.
a
2,345,478
17,417 TTM Technologies, Inc.
a
1,003,219
147 Twilio, Inc.
a
14,713
2,943 Tyler Technologies, Inc.
a
1,539,660
4,189 Unity Software, Inc.
a
167,728
2,467 Varonis Systems, Inc.
a
141,778
9,052 VeriSign, Inc. 2,530,668
53,859 Vontier Corporation 2,260,462
107,389 Weave Communications, Inc.
a
717,359
30,929 Western Digital Corporation 3,713,336
1,136 Zebra Technologies Corporation
a
337,574
32,621 Zoom Communications, Inc.
a
2,691,233
306 Zscaler, Inc.
a
91,696
Total 878,991,975
Materials  0.5%
2,213 Albemarle Corporation 179,430
5,097 Alcoa Corporation 167,640
63,077 Amcor plc 515,970
1,612 AptarGroup, Inc. 215,460
852 Avery Dennison Corporation 138,169
5,295 Avient Corporation 174,470
30,675 Axalta Coating Systems, Ltd.
a
877,918
1,059 Balchem Corporation 158,914
3,913 Ball Corporation 197,293
Shares Common Stock  26.7% Value
Materials  0.5% - continued
23,478 CF Industries Holdings, Inc. $ 2,105,977
13,157 Coeur Mining, Inc.
a
246,825
1,302 Commercial Metals Company 74,579
31,207 Constellium SE
a
464,360
4,541 Corteva, Inc. 307,108
28,947 Crown Holdings, Inc. 2,795,991
18,385 DuPont de Nemours, Inc. 1,432,191
8,651 Eastman Chemical Company 545,446
23,043 Ecolab, Inc. 6,310,556
18,393 Element Solutions, Inc. 462,952
1,353 FMC Corporation 45,501
150,322 Freeport-McMoRan, Inc. 5,895,629
2,688 Greif, Inc. 160,635
29,562 Hecla Mining Company 357,700
9,061 Huntsman Corporation 81,368
1,855 Ingevity Corporation
a
102,377
739 International Flavors & Fragrances,
Inc. 45,478
14,118 Ivanhoe Mines, Ltd.
a
149,732
2,356 Kaiser Aluminum Corporation 181,789
333 Knife River Corporation
a
25,598
1,800 Koppers Holdings, Inc. 50,400
15,333 Linde plc 7,283,175
2,087 Martin Marietta Materials, Inc. 1,315,394
1,698 Minerals Technologies, Inc. 105,480
15,431 Mosaic Company 535,147
891 MP Materials Corporation
a,c
59,759
67 NewMarket Corporation 55,490
17,195 Newmont Corporation 1,449,710
13,411 Nucor Corporation 1,816,252
3,378 O-I Glass, Inc.
a
43,813
26,563 Olin Corporation 663,809
8,124 Packaging Corporation of America 1,770,463
2,098 PPG Industries, Inc. 220,521
149 Reliance, Inc. 41,844
1,545 Royal Gold, Inc. 309,896
5,241 RPM International, Inc. 617,809
1,938 Scotts Miracle-Gro Company 110,369
3,620 Sealed Air Corporation 127,967
269 Sensient Technologies Corporation 25,246
4,702 Sonoco Products Company 202,609
4,516 Steel Dynamics, Inc. 629,666
1,007 Stepan Company 48,034
16,693 Tronox Holdings plc 67,106
7,372 Vulcan Materials Company 2,267,775
1,781 West Fraser Timber Company, Ltd. 121,072
Total 44,355,862
Real Estate  0.4%
569 Agree Realty Corporation 40,422
1,621 Alexandria Real Estate Equities,
Inc. 135,094
1,043 Alpine Income Property Trust, Inc. 14,779
2,460 AvalonBay Communities, Inc. 475,198
17,933 Brixmor Property Group, Inc. 496,385
88,287 Broadstone Net Lease, Inc. 1,577,689
2,581 CareTrust REIT, Inc. 89,509
1,101 CBL & Associates Properties, Inc. 33,669
25,657 CBRE Group, Inc.
a
4,042,517
8,279 Chatham Lodging Trust 55,552
6,443 Colliers International Group, Inc. 1,006,461
3,376 Compass, Inc.
a
27,109
18,767 CoStar Group, Inc.
a
1,583,372
7,879 Cousins Properties, Inc. 228,018
17,826 Crown Castle, Inc. 1,720,031

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  26.7% Value
Real Estate  0.4% - continued
5,795 Curbline Properties Corporation $ 129,229
5,933 Cushman and Wakefield plc
a
94,453
823 Digital Realty Trust, Inc. 142,280
21,610 Easterly Government Properties,
Inc. 495,517
22,255 EPR Properties 1,291,013
160,176 Essential Properties Realty Trust,
Inc. 4,766,838
778 Essex Property Trust, Inc. 208,240
1,918 Extra Space Storage, Inc. 270,323
997 Federal Realty Investment Trust 101,006
11,775 First Industrial Realty Trust, Inc. 606,059
2,686 Getty Realty Corporation 72,065
1,075 Global Net Lease, Inc. 8,740
63,967 Healthcare Realty Trust, Inc. 1,153,325
126,203 Host Hotels & Resorts, Inc. 2,147,975
684 Howard Hughes Holdings, Inc.
a
56,204
13,661 Independence Realty Trust, Inc. 223,904
42,310 Industrial Logistics Properties Trust 246,667
20,484 Innovative Industrial Properties,
Inc. 1,097,533
12,387 InvenTrust Properties Corporation 354,516
735 Iron Mountain, Inc. 74,926
897 Jones Lang LaSalle, Inc.
a
267,557
2,857 Kimco Realty Corporation 62,425
183 Lamar Advertising Company 22,403
74,930 Millrose Properties, Inc. 2,518,397
96 National Health Investors, Inc. 7,632
24,268 National Storage Affiliates Trust 733,379
6,865 NetSTREIT Corporation 123,982
804 NNN REIT, Inc. 34,226
57,970 Outfront Media, Inc. 1,062,010
13,102 Park Hotels & Resorts, Inc. 145,170
4,538 Peakstone Realty Trust 59,539
29,939 Pebblebrook Hotel Trust 341,005
2,748 Postal Realty Trust, Inc. 43,116
859 RE/MAX Holdings, Inc.
a
8,100
1,101 Regency Centers Corporation 80,263
2,395 Rexford Industrial Realty, Inc. 98,458
14,708 RLJ Lodging Trust 105,898
1,620 RMR Group, Inc. 25,483
773 Ryman Hospitality Properties 69,253
123,910 Sabra Health Care REIT, Inc. 2,309,682
9,150 Safehold, Inc. 141,734
1,316 SBA Communications Corporation 254,449
20,920 Sila Realty Trust, Inc. 525,092
169 Simon Property Group, Inc. 31,716
12,172 STAG Industrial, Inc. 429,550
12,193 Summit Hotel Properties, Inc. 66,940
83,671 Tanger, Inc. 2,831,427
11,943 Terreno Realty Corporation 677,765
2,799 VICI Properties, Inc. 91,275
22,685 Xenia Hotels & Resorts, Inc. 311,238
3,286 Zillow Group, Inc., Class A
a
244,610
3,231 Zillow Group, Inc., Class C
a
248,949
Total 39,039,341
Utilities  0.4%
177,226 AES Corporation 2,332,294
4,100 Alliant Energy Corporation 276,381
2,779 American States Water Company 203,756
1,824 American Water Works Company,
Inc. 253,883
751 Artesian Resources Corporation 24,479
971 Avista Corporation 36,713
Shares Common Stock  26.7% Value
Utilities  0.4% - continued
8,613 Black Hills Corporation $ 530,475
30,494 Brookfield Infrastructure
Corporation 1,253,913
466 California Water Service Group 21,385
7,808 CenterPoint Energy, Inc. 302,950
10,133 Clearway Energy, Inc., Class A 272,882
11,034 Clearway Energy, Inc., Class C 311,710
120 Consolidated Edison, Inc. 12,062
4,708 Constellation Energy Corporation 1,549,262
16,957 Duke Energy Corporation 2,098,429
74,083 Edison International 4,095,308
27,297 Entergy Corporation 2,543,807
5,384 Essential Utilities, Inc. 214,822
12,903 Evergy, Inc. 980,886
4,079 Eversource Energy 290,180
6,391 Exelon Corporation 287,659
2,950 FirstEnergy Corporation 135,169
4,562 MDU Resources Group, Inc. 81,249
1,343 Middlesex Water Company 72,683
7,758 New Jersey Resources
Corporation 373,548
6,884 NiSource, Inc. 298,077
991 Northwestern Energy Group, Inc. 58,083
639 Otter Tail Corporation 52,379
163,688 PG&E Corporation 2,468,415
898 Pinnacle West Capital Corporation 80,515
93,581 Portland General Electric
Company 4,117,564
1,334 Spire, Inc. 108,748
197,056 UGI Corporation 6,554,083
1,191 Unitil Corporation 57,001
13,899 Vistra Energy Corporation 2,723,092
20,065 XPLR Infrastructure, LP 204,061
Total 35,277,903
Total Common Stock
(cost $1,462,990,721) 2,380,251,973
Principal
Amount Long-Term Fixed Income 18.6% Value
Asset-Backed Securities  0.5%
Access Group, Inc.
$ 60,388
4.971%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
d,e
60,369
ALLO Issuer, LLC
2,600,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
d
2,638,155
Balboa Bay Loan Funding, Ltd.
2,000,000
6.276%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
d,e
1,999,976
1,750,000
6.576%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
d,e
1,750,992
Barings CLO, Ltd.
2,150,000
6.229%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
d,e
2,149,925
CarVal CLO I, Ltd.
1,700,000
6.168%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
d,e
1,701,401

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.6% Value
Asset-Backed Securities  0.5% - continued
CMFT Net Lease Master Issuer,
LLC
$ 1,699,926
2.090%,  7/20/2051, Ser.
2021-1, Class A1
d
$ 1,569,414
Commonbond Student Loan Trust
85,995
4.772%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
d,e
84,981
Foundation Finance Trust
617,339
1.270%,  5/15/2041, Ser.
2021-1A, Class A
d
586,291
Goodgreen
1,601,507
3.860%,  10/15/2054, Ser.
2019-1A, Class A
d
1,461,055
Hertz Vehicle Financing III, LLC
1,350,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
d
1,364,156
Hotwire Funding, LLC
2,200,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
d
2,237,217
HTAP Issuer Trust
1,632,213
6.500%,  4/25/2042, Ser.
2024-2, Class A
d
1,627,633
Laurel Road Prime Student Loan
Trust
746,735
5.970%,  11/25/2043, Ser.
2018-D, Class A
d,e
712,140
LCM 41, Ltd.
1,000,000
6.318%,  (TSFR3M +
2.000%), 4/15/2036, Ser. 41A,
Class CR
d,e
1,001,754
MFA Trust
1,454,703
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
f
1,456,473
National Collegiate Trust
423,188
4.890%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
d,e
414,122
Oak Street Investment
1,994,063
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
d
1,903,753
Palmer Square Loan Funding, Ltd.
1,300,000
5.811%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
d,e
1,288,992
PRET, LLC
2,972,829
5.835%,  3/25/2055, Ser.
2025-NPL2, Class A1
d,f
2,985,165
1,247,674
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
d,f
1,256,464
PRPM, LLC
1,969,082
5.729%,  7/25/2030, Ser.
2025-5, Class A1
d,f
1,970,929
Renaissance Home Equity Loan
Trust
3,418,210
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
f
1,079,786
Saxon Asset Securities Trust
1,204,049
3.030%,  8/25/2035, Ser.
2004-2, Class MF2
e
1,081,955
Sunnova Hestia II Issuer, LLC
1,596,236
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
d,g
1,598,072
Principal
Amount Long-Term Fixed Income  18.6% Value
Asset-Backed Securities  0.5% - continued
Unlock HEA Trust
$ 1,477,635
7.000%,  4/25/2039, Ser.
2024-1, Class A
d
$ 1,481,268
1,843,973
6.500%,  10/25/2039, Ser.
2024-2, Class A
d
1,840,619
Vericrest Opportunity Loan
Transferee
983,333
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
d
982,517
1,046,253
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
d,f
1,041,983
Wind River CLO, Ltd.
473,992
6.587%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
d,e
474,005
Total 41,801,562
Basic Materials  0.1%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
278,000 8.625%,  6/15/2029
d
294,273
Alumina, Pty. Ltd.
300,000 6.125%,  3/15/2030
d
306,809
Avient Corporation
283,000 6.250%,  11/1/2031
d
287,393
Axalta Coating Systems Dutch
Holding B BV
230,000 7.250%,  2/15/2031
d
240,631
Cascades, Inc./Cascades USA,
Inc.
308,000 6.750%,  7/15/2030
d
313,698
Celanese US Holdings, LLC
232,000 6.850%,  11/15/2028 240,754
131,000 6.500%,  4/15/2030
c
131,857
159,000 6.629%,  7/15/2032 162,468
218,000 6.750%,  4/15/2033
c
217,080
Cerdia Finanz GmbH
323,000 9.375%,  10/3/2031
d
341,976
Chemours Company
452,000 5.750%,  11/15/2028
d
440,869
Cleveland-Cliffs, Inc.
290,000 4.625%,  3/1/2029
d
279,403
219,000 6.875%,  11/1/2029
d
223,175
350,000 4.875%,  3/1/2031
c,d
326,760
129,000 7.375%,  5/1/2033
d
131,692
162,000 6.250%,  10/1/2040
c
137,780
Consolidated Energy Finance SA
640,000 5.625%,  10/15/2028
d
533,115
CVR Partners, LP/CVR Nitrogen
Finance Corporation
329,000 6.125%,  6/15/2028
d
328,467
Eastman Chemical Company
590,000 5.000%,  8/1/2029 600,837
First Quantum Minerals, Ltd.
132,000 9.375%,  3/1/2029
d
139,897
162,000 8.625%,  6/1/2031
d
170,224
Fortescue Treasury, Pty. Ltd.
101,000 4.500%,  9/15/2027
d
100,539
162,000 5.875%,  4/15/2030
d
166,030
168,000 6.125%,  4/15/2032
d
173,603
Glencore Funding, LLC
892,000 4.907%,  4/1/2028
d
906,046

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.6% Value
Basic Materials  0.1% - continued
Hecla Mining Company
$ 122,000 7.250%,  2/15/2028 $ 123,103
INEOS Finance plc
488,000 7.500%,  4/15/2029
c,d
474,774
Magnera Corporation
525,000 7.250%,  11/15/2031
d
494,015
Mercer International, Inc.
95,000 12.875%,  10/1/2028
d
86,455
192,000 5.125%,  2/1/2029
c
141,526
Methanex Corporation
160,000 5.250%,  12/15/2029
c
159,764
96,000 5.650%,  12/1/2044 81,965
Methanex US Operations, Inc.
173,000 6.250%,  3/15/2032
d
176,022
Mineral Resources, Ltd.
264,000 9.250%,  10/1/2028
d
276,622
114,000 8.500%,  5/1/2030
c,d
118,577
71,000 7.000%,  4/1/2031
d,h
71,918
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
227,000 5.350%,  3/15/2034 236,769
Novelis Corporation
171,000 4.750%,  1/30/2030
d
164,958
200,000 3.875%,  8/15/2031
d
182,338
Olin Corporation
183,000 6.625%,  4/1/2033
d
183,944
Qnity Electronics, Inc.
442,000 5.750%,  8/15/2032
d
445,371
Smurfit Kappa Treasury, ULC
627,000 5.777%,  4/3/2054 639,362
SNF Group SACA
508,000 3.375%,  3/15/2030
d
471,595
Solstice Advanced Materials, Inc.
177,000 5.625%,  9/30/2033
d
177,585
Steel Dynamics, Inc.
293,000 5.250%,  5/15/2035 299,393
SunCoke Energy, Inc.
544,000 4.875%,  6/30/2029
d
508,439
Taseko Mines, Ltd.
332,000 8.250%,  5/1/2030
d
351,636
Total 13,061,507
Capital Goods  0.3%
Advanced Drainage Systems, Inc.
333,000 6.375%,  6/15/2030
d
338,898
AECOM
352,000 6.000%,  8/1/2033
d
359,881
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
175,000 7.000%,  5/21/2030
d
181,003
Amrize Finance US, LLC
384,000 5.400%,  4/7/2035
d
395,573
Amsted Industries, Inc.
373,000 6.375%,  3/15/2033
d
382,840
ATI, Inc.
265,000 7.250%,  8/15/2030 278,167
Axon Enterprise, Inc.
161,000 6.125%,  3/15/2030
d
165,351
161,000 6.250%,  3/15/2033
d
165,717
BAE Systems plc
250,000 5.500%,  3/26/2054
d
253,515
300,000 5.250%,  3/26/2031
d
311,089
Principal
Amount Long-Term Fixed Income  18.6% Value
Capital Goods  0.3% - continued
Ball Corporation
$ 201,000 3.125%,  9/15/2031 $ 182,467
Boeing Company
438,000 5.040%,  5/1/2027 442,692
377,000 6.259%,  5/1/2027 387,902
444,000 6.388%,  5/1/2031 483,567
733,000 5.705%,  5/1/2040 747,940
Bombardier, Inc.
127,000 6.000%,  2/15/2028
d
127,321
159,000 7.250%,  7/1/2031
d
168,545
465,000 7.000%,  6/1/2032
d
486,010
89,000 6.750%,  6/15/2033
d
92,877
180,000 7.450%,  5/1/2034
d
198,806
Brundage-Bone Concrete
Pumping Holdings, Inc.
372,000 7.500%,  2/1/2032
d
375,849
Builders FirstSource, Inc.
330,000 5.000%,  3/1/2030
d
326,645
81,000 6.375%,  3/1/2034
d
83,439
175,000 6.750%,  5/15/2035
d
182,723
Canpack SA/Canpack US, LLC
408,000 3.875%,  11/15/2029
d
382,865
Chart Industries, Inc.
192,000 7.500%,  1/1/2030
d
199,821
Clean Harbors, Inc.
159,000 6.375%,  2/1/2031
d
162,821
Clydesdale Acquisition Holdings,
Inc.
68,000 6.625%,  4/15/2029
d
68,775
313,000 6.875%,  1/15/2030
d
321,078
79,000 8.750%,  4/15/2030
d
81,152
174,000 6.750%,  4/15/2032
d
178,500
Crown Cork & Seal Company, Inc.
236,000 7.375%,  12/15/2026 243,365
Eaton Capital, ULC
325,000 4.450%,  5/9/2030 328,369
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
510,000 6.625%,  12/15/2030
d
524,254
ESAB Corporation
132,000 6.250%,  4/15/2029
d
135,604
General Dynamics Corporation
100,000 4.950%,  8/15/2035 101,868
GFL Environmental, Inc.
415,000 4.000%,  8/1/2028
d
405,156
Herc Holdings, Inc.
105,000 5.500%,  7/15/2027
d
104,737
265,000 6.625%,  6/15/2029
d
272,288
222,000 7.000%,  6/15/2030
d
230,597
160,000 7.250%,  6/15/2033
d
167,024
Ingersoll Rand, Inc.
151,000 5.700%,  8/14/2033 160,411
Lockheed Martin Corporation
374,000 6.150%,  9/1/2036 414,885
Martin Marietta Materials, Inc.
326,000 5.150%,  12/1/2034 332,699
Mueller Water Products, Inc.
286,000 4.000%,  6/15/2029
d
275,415
Nesco Holdings II, Inc.
136,000 5.500%,  4/15/2029
d
133,190
New Enterprise Stone and Lime
Company, Inc.
387,000 5.250%,  7/15/2028
d
383,429

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.6% Value
Capital Goods  0.3% - continued
Nordson Corporation
$ 615,000 5.600%,  9/15/2028 $ 636,651
Northrop Grumman Corporation
1,225,000 3.850%,  4/15/2045 996,182
OI European Group BV
352,000 4.750%,  2/15/2030
d
335,913
Owens-Brockway Glass Container,
Inc.
272,000 6.625%,  5/13/2027
d
271,497
133,000 7.375%,  6/1/2032
c,d
134,288
Quikrete Holdings, Inc.
652,000 6.375%,  3/1/2032
d
675,370
QXO Building Products, Inc.
263,000 6.750%,  4/30/2032
d
272,309
Regal Rexnord Corporation
770,000 6.050%,  2/15/2026 773,727
Resideo Funding, Inc.
340,000 6.500%,  7/15/2032
d
348,468
Reworld Holding Corporation
276,000 4.875%,  12/1/2029
d
259,569
Roller Bearing Company of
America, Inc.
161,000 4.375%,  10/15/2029
d
156,371
RTX Corporation
201,000 6.400%,  3/15/2054 224,881
900,000 4.450%,  11/16/2038 846,953
859,000 4.500%,  6/1/2042 776,785
Sealed Air Corporation/Sealed Air
Corporation (US)
260,000 6.125%,  2/1/2028
d
263,591
Siemens Funding BV
261,000 5.800%,  5/28/2055
d
280,051
Smyrna Ready Mix Concrete, LLC
556,000 8.875%,  11/15/2031
c,d
587,104
Sonoco Products Company
602,000 4.600%,  9/1/2029 605,573
Spirit AeroSystems, Inc.
980,000 4.600%,  6/15/2028 978,742
102,000 9.750%,  11/15/2030
d
112,179
SRM Escrow Issuer, LLC
130,000 6.000%,  11/1/2028
d
130,041
Standard Building Solutions, Inc.
185,000 6.500%,  8/15/2032
d
189,814
396,000 6.250%,  8/1/2033
d
401,301
Standard Industries, Inc./NY
162,000 4.750%,  1/15/2028
d
160,607
162,000 3.375%,  1/15/2031
d
146,702
TopBuild Corporation
114,000 4.125%,  2/15/2032
d
106,869
89,000 5.625%,  1/31/2034
d
88,676
Trane Technologies Financing, Ltd.
401,000 5.100%,  6/13/2034 411,689
TransDigm, Inc.
395,000 6.750%,  8/15/2028
d
402,528
569,000 7.125%,  12/1/2031
d
593,518
463,000 6.625%,  3/1/2032
d
476,679
424,000 6.000%,  1/15/2033
d
428,699
44,000 6.250%,  1/31/2034
c,d
45,250
88,000 6.750%,  1/31/2034
d
90,988
United Rentals North America, Inc.
386,000 4.875%,  1/15/2028 384,822
430,000 4.000%,  7/15/2030 411,294
Principal
Amount Long-Term Fixed Income  18.6% Value
Capital Goods  0.3% - continued
Waste Pro USA, Inc.
$ 156,000 7.000%,  2/1/2033
d
$ 161,584
WESCO Distribution, Inc.
166,000 6.375%,  3/15/2029
d
170,910
116,000 6.625%,  3/15/2032
d
120,550
215,000 6.375%,  3/15/2033
d
222,875
Total 27,408,720
Collateralized Mortgage Obligations  1.2%
A&D Mortgage Trust
1,378,002
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
d,f
1,398,214
Alternative Loan Trust
495,652
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 249,585
Arroyo Mortgage Trust
3,000,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
d,f
2,808,233
BINOM Securitization Trust
918,260
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
d,e
840,592
Chase Home Lending Mortgage
Trust
1,775,000
6.000%,  11/25/2055, Ser.
2024-11, Class A5
d,e
1,808,182
CHNGE Mortgage Trust
932,038
7.100%,  7/25/2058, Ser.
2023-3, Class A1
d,f
938,735
Citicorp Mortgage Securities, Inc.
1,272,164
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 1,165,851
COLT Mortgage Loan Trust
1,821,397
1.726%,  11/25/2066, Ser.
2021-5, Class A1
d,e
1,644,276
Countrywide Alternative Loan Trust
661,474
3.963%,  10/25/2035, Ser.
2005-43, Class 4A1
e
566,446
1,599,444
7.000%,  10/25/2037, Ser.
2007-24, Class A10 526,806
Cross Mortgage Trust
1,594,213
5.509%,  7/25/2070, Ser.
2025-H5, Class A1
d,e
1,606,176
CSMC Trust
944,225
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
d,e
940,910
1,115,780
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
d,e
987,833
Federal Home Loan Mortgage
Corporation - REMIC
2,707,806
4.000%,  1/25/2051, Ser.
5249, Class LA 2,676,708
2,000,000
5.000%,  1/25/2055, Ser.
5490, Class LB 1,957,587
3,250,000
5.250%,  2/25/2055, Ser.
5508, Class AY 3,276,582
1,650,000
5.250%,  3/25/2055, Ser.
5519, Class CL 1,635,202
3,300,000
5.000%,  8/25/2055, Ser.
5569, Class BY 3,211,589
4,250,000
5.000%,  9/25/2054, Ser.
5473, Class HL 4,275,824
2,827,493
7.932%,  (SOFR30A +
4.000%), 10/25/2025, Ser.
5567, Class MB
e
2,880,635

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.6% Value
Collateralized Mortgage Obligations  1.2% -
continued
$ 635,972
3.000%,  2/15/2033, Ser.
4170, Class IG
i
$ 39,933
1,322,001
3.000%,  3/15/2033, Ser.
4180, Class PI
i
104,269
2,471,270
4.500%,  10/15/2033, Ser.
2695, Class BH 2,487,253
3,000,000
2.500%,  12/15/2048, Ser.
5094, Class BC 2,506,147
Federal Home Loan Mortgage
Corporation - SLST
1,975,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
g
1,709,345
Federal National Mortgage
Association - REMIC
2,750,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 2,718,660
2,737,658
4.500%,  6/25/2052, Ser.
2022-43, Class MA 2,738,424
1,950,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 1,898,157
2,736,877
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 2,229,338
714,033
3.000%,  12/25/2027, Ser.
2012-137, Class AI
i
13,145
Flagstar Mortgage Trust
1,185,052
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
d,e
1,068,485
GCAT Trust
1,526,497
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
d,e
1,394,855
2,702,360
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
d,e
2,739,307
GS Mortgage-Backed Securities
Trust
2,495,796
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
d,e
2,157,960
3,325,000
5.500%,  11/25/2055, Ser.
2025-PJ6, Class A17
d,e
3,315,221
HOMES Trust
1,825,000
6.996%,  1/25/2068, Ser.
2023-NQM1, Class M1
d,e
1,825,917
J.P. Morgan Mortgage Trust
2,514,755
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
d,e
2,093,793
1,605,354
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
d,e
1,371,868
LHOME Mortgage Trust
1,650,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
d,f
1,659,830
Mello Mortgage Capital
Acceptance
2,485,126
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
d,e
2,058,903
Merrill Lynch Alternative Note
Asset Trust
339,030
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 108,448
Morgan Stanley Residential
Mortgage Loan Trust
1,100,000
7.402%,  9/25/2068, Ser.
2023-NQM1, Class M1
d,e
1,115,506
Principal
Amount Long-Term Fixed Income  18.6% Value
Collateralized Mortgage Obligations  1.2% -
continued
New Residential Mortgage Loan
Trust
$ 5,434,276
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
d,e
$ 4,515,968
OBX Trust
1,550,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
d,e
1,436,742
Palisades Mortgage Loan Trust
636,225
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
d
636,225
PMT Loan Trust
3,050,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
d,e
3,129,927
3,225,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
d,e
3,221,146
PRET Trust
1,470,675
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
d,f
1,424,212
PRPM, LLC
1,600,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
d,f
1,526,601
RCO IX Mortgage, LLC
1,932,543
6.513%,  4/25/2030, Ser.
2025-2, Class A1
d,f
1,939,309
Residential Accredit Loans, Inc.
Trust
567,303
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 504,860
Saluda Grade Alternative
Mortgage Trust
2,500,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
d,f
2,529,792
2,000,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
d,f
2,013,103
Santander Mortgage Asset
Receivable Trust
2,100,000
5.067%,  8/25/2065, Ser.
2025-NQM5, Class A1
d,e
2,098,695
Sequoia Mortgage Trust
1,650,000
5.500%,  8/25/2055, Ser.
2025-7, Class A8
d,e
1,647,176
505,244
3.573%,  9/20/2046, Ser.
2007-1, Class 4A1
e
331,567
Toorak Mortgage Trust
1,500,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
d,f
1,509,891
TRK Trust
1,466,061
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
d,e
1,322,089
TVC Mortgage Trust
1,700,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
d,f
1,702,939
Verus Securitization Trust
848,610
2.286%,  11/25/2066, Ser.
2021-8, Class A2
d,e
761,038
Vontive Mortgage Trust
1,200,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
d,f
1,221,199
Total 106,223,209

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.6% Value
Commercial Mortgage-Backed Securities  0.3%
AMSR Trust
$ 1,400,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
d
$ 1,312,370
4,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
d
4,378,149
1,750,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
d
1,708,374
BANK 2022-BNK39
39,580,722
0.524%,  2/15/2055, Ser.
2022-BNK39, Class XA
e,i
889,703
BANK 2025-BNK49
12,578,253
0.833%,  3/15/2058, Ser.
2025-BNK49, Class XA
e,i
596,114
2,150,000
6.025%,  3/15/2058, Ser.
2025-BNK49, Class AS
e
2,278,539
BBCMS Mortgage Trust
1,500,000
5.586%,  7/15/2058, Ser.
2025-C35, Class A5
e
1,582,467
17,873,940
1.324%,  9/15/2055, Ser.
2022-C17, Class XA
e,i
1,140,911
1,625,000
5.015%,  9/15/2058, Ser.
2025-5C37, Class A3 1,661,295
18,248,317
1.927%,  10/15/2053, Ser.
2020-C8, Class XA
e,i
1,166,128
Benchmark Mortgage Trust
1,675,000
6.090%,  4/15/2057, Ser.
2025-V14, Class AM
e
1,752,382
FRTKL Trust
3,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
d
2,963,340
Home Partners of America Trust
3,166,335
2.302%,  12/17/2026, Ser.
2021-2, Class B
d
3,079,604
2,516,035
2.078%,  9/17/2041, Ser.
2021-1, Class C
d
2,268,449
HTAP Issuer Trust
2,904,981
6.500%,  11/25/2042, Ser.
2025-1, Class A
d
2,908,499
Morgan Stanley Capital I Trust
17,536,558
1.906%,  7/15/2053, Ser.
2020-HR8, Class XA
e,i
1,180,382
Total 30,866,706
Communications Services  0.5%
AMC Networks, Inc.
398,000 10.250%,  1/15/2029
d
419,392
American Tower Corporation
506,000 5.800%,  11/15/2028 528,378
793,000 2.900%,  1/15/2030 747,435
440,000 5.000%,  1/31/2030 450,276
821,000 4.900%,  3/15/2030 837,207
412,000 5.650%,  3/15/2033 434,578
AppLovin Corporation
624,000 5.500%,  12/1/2034 644,122
AT&T, Inc.
630,000 5.700%,  3/1/2057 621,181
923,000 3.650%,  6/1/2051 667,445
1,282,000 3.500%,  9/15/2053 886,763
1,265,000 4.900%,  8/15/2037 1,233,602
Cable One, Inc.
107,000 4.000%,  11/15/2030
c,d
90,657
CCO Holdings, LLC/CCO Holdings
Capital Corporation
748,000 5.125%,  5/1/2027
d
742,977
Principal
Amount Long-Term Fixed Income  18.6% Value
Communications Services  0.5% - continued
$ 74,000 5.000%,  2/1/2028
d
$ 73,287
329,000 6.375%,  9/1/2029
d
333,519
750,000 4.750%,  3/1/2030
d
719,675
271,000 4.250%,  2/1/2031
d
249,654
519,000 4.750%,  2/1/2032
c,d
479,951
168,000 4.500%,  6/1/2033
d
149,362
589,000 4.250%,  1/15/2034
c,d
509,228
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
514,000 5.850%,  12/1/2035 518,910
1,400,000 3.500%,  6/1/2041 1,021,445
Clear Channel Outdoor Holdings,
Inc.
243,000 7.875%,  4/1/2030
d
255,156
Comcast Corporation
923,000 5.350%,  5/15/2053 865,491
640,000 4.400%,  8/15/2035 614,582
1,090,000 4.750%,  3/1/2044 982,546
Crown Castle, Inc.
642,000 4.900%,  9/1/2029 651,222
Deluxe Corporation
387,000 8.125%,  9/15/2029
d
404,112
Deutsche Telekom International
Finance BV
1,535,000 8.750%,  6/15/2030 1,809,318
DIRECTV Financing, LLC
87,000 8.875%,  2/1/2030
d
86,279
266,000 8.875%,  2/1/2030
d
262,734
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
457,000 5.875%,  8/15/2027
d
456,487
288,000 10.000%,  2/15/2031
d
287,577
FiberCop SPA
563,000 6.000%,  9/30/2034
d
536,630
Frontier Communications
Holdings, LLC
404,000 5.875%,  10/15/2027
d
403,756
Gray Media, Inc.
262,000 10.500%,  7/15/2029
c,d
283,288
167,000 7.250%,  8/15/2033
d
165,489
Level 3 Financing, Inc.
87,000 3.625%,  1/15/2029
d
75,294
179,000 4.875%,  6/15/2029
d
168,278
200,000 4.000%,  4/15/2031
c,d
171,952
396,000 6.875%,  6/30/2033
d
403,595
397,000 7.000%,  3/31/2034
d
403,872
Lumen Technologies, Inc.
95,601 4.125%,  4/15/2030
d
93,689
Maya SAS/Paris, France
433,000 8.500%,  4/15/2031
d
464,389
246,000 7.000%,  4/15/2032
d
250,872
McGraw-Hill Education, Inc.
488,000 5.750%,  8/1/2028
d
487,713
Meta Platforms, Inc.
462,000 5.600%,  5/15/2053 468,628
905,000 5.400%,  8/15/2054 894,123
Netflix, Inc.
167,000 5.375%,  11/15/2029
d
174,751
Nexstar Media, Inc.
258,000 4.750%,  11/1/2028
c,d
251,819

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.6% Value
Communications Services  0.5% - continued
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
$ 294,000 4.625%,  3/15/2030
c,d
$ 282,561
Paramount Global
140,000 6.375%,  3/30/2062
e
139,766
Rogers Communications, Inc.
131,000 7.000%,  4/15/2055
e
136,568
267,000 7.125%,  4/15/2055
e
283,064
760,000 5.000%,  2/15/2029 774,506
Scripps Escrow II, Inc.
189,000 3.875%,  1/15/2029
c,d
166,506
Sinclair Television Group, Inc.
192,000 8.125%,  2/15/2033
d
197,044
Sirius XM Radio, LLC
331,000 5.000%,  8/1/2027
d
329,411
365,000 4.000%,  7/15/2028
d
352,690
279,000 3.875%,  9/1/2031
c,d
252,853
Snap, Inc.
176,000 6.875%,  3/15/2034
d
178,135
SoftBank Corporation
637,000 5.332%,  7/9/2035
d
642,283
Sprint Capital Corporation
1,127,000 8.750%,  3/15/2032 1,373,006
Take-Two Interactive Software, Inc.
422,000 5.600%,  6/12/2034 440,673
Telecom Italia Capital SA
170,000 6.000%,  9/30/2034
c
172,569
Telenet Finance Luxembourg
Notes SARL
600,000 5.500%,  3/1/2028
d
595,188
TELUS Corporation
365,000 6.625%,  10/15/2055
e
375,771
T-Mobile USA, Inc.
1,223,000 3.600%,  11/15/2060 830,790
1,100,000 4.375%,  4/15/2040 993,233
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
59,000 10.500%,  2/15/2028
d
62,139
504,000 4.750%,  4/15/2028
d
493,547
Univision Communications, Inc.
66,000 8.000%,  8/15/2028
d
68,391
554,000 4.500%,  5/1/2029
c,d
522,548
244,000 7.375%,  6/30/2030
c,d
245,168
243,000 8.500%,  7/31/2031
d
250,932
Verizon Communications, Inc.
2,689,000 2.650%,  11/20/2040 1,944,835
1,400,000 3.400%,  3/22/2041 1,106,152
Viasat, Inc.
173,000 5.625%,  4/15/2027
d
172,303
Virgin Media Finance plc
206,000 5.000%,  7/15/2030
d
191,334
Virgin Media Secured Finance plc
417,000 5.500%,  5/15/2029
d
412,286
Virgin Media Vendor Financing
Notes IV DAC
415,000 5.000%,  7/15/2028
d
406,513
VMED O2 UK Financing I plc
171,000 7.750%,  4/15/2032
d
179,659
Vodafone Group plc
182,000 4.125%,  6/4/2081
e
170,260
244,000 5.125%,  6/4/2081
e
192,305
Principal
Amount Long-Term Fixed Income  18.6% Value
Communications Services  0.5% - continued
VZ Secured Financing BV
$ 462,000 5.000%,  1/15/2032
d
$ 417,980
WarnerMedia Holdings, Inc.
177,000 5.141%,  3/15/2052 131,865
756,000 4.054%,  3/15/2029 729,540
314,000 4.279%,  3/15/2032
c
287,703
766,000 5.050%,  3/15/2042 611,513
Windstream Services, LLC
221,000 7.500%,  10/15/2033
d,h
220,940
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
226,000 8.250%,  10/1/2031
d
234,108
Zegona Finance plc
206,000 8.625%,  7/15/2029
d
219,287
Ziggo BV
177,000 4.875%,  1/15/2030
d
167,063
Total 42,687,674
Consumer Cyclical  0.6%
1011778 B.C., ULC/New Red
Finance, Inc.
117,000 3.875%,  1/15/2028
d
114,198
259,000 4.375%,  1/15/2028
d
254,488
175,000 6.125%,  6/15/2029
d
178,938
301,000 5.625%,  9/15/2029
d
304,620
Adient Global Holdings, Ltd.
112,000 8.250%,  4/15/2031
c,d
117,464
173,000 7.500%,  2/15/2033
c,d
179,135
ADT Security Corporation
266,000 4.125%,  8/1/2029
d
257,226
266,000 4.875%,  7/15/2032
d
257,607
Advance Auto Parts, Inc.
264,000 7.000%,  8/1/2030
d
271,617
264,000 7.375%,  8/1/2033
d
272,250
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
405,000 4.625%,  6/1/2028
d
396,968
355,000 4.625%,  6/1/2028
d
348,100
Allison Transmission, Inc.
131,000 3.750%,  1/30/2031
d
121,030
Amazon.com, Inc.
364,000 3.875%,  8/22/2037 335,604
American Axle & Manufacturing,
Inc.
462,000 5.000%,  10/1/2029
c
439,029
177,000 6.375%,  10/15/2032
d,h
176,701
177,000 7.750%,  10/15/2033
d,h
178,380
Asbury Automotive Group, Inc.
282,000 5.000%,  2/15/2032
d
270,786
Ashton Woods USA, LLC/Ashton
Woods Finance Company
320,000 4.625%,  8/1/2029
d
306,424
Aston Martin Capital Holdings, Ltd.
294,000 10.000%,  3/31/2029
c,d
287,842
Bath & Body Works, Inc.
137,000 6.950%,  3/1/2033 143,037
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
220,000 9.500%,  7/1/2032
d
230,257
Beach Acquisition Bidco, LLC
334,000 10.000%,  7/15/2033
d
360,273

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.6% Value
Consumer Cyclical  0.6% - continued
Belron UK Finance plc
$ 342,000 5.750%,  10/15/2029
d
$ 346,458
Block Financial, LLC
744,000 5.375%,  9/15/2032 749,983
Boyd Gaming Corporation
279,000 4.750%,  6/15/2031
d
268,958
Brightstar Lottery plc
459,000 5.250%,  1/15/2029
d
456,938
Brinker International, Inc.
292,000 8.250%,  7/15/2030
d
308,901
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
448,000 4.875%,  2/15/2030
d
420,152
Caesars Entertainment, Inc.
559,000 4.625%,  10/15/2029
d
534,536
199,000 6.500%,  2/15/2032
d
202,978
184,000 6.000%,  10/15/2032
c,d
181,233
Carnival Corporation
178,000 5.125%,  5/1/2029
d,h
178,000
106,000 6.000%,  5/1/2029
d
107,582
487,000 5.750%,  8/1/2032
d
495,609
246,000 6.125%,  2/15/2033
d
252,159
Carvana Company
200,000 11.000%,  6/1/2030
d
209,243
340,260 9.000%,  6/1/2031
d
385,252
Churchill Downs, Inc.
149,000 4.750%,  1/15/2028
d
147,014
202,000 6.750%,  5/1/2031
d
207,021
Cushman & Wakefield US
Borrower, LLC
80,000 6.750%,  5/15/2028
d
80,728
Dana, Inc.
240,000 4.500%,  2/15/2032
c
236,319
Denso Corporation
785,000 4.282%,  9/17/2030
d
784,165
Dream Finders Homes, Inc.
266,000 6.875%,  9/15/2030
d
267,583
eG Global Finance plc
80,000 12.000%,  11/30/2028
d
87,868
Expedia Group, Inc.
766,000 5.400%,  2/15/2035 786,080
Flutter Treasury DAC
216,000 5.875%,  6/4/2031
d
219,244
Ford Motor Credit Company, LLC
618,000 5.850%,  5/17/2027 625,640
929,000 2.900%,  2/10/2029 860,743
780,000 7.122%,  11/7/2033 833,723
Forestar Group, Inc.
309,000 6.500%,  3/15/2033
d
316,108
FORVIA SE
411,000 8.000%,  6/15/2030
c,d
434,872
250,000 6.750%,  9/15/2033
d
253,640
Gap, Inc.
116,000 3.625%,  10/1/2029
d
108,516
112,000 3.875%,  10/1/2031
d
101,764
Garrett Motion Holdings, Inc./
Garrett LX I SARL
318,000 7.750%,  5/31/2032
d
333,583
General Motors Company
438,000 5.350%,  4/15/2028 448,143
Principal
Amount Long-Term Fixed Income  18.6% Value
Consumer Cyclical  0.6% - continued
General Motors Financial
Company, Inc.
$ 298,000 5.400%,  5/8/2027 $ 303,052
1,067,000 5.800%,  1/7/2029 1,108,885
840,000 4.900%,  10/6/2029 849,711
890,000 5.450%,  7/15/2030 916,867
216,000 5.625%,  4/4/2032 222,935
Genting New York, LLC/GENNY
Capital, Inc.
276,000 7.250%,  10/1/2029
d
285,097
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
176,000 11.500%,  8/15/2029
c,d
185,680
304,000 8.750%,  1/15/2032
c,d
295,640
GLP Capital, LP
1,153,000 5.750%,  6/1/2028 1,184,973
Goodyear Tire & Rubber Company
161,000 4.875%,  3/15/2027 160,041
170,000 5.000%,  7/15/2029
c
164,165
264,000 5.250%,  4/30/2031 249,480
Group 1 Automotive, Inc.
242,000 6.375%,  1/15/2030
d
247,574
Hanesbrands, Inc.
168,000 9.000%,  2/15/2031
c,d
177,810
Hilton Domestic Operating
Company, Inc.
487,000 4.875%,  1/15/2030 484,268
80,000 4.000%,  5/1/2031
d
75,698
470,000 3.625%,  2/15/2032
d
430,099
176,000 5.750%,  9/15/2033
d
178,350
Home Depot, Inc.
699,000 4.250%,  4/1/2046 600,208
970,000 3.900%,  6/15/2047 783,193
Hyundai Capital America
1,150,000 1.800%,  1/10/2028
d
1,087,423
579,000 5.300%,  6/24/2029
d
594,103
Jacobs Entertainment, Inc.
371,000 6.750%,  2/15/2029
d
362,174
K Hovnanian Enterprises, Inc.
133,000 8.000%,  4/1/2031
d
136,383
KB Home
450,000 4.800%,  11/15/2029 445,338
Kingpin Intermediate Holdings,
LLC
352,000 7.250%,  10/15/2032
c,d
334,462
L Brands, Inc.
352,000 6.625%,  10/1/2030
d
359,849
270,000 6.875%,  11/1/2035 280,806
Las Vegas Sands Corporation
200,000 5.900%,  6/1/2027 204,042
881,000 5.625%,  6/15/2028 900,691
Lennar Corporation
550,000 5.200%,  7/30/2030 566,476
Life Time, Inc.
242,000 6.000%,  11/15/2031
d
245,863
Light & Wonder International, Inc.
160,000 7.250%,  11/15/2029
d
164,219
Lindblad Expeditions, LLC
176,000 7.000%,  9/15/2030
d
179,395
Lithia Motors, Inc.
173,000 4.625%,  12/15/2027
d
171,296
Live Nation Entertainment, Inc.
179,000 4.750%,  10/15/2027
d
177,816

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.6% Value
Consumer Cyclical  0.6% - continued
Lowe's Companies, Inc.
$ 616,000 5.625%,  4/15/2053 $ 612,583
1,290,000 2.625%,  4/1/2031 1,177,275
Macy's Retail Holdings, LLC
87,000 7.375%,  8/1/2033
d
90,717
188,000 4.500%,  12/15/2034 164,759
Marriott International, Inc./MD
286,000 5.100%,  4/15/2032 293,525
Marriott Ownership Resorts, Inc.
707,000 6.500%,  10/1/2033
d
703,765
Match Group Holdings II, LLC
361,000 4.125%,  8/1/2030
d
340,962
Mattamy Group Corporation
376,000 5.250%,  12/15/2027
d
373,564
McDonald's Corporation
784,000 4.450%,  3/1/2047 678,678
Melco Resorts Finance, Ltd.
446,000 5.375%,  12/4/2029
d
437,387
415,000 7.625%,  4/17/2032
d
434,750
250,000 6.500%,  9/24/2033
d
250,197
Meritage Homes Corporation
593,000 5.650%,  3/15/2035 602,114
MGM Resorts International
168,000 4.625%,  9/1/2026 167,577
175,000 6.125%,  9/15/2029 178,115
Michaels Companies, Inc.
121,000 5.250%,  5/1/2028
d
111,369
Millrose Properties, Inc.
220,000 6.375%,  8/1/2030
d
223,738
177,000 6.250%,  9/15/2032
d
177,463
Muvico, LLC
170,000
9.000%,PIK 6.000%,
2/19/2029
c,d,j
184,358
NCL Corporation, Ltd.
265,000 5.875%,  1/15/2031
d
264,990
518,000 6.750%,  2/1/2032
d
532,728
221,000 6.250%,  9/15/2033
d
222,144
New Home Company, Inc.
176,000 8.500%,  11/1/2030
d
182,699
Nissan Motor Acceptance
Company, LLC
350,000 5.625%,  9/29/2028
d
350,225
350,000 6.125%,  9/30/2030
d
350,120
Nissan Motor Company, Ltd.
158,000 7.500%,  7/17/2030
d
165,820
425,000 4.810%,  9/17/2030
d
400,386
PetSmart, LLC/PetSmart Finance
Corporation
504,000 7.500%,  9/15/2032
d
504,749
Phinia, Inc.
249,000 6.625%,  10/15/2032
d
256,628
Rakuten Group, Inc.
241,000 11.250%,  2/15/2027
d
261,207
280,000 9.750%,  4/15/2029
d
314,850
405,000 8.125%,  12/15/2029
d,e,k
420,996
Raven Acquisition Holdings, LLC
341,000 6.875%,  11/15/2031
d
350,435
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
200,000 4.625%,  4/16/2029
d
181,052
S&S Holdings, LLC
547,000 8.375%,  10/1/2031
d
536,256
Principal
Amount Long-Term Fixed Income  18.6% Value
Consumer Cyclical  0.6% - continued
Service Corporation International/
US
$ 161,000 3.375%,  8/15/2030 $ 149,177
117,000 4.000%,  5/15/2031 110,313
262,000 5.750%,  10/15/2032 265,426
Six Flags Entertainment
Corporation
81,000 7.250%,  5/15/2031
c,d
81,032
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
80,000 5.375%,  4/15/2027 79,793
399,000 5.250%,  7/15/2029 385,862
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
80,000 6.625%,  5/1/2032
c,d
81,505
Sonic Automotive, Inc.
318,000 4.875%,  11/15/2031
c,d
304,075
Staples, Inc.
315,000 10.750%,  9/1/2029
d
311,462
Station Casinos, LLC
264,000 4.625%,  12/1/2031
d
249,035
Stellantis Finance US, Inc.
654,000 5.750%,  3/18/2030
d
665,219
200,000 6.450%,  3/18/2035
d
205,013
Stellantis Financial Services US
Corporation
272,000 5.400%,  9/15/2030
d
272,570
Tenneco, Inc.
354,000 8.000%,  11/17/2028
d
354,646
Toyota Motor Credit Corporation
640,000 4.800%,  5/15/2030 655,458
291,000 4.800%,  1/5/2034 296,146
Uber Technologies, Inc.
663,000 4.800%,  9/15/2034 664,244
564,000 4.800%,  9/15/2035 558,883
Vail Resorts, Inc.
123,000 5.625%,  7/15/2030
d
123,769
VICI Properties, LP/VICI Note
Company, Inc.
276,000 5.750%,  2/1/2027
d
279,445
452,000 4.125%,  8/15/2030
d
436,829
Victoria's Secret & Company
89,000 4.625%,  7/15/2029
c,d
84,955
Victra Holdings, LLC/Victra
Finance Corporation
225,000 8.750%,  9/15/2029
c,d
235,884
Viking Cruises, Ltd.
341,000 5.875%,  9/15/2027
d
341,131
666,000 5.875%,  10/15/2033
d,h
666,467
Wayfair, LLC
115,000 7.250%,  10/31/2029
d
118,570
107,000 7.750%,  9/15/2030
d
112,216
Wyndham Hotels & Resorts, Inc.
249,000 4.375%,  8/15/2028
d
243,072
Wynn Macau, Ltd.
336,000 6.750%,  2/15/2034
d
340,622
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
151,000 5.125%,  10/1/2029
d
151,233
388,000 7.125%,  2/15/2031
d
417,622

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.6% Value
Consumer Cyclical  0.6% - continued
Yum! Brands, Inc.
$ 497,000 4.750%,  1/15/2030
d
$ 493,917
ZF North America Capital, Inc.
280,000 7.125%,  4/14/2030
d
277,254
172,000 6.750%,  4/23/2030
d
167,851
Total 55,825,649
Consumer Non-Cyclical  0.7%
1261229 B.C., Ltd.
377,000 10.000%,  4/15/2032
d
386,445
Abbott Laboratories
635,000 4.750%,  11/30/2036 640,817
175,000 6.000%,  4/1/2039 193,663
AbbVie, Inc.
300,000 5.400%,  3/15/2054 298,300
1,322,000 4.500%,  5/14/2035 1,297,278
683,000 5.350%,  3/15/2044 685,198
Acadia Healthcare Company, Inc.
251,000 5.000%,  4/15/2029
d
245,724
209,000 7.375%,  3/15/2033
c,d
216,981
AdaptHealth, LLC
716,000 4.625%,  8/1/2029
c,d
676,828
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
386,000 4.625%,  1/15/2027
d
383,574
540,000 3.500%,  3/15/2029
d
511,734
71,000 6.250%,  3/15/2033
d
72,612
Altria Group, Inc.
219,000 4.875%,  2/4/2028 222,547
619,000 6.875%,  11/1/2033 699,433
Amgen, Inc.
900,000 4.200%,  2/22/2052 720,985
919,000 5.600%,  3/2/2043 931,179
Amneal Pharmaceuticals, LLC
88,000 6.875%,  8/1/2032
d
91,011
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,231,000 4.700%,  2/1/2036 1,215,369
Anheuser-Busch InBev Worldwide,
Inc.
280,000 5.450%,  1/23/2039 289,301
765,000 5.550%,  1/23/2049 773,468
Archer-Daniels-Midland Company
1,188,000 2.700%,  9/15/2051 739,976
BAT Capital Corporation
620,000 7.079%,  8/2/2043 701,643
Bausch + Lomb Corporation
103,000 8.375%,  10/1/2028
d
107,345
Becton, Dickinson and Company
324,000 3.794%,  5/20/2050 248,090
BellRing Brands, Inc.
156,000 7.000%,  3/15/2030
d
161,106
Bristol-Myers Squibb Company
1,143,000 3.550%,  3/15/2042 924,060
Bunge, Ltd. Finance Corporation
774,000 3.200%,  4/21/2031 724,881
221,000 4.650%,  9/17/2034 216,646
Cargill, Inc.
930,000 3.125%,  5/25/2051
d
631,075
705,000 5.125%,  2/11/2035
d
726,250
Principal
Amount Long-Term Fixed Income  18.6% Value
Consumer Non-Cyclical  0.7% - continued
Cencora, Inc.
$ 524,000 5.150%,  2/15/2035 $ 535,126
Central Garden & Pet Company
225,000 4.125%,  10/15/2030
c
213,718
Champ Acquisition Corporation
140,000 8.375%,  12/1/2031
d
148,839
CHS/Community Health Systems,
Inc.
237,000 6.000%,  1/15/2029
d
230,042
176,000 6.875%,  4/15/2029
c,d
139,920
132,000 4.750%,  2/15/2031
d
114,147
232,000 10.875%,  1/15/2032
d
245,710
352,000 9.750%,  1/15/2034
d
360,624
Cigna Group
805,000 4.875%,  9/15/2032 813,117
1,365,000 5.250%,  1/15/2036 1,382,396
Conagra Brands, Inc.
683,000 5.750%,  8/1/2035 695,276
Concentra Health Services, Inc.
146,000 6.875%,  7/15/2032
d
151,604
Constellation Brands, Inc.
120,000 2.875%,  5/1/2030 112,278
CVS Health Corporation
355,000 7.000%,  3/10/2055
e
372,659
370,000 6.750%,  12/10/2054
e
381,927
602,000 5.450%,  9/15/2035 612,597
601,000 4.780%,  3/25/2038 563,280
1,286,000 6.000%,  6/1/2044 1,304,664
403,000 5.125%,  7/20/2045 365,829
DaVita, Inc.
189,000 3.750%,  2/15/2031
d
173,105
332,000 6.875%,  9/1/2032
d
342,968
176,000 6.750%,  7/15/2033
d
181,491
Edgewell Personal Care Company
380,000 5.500%,  6/1/2028
d
379,187
Eli Lilly & Company
323,000 5.500%,  2/12/2055 329,921
459,000 4.950%,  2/27/2063 423,646
537,000 4.550%,  10/15/2032 541,215
Embecta Corporation
158,000 6.750%,  2/15/2030
d
154,050
Encompass Health Corporation
256,000 4.500%,  2/1/2028 253,809
Endo Finance Holdings, Inc.
161,000 8.500%,  4/15/2031
c,d
172,732
Energizer Holdings, Inc.
425,000 6.000%,  9/15/2033
d
415,660
General Mills, Inc.
246,000 4.950%,  3/29/2033 249,305
Grifols SA
367,000 4.750%,  10/15/2028
d
356,490
HCA, Inc.
557,000 5.250%,  3/1/2030 575,059
1,059,000 3.500%,  9/1/2030 1,011,517
444,000 5.450%,  9/15/2034 455,451
HLF Financing SARL, LLC/
Herbalife International, Inc.
245,000 12.250%,  4/15/2029
d
265,776
189,000 4.875%,  6/1/2029
c,d
166,177
Illumina, Inc.
108,000 4.650%,  9/9/2026 108,495
Imperial Brands Finance plc
950,000 3.875%,  7/26/2029
d
933,231

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.6% Value
Consumer Non-Cyclical  0.7% - continued
Insulet Corporation
$ 105,000 6.500%,  4/1/2033
d
$ 109,161
IQVIA, Inc.
352,000 6.250%,  6/1/2032
d
361,906
Jazz Securities DAC
212,000 4.375%,  1/15/2029
d
206,538
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
845,000 3.000%,  5/15/2032 756,000
JBS USA Holding Lux SARL/JBS
USA Foods Group Holdings,
Inc./JBS USA Food Company
494,000 6.375%,  4/15/2066
d
507,852
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
600,000 5.950%,  4/20/2035
d
630,301
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
312,000 9.000%,  2/15/2029
d
328,272
Kenvue, Inc.
791,000 4.850%,  5/22/2032 802,419
Keurig Dr Pepper, Inc.
398,000 5.150%,  5/15/2035 394,213
Kimberly-Clark Corporation
900,000 3.900%,  5/4/2047 727,542
Kraft Heinz Foods Company
411,000 5.000%,  6/4/2042 379,417
638,000 4.375%,  6/1/2046 530,936
Lamb Weston Holdings, Inc.
176,000 4.125%,  1/31/2030
d
168,999
177,000 4.375%,  1/31/2032
d
167,286
LifePoint Health, Inc.
181,000 9.875%,  8/15/2030
d
196,012
208,000 11.000%,  10/15/2030
d
229,249
129,000 10.000%,  6/1/2032
d
135,445
L'Oreal SA
300,000 5.000%,  5/20/2035
d
308,856
Medline Borrower, LP/Medline Co-
Issuer, Inc.
201,000 6.250%,  4/1/2029
d
206,106
Mozart Debt Merger Sub, Inc.
485,000 3.875%,  4/1/2029
d
467,755
535,000 5.250%,  10/1/2029
d
530,374
Newell Brands, Inc.
166,000 6.375%,  9/15/2027 168,264
165,000 6.625%,  9/15/2029 165,942
104,000 6.375%,  5/15/2030 103,043
87,000 6.625%,  5/15/2032
c
85,861
Novartis Capital Corporation
516,000 4.700%,  9/18/2054 470,986
Organon & Company/Organon
Foreign Debt Co-Issuer BV
454,000 5.125%,  4/30/2031
c,d
397,726
Owens & Minor, Inc.
176,000 6.625%,  4/1/2030
c,d
145,200
PepsiCo, Inc.
610,000 4.200%,  7/18/2052 508,347
800,000 4.650%,  7/23/2032 811,805
Performance Food Group, Inc.
367,000 4.250%,  8/1/2029
d
356,499
234,000 6.125%,  9/15/2032
d
239,689
Principal
Amount Long-Term Fixed Income  18.6% Value
Consumer Non-Cyclical  0.7% - continued
Perrigo Finance Unlimited
Company
$ 284,000 4.900%,  6/15/2030 $ 277,174
153,000 6.125%,  9/30/2032 154,026
Pfizer Investment Enterprises,
Private Ltd.
182,000 5.300%,  5/19/2053 175,882
611,000 5.110%,  5/19/2043 592,127
Philip Morris International, Inc.
484,000 5.500%,  9/7/2030 508,901
299,000 5.125%,  2/13/2031 309,434
923,000 5.375%,  2/15/2033 963,903
758,000 4.900%,  11/1/2034 763,962
Post Holdings, Inc.
241,000 4.625%,  4/15/2030
d
232,327
397,000 4.500%,  9/15/2031
d
370,897
227,000 6.250%,  10/15/2034
d
228,889
Prime Healthcare Services, Inc.
592,000 9.375%,  9/1/2029
d
615,680
Radiology Partners, Inc.
164,000 8.500%,  7/15/2032
d
169,713
Roche Holdings, Inc.
1,158,000 4.000%,  11/28/2044
d
986,466
Royalty Pharma plc
546,000 5.150%,  9/2/2029 560,203
346,000 5.200%,  9/25/2035 345,706
Select Medical Corporation
168,000 6.250%,  12/1/2032
c,d
168,070
Simmons Foods, Inc.
481,000 4.625%,  3/1/2029
d
461,119
Sotera Health Holdings, LLC
171,000 7.375%,  6/1/2031
d
179,553
Spectrum Brands, Inc.
42,000 3.875%,  3/15/2031
d
33,705
Star Parent, Inc.
179,000 9.000%,  10/1/2030
d
189,238
Stryker Corporation
466,000 5.200%,  2/10/2035 480,564
Sysco Corporation
935,000 6.600%,  4/1/2040 1,043,407
Takeda Pharmaceutical Company,
Ltd.
290,000 5.650%,  7/5/2054 289,617
925,000 3.175%,  7/9/2050 626,092
600,000 5.650%,  7/5/2044 613,325
Tenet Healthcare Corporation
742,000 5.125%,  11/1/2027 740,638
439,000 4.375%,  1/15/2030 426,948
407,000 6.750%,  5/15/2031 421,358
Teva Pharmaceutical Finance
Company, LLC
168,000 6.150%,  2/1/2036 175,909
US Acute Care Solutions, LLC
426,000 9.750%,  5/15/2029
d
436,216
Whirlpool Corporation
152,000 6.500%,  6/15/2033 151,687
Wyeth, LLC
619,000 6.500%,  2/1/2034 699,920
Total 57,957,214

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.6% Value
Energy  0.5%
Aethon United BR, LP/Aethon
United Finance Corporation
$ 78,000 7.500%,  10/1/2029
d
$ 81,346
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
352,000 5.375%,  6/15/2029
d
350,710
Archrock Partners, LP/Archrock
Partners Finance Corporation
244,000 6.250%,  4/1/2028
d
244,337
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
166,000 5.875%,  6/30/2029
d
165,658
176,000 6.625%,  7/15/2033
d
178,932
Baytex Energy Corporation
254,000 8.500%,  4/30/2030
d
261,001
80,000 7.375%,  3/15/2032
d
78,329
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
266,000 7.000%,  7/15/2029
d
275,824
BP Capital Markets America, Inc.
1,637,000 2.939%,  6/4/2051 1,057,815
Buckeye Partners, LP
228,000 4.500%,  3/1/2028
d
225,167
153,000 6.875%,  7/1/2029
d
158,565
79,000 6.750%,  2/1/2030
d
82,053
California Resources Corporation
199,000 8.250%,  6/15/2029
d
207,526
90,000 7.000%,  1/15/2034
d,h
89,380
Cheniere Energy Partners, LP
1,761,000 4.500%,  10/1/2029 1,755,359
Cheniere Energy, Inc.
170,000 5.650%,  4/15/2034 175,243
Civitas Resources, Inc.
111,000 8.375%,  7/1/2028
d
115,057
509,000 8.750%,  7/1/2031
c,d
521,476
264,000 9.625%,  6/15/2033
d
278,839
CNX Resources Corporation
196,000 6.000%,  1/15/2029
d
196,080
Columbia Pipelines Holding
Company, LLC
613,000 6.042%,  8/15/2028
d
639,672
Columbia Pipelines Operating
Company, LLC
153,000 5.927%,  8/15/2030
d
161,867
Comstock Resources, Inc.
236,000 6.750%,  3/1/2029
d
234,584
410,000 5.875%,  1/15/2030
d
394,853
Continental Resources, Inc.
1,076,000 2.268%,  11/15/2026
d
1,048,893
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
377,000 5.500%,  6/15/2031
d
373,496
Crescent Energy Finance, LLC
231,000 7.625%,  4/1/2032
d
229,405
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
360,000 8.625%,  3/15/2029
d
375,408
176,000 7.375%,  6/30/2033
d
178,974
Diamond Foreign Asset Company/
Diamond Finance, LLC
137,000 8.500%,  10/1/2030
d
145,177
Diamondback Energy, Inc.
860,000 5.750%,  4/18/2054 827,828
Principal
Amount Long-Term Fixed Income  18.6% Value
Energy  0.5% - continued
Eastern Energy Gas Holdings, LLC
$ 750,000 5.800%,  1/15/2035 $ 789,036
Enbridge, Inc.
193,000 5.250%,  4/5/2027 195,919
Enerflex, Ltd.
127,000 9.000%,  10/15/2027
d
129,308
Energy Transfer, LP
441,000 6.500%,  2/15/2056
e
438,933
639,000 4.000%,  10/1/2027 636,725
800,000 5.150%,  2/1/2043 726,187
1,100,000 6.000%,  6/15/2048 1,084,095
Enterprise Products Operating,
LLC
876,000 3.300%,  2/15/2053 596,334
Excelerate Energy, LP
151,000 8.000%,  5/15/2030
d
160,735
Exxon Mobil Corporation
1,450,000 3.452%,  4/15/2051 1,062,382
Genesis Energy LP/Genesis
Energy Finance Corporation
266,000 8.875%,  4/15/2030 281,608
400,000 7.875%,  5/15/2032 417,181
Gulfport Energy Operating
Corporation
116,000 6.750%,  9/1/2029
d
119,038
Halliburton Company
615,000 5.000%,  11/15/2045
c
559,179
Harvest Midstream I, LP
417,000 7.500%,  9/1/2028
d
421,487
Hess Midstream Operations, LP
362,000 4.250%,  2/15/2030
d
350,864
Hilcorp Energy I, LP/Hilcorp
Finance Company
456,000 5.750%,  2/1/2029
d
449,205
161,000 6.000%,  4/15/2030
d
158,222
279,000 6.250%,  4/15/2032
d
267,658
Howard Midstream Energy
Partners, LLC
199,000 7.375%,  7/15/2032
d
206,567
262,000 6.625%,  1/15/2034
d
267,129
ITT Holdings, LLC
470,000 6.500%,  8/1/2029
d
462,073
Kodiak Gas Services, LLC
177,000 6.500%,  10/1/2033
d
180,217
88,000 6.750%,  10/1/2035
d
90,355
MEG Energy Corporation
184,000 5.875%,  2/1/2029
d
183,990
Moss Creek Resources Holdings,
Inc.
85,000 8.250%,  9/1/2031
d
83,292
MPLX, LP
350,000 4.800%,  2/15/2031 352,112
1,231,000 4.950%,  9/1/2032 1,234,900
230,000 5.000%,  3/1/2033 230,057
Nabors Industries, Inc.
126,000 7.375%,  5/15/2027
d
127,904
411,000 9.125%,  1/31/2030
d
427,440
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
133,000 8.125%,  2/15/2029
d
136,367
369,000 8.375%,  2/15/2032
d
378,094
Noble Finance II, LLC
338,000 8.000%,  4/15/2030
d
349,850

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.6% Value
Energy  0.5% - continued
Northern Oil and Gas, Inc.
$ 254,000 8.750%,  6/15/2031
d
$ 262,406
Occidental Petroleum Corporation
244,000 5.000%,  8/1/2027 246,555
ONEOK, Inc.
465,000 5.700%,  11/1/2054 438,993
540,000 4.750%,  10/15/2031 540,173
331,000 5.600%,  4/1/2044 313,828
Ovintiv, Inc.
616,000 7.200%,  11/1/2031 679,309
PBF Holding Company, LLC/PBF
Finance Corporation
273,000 6.000%,  2/15/2028 271,322
270,000 7.875%,  9/15/2030
c,d
266,576
Permian Resources Operating,
LLC
313,000 6.250%,  2/1/2033
d
318,839
Prairie Acquiror, LP
265,000 9.000%,  8/1/2029
d
275,893
Precision Drilling Corporation
221,000 6.875%,  1/15/2029
d
222,187
Range Resources Corporation
273,000 4.750%,  2/15/2030
d
267,028
Repsol E&P Capital Markets US,
LLC
650,000 5.976%,  9/16/2035
d
661,823
Rockies Express Pipeline, LLC
416,000 4.950%,  7/15/2029
d
412,625
Saturn Oil & Gas, Inc.
101,000 9.625%,  6/15/2029
c,d
104,632
SESI, LLC
177,000 7.875%,  9/30/2030
d,h
177,000
SM Energy Company
245,000 6.500%,  7/15/2028 246,597
114,000 7.000%,  8/1/2032
d
114,088
South Bow USA Infrastructure
Holdings, LLC
485,000 5.026%,  10/1/2029 490,568
193,000 5.584%,  10/1/2034 194,037
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
161,000 5.875%,  3/1/2027 160,538
Sunoco, LP
482,000 7.000%,  5/1/2029
d
499,066
354,000 5.875%,  3/15/2034
d
350,935
Sunoco, LP/Sunoco Finance
Corporation
229,000 5.875%,  3/15/2028 229,060
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
169,000 5.500%,  1/15/2028
d
168,140
241,000 7.375%,  2/15/2029
d
248,192
442,000 6.750%,  3/15/2034
d
437,564
Talos Production, Inc.
96,000 9.000%,  2/1/2029
d
99,267
Targa Resources Corporation
234,000 6.125%,  5/15/2055 235,301
1,077,000 4.200%,  2/1/2033 1,023,263
TGNR Intermediate Holdings, LLC
361,000 5.500%,  10/15/2029
d
353,255
Tidewater, Inc.
88,000 9.125%,  7/15/2030
d
94,376
Principal
Amount Long-Term Fixed Income  18.6% Value
Energy  0.5% - continued
TotalEnergies Capital SA
$ 452,000 5.275%,  9/10/2054 $ 434,199
Transocean International, Ltd.
195,000 8.250%,  5/15/2029
d
192,244
153,000 8.750%,  2/15/2030
d
160,982
USA Compression Partners, LP/
USA Compression Finance
Corporation
281,000 7.125%,  3/15/2029
d
289,802
266,000 6.250%,  10/1/2033
d
267,018
Valaris, Ltd.
339,000 8.375%,  4/30/2030
d
351,829
Var Energi ASA
200,000 5.875%,  5/22/2030
d
207,959
Venture Global LNG, Inc.
597,000 8.125%,  6/1/2028
d
617,937
301,000 9.000%,  9/30/2029
d,e,k
298,315
234,000 7.000%,  1/15/2030
c,d
242,135
692,000 8.375%,  6/1/2031
d
726,579
330,000 9.875%,  2/1/2032
c,d
359,279
Venture Global Plaquemines LNG,
LLC
247,000 6.500%,  1/15/2034
d
260,006
176,000 7.750%,  5/1/2035
d
198,653
464,000 6.750%,  1/15/2036
d
492,850
Vital Energy, Inc.
251,000 7.750%,  7/31/2029
d
248,568
370,000 7.875%,  4/15/2032
c,d
359,173
Western Midstream Operating, LP
619,000 6.350%,  1/15/2029 651,211
308,000 6.150%,  4/1/2033 325,377
Williams Companies, Inc.
1,015,000 7.500%,  1/15/2031 1,150,154
220,000 5.600%,  3/15/2035 228,305
Total 43,129,308
Financials  1.7%
200 Park Funding Trust
200,000 5.740%,  2/15/2055
d
202,552
Acrisure, LLC/Acrisure Finance,
Inc.
69,000 4.250%,  2/15/2029
d
66,477
80,000 7.500%,  11/6/2030
d
83,340
AEGON Funding Company, LLC
906,000 5.500%,  4/16/2027
c,d
921,846
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
692,000 6.100%,  1/15/2027 706,831
1,250,000 3.875%,  1/23/2028 1,240,121
805,000 5.375%,  12/15/2031 832,562
Agree, LP
444,000 5.625%,  6/15/2034 462,263
Air Lease Corporation
169,000 4.650%,  6/15/2026
e,k
166,776
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
159,000 4.250%,  10/15/2027
d
156,360
352,000 6.750%,  4/15/2028
d
358,239
231,000 7.000%,  1/15/2031
d
238,676
Ally Financial, Inc.
1,194,000 8.000%,  11/1/2031 1,361,124
251,000 6.700%,  2/14/2033
c
261,451

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.6% Value
Financials  1.7% - continued
American Express Company
$ 132,000 5.043%,  7/26/2028
e
$ 134,252
222,000 5.085%,  1/30/2031
e
228,879
American Homes 4 Rent, LP
212,000 4.950%,  6/15/2030 215,863
American International Group, Inc.
1,248,000 5.125%,  3/27/2033 1,283,849
Americold Realty Operating
Partnership, LP
580,000 5.600%,  5/15/2032 587,022
Ameriprise Financial, Inc.
796,000 5.200%,  4/15/2035 810,856
AmWINS Group, Inc.
133,000 6.375%,  2/15/2029
d
135,704
394,000 4.875%,  6/30/2029
d
382,925
ANZ Bank New Zealand, Ltd.
600,000 5.548%,  8/11/2032
d,e
611,396
Aon North America, Inc.
455,000 5.750%,  3/1/2054 458,222
Apollo Debt Solutions BDC
652,000 6.700%,  7/29/2031 690,997
Ares Capital Corporation
533,000 5.875%,  3/1/2029 548,382
Ares Strategic Income Fund
896,000 5.450%,  9/9/2028
d
902,989
Arthur J. Gallagher & Company
154,000 6.750%,  2/15/2054 173,562
226,000 5.750%,  7/15/2054 225,225
Aviation Capital Group, LLC
396,000 5.125%,  4/10/2030
d
402,007
Avolon Holdings Funding, Ltd.
368,000 4.950%,  1/15/2028
d
371,695
758,000 5.750%,  3/1/2029
d
784,765
787,000 5.375%,  5/30/2030
d
807,293
Azorra Finance, Ltd.
430,000 7.750%,  4/15/2030
d
452,527
Banco Santander SA
1,200,000 4.175%,  3/24/2028
e
1,198,206
Bank of America Corporation
800,000 3.824%,  1/20/2028
e
796,279
537,000 5.202%,  4/25/2029
e
550,459
450,000 2.087%,  6/14/2029
e
426,253
1,500,000 2.496%,  2/13/2031
e
1,388,255
1,475,000 1.922%,  10/24/2031
e
1,310,051
923,000 2.972%,  2/4/2033
e
840,518
953,000 4.571%,  4/27/2033
e
952,803
928,000 5.872%,  9/15/2034
e
994,358
367,000 5.468%,  1/23/2035
e
383,233
902,000 5.425%,  8/15/2035
e
920,139
1,230,000 3.846%,  3/8/2037
e
1,149,175
Bank of New York Mellon
Corporation
70,000 6.317%,  10/25/2029
e
74,492
Bank of Nova Scotia
308,000 4.850%,  2/1/2030 315,336
Barclays plc
160,000 6.125%,  12/15/2025
c,e,k
160,027
930,000 6.496%,  9/13/2027
e
948,840
954,000 4.972%,  5/16/2029
e
968,194
864,000 4.942%,  9/10/2030
e
876,843
900,000 5.746%,  8/9/2033
e
946,100
490,000 5.860%,  8/11/2046
e
503,444
Principal
Amount Long-Term Fixed Income  18.6% Value
Financials  1.7% - continued
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
$ 300,000 7.625%,  2/11/2035
d,e
$ 315,600
Berkshire Hathaway Finance
Corporation
1,231,000 2.850%,  10/15/2050 807,502
BlackRock Funding, Inc.
305,000 5.250%,  3/14/2054 297,440
Blackstone Private Credit Fund
590,000 5.600%,  11/22/2029 600,354
570,000 5.050%,  9/10/2030 563,367
Blue Owl Credit Income
Corporation
769,000 4.700%,  2/8/2027 767,672
Blue Owl Technology Finance
Corporation
250,000 4.750%,  12/15/2025
d
249,371
825,000 6.100%,  3/15/2028
d
835,607
620,000 6.750%,  4/4/2029 639,663
BNP Paribas SA
890,000 5.283%,  11/19/2030
d,e
914,174
1,538,000 3.132%,  1/20/2033
d,e
1,399,668
BPCE SA
250,000 5.876%,  1/14/2031
d,e
261,095
Brookfield Asset Management,
Ltd.
104,000 6.077%,  9/15/2055 107,915
Brookfield Finance, Inc.
330,000 5.813%,  3/3/2055 332,453
Brown & Brown, Inc.
161,000 5.550%,  6/23/2035 165,613
Burford Capital Global Finance,
LLC
383,000 9.250%,  7/1/2031
d
406,963
177,000 7.500%,  7/15/2033
d
180,115
Camden Property Trust
1,012,000 3.150%,  7/1/2029 974,297
Capital One Financial Corporation
210,000 5.700%,  2/1/2030
e
218,025
Capital One NA
1,170,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
e
1,211,507
Charles Schwab Corporation
619,000 6.136%,  8/24/2034
e
674,270
Chubb INA Holdings, LLC
542,000 4.350%,  11/3/2045 477,927
Citadel Finance, LLC
1,000,000 5.900%,  2/10/2030
d
1,014,590
Citadel, LP
465,000 6.375%,  1/23/2032
d
492,163
Citibank NA
875,000 4.914%,  5/29/2030 899,003
Citigroup, Inc.
74,000 3.200%,  10/21/2026 73,384
1,094,000 3.668%,  7/24/2028
e
1,084,347
915,000 3.520%,  10/27/2028
e
902,807
201,000 6.875%,  8/15/2030
e,k
207,142
873,000 4.952%,  5/7/2031
e
889,588
1,308,000 4.910%,  5/24/2033
e
1,323,806
778,000 6.174%,  5/25/2034
e
827,802
670,000 6.020%,  1/24/2036
e
701,882
Citizens Financial Group, Inc.
384,000 5.718%,  7/23/2032
e
400,949

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.6% Value
Financials  1.7% - continued
CNA Financial Corporation
$ 453,000 5.125%,  2/15/2034 $ 457,131
Comerica, Inc.
219,000 5.982%,  1/30/2030
e
227,902
Constellation Insurance, Inc.
328,000 6.800%,  1/24/2030
d
330,502
COPT Defense Properties, LP
532,000 4.500%,  10/15/2030
h
528,492
Corebridge Financial, Inc.
332,000 6.375%,  9/15/2054
e
340,764
462,000 4.350%,  4/5/2042 398,808
Countrywide Home Loans, Inc.
337,586
5.750%,  4/25/2037, Ser.
2007-3, Class A27 145,938
Cousins Properties, LP
193,000 5.375%,  2/15/2032 197,877
Credit Agricole SA
563,000 5.230%,  1/9/2029
d,e
573,801
559,000 5.222%,  5/27/2031
d,e
573,439
666,000 4.818%,  9/25/2033
d,e
661,907
Credit Suisse Group AG
900,000 7.250%,  N/A
*,l
76,500
Deutsche Bank AG/New York, NY
465,000 5.297%,  5/9/2031
e
476,329
280,000 4.950%,  8/4/2031
e
282,648
1,175,000 3.729%,  1/14/2032
e
1,101,909
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
1,225,000 5.950%,  9/17/2030
d
1,195,697
Elevance Health, Inc.
1,185,000 3.125%,  5/15/2050 783,930
820,000 4.625%,  5/15/2042 739,301
Encore Capital Group, Inc.
92,000 9.250%,  4/1/2029
d
97,075
233,000 8.500%,  5/15/2030
d
247,433
200,000 6.625%,  4/15/2031
d,h
199,418
EPR Properties
405,000 4.950%,  4/15/2028 408,133
ERP Operating, LP
515,000 4.950%,  6/15/2032 527,866
Essential Properties, LP
221,000 5.400%,  12/1/2035 221,829
F&G Global Funding
595,000 4.650%,  9/8/2028
d
597,106
Fairfax Financial Holdings, Ltd.
618,000 6.350%,  3/22/2054 653,141
First Citizens BancShares, Inc./NC
805,000 5.600%,  9/5/2035
e
802,873
FirstCash, Inc.
407,000 5.625%,  1/1/2030
d
406,410
First-Citizens Bank & Trust
Company
545,000 6.125%,  3/9/2028 565,463
Five Corners Funding Trust IV
616,000 5.997%,  2/15/2053
d
644,713
Franklin BSP Capital Corporation
597,000 6.000%,  10/2/2030
d,h
590,460
Freedom Mortgage Holdings, LLC
378,000 9.250%,  2/1/2029
d
397,722
163,000 9.125%,  5/15/2031
d
173,359
212,000 8.375%,  4/1/2032
d
222,208
Principal
Amount Long-Term Fixed Income  18.6% Value
Financials  1.7% - continued
$ 176,000 7.875%,  4/1/2033
d
$ 181,311
FTAI Aviation Investors, LLC
171,000 5.500%,  5/1/2028
d
171,027
224,000 7.000%,  5/1/2031
d
234,317
232,000 7.000%,  6/15/2032
d
242,793
GGAM Finance, Ltd.
153,000 7.750%,  5/15/2026
d
153,382
166,000 8.000%,  6/15/2028
d
175,703
452,000 5.875%,  3/15/2030
d
457,648
Global Aircraft Leasing Company,
Ltd.
490,000 8.750%,  9/1/2027
d
506,238
Global Net Lease, Inc.
105,000 4.500%,  9/30/2028
d
102,715
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
309,000 3.750%,  12/15/2027
d
299,916
goeasy, Ltd.
158,000 9.250%,  12/1/2028
d
164,914
82,000 7.625%,  7/1/2029
d
83,099
355,000 6.875%,  2/15/2031
d
343,922
Goldman Sachs BDC, Inc.
394,000 6.375%,  3/11/2027 403,019
755,000 5.650%,  9/9/2030 759,401
Goldman Sachs Group, Inc.
785,000 1.948%,  10/21/2027
e
766,524
931,000 6.484%,  10/24/2029
e
990,751
640,000 5.218%,  4/23/2031
e
661,828
275,000 1.992%,  1/27/2032
e
242,669
2,326,000 3.102%,  2/24/2033
e
2,133,824
Goldman Sachs Private Credit
Corporation
310,000 5.875%,  5/6/2028
c,d
314,609
Howard Hughes Corporation
106,000 4.125%,  2/1/2029
d
101,684
HSBC Holdings plc
200,000 6.875%,  9/11/2029
e,k
207,268
661,000 5.130%,  3/3/2031
e
676,958
850,000 5.741%,  9/10/2036
e
867,264
HUB International, Ltd.
466,000 7.250%,  6/15/2030
d
485,994
Huntington Bancshares, Inc./OH
757,000 5.709%,  2/2/2035
e
789,002
652,000 6.141%,  11/18/2039
e
678,479
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
50,000 6.250%,  5/15/2026 49,941
565,000 5.250%,  5/15/2027 555,365
Invitation Homes Operating
Partnership, LP
769,000 2.000%,  8/15/2031 664,467
568,000 4.950%,  1/15/2033 570,756
Jane Street Group/JSG Finance,
Inc.
263,000 4.500%,  11/15/2029
d
256,749
104,000 7.125%,  4/30/2031
d
109,085
173,000 6.125%,  11/1/2032
d
175,346
418,000 6.750%,  5/1/2033
d
434,149
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
137,000 5.000%,  8/15/2028
d
132,367
251,000 6.625%,  10/15/2031
d
252,671

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.6% Value
Financials  1.7% - continued
Jefferson Capital Holdings, LLC
$ 133,000 6.000%,  8/15/2026
d
$ 132,968
331,000 9.500%,  2/15/2029
d
348,615
123,000 8.250%,  5/15/2030
d
128,636
JPMorgan Chase & Company
590,000 4.979%,  7/22/2028
e
598,988
1,346,000 4.505%,  10/22/2028
e
1,357,500
1,475,000 4.203%,  7/23/2029
e
1,477,853
900,000 2.522%,  4/22/2031
e
834,777
1,100,000 1.953%,  2/4/2032
e
972,364
1,229,000 4.586%,  4/26/2033
e
1,232,827
923,000 4.912%,  7/25/2033
e
941,189
651,000 5.766%,  4/22/2035
e
693,567
375,000 5.502%,  1/24/2036
e
392,329
605,000 5.534%,  11/29/2045
e
622,168
KeyBank NA/Cleveland, OH
777,000 5.000%,  1/26/2033 782,006
Kilroy Realty, LP
310,000 4.250%,  8/15/2029 304,113
572,000 5.875%,  10/15/2035 579,612
Liberty Mutual Group, Inc.
90,000 4.125%,  12/15/2051
d,e
88,397
Lincoln National Corporation
1,220,000 2.330%,  8/15/2030
d
1,103,590
Lloyds Banking Group plc
920,000 5.871%,  3/6/2029
e
954,294
LPL Holdings, Inc.
809,000 4.900%,  4/3/2028 817,746
Macquarie AirFinance Holdings,
Ltd.
159,000 6.400%,  3/26/2029
d
167,446
418,000 5.150%,  3/17/2030
d
423,843
Macquarie Bank, Ltd.
901,000 5.642%,  8/13/2036
d,e
912,680
Marsh & McLennan Companies,
Inc.
231,000 5.450%,  3/15/2053 228,589
Massachusetts Mutual Life
Insurance Company
1,150,000 3.200%,  12/1/2061
d
719,271
Mitsubishi UFJ Financial Group,
Inc.
900,000 2.048%,  7/17/2030 812,379
Mizuho Financial Group, Inc.
398,000 5.098%,  5/13/2031
e
408,985
Molina Healthcare, Inc.
104,000 4.375%,  6/15/2028
d
101,425
200,000 6.250%,  1/15/2033
d
202,222
Morgan Stanley
514,000 5.516%,  11/19/2055
e
519,566
1,925,000 4.350%,  9/8/2026 1,929,048
1,244,000 3.591%,  7/22/2028
e
1,230,908
615,000 5.164%,  4/20/2029
e
629,533
612,000 3.622%,  4/1/2031
e
593,826
615,000 5.250%,  4/21/2034
e
634,203
476,000 5.831%,  4/19/2035
e
507,436
280,000 5.587%,  1/18/2036
e
293,162
1,076,000 5.297%,  4/20/2037
e
1,091,629
MPT Operating Partnership, LP/
MPT Finance Corporation
221,000 8.500%,  2/15/2032
d
234,826
Nasdaq, Inc.
750,000 3.250%,  4/28/2050 522,664
Principal
Amount Long-Term Fixed Income  18.6% Value
Financials  1.7% - continued
National Securities Clearing
Corporation
$ 591,000 4.700%,  5/20/2030
d
$ 603,842
Nationstar Mortgage Holdings,
Inc.
81,000 5.500%,  8/15/2028
d
81,000
170,000 6.500%,  8/1/2029
d
174,401
256,000 5.125%,  12/15/2030
d
258,253
87,000 7.125%,  2/1/2032
d
90,811
NatWest Group plc
650,000 4.445%,  5/8/2030
e
651,583
925,000 6.475%,  6/1/2034
e
972,986
Navient Corporation
96,000 5.000%,  3/15/2027 95,567
106,000 5.500%,  3/15/2029
c
103,913
New York Life Global Funding
925,000 4.550%,  1/28/2033
d
923,662
Nomura Holdings, Inc.
598,000 5.783%,  7/3/2034 633,291
North Haven Private Income Fund,
LLC
216,000 5.125%,  9/25/2028
d
214,884
Omega Healthcare Investors, Inc.
780,000 3.625%,  10/1/2029 748,383
419,000 5.200%,  7/1/2030 425,377
Omnis Funding Trust
492,000 6.722%,  5/15/2055
d
530,695
OneMain Finance Corporation
168,000 3.500%,  1/15/2027 164,190
236,000 3.875%,  9/15/2028 226,812
175,000 6.750%,  3/15/2032 178,241
747,000 7.125%,  9/15/2032 771,679
Osaic Holdings, Inc.
264,000 6.750%,  8/1/2032
d
272,669
Panther Escrow Issuer, LLC
242,000 7.125%,  6/1/2031
d
251,709
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
457,000 4.875%,  5/15/2029
d
445,573
PennyMac Financial Services, Inc.
88,000 7.125%,  11/15/2030
d
91,631
263,000 6.875%,  5/15/2032
d
272,520
184,000 6.875%,  2/15/2033
d
190,092
88,000 6.750%,  2/15/2034
d
89,768
Phoenix Aviation Capital, Ltd.
281,000 9.250%,  7/15/2030
d
298,960
PNC Financial Services Group,
Inc.
307,000 6.615%,  10/20/2027
e
314,505
PRA Group, Inc.
254,000 8.375%,  2/1/2028
d
259,793
Prologis Targeted US Logistics
Fund, LP
618,000 5.250%,  4/1/2029
d
637,850
294,000 5.250%,  1/15/2035
d
300,687
Prologis, LP
416,000 5.250%,  3/15/2054 402,454
Prudential Financial, Inc.
1,170,000 5.125%,  3/1/2052
e
1,174,238
Regency Centers, LP
965,000 4.125%,  3/15/2028 964,954
461,000 5.250%,  1/15/2034 473,795

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.6% Value
Financials  1.7% - continued
RenaissanceRe Holdings, Ltd.
$ 804,000 5.800%,  4/1/2035 $ 843,014
RGA Global Funding
298,000 5.500%,  1/11/2031
d
310,892
RHP Hotel Properties, LP/RHP
Finance Corporation
80,000 4.750%,  10/15/2027 79,649
163,000 4.500%,  2/15/2029
d
159,858
Rithm Capital Corporation
176,000 8.000%,  7/15/2030
d
180,180
RLJ Lodging Trust, LP
149,000 4.000%,  9/15/2029
d
140,703
Rocket Companies, Inc.
264,000 6.375%,  8/1/2033
d
272,478
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
140,000 3.625%,  3/1/2029
d
133,522
301,000 3.875%,  3/1/2031
d
281,087
115,000 4.000%,  10/15/2033
d
105,028
Ryan Specialty, LLC
85,000 4.375%,  2/1/2030
d
82,355
398,000 5.875%,  8/1/2032
d
402,452
Santander Holdings USA, Inc.
308,000 6.499%,  3/9/2029
e
321,352
699,000 5.473%,  3/20/2029
e
712,320
268,000 6.174%,  1/9/2030
e
279,154
Sixth Street Lending Partners
400,000 6.125%,  7/15/2030
d
413,550
SLM Corporation
138,000 6.500%,  1/31/2030 143,805
Societe Generale SA
172,000 10.000%,  11/14/2028
d,e,k
190,525
723,000 5.249%,  5/22/2029
d,e
735,185
575,000 5.439%,  10/3/2036
d,e,h
573,511
Standard Chartered plc
400,000 5.545%,  1/21/2029
d,e
409,735
Starwood Property Trust, Inc.
132,000 4.375%,  1/15/2027
d
130,867
266,000 5.250%,  10/15/2028
d,h
266,077
201,000 6.500%,  10/15/2030
d
207,626
89,000 5.750%,  1/15/2031
d,h
88,945
State Street Corporation
73,000 4.530%,  2/20/2029
e
73,782
Stonex Escrow Issuer, LLC
482,000 6.875%,  7/15/2032
d
496,131
Sumitomo Mitsui Financial Group,
Inc.
850,000 1.710%,  1/12/2031 741,283
Synchrony Financial
328,000 5.935%,  8/2/2030
e
339,983
169,000 7.250%,  2/2/2033 180,339
Synovus Bank
1,201,000 5.625%,  2/15/2028 1,226,168
Toronto-Dominion Bank
309,000 5.146%,  9/10/2034
e
312,765
Travelers Companies, Inc.
128,000 5.050%,  7/24/2035 130,281
Truist Financial Corporation
623,000 6.047%,  6/8/2027
e
630,230
440,000 5.125%,  12/15/2027
e,k
433,707
770,000 5.122%,  1/26/2034
e
782,320
390,000 5.711%,  1/24/2035
e
409,255
Principal
Amount Long-Term Fixed Income  18.6% Value
Financials  1.7% - continued
U.S. Bancorp
$ 954,000 5.775%,  6/12/2029
e
$ 992,852
244,000 5.836%,  6/12/2034
e
260,003
416,000 5.678%,  1/23/2035
e
438,003
UBS Group AG
928,000 6.246%,  9/22/2029
d,e
979,080
200,000 6.600%,  8/5/2030
c,d,e,k
201,070
767,000 3.091%,  5/14/2032
d,e
709,756
589,000 5.699%,  2/8/2035
d,e
620,517
300,000 5.379%,  9/6/2045
d,e
300,165
United Wholesale Mortgage, LLC
440,000 5.500%,  4/15/2029
d
433,952
UnitedHealth Group, Inc.
616,000 5.875%,  2/15/2053 633,300
923,000 4.750%,  5/15/2052 813,719
Wells Fargo & Company
1,103,000 4.900%,  1/24/2028
e
1,113,142
923,000 3.526%,  3/24/2028
e
914,763
607,000 5.707%,  4/22/2028
e
621,104
1,400,000 2.393%,  6/2/2028
e
1,360,947
644,000 5.574%,  7/25/2029
e
667,411
507,000 5.389%,  4/24/2034
e
526,804
1,180,000 4.900%,  11/17/2045 1,074,543
Wynnton Funding Trust II
221,000 5.991%,  8/15/2055
d
226,846
XHR, LP
189,000 4.875%,  6/1/2029
d
185,111
87,000 6.625%,  5/15/2030
d
89,390
Zions Bancorp NA
564,000 4.704%,  8/18/2028
e
565,753
500,000 6.816%,  11/19/2035
e
531,478
Total 154,731,104
Foreign Government  <0.1%
Eagle Funding Luxco SARL
300,000 5.500%,  8/17/2030
d
304,368
Mexico Government International
Bond
637,000 5.625%,  9/22/2035 633,853
NBN Company, Ltd.
540,000 4.150%,  9/16/2030
d
536,967
Saudi Arabian Oil Company
578,000 5.250%,  7/17/2034
d
594,527
Teine Energy, Ltd.
345,000 6.875%,  4/15/2029
d
339,430
Total 2,409,145
Mortgage-Backed Securities  5.3%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
1,413,048 5.500%,  12/1/2038 1,449,825
5,391,969 5.500%,  2/1/2040 5,513,762
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
8,563,431 2.000%,  1/1/2052 7,005,307
4,916,989 2.000%,  5/1/2051 4,022,365
9,785,105 2.500%,  5/1/2051 8,356,693
7,184,376 3.500%,  5/1/2052 6,619,756
8,151,218 4.000%,  5/1/2052 7,753,112
4,648,986 5.000%,  7/1/2053 4,654,187
2,434,069 5.500%,  7/1/2053 2,480,271

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.6% Value
Mortgage-Backed Securities  5.3% - continued
$ 6,445,740 3.500%,  8/1/2052 $ 5,938,480
5,061,662 5.000%,  8/1/2053 5,079,535
6,956,600 5.500%,  9/1/2053 7,110,810
3,216,569 3.500%,  9/1/2047 3,009,137
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
3,145,714 2.500%,  7/1/2030 3,049,496
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
946,501 5.500%,  9/1/2039 973,216
11,750,000 5.000%,  10/1/2040
h
11,871,022
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
4,257,691 3.000%,  12/1/2036 4,033,933
4,423,034 3.000%,  8/1/2038 4,197,169
6,904,821 3.500%,  5/1/2040 6,602,771
4,509,968 2.500%,  4/1/2042 4,028,992
2,032,376 2.000%,  5/1/2042 1,759,284
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
17,573,600 3.000%,  1/1/2052 15,573,887
1,823,370 2.000%,  2/1/2051 1,491,610
1,206,071 2.000%,  2/1/2051 986,628
5,156,297 2.500%,  2/1/2051 4,405,520
4,171,954 2.500%,  2/1/2051 3,520,810
9,211,138 5.500%,  2/1/2055 9,379,420
18,126,536 2.000%,  3/1/2051 14,728,356
11,029,556 4.000%,  3/1/2051 10,579,666
6,775,132 2.000%,  3/1/2052 5,534,836
18,941,476 3.000%,  3/1/2052 16,790,773
8,257,491 2.000%,  4/1/2051 6,682,373
10,285,793 3.000%,  4/1/2051 9,062,573
6,898,254 5.500%,  4/1/2054 7,040,255
7,625,167 3.000%,  5/1/2050 6,720,735
2,257,630 2.000%,  5/1/2051 1,838,045
8,538,833 3.000%,  5/1/2051 7,682,598
3,068,985 3.500%,  5/1/2052 2,823,229
18,374,903 2.000%,  6/1/2050 14,976,002
6,927,361 3.000%,  6/1/2050 6,246,442
2,778,817 4.000%,  6/1/2052 2,626,307
3,560,955 5.000%,  6/1/2053 3,569,565
14,339,917 2.500%,  7/1/2051 12,289,878
4,342,726 3.500%,  7/1/2051 4,014,089
2,730,272 3.000%,  7/1/2052 2,437,109
7,612,387 4.000%,  7/1/2052 7,194,619
1,886,579 2.500%,  8/1/2050 1,624,281
9,224,859 3.500%,  8/1/2050 8,557,297
4,794,122 3.500%,  8/1/2052 4,395,288
16,736,138 4.500%,  8/1/2052 16,321,295
6,810,942 5.000%,  8/1/2053 6,827,409
13,691,117 6.000%,  8/1/2054 14,304,504
6,866,150 2.500%,  9/1/2051 5,875,781
3,373,626 3.500%,  9/1/2052 3,108,067
6,888,086 3.500%,  9/1/2052 6,354,391
5,313,261 5.000%,  9/1/2052 5,317,643
5,575,795 4.500%,  9/1/2053 5,458,946
9,231,640 4.500%,  9/1/2053 9,007,071
14,236,122 4.000%,  10/1/2052 13,518,740
2,184,892 2.000%,  11/1/2051 1,787,310
4,317,369 3.500%,  11/1/2052 3,996,016
8,992,627 2.000%,  12/1/2050 7,323,642
Principal
Amount Long-Term Fixed Income  18.6% Value
Mortgage-Backed Securities  5.3% - continued
$ 24,072,212 2.500%,  12/1/2051 $ 20,531,231
13,591,626 4.500%,  12/1/2052 13,314,860
5,075,000 5.500%,  10/1/2041
h
5,116,808
3,737,716 3.500%,  12/1/2047 3,505,968
2,400,000 4.000%,  10/1/2048
h
2,261,670
1,550,000 4.500%,  10/1/2048
h
1,503,280
3,275,000 5.000%,  10/1/2048
h
3,247,677
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
16,879,265 2.500%,  3/1/2062 13,765,090
4,349,861 3.500%,  7/1/2061 3,905,154
7,073,622 4.000%,  12/1/2061 6,620,542
PRPM, LLC
1,537,260
6.255%,  5/25/2030, Ser.
2025-3, Class A1
d,f
1,540,741
Total 472,795,150
Technology  0.4%
Accenture Capital, Inc.
638,000 4.500%,  10/4/2034 629,211
Advanced Micro Devices, Inc.
615,000 4.393%,  6/1/2052
c
528,855
Amentum Holdings, Inc.
328,000 7.250%,  8/1/2032
d
340,584
Apple, Inc.
918,000 2.650%,  2/8/2051 585,681
582,000 3.750%,  9/12/2047 468,012
Block, Inc.
176,000 5.625%,  8/15/2030
d
178,319
175,000 3.500%,  6/1/2031 162,859
593,000 6.500%,  5/15/2032 613,759
176,000 6.000%,  8/15/2033
d
180,231
Boost Newco Borrower, LLC
483,000 7.500%,  1/15/2031
d
512,412
Broadcom, Inc.
513,000 4.900%,  7/15/2032 524,793
354,000 3.469%,  4/15/2034
d
323,061
1,231,000 3.137%,  11/15/2035
d
1,065,019
1,350,000 3.187%,  11/15/2036
d
1,152,060
600,000 4.926%,  5/15/2037
d
598,391
378,000 4.900%,  2/15/2038 375,975
CACI International, Inc.
116,000 6.375%,  6/15/2033
d
119,660
Central Parent, Inc./CDK Global,
Inc.
141,000 7.250%,  6/15/2029
d
121,409
Cisco Systems, Inc.
301,000 5.300%,  2/26/2054 297,116
Clarivate Science Holdings
Corporation
177,000 3.875%,  7/1/2028
d
170,336
Cloud Software Group, Inc.
1,063,000 6.500%,  3/31/2029
d
1,072,589
552,000 9.000%,  9/30/2029
d
572,538
CommScope Technologies, LLC
176,000 5.000%,  3/15/2027
d
174,617
CommScope, LLC
175,000 4.750%,  9/1/2029
d
173,876
Consensus Cloud Solutions, Inc.
83,000 6.000%,  10/15/2026
d
82,840
CoreWeave, Inc.
264,000 9.000%,  2/1/2031
d
270,568

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.6% Value
Technology  0.4% - continued
Dell, Inc.
$ 563,000 6.500%,  4/15/2038 $ 610,877
Diebold Nixdorf, Inc.
431,000 7.750%,  3/31/2030
d
454,646
Fair Isaac Corporation
308,000 6.000%,  5/15/2033
d
311,833
Fiserv, Inc.
639,000 2.650%,  6/1/2030 591,643
613,000 5.350%,  3/15/2031 637,470
537,000 5.600%,  3/2/2033 562,663
645,000 5.150%,  8/12/2034 652,709
Foundry JV Holdco, LLC
698,000 5.900%,  1/25/2030
d
736,047
300,000 5.900%,  1/25/2033
d
316,346
Gen Digital, Inc.
199,000 7.125%,  9/30/2030
d
204,908
87,000 6.250%,  4/1/2033
d
88,816
Global Payments, Inc.
923,000 5.300%,  8/15/2029 943,908
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
161,000 3.500%,  3/1/2029
d
152,544
Helios Software Holdings, Inc./ION
Corporate Solutions Finance
SARL
181,000 4.625%,  5/1/2028
d
175,055
Hewlett Packard Enterprise
Company
85,000 4.400%,  9/25/2027 85,378
528,000 4.850%,  10/15/2031 533,513
II-VI, Inc.
164,000 5.000%,  12/15/2029
d
161,737
Intel Corporation
1,028,000 4.900%,  7/29/2045 908,987
ION Platform Finance US, Inc.
343,000 7.875%,  9/30/2032
d
340,746
ION Trading Technologies SARL
248,000 9.500%,  5/30/2029
d
261,931
Iron Mountain, Inc.
570,000 4.875%,  9/15/2029
d
561,135
580,000 5.250%,  7/15/2030
d
573,601
585,000 4.500%,  2/15/2031
d
558,398
Kioxia Holdings Corporation
533,000 6.625%,  7/24/2033
d
547,940
KLA Corporation
923,000 3.300%,  3/1/2050 660,265
Marvell Technology, Inc.
155,000 5.950%,  9/15/2033 166,301
Mastercard, Inc.
210,000 3.950%,  2/26/2048 173,201
Microchip Technology, Inc.
131,000 5.050%,  3/15/2029 133,854
Micron Technology, Inc.
197,000 5.650%,  11/1/2032 206,738
NCR Atleos Corporation
133,000 9.500%,  4/1/2029
d
143,975
NCR Voyix Corporation
244,000 5.000%,  10/1/2028
d
240,354
151,000 5.125%,  4/15/2029
d
148,572
Neptune Bidco US, Inc.
356,000 9.290%,  4/15/2029
d
349,482
NXP BV/NXP Funding, LLC
480,000 5.550%,  12/1/2028 496,847
Principal
Amount Long-Term Fixed Income  18.6% Value
Technology  0.4% - continued
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
$ 480,000 4.300%,  6/18/2029 $ 479,419
480,000 3.250%,  5/11/2041 364,687
Open Text Corporation
207,000 3.875%,  12/1/2029
d
195,667
Open Text Holdings, Inc.
268,000 4.125%,  2/15/2030
d
253,876
Oracle Corporation
615,000 6.900%,  11/9/2052 684,280
558,000 5.250%,  2/3/2032 575,268
449,000 4.800%,  9/26/2032 449,540
290,000 4.700%,  9/27/2034 283,209
505,000 5.875%,  9/26/2045 506,371
1,250,000 4.000%,  7/15/2046 973,717
Paychex, Inc.
166,000 5.600%,  4/15/2035 173,782
PayPal Holdings, Inc.
542,000 5.500%,  6/1/2054
c
543,757
Pitney Bowes, Inc.
83,000 6.875%,  3/15/2027
d
82,934
RingCentral, Inc.
459,000 8.500%,  8/15/2030
d
488,391
Rocket Software, Inc.
199,000 9.000%,  11/28/2028
d
205,134
Roper Technologies, Inc.
771,000 1.750%,  2/15/2031 671,934
Sabre GLBL, Inc.
45,000 8.625%,  6/1/2027
c,d
45,644
176,000 11.125%,  7/15/2030
d
170,447
Seagate Data Storage Technology,
Private Ltd.
327,350 9.625%,  12/1/2032
d
370,781
119,000 5.750%,  12/1/2034
d
118,617
Sensata Technologies BV
392,000 4.000%,  4/15/2029
d
376,192
Sensata Technologies, Inc.
177,000 4.375%,  2/15/2030
d
170,833
95,000 3.750%,  2/15/2031
d
87,673
84,000 6.625%,  7/15/2032
d
86,921
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
400,000 6.750%,  8/15/2032
d
413,556
SS&C Technologies, Inc.
301,000 5.500%,  9/30/2027
d
300,480
87,000 6.500%,  6/1/2032
d
89,944
Synopsys, Inc.
502,000 5.700%,  4/1/2055 506,634
UKG, Inc.
165,000 6.875%,  2/1/2031
d
170,253
Verisk Analytics, Inc.
260,000 5.250%,  3/15/2035 265,054
Viavi Solutions, Inc.
178,000 3.750%,  10/1/2029
d
167,824
Xerox Corporation
202,000 10.250%,  10/15/2030
d
205,199
Xerox Holdings Corporation
124,000 5.500%,  8/15/2028
d
72,852
Total 35,538,061
Transportation  0.1%
Air Canada
173,000 3.875%,  8/15/2026
d
171,430

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.6% Value
Transportation  0.1% - continued
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
$ 245,750 5.500%,  4/20/2026
d
$ 245,858
416,767 5.750%,  4/20/2029
d
418,361
Avianca Midco 2 plc
253,000 9.000%,  12/1/2028
d
252,684
200,000 9.625%,  2/14/2030
c,d
198,940
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
216,000 5.375%,  3/1/2029
c,d
210,635
Burlington Northern Santa Fe, LLC
724,000 2.875%,  6/15/2052 463,584
15,000 5.750%,  5/1/2040 15,860
625,000 4.450%,  3/15/2043 563,653
Canadian Pacific Railway
Company
615,000 4.700%,  5/1/2048 548,850
DCLI Bidco, LLC
329,000 7.750%,  11/15/2029
d
342,085
Delta Air Lines, Inc.
407,000 5.250%,  7/10/2030 415,218
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
1,340,000 4.750%,  10/20/2028
d
1,347,535
ERAC USA Finance, LLC
616,000 5.400%,  5/1/2053
d
613,229
Norfolk Southern Corporation
577,000 5.100%,  5/1/2035 589,120
OneSky Flight, LLC
424,000 8.875%,  12/15/2029
d
445,858
Rand Parent, LLC
436,000 8.500%,  2/15/2030
c,d
453,032
RXO, Inc.
164,000 7.500%,  11/15/2027
d
166,760
Ryder System, Inc.
464,000 4.850%,  6/15/2030
c
473,434
Star Leasing Company, LLC
171,000 7.625%,  2/15/2030
d
166,166
Stena International SA
265,000 7.250%,  1/15/2031
d
270,173
Stonepeak Nile Parent, LLC
131,000 7.250%,  3/15/2032
d
137,947
Union Pacific Corporation
1,231,000 2.973%,  9/16/2062 737,522
United Airlines, Inc.
805,000 4.625%,  4/15/2029
d
792,674
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
102,000 7.875%,  5/1/2027
d
103,591
194,000 6.375%,  2/1/2030
c,d
189,088
Watco Companies, LLC/Watco
Finance Corporation
177,000 7.125%,  8/1/2032
d
183,207
Total 10,516,494
U.S. Government & Agencies  6.0%
U.S. Treasury Bonds
14,500,000 4.750%,  11/15/2053 14,524,922
19,150,000 5.250%,  11/15/2028 20,046,908
2,975,000 4.375%,  5/15/2040 2,943,972
44,475,000 1.375%,  11/15/2040 29,016,463
1,340,000 3.000%,  5/15/2042 1,087,127
5,750,000 3.250%,  5/15/2042 4,830,449
Principal
Amount Long-Term Fixed Income  18.6% Value
U.S. Government & Agencies  6.0% - continued
$ 68,726,000 2.500%,  5/15/2046 $ 48,325,653
39,200,000 2.875%,  5/15/2049 28,597,625
U.S. Treasury Notes
21,200,000 2.625%,  1/31/2026 21,105,801
2,300,000 0.500%,  2/28/2026 2,268,087
90,300,000 2.500%,  2/28/2026 89,776,190
6,400,000 4.625%,  2/28/2026 6,417,700
38,900,000 4.375%,  7/31/2026 39,086,598
9,500,000 3.500%,  9/30/2026 9,479,961
7,285,000 2.250%,  11/15/2027 7,082,386
13,950,000 3.875%,  12/31/2027 14,026,834
1,500,000 0.750%,  1/31/2028 1,404,609
30,100,000 3.500%,  1/31/2028 30,020,047
15,300,000 3.625%,  3/31/2028 15,304,184
72,550,000 2.875%,  5/15/2028 71,192,521
21,000,000 4.375%,  8/31/2028 21,427,383
9,500,000 3.500%,  9/30/2029 9,432,832
12,000,000 3.625%,  8/31/2030 11,938,125
270,000 1.375%,  11/15/2031 233,698
32,000,000 4.500%,  11/15/2033 33,085,000
Total 532,655,075
Utilities  0.4%
AEP Texas, Inc.
190,000 5.850%,  10/15/2055 189,151
AES Corporation
178,000 7.600%,  1/15/2055
e
184,382
1,227,000 3.950%,  7/15/2030
d
1,184,825
Algonquin Power & Utilities
Corporation
620,000 4.750%,  1/18/2082
e
604,965
Alpha Generation, LLC
149,000 6.750%,  10/15/2032
d
153,811
American Water Capital
Corporation
254,000 5.700%,  9/1/2055 257,977
Atmos Energy Corporation
150,000 5.000%,  12/15/2054 139,618
Berkshire Hathaway Energy
Company
1,165,000 4.500%,  2/1/2045 1,031,460
Calpine Corporation
353,000 4.500%,  2/15/2028
d
351,511
Capital Power US Holdings, Inc.
594,000 5.257%,  6/1/2028
d
605,287
Commonwealth Edison Company
1,025,000 3.700%,  3/1/2045 811,782
Consolidated Edison Company of
New York, Inc.
579,000 4.500%,  12/1/2045 507,606
1,250,000 4.125%,  5/15/2049 1,013,205
Constellation Energy Generation,
LLC
310,000 6.125%,  1/15/2034 337,348
Consumers Energy Company
1,012,000 4.350%,  4/15/2049 866,465
Dominion Energy, Inc.
81,000 6.875%,  2/1/2055
e
84,781
81,000 7.000%,  6/1/2054
e
87,827
DTE Electric Company
965,000 3.700%,  3/15/2045 760,033
475,000 3.700%,  6/1/2046 371,599
Duke Energy Carolinas, LLC
1,050,000 3.700%,  12/1/2047 807,692

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  18.6% Value
Utilities  0.4% - continued
Duke Energy Corporation
$ 117,000 6.450%,  9/1/2054
e
$ 123,585
918,000 5.450%,  6/15/2034 954,856
Duke Energy Indiana, LLC
847,000 3.750%,  5/15/2046 668,169
Enel Finance International NV
629,000 5.125%,  6/26/2029
d
644,359
Entergy Louisiana, LLC
175,000 5.800%,  3/15/2055 179,175
Exelon Corporation
410,000 4.700%,  4/15/2050 353,957
983,000 4.450%,  4/15/2046 837,010
FirstEnergy Corporation
769,000 4.850%,  7/15/2047 680,686
Georgia Power Company
523,000 4.950%,  5/17/2033 533,509
303,000 5.250%,  3/15/2034 312,557
Hawaiian Electric Company, Inc.
89,000 6.000%,  10/1/2033
d
89,774
ITC Holdings Corporation
760,000 5.300%,  7/1/2043 728,844
Jersey Central Power & Light
Company
450,000 2.750%,  3/1/2032
d
402,351
Lightning Power, LLC
326,000 7.250%,  8/15/2032
d
345,141
Long Ridge Energy, LLC
261,000 8.750%,  2/15/2032
d
268,284
MidAmerican Energy Company
706,000 5.850%,  9/15/2054 743,340
National Rural Utilities Cooperative
Finance Corporation
292,000 3.700%,  3/15/2029 287,855
NextEra Energy Capital Holdings,
Inc.
572,000 5.900%,  3/15/2055 589,496
213,000 5.300%,  3/15/2032 221,195
NiSource, Inc.
82,000 6.375%,  3/31/2055
e
84,869
900,000 5.650%,  2/1/2045 896,489
NRG Energy, Inc.
141,000 3.375%,  2/15/2029
d
133,290
240,000 5.250%,  6/15/2029
d
239,223
138,000 6.000%,  2/1/2033
d
140,149
530,000 5.750%,  1/15/2034
d,h
529,459
271,000 6.250%,  11/1/2034
d
277,800
Pacific Gas and Electric Company
618,000 5.550%,  5/15/2029 636,133
538,000 4.550%,  7/1/2030 534,263
300,000 5.800%,  5/15/2034 310,849
PG&E Corporation
137,000 5.000%,  7/1/2028 135,732
PPL Capital Funding, Inc.
640,000 5.250%,  9/1/2034 654,562
PPL Electric Utilities Corporation
547,000 3.950%,  6/1/2047 445,898
Public Service Company of
Colorado
779,000 4.500%,  6/1/2052 655,693
Public Service Enterprise Group,
Inc.
834,000 4.900%,  3/15/2030 852,479
Principal
Amount Long-Term Fixed Income  18.6% Value
Utilities  0.4% - continued
San Diego Gas & Electric
Company
$ 940,000 4.150%,  5/15/2048 $ 762,492
Southern California Edison
Company
224,000 5.450%,  3/1/2035 226,703
Southern Company
983,000 5.113%,  8/1/2027 999,626
885,000 4.850%,  3/15/2035 875,922
Southern Company Gas Capital
Corporation
620,000 4.400%,  5/30/2047 520,793
Southwestern Electric Power
Company
620,000 3.900%,  4/1/2045 480,944
Talen Energy Supply, LLC
329,000 8.625%,  6/1/2030
d
349,246
TerraForm Power Operating, LLC
662,000 5.000%,  1/31/2028
d
657,222
Virginia Electric and Power
Company
222,000 5.350%,  1/15/2054 213,335
850,000 4.600%,  12/1/2048 742,140
Vistra Corporation
163,000 8.000%,  10/15/2026
d,e,k
166,726
407,000 7.000%,  12/15/2026
d,e,k
413,215
Vistra Operations Company, LLC
328,000 5.000%,  7/31/2027
d
326,915
Xcel Energy, Inc.
462,000 4.600%,  6/1/2032 458,367
257,000 5.600%,  4/15/2035 266,416
XPLR Infrastructure Operating
Partners, LP
566,000 3.875%,  10/15/2026
d
557,875
Total 33,860,293
Total Long-Term Fixed Income
(cost $1,731,192,306) 1,661,466,871
Shares Private Equity Funds 1.3% Value
Secondary  1.3%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,a,b
17,210,957
1 ASF IX, LP
*,a,b
14,948,442
1 ASF VIII Sidecar (Cayman), LP
*,a,b
3,111,873
1 Crown Global Secondaries VI
Feeder S.A., SICAV-RAIF
*,a,b
15,352,068
1 LCP X (Offshore), LP
*,a,b
41,345,730
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,a,b
25,492,389
Total 117,461,459
Total Private Equity Funds
(cost $91,350,441) 117,461,459
Shares
Collateral Held for Securities
Loaned 0.2% Value
18,351,415 Thrivent Cash Management Trust 18,351,415
Total Collateral Held for
Securities Loaned
(cost $18,351,415) 18,351,415

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 14.7% Value
Federal Farm Credit Bank
Discount Notes
1,200,000 4.250%, 10/2/2025
m
$ 1,199,731
Federal Home Loan Bank Discount
Notes
6,800,000 4.255%, 10/2/2025
m,n
6,798,478
3,300,000 4.258%, 10/8/2025
m,n
3,297,045
9,400,000 4.260%, 10/10/2025
m,n
9,389,477
7,200,000 4.250%, 10/24/2025
m,n
7,180,656
3,200,000 4.240%, 10/29/2025
m,n
3,189,612
100,000 4.160%, 10/30/2025
m,n
99,664
6,900,000 4.150%, 11/3/2025
m,n
6,875,041
14,500,000 4.150%, 11/19/2025
m,n
14,422,868
2,900,000 3.935%, 12/12/2025
m,n
2,877,330
25,000,000 3.890%, 12/17/2025
m,n
24,791,188
Federal Home Loan Mortgage
Corporation Discount Notes
100,000 4.200%, 10/8/2025
m,n
99,910
4,000,000 3.899%, 12/8/2025
m,n
3,970,445
9,200,000 3.900%, 12/23/2025
m,n
9,117,246
Federal National Mortgage
Association Discount Notes
100,000 4.025%, 12/2/2025
m,n
99,325
16,000,000 3.960%, 12/3/2025
m,n
15,890,347
100,000 3.955%, 12/4/2025
m,n
99,304
11,700,000 3.860%, 12/22/2025
m,n
11,596,011
State Street Institutional U.S.
Government Money Market
Fund
261,452,953 4.090%
m
261,452,953
Thrivent Core Short-Term Reserve
Fund
92,149,525 4.410% 921,495,248
U.S. Treasury Bills
1,800,000 4.206%, 10/14/2025
m,o
1,797,374
800,000 4.228%, 10/16/2025
m
798,649
200,000 4.230%, 10/23/2025
m
199,508
1,600,000 3.876%, 12/23/2025
m,o
1,585,742
100,000 3.859%, 12/26/2025
m,o
99,080
Total Short-Term Investments
(cost $1,308,361,240) 1,308,422,232
Total Investments (cost
$7,176,050,452) 100.2% $8,936,430,885
Other Assets and Liabilities, Net
(0.2%) (19,083,252)
Total Net Assets 100.0% $8,917,347,633
a Non-income producing security.
b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
c All or a portion of the security is on loan.
d Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2025, the value of these investments was $322,624,555 or
3.6% of total net assets.
e Denotes variable rate securities. The rate shown is as of
September 30, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
f Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2025.
g All or a portion of the security is insured or guaranteed.
h Denotes investments purchased
on
a when-issued or
delayed-delivery basis.
i Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
j Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of September 30, 2025.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Defaulted security.  Interest is not being accrued.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderate Allocation Portfolio as of September 30, 2025 was
$117,537,959 or 1.32% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of September 30, 2025.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 13,539,574
ASF IX, LP  3/18/2024 11,604,661
ASF VIII Sidecar (Cayman), LP  6/28/2024 2,745,891
Credit Suisse Group AG  9/5/2018 900,000
Crown Global Secondaries VI
Feeder S.A., SICAV-RAIF  2/15/2024 11,648,000
LCP X (Offshore), LP  10/25/2023 31,833,465
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 19,978,850

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation
Portfolio as of September 30, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 17,575,132
Common Stock 53,656
Total lending $17,628,788
Gross amount payable upon return of
collateral for securities loaned $18,351,415
Net amounts due to counterparty $722,627
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SLST - Seasoned Loans Structured Transactions
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Moderate Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 3,138,416,734 3,138,416,734 – –
U.S. Unaffiliated 33,757,092 33,757,092 – –
Common Stock
Communications Services 310,392,997 310,392,997 – –
Consumer Discretionary 319,495,959 319,495,959 – –
Consumer Staples 51,182,448 51,182,448 – –
Energy 42,248,206 42,248,206 – –
Financials 270,965,453 270,915,350 – 50,103
Health Care 200,483,175 200,483,175 – –
Industrials 187,818,654 187,694,589 124,065 –
Information Technology 878,991,975 876,723,515 2,268,460 –
Materials 44,355,862 44,206,130 149,732 –
Real Estate 39,039,341 39,039,341 – –
Utilities 35,277,903 35,277,903 – –
Long-Term Fixed Income
Asset-Backed Securities 41,801,562 – 41,801,562 –
Basic Materials 13,061,507 – 13,061,507 –
Capital Goods 27,408,720 – 27,408,720 –
Collateralized Mortgage Obligations 106,223,209 – 106,223,209 –
Commercial Mortgage-Backed Securities 30,866,706 – 30,866,706 –
Communications Services 42,687,674 – 42,687,674 –
Consumer Cyclical 55,825,649 – 55,825,649 –
Consumer Non-Cyclical 57,957,214 – 57,957,214 –
Energy 43,129,308 – 43,129,308 –
Financials 154,731,104 – 154,731,104 –
Foreign Government 2,409,145 – 2,409,145 –
Mortgage-Backed Securities 472,795,150 – 472,795,150 –
Technology 35,538,061 – 35,538,061 –
Transportation 10,516,494 – 10,516,494 –
U.S. Government & Agencies 532,655,075 – 532,655,075 –
Utilities 33,860,293 – 33,860,293 –
Private Equity Funds
Secondary 117,461,459 – – 117,461,459
Short-Term Investments 386,926,984 261,452,953 125,474,031 –
Subtotal Investments in Securities $7,718,281,113 $5,811,286,392 $1,789,483,159 $117,511,562
Other Investments  * Total
Affiliated Short-Term Investments 921,495,248
U.S. Affiliated Registered Investment Cos. 278,303,109
Collateral Held for Securities Loaned 18,351,415
Subtotal Other Investments $1,218,149,772
Total Investments at Value $8,936,430,885
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Moderate Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 28,103,377 28,103,377 – –
Credit Default Swaps 3,503 – 3,503 –
Total Asset Derivatives $28,106,880 $28,103,377 $3,503 $–
Liability Derivatives
Futures Contracts 6,690,420 3,201,558 3,488,862 –
Total Liability Derivatives $6,690,420 $3,201,558 $3,488,862 $–

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderate
Allocation Portfolio as discussed in the Notes to Schedule of Investments.
* Change in net unrealized appreciation/(depreciation) on investments.
   % Net realized gains/(losses) on investments.
 # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
Investments in
Securities
Beginning
Value
12/31/2024
Realized
Gain/
(Loss)
%
C hange in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
9/30/2025
Common Stock
Financials  $- $-  $26,519  $23,584  $-  $-  $-  $50,103
Private Equity Funds
 Secondary 81,176,498 -  11,642,227 41,457,705 (16,814,971) - -  117,461,459
Total  $81,176,498 $-   $11,668,746 $41,481,289 $(16,814,971)  $- $- $117,511,562
 Investments in Securities
Ending
 Value
9/30/2025 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $117,461,459
Adjusted reported investment of
net asset value   Fair Value adjustment ** N/A
Total  $117,461,459

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Moderate Allocation Portfolio's futures contracts held as of September 30, 2025. Investments and/or cash totaling
$119,793,947 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 818 December 2025 $ 91,765,187 $ 259,813
CBOT 2-Yr. U.S. Treasury Note 1,170 December 2025 243,872,694 (46,519)
CBOT 5-Yr. U.S. Treasury Note 1,374 December 2025 150,069,736 (35,380)
CBOT U.S. Long Bond 276 December 2025 31,589,083 590,792
CME E-mini Russell 2000 Index 21 December 2025 2,562,004 16,271
CME E-mini S&P 500 Index 4,807 December 2025 1,598,082,586 21,575,976
CME E-mini S&P Mid-Cap 400 Index 2 December 2025 669,344 (12,104)
CME Ultra Long Term U.S. Treasury Bond 291 December 2025 34,113,779 824,409
Ultra 10-Yr. U.S. Treasury Note 347 December 2025 39,596,916 335,195
Total Futures Long Contracts $ 2,192,321,329 $ 23,508,453
CME E-mini Russell 2000 Index (635) December 2025 ( $ 77,513,677) ( $ 448,448)
CME E-mini S&P Mid-Cap 400 Index (806) December 2025 (269,231,336) 4,363,616
CME Euro Foreign Exchange Currency (542) December 2025 (80,028,105) 137,305
Eurex Euro STOXX 50 Index (1,932) December 2025 (122,490,921) (3,488,862)
ICE mini MSCI EAFE Index (2,358) December 2025 (327,530,192) (856,678)
ICE US mini MSCI Emerging Markets Index (1,465) December 2025 (97,795,596) (1,802,429)
Total Futures Short Contracts ( $ 974,589,827) ($2,095,496)
Total Futures Contracts $ 1,217,731,502 $21,412,957
The following table presents Moderate Allocation Portfolio's credit default swap contracts held as of September 30, 2025. Investments totaling
$3,482,196 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 45, 5 Year, at 5.00%, Quarterly Sell 12/20/2030 ( $ 37,952,000) $ – $ 3,503 $ 3,503
Total Credit Default Swaps $– $3,503 $3,503
1 As the buyer of protection, Moderate Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderate Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
9/30/2025
Shares Held at
9/30/2025
% of Net
Assets
9/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $147,942 $6,200 $26,029 $136,493 15,780 1.5%
Core Emerging Markets Equity 58,114 – – 73,582 6,262 0.8
Core Low Volatility Equity 6,121 – – 6,753 550 0.1
Core Mid Cap Value 110,125 – 68,999 42,735 3,729 0.5
Core Small Cap Value 53,644 – 34,010 18,740 1,690 0.2
Global Stock 548,857 62,665 – 642,694 40,897 7.2
High Yield 111,350 5,061 16,902 101,654 23,797 1.2
Income 322,135 10,334 64,899 277,142 30,648 3.1
International Equity 306,451 7,969 – 384,872 32,704 4.3
International Index 69,162 1,814 – 86,979 5,289 1.0
Large Cap Value 1,022,828 148,298 – 1,166,106 49,991 13.1
Mid Cap Stock 393,239 44,397 190,010 208,451 10,722 2.3
Short-Term Bond 184,322 5,304 34,254 158,048 15,925 1.8
Small Cap Stock 188,456 11,390 73,000 112,471 6,058 1.2
Total U.S. Affiliated Registered Investment
Companies 3,522,746 3,416,720 38.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% 1,430,631 503,067 1,012,203 921,495 92,150 10.4
Total Affiliated Short-Term Investments 1,430,631 921,495 10.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 10,075 677,923 669,647 18,351 18,351 0.2
Total Collateral Held for Securities Loaned 10,075 18,351 0.2
Total Value $4,963,452 $4,356,566
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 9/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($5,260) $13,640 $ – $6,200
Core Emerging Markets Equity – 15,468 – –
Core Low Volatility Equity – 632 – –
Core Mid Cap Value Fund 5,972 (4,363) – –
Core Small Cap Value Fund 3,404 (4,298) – –
Global Stock – 31,172 52,054 10,611
High Yield (2,195) 4,340 – 5,063
Income (7,172) 16,744 – 10,237
International Equity – 70,452 – 7,969
International Index – 16,003 – 1,813
Large Cap Value – (5,020) 131,088 17,211
Mid Cap Stock 19,035 (58,210) 41,269 3,128
Short-Term Bond 25 2,651 – 5,304
Small Cap Stock (3,504) (10,871) 10,312 1,078
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% 67 (67) – 30,535
Total Income/Non Cash Income from Affiliated
Investments $99,149
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 49
Total Affiliated Income from Securities Loaned, Net $49
Total Value $10,372 $88,273 $ 234,723

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies   43.8% Value
U.S. Affiliated   43.3%
6,308,349 Thrivent Core Emerging Markets
Debt Fund $ 54,567,222
13,875,253 Thrivent Core Emerging Markets
Equity Fund 163,034,223
5,137,191 Thrivent Core International Equity
Fund 66,012,901
516,927 Thrivent Core Low Volatility Equity
Fund 6,347,862
5,070,297 Thrivent Core Mid Cap Value Fund 58,105,609
2,916,607 Thrivent Core Small Cap Value
Fund 32,345,173
45,420,108 Thrivent Global Stock Portfolio 713,781,541
9,529,512 Thrivent High Yield Portfolio 40,707,217
12,162,934 Thrivent Income Portfolio 109,986,982
54,775,892 Thrivent International Equity
Portfolio 644,619,132
3,761,011 Thrivent International Index
Portfolio 61,851,706
40,188,815 Thrivent Large Cap Value Portfolio 937,448,317
14,551,575 Thrivent Mid Cap Stock Portfolio 282,905,909
6,367,913 Thrivent Short-Term Bond Portfolio 63,198,348
9,093,734 Thrivent Small Cap Stock Portfolio 168,820,621
Total 3,403,732,763
U.S. Unaffiliated   0.5%
16,543 Invesco QQQ Trust Series 1 9,931,921
14,857 Invesco Senior Loan ETF
a
310,957
600 iShares Semiconductor ETF 162,672
31,393 SPDR S&P 500 ETF Trust 20,913,389
9,428 SPDR S&P Biotech ETF 944,685
3,899 SPDR S&P Software & Services
ETF 771,066
4,085 VanEck Semiconductor ETF 1,333,181
Total 34,367,871
Total Registered Investment
Companies (cost $2,555,460,689) 3,438,100,634
Shares Common Stock 31.4% Value
Communications Services  3.9%
230,926 Alphabet, Inc., Class A 56,138,111
253,553 Alphabet, Inc., Class C 61,752,833
141,743 AT&T, Inc. 4,002,822
71,115 CarGurus, Inc.
b
2,647,611
69,957 Comcast Corporation 2,198,049
34,558 E.W. Scripps Company
b
85,013
1,163 Electronic Arts, Inc. 234,577
2,675 Fox Corporation, Class A 168,685
1,637 Fox Corporation, Class B 93,784
1,342 Globalstar, Inc.
b
48,835
4,074 Iridium Communications, Inc. 71,132
16,894 Liberty Global, Ltd., Class A
b
193,605
1,075 Liberty Media Corporation-Liberty
Formula One
b
112,284
551 Liberty Media Corporation-Liberty
Live Group
b
53,430
1,296 Madison Square Garden
Entertainment Corporation
b
80,508
266 Madison Square Garden Sports
Corporation
b
60,382
8,170 Magnite, Inc.
b
177,943
43,305 Match Group, Inc. 1,529,533
141,786 Meta Platforms, Inc. 104,124,803
31,454 Netflix, Inc.
b
37,710,830
Shares Common Stock  31.4% Value
Communications Services  3.9% - continued
12,096 New York Times Company $ 694,310
43,679 News Corporation, Class A 1,341,382
59,228 Pinterest, Inc.
b
1,905,365
146 Reddit, Inc.
b
33,579
10,181 ROBLOX Corporation
b
1,410,272
1,539 Sirius XM Holdings, Inc. 35,820
19,629 Spotify Technology SA
b
13,701,042
8,237 T-Mobile US, Inc. 1,971,773
786 Trade Desk, Inc.
b
38,522
149,053 Uniti Group, Inc. 912,204
62,849 Verizon Communications, Inc. 2,762,214
36,843 Walt Disney Company 4,218,523
144,907 Warner Brothers Discovery, Inc.
b
2,830,034
57,466 Warner Music Group Corporation 1,957,292
Total 305,297,102
Consumer Discretionary  4.1%
7,276 Adient plc
b
175,206
280,692 ADT, Inc. 2,444,827
1,758 Advance Auto Parts, Inc. 107,941
541,286 Amazon.com, Inc.
b
118,850,167
20,710 American Axle & Manufacturing
Holdings, Inc.
b
124,467
7,601 American Eagle Outfitters, Inc. 130,053
55,756 Aptiv plc
b
4,807,282
2,047 Aramark 78,605
195 Asbury Automotive Group, Inc.
b
47,668
802 Autoliv, Inc. 99,047
13,391 Bath & Body Works, Inc. 344,952
759 Booking Holdings, Inc. 4,098,046
8,650 Boot Barn Holdings, Inc.
b
1,433,478
21,069 BorgWarner, Inc. 926,193
811 Bright Horizons Family Solutions,
Inc.
b
88,050
254 Brinker International, Inc.
b
32,177
1,323 Buckle, Inc. 77,607
16,218 Build-A-Bear Workshop, Inc. 1,057,576
1,577 CarMax, Inc.
b
70,760
128,634 Carnival Corporation
b
3,718,809
221 Carvana Company
b
83,370
95 Cavco Industries, Inc.
b
55,169
10,914 Champion Homes, Inc.
b
833,502
6,751 Chewy, Inc.
b
273,078
10,805 Columbia Sportswear Company 565,101
8,551 Coursera, Inc.
b
100,132
618 Crocs, Inc.
b
51,634
13,693 D.R. Horton, Inc. 2,320,553
5,413 Dana, Inc. 108,477
246 Darden Restaurants, Inc. 46,829
8,635 Deckers Outdoor Corporation
b
875,330
335 Domino's Pizza, Inc. 144,623
70,932 DoorDash, Inc.
b
19,292,795
1,108 Dorman Products, Inc.
b
172,715
224 Dutch Bros, Inc.
b
11,724
1,952 eBay, Inc. 177,534
12,993 Etsy, Inc.
b
862,605
55,364 Expedia Group, Inc. 11,834,055
1,499 Five Below, Inc.
b
231,895
29,815 Ford Motor Company 356,587
5,494 Fox Factory Holding Corporation
b
133,449
12,104 Frontdoor, Inc.
b
814,478
12,397 Gap, Inc. 265,172
2,099 Garmin, Ltd. 516,816
5,831 Garrett Motion, Inc. 79,418
500 General Motors Company 30,485

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  31.4% Value
Consumer Discretionary  4.1% - continued
19,122 Gentex Corporation $ 541,153
4,631 GigaCloud Technology, Inc.
b
131,520
17,979 Goodyear Tire & Rubber
Company
b
134,483
6,178 Grand Canyon Education, Inc.
b
1,356,195
206 Group 1 Automotive, Inc. 90,127
10,887 Hasbro, Inc. 825,779
29,490 Hilton Worldwide Holdings, Inc. 7,650,886
85,938 Home Depot, Inc. 34,821,218
8,210 Installed Building Products, Inc. 2,025,079
27,195 Laureate Education, Inc.
b
857,730
3,057 La-Z-Boy, Inc. 104,916
1,095 Lear Corporation 110,168
513 Lithia Motors, Inc. 162,108
11,811 Lowe's Companies, Inc. 2,968,222
573 Lululemon Athletica, Inc.
b
101,954
395 M/I Homes, Inc.
b
57,054
20,822 Mattel, Inc.
b
350,434
5,485 McDonald's Corporation 1,666,837
5,790 MGM Resorts International
b
200,681
11,419 Modine Manufacturing Company
b
1,623,325
2,939 Mohawk Industries, Inc.
b
378,896
3,199 Murphy USA, Inc. 1,242,044
4,359 National Vision Holdings, Inc.
b
127,239
121 NVR, Inc.
b
972,194
46,106 O'Reilly Automotive, Inc.
b
4,970,688
752 Planet Fitness, Inc.
b
78,058
3,127 Pool Corporation 969,589
554 PulteGroup, Inc. 73,200
1,651 Ralph Lauren Corporation 517,688
809 Red Rock Resorts, Inc. 49,398
37,672 Ross Stores, Inc. 5,740,836
30 Royal Caribbean Cruises, Ltd. 9,707
2,566 Service Corporation International/
US 213,543
11,531 SharkNinja, Inc.
b
1,189,423
6,747 Sonos, Inc.
b
106,603
89,411 Sony Group Corporation ADR 2,574,143
5,471 Stoneridge, Inc.
b
41,689
1,302 Strategic Education, Inc. 111,985
1,102 Tapestry, Inc. 124,768
672 Taylor Morrison Home Corporation
b
44,359
125,215 Tesla, Inc.
b
55,685,615
456 Texas Roadhouse, Inc. 75,764
1,457 Toll Brothers, Inc. 201,270
95 TopBuild Corporation
b
37,132
4,388 Travel + Leisure Company 261,042
686 Ulta Beauty, Inc.
b
375,070
164 United Parks & Resorts, Inc.
b
8,479
1,187 Universal Technical Institute, Inc.
b
38,637
546 Urban Outfitters, Inc.
b
39,001
2,902 Valvoline, Inc.
b
104,211
8,212 VF Corporation 118,499
2,006 Viking Holdings, Ltd.
b
124,693
1,519 Visteon Corporation 182,067
1,274 Wayfair, Inc.
b
113,806
11,973 Wingstop, Inc. 3,013,365
570 Winmark Corporation 283,729
42,727 Wyndham Hotels & Resorts, Inc. 3,413,887
8,440 Wynn Resorts, Ltd. 1,082,599
1,602 Yum! Brands, Inc. 243,504
Total 319,668,726
Consumer Staples  0.7%
4,824 Albertsons Companies, Inc. 84,468
Shares Common Stock  31.4% Value
Consumer Staples  0.7% - continued
9,386 Altria Group, Inc. $ 620,039
1,752 Archer-Daniels-Midland Company 104,665
1,635 BellRing Brands, Inc.
b
59,432
18,784 BJ's Wholesale Club Holdings,
Inc.
b
1,751,608
3,611 Casey's General Stores, Inc. 2,041,371
3,442 Central Garden & Pet Company,
Class A
b
101,642
2,415 Church & Dwight Company, Inc. 211,627
23,098 Colgate-Palmolive Company 1,846,454
10,295 Conagra Brands, Inc. 188,501
1,332 Costco Wholesale Corporation 1,232,939
231,827 Coty, Inc.
b
936,581
3,799 Darling Ingredients, Inc.
b
117,275
623 e.l.f. Beauty, Inc.
b
82,535
1,533 Ingredion, Inc. 187,195
14,386 J & J Snack Foods Corporation 1,382,351
2,156 John B. Sanfilippo & Son, Inc. 138,588
127,861 Kenvue, Inc. 2,075,184
57,869 Keurig Dr Pepper, Inc. 1,476,238
1,523 Kimberly-Clark Corporation 189,370
584 Kraft Heinz Company 15,207
1,873 Kroger Company 126,259
3,448 Maplebear, Inc.
b
126,749
1,026 Marzetti Company 177,283
1,865 McCormick & Company, Inc. 124,787
12,777 Monster Beverage Corporation
b
860,020
15,510 Philip Morris International, Inc. 2,515,722
1,406 Primo Brands Corporation 31,073
32,442 Procter & Gamble Company 4,984,713
163 Sprouts Farmers Markets, Inc.
b
17,734
46,801 Sysco Corporation 3,853,594
1,469 Turning Point Brands, Inc. 145,225
1,675 Tyson Foods, Inc. 90,953
57,278 Unilever plc ADR 3,395,440
3,241 US Foods Holding Corporation
b
248,325
31,190 Vita Coco Company, Inc.
b
1,324,639
230,005 Walmart, Inc. 23,704,315
Total 56,570,101
Energy  0.6%
85,626 Antero Midstream Corporation 1,664,570
6,318 Antero Resources Corporation
b
212,032
6,154 APA Corporation 149,419
4,751 Archrock, Inc. 124,999
28,461 Baker Hughes Company 1,386,620
1,381 Cactus, Inc. 54,508
1,401 California Resources Corporation 74,505
10,086 Cheniere Energy, Inc. 2,370,008
4,161 Chevron Corporation 646,162
1,486 Chord Energy Corporation 147,664
7,054 Civitas Resources, Inc. 229,255
107,703 ConocoPhillips 10,187,627
98,292 Devon Energy Corporation 3,446,118
16,584 DHT Holdings, Inc. 198,179
3,462 DT Midstream, Inc. 391,414
105,821 Enterprise Products Partners, LP 3,309,023
22,119 EOG Resources, Inc. 2,479,982
2,393 EQT Corporation 130,251
2,891 Expand Energy Corporation 307,140
74,055 Exxon Mobil Corporation 8,349,701
4,283 Gulfport Energy Corporation
b
775,137
63,488 Halliburton Company 1,561,805
28,726 Hess Midstream, LP 992,483
3,556 HF Sinclair Corporation 186,121

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  31.4% Value
Energy  0.6% - continued
64,852 Kinder Morgan, Inc. $ 1,835,960
3,309 Kodiak Gas Services, Inc. 122,334
41,696 Kosmos Energy, Ltd.
b
69,215
11,900 Marathon Petroleum Corporation 2,293,606
2,125 Matador Resources Company 95,476
1,996 Noble Corporation plc 56,447
1,249 Occidental Petroleum Corporation 59,015
4,981 Oceaneering International, Inc.
b
123,429
5,356 Oil States International, Inc.
b
32,457
3,414 ONEOK, Inc. 249,120
14,031 Ovintiv, Inc. 566,572
2,913 Par Pacific Holdings, Inc.
b
103,179
14,396 Permian Resources Corporation 184,269
849 Phillips 66 115,481
7,170 Range Resources Corporation 269,879
957 Ranger Energy Services, Inc. 13,436
8,064 Ring Energy, Inc.
b
8,790
19,712 Shell plc ADR 1,409,999
2,591 SM Energy Company 64,697
4,602 Talos Energy, Inc.
b
44,133
178 Targa Resources Corporation 29,822
54,874 TechnipFMC plc 2,164,779
396 Valero Energy Corporation 67,423
289 Weatherford International plc 19,776
43,875 Williams Companies, Inc. 2,779,481
Total 52,153,498
Financials  3.8%
597 1st Source Corporation 36,751
6,371 Affiliated Managers Group, Inc. 1,519,038
2,032 Affirm Holdings, Inc.
b
148,499
933 Aflac, Inc. 104,216
34,223 AGNC Investment Corporation 335,043
16,385 Allstate Corporation 3,517,040
14,296 Ally Financial, Inc. 560,403
30,421 Amalgamated Financial
Corporation 825,930
7,899 Amerant Bancorp, Inc. 152,214
38,626 American Express Company 12,830,012
27,314 American International Group, Inc. 2,145,242
16,926 Ameriprise Financial, Inc. 8,314,897
1,355 Ameris Bancorp 99,335
1,122 AMERISAFE, Inc. 49,188
5,650 Annaly Capital Management, Inc. 114,186
3,176 Arch Capital Group, Ltd. 288,158
11,177 Ares Management Corporation 1,787,091
4,362 Arthur J. Gallagher & Company 1,351,086
5,279 Artisan Partners Asset
Management, Inc. 229,109
41,088 Associated Banc-Corp 1,056,372
1,448 Assurant, Inc. 313,637
4,337 Atlantic Union Bankshares
Corporation 153,053
2,001 Axis Capital Holdings, Ltd. 191,696
198,313 Bank of America Corporation 10,230,968
2,235 Bank of N.T. Butterfield & Son, Ltd. 95,926
31,619 Bank of New York Mellon
Corporation 3,445,206
1,736 Bank OZK 88,501
2,300 BankFinancial Corporation 27,669
4,719 BankUnited, Inc. 180,077
2,963 Bar Harbor Bankshares 90,253
2,994 BCB Bancorp, Inc. 25,988
39,249 Beacon Financial Corporation 930,594
14,944 Berkshire Hathaway, Inc.
b
7,512,947
Shares Common Stock  31.4% Value
Financials  3.8% - continued
1,468 BlackRock, Inc. $ 1,711,497
2,259 Blackstone Mortgage Trust, Inc. 41,588
1,695 Block, Inc.
b
122,498
16,427 Blue Owl Capital, Inc. 278,109
2,151 Bread Financial Holdings, Inc. 119,961
4,958 Bridgewater Bancshares, Inc.
b
87,261
2,718 Brown & Brown, Inc. 254,921
2,511 Burke & Herbert Financial Services
Corporation 154,904
4,056 Business First Bancshares, Inc. 95,762
13,872 Byline Bancorp, Inc. 384,671
684 C&F Financial Corporation 45,965
3,319 Cadence Bank 124,595
5,401 California BanCorp
b
90,089
345 Camden National Corporation 13,314
1,285 Capital City Bank Group, Inc. 53,700
26,125 Capital One Financial Corporation 5,553,652
17,489 Capitol Federal Financial, Inc. 111,055
1,775 Carlyle Group, Inc. 111,292
270 Cathay General Bancorp 12,963
7,992 Central Pacific Financial
Corporation 242,477
124,294 Charles Schwab Corporation 11,866,348
10,949 Chubb, Ltd. 3,090,355
1,298 Cincinnati Financial Corporation 205,214
14,909 Citigroup, Inc. 1,513,263
1,339 Citizens Financial Group, Inc. 71,181
4,172 Civista Bancshares, Inc. 84,733
3,400 CNB Financial Corporation 82,280
6,649 CNO Financial Group, Inc. 262,968
1,257 Coinbase Global, Inc.
b
424,225
3,997 Colony Bankcorp, Inc. 67,989
10,937 Columbia Banking System, Inc. 281,518
2,857 Comerica, Inc. 195,762
2,679 Commerce Bancshares, Inc. 160,097
236 Community Financial System, Inc. 13,839
10,810 Community Trust Bancorp, Inc. 604,819
1,214 Community West Bancshares 25,300
2,658 ConnectOne Bancorp, Inc. 65,945
1,194 Cullen/Frost Bankers, Inc. 151,363
394 Dave, Inc.
b
78,544
288 Diamond Hill Investment Group,
Inc. 40,323
2,725 Donnelley Financial Solutions, Inc.
b
140,147
5,694 Dynex Capital, Inc. 69,979
3,624 East West Bancorp, Inc. 385,775
2,028 Eastern Bankshares, Inc. 36,808
3,346 Enact Holdings, Inc. 128,286
7,873 Enova International, Inc.
b
906,104
1,771 Enterprise Financial Services
Corporation 102,683
2,926 Equitable Holdings, Inc. 148,582
971 Equity Bancshares, Inc. 39,520
5,900 Essent Group, Ltd. 375,004
1,097 Euronet Worldwide, Inc.
b
96,328
1,400 Evercore, Inc. 472,248
5,701 F.N.B. Corporation 91,843
3,826 Farmers National Banc
Corporation 55,133
821 Federal Agricultural Mortgage
Corporation 137,912
9,509 Federated Hermes, Inc. 493,802
1,430 Fidelity National Information
Services, Inc. 94,294
2,700 Fifth Third Bancorp 120,285
11,074 Financial Institutions, Inc. 301,213

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  31.4% Value
Financials  3.8% - continued
5,260 First American Financial
Corporation $ 337,902
7,107 First Bancorp/Puerto Rico 156,709
1,193 First Citizens BancShares, Inc./NC 2,134,468
7,997 First Financial Bancorp 201,924
1,564 First Financial Bankshares, Inc. 52,629
3,964 First Financial Corporation 223,728
1,007 First Hawaiian, Inc. 25,004
12,178 First Horizon Corporation 275,345
3,659 First Internet Bancorp 82,071
48 First Interstate BancSystem, Inc. 1,530
3,899 First Merchants Corporation 146,992
4,533 First Mid-Illinois Bancshares, Inc. 171,710
1,284 FirstCash Holdings, Inc. 203,411
12,470 Fiserv, Inc.
b
1,607,757
2,040 Flagstar Financial, Inc. 23,562
6,327 Flushing Financial Corporation 87,376
2,053 Flywire Corporation
b
27,798
7,593 Franklin Resources, Inc. 175,626
52,477 Fulton Financial Corporation 977,647
7,818 Genworth Financial, Inc.
b
69,580
34,652 Glacier Bancorp, Inc. 1,686,513
1,070 Global Life, Inc. 152,978
761 Global Payments, Inc. 63,224
9,992 Great Southern Bancorp, Inc. 612,010
174 Hamilton Lane, Inc. 23,453
1,228 Hancock Whitney Corporation 76,885
579 Hanover Insurance Group, Inc. 105,164
6,110 HarborOne Bancorp, Inc. 83,096
2,457 Hartford Insurance Group, Inc. 327,739
611 HBT Financial, Inc. 15,397
3,858 Heritage Financial Corporation 93,325
743 Home Bancorp, Inc. 40,363
3,057 Home BancShares, Inc. 86,513
8,603 Hometrust Bancshares, Inc. 352,207
10,172 Horizon Bancorp, Inc. 162,854
18,503 Houlihan Lokey, Inc. 3,799,036
5,342 Huntington Bancshares, Inc./OH 92,256
134 Independent Bank Corporation/MA 9,269
5,452 Independent Bank Corporation/MI 168,876
48,396 Intercontinental Exchange, Inc. 8,153,758
116,493 Invesco, Ltd. 2,672,349
130 Jack Henry & Associates, Inc. 19,361
1,626 Jackson Financial, Inc. 164,600
46,677 Janus Henderson Group plc 2,077,593
1,418 Jefferies Financial Group, Inc. 92,766
110,067 JPMorgan Chase & Company 34,718,434
14,512 Kearny Financial Corporation/MD 95,344
135,319 KeyCorp 2,529,112
3,914 Ladder Capital Corporation 42,702
6,931 Lazard, Inc. 365,818
4,278 LendingClub Corporation
b
64,983
5,405 Lincoln National Corporation 217,984
349 Loews Corporation 35,036
1,630 M&T Bank Corporation 322,121
970 MarketAxess Holdings, Inc. 169,022
4,770 Marsh & McLennan Companies,
Inc. 961,298
11,156 Mastercard, Inc. 6,345,644
3,101 Mercantile Bank Corporation 139,545
30,883 MetLife, Inc. 2,543,833
79,490 MGIC Investment Corporation 2,255,131
4,941 Midland States Bancorp, Inc. 84,689
23,168 MidWestOne Financial Group, Inc. 655,423
7,625 Moody's Corporation 3,633,160
Shares Common Stock  31.4% Value
Financials  3.8% - continued
1,373 Morningstar, Inc. $ 318,550
4,109 MSCI, Inc. 2,331,488
74,186 Nasdaq, Inc. 6,561,752
3,401 National Bank Holdings
Corporation 131,415
18,808 NMI Holdings, Inc.
b
721,099
3,956 Northeast Community Bancorp,
Inc. 81,375
12,167 Northern Trust Corporation 1,637,678
8,904 Northfield Bancorp, Inc. 105,067
63,046 Northwest Bancshares, Inc. 781,140
3,404 OceanFirst Financial Corporation 59,808
13,055 OFG Bancorp 567,762
75,384 Old National Bancorp 1,654,679
15,319 Old Republic International
Corporation 650,598
33,512 Old Second Bancorp, Inc. 579,255
21,012 OneMain Holdings, Inc. 1,186,338
2,748 Orange County Bancorp, Inc. 69,277
2,557 Origin Bancorp, Inc. 88,268
5,702 Orrstown Financial Services, Inc. 193,754
946 Palomar Holdings, Inc.
b
110,445
67 Park National Corporation 10,890
1,542 Paymentus Holdings, Inc.
b
47,185
2,248 PCB Bancorp 47,208
3,461 Peoples Bancorp, Inc./OH 103,795
1,338 Peoples Financial Services
Corporation 65,040
1,629 Pinnacle Financial Partners, Inc. 152,784
838 PNC Financial Services Group,
Inc. 168,379
8,825 Popular, Inc. 1,120,863
1,566 Principal Financial Group, Inc. 129,837
19,115 Progressive Corporation 4,720,449
1,644 Prosperity Bancshares, Inc. 109,079
41,793 Provident Financial Services, Inc. 805,769
1,637 Prudential Financial, Inc. 169,822
10,703 Radian Group, Inc. 387,663
3,075 Regions Financial Corporation 81,088
1,841 Reinsurance Group of America,
Inc. 353,711
401 RenaissanceRe Holdings, Ltd. 101,826
599 Renasant Corporation 22,097
3,609 Repay Holdings Corporation
b
18,875
24,886 Rithm Capital Corporation 283,452
17,973 RLI Corporation 1,172,199
100,475 Robinhood Markets, Inc.
b
14,386,011
10,776 S&P Global, Inc. 5,244,787
44,397 SEI Investments Company 3,767,085
546 ServisFirst Bancshares, Inc. 43,969
8,972 Shore Bancshares, Inc. 147,231
2,689 Sierra Bancorp 77,739
8,703 Simmons First National
Corporation 166,837
17,882 Sony Financial Group, Inc. ADR
b,c
99,153
1,880 Southern Missouri Bancorp, Inc. 98,813
2,459 SouthState Bank Corporation 243,121
2,136 Starwood Property Trust, Inc. 41,374
5,512 StepStone Group, Inc. 359,989
3,252 Stifel Financial Corporation 369,004
1,249 StoneX Group, Inc.
b
126,049
1,687 Synchrony Financial 119,861
5,001 Synovus Financial Corporation 245,449
1,571 Third Coast Bancshares, Inc.
b
59,651
20,458 Toast, Inc.
b
746,922
1,556 Tompkins Financial Corporation 103,023

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  31.4% Value
Financials  3.8% - continued
4,686 Towne Bank/Portsmouth, VA $ 161,995
12,208 TPG RE Finance Trust, Inc. 104,500
1,226 TPG, Inc. 70,434
14,870 Tradeweb Markets, Inc. 1,650,273
32,837 Triumph Financial, Inc.
b
1,643,163
13,793 Trustmark Corporation 546,203
3,933 U.S. Bancorp 190,082
1,582 UMB Financial Corporation 187,230
2,343 United Bankshares, Inc. 87,183
6,497 United Community Banks, Inc. 203,681
1,724 Unity Bancorp, Inc. 84,252
3,746 Univest Financial Corporation 112,455
5,783 Unum Group 449,802
7,407 Valley National Bancorp 78,514
3,386 Virtu Financial, Inc. 120,203
136,393 Visa, Inc. 46,561,842
1,000 WaFd, Inc. 30,290
3,616 Washington Trust Bancorp, Inc. 104,502
4,146 Webster Financial Corporation 246,438
131,479 Wells Fargo & Company 11,020,570
23,923 WesBanco, Inc. 763,861
2,129 Western Alliance Bancorp 184,627
25,841 Western Union Company 206,470
10 White Mountains Insurance Group,
Ltd. 16,715
253 Willis Towers Watson plc 87,399
2,373 Wintrust Financial Corporation 314,280
9,030 WisdomTree, Inc. 125,517
365 WSFS Financial Corporation 19,684
26,962 Zions Bancorp NA 1,525,510
Total 296,381,746
Health Care  2.8%
39,513 AbbVie, Inc. 9,148,840
87,896 ADMA Biologics, Inc.
b
1,288,555
48,477 Agilent Technologies, Inc. 6,222,023
1,430 Agios Pharmaceuticals, Inc.
b
57,400
122 Align Technology, Inc.
b
15,277
1,049 Alkermes plc
b
31,470
46,332 Amgen, Inc. 13,074,890
6,101 Amicus Therapeutics, Inc.
b
48,076
19,083 Amneal Pharmaceuticals, Inc.
b
191,021
8,838 ANI Pharmaceuticals, Inc.
b
809,561
1,946 Anika Therapeutics, Inc.
b
18,292
1,503 Argenx SE ADR
b
1,108,553
924 Artivion, Inc.
b
39,122
5,412 Aurinia Pharmaceuticals, Inc.
b
59,803
78,145 Avantor, Inc.
b
975,250
2,493 Azenta, Inc.
b
71,599
608 Becton, Dickinson and Company 113,799
14,274 Biogen, Inc.
b
1,999,502
1,706 Biohaven, Ltd.
b
25,607
18,752 BioMarin Pharmaceutical, Inc.
b
1,015,608
6,503 Bio-Techne Corporation 361,762
81,817 Boston Scientific Corporation
b
7,987,794
587 Bruker Corporation 19,072
486 Cardinal Health, Inc. 76,283
4,195 CareDx, Inc.
b
60,995
7,327 Caribou Biosciences, Inc.
b
17,072
5,594 Cencora, Inc. 1,748,293
2,577 Charles River Laboratories
International, Inc.
b
403,197
7,154 Cigna Group 2,062,141
68,892 Concentra Group Holdings Parent,
Inc. 1,441,910
Shares Common Stock  31.4% Value
Health Care  2.8% - continued
7,796 Cooper Companies, Inc.
b
$ 534,494
21,216 CorVel Corporation
b
1,642,543
78,243 Danaher Corporation 15,512,457
7,343 Denali Therapeutics, Inc.
b
106,620
11,945 Dentsply Sirona, Inc. 151,582
26,997 Dexcom, Inc.
b
1,816,628
1,697 Doximity, Inc.
b
124,136
4,840 Dyne Therapeutics, Inc.
b
61,226
1,082 Edwards Lifesciences
Corporation
b
84,147
24,754 Elanco Animal Health, Inc.
b
498,546
34,962 Eli Lilly & Company 26,676,006
7,009 Enanta Pharmaceuticals, Inc.
b
83,898
25,089 Encompass Health Corporation 3,186,805
7,223 Fate Therapeutics, Inc.
b
9,101
18,943 Fortrea Holdings, Inc.
b
159,500
1,432 GE HealthCare Technologies, Inc. 107,543
41,030 Gilead Sciences, Inc. 4,554,330
9,770 GoodRx Holdings, Inc.
b
41,327
12,757 Halozyme Therapeutics, Inc.
b
935,598
26,029 HealthEquity, Inc.
b
2,466,768
979 Henry Schein, Inc.
b
64,976
90 Hims & Hers Health, Inc.
b
5,105
8,818 IDEXX Laboratories, Inc.
b
5,633,732
4,717 Illumina, Inc.
b
447,974
13,034 Incyte Corporation
b
1,105,414
31,219 Indivior plc
b
752,690
925 Insmed, Inc.
b
133,209
4,901 Insulet Corporation
b
1,513,086
30,966 Intuitive Surgical, Inc.
b
13,848,924
2,052 Ionis Pharmaceuticals, Inc.
b
134,242
1,342 IQVIA Holding, Inc.
b
254,899
1,362 Jazz Pharmaceuticals, Inc.
b
179,512
82,396 Johnson & Johnson 15,277,866
12,146 Kura Oncology, Inc.
b
107,492
12,688 Labcorp Holdings, Inc. 3,642,217
4,635 Medpace Holdings, Inc.
b
2,383,132
94,888 Medtronic plc 9,037,133
57,801 Merck & Company, Inc. 4,851,238
19,314 Merit Medical Systems, Inc.
b
1,607,504
359 Mettler-Toledo International, Inc.
b
440,712
3,755 Myriad Genetics, Inc.
b
27,149
8,673 Natera, Inc.
b
1,396,093
7,198 Neurocrine Biosciences, Inc.
b
1,010,455
820 Option Care Health, Inc.
b
22,763
12,361 Organon & Company 132,015
13,103 Penumbra, Inc.
b
3,319,252
1,940 Perrigo Company plc 43,204
48,430 Pfizer, Inc. 1,233,996
1,365 Prestige Consumer Healthcare,
Inc.
b
85,176
4,505 Progyny, Inc.
b
96,948
4,276 Prothena Corporation plc
b
41,734
3,746 QIAGEN NV 167,371
888 Quest Diagnostics, Inc. 169,235
7,212 REGENXBIO, Inc.
b
69,596
18,021 Relay Therapeutics, Inc.
b
94,070
8,358 Repligen Corporation
b
1,117,214
203 ResMed, Inc. 55,567
124 Revvity, Inc. 10,869
241 Rigel Pharmaceuticals, Inc.
b
6,828
7,946 Rocket Pharmaceuticals, Inc.
b
25,904
39,043 Royalty Pharma plc 1,377,437
55,911 Sanofi SA ADR 2,638,999
995 SIGA Technologies, Inc. 9,104

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  31.4% Value
Health Care  2.8% - continued
2,415 Sotera Health Company
b
$ 37,988
27,146 STERIS plc 6,717,006
36,505 Stevanato Group SPA 940,004
10,633 Stryker Corporation 3,930,701
147 Supernus Pharmaceuticals, Inc.
b
7,025
2,012 Teleflex, Inc. 246,188
8,686 Tenet Healthcare Corporation
b
1,763,605
7,824 Thermo Fisher Scientific, Inc. 3,794,796
45,988 Twist Bioscience Corporation
b
1,294,102
2,402 UFP Technologies, Inc.
b
479,439
253 United Therapeutics Corporation
b
106,060
9,979 UnitedHealth Group, Inc. 3,445,749
593 Universal Health Services, Inc. 121,233
2,421 Vaxcyte, Inc.
b
87,204
510 Veeva Systems, Inc.
b
151,934
22,437 Vericel Corporation
b
706,092
10,457 Vertex Pharmaceuticals, Inc.
b
4,095,379
61,407 Viatris, Inc. 607,929
804 Viemed Healthcare, Inc.
b
5,459
2,077 Viking Therapeutics, Inc.
a,b
54,584
37,486 Waystar Holding Corporation
b
1,421,469
4,500 West Pharmaceutical Services,
Inc. 1,180,485
7,440 Xencor, Inc.
b
87,271
3,319 Xenon Pharmaceuticals, Inc.
b
133,258
27,045 Zimmer Biomet Holdings, Inc. 2,663,933
Total 217,896,951
Industrials  2.7%
4,901 A.O. Smith Corporation 359,782
769 Acuity, Inc. 264,836
9,337 Advanced Drainage Systems, Inc. 1,295,042
2,656 AECOM 346,528
474 AGCO Corporation 50,751
1,067 Alaska Air Group, Inc.
b
53,115
2,980 Allegheny Technologies, Inc.
b
242,393
1,992 Allegion plc 353,281
2,864 Allison Transmission Holdings, Inc. 243,096
45,319 Amentum Holdings, Inc.
b
1,085,390
34,510 AMETEK, Inc. 6,487,880
4,221 API Group Corporation
b
145,076
408 Applied Industrial Technologies,
Inc. 106,508
1,639 Arcosa, Inc. 153,591
3,746 Armstrong World Industries, Inc. 734,253
26,524 Atmus Filtration Technologies, Inc. 1,195,967
20,603 Automatic Data Processing, Inc. 6,046,981
3,085 Axon Enterprise, Inc.
b
2,213,919
531 AZZ, Inc. 57,948
3,018 Badger Infrastructure Solutions,
Ltd. 133,107
31,020 Barrett Business Services, Inc. 1,374,806
4,342 Brady Corporation 338,806
178 Brink's Company 20,801
228 Broadridge Financial Solutions,
Inc. 54,303
28,523 BWX Technologies, Inc. 5,258,786
1,949 C.H. Robinson Worldwide, Inc. 258,048
13,111 Casella Waste Systems, Inc.
b
1,243,972
42,526 Caterpillar, Inc. 20,291,281
21,371 CECO Environmental Corporation
b
1,094,195
8,422 Clean Harbors, Inc.
b
1,955,757
214,234 CNH Industrial NV 2,324,439
1,454 Copart, Inc.
b
65,386
255 CSW Industrials, Inc. 61,901
Shares Common Stock  31.4% Value
Industrials  2.7% - continued
232,818 CSX Corporation $ 8,267,367
816 Cummins, Inc. 344,654
3,415 Curtiss-Wright Corporation 1,854,140
70,037 Delta Air Lines, Inc. 3,974,600
7,731 DNOW, Inc.
b
117,898
1,417 Donaldson Company, Inc. 115,981
221 Dycom Industries, Inc.
b
64,479
1,923 EMCOR Group, Inc. 1,249,065
3,343 Energy Recovery, Inc.
b
51,549
42,186 Enerpac Tool Group Corporation 1,729,626
2,383 EnerSys 269,184
11,720 EnPro, Inc. 2,648,720
45,333 ExlService Holdings, Inc.
b
1,996,012
1,126 Expeditors International of
Washington, Inc. 138,036
355,163 Fastenal Company 17,417,194
13,739 Federal Signal Corporation 1,634,804
8,637 Ferguson Enterprises, Inc. 1,939,697
42,418 Flowserve Corporation 2,254,093
3,406 Fortive Corporation 166,860
2,445 Fortune Brands Innovations, Inc. 130,539
55,959 Gates Industrial Corporation plc
b
1,388,902
898 Generac Holdings, Inc.
b
150,325
10,937 General Dynamics Corporation 3,729,517
12,982 General Electric Company 3,905,245
597 Gorman-Rupp Company 27,707
11,900 Graco, Inc. 1,011,024
22,327 Great Lakes Dredge & Dock
Corporation
b
267,701
3,382 Helios Technologies, Inc. 176,304
38,622 Hexcel Corporation 2,421,599
1,768 HNI Corporation 82,831
14,963 Honeywell International, Inc. 3,149,712
13,401 Howmet Aerospace, Inc. 2,629,678
5,621 Hudson Technologies, Inc.
b
55,817
10,902 Huron Consulting Group, Inc.
b
1,600,087
163 ICF International, Inc. 15,126
1,153 IDEX Corporation 187,662
279 IES Holdings, Inc.
b
110,944
2,069 Ingersoll Rand, Inc. 170,941
549 Insteel Industries, Inc. 21,049
4,326 ITT Corporation 773,316
16,184 Jacobs Solutions, Inc. 2,425,334
11,770 JB Hunt Transport Services, Inc. 1,579,181
5,566 Johnson Controls International plc 611,982
2,445 Kirby Corporation
b
204,035
3,371 Knight-Swift Transportation
Holdings, Inc. 133,188
1,688 Korn Ferry 118,126
11,714 L3Harris Technologies, Inc. 3,577,573
2,928 Legalzoom.com, Inc.
b
30,393
906 Leidos Holdings, Inc. 171,198
13,968 Limbach Holdings, Inc.
b
1,356,572
557 Lincoln Electric Holdings, Inc. 131,357
6,464 Lyft, Inc.
b
142,273
36,580 Masco Corporation 2,574,866
457 MasTec, Inc.
b
97,254
100,832 Masterbrand, Inc.
b
1,327,957
964 Maximus, Inc. 88,081
5,248 McGrath RentCorp 615,590
2,141 Middleby Corporation
b
284,603
9,136 Moog, Inc. 1,897,273
50,505 Mueller Water Products, Inc. 1,288,888
6,109 NEXTracker, Inc.
b
452,005
60 Nordson Corporation 13,617

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  31.4% Value
Industrials  2.7% - continued
25,258 nVent Electric plc $ 2,491,449
8,830 Old Dominion Freight Line, Inc. 1,243,087
1,259 Oshkosh Corporation 163,292
12,710 Otis Worldwide Corporation 1,162,075
26,190 Parker-Hannifin Corporation 19,855,949
221 Paylocity Holding Corporation
b
35,199
7,641 Pentair plc 846,317
1,156 Pitney Bowes, Inc. 13,190
358 Primoris Services Corporation 49,164
496 Quanta Services, Inc. 205,552
4,618 RBC Bearings, Inc.
b
1,802,359
487 Regal Rexnord Corporation 69,855
8,358 Republic Services, Inc. 1,917,994
6,629 Rockwell Automation, Inc. 2,317,034
158 Ryder System, Inc. 29,805
1,251 Schneider National, Inc. 26,471
5,256 Sensata Technologies Holding plc 160,571
17,248 Shoals Technologies Group, Inc.
b
127,808
915 SkyWest, Inc.
b
92,067
3,505 Southwest Airlines Company 111,845
766 SPX Technologies, Inc.
b
143,074
1,294 SS&C Technologies Holdings, Inc. 114,855
5,355 Stanley Black & Decker, Inc. 398,037
3,323 Sterling Construction Company,
Inc.
b
1,128,757
2,025 Textron, Inc. 171,092
2,006 Timken Company 150,811
2,284 Toro Company 174,041
3,094 Trane Technologies plc 1,305,544
18,382 TransUnion 1,540,044
1,955 Trex Company, Inc.
b
101,015
3,413 Trinity Industries, Inc. 95,701
146,935 Uber Technologies, Inc.
b
14,395,222
1,106 UFP Industries, Inc. 103,400
1,248 UL Solutions, Inc. 88,433
1,119 UniFirst Corporation/MA 187,086
11,153 Union Pacific Corporation 2,636,235
3,020 United Airlines Holdings, Inc.
b
291,430
18,071 United Parcel Service, Inc. 1,509,471
458 United Rentals, Inc. 437,234
4,851 Upwork, Inc.
b
90,083
7,024 Veralto Corporation 748,829
16,443 Verisk Analytics, Inc. 4,135,579
5,263 Verra Mobility Corporation
b
129,996
1,137 Wabtec Corporation 227,934
7,462 Waste Connections, Inc. 1,311,820
5,491 Waste Management, Inc. 1,212,578
2,433 Watsco, Inc. 983,662
262 WESCO International, Inc. 55,413
2,342 Xylem, Inc. 345,445
5,037 Zurn Elkay Water Solutions
Corporation 236,890
Total 210,444,050
Information Technology  11.1%
8,594 Adobe, Inc.
b
3,031,533
32,311 Advanced Micro Devices, Inc.
b
5,227,597
14,158 Agilysys, Inc.
b
1,490,129
2,180 Ambarella, Inc.
b
179,894
6,869 Amkor Technology, Inc. 195,080
100,897 Amphenol Corporation 12,486,004
13,098 Analog Devices, Inc. 3,218,179
514,318 Apple, Inc. 130,960,792
6,110 Applied Materials, Inc. 1,250,961
16,093 AppLovin Corporation
b
11,563,464
Shares Common Stock  31.4% Value
Information Technology  11.1% - continued
53,131 Arista Networks, Inc.
b
$ 7,741,718
621 Arrow Electronics, Inc.
b
75,141
715 Astera Labs, Inc.
b
139,997
261 Atlassian Corporation
b
41,682
28,212 Autodesk, Inc.
b
8,962,106
1,482 Avnet, Inc. 77,479
10,204 Bel Fuse, Inc. 1,438,968
564 BILL Holdings, Inc.
b
29,875
19,327 BlackLine, Inc.
b
1,026,264
201,858 Broadcom, Inc. 66,594,973
7,208 Cadence Design Systems, Inc.
b
2,531,882
343 Calix, Inc.
b
21,050
52,810 CDW Corporation 8,411,577
1,551 Ciena Corporation
b
225,934
2,791 Cirrus Logic, Inc.
b
349,684
175,898 Cisco Systems, Inc. 12,034,941
29,159 Cognex Corporation 1,320,903
1,652 Cognizant Technology Solutions
Corporation 110,800
8,205 Coherent Corporation
b
883,843
8,226 CommScope Holding Company,
Inc.
b
127,338
1,029 CommVault Systems, Inc.
b
194,255
16,165 CompoSecure, Inc. 336,555
3,205 Corning, Inc. 262,906
2,632 Crane NXT Company 176,528
203 Credo Technology Group Holding,
Ltd.
b
29,559
205 CTS Corporation 8,188
3,716 CyberArk Software, Ltd.
b
1,795,385
1,022 Datadog, Inc.
b
145,533
14,624 Descartes Systems Group, Inc.
b
1,378,019
34,845 DigitalOcean Holdings, Inc.
b
1,190,305
2,178 DocuSign, Inc.
b
157,012
4,185 Dolby Laboratories, Inc. 302,868
94,440 Dropbox, Inc.
b
2,853,032
35,776 Dynatrace Holdings, LLC
b
1,733,347
4,143 Enphase Energy, Inc.
b
146,621
565 EPAM Systems, Inc.
b
85,196
1,697 F5, Inc.
b
548,453
4,163 Fabrinet
b
1,517,913
438 First Solar, Inc.
b
96,592
17,612 Flex, Ltd.
b
1,020,968
23,999 Fortinet, Inc.
b
2,017,836
3,173 Gen Digital, Inc. 90,081
40,781 Gitlab, Inc.
b
1,838,407
14,695 Guidewire Software, Inc.
b
3,377,793
11,173 Hewlett Packard Enterprise
Company 274,409
3,469 HubSpot, Inc.
b
1,622,798
41,658 I3 Verticals, Inc.
b
1,352,219
6,768 Impinj, Inc.
b
1,223,316
369 Intapp, Inc.
b
15,092
57,405 International Business Machines
Corporation 16,197,395
1,104 IPG Photonics Corporation
b
87,426
1,066 Itron, Inc.
b
132,781
71,346 JFrog, Ltd.
b
3,376,806
9,135 Keysight Technologies, Inc.
b
1,597,894
2,098 KLA Corporation 2,262,903
5,284 Knowles Corporation
b
123,170
37,822 Lam Research Corporation 5,064,366
24,611 Lattice Semiconductor
Corporation
b
1,804,478
523 Littelfuse, Inc. 135,462

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  31.4% Value
Information Technology  11.1% - continued
257 MACOM Technology Solutions
Holdings, Inc.
b
$ 31,994
158 Manhattan Associates, Inc.
b
32,387
17,790 Marvell Technology, Inc. 1,495,605
2,047 Microchip Technology, Inc. 131,458
62,367 Micron Technology, Inc. 10,435,246
316,998 Microsoft Corporation 164,189,114
951 Mirion Technologies, Inc.
b
22,120
2,455 MKS, Inc. 303,855
469 Monday.com, Ltd.
b
90,841
2,433 Monolithic Power Systems, Inc. 2,239,917
13,440 Motorola Solutions, Inc. 6,145,978
10,093 Napco Security Technologies, Inc. 433,494
2,006 NetApp, Inc. 237,631
19,884 Nokia Oyj ADR 95,642
1,065,867 NVIDIA Corporation 198,869,465
4,629 NXP Semiconductors NV 1,054,162
1,626 ON Semiconductor Corporation
b
80,178
15,180 Onto Innovation, Inc.
b
1,961,560
69,231 Oracle Corporation 19,470,526
109,057 Palantir Technologies, Inc.
b
19,894,178
24,372 Pegasystems, Inc. 1,401,390
582 Plexus Corporation
b
84,209
555 Procore Technologies, Inc.
b
40,471
10,543 PTC, Inc.
b
2,140,440
542 Q2 Holdings, Inc.
b
39,235
5,783 Qorvo, Inc.
b
526,716
37,469 Qualcomm, Inc. 6,233,343
12,728 Salesforce, Inc. 3,016,536
74,884 Samsung Electronics Company,
Ltd. 4,489,320
38,166 SAP SE ADR 10,198,337
30,782 ServiceNow, Inc.
b
28,328,059
8,957 Silicon Laboratories, Inc.
b
1,174,531
6,393 Skyworks Solutions, Inc. 492,133
74,453 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 20,793,978
26,356 TD SYNNEX Corporation 4,315,795
3,203 TE Connectivity plc 703,155
917 Teledyne Technologies, Inc.
b
537,399
2,343 Tenable Holdings, Inc.
b
68,322
3,287 Teradyne, Inc. 452,423
4,560 Texas Instruments, Inc. 837,809
29,081 Trimble, Inc.
b
2,374,464
24,346 TTM Technologies, Inc.
b
1,402,330
162 Twilio, Inc.
b
16,215
3,561 Tyler Technologies, Inc.
b
1,862,973
5,066 Unity Software, Inc.
b
202,843
2,972 Varonis Systems, Inc.
b
170,801
9,082 VeriSign, Inc. 2,539,055
56,172 Vontier Corporation 2,357,539
155,806 Weave Communications, Inc.
b
1,040,784
30,849 Western Digital Corporation 3,703,731
524 Zebra Technologies Corporation
b
155,712
32,446 Zoom Communications, Inc.
b
2,676,795
336 Zscaler, Inc.
b
100,686
Total 870,016,535
Materials  0.6%
1,021 Albemarle Corporation 82,783
6,160 Alcoa Corporation 202,602
56,566 Amcor plc 462,710
1,861 AptarGroup, Inc. 248,741
994 Avery Dennison Corporation 161,197
Shares Common Stock  31.4% Value
Materials  0.6% - continued
6,385 Avient Corporation $ 210,386
54,561 Axalta Coating Systems, Ltd.
b
1,561,536
1,280 Balchem Corporation 192,077
4,519 Ball Corporation 227,848
42,904 CF Industries Holdings, Inc. 3,848,489
15,368 Coeur Mining, Inc.
b
288,304
1,563 Commercial Metals Company 89,529
42,910 Constellium SE
b
638,501
4,959 Corteva, Inc. 335,377
37,146 Crown Holdings, Inc. 3,587,932
18,700 DuPont de Nemours, Inc. 1,456,730
15,775 Eastman Chemical Company 994,614
22,645 Ecolab, Inc. 6,201,560
21,606 Element Solutions, Inc. 543,823
1,624 FMC Corporation 54,615
148,439 Freeport-McMoRan, Inc. 5,821,778
3,015 Greif, Inc. 180,176
34,961 Hecla Mining Company 423,028
10,926 Huntsman Corporation 98,115
2,235 Ingevity Corporation
b
123,350
728 International Flavors & Fragrances,
Inc. 44,801
15,097 Ivanhoe Mines, Ltd.
b
160,115
2,848 Kaiser Aluminum Corporation 219,752
402 Knife River Corporation
b
30,902
2,175 Koppers Holdings, Inc. 60,900
15,075 Linde plc 7,160,625
2,494 Martin Marietta Materials, Inc. 1,571,918
2,052 Minerals Technologies, Inc. 127,470
17,963 Mosaic Company 622,957
1,073 MP Materials Corporation
a,b
71,966
81 NewMarket Corporation 67,085
16,905 Newmont Corporation 1,425,261
26,159 Nucor Corporation 3,542,713
4,082 O-I Glass, Inc.
b
52,943
37,481 Olin Corporation 936,650
8,202 Packaging Corporation of America 1,787,462
2,297 PPG Industries, Inc. 241,438
163 Reliance, Inc. 45,775
1,771 Royal Gold, Inc. 355,227
6,345 RPM International, Inc. 747,949
2,342 Scotts Miracle-Gro Company 133,377
4,374 Sealed Air Corporation 154,621
324 Sensient Technologies Corporation 30,407
5,682 Sonoco Products Company 244,837
2,271 Steel Dynamics, Inc. 316,645
1,217 Stepan Company 58,051
20,174 Tronox Holdings plc 81,099
7,460 Vulcan Materials Company 2,294,845
1,914 West Fraser Timber Company, Ltd. 130,114
Total 50,753,706
Real Estate  0.6%
613 Agree Realty Corporation 43,548
1,777 Alexandria Real Estate Equities,
Inc. 148,095
1,261 Alpine Income Property Trust, Inc. 17,868
4,869 AvalonBay Communities, Inc. 940,545
20,605 Brixmor Property Group, Inc. 570,346
92,396 Broadstone Net Lease, Inc. 1,651,117
3,105 CareTrust REIT, Inc. 107,681
1,330 CBL & Associates Properties, Inc. 40,671
33,375 CBRE Group, Inc.
b
5,258,565
10,004 Chatham Lodging Trust 67,127
9,350 Colliers International Group, Inc. 1,460,564

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  31.4% Value
Real Estate  0.6% - continued
4,082 Compass, Inc.
b
$ 32,778
22,634 CoStar Group, Inc.
b
1,909,631
9,053 Cousins Properties, Inc. 261,994
35,278 Crown Castle, Inc. 3,403,974
7,003 Curbline Properties Corporation 156,167
6,364 Cushman and Wakefield plc
b
101,315
902 Digital Realty Trust, Inc. 155,938
24,853 Easterly Government Properties,
Inc. 569,879
23,339 EPR Properties 1,353,895
159,834 Essential Properties Realty Trust,
Inc. 4,756,660
855 Essex Property Trust, Inc. 228,849
927 Extra Space Storage, Inc. 130,651
1,205 Federal Realty Investment Trust 122,079
8,774 First Industrial Realty Trust, Inc. 451,598
3,246 Getty Realty Corporation 87,090
1,289 Global Net Lease, Inc. 10,480
126,585 Healthcare Realty Trust, Inc. 2,282,328
131,054 Host Hotels & Resorts, Inc. 2,230,539
820 Howard Hughes Holdings, Inc.
b
67,379
16,477 Independence Realty Trust, Inc. 270,058
50,995 Industrial Logistics Properties Trust 297,301
21,753 Innovative Industrial Properties,
Inc. 1,165,526
14,521 InvenTrust Properties Corporation 415,591
806 Iron Mountain, Inc. 82,164
1,076 Jones Lang LaSalle, Inc.
b
320,949
3,262 Kimco Realty Corporation 71,275
221 Lamar Advertising Company 27,055
77,778 Millrose Properties, Inc. 2,614,119
116 National Health Investors, Inc. 9,222
34,181 National Storage Affiliates Trust 1,032,950
7,991 NetSTREIT Corporation 144,317
965 NNN REIT, Inc. 41,080
61,202 Outfront Media, Inc. 1,121,221
15,799 Park Hotels & Resorts, Inc. 175,053
5,484 Peakstone Realty Trust 71,950
36,102 Pebblebrook Hotel Trust 411,202
3,312 Postal Realty Trust, Inc. 51,965
1,031 RE/MAX Holdings, Inc.
b
9,722
1,278 Regency Centers Corporation 93,166
2,894 Rexford Industrial Realty, Inc. 118,972
17,775 RLJ Lodging Trust 127,980
1,957 RMR Group, Inc. 30,784
864 Ryman Hospitality Properties 77,406
124,127 Sabra Health Care REIT, Inc. 2,313,727
11,065 Safehold, Inc. 171,397
607 SBA Communications Corporation 117,363
25,616 Sila Realty Trust, Inc. 642,962
185 Simon Property Group, Inc. 34,719
14,166 STAG Industrial, Inc. 499,918
14,703 Summit Hotel Properties, Inc. 80,719
85,116 Tanger, Inc. 2,880,325
16,270 Terreno Realty Corporation 923,323
3,058 VICI Properties, Inc. 99,721
23,584 Xenia Hotels & Resorts, Inc. 323,573
3,696 Zillow Group, Inc., Class A
b
275,130
3,528 Zillow Group, Inc., Class C
b
271,832
Total 46,035,088
Utilities  0.5%
188,005 AES Corporation 2,474,146
1,891 Alliant Energy Corporation 127,472
3,358 American States Water Company 246,208
Shares Common Stock  31.4% Value
Utilities  0.5% - continued
2,001 American Water Works Company,
Inc. $ 278,519
908 Artesian Resources Corporation 29,596
1,138 Avista Corporation 43,028
8,925 Black Hills Corporation 549,691
31,318 Brookfield Infrastructure
Corporation 1,287,796
559 California Water Service Group 25,652
3,602 CenterPoint Energy, Inc. 139,758
11,654 Clearway Energy, Inc., Class A 313,842
12,644 Clearway Energy, Inc., Class C 357,193
132 Consolidated Edison, Inc. 13,269
9,316 Constellation Energy Corporation 3,065,616
33,556 Duke Energy Corporation 4,152,555
73,905 Edison International 4,085,468
54,019 Entergy Corporation 5,034,031
6,019 Essential Utilities, Inc. 240,158
25,532 Evergy, Inc. 1,940,943
4,491 Eversource Energy 319,490
7,006 Exelon Corporation 315,340
3,237 FirstEnergy Corporation 148,319
5,499 MDU Resources Group, Inc. 97,937
1,623 Middlesex Water Company 87,837
9,059 New Jersey Resources
Corporation 436,191
3,176 NiSource, Inc. 137,521
1,063 Northwestern Energy Group, Inc. 62,302
773 Otter Tail Corporation 63,363
162,546 PG&E Corporation 2,451,194
1,083 Pinnacle West Capital Corporation 97,102
95,341 Portland General Electric
Company 4,195,004
1,430 Spire, Inc. 116,574
196,557 UGI Corporation 6,537,486
1,389 Unitil Corporation 66,477
21,524 Vistra Energy Corporation 4,216,982
22,734 XPLR Infrastructure, LP 231,205
Total 43,985,265
Total Common Stock
(cost $1,636,569,952) 2,469,202,768
Principal
Amount Long-Term Fixed Income 8.5% Value
Asset-Backed Securities  0.2%
Access Group, Inc.
$ 28,037
4.971%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
d,e
28,029
ALLO Issuer, LLC
950,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
d
963,941
Balboa Bay Loan Funding, Ltd.
1,000,000
6.276%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
d,e
999,988
625,000
6.576%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
d,e
625,354
Barings CLO, Ltd.
850,000
6.229%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
d,e
849,970

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.5% Value
Asset-Backed Securities  0.2% - continued
CarVal CLO I, Ltd.
$ 650,000
6.168%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
d,e
$ 650,536
CMFT Net Lease Master Issuer,
LLC
622,508
2.090%,  7/20/2051, Ser.
2021-1, Class A1
d
574,715
Commonbond Student Loan Trust
36,855
4.772%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
d,e
36,420
Foundation Finance Trust
223,519
1.270%,  5/15/2041, Ser.
2021-1A, Class A
d
212,278
Goodgreen
516,615
3.860%,  10/15/2054, Ser.
2019-1A, Class A
d
471,308
Hertz Vehicle Financing III, LLC
475,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
d
479,981
Hotwire Funding, LLC
750,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
d
762,688
HTAP Issuer Trust
544,071
6.500%,  4/25/2042, Ser.
2024-2, Class A
d
542,544
Laurel Road Prime Student Loan
Trust
161,791
5.970%,  11/25/2043, Ser.
2018-D, Class A
d,e
154,296
LCM 41, Ltd.
375,000
6.318%,  (TSFR3M +
2.000%), 4/15/2036, Ser. 41A,
Class CR
d,e
375,658
MFA Trust
484,901
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
f
485,491
National Collegiate Trust
149,272
4.890%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
d,e
146,075
Palmer Square Loan Funding, Ltd.
475,000
5.811%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
d,e
470,978
PRET, LLC
1,061,725
5.835%,  3/25/2055, Ser.
2025-NPL2, Class A1
d,f
1,066,130
462,101
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
d,f
465,357
PRPM, LLC
738,406
5.729%,  7/25/2030, Ser.
2025-5, Class A1
d,f
739,099
Renaissance Home Equity Loan
Trust
1,083,770
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
f
342,355
Saxon Asset Securities Trust
430,017
3.030%,  8/25/2035, Ser.
2004-2, Class MF2
e
386,412
Sunnova Hestia II Issuer, LLC
547,281
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
d,g
547,910
Principal
Amount Long-Term Fixed Income  8.5% Value
Asset-Backed Securities  0.2% - continued
Unlock HEA Trust
$ 506,618
7.000%,  4/25/2039, Ser.
2024-1, Class A
d
$ 507,863
645,391
6.500%,  10/25/2039, Ser.
2024-2, Class A
d
644,217
Vericrest Opportunity Loan
Transferee
402,273
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
d
401,939
392,345
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
d,f
390,743
Wind River CLO, Ltd.
179,543
6.587%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
d,e
179,547
Total 14,501,822
Basic Materials  0.1%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
97,000 8.625%,  6/15/2029
d
102,678
Alumina, Pty. Ltd.
139,000 6.125%,  3/15/2030
d
142,155
Avient Corporation
99,000 6.250%,  11/1/2031
d
100,537
Axalta Coating Systems Dutch
Holding B BV
111,000 7.250%,  2/15/2031
d
116,130
Cascades, Inc./Cascades USA,
Inc.
117,000 6.750%,  7/15/2030
d
119,165
Celanese US Holdings, LLC
114,000 6.850%,  11/15/2028 118,301
47,000 6.500%,  4/15/2030
a
47,307
57,000 6.629%,  7/15/2032 58,243
105,000 6.750%,  4/15/2033
a
104,557
Cerdia Finanz GmbH
114,000 9.375%,  10/3/2031
d
120,698
Chemours Company
158,000 5.750%,  11/15/2028
d
154,109
Cleveland-Cliffs, Inc.
193,000 4.625%,  3/1/2029
a,d
185,947
77,000 6.875%,  11/1/2029
d
78,468
123,000 4.875%,  3/1/2031
a,d
114,833
45,000 7.375%,  5/1/2033
d
45,939
57,000 6.250%,  10/1/2040
a
48,478
Consolidated Energy Finance SA
188,000 5.625%,  10/15/2028
d
156,602
CVR Partners, LP/CVR Nitrogen
Finance Corporation
123,000 6.125%,  6/15/2028
d
122,801
Eastman Chemical Company
259,000 5.000%,  8/1/2029 263,758
First Quantum Minerals, Ltd.
50,000 9.375%,  3/1/2029
d
52,991
79,000 8.625%,  6/1/2031
d
83,010
Fortescue Treasury, Pty. Ltd.
35,000 4.500%,  9/15/2027
d
34,840
57,000 5.875%,  4/15/2030
d
58,418
59,000 6.125%,  4/15/2032
d
60,968
Glencore Funding, LLC
323,000 4.000%,  3/27/2027
d
321,464
335,000 4.907%,  4/1/2028
d
340,275

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.5% Value
Basic Materials  0.1% - continued
Hecla Mining Company
$ 50,000 7.250%,  2/15/2028 $ 50,452
INEOS Finance plc
171,000 7.500%,  4/15/2029
a,d
166,365
Magnera Corporation
228,000 7.250%,  11/15/2031
a,d
214,543
Mercer International, Inc.
75,000 12.875%,  10/1/2028
d
68,254
68,000 5.125%,  2/1/2029 50,124
Methanex Corporation
57,000 5.250%,  12/15/2029 56,916
55,000 5.650%,  12/1/2044 46,959
Methanex US Operations, Inc.
61,000 6.250%,  3/15/2032
d
62,066
Mineral Resources, Ltd.
93,000 9.250%,  10/1/2028
d
97,446
40,000 8.500%,  5/1/2030
a,d
41,606
29,000 7.000%,  4/1/2031
d,h
29,375
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
79,000 5.350%,  3/15/2034 82,400
Novelis Corporation
60,000 4.750%,  1/30/2030
d
57,880
85,000 3.875%,  8/15/2031
d
77,494
Olin Corporation
66,000 6.625%,  4/1/2033
d
66,340
Qnity Electronics, Inc.
177,000 5.750%,  8/15/2032
d
178,350
Smurfit Kappa Treasury, ULC
223,000 5.777%,  4/3/2054 227,397
SNF Group SACA
166,000 3.375%,  3/15/2030
d
154,104
Solstice Advanced Materials, Inc.
72,000 5.625%,  9/30/2033
d
72,238
Steel Dynamics, Inc.
117,000 5.250%,  5/15/2035 119,553
SunCoke Energy, Inc.
228,000 4.875%,  6/30/2029
d
213,096
Taseko Mines, Ltd.
117,000 8.250%,  5/1/2030
d
123,920
Total 5,409,550
Capital Goods  0.1%
Advanced Drainage Systems, Inc.
117,000 6.375%,  6/15/2030
d
119,072
AECOM
139,000 6.000%,  8/1/2033
d
142,112
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
67,000 7.000%,  5/21/2030
d
69,298
Amrize Finance US, LLC
158,000 5.400%,  4/7/2035
d
162,762
Amsted Industries, Inc.
133,000 6.375%,  3/15/2033
d
136,509
ATI, Inc.
120,000 7.250%,  8/15/2030 125,962
Axon Enterprise, Inc.
58,000 6.125%,  3/15/2030
d
59,568
58,000 6.250%,  3/15/2033
d
59,699
BAE Systems plc
200,000 5.500%,  3/26/2054
d
202,812
200,000 5.250%,  3/26/2031
d
207,393
Principal
Amount Long-Term Fixed Income  8.5% Value
Capital Goods  0.1% - continued
Ball Corporation
$ 71,000 3.125%,  9/15/2031 $ 64,453
Boeing Company
234,000 5.040%,  5/1/2027 236,507
134,000 6.259%,  5/1/2027 137,875
155,000 6.388%,  5/1/2031 168,813
308,000 5.705%,  5/1/2040 314,278
Bombardier, Inc.
83,000 6.000%,  2/15/2028
d
83,210
59,000 7.250%,  7/1/2031
d
62,542
163,000 7.000%,  6/1/2032
a,d
170,365
33,000 6.750%,  6/15/2033
d
34,437
73,000 7.450%,  5/1/2034
d
80,627
Brundage-Bone Concrete
Pumping Holdings, Inc.
157,000 7.500%,  2/1/2032
d
158,624
Builders FirstSource, Inc.
140,000 5.000%,  3/1/2030
d
138,577
32,000 6.375%,  3/1/2034
d
32,963
66,000 6.750%,  5/15/2035
d
68,913
Canpack SA/Canpack US, LLC
185,000 3.875%,  11/15/2029
d
173,603
Chart Industries, Inc.
88,000 7.500%,  1/1/2030
d
91,585
Clean Harbors, Inc.
60,000 6.375%,  2/1/2031
d
61,442
Clydesdale Acquisition Holdings,
Inc.
24,000 6.625%,  4/15/2029
d
24,273
110,000 6.875%,  1/15/2030
d
112,839
42,000 8.750%,  4/15/2030
d
43,144
64,000 6.750%,  4/15/2032
d
65,655
Crown Cork & Seal Company, Inc.
82,000 7.375%,  12/15/2026 84,559
Eaton Capital, ULC
200,000 4.450%,  5/9/2030 202,073
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
180,000 6.625%,  12/15/2030
d
185,031
ESAB Corporation
47,000 6.250%,  4/15/2029
d
48,283
General Dynamics Corporation
74,000 4.950%,  8/15/2035 75,382
GFL Environmental, Inc.
185,000 4.000%,  8/1/2028
d
180,612
Herc Holdings, Inc.
37,000 5.500%,  7/15/2027
d
36,907
94,000 6.625%,  6/15/2029
d
96,585
84,000 7.000%,  6/15/2030
d
87,253
60,000 7.250%,  6/15/2033
d
62,634
Ingersoll Rand, Inc.
55,000 5.700%,  8/14/2033 58,428
Lockheed Martin Corporation
193,000 5.200%,  2/15/2064 182,124
120,000 6.150%,  9/1/2036 133,118
Martin Marietta Materials, Inc.
114,000 5.150%,  12/1/2034 116,343
Mueller Water Products, Inc.
101,000 4.000%,  6/15/2029
d
97,262
Nesco Holdings II, Inc.
87,000 5.500%,  4/15/2029
d
85,202

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.5% Value
Capital Goods  0.1% - continued
New Enterprise Stone and Lime
Company, Inc.
$ 173,000 5.250%,  7/15/2028
d
$ 171,403
Nordson Corporation
218,000 5.600%,  9/15/2028 225,675
Northrop Grumman Corporation
470,000 3.850%,  4/15/2045 382,209
OI European Group BV
195,000 4.750%,  2/15/2030
d
186,088
Owens-Brockway Glass Container,
Inc.
96,000 6.625%,  5/13/2027
d
95,822
47,000 7.375%,  6/1/2032
a,d
47,455
Quikrete Holdings, Inc.
293,000 6.375%,  3/1/2032
d
303,502
QXO Building Products, Inc.
98,000 6.750%,  4/30/2032
d
101,469
Regal Rexnord Corporation
281,000 6.050%,  2/15/2026 282,360
Resideo Funding, Inc.
119,000 6.500%,  7/15/2032
d
121,964
Reworld Holding Corporation
142,000 4.875%,  12/1/2029
d
133,546
Roller Bearing Company of
America, Inc.
67,000 4.375%,  10/15/2029
d
65,073
RTX Corporation
68,000 6.400%,  3/15/2054 76,079
375,000 4.450%,  11/16/2038 352,897
270,000 4.500%,  6/1/2042 244,158
Sealed Air Corporation/Sealed Air
Corporation (US)
91,000 6.125%,  2/1/2028
d
92,257
Siemens Funding BV
216,000 5.800%,  5/28/2055
d
231,766
Smyrna Ready Mix Concrete, LLC
206,000 8.875%,  11/15/2031
a,d
217,524
Sonoco Products Company
214,000 4.600%,  9/1/2029 215,270
Spirit AeroSystems, Inc.
385,000 4.600%,  6/15/2028 384,506
36,000 9.750%,  11/15/2030
d
39,593
SRM Escrow Issuer, LLC
46,000 6.000%,  11/1/2028
d
46,015
Standard Building Solutions, Inc.
65,000 6.500%,  8/15/2032
d
66,691
156,000 6.250%,  8/1/2033
d
158,088
Standard Industries, Inc./NY
57,000 4.750%,  1/15/2028
d
56,510
57,000 3.375%,  1/15/2031
d
51,617
TopBuild Corporation
40,000 4.125%,  2/15/2032
d
37,498
36,000 5.625%,  1/31/2034
d
35,869
Trane Technologies Financing, Ltd.
141,000 5.100%,  6/13/2034 144,759
TransDigm, Inc.
138,000 6.750%,  8/15/2028
d
140,630
280,000 7.125%,  12/1/2031
d
292,065
163,000 6.625%,  3/1/2032
d
167,816
149,000 6.000%,  1/15/2033
d
150,651
18,000 6.250%,  1/31/2034
a,d
18,512
35,000 6.750%,  1/31/2034
d
36,189
Principal
Amount Long-Term Fixed Income  8.5% Value
Capital Goods  0.1% - continued
United Rentals North America, Inc.
$ 175,000 4.875%,  1/15/2028 $ 174,466
185,000 4.000%,  7/15/2030 176,952
Waste Pro USA, Inc.
89,000 7.000%,  2/1/2033
d
92,186
WESCO Distribution, Inc.
58,000 6.375%,  3/15/2029
d
59,716
41,000 6.625%,  3/15/2032
d
42,608
95,000 6.375%,  3/15/2033
d
98,480
Total 11,359,642
Collateralized Mortgage Obligations  0.5%
A&D Mortgage Trust
435,158
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
d,f
441,541
Banc of America Alternative Loan
Trust
9,970
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 8,952
BINOM Securitization Trust
350,389
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
d,e
320,752
Chase Home Lending Mortgage
Trust
725,000
6.000%,  11/25/2055, Ser.
2024-11, Class A5
d,e
738,553
CHNGE Mortgage Trust
335,534
7.100%,  7/25/2058, Ser.
2023-3, Class A1
d,f
337,945
Citicorp Mortgage Securities, Inc.
453,175
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 415,303
Citigroup Mortgage Loan Trust,
Inc.
1,707
6.952%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
e
1,737
COLT Mortgage Loan Trust
679,626
1.726%,  11/25/2066, Ser.
2021-5, Class A1
d,e
613,536
Countrywide Alternative Loan Trust
265,826
3.963%,  10/25/2035, Ser.
2005-43, Class 4A1
e
227,637
552,092
7.000%,  10/25/2037, Ser.
2007-24, Class A10 181,842
Cross Mortgage Trust
579,714
5.509%,  7/25/2070, Ser.
2025-H5, Class A1
d,e
584,064
CSMC Trust
296,757
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
d,e
295,715
371,927
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
d,e
329,278
Federal Home Loan Mortgage
Corporation - REMIC
778,494
4.000%,  1/25/2051, Ser.
5249, Class LA 769,553
700,000
5.000%,  1/25/2055, Ser.
5490, Class LB 685,155
1,250,000
5.250%,  2/25/2055, Ser.
5508, Class AY 1,260,224
675,000
5.250%,  3/25/2055, Ser.
5519, Class CL 668,946
1,300,000
5.000%,  8/25/2055, Ser.
5569, Class BY 1,265,171

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.5% Value
Collateralized Mortgage Obligations  0.5% -
continued
$ 1,400,000
5.000%,  9/25/2054, Ser.
5473, Class HL $ 1,408,507
1,121,247
7.932%,  (SOFR30A +
4.000%), 10/25/2025, Ser.
5567, Class MB
e
1,142,321
188,804
3.000%,  2/15/2033, Ser.
4170, Class IG
i
11,855
440,667
3.000%,  3/15/2033, Ser.
4180, Class PI
i
34,756
852,121
4.500%,  10/15/2033, Ser.
2695, Class BH 857,632
1,000,000
2.500%,  12/15/2048, Ser.
5094, Class BC 835,382
Federal Home Loan Mortgage
Corporation - SLST
750,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
g
649,118
Federal National Mortgage
Association - REMIC
1,000,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 988,604
966,232
4.500%,  6/25/2052, Ser.
2022-43, Class MA 966,502
800,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 778,731
903,383
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 735,856
224,410
3.000%,  12/25/2027, Ser.
2012-137, Class AI
i
4,131
Flagstar Mortgage Trust
440,596
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
d,e
397,257
GCAT Trust
569,589
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
d,e
520,468
982,676
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
d,e
996,112
GS Mortgage-Backed Securities
Trust
857,930
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
d,e
741,799
1,250,000
5.500%,  11/25/2055, Ser.
2025-PJ6, Class A17
d,e
1,246,324
HOMES Trust
700,000
6.996%,  1/25/2068, Ser.
2023-NQM1, Class M1
d,e
700,352
J.P. Morgan Mortgage Trust
938,341
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
d,e
781,266
628,182
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
d,e
536,818
LHOME Mortgage Trust
550,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
d,f
553,277
Mello Mortgage Capital
Acceptance
927,286
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
d,e
768,247
Merrill Lynch Alternative Note
Asset Trust
145,298
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 46,478
Principal
Amount Long-Term Fixed Income  8.5% Value
Collateralized Mortgage Obligations  0.5% -
continued
Morgan Stanley Residential
Mortgage Loan Trust
$ 975,000
7.402%,  9/25/2068, Ser.
2023-NQM1, Class M1
d,e
$ 988,744
New Residential Mortgage Loan
Trust
1,811,426
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
d,e
1,505,323
OBX Trust
525,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
d,e
486,638
Palisades Mortgage Loan Trust
242,372
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
d
242,372
PMT Loan Trust
1,050,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
d,e
1,077,516
1,175,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
d,e
1,173,596
PRET Trust
545,573
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
d,f
528,337
PRPM, LLC
500,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
d,f
477,063
RCO IX Mortgage, LLC
721,793
6.513%,  4/25/2030, Ser.
2025-2, Class A1
d,f
724,320
Residential Accredit Loans, Inc.
Trust
181,537
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 161,555
Residential Funding Mortgage
Security I Trust
51,096
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 41,484
Saluda Grade Alternative
Mortgage Trust
800,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
d,f
809,534
700,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
d,f
704,586
Santander Mortgage Asset
Receivable Trust
800,000
5.067%,  8/25/2065, Ser.
2025-NQM5, Class A1
d,e
799,503
Sequoia Mortgage Trust
600,000
5.500%,  8/25/2055, Ser.
2025-7, Class A8
d,e
598,973
126,311
3.573%,  9/20/2046, Ser.
2007-1, Class 4A1
e
82,892
Toorak Mortgage Trust
500,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
d,f
503,297
TRK Trust
552,592
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
d,e
498,326
TVC Mortgage Trust
600,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
d,f
601,037
Verus Securitization Trust
325,301
2.286%,  11/25/2066, Ser.
2021-8, Class A2
d,e
291,731

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.5% Value
Collateralized Mortgage Obligations  0.5% -
continued
Vontive Mortgage Trust
$ 1,000,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
d,f
$ 1,017,666
Total 38,162,190
Commercial Mortgage-Backed Securities  0.1%
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
d
468,703
675,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
d
658,944
BANK 2022-BNK39
16,327,048
0.524%,  2/15/2055, Ser.
2022-BNK39, Class XA
e,i
367,003
BANK 2025-BNK49
4,492,233
0.833%,  3/15/2058, Ser.
2025-BNK49, Class XA
e,i
212,898
800,000
6.025%,  3/15/2058, Ser.
2025-BNK49, Class AS
e
847,828
BBCMS Mortgage Trust
550,000
5.586%,  7/15/2058, Ser.
2025-C35, Class A5
e
580,238
6,950,977
1.324%,  9/15/2055, Ser.
2022-C17, Class XA
e,i
443,688
650,000
5.015%,  9/15/2058, Ser.
2025-5C37, Class A3 664,518
6,723,064
1.927%,  10/15/2053, Ser.
2020-C8, Class XA
e,i
429,626
Benchmark Mortgage Trust
600,000
6.090%,  4/15/2057, Ser.
2025-V14, Class AM
e
627,719
FRTKL Trust
1,150,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
d
1,117,325
Home Partners of America Trust
1,199,369
2.302%,  12/17/2026, Ser.
2021-2, Class B
d
1,166,517
948,669
2.078%,  9/17/2041, Ser.
2021-1, Class C
d
855,317
HTAP Issuer Trust
1,047,698
6.500%,  11/25/2042, Ser.
2025-1, Class A
d
1,048,967
Morgan Stanley Capital I Trust
6,313,161
1.906%,  7/15/2053, Ser.
2020-HR8, Class XA
e,i
424,937
Total 9,914,228
Communications Services  0.2%
AMC Networks, Inc.
140,000 10.250%,  1/15/2029
d
147,525
American Tower Corporation
215,000 5.800%,  11/15/2028 224,509
291,000 2.900%,  1/15/2030 274,279
156,000 5.000%,  1/31/2030 159,643
314,000 4.900%,  3/15/2030 320,199
136,000 5.650%,  3/15/2033 143,453
AppLovin Corporation
219,000 5.500%,  12/1/2034 226,062
AT&T, Inc.
220,000 5.700%,  3/1/2057 216,920
337,000 3.650%,  6/1/2051 243,693
451,000 3.500%,  9/15/2053 311,958
Principal
Amount Long-Term Fixed Income  8.5% Value
Communications Services  0.2% - continued
$ 459,000 4.900%,  8/15/2037 $ 447,607
Cable One, Inc.
42,000 4.000%,  11/15/2030
a,d
35,585
CCO Holdings, LLC/CCO Holdings
Capital Corporation
133,000 5.500%,  5/1/2026
d
132,843
162,000 5.125%,  5/1/2027
d
160,912
26,000 5.000%,  2/1/2028
d
25,750
128,000 5.375%,  6/1/2029
d
127,146
106,000 4.750%,  3/1/2030
d
101,714
103,000 4.250%,  2/1/2031
d
94,887
489,000 4.750%,  2/1/2032
a,d
452,208
59,000 4.500%,  6/1/2033
d
52,455
206,000 4.250%,  1/15/2034
a,d
178,100
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
287,000 5.850%,  12/1/2035 289,741
650,000 3.500%,  6/1/2041 474,242
Clear Channel Outdoor Holdings,
Inc.
120,000 7.875%,  4/1/2030
d
126,003
Comcast Corporation
337,000 5.350%,  5/15/2053 316,003
285,000 4.400%,  8/15/2035 273,681
380,000 4.750%,  3/1/2044 342,539
Crown Castle, Inc.
227,000 4.900%,  9/1/2029 230,261
Deluxe Corporation
136,000 8.125%,  9/15/2029
d
142,013
Deutsche Telekom International
Finance BV
560,000 8.750%,  6/15/2030 660,077
DIRECTV Financing, LLC
32,000 8.875%,  2/1/2030
d
31,735
108,000 8.875%,  2/1/2030
d
106,674
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
180,000 5.875%,  8/15/2027
d
179,798
105,000 10.000%,  2/15/2031
d
104,846
FiberCop SPA
197,000 6.000%,  9/30/2034
d
187,773
Frontier Communications
Holdings, LLC
181,000 5.875%,  10/15/2027
d
180,891
Gray Media, Inc.
136,000 10.500%,  7/15/2029
a,d
147,050
93,000 7.250%,  8/15/2033
d
92,159
Level 3 Financing, Inc.
30,000 3.625%,  1/15/2029
d
25,964
67,000 4.875%,  6/15/2029
d
62,987
70,000 4.000%,  4/15/2031
d
60,183
153,000 6.875%,  6/30/2033
d
155,935
158,000 7.000%,  3/31/2034
d
160,735
Lumen Technologies, Inc.
31,867 4.125%,  4/15/2030
d
31,230
Maya SAS/Paris, France
152,000 8.500%,  4/15/2031
d
163,019
95,000 7.000%,  4/15/2032
d
96,881
McGraw-Hill Education, Inc.
171,000 5.750%,  8/1/2028
d
170,900
Meta Platforms, Inc.
168,000 5.600%,  5/15/2053 170,410

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.5% Value
Communications Services  0.2% - continued
$ 320,000 5.400%,  8/15/2054 $ 316,154
Netflix, Inc.
254,000 5.375%,  11/15/2029
d
265,789
230,000 4.875%,  6/15/2030
d
236,405
Nexstar Media, Inc.
90,000 4.750%,  11/1/2028
a,d
87,844
Omnicom Group, Inc.
200,000 4.200%,  6/1/2030 198,505
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
106,000 4.625%,  3/15/2030
a,d
101,876
Paramount Global
49,000 6.375%,  3/30/2062
e
48,918
Rogers Communications, Inc.
47,000 7.000%,  4/15/2055
e
48,998
117,000 7.125%,  4/15/2055
e
124,039
268,000 5.000%,  2/15/2029 273,115
Scripps Escrow II, Inc.
100,000 3.875%,  1/15/2029
a,d
88,098
Sinclair Television Group, Inc.
68,000 8.125%,  2/15/2033
d
69,786
Sirius XM Radio, LLC
151,000 5.000%,  8/1/2027
d
150,275
115,000 4.000%,  7/15/2028
d
111,122
155,000 3.875%,  9/1/2031
a,d
140,474
Snap, Inc.
70,000 6.875%,  3/15/2034
d
70,849
SoftBank Corporation
266,000 5.332%,  7/9/2035
d
268,206
Sprint Capital Corporation
473,000 8.750%,  3/15/2032 576,248
Take-Two Interactive Software, Inc.
150,000 5.600%,  6/12/2034 156,637
Telecom Italia Capital SA
61,000 6.000%,  9/30/2034
a
61,922
Telenet Finance Luxembourg
Notes SARL
200,000 5.500%,  3/1/2028
d
198,396
TELUS Corporation
163,000 6.625%,  10/15/2055
e
167,810
T-Mobile USA, Inc.
561,000 3.600%,  11/15/2060 381,090
315,000 4.375%,  4/15/2040 284,426
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
21,000 10.500%,  2/15/2028
d
22,117
177,000 4.750%,  4/15/2028
d
173,329
Univision Communications, Inc.
23,000 8.000%,  8/15/2028
d
23,833
287,000 4.500%,  5/1/2029
a,d
270,706
86,000 7.375%,  6/30/2030
a,d
86,411
102,000 8.500%,  7/31/2031
d
105,329
Verizon Communications, Inc.
725,000 2.650%,  11/20/2040 524,361
492,000 3.400%,  3/22/2041 388,733
Viasat, Inc.
60,000 5.625%,  4/15/2027
d
59,758
Virgin Media Finance plc
73,000 5.000%,  7/15/2030
d
67,803
Virgin Media Secured Finance plc
223,000 5.500%,  5/15/2029
d
220,479
Principal
Amount Long-Term Fixed Income  8.5% Value
Communications Services  0.2% - continued
Virgin Media Vendor Financing
Notes IV DAC
$ 185,000 5.000%,  7/15/2028
d
$ 181,217
VMED O2 UK Financing I plc
60,000 7.750%,  4/15/2032
d
63,038
Vodafone Group plc
68,000 4.125%,  6/4/2081
e
63,614
86,000 5.125%,  6/4/2081
e
67,780
VZ Secured Financing BV
243,000 5.000%,  1/15/2032
d
219,847
WarnerMedia Holdings, Inc.
72,000 5.141%,  3/15/2052 53,640
300,000 4.054%,  3/15/2029 289,500
125,000 4.279%,  3/15/2032 114,531
361,000 5.050%,  3/15/2042 288,194
Windstream Services, LLC
90,000 7.500%,  10/15/2033
d,h
89,976
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
79,000 8.250%,  10/1/2031
d
81,834
Zegona Finance plc
113,000 8.625%,  7/15/2029
d
120,288
Ziggo BV
62,000 4.875%,  1/15/2030
d
58,519
Total 17,122,997
Consumer Cyclical  0.3%
1011778 B.C., ULC/New Red
Finance, Inc.
41,000 3.875%,  1/15/2028
d
40,018
91,000 4.375%,  1/15/2028
d
89,415
134,000 6.125%,  6/15/2029
d
137,015
106,000 5.625%,  9/15/2029
d
107,275
Adient Global Holdings, Ltd.
39,000 8.250%,  4/15/2031
a,d
40,903
62,000 7.500%,  2/15/2033
d
64,199
ADT Security Corporation
93,000 4.125%,  8/1/2029
d
89,933
93,000 4.875%,  7/15/2032
d
90,066
Advance Auto Parts, Inc.
138,000 7.000%,  8/1/2030
d
141,982
131,000 7.375%,  8/1/2033
d
135,094
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
342,000 4.625%,  6/1/2028
d
335,217
Allison Transmission, Inc.
46,000 3.750%,  1/30/2031
d
42,499
Amazon.com, Inc.
286,000 3.875%,  8/22/2037 263,689
American Axle & Manufacturing,
Inc.
162,000 5.000%,  10/1/2029 153,945
72,000 6.375%,  10/15/2032
d,h
71,878
72,000 7.750%,  10/15/2033
d,h
72,561
Asbury Automotive Group, Inc.
99,000 5.000%,  2/15/2032
d
95,063
Ashton Woods USA, LLC/Ashton
Woods Finance Company
140,000 4.625%,  8/1/2029
d
134,060
Aston Martin Capital Holdings, Ltd.
103,000 10.000%,  3/31/2029
a,d
100,843

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.5% Value
Consumer Cyclical  0.3% - continued
Bath & Body Works, Inc.
$ 48,000 6.950%,  3/1/2033 $ 50,115
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
85,000 9.500%,  7/1/2032
d
88,963
Beach Acquisition Bidco, LLC
200,000 10.000%,  7/15/2033
d
215,732
Belron UK Finance plc
172,000 5.750%,  10/15/2029
d
174,242
Block Financial, LLC
361,000 5.375%,  9/15/2032 363,903
Boyd Gaming Corporation
112,000 4.750%,  6/15/2031
d
107,969
Brightstar Lottery plc
213,000 5.250%,  1/15/2029
d
212,043
Brinker International, Inc.
108,000 8.250%,  7/15/2030
d
114,251
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
201,000 4.875%,  2/15/2030
d
188,506
Caesars Entertainment, Inc.
299,000 4.625%,  10/15/2029
d
285,914
70,000 6.500%,  2/15/2032
d
71,399
65,000 6.000%,  10/15/2032
a,d
64,022
Carnival Corporation
72,000 5.125%,  5/1/2029
d,h
72,000
90,000 6.000%,  5/1/2029
d
91,343
150,000 5.750%,  8/1/2032
d
152,652
91,000 6.125%,  2/15/2033
d
93,278
Carvana Company
102,000 11.000%,  6/1/2030
d
106,714
144,450 9.000%,  6/1/2031
d
163,550
Churchill Downs, Inc.
59,000 4.750%,  1/15/2028
d
58,214
71,000 6.750%,  5/1/2031
d
72,765
Cushman & Wakefield US
Borrower, LLC
28,000 6.750%,  5/15/2028
d
28,255
Dana, Inc.
85,000 4.500%,  2/15/2032
a
83,696
Denso Corporation
355,000 4.282%,  9/17/2030
d
354,623
Dream Finders Homes, Inc.
106,000 6.875%,  9/15/2030
d
106,631
eG Global Finance plc
28,000 12.000%,  11/30/2028
d
30,754
Expedia Group, Inc.
312,000 5.400%,  2/15/2035 320,179
Ford Motor Credit Company, LLC
220,000 5.850%,  5/17/2027 222,720
328,000 2.900%,  2/10/2029 303,901
258,000 7.122%,  11/7/2033 275,770
Forestar Group, Inc.
111,000 6.500%,  3/15/2033
d
113,553
FORVIA SE
163,000 8.000%,  6/15/2030
a,d
172,468
138,000 6.750%,  9/15/2033
d
140,009
Gap, Inc.
41,000 3.625%,  10/1/2029
d
38,355
44,000 3.875%,  10/1/2031
d
39,979
Principal
Amount Long-Term Fixed Income  8.5% Value
Consumer Cyclical  0.3% - continued
Garrett Motion Holdings, Inc./
Garrett LX I SARL
$ 111,000 7.750%,  5/31/2032
d
$ 116,439
General Motors Company
200,000 5.350%,  4/15/2028 204,631
General Motors Financial
Company, Inc.
105,000 5.400%,  5/8/2027 106,780
350,000 5.800%,  1/7/2029 363,739
300,000 4.900%,  10/6/2029 303,468
377,000 5.450%,  7/15/2030 388,381
98,000 5.625%,  4/4/2032 101,147
Genting New York, LLC/GENNY
Capital, Inc.
113,000 7.250%,  10/1/2029
d
116,725
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
66,000 11.500%,  8/15/2029
a,d
69,630
144,000 8.750%,  1/15/2032
d
140,040
GLP Capital, LP
467,000 5.750%,  6/1/2028 479,950
Goodyear Tire & Rubber Company
56,000 4.875%,  3/15/2027 55,667
59,000 5.000%,  7/15/2029 56,975
97,000 5.250%,  4/30/2031 91,665
Group 1 Automotive, Inc.
107,000 6.375%,  1/15/2030
d
109,465
Hanesbrands, Inc.
68,000 9.000%,  2/15/2031
a,d
71,971
Hilton Domestic Operating
Company, Inc.
259,000 4.875%,  1/15/2030 257,547
28,000 4.000%,  5/1/2031
d
26,494
165,000 3.625%,  2/15/2032
d
150,992
69,000 5.750%,  9/15/2033
d
69,921
Home Depot, Inc.
336,000 4.250%,  4/1/2046 288,512
315,000 3.900%,  6/15/2047 254,336
Hyundai Capital America
475,000 1.800%,  1/10/2028
d
449,153
206,000 5.300%,  6/24/2029
d
211,374
Jacobs Entertainment, Inc.
151,000 6.750%,  2/15/2029
d
147,408
K Hovnanian Enterprises, Inc.
54,000 8.000%,  4/1/2031
d
55,373
KB Home
195,000 4.800%,  11/15/2029 192,980
Kingpin Intermediate Holdings,
LLC
178,000 7.250%,  10/15/2032
a,d
169,131
L Brands, Inc.
171,000 6.625%,  10/1/2030
d
174,813
95,000 6.875%,  11/1/2035 98,802
Las Vegas Sands Corporation
85,000 5.900%,  6/1/2027 86,718
387,000 5.625%,  6/15/2028 395,650
Lennar Corporation
241,000 5.200%,  7/30/2030 248,219
Life Time, Inc.
84,000 6.000%,  11/15/2031
d
85,341
Light & Wonder International, Inc.
56,000 7.250%,  11/15/2029
d
57,477
Lindblad Expeditions, LLC
70,000 7.000%,  9/15/2030
d
71,350

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.5% Value
Consumer Cyclical  0.3% - continued
Lithia Motors, Inc.
$ 110,000 4.625%,  12/15/2027
d
$ 108,916
Live Nation Entertainment, Inc.
63,000 4.750%,  10/15/2027
d
62,583
Lowe's Companies, Inc.
224,000 5.625%,  4/15/2053 222,758
455,000 2.625%,  4/1/2031 415,240
Macy's Retail Holdings, LLC
35,000 7.375%,  8/1/2033
d
36,495
66,000 4.500%,  12/15/2034 57,841
Marriott International, Inc./MD
142,000 5.100%,  4/15/2032 145,736
Marriott Ownership Resorts, Inc.
285,000 6.500%,  10/1/2033
d
283,696
Match Group Holdings II, LLC
127,000 4.125%,  8/1/2030
d
119,951
Mattamy Group Corporation
133,000 5.250%,  12/15/2027
d
132,138
McDonald's Corporation
325,000 4.450%,  3/1/2047 281,340
Melco Resorts Finance, Ltd.
157,000 5.375%,  12/4/2029
d
153,968
243,000 7.625%,  4/17/2032
d
254,565
138,000 6.500%,  9/24/2033
d
138,109
Meritage Homes Corporation
234,000 5.650%,  3/15/2035 237,596
MGM Resorts International
59,000 4.625%,  9/1/2026 58,851
61,000 6.125%,  9/15/2029 62,086
Michaels Companies, Inc.
46,000 5.250%,  5/1/2028
d
42,339
Millrose Properties, Inc.
88,000 6.375%,  8/1/2030
d
89,495
103,000 6.250%,  9/15/2032
d
103,269
Muvico, LLC
98,000
9.000%,PIK 6.000%,
2/19/2029
a,d,j
106,277
NCL Corporation, Ltd.
107,000 5.875%,  1/15/2031
d
106,996
222,000 6.750%,  2/1/2032
d
228,312
89,000 6.250%,  9/15/2033
d
89,461
New Home Company, Inc.
67,000 8.500%,  11/1/2030
d
69,550
Nissan Motor Acceptance
Company, LLC
140,000 5.625%,  9/29/2028
d
140,090
140,000 6.125%,  9/30/2030
d
140,048
Nissan Motor Company, Ltd.
69,000 7.500%,  7/17/2030
d
72,415
152,000 4.810%,  9/17/2030
d
143,197
PetSmart, LLC/PetSmart Finance
Corporation
250,000 7.500%,  9/15/2032
d
250,372
Phinia, Inc.
87,000 6.625%,  10/15/2032
d
89,665
Rakuten Group, Inc.
85,000 11.250%,  2/15/2027
d
92,127
180,000 9.750%,  4/15/2029
d
202,404
151,000 8.125%,  12/15/2029
d,e,k
156,964
Raven Acquisition Holdings, LLC
152,000 6.875%,  11/15/2031
d
156,206
Principal
Amount Long-Term Fixed Income  8.5% Value
Consumer Cyclical  0.3% - continued
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
$ 100,000 4.625%,  4/16/2029
d
$ 90,526
S&S Holdings, LLC
218,000 8.375%,  10/1/2031
d
213,718
Service Corporation International/
US
56,000 3.375%,  8/15/2030 51,888
41,000 4.000%,  5/15/2031 38,657
92,000 5.750%,  10/15/2032 93,203
Six Flags Entertainment
Corporation
29,000 7.250%,  5/15/2031
a,d
29,011
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
28,000 5.375%,  4/15/2027 27,927
194,000 5.250%,  7/15/2029
a
187,612
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
28,000 6.625%,  5/1/2032
a,d
28,527
Sonic Automotive, Inc.
131,000 4.875%,  11/15/2031
a,d
125,264
Staples, Inc.
170,000 10.750%,  9/1/2029
d
168,091
Station Casinos, LLC
122,000 4.625%,  12/1/2031
d
115,084
Stellantis Finance US, Inc.
236,000 5.750%,  3/18/2030
d
240,048
Stellantis Financial Services US
Corporation
200,000 5.400%,  9/15/2030
d
200,419
Tenneco, Inc.
124,000 8.000%,  11/17/2028
d
124,226
Toyota Motor Credit Corporation
261,000 4.800%,  5/15/2030 267,304
102,000 4.800%,  1/5/2034 103,804
Uber Technologies, Inc.
234,000 4.800%,  9/15/2034 234,439
291,000 4.800%,  9/15/2035 288,360
Vail Resorts, Inc.
48,000 5.625%,  7/15/2030
d
48,300
VICI Properties, LP/VICI Note
Company, Inc.
127,000 5.750%,  2/1/2027
d
128,585
158,000 4.125%,  8/15/2030
d
152,697
Victoria's Secret & Company
72,000 4.625%,  7/15/2029
a,d
68,727
Victra Holdings, LLC/Victra
Finance Corporation
86,000 8.750%,  9/15/2029
a,d
90,160
Viking Cruises, Ltd.
226,000 5.875%,  9/15/2027
d
226,087
314,000 5.875%,  10/15/2033
d,h
314,220
Walmart, Inc.
259,000 4.500%,  9/9/2052 232,208
165,000 4.900%,  4/28/2035 169,729
Wayfair, LLC
43,000 7.250%,  10/31/2029
d
44,335
38,000 7.750%,  9/15/2030
d
39,852

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.5% Value
Consumer Cyclical  0.3% - continued
Wyndham Hotels & Resorts, Inc.
$ 89,000 4.375%,  8/15/2028
d
$ 86,881
Wynn Macau, Ltd.
175,000 6.750%,  2/15/2034
d
177,407
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
53,000 5.125%,  10/1/2029
d
53,082
137,000 7.125%,  2/15/2031
d
147,459
Yum! Brands, Inc.
176,000 4.750%,  1/15/2030
d
174,908
ZF North America Capital, Inc.
96,000 7.125%,  4/14/2030
d
95,058
60,000 6.750%,  4/23/2030
d
58,553
Total 23,439,799
Consumer Non-Cyclical  0.3%
1261229 B.C., Ltd.
144,000 10.000%,  4/15/2032
d
147,607
Abbott Laboratories
284,000 4.750%,  11/30/2036 286,601
AbbVie, Inc.
104,000 5.400%,  3/15/2054 103,411
465,000 4.500%,  5/14/2035 456,304
239,000 5.350%,  3/15/2044 239,769
Acadia Healthcare Company, Inc.
88,000 5.000%,  4/15/2029
d
86,150
76,000 7.375%,  3/15/2033
a,d
78,902
AdaptHealth, LLC
253,000 4.625%,  8/1/2029
d
239,159
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
180,000 4.625%,  1/15/2027
d
178,869
191,000 3.500%,  3/15/2029
d
181,002
Altria Group, Inc.
110,000 4.875%,  2/4/2028 111,782
216,000 6.875%,  11/1/2033 244,067
Amgen, Inc.
315,000 4.200%,  2/22/2052 252,345
335,000 5.600%,  3/2/2043 339,440
Amneal Pharmaceuticals, LLC
35,000 6.875%,  8/1/2032
d
36,197
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
434,000 4.700%,  2/1/2036 428,489
Anheuser-Busch InBev Worldwide,
Inc.
319,000 5.450%,  1/23/2039 329,596
270,000 5.550%,  1/23/2049 272,989
Archer-Daniels-Midland Company
393,000 2.700%,  9/15/2051 244,790
BAT Capital Corporation
215,000 7.079%,  8/2/2043 243,312
Bausch + Lomb Corporation
36,000 8.375%,  10/1/2028
d
37,519
Becton, Dickinson and Company
157,000 3.794%,  5/20/2050 120,216
BellRing Brands, Inc.
52,000 7.000%,  3/15/2030
d
53,702
Bristol-Myers Squibb Company
556,000 3.550%,  3/15/2042 449,499
Principal
Amount Long-Term Fixed Income  8.5% Value
Consumer Non-Cyclical  0.3% - continued
Bunge, Ltd. Finance Corporation
$ 273,000 3.200%,  4/21/2031 $ 255,675
78,000 4.650%,  9/17/2034 76,463
Cargill, Inc.
329,000 3.125%,  5/25/2051
d
223,251
276,000 5.125%,  2/11/2035
d
284,319
Cencora, Inc.
187,000 5.150%,  2/15/2035 190,970
Central Garden & Pet Company
79,000 4.125%,  10/15/2030
a
75,039
Champ Acquisition Corporation
58,000 8.375%,  12/1/2031
d
61,662
CHS/Community Health Systems,
Inc.
150,000 6.000%,  1/15/2029
d
145,596
67,000 6.875%,  4/15/2029
a,d
53,265
77,000 4.750%,  2/15/2031
d
66,586
82,000 10.875%,  1/15/2032
d
86,846
153,000 9.750%,  1/15/2034
d
156,748
Cigna Group
374,000 4.875%,  9/15/2032 377,771
599,000 5.250%,  1/15/2036 606,634
Conagra Brands, Inc.
380,000 1.375%,  11/1/2027 357,960
333,000 5.750%,  8/1/2035 338,985
Concentra Health Services, Inc.
50,000 6.875%,  7/15/2032
d
51,919
Constellation Brands, Inc.
160,000 2.875%,  5/1/2030 149,704
CVS Health Corporation
133,000 7.000%,  3/10/2055
e
139,616
182,000 6.750%,  12/10/2054
e
187,867
237,000 5.450%,  9/15/2035 241,172
214,000 4.780%,  3/25/2038 200,569
417,000 6.000%,  6/1/2044 423,052
268,000 5.125%,  7/20/2045 243,281
DaVita, Inc.
113,000 3.750%,  2/15/2031
d
103,497
116,000 6.875%,  9/1/2032
d
119,832
67,000 6.750%,  7/15/2033
d
69,090
Edgewell Personal Care Company
166,000 5.500%,  6/1/2028
d
165,645
Eli Lilly & Company
117,000 5.500%,  2/12/2055 119,507
168,000 4.950%,  2/27/2063 155,060
287,000 4.550%,  10/15/2032 289,253
Embecta Corporation
56,000 6.750%,  2/15/2030
d
54,600
Encompass Health Corporation
90,000 4.500%,  2/1/2028 89,230
Endo Finance Holdings, Inc.
56,000 8.500%,  4/15/2031
a,d
60,081
Energizer Holdings, Inc.
206,000 6.000%,  9/15/2033
d
201,473
General Mills, Inc.
90,000 4.950%,  3/29/2033 91,209
Grifols SA
141,000 4.750%,  10/15/2028
d
136,962
HCA, Inc.
234,000 5.250%,  3/1/2030 241,587
401,000 3.500%,  9/1/2030 383,020
157,000 5.450%,  9/15/2034 161,049

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.5% Value
Consumer Non-Cyclical  0.3% - continued
HLF Financing SARL, LLC/
Herbalife International, Inc.
$ 90,000 12.250%,  4/15/2029
d
$ 97,632
66,000 4.875%,  6/1/2029
d
58,030
Illumina, Inc.
145,000 4.650%,  9/9/2026 145,664
Imperial Brands Finance plc
550,000 3.875%,  7/26/2029
d
540,291
Insulet Corporation
38,000 6.500%,  4/1/2033
d
39,506
IQVIA, Inc.
134,000 6.250%,  6/1/2032
d
137,771
Jazz Securities DAC
83,000 4.375%,  1/15/2029
d
80,862
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
373,000 3.000%,  5/15/2032 333,713
JBS USA Holding Lux SARL/JBS
USA Foods Group Holdings,
Inc./JBS USA Food Company
291,000 6.375%,  4/15/2066
d
299,160
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
200,000 5.950%,  4/20/2035
d
210,100
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
110,000 9.000%,  2/15/2029
d
115,737
Kenvue, Inc.
354,000 4.850%,  5/22/2032 359,110
Keurig Dr Pepper, Inc.
170,000 5.150%,  5/15/2035 168,383
Kimberly-Clark Corporation
300,000 3.900%,  5/4/2047 242,514
Kraft Heinz Foods Company
218,000 5.000%,  6/4/2042 201,248
219,000 4.375%,  6/1/2046 182,249
Lamb Weston Holdings, Inc.
62,000 4.125%,  1/31/2030
d
59,534
62,000 4.375%,  1/31/2032
d
58,598
LifePoint Health, Inc.
85,000 9.875%,  8/15/2030
d
92,050
73,000 11.000%,  10/15/2030
d
80,457
44,000 10.000%,  6/1/2032
d
46,198
L'Oreal SA
200,000 5.000%,  5/20/2035
d
205,904
Mars, Inc.
44,000 5.650%,  5/1/2045
d
44,635
Medline Borrower, LP/Medline Co-
Issuer, Inc.
70,000 6.250%,  4/1/2029
d
71,778
Mozart Debt Merger Sub, Inc.
277,000 3.875%,  4/1/2029
d
267,151
191,000 5.250%,  10/1/2029
d
189,348
Newell Brands, Inc.
58,000 6.375%,  9/15/2027 58,791
58,000 6.625%,  9/15/2029 58,331
36,000 6.375%,  5/15/2030 35,669
76,000 6.625%,  5/15/2032
a
75,005
Novartis Capital Corporation
182,000 4.700%,  9/18/2054 166,123
Principal
Amount Long-Term Fixed Income  8.5% Value
Consumer Non-Cyclical  0.3% - continued
Organon & Company/Organon
Foreign Debt Co-Issuer BV
$ 212,000 5.125%,  4/30/2031
a,d
$ 185,722
Owens & Minor, Inc.
67,000 6.625%,  4/1/2030
a,d
55,275
PepsiCo, Inc.
215,000 4.200%,  7/18/2052 179,172
408,000 4.650%,  7/23/2032 414,021
Performance Food Group, Inc.
129,000 4.250%,  8/1/2029
d
125,309
154,000 6.125%,  9/15/2032
d
157,744
Perrigo Finance Unlimited
Company
99,000 4.900%,  6/15/2030 96,620
54,000 6.125%,  9/30/2032 54,362
Pfizer Investment Enterprises,
Private Ltd.
504,000 5.300%,  5/19/2053 487,059
217,000 5.110%,  5/19/2043 210,297
Philip Morris International, Inc.
103,000 5.125%,  2/13/2031 106,594
336,000 5.375%,  2/15/2033 350,890
268,000 4.900%,  11/1/2034 270,108
Post Holdings, Inc.
85,000 4.625%,  4/15/2030
d
81,941
200,000 4.500%,  9/15/2031
d
186,850
80,000 6.250%,  10/15/2034
d
80,666
Prime Healthcare Services, Inc.
221,000 9.375%,  9/1/2029
d
229,840
Radiology Partners, Inc.
106,000 8.500%,  7/15/2032
d
109,693
Roche Holdings, Inc.
336,000 4.000%,  11/28/2044
d
286,228
Royalty Pharma plc
194,000 5.150%,  9/2/2029 199,047
187,000 5.200%,  9/25/2035 186,841
Select Medical Corporation
59,000 6.250%,  12/1/2032
a,d
59,025
Simmons Foods, Inc.
169,000 4.625%,  3/1/2029
d
162,015
Sotera Health Holdings, LLC
60,000 7.375%,  6/1/2031
d
63,001
Spectrum Brands, Inc.
14,000 3.875%,  3/15/2031
d
11,235
Star Parent, Inc.
63,000 9.000%,  10/1/2030
d
66,603
Stryker Corporation
194,000 5.200%,  2/10/2035 200,063
Sysco Corporation
338,000 6.600%,  4/1/2040 377,189
Takeda Pharmaceutical Company,
Ltd.
335,000 3.175%,  7/9/2050 226,747
316,000 5.650%,  7/5/2044 323,018
Tenet Healthcare Corporation
237,000 5.125%,  11/1/2027 236,565
173,000 4.375%,  1/15/2030 168,250
204,000 6.750%,  5/15/2031 211,197
Teva Pharmaceutical Finance
Company, LLC
59,000 6.150%,  2/1/2036 61,778
US Acute Care Solutions, LLC
177,000 9.750%,  5/15/2029
d
181,245

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.5% Value
Consumer Non-Cyclical  0.3% - continued
Whirlpool Corporation
$ 60,000 6.500%,  6/15/2033 $ 59,876
Total 23,781,390
Energy  0.2%
Aethon United BR, LP/Aethon
United Finance Corporation
28,000 7.500%,  10/1/2029
d
29,201
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
124,000 5.375%,  6/15/2029
d
123,546
Archrock Partners, LP/Archrock
Partners Finance Corporation
85,000 6.250%,  4/1/2028
d
85,118
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
58,000 5.875%,  6/30/2029
d
57,881
67,000 6.625%,  7/15/2033
d
68,116
Baytex Energy Corporation
92,000 8.500%,  4/30/2030
d
94,536
28,000 7.375%,  3/15/2032
d
27,415
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
93,000 7.000%,  7/15/2029
d
96,435
BP Capital Markets America, Inc.
567,000 2.939%,  6/4/2051 366,390
Buckeye Partners, LP
80,000 4.500%,  3/1/2028
d
79,006
54,000 6.875%,  7/1/2029
d
55,964
28,000 6.750%,  2/1/2030
d
29,082
California Resources Corporation
70,000 8.250%,  6/15/2029
d
72,999
40,000 7.000%,  1/15/2034
d,h
39,725
Cheniere Energy Partners, LP
712,000 4.500%,  10/1/2029 709,719
Cheniere Energy, Inc.
61,000 5.650%,  4/15/2034 62,881
Civitas Resources, Inc.
42,000 8.375%,  7/1/2028
d
43,535
207,000 8.750%,  7/1/2031
a,d
212,074
100,000 9.625%,  6/15/2033
d
105,621
CNX Resources Corporation
69,000 6.000%,  1/15/2029
d
69,028
Columbia Pipelines Holding
Company, LLC
219,000 6.042%,  8/15/2028
d
228,529
Columbia Pipelines Operating
Company, LLC
55,000 5.927%,  8/15/2030
d
58,188
Comstock Resources, Inc.
85,000 6.750%,  3/1/2029
d
84,490
170,000 5.875%,  1/15/2030
d
163,719
ConocoPhillips Company
295,000 4.850%,  1/15/2032 301,588
Continental Resources, Inc.
394,000 2.268%,  11/15/2026
d
384,074
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
133,000 5.500%,  6/15/2031
d
131,764
Crescent Energy Finance, LLC
96,000 7.625%,  4/1/2032
d
95,337
Principal
Amount Long-Term Fixed Income  8.5% Value
Energy  0.2% - continued
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
$ 126,000 8.625%,  3/15/2029
d
$ 131,393
68,000 7.375%,  6/30/2033
d
69,149
Diamond Foreign Asset Company/
Diamond Finance, LLC
48,000 8.500%,  10/1/2030
d
50,865
Diamondback Energy, Inc.
309,000 5.750%,  4/18/2054 297,441
Eastern Energy Gas Holdings, LLC
310,000 5.800%,  1/15/2035 326,135
Enbridge, Inc.
162,000 5.250%,  4/5/2027 164,450
Enerflex, Ltd.
45,000 9.000%,  10/15/2027
d
45,818
Energy Transfer, LP
176,000 6.500%,  2/15/2056
e
175,175
250,000 5.150%,  2/1/2043 226,933
400,000 6.000%,  6/15/2048 394,216
Enterprise Products Operating,
LLC
300,000 3.300%,  2/15/2053 204,224
Excelerate Energy, LP
67,000 8.000%,  5/15/2030
d
71,319
Exxon Mobil Corporation
525,000 3.452%,  4/15/2051 384,655
Genesis Energy LP/Genesis
Energy Finance Corporation
93,000 8.875%,  4/15/2030 98,457
214,000 7.875%,  5/15/2032 223,192
Gulfport Energy Operating
Corporation
40,000 6.750%,  9/1/2029
d
41,048
Halliburton Company
225,000 5.000%,  11/15/2045 204,578
Harvest Midstream I, LP
147,000 7.500%,  9/1/2028
d
148,582
Hess Midstream Operations, LP
127,000 4.250%,  2/15/2030
d
123,093
Hilcorp Energy I, LP/Hilcorp
Finance Company
165,000 5.750%,  2/1/2029
d
162,541
56,000 6.000%,  4/15/2030
d
55,034
112,000 6.250%,  4/15/2032
d
107,447
Howard Midstream Energy
Partners, LLC
57,000 7.375%,  7/15/2032
d
59,167
103,000 6.625%,  1/15/2034
d
105,016
ITT Holdings, LLC
176,000 6.500%,  8/1/2029
d
173,032
Kodiak Gas Services, LLC
71,000 6.500%,  10/1/2033
d
72,290
36,000 6.750%,  10/1/2035
d
36,963
MEG Energy Corporation
67,000 5.875%,  2/1/2029
d
66,996
Moss Creek Resources Holdings,
Inc.
31,000 8.250%,  9/1/2031
d
30,377
MPLX, LP
225,000 4.800%,  2/15/2031 226,358
449,000 4.950%,  9/1/2032 450,422
82,000 5.000%,  3/1/2033 82,020
Nabors Industries, Inc.
44,000 7.375%,  5/15/2027
d
44,665

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.5% Value
Energy  0.2% - continued
$ 144,000 9.125%,  1/31/2030
d
$ 149,760
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
47,000 8.125%,  2/15/2029
d
48,190
168,000 8.375%,  2/15/2032
d
172,141
Noble Finance II, LLC
118,000 8.000%,  4/15/2030
d
122,137
Northern Oil and Gas, Inc.
92,000 8.750%,  6/15/2031
d
95,045
Occidental Petroleum Corporation
90,000 5.000%,  8/1/2027 90,942
ONEOK, Inc.
164,000 5.700%,  11/1/2054 154,828
188,000 4.750%,  10/15/2031 188,060
113,000 5.600%,  4/1/2044 107,138
Ovintiv, Inc.
234,000 7.200%,  11/1/2031 258,049
PBF Holding Company, LLC/PBF
Finance Corporation
96,000 6.000%,  2/15/2028 95,410
169,000 7.875%,  9/15/2030
a,d
166,857
Permian Resources Operating,
LLC
110,000 6.250%,  2/1/2033
d
112,052
Prairie Acquiror, LP
93,000 9.000%,  8/1/2029
d
96,823
Precision Drilling Corporation
77,000 6.875%,  1/15/2029
d
77,414
Range Resources Corporation
97,000 4.750%,  2/15/2030
d
94,878
Repsol E&P Capital Markets US,
LLC
300,000 5.976%,  9/16/2035
d
305,457
Rockies Express Pipeline, LLC
147,000 4.950%,  7/15/2029
d
145,808
Saturn Oil & Gas, Inc.
37,000 9.625%,  6/15/2029
a,d
38,331
SESI, LLC
72,000 7.875%,  9/30/2030
d,h
72,000
SM Energy Company
105,000 6.500%,  7/15/2028 105,684
40,000 7.000%,  8/1/2032
d
40,031
South Bow USA Infrastructure
Holdings, LLC
173,000 5.026%,  10/1/2029 174,986
69,000 5.584%,  10/1/2034 69,371
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
56,000 5.875%,  3/1/2027 55,839
Sunoco, LP
169,000 7.000%,  5/1/2029
d
174,984
142,000 5.875%,  3/15/2034
d
140,771
Sunoco, LP/Sunoco Finance
Corporation
84,000 5.875%,  3/15/2028 84,022
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
102,000 5.500%,  1/15/2028
d
101,481
85,000 7.375%,  2/15/2029
d
87,537
178,000 6.750%,  3/15/2034
d
176,213
Talos Production, Inc.
35,000 9.000%,  2/1/2029
d
36,191
Principal
Amount Long-Term Fixed Income  8.5% Value
Energy  0.2% - continued
Targa Resources Corporation
$ 98,000 6.125%,  5/15/2055 $ 98,545
394,000 4.200%,  2/1/2033 374,341
TGNR Intermediate Holdings, LLC
127,000 5.500%,  10/15/2029
d
124,275
Tidewater, Inc.
34,000 9.125%,  7/15/2030
d
36,463
TotalEnergies Capital SA
160,000 5.275%,  9/10/2054 153,699
Transocean International, Ltd.
130,000 8.250%,  5/15/2029
d
128,163
189,750 8.750%,  2/15/2030
d
199,649
USA Compression Partners, LP/
USA Compression Finance
Corporation
96,000 7.125%,  3/15/2029
d
99,007
108,000 6.250%,  10/1/2033
d
108,413
Valaris, Ltd.
120,000 8.375%,  4/30/2030
d
124,541
Var Energi ASA
200,000 5.875%,  5/22/2030
d
207,959
Venture Global LNG, Inc.
210,000 8.125%,  6/1/2028
d
217,365
105,000 9.000%,  9/30/2029
d,e,k
104,063
146,000 7.000%,  1/15/2030
a,d
151,076
301,000 8.375%,  6/1/2031
d
316,041
116,000 9.875%,  2/1/2032
a,d
126,292
Venture Global Plaquemines LNG,
LLC
130,000 6.500%,  1/15/2034
d
136,845
65,000 7.750%,  5/1/2035
d
73,366
196,000 6.750%,  1/15/2036
d
208,187
Vital Energy, Inc.
91,000 7.750%,  7/31/2029
d
90,118
190,000 7.875%,  4/15/2032
a,d
184,440
Western Midstream Operating, LP
219,000 6.350%,  1/15/2029 230,396
112,000 6.150%,  4/1/2033 118,319
Williams Companies, Inc.
500,000 7.500%,  1/15/2031 566,578
97,000 5.600%,  3/15/2035 100,662
Total 17,046,245
Financials  0.8%
200 Park Funding Trust
101,000 5.740%,  2/15/2055
d
102,289
Acrisure, LLC/Acrisure Finance,
Inc.
39,000 4.250%,  2/15/2029
d
37,574
57,000 7.500%,  11/6/2030
d
59,380
AEGON Funding Company, LLC
318,000 5.500%,  4/16/2027
a,d
323,562
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
247,000 6.100%,  1/15/2027 252,294
375,000 3.875%,  1/23/2028 372,036
289,000 5.375%,  12/15/2031 298,895
Agree, LP
158,000 5.625%,  6/15/2034 164,499
Air Lease Corporation
59,000 4.650%,  6/15/2026
e,k
58,224

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.5% Value
Financials  0.8% - continued
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
$ 57,000 4.250%,  10/15/2027
d
$ 56,054
202,000 6.750%,  4/15/2028
d
205,580
81,000 7.000%,  1/15/2031
d
83,692
Ally Financial, Inc.
460,000 8.000%,  11/1/2031 524,386
88,000 6.700%,  2/14/2033
a
91,664
American Express Company
149,000 5.043%,  7/26/2028
e
151,542
138,000 5.085%,  1/30/2031
e
142,276
American Homes 4 Rent, LP
128,000 4.950%,  6/15/2030 130,332
American International Group, Inc.
453,000 5.125%,  3/27/2033 466,012
Americold Realty Operating
Partnership, LP
237,000 5.600%,  5/15/2032
a
239,870
Ameriprise Financial, Inc.
312,000 5.200%,  4/15/2035 317,823
AmWINS Group, Inc.
47,000 6.375%,  2/15/2029
d
47,956
140,000 4.875%,  6/30/2029
d
136,065
ANZ Bank New Zealand, Ltd.
225,000 5.548%,  8/11/2032
d,e
229,274
Aon North America, Inc.
158,000 5.750%,  3/1/2054 159,119
Apollo Debt Solutions BDC
232,000 6.700%,  7/29/2031 245,876
Ares Capital Corporation
189,000 5.875%,  3/1/2029 194,454
Ares Strategic Income Fund
442,000 5.450%,  9/9/2028
d
445,448
Arthur J. Gallagher & Company
54,000 6.750%,  2/15/2054 60,859
79,000 5.750%,  7/15/2054 78,729
Aviation Capital Group, LLC
167,000 5.125%,  4/10/2030
d
169,533
Avolon Holdings Funding, Ltd.
122,000 4.950%,  1/15/2028
d
123,225
270,000 5.750%,  3/1/2029
d
279,534
315,000 5.375%,  5/30/2030
d
323,122
Azorra Finance, Ltd.
151,000 7.750%,  4/15/2030
d
158,911
Banco Santander Mexico SA
200,000 5.621%,  12/10/2029
d
208,102
Banco Santander SA
400,000 4.175%,  3/24/2028
e
399,402
Bank of America Corporation
275,000 1.734%,  7/22/2027
e
269,508
265,000 3.824%,  1/20/2028
e
263,767
196,000 5.202%,  4/25/2029
e
200,912
230,000 2.087%,  6/14/2029
e
217,862
500,000 2.496%,  2/13/2031
e
462,752
650,000 1.922%,  10/24/2031
e
577,311
338,000 2.972%,  2/4/2033
e
307,795
676,000 4.571%,  4/27/2033
e
675,860
324,000 5.872%,  9/15/2034
e
347,168
129,000 5.468%,  1/23/2035
e
134,706
319,000 5.425%,  8/15/2035
e
325,415
450,000 3.846%,  3/8/2037
e
420,430
Principal
Amount Long-Term Fixed Income  8.5% Value
Financials  0.8% - continued
Bank of New York Mellon
Corporation
$ 214,000 6.317%,  10/25/2029
e
$ 227,733
Barclays plc
56,000 6.125%,  12/15/2025
e,k
56,010
333,000 6.496%,  9/13/2027
e
339,746
275,000 4.972%,  5/16/2029
e
279,091
301,000 4.942%,  9/10/2030
e
305,474
335,000 5.746%,  8/9/2033
e
352,160
225,000 5.860%,  8/11/2046
e
231,173
Berkshire Hathaway Finance
Corporation
449,000 2.850%,  10/15/2050 294,531
BlackRock Funding, Inc.
104,000 5.250%,  3/14/2054 101,422
Blackstone Private Credit Fund
208,000 5.600%,  11/22/2029 211,650
274,000 5.050%,  9/10/2030 270,811
Blue Owl Credit Income
Corporation
282,000 4.700%,  2/8/2027 281,513
Blue Owl Technology Finance
Corporation
115,000 4.750%,  12/15/2025
d
114,711
351,000 6.100%,  3/15/2028
d
355,513
217,000 6.750%,  4/4/2029 223,882
BNP Paribas SA
314,000 5.283%,  11/19/2030
d,e
322,529
564,000 3.132%,  1/20/2033
d,e
513,272
BPCE SA
250,000 5.876%,  1/14/2031
d,e
261,095
Brookfield Asset Management,
Ltd.
42,000 6.077%,  9/15/2055 43,581
Brookfield Finance, Inc.
156,000 5.813%,  3/3/2055 157,159
Brown & Brown, Inc.
96,000 6.250%,  6/23/2055 101,018
98,000 5.550%,  6/23/2035 100,808
Burford Capital Global Finance,
LLC
134,000 9.250%,  7/1/2031
d
142,384
69,000 7.500%,  7/15/2033
d
70,214
Camden Property Trust
278,000 3.150%,  7/1/2029 267,643
Capital One Financial Corporation
71,000 5.700%,  2/1/2030
e
73,713
Capital One NA
475,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
e
491,851
Charles Schwab Corporation
220,000 6.136%,  8/24/2034
e
239,644
Chubb INA Holdings, LLC
220,000 4.350%,  11/3/2045 193,993
Citadel, LP
194,000 6.375%,  1/23/2032
d
205,333
Citibank NA
403,000 4.914%,  5/29/2030 414,055
Citigroup, Inc.
348,000 3.200%,  10/21/2026 345,105
520,000 3.668%,  7/24/2028
e
515,412
175,000 3.520%,  10/27/2028
e
172,668
79,000 6.875%,  8/15/2030
e,k
81,414
360,000 4.952%,  5/7/2031
e
366,841

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.5% Value
Financials  0.8% - continued
$ 478,000 4.910%,  5/24/2033
e
$ 483,776
284,000 6.174%,  5/25/2034
e
302,180
252,000 6.020%,  1/24/2036
e
263,991
125,000 5.174%,  9/11/2036
e
126,268
Citizens Financial Group, Inc.
136,000 5.718%,  7/23/2032
e
142,003
CNA Financial Corporation
160,000 5.125%,  2/15/2034 161,459
Comerica, Inc.
75,000 5.982%,  1/30/2030
e
78,048
Constellation Insurance, Inc.
138,000 6.800%,  1/24/2030
d
139,053
COPT Defense Properties, LP
278,000 4.500%,  10/15/2030
h
276,167
Corebridge Financial, Inc.
117,000 6.375%,  9/15/2054
e
120,089
169,000 4.350%,  4/5/2042 145,884
Countrywide Home Loans, Inc.
150,038
5.750%,  4/25/2037, Ser.
2007-3, Class A27 64,861
Cousins Properties, LP
69,000 5.375%,  2/15/2032 70,744
Credit Agricole SA
250,000 5.230%,  1/9/2029
d,e
254,796
250,000 5.222%,  5/27/2031
d,e
256,458
250,000 4.818%,  9/25/2033
d,e
248,463
Credit Suisse Group AG
350,000 7.250%,  N/A
*,l
29,750
Deutsche Bank AG/New York, NY
224,000 5.297%,  5/9/2031
e
229,457
223,000 4.950%,  8/4/2031
e
225,109
500,000 3.729%,  1/14/2032
e
468,897
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
646,000 5.950%,  9/17/2030
d
630,547
Elevance Health, Inc.
375,000 3.125%,  5/15/2050 248,079
300,000 4.625%,  5/15/2042 270,476
Encore Capital Group, Inc.
35,000 9.250%,  4/1/2029
d
36,931
161,000 8.500%,  5/15/2030
d
170,973
EPR Properties
190,000 4.950%,  4/15/2028 191,470
ERP Operating, LP
240,000 4.950%,  6/15/2032 245,996
Essential Properties, LP
175,000 5.400%,  12/1/2035 175,657
F&G Global Funding
315,000 4.650%,  9/8/2028
d
316,115
Fairfax Financial Holdings, Ltd.
207,000 6.350%,  3/22/2054 218,770
First Citizens BancShares, Inc./NC
374,000 5.600%,  9/5/2035
e
373,012
FirstCash, Inc.
143,000 5.625%,  1/1/2030
d
142,793
First-Citizens Bank & Trust
Company
189,000 6.125%,  3/9/2028 196,096
Five Corners Funding Trust IV
224,000 5.997%,  2/15/2053
d
234,441
Principal
Amount Long-Term Fixed Income  8.5% Value
Financials  0.8% - continued
Franklin BSP Capital Corporation
$ 265,000 6.000%,  10/2/2030
d,h
$ 262,097
Freedom Mortgage Holdings, LLC
133,000 9.250%,  2/1/2029
d
139,939
57,000 9.125%,  5/15/2031
d
60,622
86,000 8.375%,  4/1/2032
d
90,141
71,000 7.875%,  4/1/2033
d
73,143
FTAI Aviation Investors, LLC
60,000 5.500%,  5/1/2028
d
60,010
136,000 7.000%,  5/1/2031
d
142,264
82,000 7.000%,  6/15/2032
d
85,815
GGAM Finance, Ltd.
54,000 7.750%,  5/15/2026
d
54,135
58,000 8.000%,  6/15/2028
d
61,390
240,000 5.875%,  3/15/2030
d
242,999
Global Aircraft Leasing Company,
Ltd.
172,000 8.750%,  9/1/2027
d
177,700
Global Net Lease, Inc.
37,000 4.500%,  9/30/2028
d
36,195
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
118,000 3.750%,  12/15/2027
d
114,531
goeasy, Ltd.
97,000 9.250%,  12/1/2028
d
101,245
30,000 7.625%,  7/1/2029
d
30,402
146,000 6.875%,  2/15/2031
d
141,444
Goldman Sachs BDC, Inc.
135,000 6.375%,  3/11/2027 138,090
375,000 5.650%,  9/9/2030 377,186
Goldman Sachs Group, Inc.
318,000 1.948%,  10/21/2027
e
310,516
322,000 6.484%,  10/24/2029
e
342,666
254,000 5.218%,  4/23/2031
e
262,663
120,000 1.992%,  1/27/2032
e
105,892
810,000 3.102%,  2/24/2033
e
743,077
Goldman Sachs Private Credit
Corporation
136,000 5.875%,  5/6/2028
a,d
138,022
Howard Hughes Corporation
37,000 4.125%,  2/1/2029
d
35,493
HSBC Holdings plc
74,000 6.875%,  9/11/2029
e,k
76,689
264,000 5.130%,  3/3/2031
e
270,374
374,000 5.741%,  9/10/2036
e
381,596
HUB International, Ltd.
164,000 7.250%,  6/15/2030
d
171,036
Huntington Bancshares, Inc./OH
267,000 5.709%,  2/2/2035
e
278,287
229,000 6.141%,  11/18/2039
e
238,300
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
17,000 6.250%,  5/15/2026 16,980
216,000 5.250%,  5/15/2027 212,316
Invitation Homes Operating
Partnership, LP
282,000 2.000%,  8/15/2031 243,667
362,000 4.950%,  1/15/2033 363,757
Jane Street Group/JSG Finance,
Inc.
92,000 4.500%,  11/15/2029
d
89,813
36,000 7.125%,  4/30/2031
d
37,760
60,000 6.125%,  11/1/2032
d
60,814

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.5% Value
Financials  0.8% - continued
$ 195,000 6.750%,  5/1/2033
d
$ 202,534
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
49,000 5.000%,  8/15/2028
d
47,343
200,000 6.625%,  10/15/2031
d
201,332
Jefferson Capital Holdings, LLC
47,000 6.000%,  8/15/2026
d
46,989
117,000 9.500%,  2/15/2029
d
123,227
46,000 8.250%,  5/15/2030
d
48,108
JPMorgan Chase & Company
320,000 4.979%,  7/22/2028
e
324,875
350,000 4.505%,  10/22/2028
e
352,990
25,000 4.203%,  7/23/2029
e
25,048
400,000 2.522%,  4/22/2031
e
371,012
400,000 1.953%,  2/4/2032
e
353,587
450,000 4.586%,  4/26/2033
e
451,401
337,000 4.912%,  7/25/2033
e
343,641
228,000 5.766%,  4/22/2035
e
242,908
156,000 5.502%,  1/24/2036
e
163,209
214,000 5.534%,  11/29/2045
e
220,073
KeyBank NA/Cleveland, OH
258,000 5.000%,  1/26/2033 259,662
Kilroy Realty, LP
109,000 4.250%,  8/15/2029 106,930
275,000 5.875%,  10/15/2035 278,660
Liberty Mutual Group, Inc.
32,000 4.125%,  12/15/2051
d,e
31,430
Lincoln National Corporation
430,000 2.330%,  8/15/2030
d
388,970
Lloyds Banking Group plc
335,000 5.871%,  3/6/2029
e
347,487
300,000 6.068%,  6/13/2036
e
314,911
LPL Holdings, Inc.
317,000 4.900%,  4/3/2028 320,427
Macquarie AirFinance Holdings,
Ltd.
57,000 6.400%,  3/26/2029
d
60,028
146,000 5.150%,  3/17/2030
d
148,041
Macquarie Bank, Ltd.
354,000 5.642%,  8/13/2036
d,e
358,589
Marsh & McLennan Companies,
Inc.
83,000 5.450%,  3/15/2053 82,134
Massachusetts Mutual Life
Insurance Company
475,000 3.200%,  12/1/2061
d
297,090
Mizuho Financial Group, Inc.
200,000 5.098%,  5/13/2031
e
205,520
Molina Healthcare, Inc.
51,000 4.375%,  6/15/2028
d
49,737
70,000 6.250%,  1/15/2033
d
70,778
Morgan Stanley
179,000 5.516%,  11/19/2055
e
180,938
540,000 4.350%,  9/8/2026 541,136
435,000 3.591%,  7/22/2028
e
430,422
223,000 5.164%,  4/20/2029
e
228,270
260,000 3.622%,  4/1/2031
e
252,279
223,000 5.250%,  4/21/2034
e
229,963
168,000 5.831%,  4/19/2035
e
179,095
116,000 5.587%,  1/18/2036
e
121,453
394,000 5.297%,  4/20/2037
e
399,723
MPT Operating Partnership, LP/
MPT Finance Corporation
78,000 8.500%,  2/15/2032
d
82,880
Principal
Amount Long-Term Fixed Income  8.5% Value
Financials  0.8% - continued
Nasdaq, Inc.
$ 335,000 3.250%,  4/28/2050 $ 233,457
National Securities Clearing
Corporation
250,000 4.700%,  5/20/2030
d
255,432
Nationstar Mortgage Holdings,
Inc.
29,000 5.500%,  8/15/2028
d
29,000
60,000 6.500%,  8/1/2029
d
61,553
90,000 5.125%,  12/15/2030
d
90,792
32,000 7.125%,  2/1/2032
d
33,402
Nationwide Building Society
275,000 5.537%,  7/14/2036
d,e
282,803
NatWest Group plc
250,000 4.445%,  5/8/2030
e
250,609
325,000 6.475%,  6/1/2034
e
341,860
Navient Corporation
34,000 5.000%,  3/15/2027 33,847
37,000 5.500%,  3/15/2029 36,271
New York Life Global Funding
331,000 4.550%,  1/28/2033
d
330,521
Nomura Holdings, Inc.
224,000 5.783%,  7/3/2034 237,219
North Haven Private Income Fund,
LLC
127,000 5.125%,  9/25/2028
d
126,344
Omega Healthcare Investors, Inc.
416,000 3.625%,  10/1/2029 399,138
221,000 5.200%,  7/1/2030 224,363
Omnis Funding Trust
220,000 6.722%,  5/15/2055
d
237,303
OneMain Finance Corporation
77,000 3.500%,  1/15/2027 75,254
90,000 3.875%,  9/15/2028 86,496
63,000 6.750%,  3/15/2032 64,167
285,000 7.125%,  9/15/2032 294,416
Osaic Holdings, Inc.
104,000 6.750%,  8/1/2032
d
107,415
Panther Escrow Issuer, LLC
126,000 7.125%,  6/1/2031
d
131,055
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
161,000 4.875%,  5/15/2029
d
156,974
PennyMac Financial Services, Inc.
35,000 7.125%,  11/15/2030
d
36,444
99,000 6.875%,  5/15/2032
d
102,584
65,000 6.875%,  2/15/2033
d
67,152
35,000 6.750%,  2/15/2034
d
35,703
Phoenix Aviation Capital, Ltd.
109,000 9.250%,  7/15/2030
d
115,967
PNC Financial Services Group,
Inc.
107,000 6.615%,  10/20/2027
e
109,616
PRA Group, Inc.
89,000 8.375%,  2/1/2028
d
91,030
Prologis Targeted US Logistics
Fund, LP
216,000 5.250%,  4/1/2029
d
222,938
104,000 5.250%,  1/15/2035
d
106,365
Prologis, LP
146,000 5.250%,  3/15/2054 141,246
Prudential Financial, Inc.
428,000 5.125%,  3/1/2052
e
429,550

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.5% Value
Financials  0.8% - continued
Regency Centers, LP
$ 299,000 4.125%,  3/15/2028 $ 298,986
162,000 5.250%,  1/15/2034 166,496
RenaissanceRe Holdings, Ltd.
312,000 5.800%,  4/1/2035 327,140
RGA Global Funding
105,000 5.500%,  1/11/2031
d
109,542
RHP Hotel Properties, LP/RHP
Finance Corporation
28,000 4.750%,  10/15/2027 27,877
57,000 4.500%,  2/15/2029
d
55,901
Rithm Capital Corporation
68,000 8.000%,  7/15/2030
d
69,615
RLJ Lodging Trust, LP
52,000 4.000%,  9/15/2029
d
49,104
Rocket Companies, Inc.
101,000 6.375%,  8/1/2033
d
104,244
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
95,000 3.625%,  3/1/2029
d
90,604
166,000 3.875%,  3/1/2031
d
155,018
32,000 4.000%,  10/15/2033
d
29,225
Ryan Specialty, LLC
30,000 4.375%,  2/1/2030
d
29,067
140,000 5.875%,  8/1/2032
d
141,566
Santander Holdings USA, Inc.
111,000 6.499%,  3/9/2029
e
115,812
296,000 5.473%,  3/20/2029
e
301,641
93,000 6.174%,  1/9/2030
e
96,871
Sixth Street Lending Partners
155,000 6.125%,  7/15/2030
d
160,251
SLM Corporation
49,000 6.500%,  1/31/2030 51,061
Societe Generale SA
60,000 10.000%,  11/14/2028
d,e,k
66,462
296,000 5.249%,  5/22/2029
d,e
300,989
300,000 5.439%,  10/3/2036
d,e,h
299,223
Standard Chartered plc
200,000 5.545%,  1/21/2029
d,e
204,867
Starwood Property Trust, Inc.
52,000 4.375%,  1/15/2027
d
51,553
108,000 5.250%,  10/15/2028
d,h
108,031
82,000 6.500%,  10/15/2030
d
84,703
36,000 5.750%,  1/15/2031
d,h
35,978
State Street Corporation
314,000 4.530%,  2/20/2029
e
317,362
Stonex Escrow Issuer, LLC
187,000 6.875%,  7/15/2032
d
192,482
Sumitomo Mitsui Financial Group,
Inc.
275,000 1.710%,  1/12/2031 239,827
Synchrony Financial
115,000 5.935%,  8/2/2030
e
119,201
59,000 7.250%,  2/2/2033 62,959
Synovus Bank
250,000 5.625%,  2/15/2028 255,239
Toronto-Dominion Bank
110,000 5.146%,  9/10/2034
e
111,340
Travelers Companies, Inc.
124,000 5.050%,  7/24/2035 126,210
Truist Financial Corporation
227,000 6.047%,  6/8/2027
e
229,634
160,000 5.125%,  12/15/2027
e,k
157,712
Principal
Amount Long-Term Fixed Income  8.5% Value
Financials  0.8% - continued
$ 266,000 5.122%,  1/26/2034
e
$ 270,256
137,000 5.711%,  1/24/2035
e
143,764
U.S. Bancorp
348,000 5.775%,  6/12/2029
e
362,173
88,000 5.836%,  6/12/2034
e
93,772
146,000 5.678%,  1/23/2035
e
153,722
UBS Group AG
328,000 6.246%,  9/22/2029
d,e
346,054
123,000 6.600%,  8/5/2030
d,e,k
123,658
278,000 3.091%,  5/14/2032
d,e
257,252
200,000 5.699%,  2/8/2035
d,e
210,702
200,000 5.379%,  9/6/2045
d,e
200,110
United Wholesale Mortgage, LLC
154,000 5.500%,  4/15/2029
d
151,883
UnitedHealth Group, Inc.
224,000 5.875%,  2/15/2053 230,291
228,000 4.750%,  5/15/2052 201,005
Wells Fargo & Company
500,000 4.900%,  1/24/2028
e
504,598
338,000 3.526%,  3/24/2028
e
334,983
214,000 5.707%,  4/22/2028
e
218,972
550,000 2.393%,  6/2/2028
e
534,658
234,000 5.574%,  7/25/2029
e
242,506
185,000 5.389%,  4/24/2034
e
192,226
310,000 4.900%,  11/17/2045 282,295
Wynnton Funding Trust II
175,000 5.991%,  8/15/2055
d
179,629
XHR, LP
66,000 4.875%,  6/1/2029
d
64,642
30,000 6.625%,  5/15/2030
d
30,824
Zions Bancorp NA
250,000 4.704%,  8/18/2028
e
250,777
250,000 6.816%,  11/19/2035
e
265,739
Total 60,827,506
Foreign Government  <0.1%
Eagle Funding Luxco SARL
250,000 5.500%,  8/17/2030
d
253,640
Mexico Government International
Bond
253,000 5.625%,  9/22/2035 251,750
NBN Company, Ltd.
317,000 4.150%,  9/16/2030
d
315,219
Saudi Arabian Oil Company
200,000 5.250%,  7/17/2034
d
205,719
Teine Energy, Ltd.
150,000 6.875%,  4/15/2029
d
147,578
Total 1,173,906
Mortgage-Backed Securities  2.5%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
518,714 5.500%,  12/1/2038 532,214
4,478,076 5.500%,  2/1/2040 4,579,226
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
2,865,487 2.000%,  1/1/2052 2,344,109
1,235,446 6.000%,  1/1/2055 1,287,747
2,112,622 2.000%,  5/1/2051 1,728,241
4,065,880 2.500%,  5/1/2051 3,472,350
1,668,503 3.500%,  5/1/2052 1,537,375

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.5% Value
Mortgage-Backed Securities  2.5% - continued
$ 2,680,942 4.000%,  5/1/2052 $ 2,550,005
1,687,775 5.000%,  7/1/2053 1,689,663
811,356 5.500%,  7/1/2053 826,757
2,138,886 3.500%,  8/1/2052 1,970,562
1,686,422 5.000%,  8/1/2053 1,692,377
2,654,492 5.500%,  9/1/2053 2,713,335
1,689,670 3.500%,  9/1/2047 1,580,706
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,018,658 2.500%,  7/1/2030 987,501
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
352,506 5.500%,  9/1/2039 362,456
7,400,000 5.000%,  10/1/2040
h
7,476,218
500,000 5.500%,  10/1/2040
h
510,976
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,554,676 3.000%,  12/1/2036 1,472,972
1,528,549 3.000%,  8/1/2038 1,450,492
2,389,978 3.500%,  5/1/2040 2,285,429
2,332,477 2.500%,  4/1/2042 2,083,725
812,950 2.000%,  5/1/2042 703,713
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
6,368,797 3.000%,  1/1/2052 5,644,087
802,952 2.000%,  2/1/2051 656,856
540,032 2.000%,  2/1/2051 441,774
2,677,603 2.500%,  2/1/2051 2,287,733
3,146,063 2.500%,  2/1/2051 2,655,037
3,009,682 5.500%,  2/1/2055 3,064,667
9,224,237 2.000%,  3/1/2051 7,494,970
4,652,467 4.000%,  3/1/2051 4,462,696
2,328,952 2.000%,  3/1/2052 1,902,600
7,074,062 3.000%,  3/1/2052 6,270,840
6,080,516 2.000%,  4/1/2051 4,920,656
3,576,894 3.000%,  4/1/2051 3,151,517
2,815,614 5.500%,  4/1/2054 2,873,573
3,615,586 3.000%,  5/1/2050 3,186,736
999,279 2.000%,  5/1/2051 813,561
3,238,868 3.000%,  5/1/2051 2,914,089
991,518 3.500%,  5/1/2052 912,120
6,160,372 2.000%,  6/1/2050 5,020,856
2,621,163 3.000%,  6/1/2050 2,363,518
1,135,867 4.000%,  6/1/2052 1,073,527
1,262,111 5.000%,  6/1/2053 1,265,162
4,534,699 2.500%,  7/1/2051 3,886,417
1,058,311 3.500%,  7/1/2051 978,223
766,392 3.000%,  7/1/2052 684,101
3,213,673 4.000%,  7/1/2052 3,037,306
989,681 2.500%,  8/1/2050 852,082
1,736,444 3.500%,  8/1/2050 1,610,785
3,012,820 3.500%,  8/1/2052 2,762,176
5,513,994 4.500%,  8/1/2052 5,377,318
2,363,484 5.000%,  8/1/2053 2,369,199
4,721,075 6.000%,  8/1/2054 4,932,588
1,029,922 2.500%,  9/1/2051 881,367
874,644 3.500%,  9/1/2052 805,795
1,591,051 3.500%,  9/1/2052 1,467,775
1,815,207 5.000%,  9/1/2052 1,816,704
2,948,996 4.500%,  9/1/2053 2,877,259
1,747,637 4.500%,  9/1/2053 1,711,013
Principal
Amount Long-Term Fixed Income  8.5% Value
Mortgage-Backed Securities  2.5% - continued
$ 4,505,840 4.000%,  10/1/2052 $ 4,278,783
1,075,000 2.500%,  10/1/2055
h
905,515
975,076 2.000%,  11/1/2051 797,642
1,158,319 3.500%,  11/1/2052 1,072,102
3,988,185 2.000%,  12/1/2050 3,247,999
8,979,317 2.500%,  12/1/2051 7,658,475
5,397,254 4.500%,  12/1/2052 5,287,350
8,875,000 5.500%,  10/1/2041
h
8,948,112
1,980,099 3.500%,  12/1/2047 1,857,328
3,200,000 4.000%,  10/1/2048
h
3,015,560
1,625,000 4.500%,  10/1/2048
h
1,576,019
2,675,000 5.000%,  10/1/2048
h
2,652,683
700,000 3.000%,  10/1/2049
h
614,741
4,300,000 3.500%,  10/1/2049
h
3,928,141
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
5,378,197 2.500%,  3/1/2062 4,385,936
1,071,165 3.500%,  7/1/2061 961,655
2,352,344 4.000%,  12/1/2061 2,201,672
PRPM, LLC
582,296
6.255%,  5/25/2030, Ser.
2025-3, Class A1
d,f
583,614
Total 199,238,159
Technology  0.2%
Accenture Capital, Inc.
227,000 4.500%,  10/4/2034 223,873
Advanced Micro Devices, Inc.
225,000 4.393%,  6/1/2052
a
193,484
Alphabet, Inc.
160,000 5.250%,  5/15/2055 160,349
Amentum Holdings, Inc.
144,000 7.250%,  8/1/2032
d
149,525
Apple, Inc.
241,000 3.750%,  9/12/2047 193,799
Block, Inc.
70,000 5.625%,  8/15/2030
d
70,922
61,000 3.500%,  6/1/2031 56,768
255,000 6.500%,  5/15/2032 263,926
70,000 6.000%,  8/15/2033
d
71,683
Boost Newco Borrower, LLC
169,000 7.500%,  1/15/2031
d
179,291
Broadcom, Inc.
233,000 4.900%,  7/15/2032 238,356
121,000 3.469%,  4/15/2034
d
110,425
452,000 3.137%,  11/15/2035
d
391,055
500,000 3.187%,  11/15/2036
d
426,689
250,000 4.926%,  5/15/2037
d
249,329
127,000 4.900%,  2/15/2038 126,320
CACI International, Inc.
45,000 6.375%,  6/15/2033
d
46,420
Central Parent, Inc./CDK Global,
Inc.
56,000 7.250%,  6/15/2029
d
48,219
Cisco Systems, Inc.
103,000 5.300%,  2/26/2054 101,671
Clarivate Science Holdings
Corporation
62,000 3.875%,  7/1/2028
d
59,666
Cloud Software Group, Inc.
405,000 6.500%,  3/31/2029
d
408,653
256,000 9.000%,  9/30/2029
d
265,525

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.5% Value
Technology  0.2% - continued
CommScope Technologies, LLC
$ 67,000 5.000%,  3/15/2027
d
$ 66,473
CommScope, LLC
63,000 4.750%,  9/1/2029
d
62,596
Consensus Cloud Solutions, Inc.
29,000 6.000%,  10/15/2026
d
28,944
CoreWeave, Inc.
105,000 9.000%,  2/1/2031
d
107,612
Dell, Inc.
196,000 6.500%,  4/15/2038 212,668
Diebold Nixdorf, Inc.
151,000 7.750%,  3/31/2030
d
159,284
Fair Isaac Corporation
116,000 6.000%,  5/15/2033
d
117,443
Fiserv, Inc.
220,000 2.650%,  6/1/2030 203,696
215,000 5.350%,  3/15/2031 223,583
195,000 5.600%,  3/2/2033 204,319
230,000 5.150%,  8/12/2034 232,749
Foundry JV Holdco, LLC
251,000 5.900%,  1/25/2030
d
264,682
200,000 5.900%,  1/25/2033
d
210,897
Gen Digital, Inc.
70,000 7.125%,  9/30/2030
d
72,078
31,000 6.250%,  4/1/2033
d
31,647
Global Payments, Inc.
337,000 5.300%,  8/15/2029 344,634
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
56,000 3.500%,  3/1/2029
d
53,059
Helios Software Holdings, Inc./ION
Corporate Solutions Finance
SARL
64,000 4.625%,  5/1/2028
d
61,898
Hewlett Packard Enterprise
Company
313,000 4.400%,  9/25/2027 314,392
187,000 4.850%,  10/15/2031 188,952
II-VI, Inc.
58,000 5.000%,  12/15/2029
d
57,200
Intel Corporation
391,000 4.900%,  7/29/2045 345,733
ION Trading Technologies SARL
106,000 9.500%,  5/30/2029
d
111,954
Iron Mountain, Inc.
296,000 4.875%,  9/15/2029
d
291,397
160,000 5.250%,  7/15/2030
d
158,235
247,000 4.500%,  2/15/2031
d
235,768
Kioxia Holdings Corporation
243,000 6.625%,  7/24/2033
d
249,811
KLA Corporation
338,000 3.300%,  3/1/2050 241,787
Marvell Technology, Inc.
54,000 5.950%,  9/15/2033 57,937
Mastercard, Inc.
265,000 3.950%,  2/26/2048 218,563
Microchip Technology, Inc.
47,000 5.050%,  3/15/2029 48,024
Micron Technology, Inc.
122,000 5.650%,  11/1/2032 128,031
NCR Atleos Corporation
47,000 9.500%,  4/1/2029
d
50,878
Principal
Amount Long-Term Fixed Income  8.5% Value
Technology  0.2% - continued
NCR Voyix Corporation
$ 85,000 5.000%,  10/1/2028
d
$ 83,730
53,000 5.125%,  4/15/2029
d
52,148
Neptune Bidco US, Inc.
136,000 9.290%,  4/15/2029
d
133,510
NXP BV/NXP Funding, LLC
150,000 5.550%,  12/1/2028 155,265
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
106,000 4.300%,  6/18/2029 105,872
250,000 3.250%,  5/11/2041 189,941
Open Text Corporation
102,000 3.875%,  12/1/2029
d
96,416
Open Text Holdings, Inc.
145,000 4.125%,  2/15/2030
d
137,358
Oracle Corporation
224,000 6.900%,  11/9/2052 249,234
198,000 5.250%,  2/3/2032 204,127
202,000 4.800%,  9/26/2032 202,243
103,000 4.700%,  9/27/2034 100,588
228,000 5.875%,  9/26/2045 228,619
624,000 4.000%,  7/15/2046 486,080
Paychex, Inc.
79,000 5.600%,  4/15/2035 82,704
PayPal Holdings, Inc.
191,000 5.500%,  6/1/2054
a
191,619
Pitney Bowes, Inc.
29,000 6.875%,  3/15/2027
d
28,977
RingCentral, Inc.
160,000 8.500%,  8/15/2030
d
170,245
Rocket Software, Inc.
70,000 9.000%,  11/28/2028
d
72,158
Roper Technologies, Inc.
273,000 1.750%,  2/15/2031 237,922
Sabre GLBL, Inc.
17,000 8.625%,  6/1/2027
a,d
17,243
67,000 11.125%,  7/15/2030
d
64,886
Seagate Data Storage Technology,
Private Ltd.
114,560 9.625%,  12/1/2032
d
129,759
44,000 5.750%,  12/1/2034
d
43,858
Sensata Technologies BV
176,000 4.000%,  4/15/2029
d
168,902
Sensata Technologies, Inc.
62,000 4.375%,  2/15/2030
d
59,840
33,000 3.750%,  2/15/2031
d
30,455
31,000 6.625%,  7/15/2032
d
32,078
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
152,000 6.750%,  8/15/2032
d
157,151
SS&C Technologies, Inc.
106,000 5.500%,  9/30/2027
d
105,817
30,000 6.500%,  6/1/2032
d
31,015
Synopsys, Inc.
196,000 5.700%,  4/1/2055 197,809
UKG, Inc.
59,000 6.875%,  2/1/2031
d
60,878
Verisk Analytics, Inc.
117,000 5.250%,  3/15/2035 119,274
Viavi Solutions, Inc.
100,000 3.750%,  10/1/2029
d
94,283
Xerox Corporation
93,000 10.250%,  10/15/2030
d
94,473

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.5% Value
Technology  0.2% - continued
Xerox Holdings Corporation
$ 49,000 5.500%,  8/15/2028
d
$ 28,788
Total 14,038,137
Transportation  0.1%
Air Canada
59,000 3.875%,  8/15/2026
d
58,465
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
95,000 5.500%,  4/20/2026
d
95,042
165,446 5.750%,  4/20/2029
d
166,079
Avianca Midco 2 plc
136,000 9.000%,  12/1/2028
d
135,830
85,000 9.625%,  2/14/2030
a,d
84,549
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
76,000 5.375%,  3/1/2029
a,d
74,112
Burlington Northern Santa Fe, LLC
309,000 2.875%,  6/15/2052 197,856
240,000 4.450%,  3/15/2043 216,443
Canadian Pacific Railway
Company
225,000 4.700%,  5/1/2048 200,799
DCLI Bidco, LLC
143,000 7.750%,  11/15/2029
d
148,687
Delta Air Lines, Inc.
284,000 5.250%,  7/10/2030 289,735
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
456,000 4.750%,  10/20/2028
d
458,564
ERAC USA Finance, LLC
224,000 5.400%,  5/1/2053
d
222,992
Norfolk Southern Corporation
233,000 5.100%,  5/1/2035 237,894
OneSky Flight, LLC
148,000 8.875%,  12/15/2029
d
155,630
Rand Parent, LLC
152,000 8.500%,  2/15/2030
a,d
157,938
RXO, Inc.
58,000 7.500%,  11/15/2027
d
58,976
Ryder System, Inc.
186,000 4.850%,  6/15/2030 189,782
Star Leasing Company, LLC
61,000 7.625%,  2/15/2030
d
59,276
Stena International SA
94,000 7.250%,  1/15/2031
d
95,835
Stonepeak Nile Parent, LLC
47,000 7.250%,  3/15/2032
d
49,492
Union Pacific Corporation
449,000 2.973%,  9/16/2062 269,007
United Airlines, Inc.
317,000 4.625%,  4/15/2029
d
312,146
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
36,000 7.875%,  5/1/2027
d
36,561
68,000 6.375%,  2/1/2030
a,d
66,278
Watco Companies, LLC/Watco
Finance Corporation
71,000 7.125%,  8/1/2032
d
73,490
Total 4,111,458
Principal
Amount Long-Term Fixed Income  8.5% Value
U.S. Government & Agencies  2.7%
U.S. Treasury Bonds
$ 1,500,000 2.875%,  5/15/2052 $ 1,070,391
611,000 3.625%,  5/15/2053 504,648
680,000 1.625%,  11/15/2050 364,862
4,000,000 4.750%,  11/15/2053 4,006,875
5,830,000 5.250%,  11/15/2028 6,103,054
2,050,000 4.375%,  5/15/2040 2,028,619
7,430,000 1.375%,  11/15/2040 4,847,495
11,465,000 3.000%,  5/15/2042 9,301,429
2,500,000 3.250%,  5/15/2042 2,100,195
25,124,000 2.500%,  5/15/2046 17,666,294
16,725,000 2.875%,  5/15/2049 12,201,410
U.S. Treasury Notes
2,500,000 4.250%,  12/31/2025 2,501,738
12,650,000 2.625%,  1/31/2026 12,593,791
2,500,000 0.500%,  2/28/2026 2,465,312
25,060,000 2.500%,  2/28/2026 24,914,632
100,000 4.625%,  2/28/2026 100,277
10,500,000 3.500%,  9/30/2026 10,477,852
2,850,000 3.875%,  5/31/2027 2,859,908
20,005,000 2.250%,  11/15/2027 19,448,611
10,550,000 3.875%,  12/31/2027 10,608,107
300,000 0.750%,  1/31/2028 280,922
3,200,000 3.625%,  3/31/2028 3,200,875
18,050,000 2.875%,  5/15/2028 17,712,268
2,500,000 3.750%,  12/31/2028 2,507,910
10,600,000 3.500%,  9/30/2029 10,525,055
17,810,000 4.000%,  3/31/2030 18,013,841
1,900,000 3.625%,  8/31/2030 1,890,203
160,000 1.375%,  11/15/2031 138,488
4,400,000 4.125%,  11/15/2032 4,451,219
1,400,000 3.500%,  2/15/2033 1,359,148
7,900,000 4.500%,  11/15/2033 8,167,859
Total 214,413,288
Utilities  0.2%
AEP Texas, Inc.
176,000 5.850%,  10/15/2055 175,213
AES Corporation
96,000 7.600%,  1/15/2055
e
99,442
450,000 3.950%,  7/15/2030
d
434,533
Algonquin Power & Utilities
Corporation
263,000 4.750%,  1/18/2082
e
256,622
Alpha Generation, LLC
52,000 6.750%,  10/15/2032
d
53,679
American Water Capital
Corporation
150,000 5.700%,  9/1/2055 152,349
Atmos Energy Corporation
125,000 5.450%,  1/15/2056
h
123,547
Berkshire Hathaway Energy
Company
375,000 4.500%,  2/1/2045 332,015
Calpine Corporation
125,000 4.500%,  2/15/2028
d
124,473
Capital Power US Holdings, Inc.
257,000 5.257%,  6/1/2028
d
261,883
Commonwealth Edison Company
355,000 3.700%,  3/1/2045 281,154
Consolidated Edison Company of
New York, Inc.
168,000 4.500%,  12/1/2045 147,285
450,000 4.125%,  5/15/2049 364,754

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.5% Value
Utilities  0.2% - continued
Constellation Energy Generation,
LLC
$ 108,000 6.125%,  1/15/2034 $ 117,528
Consumers Energy Company
367,000 4.350%,  4/15/2049 314,222
Dominion Energy, Inc.
29,000 6.875%,  2/1/2055
e
30,354
29,000 7.000%,  6/1/2054
e
31,444
DTE Electric Company
265,000 3.700%,  3/15/2045 208,714
145,000 3.700%,  6/1/2046 113,436
Duke Energy Carolinas, LLC
340,000 3.700%,  12/1/2047 261,538
Duke Energy Corporation
41,000 6.450%,  9/1/2054
e
43,307
326,000 5.450%,  6/15/2034 339,088
Duke Energy Indiana, LLC
295,000 3.750%,  5/15/2046 232,715
Enel Finance International NV
220,000 5.125%,  6/26/2029
d
225,372
Entergy Louisiana, LLC
60,000 5.800%,  3/15/2055 61,432
Exelon Corporation
275,000 4.700%,  4/15/2050 237,410
336,000 4.450%,  4/15/2046 286,099
FirstEnergy Corporation
281,000 4.850%,  7/15/2047 248,729
Georgia Power Company
190,000 4.950%,  5/17/2033 193,818
102,000 5.250%,  3/15/2034 105,217
Hawaiian Electric Company, Inc.
36,000 6.000%,  10/1/2033
d
36,313
ITC Holdings Corporation
224,000 5.300%,  7/1/2043 214,817
Jersey Central Power & Light
Company
200,000 2.750%,  3/1/2032
d
178,823
Lightning Power, LLC
124,000 7.250%,  8/15/2032
d
131,281
Long Ridge Energy, LLC
93,000 8.750%,  2/15/2032
d
95,595
MidAmerican Energy Company
253,000 5.850%,  9/15/2054 266,381
National Rural Utilities Cooperative
Finance Corporation
138,000 3.700%,  3/15/2029 136,041
NextEra Energy Capital Holdings,
Inc.
219,000 5.900%,  3/15/2055 225,698
116,000 5.300%,  3/15/2032 120,463
NiSource, Inc.
29,000 6.375%,  3/31/2055
e
30,015
415,000 5.650%,  2/1/2045 413,381
NRG Energy, Inc.
50,000 3.375%,  2/15/2029
d
47,266
165,000 5.250%,  6/15/2029
d
164,466
48,000 6.000%,  2/1/2033
d
48,747
220,000 5.750%,  1/15/2034
d,h
219,775
118,000 6.250%,  11/1/2034
d
120,961
Pacific Gas and Electric Company
213,000 5.550%,  5/15/2029 219,250
199,000 4.550%,  7/1/2030 197,618
102,000 5.800%,  5/15/2034 105,689
Principal
Amount Long-Term Fixed Income  8.5% Value
Utilities  0.2% - continued
PG&E Corporation
$ 50,000 5.000%,  7/1/2028 $ 49,537
PPL Capital Funding, Inc.
225,000 5.250%,  9/1/2034 230,119
PPL Electric Utilities Corporation
204,000 3.950%,  6/1/2047 166,295
Public Service Company of
Colorado
267,000 4.500%,  6/1/2052 224,737
Public Service Enterprise Group,
Inc.
321,000 4.900%,  3/15/2030 328,113
RWE Finance US, LLC
150,000 5.875%,  9/18/2055
d
148,204
San Diego Gas & Electric
Company
500,000 4.150%,  5/15/2048 405,581
Southern California Edison
Company
87,000 5.450%,  3/1/2035 88,050
Southern Company
274,000 5.113%,  8/1/2027 278,634
312,000 4.850%,  3/15/2035 308,800
Southern Company Gas Capital
Corporation
140,000 4.400%,  5/30/2047 117,598
Southwestern Electric Power
Company
180,000 3.900%,  4/1/2045 139,629
Talen Energy Supply, LLC
116,000 8.625%,  6/1/2030
d
123,139
TerraForm Power Operating, LLC
298,000 5.000%,  1/31/2028
d
295,849
Virginia Electric and Power
Company
77,000 5.350%,  1/15/2054 73,994
284,000 4.600%,  12/1/2048 247,962
Vistra Corporation
57,000 8.000%,  10/15/2026
d,e,k
58,303
143,000 7.000%,  12/15/2026
d,e,k
145,184
Vistra Operations Company, LLC
131,000 5.000%,  7/31/2027
d
130,566
Xcel Energy, Inc.
163,000 4.600%,  6/1/2032 161,718
118,000 5.600%,  4/15/2035 122,323
XPLR Infrastructure Operating
Partners, LP
198,000 3.875%,  10/15/2026
d
195,158
Total 12,869,445
Total Long-Term Fixed Income
(cost $693,678,720) 667,409,762
Shares Private Equity Funds 1.2% Value
Secondary  1.2%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,b,c
12,688,165
1 ASF IX, LP
*,b,c
12,955,312
1 ASF VIII Sidecar (Cayman), LP
*,b,c
2,295,537
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,b,c
13,707,203
1 LCP X (Offshore), LP
*,b,c
35,832,966

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Private Equity Funds 1.2% Value
Secondary  1.2% - continued
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,b,c
$ 18,302,226
Total 95,781,409
Total Private Equity Funds
(cost $74,397,295) 95,781,409
Shares
Collateral Held for Securities
Loaned 0.1% Value
7,673,981 Thrivent Cash Management Trust 7,673,981
Total Collateral Held for
Securities Loaned
(cost $7,673,981) 7,673,981
Shares or
Principal
Amount Short-Term Investments 15.3% Value
Federal Farm Credit Bank
Discount Notes
10,800,000 4.250%, 10/2/2025
m
10,797,582
Federal Home Loan Bank Discount
Notes
2,400,000 4.259%, 10/8/2025
m,n
2,397,851
1,300,000 4.260%, 10/10/2025
m,n
1,298,545
13,100,000 4.250%, 10/24/2025
m,n
13,064,805
1,200,000 4.240%, 10/29/2025
m,n
1,196,104
4,300,000 4.150%, 11/3/2025
m,n
4,284,446
11,300,000 4.150%, 11/19/2025
m,n
11,239,890
10,200,000 3.935%, 12/12/2025
m,n
10,120,266
12,900,000 3.890%, 12/17/2025
m,n
12,792,253
Federal Home Loan Mortgage
Corporation Discount Notes
100,000 4.200%, 10/8/2025
m,n
99,910
200,000 4.110%, 11/21/2025
m,n
198,894
8,300,000 3.877%, 12/8/2025
m,n
8,238,673
8,500,000 3.900%, 12/23/2025
m,n
8,423,542
Federal National Mortgage
Association Discount Notes
700,000 4.155%, 10/22/2025
m,n
698,276
100,000 4.025%, 12/2/2025
m,n
99,325
10,300,000 3.960%, 12/3/2025
m,n
10,229,411
3,000,000 3.955%, 12/4/2025
m,n
2,979,119
8,100,000 3.860%, 12/22/2025
m,n
8,028,008
State Street Institutional U.S.
Government Money Market
Fund
356,029,798 4.090%
m
356,029,798
Thrivent Core Short-Term Reserve
Fund
73,471,566 4.410% 734,715,661
U.S. Treasury Bills
300,000 4.251%, 10/2/2025
m
299,966
1,400,000 4.206%, 10/14/2025
m,o
1,397,958
1,000,000 4.229%, 10/16/2025
m
998,311
300,000 4.230%, 10/23/2025
m
299,262
1,000,000 3.876%, 12/23/2025
m,o
991,088
Total Short-Term Investments
(cost $1,200,851,487) 1,200,918,944
Total Investments (cost
$6,168,632,124) 100.3% $7,879,087,498
Other Assets and Liabilities, Net
(0.3%) (21,296,628)
Total Net Assets 100.0% $7,857,790,870
a All or a portion of the security is on loan.
b Non-income producing security.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2025, the value of these investments was $124,539,971 or
1.6% of total net assets.
e Denotes variable rate securities. The rate shown is as of
September 30, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
f Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2025.
g All or a portion of the security is insured or guaranteed.
h Denotes investments purchased on a when-issued or
delayed-delivery basis.
i Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
j Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of September 30, 2025.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Defaulted security.  Interest is not being accrued.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Portfolio as of September
30, 2025 was $95,811,159 or 1.22% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of September
30, 2025.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 9,981,570
ASF IX, LP  3/18/2024 10,057,367
ASF VIII Sidecar (Cayman), LP  6/28/2024 2,025,563
Credit Suisse Group AG  9/5/2018 350,000
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 10,400,000
LCP X (Offshore), LP  10/25/2023 27,589,003
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 14,343,792
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Portfolio as of September 30, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 6,992,102
Common Stock 385,253
Total lending $7,377,355
Gross amount payable upon return of
collateral for securities loaned $7,673,981
Net amounts due to counterparty $296,626
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SLST - Seasoned Loans Structured Transactions
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Moderately Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 3,023,319,773 3,023,319,773 – –
U.S. Unaffiliated 34,367,871 34,367,871 – –
Common Stock
Communications Services 305,297,102 305,297,102 – –
Consumer Discretionary 319,668,726 319,668,726 – –
Consumer Staples 56,570,101 56,570,101 – –
Energy 52,153,498 52,153,498 – –
Financials 296,381,746 296,282,593 – 99,153
Health Care 217,896,951 217,896,951 – –
Industrials 210,444,050 210,310,943 133,107 –
Information Technology 870,016,535 865,527,215 4,489,320 –
Materials 50,753,706 50,593,591 160,115 –
Real Estate 46,035,088 46,035,088 – –
Utilities 43,985,265 43,985,265 – –
Long-Term Fixed Income
Asset-Backed Securities 14,501,822 – 14,501,822 –
Basic Materials 5,409,550 – 5,409,550 –
Capital Goods 11,359,642 – 11,359,642 –
Collateralized Mortgage Obligations 38,162,190 – 38,162,190 –
Commercial Mortgage-Backed Securities 9,914,228 – 9,914,228 –
Communications Services 17,122,997 – 17,122,997 –
Consumer Cyclical 23,439,799 – 23,439,799 –
Consumer Non-Cyclical 23,781,390 – 23,781,390 –
Energy 17,046,245 – 17,046,245 –
Financials 60,827,506 – 60,827,506 –
Foreign Government 1,173,906 – 1,173,906 –
Mortgage-Backed Securities 199,238,159 – 199,238,159 –
Technology 14,038,137 – 14,038,137 –
Transportation 4,111,458 – 4,111,458 –
U.S. Government & Agencies 214,413,288 – 214,413,288 –
Utilities 12,869,445 – 12,869,445 –
Private Equity Funds
Secondary 95,781,409 – – 95,781,409
Short-Term Investments 466,203,283 356,029,798 110,173,485 –
Subtotal Investments in Securities $6,756,284,866 $5,878,038,515 $782,365,789 $95,880,562
Other Investments  * Total
Affiliated Short-Term Investments 734,715,661
U.S. Affiliated Registered Investment Cos. 380,412,990
Collateral Held for Securities Loaned 7,673,981
Subtotal Other Investments $1,122,802,632
Total Investments at Value $7,879,087,498
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Moderately Aggressive Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 22,098,532 22,098,532 – –
Credit Default Swaps 2,442 – 2,442 –
Total Asset Derivatives $22,100,974 $22,098,532 $2,442 $–
Liability Derivatives
Futures Contracts 5,782,868 3,355,834 2,427,034 –
Total Liability Derivatives $5,782,868 $3,355,834 $2,427,034 $–

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderately
Aggressive Allocation Portfolio as discussed in the Notes to Schedule of Investments.
* Change in net unrealized appreciation/(depreciation) on investments.
   % Net realized gains/(losses) on investments.
 # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
Investments in
Securities
Beginning
Value
12/31/2024
Realized
Gain/
(Loss)
%
Change in
Unrealized
Appreciation/
(Depreciation)
* Purchases Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
9/30/2025
Common Stock
Financials  $- $-  $52,480  $46,673  $-  $-  $-  $99,153
Private Equity Funds
 Secondary 65,841,314 -  9,508,845 33,409,125 (12,977,875)   - -  95,781,409
Total  $65,841,314 $-   $9,561,325 $33,455,798 $(12,977,875)  $- $- $95,880,562
 Investments in Securities
Ending Value
9/30/2025 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $95,781,409
Adjusted reported investment of
net asset value Fair Value adjustment ** N/A
Total  $95,781,409

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Moderately Aggressive Allocation Portfolio's futures contracts held as of September 30, 2025. Investments and/or cash totaling $95,389,318 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 399 December 2025 $ 44,760,770 $ 126,730
CBOT 2-Yr. U.S. Treasury Note 616 December 2025 128,397,931 (24,492)
CBOT 5-Yr. U.S. Treasury Note 688 December 2025 75,144,089 (17,716)
CBOT U.S. Long Bond 193 December 2025 22,089,468 413,126
CME E-mini Russell 2000 Index 25 December 2025 3,050,316 19,059
CME E-mini S&P 500 Index 3,806 December 2025 1,265,310,450 17,073,675
CME E-mini S&P Mid-Cap 400 Index 4 December 2025 1,333,149 (18,669)
CME Ultra Long Term U.S. Treasury Bond 207 December 2025 24,266,502 586,435
Ultra 10-Yr. U.S. Treasury Note 256 December 2025 29,212,710 247,291
Total Futures Long Contracts $ 1,593,565,385 $ 18,405,439
CME E-mini Russell 2000 Index (198) December 2025 ( $ 24,169,619) ( $ 139,831)
CME E-mini S&P Mid-Cap 400 Index (654) December 2025 (218,454,191) 3,536,711
CME Euro Foreign Exchange Currency (377) December 2025 (55,665,305) 95,505
Eurex Euro STOXX 50 Index (1,344) December 2025 (85,211,075) (2,427,034)
ICE mini MSCI EAFE Index (1,644) December 2025 (228,354,384) (597,276)
ICE US mini MSCI Emerging Markets Index (2,079) December 2025 (138,782,965) (2,557,850)
Total Futures Short Contracts ( $ 750,637,539) ($2,089,775)
Total Futures Contracts $ 842,927,846 $16,315,664
The following table presents Moderately Aggressive Allocation Portfolio's credit default swap contracts held as of September 30, 2025.
Investments totaling $2,389,046 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 45, 5 Year, at 5.00%, Quarterly Sell 12/20/2030 ( $ 26,456,000) $ – $ 2,442 $ 2,442
Total Credit Default Swaps $– $2,442 $2,442
1 As the buyer of protection, Moderately Aggressive Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately
Aggressive Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Aggressive Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
9/30/2025
Shares Held at
9/30/2025
% of Net
Assets
9/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $51,386 $2,320 $2,345 $54,567 6,308 0.7%
Core Emerging Markets Equity 128,762 – – 163,034 13,875 2.1
Core International Equity 52,512 – 10 66,013 5,137 0.8
Core Low Volatility Equity 5,753 – – 6,348 517 0.1
Core Mid Cap Value 90,954 – 36,000 58,106 5,070 0.7
Core Small Cap Value 68,864 – 36,000 32,345 2,917 0.4
Global Stock 609,566 69,596 – 713,782 45,420 9.1
High Yield 38,508 1,879 516 40,707 9,530 0.5
Income 110,824 3,764 8,225 109,987 12,163 1.4
International Equity 513,273 13,346 – 644,619 54,776 8.2
International Index 49,182 1,290 – 61,852 3,761 0.8
Large Cap Value 822,263 119,221 – 937,448 40,189 11.9
Mid Cap Stock 416,337 47,004 141,010 282,906 14,552 3.6
Short-Term Bond 64,093 1,970 3,865 63,198 6,368 0.8
Small Cap Stock 193,535 11,698 25,000 168,821 9,094 2.2
Total U.S. Affiliated Registered Investment
Companies 3,215,812 3,403,733 43.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% 1,033,703 218,490 517,477 734,716 73,472 9.4
Total Affiliated Short-Term Investments 1,033,703 734,716 9.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,600 374,000 370,926 7,674 7,674 0.1
Total Collateral Held for Securities Loaned 4,600 7,674 0.1
Total Value $4,254,115 $4,146,123
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 9/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($475) $3,681 $ – $2,320
Core Emerging Markets Equity – 34,272 – –
Core International Equity 0 13,511 – –
Core Low Volatility Equity – 595 – –
Core Mid Cap Value Fund 2,504 648 – –
Core Small Cap Value Fund 2,278 (2,797) – –
Global Stock – 34,620 57,812 11,784
High Yield (65) 901 – 1,879
Income (1,020) 4,644 – 3,766
International Equity – 118,000 – 13,347
International Index – 11,380 – 1,290
Large Cap Value – (4,036) 105,383 13,836
Mid Cap Stock 12,930 (52,355) 43,693 3,312
Short-Term Bond 4 996 – 1,970
Small Cap Stock (3,352) (8,060) 10,590 1,108
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% 5 (5) – 24,764
Total Income/Non Cash Income from Affiliated
Investments $79,376
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 24
Total Affiliated Income from Securities Loaned, Net $24
Total Value $12,809 $155,995 $ 217,478

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 34.0% Value
Asset-Backed Securities  0.9%
Access Group, Inc.
$ 84,112
4.971%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
a,b
$ 84,086
ALLO Issuer, LLC
1,925,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
a
1,953,249
Balboa Bay Loan Funding, Ltd.
1,300,000
6.576%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
1,300,737
Barings CLO, Ltd.
1,525,000
6.229%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
a,b
1,524,947
CarVal CLO I, Ltd.
1,250,000
6.168%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,b
1,251,030
CMFT Net Lease Master Issuer,
LLC
1,316,844
2.090%,  7/20/2051, Ser.
2021-1, Class A1
a
1,215,743
Commonbond Student Loan Trust
90,090
4.772%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,b
89,027
Foundation Finance Trust
478,970
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
454,881
Goodgreen
1,153,774
3.860%,  10/15/2054, Ser.
2019-1A, Class A
a
1,052,588
Hertz Vehicle Financing III, LLC
1,000,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
1,010,486
Hotwire Funding, LLC
1,750,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
1,779,605
HTAP Issuer Trust
1,269,499
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
1,265,937
Laurel Road Prime Student Loan
Trust
497,823
5.970%,  11/25/2043, Ser.
2018-D, Class A
a,b
474,760
LCM 41, Ltd.
725,000
6.318%,  (TSFR3M +
2.000%), 4/15/2036, Ser. 41A,
Class CR
a,b
726,272
MFA Trust
1,102,048
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
c
1,103,389
National Collegiate Trust
317,204
4.890%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,b
310,409
Oak Street Investment
1,560,572
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
1,489,894
Palmer Square Loan Funding, Ltd.
1,000,000
5.811%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
991,532
Principal
Amount Long-Term Fixed Income  34.0% Value
Asset-Backed Securities  0.9% - continued
PRET, LLC
$ 2,241,419
5.835%,  3/25/2055, Ser.
2025-NPL2, Class A1
a,c
$ 2,250,720
924,203
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
a,c
930,714
PRPM, LLC
1,378,357
5.729%,  7/25/2030, Ser.
2025-5, Class A1
a,c
1,379,650
Renaissance Home Equity Loan
Trust
2,167,539
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
c
684,709
Saxon Asset Securities Trust
860,035
3.030%,  8/25/2035, Ser.
2004-2, Class MF2
b
772,825
Sunnova Hestia II Issuer, LLC
1,185,775
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,d
1,187,139
Unlock HEA Trust
1,182,108
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
1,185,014
1,429,079
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
1,426,480
Vericrest Opportunity Loan
Transferee
804,545
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a
803,878
863,159
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,c
859,635
Wind River CLO, Ltd.
366,267
6.587%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,b
366,276
Total 29,925,612
Basic Materials  0.3%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
216,000 8.625%,  6/15/2029
a
228,644
Alumina, Pty. Ltd.
200,000 6.125%,  3/15/2030
a
204,539
Avient Corporation
220,000 6.250%,  11/1/2031
a
223,415
Axalta Coating Systems Dutch
Holding B BV
182,000 7.250%,  2/15/2031
a
190,412
Cascades, Inc./Cascades USA,
Inc.
221,000 6.750%,  7/15/2030
a
225,089
Celanese US Holdings, LLC
59,000 6.850%,  11/15/2028 61,226
98,000 6.500%,  4/15/2030
e
98,641
83,000 6.629%,  7/15/2032 84,810
33,000 6.750%,  4/15/2033
e
32,861
Cerdia Finanz GmbH
250,000 9.375%,  10/3/2031
a
264,688
Chemours Company
350,000 5.750%,  11/15/2028
a
341,381
Cleveland-Cliffs, Inc.
230,000 4.625%,  3/1/2029
a
221,595
170,000 6.875%,  11/1/2029
a
173,241
277,000 4.875%,  3/1/2031
a,e
258,607
100,000 7.375%,  5/1/2033
a
102,087

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Basic Materials  0.3% - continued
$ 129,000 6.250%,  10/1/2040 $ 109,713
Consolidated Energy Finance SA
429,000 5.625%,  10/15/2028
a
357,353
CVR Partners, LP/CVR Nitrogen
Finance Corporation
119,000 6.125%,  6/15/2028
a
118,807
Eastman Chemical Company
430,000 5.000%,  8/1/2029 437,898
First Quantum Minerals, Ltd.
94,000 9.375%,  3/1/2029
a
99,624
Fortescue Treasury, Pty. Ltd.
79,000 4.500%,  9/15/2027
a
78,640
129,000 5.875%,  4/15/2030
a
132,209
132,000 6.125%,  4/15/2032
a
136,403
Glencore Funding, LLC
654,000 4.907%,  4/1/2028
a
664,299
Hecla Mining Company
97,000 7.250%,  2/15/2028 97,877
INEOS Finance plc
389,000 7.500%,  4/15/2029
a,e
378,457
Magnera Corporation
320,000 7.250%,  11/15/2031
a,e
301,114
Mercer International, Inc.
157,000 5.125%,  2/1/2029 115,727
Methanex Corporation
129,000 5.250%,  12/15/2029
e
128,810
33,000 5.650%,  12/1/2044 28,176
Methanex US Operations, Inc.
133,000 6.250%,  3/15/2032
a
135,323
Mineral Resources, Ltd.
211,000 9.250%,  10/1/2028
a
221,088
87,000 8.500%,  5/1/2030
a,e
90,493
49,000 7.000%,  4/1/2031
a,f
49,634
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
183,000 5.350%,  3/15/2034 190,876
Novelis Corporation
135,000 4.750%,  1/30/2030
a
130,230
160,000 3.875%,  8/15/2031
a
145,870
Olin Corporation
89,000 6.625%,  4/1/2033
a
89,459
Qnity Electronics, Inc.
307,000 5.750%,  8/15/2032
a
309,341
Smurfit Kappa Treasury, ULC
500,000 5.777%,  4/3/2054 509,858
SNF Group SACA
302,000 3.375%,  3/15/2030
a
280,357
Solstice Advanced Materials, Inc.
122,000 5.625%,  9/30/2033
a
122,403
Steel Dynamics, Inc.
205,000 5.250%,  5/15/2035 209,473
SunCoke Energy, Inc.
378,000 4.875%,  6/30/2029
a
353,290
Taseko Mines, Ltd.
269,000 8.250%,  5/1/2030
a
284,910
Total 9,018,948
Capital Goods  0.6%
Advanced Drainage Systems, Inc.
264,000 6.375%,  6/15/2030
a
268,676
AECOM
248,000 6.000%,  8/1/2033
a
253,553
Principal
Amount Long-Term Fixed Income  34.0% Value
Capital Goods  0.6% - continued
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
$ 126,000 7.000%,  5/21/2030
a
$ 130,322
Amrize Finance US, LLC
271,000 5.400%,  4/7/2035
a
279,167
Amsted Industries, Inc.
280,000 6.375%,  3/15/2033
a
287,386
ATI, Inc.
186,000 7.250%,  8/15/2030 195,241
Axon Enterprise, Inc.
49,000 6.125%,  3/15/2030
a
50,324
49,000 6.250%,  3/15/2033
a
50,436
BAE Systems plc
400,000 5.250%,  3/26/2031
a
414,785
Ball Corporation
159,000 3.125%,  9/15/2031 144,339
Boeing Company
299,000 6.259%,  5/1/2027 307,646
335,000 6.388%,  5/1/2031 364,854
508,000 5.705%,  5/1/2040 518,354
Bombardier, Inc.
92,000 6.000%,  2/15/2028
a
92,233
109,000 7.250%,  7/1/2031
a
115,544
373,000 7.000%,  6/1/2032
a,e
389,853
63,000 6.750%,  6/15/2033
a
65,744
120,000 7.450%,  5/1/2034
a
132,537
Brundage-Bone Concrete
Pumping Holdings, Inc.
114,000 7.500%,  2/1/2032
a
115,179
Builders FirstSource, Inc.
265,000 5.000%,  3/1/2030
a
262,306
128,000 6.750%,  5/15/2035
a
133,649
Canpack SA/Canpack US, LLC
287,000 3.875%,  11/15/2029
a
269,319
Chart Industries, Inc.
135,000 7.500%,  1/1/2030
a
140,499
Clean Harbors, Inc.
114,000 6.375%,  2/1/2031
a
116,740
Clydesdale Acquisition Holdings,
Inc.
55,000 6.625%,  4/15/2029
a
55,627
247,000 6.875%,  1/15/2030
a
253,375
56,000 8.750%,  4/15/2030
a
57,526
130,000 6.750%,  4/15/2032
a
133,362
Crown Cork & Seal Company, Inc.
183,000 7.375%,  12/15/2026 188,711
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
401,000 6.625%,  12/15/2030
a
412,208
ESAB Corporation
107,000 6.250%,  4/15/2029
a
109,921
General Dynamics Corporation
70,000 4.950%,  8/15/2035 71,307
GFL Environmental, Inc.
298,000 4.000%,  8/1/2028
a
290,932
Herc Holdings, Inc.
84,000 5.500%,  7/15/2027
a
83,790
212,000 6.625%,  6/15/2029
a
217,831
159,000 7.000%,  6/15/2030
a
165,157
115,000 7.250%,  6/15/2033
a
120,049
Ingersoll Rand, Inc.
128,000 5.700%,  8/14/2033 135,977

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Capital Goods  0.6% - continued
Lockheed Martin Corporation
$ 284,000 6.150%,  9/1/2036 $ 315,047
Martin Marietta Materials, Inc.
249,000 5.150%,  12/1/2034 254,117
Mueller Water Products, Inc.
232,000 4.000%,  6/15/2029
a
223,413
Nesco Holdings II, Inc.
97,000 5.500%,  4/15/2029
a
94,996
New Enterprise Stone and Lime
Company, Inc.
258,000 5.250%,  7/15/2028
a
255,619
Nordson Corporation
512,000 5.600%,  9/15/2028 530,025
Northrop Grumman Corporation
935,000 3.850%,  4/15/2045 760,351
OI European Group BV
278,000 4.750%,  2/15/2030
a
265,295
Owens-Brockway Glass Container,
Inc.
221,000 6.625%,  5/13/2027
a
220,591
105,000 7.375%,  6/1/2032
a,e
106,017
Quikrete Holdings, Inc.
495,000 6.375%,  3/1/2032
a
512,743
QXO Building Products, Inc.
192,000 6.750%,  4/30/2032
a
198,796
Regal Rexnord Corporation
670,000 6.050%,  2/15/2026 673,243
Resideo Funding, Inc.
270,000 6.500%,  7/15/2032
a
276,724
Reworld Holding Corporation
208,000 4.875%,  12/1/2029
a
195,617
Roller Bearing Company of
America, Inc.
85,000 4.375%,  10/15/2029
a
82,556
RTX Corporation
159,000 6.400%,  3/15/2054 177,891
775,000 4.450%,  11/16/2038 729,321
600,000 4.500%,  6/1/2042 542,574
Sealed Air Corporation/Sealed Air
Corporation (US)
206,000 6.125%,  2/1/2028
a
208,845
Siemens Funding BV
200,000 5.800%,  5/28/2055
a
214,598
Smyrna Ready Mix Concrete, LLC
323,000 8.875%,  11/15/2031
a,e
341,070
Sonoco Products Company
450,000 4.600%,  9/1/2029 452,671
Spirit AeroSystems, Inc.
690,000 4.600%,  6/15/2028 689,114
79,000 9.750%,  11/15/2030
a
86,884
SRM Escrow Issuer, LLC
108,000 6.000%,  11/1/2028
a
108,034
Standard Building Solutions, Inc.
279,000 6.250%,  8/1/2033
a
282,734
Standard Industries, Inc./NY
129,000 4.750%,  1/15/2028
a
127,890
129,000 3.375%,  1/15/2031
a
116,818
TopBuild Corporation
87,000 4.125%,  2/15/2032
a
81,558
61,000 5.625%,  1/31/2034
a
60,778
Trane Technologies Financing, Ltd.
283,000 5.100%,  6/13/2034 290,544
Principal
Amount Long-Term Fixed Income  34.0% Value
Capital Goods  0.6% - continued
TransDigm, Inc.
$ 309,000 6.750%,  8/15/2028
a
$ 314,889
228,000 7.125%,  12/1/2031
a
237,824
378,000 6.625%,  3/1/2032
a
389,168
332,000 6.000%,  1/15/2033
a
335,680
31,000 6.250%,  1/31/2034
a,e
31,881
61,000 6.750%,  1/31/2034
a
63,072
United Rentals North America, Inc.
175,000 4.875%,  1/15/2028 174,466
360,000 4.000%,  7/15/2030 344,340
Waste Pro USA, Inc.
110,000 7.000%,  2/1/2033
a
113,938
WESCO Distribution, Inc.
135,000 6.375%,  3/15/2029
a
138,993
95,000 6.625%,  3/15/2032
a
98,726
Total 19,113,910
Collateralized Mortgage Obligations  2.4%
A&D Mortgage Trust
1,087,896
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,c
1,103,853
Alternative Loan Trust
591,303
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 297,750
BINOM Securitization Trust
724,942
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
a,b
663,625
Chase Home Lending Mortgage
Trust
1,350,000
6.000%,  11/25/2055, Ser.
2024-11, Class A5
a,b
1,375,237
CHNGE Mortgage Trust
820,194
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,c
826,087
Citicorp Mortgage Securities, Inc.
907,418
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 831,586
COLT Mortgage Loan Trust
1,359,251
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,b
1,227,072
Countrywide Alternative Loan Trust
689,293
3.963%,  10/25/2035, Ser.
2005-43, Class 4A1
b
590,268
1,039,233
7.000%,  10/25/2037, Ser.
2007-24, Class A10 342,290
Cross Mortgage Trust
1,159,428
5.509%,  7/25/2070, Ser.
2025-H5, Class A1
a,b
1,168,128
CSMC Trust
809,336
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
806,494
985,606
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
872,586
Federal Home Loan Mortgage
Corporation - REMIC
3,063,206
4.000%,  1/25/2051, Ser.
5249, Class LA 3,028,026
1,550,000
5.000%,  1/25/2055, Ser.
5490, Class LB 1,517,130
2,300,000
5.250%,  2/25/2055, Ser.
5508, Class AY 2,318,812
1,150,000
5.250%,  3/25/2055, Ser.
5519, Class CL 1,139,687

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Collateralized Mortgage Obligations  2.4% -
continued
$ 2,250,000
5.000%,  8/25/2055, Ser.
5569, Class BY $ 2,189,720
3,250,000
5.000%,  9/25/2054, Ser.
5473, Class HL 3,269,748
2,023,120
7.932%,  (SOFR30A +
4.000%), 10/25/2025, Ser.
5567, Class MB
b
2,061,144
716,515
3.000%,  2/15/2033, Ser.
4170, Class IG
g
44,991
881,334
3.000%,  3/15/2033, Ser.
4180, Class PI
g
69,513
2,290,076
4.500%,  10/15/2033, Ser.
2695, Class BH 2,304,887
2,650,000
2.500%,  12/15/2048, Ser.
5094, Class BC 2,213,763
Federal Home Loan Mortgage
Corporation - SLST
1,450,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
d
1,254,962
Federal National Mortgage
Association - REMIC
2,100,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 2,076,068
2,254,541
4.500%,  6/25/2052, Ser.
2022-43, Class MA 2,255,172
1,400,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 1,362,779
2,223,712
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 1,811,337
522,264
3.000%,  12/25/2027, Ser.
2012-137, Class AI
g
9,614
Flagstar Mortgage Trust
911,578
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
821,912
GCAT Trust
1,139,177
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,b
1,040,936
2,251,967
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
2,282,756
GS Mortgage-Backed Securities
Trust
2,222,818
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
a,b
1,921,933
2,375,000
5.500%,  11/25/2055, Ser.
2025-PJ6, Class A17
a,b
2,368,015
HOMES Trust
1,293,000
6.996%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
1,293,650
J.P. Morgan Mortgage Trust
1,951,750
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
a,b
1,625,033
1,326,162
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
1,133,282
LHOME Mortgage Trust
1,400,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,c
1,408,341
Mello Mortgage Capital
Acceptance
1,965,846
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
a,b
1,628,685
Merrill Lynch Alternative Note
Asset Trust
184,045
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 58,872
Principal
Amount Long-Term Fixed Income  34.0% Value
Collateralized Mortgage Obligations  2.4% -
continued
Morgan Stanley Residential
Mortgage Loan Trust
$ 500,000
7.402%,  9/25/2068, Ser.
2023-NQM1, Class M1
a,b
$ 507,048
New Residential Mortgage Loan
Trust
3,695,308
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
a,b
3,070,858
OBX Trust
1,400,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
a,b
1,297,702
Palisades Mortgage Loan Trust
522,614
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
a
522,614
PMT Loan Trust
2,300,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
a,b
2,360,273
2,325,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
a,b
2,322,222
PRET Trust
1,091,146
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
a,c
1,056,673
PRPM, LLC
1,300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,c
1,240,363
RCO IX Mortgage, LLC
1,443,586
6.513%,  4/25/2030, Ser.
2025-2, Class A1
a,c
1,448,640
Residential Accredit Loans, Inc.
Trust
397,112
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 353,402
Residential Asset Securitization
Trust
1,477,934
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 769,022
Saluda Grade Alternative
Mortgage Trust
2,100,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,c
2,125,026
1,600,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,c
1,610,482
Santander Mortgage Asset
Receivable Trust
1,000,000
5.067%,  8/25/2065, Ser.
2025-NQM5, Class A1
a,b
999,378
Sequoia Mortgage Trust
1,150,000
5.500%,  8/25/2055, Ser.
2025-7, Class A8
a,b
1,148,032
442,088
3.573%,  9/20/2046, Ser.
2007-1, Class 4A1
b
290,121
Toorak Mortgage Trust
1,050,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
a,c
1,056,924
TRK Trust
1,071,352
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,b
966,142
TVC Mortgage Trust
1,350,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,c
1,352,334
Verus Securitization Trust
678,888
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,b
608,830

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Collateralized Mortgage Obligations  2.4% -
continued
Vontive Mortgage Trust
$ 1,000,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,c
$ 1,017,666
Total 80,739,496
Commercial Mortgage-Backed Securities  0.6%
AMSR Trust
1,100,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
a
1,031,147
1,379,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
a
1,346,199
BANK 2022-BNK39
9,633,948
0.524%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,g
216,554
BANK 2025-BNK49
9,383,776
0.833%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,g
444,720
1,600,000
6.025%,  3/15/2058, Ser.
2025-BNK49, Class AS
b
1,695,657
BBCMS Mortgage Trust
1,050,000
5.586%,  7/15/2058, Ser.
2025-C35, Class A5
b
1,107,726
17,188,772
1.324%,  9/15/2055, Ser.
2022-C17, Class XA
b,g
1,097,176
1,150,000
5.015%,  9/15/2058, Ser.
2025-5C37, Class A3 1,175,686
14,022,391
1.927%,  10/15/2053, Ser.
2020-C8, Class XA
b,g
896,077
Benchmark Mortgage Trust
1,250,000
6.090%,  4/15/2057, Ser.
2025-V14, Class AM
b
1,307,748
FRTKL Trust
2,350,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
a
2,283,229
Home Partners of America Trust
2,494,689
2.302%,  12/17/2026, Ser.
2021-2, Class B
a
2,426,355
1,979,831
2.078%,  9/17/2041, Ser.
2021-1, Class C
a
1,785,009
HTAP Issuer Trust
2,166,830
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
2,169,454
Morgan Stanley Capital I Trust
13,064,735
1.906%,  7/15/2053, Ser.
2020-HR8, Class XA
b,g
879,385
Total 19,862,122
Communications Services  0.8%
AMC Networks, Inc.
314,000 10.250%,  1/15/2029
a
330,878
American Tower Corporation
660,000 2.900%,  1/15/2030 622,077
265,000 5.000%,  1/31/2030 271,189
598,000 4.900%,  3/15/2030 609,805
321,000 5.650%,  3/15/2033 338,591
AppLovin Corporation
463,000 5.500%,  12/1/2034 477,930
AT&T, Inc.
490,000 5.700%,  3/1/2057 483,141
805,000 3.650%,  6/1/2051 582,116
579,000 3.500%,  9/15/2053 400,496
1,026,000 4.900%,  8/15/2037 1,000,534
Principal
Amount Long-Term Fixed Income  34.0% Value
Communications Services  0.8% - continued
CCO Holdings, LLC/CCO Holdings
Capital Corporation
$ 319,000 5.125%,  5/1/2027
a
$ 316,858
58,000 5.000%,  2/1/2028
a
57,441
648,000 4.750%,  3/1/2030
a
621,799
510,000 4.500%,  8/15/2030
a
481,652
220,000 4.250%,  2/1/2031
a
202,671
9,000 4.750%,  2/1/2032
a,e
8,323
132,000 4.500%,  6/1/2033
a
117,356
465,000 4.250%,  1/15/2034
a,e
402,022
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
312,000 5.850%,  12/1/2035 314,980
1,225,000 3.500%,  6/1/2041 893,765
Clear Channel Outdoor Holdings,
Inc.
173,000 7.875%,  4/1/2030
a
181,655
Comcast Corporation
303,000 5.350%,  5/15/2053 284,121
640,000 4.400%,  8/15/2035 614,582
885,000 4.750%,  3/1/2044 797,756
Crown Castle, Inc.
488,000 4.900%,  9/1/2029 495,010
Deluxe Corporation
187,000 8.125%,  9/15/2029
a
195,268
Deutsche Telekom International
Finance BV
1,335,000 8.750%,  6/15/2030 1,573,576
DIRECTV Financing, LLC
65,000 8.875%,  2/1/2030
a
64,461
183,000 8.875%,  2/1/2030
a
180,753
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
369,000 5.875%,  8/15/2027
a
368,586
130,000 10.000%,  2/15/2031
a
129,809
FiberCop SPA
319,000 6.000%,  9/30/2034
a
304,059
Frontier Communications
Holdings, LLC
295,000 5.875%,  10/15/2027
a
294,822
Gray Media, Inc.
108,000 10.500%,  7/15/2029
a,e
116,775
94,000 7.250%,  8/15/2033
a
93,150
Level 3 Financing, Inc.
67,000 3.625%,  1/15/2029
a
57,985
130,000 4.875%,  6/15/2029
a
122,213
282,000 6.875%,  6/30/2033
a
287,409
277,000 7.000%,  3/31/2034
a
281,795
Lumen Technologies, Inc.
69,709 4.125%,  4/15/2030
a
68,315
Maya SAS/Paris, France
171,000 8.500%,  4/15/2031
a
183,396
209,000 7.000%,  4/15/2032
a
213,139
McGraw-Hill Education, Inc.
389,000 5.750%,  8/1/2028
a
388,772
Meta Platforms, Inc.
402,000 5.600%,  5/15/2053 407,767
687,000 5.400%,  8/15/2054 678,743
Nexstar Media, Inc.
200,000 4.750%,  11/1/2028
a,e
195,208

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Communications Services  0.8% - continued
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
$ 181,000 4.625%,  3/15/2030
a,e
$ 173,957
Paramount Global
113,000 6.375%,  3/30/2062
b
112,811
Rogers Communications, Inc.
98,000 7.000%,  4/15/2055
b
102,165
200,000 7.125%,  4/15/2055
b
212,033
620,000 5.000%,  2/15/2029 631,834
Scripps Escrow II, Inc.
92,000 3.875%,  1/15/2029
a,e
81,050
Sinclair Television Group, Inc.
66,000 8.125%,  2/15/2033
a
67,734
Sirius XM Radio, LLC
282,000 5.000%,  8/1/2027
a
280,646
202,000 4.000%,  7/15/2028
a
195,187
132,000 3.875%,  9/1/2031
a,e
119,629
Snap, Inc.
123,000 6.875%,  3/15/2034
a
124,492
SoftBank Corporation
434,000 5.332%,  7/9/2035
a
437,599
Sprint Capital Corporation
874,000 8.750%,  3/15/2032 1,064,780
Take-Two Interactive Software, Inc.
305,000 5.600%,  6/12/2034 318,496
Telecom Italia Capital SA
48,000 6.000%,  9/30/2034
e
48,725
Telenet Finance Luxembourg
Notes SARL
400,000 5.500%,  3/1/2028
a
396,792
TELUS Corporation
199,000 6.625%,  10/15/2055
b
204,873
T-Mobile USA, Inc.
909,000 3.600%,  11/15/2060 617,488
900,000 4.375%,  4/15/2040 812,645
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
47,000 10.500%,  2/15/2028
a
49,500
411,000 4.750%,  4/15/2028
a
402,476
Univision Communications, Inc.
53,000 8.000%,  8/15/2028
a
54,920
445,000 4.500%,  5/1/2029
a,e
419,736
195,000 7.375%,  6/30/2030
a,e
195,933
127,000 8.500%,  7/31/2031
a
131,146
Verizon Communications, Inc.
1,842,000 2.650%,  11/20/2040 1,332,237
469,000 3.400%,  3/22/2041 370,561
Viasat, Inc.
133,000 5.625%,  4/15/2027
a
132,464
Virgin Media Finance plc
165,000 5.000%,  7/15/2030
a
153,253
Virgin Media Secured Finance plc
341,000 5.500%,  5/15/2029
a
337,145
Virgin Media Vendor Financing
Notes IV DAC
158,000 5.000%,  7/15/2028
a
154,769
VMED O2 UK Financing I plc
135,000 7.750%,  4/15/2032
a
141,836
Vodafone Group plc
124,000 4.125%,  6/4/2081
b
116,001
194,000 5.125%,  6/4/2081
b
152,899
Principal
Amount Long-Term Fixed Income  34.0% Value
Communications Services  0.8% - continued
VZ Secured Financing BV
$ 271,000 5.000%,  1/15/2032
a
$ 245,179
WarnerMedia Holdings, Inc.
122,000 5.141%,  3/15/2052 90,890
528,000 4.054%,  3/15/2029 509,520
137,000 4.279%,  3/15/2032 125,526
400,000 5.050%,  3/15/2042 319,328
Windstream Services, LLC
152,000 7.500%,  10/15/2033
a,f
151,959
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
175,000 8.250%,  10/1/2031
a
181,278
Zegona Finance plc
110,000 8.625%,  7/15/2029
a
117,095
Ziggo BV
143,000 4.875%,  1/15/2030
a
134,972
Total 29,136,308
Consumer Cyclical  1.1%
1011778 B.C., ULC/New Red
Finance, Inc.
92,000 3.875%,  1/15/2028
a
89,796
203,000 4.375%,  1/15/2028
a
199,464
138,000 6.125%,  6/15/2029
a
141,105
236,000 5.625%,  9/15/2029
a
238,838
Adient Global Holdings, Ltd.
87,000 8.250%,  4/15/2031
a,e
91,244
132,000 7.500%,  2/15/2033
a,e
136,681
ADT Security Corporation
210,000 4.125%,  8/1/2029
a
203,073
210,000 4.875%,  7/15/2032
a
203,374
Advance Auto Parts, Inc.
128,000 7.000%,  8/1/2030
a
131,693
128,000 7.375%,  8/1/2033
a
132,000
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
201,000 4.625%,  6/1/2028
a
197,014
285,000 4.625%,  6/1/2028
a
279,460
Allison Transmission, Inc.
101,000 3.750%,  1/30/2031
a
93,313
American Axle & Manufacturing,
Inc.
373,000 5.000%,  10/1/2029
e
354,454
122,000 6.375%,  10/15/2032
a,f
121,794
123,000 7.750%,  10/15/2033
a,f
123,959
Asbury Automotive Group, Inc.
230,000 5.000%,  2/15/2032
a
220,853
Ashton Woods USA, LLC/Ashton
Woods Finance Company
260,000 4.625%,  8/1/2029
a
248,969
Aston Martin Capital Holdings, Ltd.
228,000 10.000%,  3/31/2029
a,e
223,225
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
156,000 9.500%,  7/1/2032
a
163,273
Beach Acquisition Bidco, LLC
200,000 10.000%,  7/15/2033
a
215,732
Belron UK Finance plc
311,000 5.750%,  10/15/2029
a
315,054
Block Financial, LLC
490,000 5.375%,  9/15/2032 493,940

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Consumer Cyclical  1.1% - continued
Boyd Gaming Corporation
$ 201,000 4.750%,  6/15/2031
a
$ 193,765
Brightstar Lottery plc
322,000 5.250%,  1/15/2029
a
320,554
Brinker International, Inc.
118,000 8.250%,  7/15/2030
a
124,830
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
267,000 4.875%,  2/15/2030
a
250,403
Caesars Entertainment, Inc.
317,000 4.625%,  10/15/2029
a
303,127
162,000 6.500%,  2/15/2032
a
165,238
144,000 6.000%,  10/15/2032
a,e
141,834
Carnival Corporation
122,000 5.125%,  5/1/2029
a,f
122,000
81,000 6.000%,  5/1/2029
a
82,209
249,000 5.750%,  8/1/2032
a
253,402
84,000 6.125%,  2/15/2033
a
86,103
Carvana Company
134,000 11.000%,  6/1/2030
a
140,193
151,940 9.000%,  6/1/2031
a
172,031
Churchill Downs, Inc.
76,000 4.750%,  1/15/2028
a
74,987
164,000 6.750%,  5/1/2031
a
168,076
Cushman & Wakefield US
Borrower, LLC
65,000 6.750%,  5/15/2028
a
65,592
Dana, Inc.
197,000 4.500%,  2/15/2032
e
193,978
Denso Corporation
516,000 4.282%,  9/17/2030
a
515,451
Dream Finders Homes, Inc.
184,000 6.875%,  9/15/2030
a
185,095
eG Global Finance plc
65,000 12.000%,  11/30/2028
a
71,393
Expedia Group, Inc.
555,000 5.400%,  2/15/2035 569,549
Flutter Treasury DAC
200,000 5.875%,  6/4/2031
a
203,004
Ford Motor Credit Company, LLC
476,000 5.850%,  5/17/2027 481,884
770,000 2.900%,  2/10/2029 713,425
605,000 7.122%,  11/7/2033 646,670
Forestar Group, Inc.
99,000 6.500%,  3/15/2033
a
101,277
FORVIA SE
200,000 8.000%,  6/15/2030
a,e
211,617
249,000 6.750%,  9/15/2033
a
252,625
Gap, Inc.
93,000 3.625%,  10/1/2029
a
87,000
78,000 3.875%,  10/1/2031
a
70,872
Garrett Motion Holdings, Inc./
Garrett LX I SARL
251,000 7.750%,  5/31/2032
a
263,300
General Motors Company
270,000 5.350%,  4/15/2028 276,252
General Motors Financial
Company, Inc.
243,000 5.400%,  5/8/2027 247,120
817,000 5.800%,  1/7/2029 849,071
650,000 4.900%,  10/6/2029 657,514
634,000 5.450%,  7/15/2030 653,139
Principal
Amount Long-Term Fixed Income  34.0% Value
Consumer Cyclical  1.1% - continued
$ 135,000 5.625%,  4/4/2032 $ 139,334
Genting New York, LLC/GENNY
Capital, Inc.
228,000 7.250%,  10/1/2029
a
235,515
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
126,000 11.500%,  8/15/2029
a,e
132,930
99,000 8.750%,  1/15/2032
a
96,277
GLP Capital, LP
1,004,000 5.750%,  6/1/2028 1,031,841
Goodyear Tire & Rubber Company
130,000 4.875%,  3/15/2027 129,226
132,000 5.000%,  7/15/2029
e
127,469
Group 1 Automotive, Inc.
101,000 6.375%,  1/15/2030
a
103,326
Hanesbrands, Inc.
73,000 9.000%,  2/15/2031
a,e
77,263
Hilton Domestic Operating
Company, Inc.
360,000 4.875%,  1/15/2030 357,981
65,000 4.000%,  5/1/2031
a
61,505
377,000 3.625%,  2/15/2032
a
344,995
125,000 5.750%,  9/15/2033
a
126,669
Home Depot, Inc.
700,000 3.900%,  6/15/2047 565,191
Hyundai Capital America
1,000,000 1.800%,  1/10/2028
a
945,585
420,000 5.300%,  6/24/2029
a
430,956
Jacobs Entertainment, Inc.
263,000 6.750%,  2/15/2029
a
256,743
K Hovnanian Enterprises, Inc.
92,000 8.000%,  4/1/2031
a
94,340
KB Home
239,000 4.800%,  11/15/2029 236,524
Kingpin Intermediate Holdings,
LLC
100,000 7.250%,  10/15/2032
a,e
95,018
L Brands, Inc.
246,000 6.625%,  10/1/2030
a
251,485
208,000 6.875%,  11/1/2035 216,325
Las Vegas Sands Corporation
125,000 5.900%,  6/1/2027 127,527
566,000 5.625%,  6/15/2028 578,650
Lennar Corporation
380,000 5.200%,  7/30/2030 391,383
Life Time, Inc.
187,000 6.000%,  11/15/2031
a
189,985
Light & Wonder International, Inc.
122,000 7.250%,  11/15/2029
a
125,217
Lindblad Expeditions, LLC
123,000 7.000%,  9/15/2030
a
125,373
Lithia Motors, Inc.
59,000 4.625%,  12/15/2027
a
58,419
Live Nation Entertainment, Inc.
145,000 4.750%,  10/15/2027
a
144,041
Lowe's Companies, Inc.
536,000 5.625%,  4/15/2053 533,027
657,000 2.625%,  4/1/2031 599,589
Macy's Retail Holdings, LLC
62,000 7.375%,  8/1/2033
a,e
64,649
148,000 4.500%,  12/15/2034 129,704
Marriott International, Inc./MD
200,000 5.100%,  4/15/2032 205,262

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Consumer Cyclical  1.1% - continued
Marriott Ownership Resorts, Inc.
$ 490,000 6.500%,  10/1/2033
a
$ 487,758
Match Group Holdings II, LLC
278,000 4.125%,  8/1/2030
a
262,569
Mattamy Group Corporation
295,000 5.250%,  12/15/2027
a
293,089
McDonald's Corporation
590,000 4.450%,  3/1/2047 510,740
Melco Resorts Finance, Ltd.
361,000 5.375%,  12/4/2029
a
354,028
335,000 7.625%,  4/17/2032
a
350,943
249,000 6.500%,  9/24/2033
a
249,197
Meritage Homes Corporation
446,000 5.650%,  3/15/2035 452,855
MGM Resorts International
132,000 4.625%,  9/1/2026 131,668
137,000 6.125%,  9/15/2029 139,438
Michaels Companies, Inc.
82,000 5.250%,  5/1/2028
a
75,474
Millrose Properties, Inc.
154,000 6.375%,  8/1/2030
a
156,616
118,000 6.250%,  9/15/2032
a
118,308
Muvico, LLC
104,000
9.000%,PIK 6.000%,
2/19/2029
a,e,h
112,784
NCL Corporation, Ltd.
183,000 5.875%,  1/15/2031
a
182,993
350,000 6.750%,  2/1/2032
a
359,951
153,000 6.250%,  9/15/2033
a
153,792
New Home Company, Inc.
126,000 8.500%,  11/1/2030
a
130,796
Nissan Motor Acceptance
Company, LLC
240,000 5.625%,  9/29/2028
a
240,155
240,000 6.125%,  9/30/2030
a
240,082
Nissan Motor Company, Ltd.
111,000 7.500%,  7/17/2030
a
116,494
254,000 4.810%,  9/17/2030
a
239,290
PetSmart, LLC/PetSmart Finance
Corporation
250,000 7.500%,  9/15/2032
a
250,372
Phinia, Inc.
194,000 6.625%,  10/15/2032
a
199,943
Rakuten Group, Inc.
225,000 9.750%,  4/15/2029
a
253,005
250,000 8.125%,  12/15/2029
a,b,i
259,874
Raven Acquisition Holdings, LLC
134,000 6.875%,  11/15/2031
a
137,708
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
100,000 4.625%,  4/16/2029
a
90,526
S&S Holdings, LLC
240,000 8.375%,  10/1/2031
a
235,286
Service Corporation International/
US
129,000 3.375%,  8/15/2030 119,527
92,000 4.000%,  5/15/2031 86,742
205,000 5.750%,  10/15/2032 207,681
Six Flags Entertainment
Corporation
66,000 7.250%,  5/15/2031
a,e
66,026
Principal
Amount Long-Term Fixed Income  34.0% Value
Consumer Cyclical  1.1% - continued
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
$ 65,000 5.375%,  4/15/2027 $ 64,832
322,000 5.250%,  7/15/2029 311,397
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
65,000 6.625%,  5/1/2032
a,e
66,223
Sonic Automotive, Inc.
163,000 4.875%,  11/15/2031
a,e
155,863
Staples, Inc.
157,000 10.750%,  9/1/2029
a
155,237
Station Casinos, LLC
109,000 4.625%,  12/1/2031
a
102,821
Stellantis Finance US, Inc.
489,000 5.750%,  3/18/2030
a
497,389
200,000 6.450%,  3/18/2035
a
205,014
Stellantis Financial Services US
Corporation
200,000 5.400%,  9/15/2030
a
200,419
Tenneco, Inc.
275,000 8.000%,  11/17/2028
a
275,502
Toyota Motor Credit Corporation
460,000 4.800%,  5/15/2030 471,110
119,000 4.800%,  1/5/2034 121,104
Uber Technologies, Inc.
435,000 4.800%,  9/15/2034 435,817
372,000 4.800%,  9/15/2035 368,625
Vail Resorts, Inc.
87,000 5.625%,  7/15/2030
a
87,544
VICI Properties, LP/VICI Note
Company, Inc.
240,000 5.750%,  2/1/2027
a
242,995
371,000 4.125%,  8/15/2030
a
358,547
Victoria's Secret & Company
61,000 4.625%,  7/15/2029
a,e
58,227
Victra Holdings, LLC/Victra
Finance Corporation
92,000 8.750%,  9/15/2029
a,e
96,450
Viking Cruises, Ltd.
482,000 5.875%,  9/15/2027
a
482,185
293,000 5.875%,  10/15/2033
a,f
293,206
Wayfair, LLC
36,000 7.250%,  10/31/2029
a
37,117
69,000 7.750%,  9/15/2030
a
72,363
Wyndham Hotels & Resorts, Inc.
206,000 4.375%,  8/15/2028
a
201,095
Wynn Macau, Ltd.
200,000 6.750%,  2/15/2034
a
202,751
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
119,000 5.125%,  10/1/2029
a
119,184
317,000 7.125%,  2/15/2031
a
341,202
Yum! Brands, Inc.
377,000 4.750%,  1/15/2030
a
374,661
ZF North America Capital, Inc.
222,000 7.125%,  4/14/2030
a
219,823
134,000 6.750%,  4/23/2030
a
130,768
Total 37,877,393

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Consumer Non-Cyclical  1.1%
1261229 B.C., Ltd.
$ 239,000 10.000%,  4/15/2032
a
$ 244,987
AbbVie, Inc.
241,000 5.400%,  3/15/2054 239,634
1,028,000 4.500%,  5/14/2035 1,008,776
555,000 5.350%,  3/15/2044 556,786
Acadia Healthcare Company, Inc.
87,000 5.000%,  4/15/2029
a
85,171
156,000 7.375%,  3/15/2033
a,e
161,958
AdaptHealth, LLC
513,000 4.625%,  8/1/2029
a,e
484,934
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
213,000 4.625%,  1/15/2027
a
211,661
443,000 3.500%,  3/15/2029
a
419,812
53,000 6.250%,  3/15/2033
a
54,203
Altria Group, Inc.
505,000 6.875%,  11/1/2033 570,620
Amgen, Inc.
808,000 5.600%,  3/2/2043 818,708
Amneal Pharmaceuticals, LLC
62,000 6.875%,  8/1/2032
a
64,121
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,007,000 4.700%,  2/1/2036 994,214
Anheuser-Busch InBev Worldwide,
Inc.
623,000 5.550%,  1/23/2049 629,897
Archer-Daniels-Midland Company
924,000 2.700%,  9/15/2051 575,537
BAT Capital Corporation
500,000 7.079%,  8/2/2043 565,841
Bausch + Lomb Corporation
82,000 8.375%,  10/1/2028
a
85,459
Becton, Dickinson and Company
291,000 3.794%,  5/20/2050 222,821
BellRing Brands, Inc.
102,000 7.000%,  3/15/2030
a
105,339
Bristol-Myers Squibb Company
744,000 3.550%,  3/15/2042 601,488
Bunge, Ltd. Finance Corporation
642,000 3.200%,  4/21/2031 601,258
175,000 4.650%,  9/17/2034 171,552
Cargill, Inc.
809,000 3.125%,  5/25/2051
a
548,968
275,000 5.125%,  2/11/2035
a
283,289
Cencora, Inc.
383,000 5.150%,  2/15/2035 391,132
Central Garden & Pet Company
173,000 4.125%,  10/15/2030
e
164,325
Champ Acquisition Corporation
98,000 8.375%,  12/1/2031
a
104,187
CHS/Community Health Systems,
Inc.
202,000 6.000%,  1/15/2029
a
196,069
126,000 6.875%,  4/15/2029
a,e
100,170
186,000 10.875%,  1/15/2032
a
196,992
211,000 9.750%,  1/15/2034
a
216,170
Cigna Group
560,000 4.875%,  9/15/2032 565,646
935,000 5.250%,  1/15/2036 946,916
Principal
Amount Long-Term Fixed Income  34.0% Value
Consumer Non-Cyclical  1.1% - continued
Conagra Brands, Inc.
$ 394,000 5.750%,  8/1/2035 $ 401,082
Concentra Health Services, Inc.
114,000 6.875%,  7/15/2032
a
118,376
CVS Health Corporation
124,000 7.000%,  3/10/2055
b
130,168
137,000 6.750%,  12/10/2054
b
141,416
424,000 5.450%,  9/15/2035 431,463
487,000 4.780%,  3/25/2038 456,435
301,000 5.125%,  7/20/2045 273,237
DaVita, Inc.
73,000 3.750%,  2/15/2031
a
66,861
262,000 6.875%,  9/1/2032
a
270,655
126,000 6.750%,  7/15/2033
a
129,931
Edgewell Personal Care Company
178,000 5.500%,  6/1/2028
a
177,619
Eli Lilly & Company
165,000 5.500%,  2/12/2055 168,536
401,000 4.950%,  2/27/2063 370,113
345,000 4.550%,  10/15/2032 347,708
Embecta Corporation
128,000 6.750%,  2/15/2030
a,e
124,800
Encompass Health Corporation
200,000 4.500%,  2/1/2028 198,288
Endo Finance Holdings, Inc.
130,000 8.500%,  4/15/2031
a
139,473
Energizer Holdings, Inc.
214,000 6.000%,  9/15/2033
a
209,297
General Mills, Inc.
214,000 4.950%,  3/29/2033 216,875
Grifols SA
125,000 4.750%,  10/15/2028
a
121,420
HCA, Inc.
395,000 5.250%,  3/1/2030 407,807
921,000 3.500%,  9/1/2030 879,704
325,000 5.450%,  9/15/2034 333,382
HLF Financing SARL, LLC/
Herbalife International, Inc.
138,000 12.250%,  4/15/2029
a
149,702
147,000 4.875%,  6/1/2029
a,e
129,249
Imperial Brands Finance plc
350,000 3.875%,  7/26/2029
a
343,822
Insulet Corporation
78,000 6.500%,  4/1/2033
a
81,091
IQVIA, Inc.
252,000 6.250%,  6/1/2032
a
259,092
Jazz Securities DAC
148,000 4.375%,  1/15/2029
a
144,187
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
743,000 3.000%,  5/15/2032 664,743
JBS USA Holding Lux SARL/JBS
USA Foods Group Holdings,
Inc./JBS USA Food Company
313,000 6.375%,  4/15/2066
a
321,777
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
417,000 5.950%,  4/20/2035
a
438,059

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Consumer Non-Cyclical  1.1% - continued
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
$ 249,000 9.000%,  2/15/2029
a
$ 261,986
Kenvue, Inc.
550,000 4.850%,  5/22/2032 557,940
Keurig Dr Pepper, Inc.
277,000 5.150%,  5/15/2035 274,364
Kimberly-Clark Corporation
710,000 3.900%,  5/4/2047 573,950
Kraft Heinz Foods Company
209,000 5.000%,  6/4/2042 192,940
513,000 4.375%,  6/1/2046 426,912
Lamb Weston Holdings, Inc.
139,000 4.125%,  1/31/2030
a
133,471
135,000 4.375%,  1/31/2032
a
127,591
LifePoint Health, Inc.
110,000 9.875%,  8/15/2030
a
119,123
167,000 11.000%,  10/15/2030
a
184,060
L'Oreal SA
200,000 5.000%,  5/20/2035
a
205,904
Medline Borrower, LP/Medline Co-
Issuer, Inc.
156,000 6.250%,  4/1/2029
a
159,963
Mozart Debt Merger Sub, Inc.
189,000 3.875%,  4/1/2029
a
182,280
392,000 5.250%,  10/1/2029
a
388,610
Newell Brands, Inc.
134,000 6.375%,  9/15/2027 135,827
133,000 6.625%,  9/15/2029 133,759
80,000 6.375%,  5/15/2030 79,264
Novartis Capital Corporation
375,000 4.700%,  9/18/2054 342,286
Organon & Company/Organon
Foreign Debt Co-Issuer BV
346,000 5.125%,  4/30/2031
a,e
303,113
Owens & Minor, Inc.
126,000 6.625%,  4/1/2030
a,e
103,950
PepsiCo, Inc.
15,000 4.200%,  7/18/2052 12,500
519,000 4.650%,  7/23/2032 526,659
Performance Food Group, Inc.
294,000 4.250%,  8/1/2029
a
285,588
184,000 6.125%,  9/15/2032
a
188,473
Perrigo Finance Unlimited
Company
227,000 4.900%,  6/15/2030 221,544
120,000 6.125%,  9/30/2032 120,805
Pfizer Investment Enterprises,
Private Ltd.
200,000 5.300%,  5/19/2053 193,277
509,000 5.110%,  5/19/2043 493,278
Philip Morris International, Inc.
240,000 5.125%,  2/13/2031 248,375
802,000 5.375%,  2/15/2033 837,541
575,000 4.900%,  11/1/2034 579,523
Post Holdings, Inc.
195,000 4.625%,  4/15/2030
a
187,982
322,000 4.500%,  9/15/2031
a
300,828
177,000 6.250%,  10/15/2034
a
178,473
Prime Healthcare Services, Inc.
301,000 9.375%,  9/1/2029
a
313,040
Principal
Amount Long-Term Fixed Income  34.0% Value
Consumer Non-Cyclical  1.1% - continued
Radiology Partners, Inc.
$ 91,000 8.500%,  7/15/2032
a
$ 94,170
Roche Holdings, Inc.
768,000 4.000%,  11/28/2044
a
654,236
Royalty Pharma plc
431,000 5.150%,  9/2/2029 442,212
244,000 5.200%,  9/25/2035 243,793
Simmons Foods, Inc.
372,000 4.625%,  3/1/2029
a
356,625
Sotera Health Holdings, LLC
135,000 7.375%,  6/1/2031
a
141,752
Spectrum Brands, Inc.
34,000 3.875%,  3/15/2031
a
27,285
Star Parent, Inc.
145,000 9.000%,  10/1/2030
a
153,293
Stryker Corporation
350,000 5.200%,  2/10/2035 360,938
Sysco Corporation
797,000 6.600%,  4/1/2040 889,407
Takeda Pharmaceutical Company,
Ltd.
800,000 3.175%,  7/9/2050 541,485
722,000 5.650%,  7/5/2044 738,035
Tenet Healthcare Corporation
587,000 5.125%,  11/1/2027 585,923
183,000 4.375%,  1/15/2030 177,976
330,000 6.750%,  5/15/2031 341,642
Teva Pharmaceutical Finance
Company, LLC
132,000 6.150%,  2/1/2036 138,215
US Acute Care Solutions, LLC
129,000 9.750%,  5/15/2029
a
132,094
Whirlpool Corporation
106,000 6.500%,  6/15/2033 105,782
Total 37,535,051
Energy  0.9%
Aethon United BR, LP/Aethon
United Finance Corporation
55,000 7.500%,  10/1/2029
a
57,359
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
282,000 5.375%,  6/15/2029
a
280,966
Archrock Partners, LP/Archrock
Partners Finance Corporation
191,000 6.250%,  4/1/2028
a
191,264
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
133,000 5.875%,  6/30/2029
a
132,726
126,000 6.625%,  7/15/2033
a
128,099
Baytex Energy Corporation
189,000 8.500%,  4/30/2030
a
194,210
63,000 7.375%,  3/15/2032
a
61,684
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
213,000 7.000%,  7/15/2029
a
220,867
BP Capital Markets America, Inc.
1,327,000 2.939%,  6/4/2051 857,496
Buckeye Partners, LP
186,000 4.500%,  3/1/2028
a
183,689
125,000 6.875%,  7/1/2029
a
129,547
60,000 6.750%,  2/1/2030
a
62,319

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Energy  0.9% - continued
California Resources Corporation
$ 160,000 8.250%,  6/15/2029
a
$ 166,855
60,000 7.000%,  1/15/2034
a,f
59,587
Cheniere Energy Partners, LP
1,342,000 4.500%,  10/1/2029 1,337,701
Cheniere Energy, Inc.
133,000 5.650%,  4/15/2034 137,102
Civitas Resources, Inc.
76,000 8.375%,  7/1/2028
a
78,778
343,000 8.750%,  7/1/2031
a,e
351,407
189,000 9.625%,  6/15/2033
a
199,623
CNX Resources Corporation
159,000 6.000%,  1/15/2029
a
159,065
Columbia Pipelines Holding
Company, LLC
514,000 6.042%,  8/15/2028
a
536,364
Columbia Pipelines Operating
Company, LLC
130,000 5.927%,  8/15/2030
a
137,534
Comstock Resources, Inc.
175,000 6.750%,  3/1/2029
a
173,950
330,000 5.875%,  1/15/2030
a
317,808
Continental Resources, Inc.
936,000 2.268%,  11/15/2026
a
912,420
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
237,000 5.500%,  6/15/2031
a
234,797
Crescent Energy Finance, LLC
160,000 7.625%,  4/1/2032
a
158,895
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
291,000 8.625%,  3/15/2029
a
303,455
125,000 7.375%,  6/30/2033
a
127,112
Diamond Foreign Asset Company/
Diamond Finance, LLC
110,000 8.500%,  10/1/2030
a
116,566
Diamondback Energy, Inc.
684,000 5.750%,  4/18/2054 658,412
Eastern Energy Gas Holdings, LLC
530,000 5.800%,  1/15/2035 557,586
Enerflex, Ltd.
100,000 9.000%,  10/15/2027
a
101,818
Energy Transfer, LP
307,000 6.500%,  2/15/2056
b
305,561
600,000 5.150%,  2/1/2043 544,640
1,090,000 6.000%,  6/15/2048 1,074,239
Enterprise Products Operating,
LLC
724,000 3.300%,  2/15/2053 492,861
Excelerate Energy, LP
63,000 8.000%,  5/15/2030
a
67,062
Exxon Mobil Corporation
1,200,000 3.452%,  4/15/2051 879,212
Genesis Energy LP/Genesis
Energy Finance Corporation
214,000 8.875%,  4/15/2030 226,556
307,000 7.875%,  5/15/2032 320,187
Gulfport Energy Operating
Corporation
92,000 6.750%,  9/1/2029
a
94,410
Halliburton Company
537,000 5.000%,  11/15/2045 488,259
Harvest Midstream I, LP
334,000 7.500%,  9/1/2028
a
337,594
Principal
Amount Long-Term Fixed Income  34.0% Value
Energy  0.9% - continued
Hess Midstream Operations, LP
$ 292,000 4.250%,  2/15/2030
a
$ 283,017
Hilcorp Energy I, LP/Hilcorp
Finance Company
334,000 5.750%,  2/1/2029
a
329,023
130,000 6.000%,  4/15/2030
a
127,757
126,000 6.250%,  4/15/2032
a
120,878
Howard Midstream Energy
Partners, LLC
144,000 7.375%,  7/15/2032
a
149,476
182,000 6.625%,  1/15/2034
a
185,563
ITT Holdings, LLC
380,000 6.500%,  8/1/2029
a
373,591
Kodiak Gas Services, LLC
122,000 6.500%,  10/1/2033
a
124,217
61,000 6.750%,  10/1/2035
a
62,632
MEG Energy Corporation
124,000 5.875%,  2/1/2029
a
123,993
Moss Creek Resources Holdings,
Inc.
63,000 8.250%,  9/1/2031
a
61,734
MPLX, LP
432,000 4.800%,  2/15/2031 434,607
73,000 4.950%,  9/1/2032 73,231
202,000 5.000%,  3/1/2033 202,050
Nabors Industries, Inc.
102,000 7.375%,  5/15/2027
a
103,541
259,000 9.125%,  1/31/2030
a
269,360
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
108,000 8.125%,  2/15/2029
a
110,734
228,000 8.375%,  2/15/2032
a
233,619
Noble Finance II, LLC
266,000 8.000%,  4/15/2030
a
275,326
Northern Oil and Gas, Inc.
193,000 8.750%,  6/15/2031
a
199,387
Occidental Petroleum Corporation
182,000 5.000%,  8/1/2027 183,906
ONEOK, Inc.
352,000 5.700%,  11/1/2054 332,313
400,000 4.750%,  10/15/2031 400,128
240,000 5.600%,  4/1/2044 227,549
Ovintiv, Inc.
453,000 7.200%,  11/1/2031 499,557
PBF Holding Company, LLC/PBF
Finance Corporation
219,000 6.000%,  2/15/2028 217,654
69,000 7.875%,  9/15/2030
a
68,125
Permian Resources Operating,
LLC
247,000 6.250%,  2/1/2033
a
251,608
Prairie Acquiror, LP
216,000 9.000%,  8/1/2029
a
224,879
Precision Drilling Corporation
173,000 6.875%,  1/15/2029
a
173,929
Range Resources Corporation
221,000 4.750%,  2/15/2030
a
216,166
Repsol E&P Capital Markets US,
LLC
400,000 5.976%,  9/16/2035
a
407,276
Rockies Express Pipeline, LLC
227,000 4.950%,  7/15/2029
a
225,159
Saturn Oil & Gas, Inc.
68,000 9.625%,  6/15/2029
a,e
70,445

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Energy  0.9% - continued
SESI, LLC
$ 122,000 7.875%,  9/30/2030
a,f
$ 122,000
SM Energy Company
136,000 6.500%,  7/15/2028 136,886
90,000 7.000%,  8/1/2032
a
90,069
South Bow USA Infrastructure
Holdings, LLC
338,000 5.026%,  10/1/2029 341,880
124,000 5.584%,  10/1/2034 124,666
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
130,000 5.875%,  3/1/2027 129,627
Sunoco, LP
210,000 7.000%,  5/1/2029
a
217,435
245,000 5.875%,  3/15/2034
a
242,879
Sunoco, LP/Sunoco Finance
Corporation
186,000 5.875%,  3/15/2028 186,048
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
107,000 5.500%,  1/15/2028
a
106,456
195,000 7.375%,  2/15/2029
a
200,819
306,000 6.750%,  3/15/2034
a
302,929
Talos Production, Inc.
71,000 9.000%,  2/1/2029
a
73,416
Targa Resources Corporation
80,000 6.125%,  5/15/2055 80,445
939,000 4.200%,  2/1/2033 892,148
TGNR Intermediate Holdings, LLC
292,000 5.500%,  10/15/2029
a
285,735
Tidewater, Inc.
62,000 9.125%,  7/15/2030
a
66,492
TotalEnergies Capital SA
346,000 5.275%,  9/10/2054 332,374
Transocean International, Ltd.
70,000 8.250%,  5/15/2029
a
69,011
321,000 8.750%,  2/15/2030
a
337,747
USA Compression Partners, LP/
USA Compression Finance
Corporation
230,000 7.125%,  3/15/2029
a
237,205
184,000 6.250%,  10/1/2033
a
184,704
Valaris, Ltd.
272,000 8.375%,  4/30/2030
a
282,294
Var Energi ASA
200,000 5.875%,  5/22/2030
a
207,959
Venture Global LNG, Inc.
314,000 8.125%,  6/1/2028
a
325,012
235,000 9.000%,  9/30/2029
a,b,i
232,904
186,000 7.000%,  1/15/2030
a,e
192,466
562,000 8.375%,  6/1/2031
a
590,083
257,000 9.875%,  2/1/2032
a,e
279,802
Venture Global Plaquemines LNG,
LLC
116,000 6.500%,  1/15/2034
a
122,108
128,000 7.750%,  5/1/2035
a
144,475
263,000 6.750%,  1/15/2036
a
279,353
Vital Energy, Inc.
181,000 7.750%,  7/31/2029
a,e
179,246
198,000 7.875%,  4/15/2032
a,e
192,206
Western Midstream Operating, LP
515,000 6.350%,  1/15/2029 541,799
Principal
Amount Long-Term Fixed Income  34.0% Value
Energy  0.9% - continued
$ 267,000 6.150%,  4/1/2033 $ 282,064
Williams Companies, Inc.
900,000 7.500%,  1/15/2031 1,019,841
160,000 5.600%,  3/15/2035 166,040
Total 31,298,695
Financials  3.2%
200 Park Funding Trust
100,000 5.740%,  2/15/2055
a
101,276
Acrisure, LLC/Acrisure Finance,
Inc.
46,000 4.250%,  2/15/2029
a
44,318
54,000 7.500%,  11/6/2030
a
56,254
AEGON Funding Company, LLC
724,000 5.500%,  4/16/2027
a,e
736,663
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
581,000 6.100%,  1/15/2027 593,452
950,000 3.875%,  1/23/2028 942,492
588,000 5.375%,  12/15/2031 608,132
Agree, LP
357,000 5.625%,  6/15/2034 371,685
Air Lease Corporation
133,000 4.650%,  6/15/2026
b,i
131,250
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
130,000 4.250%,  10/15/2027
a
127,842
190,000 6.750%,  4/15/2028
a
193,368
184,000 7.000%,  1/15/2031
a
190,114
Ally Financial, Inc.
900,000 8.000%,  11/1/2031 1,025,973
204,000 6.700%,  2/14/2033
e
212,494
American Express Company
167,000 5.085%,  1/30/2031
b
172,175
American Homes 4 Rent, LP
125,000 4.950%,  6/15/2030 127,278
American International Group, Inc.
1,019,000 5.125%,  3/27/2033 1,048,271
Americold Realty Operating
Partnership, LP
420,000 5.600%,  5/15/2032 425,085
Ameriprise Financial, Inc.
546,000 5.200%,  4/15/2035 556,190
AmWINS Group, Inc.
108,000 6.375%,  2/15/2029
a
110,196
179,000 4.875%,  6/30/2029
a
173,968
ANZ Bank New Zealand, Ltd.
550,000 5.548%,  8/11/2032
a,b
560,446
Aon North America, Inc.
365,000 5.750%,  3/1/2054 367,585
Apollo Debt Solutions BDC
505,000 6.700%,  7/29/2031 535,205
Ares Capital Corporation
441,000 5.875%,  3/1/2029 453,727
Ares Strategic Income Fund
620,000 5.450%,  9/9/2028
a
624,836
Arthur J. Gallagher & Company
126,000 6.750%,  2/15/2054 142,005
176,000 5.750%,  7/15/2054 175,396
Aviation Capital Group, LLC
284,000 5.125%,  4/10/2030
a
288,308
Avolon Holdings Funding, Ltd.
210,000 4.950%,  1/15/2028
a
212,108

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Financials  3.2% - continued
$ 629,000 5.750%,  3/1/2029
a
$ 651,210
580,000 5.375%,  5/30/2030
a
594,955
Azorra Finance, Ltd.
334,000 7.750%,  4/15/2030
a
351,498
Banco Santander SA
1,000,000 4.175%,  3/24/2028
b
998,505
Bank of America Corporation
467,000 5.202%,  4/25/2029
b
478,704
1,200,000 2.496%,  2/13/2031
b
1,110,604
1,250,000 1.922%,  10/24/2031
b
1,110,213
804,000 2.972%,  2/4/2033
b
732,152
760,000 5.872%,  9/15/2034
b
814,345
300,000 5.468%,  1/23/2035
b
313,269
692,000 5.425%,  8/15/2035
b
705,916
1,075,000 3.846%,  3/8/2037
b
1,004,360
Barclays plc
128,000 6.125%,  12/15/2025
b,e,i
128,022
783,000 6.496%,  9/13/2027
b
798,862
621,000 4.972%,  5/16/2029
b
630,239
684,000 4.942%,  9/10/2030
b
694,167
825,000 5.746%,  8/9/2033
b
867,259
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
200,000 7.625%,  2/11/2035
a,b
210,400
Berkshire Hathaway Finance
Corporation
71,000 2.850%,  10/15/2050 46,574
BlackRock Funding, Inc.
237,000 5.250%,  3/14/2054 231,126
Blackstone Private Credit Fund
400,000 5.600%,  11/22/2029 407,020
374,000 5.050%,  9/10/2030 369,648
Blue Owl Credit Income
Corporation
670,000 4.700%,  2/8/2027 668,843
Blue Owl Technology Finance
Corporation
225,000 4.750%,  12/15/2025
a
224,434
581,000 6.100%,  3/15/2028
a
588,470
485,000 6.750%,  4/4/2029 500,382
BNP Paribas SA
664,000 5.283%,  11/19/2030
a,b
682,035
1,340,000 3.132%,  1/20/2033
a,b
1,219,477
Brookfield Asset Management,
Ltd.
73,000 6.077%,  9/15/2055 75,748
Brookfield Finance, Inc.
215,000 5.813%,  3/3/2055 216,598
Brown & Brown, Inc.
117,000 5.550%,  6/23/2035 120,352
Burford Capital Global Finance,
LLC
310,000 9.250%,  7/1/2031
a
329,395
124,000 7.500%,  7/15/2033
a
126,182
Camden Property Trust
661,000 3.150%,  7/1/2029 636,374
Capital One Financial Corporation
165,000 5.700%,  2/1/2030
b
171,305
Capital One NA
910,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
942,284
Charles Schwab Corporation
518,000 6.136%,  8/24/2034
b
564,252
Principal
Amount Long-Term Fixed Income  34.0% Value
Financials  3.2% - continued
Citadel, LP
$ 350,000 6.375%,  1/23/2032
a
$ 370,445
Citibank NA
605,000 4.914%,  5/29/2030 621,596
Citigroup, Inc.
1,404,000 3.668%,  7/24/2028
b
1,391,612
700,000 3.520%,  10/27/2028
b
690,672
70,000 6.875%,  8/15/2030
b,i
72,139
609,000 4.952%,  5/7/2031
b
620,572
1,141,000 4.910%,  5/24/2033
b
1,154,788
648,000 6.174%,  5/25/2034
b
689,481
500,000 6.020%,  1/24/2036
b
523,792
Citizens Financial Group, Inc.
299,000 5.718%,  7/23/2032
b
312,197
CNA Financial Corporation
371,000 5.125%,  2/15/2034 374,383
Comerica, Inc.
175,000 5.982%,  1/30/2030
b
182,113
Constellation Insurance, Inc.
150,000 6.800%,  1/24/2030
a
151,144
COPT Defense Properties, LP
350,000 4.500%,  10/15/2030
f
347,692
Corebridge Financial, Inc.
225,000 6.375%,  9/15/2054
b
230,940
402,000 4.350%,  4/5/2042 347,014
Countrywide Home Loans, Inc.
187,548
5.750%,  4/25/2037, Ser.
2007-3, Class A27 81,077
Cousins Properties, LP
120,000 5.375%,  2/15/2032 123,033
Credit Agricole SA
437,000 5.230%,  1/9/2029
a,b
445,383
360,000 5.222%,  5/27/2031
a,b
369,299
454,000 4.818%,  9/25/2033
a,b
451,210
Credit Suisse Group AG
775,000 7.250%,  N/A
*,j
65,875
Deutsche Bank AG/New York, NY
305,000 5.297%,  5/9/2031
b
312,431
950,000 3.729%,  1/14/2032
b
890,905
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
804,000 5.950%,  9/17/2030
a
784,768
Elevance Health, Inc.
900,000 3.125%,  5/15/2050 595,390
725,000 4.625%,  5/15/2042 653,651
Encore Capital Group, Inc.
186,000 9.250%,  4/1/2029
a
196,260
200,000 6.625%,  4/15/2031
a,f
199,418
EPR Properties
355,000 4.950%,  4/15/2028 357,746
ERP Operating, LP
350,000 4.950%,  6/15/2032 358,744
Essential Properties, LP
134,000 5.400%,  12/1/2035 134,503
F&G Global Funding
396,000 4.650%,  9/8/2028
a
397,402
Fairfax Financial Holdings, Ltd.
478,000 6.350%,  3/22/2054 505,180
First Citizens BancShares, Inc./NC
560,000 5.600%,  9/5/2035
b
558,520

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Financials  3.2% - continued
FirstCash, Inc.
$ 327,000 5.625%,  1/1/2030
a
$ 326,526
First-Citizens Bank & Trust
Company
443,000 6.125%,  3/9/2028 459,633
Five Corners Funding Trust IV
536,000 5.997%,  2/15/2053
a
560,984
Franklin BSP Capital Corporation
395,000 6.000%,  10/2/2030
a,f
390,673
Freedom Mortgage Holdings, LLC
303,000 9.250%,  2/1/2029
a
318,809
131,000 9.125%,  5/15/2031
a
139,325
123,000 7.875%,  4/1/2033
a
126,712
FTAI Aviation Investors, LLC
137,000 5.500%,  5/1/2028
a
137,022
114,000 7.000%,  5/1/2031
a
119,251
186,000 7.000%,  6/15/2032
a
194,653
GGAM Finance, Ltd.
120,000 7.750%,  5/15/2026
a
120,299
135,000 8.000%,  6/15/2028
a
142,891
354,000 5.875%,  3/15/2030
a
358,424
Global Aircraft Leasing Company,
Ltd.
381,000 8.750%,  9/1/2027
a
393,626
Global Net Lease, Inc.
86,000 4.500%,  9/30/2028
a
84,128
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
222,000 3.750%,  12/15/2027
a
215,474
goeasy, Ltd.
54,000 9.250%,  12/1/2028
a
56,363
66,000 7.625%,  7/1/2029
a
66,884
243,000 6.875%,  2/15/2031
a
235,417
Goldman Sachs BDC, Inc.
307,000 6.375%,  3/11/2027 314,028
482,000 5.650%,  9/9/2030 484,810
Goldman Sachs Group, Inc.
684,000 1.948%,  10/21/2027
b
667,902
756,000 6.484%,  10/24/2029
b
804,520
433,000 5.218%,  4/23/2031
b
447,768
230,000 1.992%,  1/27/2032
b
202,959
1,879,000 3.102%,  2/24/2033
b
1,723,755
Goldman Sachs Private Credit
Corporation
203,000 5.875%,  5/6/2028
a,e
206,018
Howard Hughes Corporation
84,000 4.125%,  2/1/2029
a
80,580
HSBC Holdings plc
435,000 5.130%,  3/3/2031
b
445,502
540,000 5.741%,  9/10/2036
b
550,968
HUB International, Ltd.
227,000 7.250%,  6/15/2030
a
236,739
Huntington Bancshares, Inc./OH
624,000 5.709%,  2/2/2035
b
650,379
454,000 6.141%,  11/18/2039
b
472,438
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
39,000 6.250%,  5/15/2026 38,954
415,000 5.250%,  5/15/2027 407,923
Invitation Homes Operating
Partnership, LP
670,000 2.000%,  8/15/2031 578,924
222,000 4.950%,  1/15/2033 223,077
Principal
Amount Long-Term Fixed Income  34.0% Value
Financials  3.2% - continued
Jane Street Group/JSG Finance,
Inc.
$ 210,000 4.500%,  11/15/2029
a
$ 205,008
80,000 7.125%,  4/30/2031
a
83,911
134,000 6.125%,  11/1/2032
a
135,817
192,000 6.750%,  5/1/2033
a
199,418
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
112,000 5.000%,  8/15/2028
a
108,213
200,000 6.625%,  10/15/2031
a
201,332
Jefferson Capital Holdings, LLC
109,000 6.000%,  8/15/2026
a
108,974
271,000 9.500%,  2/15/2029
a
285,422
43,000 8.250%,  5/15/2030
a
44,970
JPMorgan Chase & Company
700,000 2.522%,  4/22/2031
b
649,271
975,000 1.953%,  2/4/2032
b
861,868
1,073,000 4.586%,  4/26/2033
b
1,076,341
805,000 4.912%,  7/25/2033
b
820,864
489,000 5.766%,  4/22/2035
b
520,974
275,000 5.502%,  1/24/2036
b
287,708
455,000 5.534%,  11/29/2045
b
467,912
KeyBank NA/Cleveland, OH
599,000 5.000%,  1/26/2033 602,859
Kilroy Realty, LP
255,000 4.250%,  8/15/2029 250,157
337,000 5.875%,  10/15/2035 341,485
Liberty Mutual Group, Inc.
74,000 4.125%,  12/15/2051
a,b
72,682
Lincoln National Corporation
970,000 2.330%,  8/15/2030
a
877,444
Lloyds Banking Group plc
802,000 5.871%,  3/6/2029
b
831,895
LPL Holdings, Inc.
540,000 4.900%,  4/3/2028 545,838
Macquarie AirFinance Holdings,
Ltd.
127,000 6.400%,  3/26/2029
a
133,746
305,000 5.150%,  3/17/2030
a
309,264
Macquarie Bank, Ltd.
582,000 5.642%,  8/13/2036
a,b
589,545
Marsh & McLennan Companies,
Inc.
201,000 5.450%,  3/15/2053 198,902
Massachusetts Mutual Life
Insurance Company
1,000,000 3.200%,  12/1/2061
a
625,453
Mizuho Financial Group, Inc.
302,000 5.098%,  5/13/2031
b
310,335
Molina Healthcare, Inc.
73,000 4.375%,  6/15/2028
a
71,193
Morgan Stanley
600,000 4.350%,  9/8/2026 601,262
989,000 3.591%,  7/22/2028
b
978,592
535,000 5.164%,  4/20/2029
b
547,643
409,000 3.622%,  4/1/2031
b
396,854
535,000 5.250%,  4/21/2034
b
551,705
379,000 5.831%,  4/19/2035
b
404,030
200,000 5.587%,  1/18/2036
b
209,401
939,000 5.297%,  4/20/2037
b
952,639
Nasdaq, Inc.
575,000 3.250%,  4/28/2050 400,709

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Financials  3.2% - continued
National Securities Clearing
Corporation
$ 395,000 4.700%,  5/20/2030
a
$ 403,583
Nationstar Mortgage Holdings,
Inc.
64,000 5.500%,  8/15/2028
a
64,000
134,000 6.500%,  8/1/2029
a
137,469
205,000 5.125%,  12/15/2030
a
206,804
65,000 7.125%,  2/1/2032
a
67,847
NatWest Group plc
450,000 4.445%,  5/8/2030
b
451,096
758,000 6.475%,  6/1/2034
b
797,323
Navient Corporation
78,000 5.000%,  3/15/2027 77,649
84,000 5.500%,  3/15/2029 82,346
New York Life Global Funding
812,000 4.550%,  1/28/2033
a
810,826
Nomura Holdings, Inc.
487,000 5.783%,  7/3/2034 515,740
North Haven Private Income Fund,
LLC
133,000 5.125%,  9/25/2028
a
132,313
Omega Healthcare Investors, Inc.
774,000 3.625%,  10/1/2029 742,627
186,000 5.200%,  7/1/2030 188,831
Omnis Funding Trust
346,000 6.722%,  5/15/2055
a
373,212
OneMain Finance Corporation
121,000 3.500%,  1/15/2027 118,256
170,000 3.875%,  9/15/2028 163,381
130,000 6.750%,  3/15/2032 132,408
538,000 7.125%,  9/15/2032 555,774
Osaic Holdings, Inc.
186,000 6.750%,  8/1/2032
a
192,107
Panther Escrow Issuer, LLC
169,000 7.125%,  6/1/2031
a
175,780
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
366,000 4.875%,  5/15/2029
a
356,849
PennyMac Financial Services, Inc.
62,000 7.125%,  11/15/2030
a
64,558
192,000 6.875%,  5/15/2032
a
198,950
62,000 6.750%,  2/15/2034
a
63,245
Phoenix Aviation Capital, Ltd.
201,000 9.250%,  7/15/2030
a
213,847
PNC Financial Services Group,
Inc.
250,000 6.615%,  10/20/2027
b
256,112
PRA Group, Inc.
208,000 8.375%,  2/1/2028
a
212,744
Prologis Targeted US Logistics
Fund, LP
502,000 5.250%,  4/1/2029
a
518,124
200,000 5.250%,  1/15/2035
a
204,549
Prologis, LP
340,000 5.250%,  3/15/2054 328,929
Prudential Financial, Inc.
520,000 5.125%,  3/1/2052
b
521,883
Regency Centers, LP
370,000 5.250%,  1/15/2034 380,269
RenaissanceRe Holdings, Ltd.
580,000 5.800%,  4/1/2035 608,144
Principal
Amount Long-Term Fixed Income  34.0% Value
Financials  3.2% - continued
RGA Global Funding
$ 245,000 5.500%,  1/11/2031
a
$ 255,599
RHP Hotel Properties, LP/RHP
Finance Corporation
65,000 4.750%,  10/15/2027 64,715
129,000 4.500%,  2/15/2029
a
126,513
Rithm Capital Corporation
126,000 8.000%,  7/15/2030
a
128,992
RLJ Lodging Trust, LP
119,000 4.000%,  9/15/2029
a
112,373
Rocket Companies, Inc.
189,000 6.375%,  8/1/2033
a
195,070
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
118,000 3.625%,  3/1/2029
a
112,540
262,000 3.875%,  3/1/2031
a
244,667
87,000 4.000%,  10/15/2033
a
79,456
Ryan Specialty, LLC
68,000 4.375%,  2/1/2030
a
65,884
153,000 5.875%,  8/1/2032
a
154,711
Santander Holdings USA, Inc.
268,000 6.499%,  3/9/2029
b
279,618
461,000 5.473%,  3/20/2029
b
469,785
218,000 6.174%,  1/9/2030
b
227,073
Sixth Street Lending Partners
272,000 6.125%,  7/15/2030
a
281,214
SLM Corporation
38,000 6.500%,  1/31/2030 39,599
Societe Generale SA
134,000 10.000%,  11/14/2028
a,b,i
148,432
520,000 5.249%,  5/22/2029
a,b
528,764
400,000 5.439%,  10/3/2036
a,b,f
398,964
Standard Chartered plc
290,000 5.545%,  1/21/2029
a,b
297,058
Starwood Property Trust, Inc.
93,000 4.375%,  1/15/2027
a
92,201
183,000 5.250%,  10/15/2028
a,f
183,053
65,000 6.500%,  10/15/2030
a
67,143
61,000 5.750%,  1/15/2031
a,f
60,962
Stonex Escrow Issuer, LLC
224,000 6.875%,  7/15/2032
a
230,567
Sumitomo Mitsui Financial Group,
Inc.
700,000 1.710%,  1/12/2031 610,468
Synchrony Financial
253,000 5.935%,  8/2/2030
b
262,243
138,000 7.250%,  2/2/2033 147,259
Synovus Bank
799,000 5.625%,  2/15/2028 815,744
Toronto-Dominion Bank
223,000 5.146%,  9/10/2034
b
225,717
Truist Financial Corporation
519,000 6.047%,  6/8/2027
b
525,023
383,000 5.125%,  12/15/2027
b,i
377,522
699,000 5.122%,  1/26/2034
b
710,184
310,000 5.711%,  1/24/2035
b
325,305
U.S. Bancorp
744,000 5.775%,  6/12/2029
b
774,300
178,000 5.836%,  6/12/2034
b
189,675
340,000 5.678%,  1/23/2035
b
357,983
UBS Group AG
771,000 6.246%,  9/22/2029
a,b
813,438
200,000 6.600%,  8/5/2030
a,b,e,i
201,070

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Financials  3.2% - continued
$ 668,000 3.091%,  5/14/2032
a,b
$ 618,145
486,000 5.699%,  2/8/2035
a,b
512,006
200,000 5.379%,  9/6/2045
a,b
200,110
United Wholesale Mortgage, LLC
355,000 5.500%,  4/15/2029
a
350,120
UnitedHealth Group, Inc.
536,000 5.875%,  2/15/2053 551,054
489,000 4.750%,  5/15/2052 431,104
Wells Fargo & Company
800,000 4.900%,  1/24/2028
b
807,356
805,000 3.526%,  3/24/2028
b
797,816
481,000 5.707%,  4/22/2028
b
492,176
1,200,000 2.393%,  6/2/2028
b
1,166,526
480,000 5.574%,  7/25/2029
b
497,449
441,000 5.389%,  4/24/2034
b
458,226
930,000 4.900%,  11/17/2045 846,886
Wynnton Funding Trust II
125,000 5.991%,  8/15/2055
a
128,307
XHR, LP
153,000 4.875%,  6/1/2029
a
149,852
67,000 6.625%,  5/15/2030
a
68,841
Zions Bancorp NA
300,000 4.704%,  8/18/2028
b
300,932
400,000 6.816%,  11/19/2035
b
425,182
Total 107,331,167
Foreign Government  <0.1%
Eagle Funding Luxco SARL
250,000 5.500%,  8/17/2030
a
253,640
Mexico Government International
Bond
441,000 5.625%,  9/22/2035 438,821
NBN Company, Ltd.
334,000 4.150%,  9/16/2030
a
332,124
Saudi Arabian Oil Company
451,000 5.250%,  7/17/2034
a
463,896
Teine Energy, Ltd.
216,000 6.875%,  4/15/2029
a
212,512
Total 1,700,993
Mortgage-Backed Securities  9.6%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
1,037,428 5.500%,  12/1/2038 1,064,428
3,564,183 5.500%,  2/1/2040 3,644,690
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,014,677 2.000%,  1/1/2052 2,466,154
190,069 6.000%,  1/1/2055 198,115
3,421,327 2.000%,  5/1/2051 2,798,832
6,183,274 3.500%,  5/1/2052 5,697,331
5,728,344 4.000%,  5/1/2052 5,448,572
2,336,919 5.000%,  7/1/2053 2,339,534
730,221 5.500%,  7/1/2053 744,081
4,277,771 3.500%,  8/1/2052 3,941,124
3,625,807 5.000%,  8/1/2053 3,638,610
3,890,204 5.500%,  9/1/2053 3,976,440
3,018,288 3.500%,  9/1/2047 2,823,642
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
3,194,124 2.500%,  7/1/2030 3,096,426
Principal
Amount Long-Term Fixed Income  34.0% Value
Mortgage-Backed Securities  9.6% - continued
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
$ 699,587 5.500%,  9/1/2039 $ 719,334
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
3,268,352 3.000%,  12/1/2036 3,096,588
3,902,677 3.000%,  8/1/2038 3,703,384
6,048,792 3.500%,  5/1/2040 5,784,189
4,866,980 2.500%,  4/1/2042 4,347,930
1,707,196 2.000%,  5/1/2042 1,477,798
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
14,476,151 3.000%,  1/1/2052 12,828,899
2,475,768 2.000%,  2/1/2051 2,025,305
1,620,096 2.000%,  2/1/2051 1,325,321
5,671,080 2.500%,  2/1/2051 4,845,348
6,114,909 5.500%,  2/1/2055 6,226,625
16,884,274 2.000%,  3/1/2051 13,718,980
11,430,631 4.000%,  3/1/2051 10,964,382
1,693,783 2.000%,  3/1/2052 1,383,709
15,629,202 3.000%,  3/1/2052 13,854,590
587,251 3.000%,  4/1/2051 517,413
4,866,319 5.500%,  4/1/2054 4,966,493
4,624,552 3.000%,  5/1/2050 4,076,027
3,034,846 2.000%,  5/1/2051 2,470,815
7,029,815 3.000%,  5/1/2051 6,324,897
11,484,315 2.000%,  6/1/2050 9,360,002
5,763,885 3.000%,  6/1/2050 5,197,329
2,839,666 4.000%,  6/1/2052 2,683,818
2,073,468 5.000%,  6/1/2053 2,078,481
14,237,245 2.500%,  7/1/2051 12,201,884
3,959,545 3.500%,  7/1/2051 3,659,905
5,543,585 4.000%,  7/1/2052 5,239,353
2,087,608 2.500%,  8/1/2050 1,797,360
8,374,725 3.500%,  8/1/2050 7,768,683
11,396,883 4.500%,  8/1/2052 11,114,385
4,988,906 5.000%,  8/1/2053 5,000,968
11,141,737 6.000%,  8/1/2054 11,640,907
2,540,475 2.500%,  9/1/2051 2,174,039
3,077,161 3.500%,  9/1/2052 2,834,939
6,557,605 3.500%,  9/1/2052 6,049,516
3,932,948 5.000%,  9/1/2052 3,936,191
3,925,678 4.500%,  9/1/2053 3,843,410
5,321,015 4.500%,  9/1/2053 5,191,576
9,594,331 4.000%,  10/1/2052 9,110,856
2,943,285 2.000%,  11/1/2051 2,407,698
4,001,464 3.500%,  11/1/2052 3,703,625
12,081,856 2.000%,  12/1/2050 9,839,526
19,104,930 2.500%,  12/1/2051 16,294,628
8,273,164 4.500%,  12/1/2052 8,104,697
3,515,233 3.500%,  12/1/2047 3,297,279
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
16,962,007 2.500%,  3/1/2062 13,832,566
4,033,257 3.500%,  7/1/2061 3,620,918
5,003,399 4.000%,  12/1/2061 4,682,921

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Mortgage-Backed Securities  9.6% - continued
PRPM, LLC
$ 1,118,007
6.255%,  5/25/2030, Ser.
2025-3, Class A1
a,c
$ 1,120,539
Total 324,324,005
Technology  0.7%
Accenture Capital, Inc.
476,000 4.500%,  10/4/2034 469,443
Advanced Micro Devices, Inc.
537,000 4.393%,  6/1/2052 461,781
Amentum Holdings, Inc.
201,000 7.250%,  8/1/2032
a
208,712
Block, Inc.
122,000 5.625%,  8/15/2030
a
123,608
138,000 3.500%,  6/1/2031 128,426
287,000 6.500%,  5/15/2032 297,047
122,000 6.000%,  8/15/2033
a
124,933
Boost Newco Borrower, LLC
379,000 7.500%,  1/15/2031
a
402,079
Broadcom, Inc.
282,000 4.900%,  7/15/2032 288,482
283,000 3.469%,  4/15/2034
a
258,266
1,072,000 3.137%,  11/15/2035
a
927,458
1,100,000 3.187%,  11/15/2036
a
938,715
460,000 4.926%,  5/15/2037
a
458,766
CACI International, Inc.
84,000 6.375%,  6/15/2033
a
86,650
Central Parent, Inc./CDK Global,
Inc.
99,000 7.250%,  6/15/2029
a
85,244
Cisco Systems, Inc.
235,000 5.300%,  2/26/2054 231,967
Clarivate Science Holdings
Corporation
143,000 3.875%,  7/1/2028
a
137,616
Cloud Software Group, Inc.
765,000 6.500%,  3/31/2029
a
771,900
272,000 9.000%,  9/30/2029
a
282,120
CommScope Technologies, LLC
126,000 5.000%,  3/15/2027
a
125,010
CommScope, LLC
131,000 4.750%,  9/1/2029
a
130,159
Consensus Cloud Solutions, Inc.
68,000 6.000%,  10/15/2026
a
67,869
CoreWeave, Inc.
185,000 9.000%,  2/1/2031
a
189,603
Dell, Inc.
452,000 6.500%,  4/15/2038 490,438
Diebold Nixdorf, Inc.
101,000 7.750%,  3/31/2030
a
106,541
Fair Isaac Corporation
222,000 6.000%,  5/15/2033
a
224,762
Fiserv, Inc.
517,000 2.650%,  6/1/2030 478,685
494,000 5.350%,  3/15/2031 513,720
468,000 5.600%,  3/2/2033 490,366
500,000 5.150%,  8/12/2034 505,976
Foundry JV Holdco, LLC
551,000 5.900%,  1/25/2030
a
581,034
200,000 5.900%,  1/25/2033
a
210,897
Gen Digital, Inc.
163,000 7.125%,  9/30/2030
a
167,839
66,000 6.250%,  4/1/2033
a
67,378
Principal
Amount Long-Term Fixed Income  34.0% Value
Technology  0.7% - continued
Global Payments, Inc.
$ 805,000 5.300%,  8/15/2029 $ 823,235
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
129,000 3.500%,  3/1/2029
a
122,224
Helios Software Holdings, Inc./ION
Corporate Solutions Finance
SARL
130,000 4.625%,  5/1/2028
a
125,730
Hewlett Packard Enterprise
Company
400,000 4.850%,  10/15/2031 404,176
II-VI, Inc.
131,000 5.000%,  12/15/2029
a
129,193
Intel Corporation
755,000 4.900%,  7/29/2045 667,593
ION Platform Finance US, Inc.
200,000 7.875%,  9/30/2032
a
198,686
ION Trading Technologies SARL
179,000 9.500%,  5/30/2029
a
189,055
Iron Mountain, Inc.
387,000 4.875%,  9/15/2029
a
380,981
300,000 5.250%,  7/15/2030
a
296,690
440,000 4.500%,  2/15/2031
a
419,991
Kioxia Holdings Corporation
328,000 6.625%,  7/24/2033
a
337,194
KLA Corporation
804,000 3.300%,  3/1/2050 575,139
Marvell Technology, Inc.
127,000 5.950%,  9/15/2033 136,260
Microchip Technology, Inc.
102,000 5.050%,  3/15/2029 104,222
Micron Technology, Inc.
121,000 5.650%,  11/1/2032 126,981
NCR Atleos Corporation
108,000 9.500%,  4/1/2029
a
116,912
NCR Voyix Corporation
106,000 5.000%,  10/1/2028
a
104,416
123,000 5.125%,  4/15/2029
a
121,022
Neptune Bidco US, Inc.
256,000 9.290%,  4/15/2029
a
251,313
NXP BV/NXP Funding, LLC
475,000 5.550%,  12/1/2028 491,672
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
476,000 4.300%,  6/18/2029 475,424
475,000 3.250%,  5/11/2041 360,888
Open Text Holdings, Inc.
259,000 4.125%,  2/15/2030
a
245,350
Oracle Corporation
536,000 6.900%,  11/9/2052 596,381
288,000 4.800%,  9/26/2032 288,346
210,000 4.700%,  9/27/2034 205,082
311,000 5.875%,  9/26/2045 311,844
1,266,000 4.000%,  7/15/2046 986,181
Paychex, Inc.
98,000 5.600%,  4/15/2035 102,594
PayPal Holdings, Inc.
420,000 5.500%,  6/1/2054
e
421,362
Pitney Bowes, Inc.
68,000 6.875%,  3/15/2027
a
67,946
RingCentral, Inc.
359,000 8.500%,  8/15/2030
a
381,988

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Technology  0.7% - continued
Rocket Software, Inc.
$ 160,000 9.000%,  11/28/2028
a
$ 164,931
Roper Technologies, Inc.
640,000 1.750%,  2/15/2031 557,766
Sabre GLBL, Inc.
33,000 8.625%,  6/1/2027
a,e
33,473
126,000 11.125%,  7/15/2030
a
122,025
Seagate Data Storage Technology,
Private Ltd.
257,280 9.625%,  12/1/2032
a
291,415
87,000 5.750%,  12/1/2034
a
86,720
Sensata Technologies BV
300,000 4.000%,  4/15/2029
a
287,902
Sensata Technologies, Inc.
68,000 4.375%,  2/15/2030
a
65,631
77,000 3.750%,  2/15/2031
a
71,062
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
254,000 6.750%,  8/15/2032
a
262,608
SS&C Technologies, Inc.
250,000 5.500%,  9/30/2027
a
249,568
67,000 6.500%,  6/1/2032
a
69,267
Synopsys, Inc.
328,000 5.700%,  4/1/2055 331,028
UKG, Inc.
141,000 6.875%,  2/1/2031
a
145,489
Verisk Analytics, Inc.
194,000 5.250%,  3/15/2035 197,771
Viavi Solutions, Inc.
130,000 3.750%,  10/1/2029
a
122,568
Xerox Corporation
98,000 10.250%,  10/15/2030
a
99,552
Xerox Holdings Corporation
87,000 5.500%,  8/15/2028
a
51,114
Total 24,809,451
Transportation  0.2%
Air Canada
135,000 3.875%,  8/15/2026
a
133,775
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
181,500 5.500%,  4/20/2026
a
181,580
245,647 5.750%,  4/20/2029
a
246,587
Avianca Midco 2 plc
112,000 9.000%,  12/1/2028
a
111,860
200,000 9.625%,  2/14/2030
a,e
198,940
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
173,000 5.375%,  3/1/2029
a,e
168,703
Burlington Northern Santa Fe, LLC
631,000 2.875%,  6/15/2052 404,035
530,000 4.450%,  3/15/2043 477,978
Canadian Pacific Railway
Company
537,000 4.700%,  5/1/2048 479,240
DCLI Bidco, LLC
174,000 7.750%,  11/15/2029
a
180,920
Delta Air Lines, Inc.
200,000 5.250%,  7/10/2030 204,038
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
1,126,000 4.750%,  10/20/2028
a
1,132,331
Principal
Amount Long-Term Fixed Income  34.0% Value
Transportation  0.2% - continued
ERAC USA Finance, LLC
$ 536,000 5.400%,  5/1/2053
a
$ 533,588
Norfolk Southern Corporation
408,000 5.100%,  5/1/2035 416,570
OneSky Flight, LLC
228,000 8.875%,  12/15/2029
a
239,754
Rand Parent, LLC
335,000 8.500%,  2/15/2030
a,e
348,087
RXO, Inc.
124,000 7.500%,  11/15/2027
a
126,087
Ryder System, Inc.
330,000 4.850%,  6/15/2030
e
336,709
Stena International SA
217,000 7.250%,  1/15/2031
a
221,236
Union Pacific Corporation
1,074,000 2.973%,  9/16/2062 643,459
United Airlines, Inc.
583,000 4.625%,  4/15/2029
a
574,074
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
81,000 7.875%,  5/1/2027
a
82,263
156,000 6.375%,  2/1/2030
a,e
152,050
Watco Companies, LLC/Watco
Finance Corporation
122,000 7.125%,  8/1/2032
a
126,279
Total 7,720,143
U.S. Government & Agencies  10.9%
U.S. Treasury Bonds
8,480,000 1.625%,  11/15/2050 4,550,050
11,400,000 4.750%,  11/15/2053 11,419,594
14,120,000 5.250%,  11/15/2028 14,781,324
1,075,000 4.375%,  5/15/2040 1,063,788
41,740,000 1.375%,  11/15/2040 27,232,089
600,000 3.000%,  5/15/2042 486,773
27,658,000 2.500%,  5/15/2046 19,448,112
35,275,000 2.875%,  5/15/2049 25,734,215
U.S. Treasury Notes
13,200,000 2.625%,  1/31/2026 13,141,348
3,050,000 0.500%,  2/28/2026 3,007,681
22,580,000 2.500%,  2/28/2026 22,449,018
2,900,000 4.625%,  2/28/2026 2,908,020
1,500,000 4.375%,  7/31/2026 1,507,195
2,200,000 3.500%,  9/30/2026 2,195,359
2,350,000 0.500%,  4/30/2027 2,237,365
17,999,000 3.875%,  5/31/2027 18,061,575
3,000,000 3.625%,  8/31/2027 2,999,883
16,875,000 2.250%,  11/15/2027 16,405,664
12,250,000 3.875%,  12/31/2027 12,317,471
4,300,000 0.750%,  1/31/2028 4,026,547
16,200,000 3.500%,  1/31/2028 16,156,969
13,400,000 3.625%,  3/31/2028 13,403,664
31,750,000 2.875%,  5/15/2028 31,155,928
55,000,000 4.375%,  8/31/2028 56,119,336
6,300,000 3.750%,  12/31/2028 6,319,934
2,200,000 3.500%,  9/30/2029 2,184,445
850,000 1.375%,  11/15/2031 735,715
24,275,000 4.125%,  11/15/2032 24,557,576
13,500,000 4.500%,  11/15/2033 13,957,734
Total 370,564,372

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  34.0% Value
Utilities  0.7%
AES Corporation
$ 80,000 7.600%,  1/15/2055
b
$ 82,868
1,069,000 3.950%,  7/15/2030
a
1,032,256
Algonquin Power & Utilities
Corporation
295,000 4.750%,  1/18/2082
b
287,846
Alpha Generation, LLC
116,000 6.750%,  10/15/2032
a
119,746
American Water Capital
Corporation
157,000 5.700%,  9/1/2055 159,458
Atmos Energy Corporation
115,000 5.450%,  1/15/2056
f
113,663
Berkshire Hathaway Energy
Company
900,000 4.500%,  2/1/2045 796,836
Calpine Corporation
266,000 4.500%,  2/15/2028
a
264,878
Capital Power US Holdings, Inc.
410,000 5.257%,  6/1/2028
a
417,790
Commonwealth Edison Company
800,000 3.700%,  3/1/2045 633,586
Consolidated Edison Company of
New York, Inc.
384,000 4.500%,  12/1/2045 336,651
900,000 4.125%,  5/15/2049 729,508
Constellation Energy Generation,
LLC
253,000 6.125%,  1/15/2034 275,320
Consumers Energy Company
880,000 4.350%,  4/15/2049 753,448
Dominion Energy, Inc.
66,000 6.875%,  2/1/2055
b
69,080
66,000 7.000%,  6/1/2054
b
71,563
DTE Electric Company
760,000 3.700%,  3/15/2045 598,575
Duke Energy Corporation
92,000 6.450%,  9/1/2054
b
97,178
729,000 5.450%,  6/15/2034 758,268
Duke Energy Indiana, LLC
693,000 3.750%,  5/15/2046 546,683
Enel Finance International NV
470,000 5.125%,  6/26/2029
a
481,476
Exelon Corporation
642,000 4.450%,  4/15/2046 546,654
FirstEnergy Corporation
669,000 4.850%,  7/15/2047 592,171
Georgia Power Company
455,000 4.950%,  5/17/2033 464,142
237,000 5.250%,  3/15/2034 244,475
Hawaiian Electric Company, Inc.
61,000 6.000%,  10/1/2033
a
61,530
ITC Holdings Corporation
560,000 5.300%,  7/1/2043 537,043
Jersey Central Power & Light
Company
375,000 2.750%,  3/1/2032
a
335,292
Lightning Power, LLC
235,000 7.250%,  8/15/2032
a
248,798
Long Ridge Energy, LLC
197,000 8.750%,  2/15/2032
a
202,498
MidAmerican Energy Company
589,000 5.850%,  9/15/2054 620,152
Principal
Amount Long-Term Fixed Income  34.0% Value
Utilities  0.7% - continued
NextEra Energy Capital Holdings,
Inc.
$ 412,000 5.900%,  3/15/2055 $ 424,602
160,000 5.300%,  3/15/2032 166,156
NiSource, Inc.
64,000 6.375%,  3/31/2055
b
66,239
675,000 5.650%,  2/1/2045 672,366
NRG Energy, Inc.
115,000 3.375%,  2/15/2029
a
108,712
195,000 5.250%,  6/15/2029
a
194,369
107,000 6.000%,  2/1/2033
a
108,666
370,000 5.750%,  1/15/2034
a,f
369,622
107,000 6.250%,  11/1/2034
a
109,685
Pacific Gas and Electric Company
495,000 5.550%,  5/15/2029 509,524
467,000 4.550%,  7/1/2030 463,756
233,000 5.800%,  5/15/2034 241,426
PG&E Corporation
99,000 5.000%,  7/1/2028 98,084
PPL Capital Funding, Inc.
470,000 5.250%,  9/1/2034 480,694
PPL Electric Utilities Corporation
440,000 3.950%,  6/1/2047 358,675
Public Service Company of
Colorado
624,000 4.500%,  6/1/2052 525,228
San Diego Gas & Electric
Company
900,000 4.150%,  5/15/2048 730,045
Southern California Edison
Company
140,000 5.450%,  3/1/2035 141,689
Southern Company
650,000 4.850%,  3/15/2035 643,333
Southern Company Gas Capital
Corporation
600,000 4.400%,  5/30/2047 503,993
Southwestern Electric Power
Company
542,000 3.900%,  4/1/2045 420,439
Talen Energy Supply, LLC
267,000 8.625%,  6/1/2030
a
283,431
TerraForm Power Operating, LLC
384,000 5.000%,  1/31/2028
a
381,229
Virginia Electric and Power
Company
180,000 5.350%,  1/15/2054 172,974
675,000 4.600%,  12/1/2048 589,347
Vistra Corporation
129,000 8.000%,  10/15/2026
a,b,i
131,949
162,000 7.000%,  12/15/2026
a,b,i
164,474
Vistra Operations Company, LLC
231,000 5.000%,  7/31/2027
a
230,236
Xcel Energy, Inc.
379,000 4.600%,  6/1/2032 376,020
160,000 5.600%,  4/15/2035 165,862
XPLR Infrastructure Operating
Partners, LP
434,000 3.875%,  10/15/2026
a
427,770
Total 22,740,027
Total Long-Term Fixed Income
(cost $1,210,034,979) 1,153,697,693

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies   33.5% Value
U.S. Affiliated   33.2%
11,055,358 Thrivent Core Emerging Markets
Debt Fund $ 95,628,845
3,317,050 Thrivent Core Emerging Markets
Equity Fund 38,975,336
2,986,559 Thrivent Core International Equity
Fund 38,377,279
198,143 Thrivent Core Low Volatility Equity
Fund 2,433,200
404,213 Thrivent Core Mid Cap Value Fund 4,632,277
559,352 Thrivent Core Small Cap Value
Fund 6,203,215
1,237,545 Thrivent Global Stock Portfolio 19,448,149
16,656,863 Thrivent High Yield Portfolio 71,153,122
21,402,224 Thrivent Income Portfolio 193,536,030
9,048,716 Thrivent International Equity
Portfolio 106,488,002
1,762,974 Thrivent International Index
Portfolio 28,992,987
14,297,408 Thrivent Large Cap Value Portfolio 333,502,760
2,594,877 Thrivent Mid Cap Stock Portfolio 50,448,562
11,142,263 Thrivent Short-Term Bond Portfolio 110,581,386
1,274,084 Thrivent Small Cap Stock Portfolio 23,652,730
Total 1,124,053,880
U.S. Unaffiliated   0.3%
5,070 Invesco QQQ Trust Series 1 3,043,876
407 iShares Semiconductor ETF 110,346
10,678 SPDR S&P 500 ETF Trust 7,113,470
2,141 SPDR S&P Biotech ETF 214,528
885 SPDR S&P Software & Services
ETF 175,018
928 VanEck Semiconductor ETF 302,862
Total 10,960,100
Total Registered Investment
Companies (cost $918,196,830) 1,135,013,980
Shares Common Stock 16.9% Value
Communications Services  2.1%
55,989 Alphabet, Inc., Class A 13,610,926
55,527 Alphabet, Inc., Class C 13,523,601
42,373 AT&T, Inc. 1,196,613
13,220 CarGurus, Inc.
k
492,181
6,879 Comcast Corporation 216,138
9,756 E.W. Scripps Company
k
24,000
333 Electronic Arts, Inc. 67,166
763 Fox Corporation, Class A 48,115
464 Fox Corporation, Class B 26,582
379 Globalstar, Inc.
k
13,792
1,147 Iridium Communications, Inc. 20,027
4,770 Liberty Global, Ltd., Class A
k
54,664
307 Liberty Media Corporation-Liberty
Formula One
k
32,066
156 Liberty Media Corporation-Liberty
Live Group
k
15,127
366 Madison Square Garden
Entertainment Corporation
k
22,736
75 Madison Square Garden Sports
Corporation
k
17,025
2,304 Magnite, Inc.
k
50,181
12,708 Match Group, Inc. 448,846
31,725 Meta Platforms, Inc. 23,298,205
7,293 Netflix, Inc.
k
8,743,724
3,532 New York Times Company 202,737
Shares Common Stock  16.9% Value
Communications Services  2.1% - continued
12,941 News Corporation, Class A $ 397,418
13,640 Pinterest, Inc.
k
438,799
42 Reddit, Inc.
k
9,660
2,315 ROBLOX Corporation
k
320,674
434 Sirius XM Holdings, Inc. 10,101
4,072 Spotify Technology SA
k
2,842,256
2,462 T-Mobile US, Inc. 589,354
223 Trade Desk, Inc.
k
10,929
44,092 Uniti Group, Inc. 269,843
18,788 Verizon Communications, Inc. 825,733
11,014 Walt Disney Company 1,261,103
14,252 Warner Brothers Discovery, Inc.
k
278,342
5,649 Warner Music Group Corporation 192,405
Total 69,571,069
Consumer Discretionary  2.2%
2,055 Adient plc
k
49,484
83,118 ADT, Inc. 723,958
1,196 Advance Auto Parts, Inc. 73,434
124,747 Amazon.com, Inc.
k
27,390,699
5,848 American Axle & Manufacturing
Holdings, Inc.
k
35,146
2,146 American Eagle Outfitters, Inc. 36,718
12,374 Aptiv plc
k
1,066,886
578 Aramark 22,195
177 Asbury Automotive Group, Inc.
k
43,268
226 Autoliv, Inc. 27,911
3,789 Bath & Body Works, Inc. 97,605
146 Booking Holdings, Inc. 788,293
1,632 Boot Barn Holdings, Inc.
k
270,455
5,978 BorgWarner, Inc. 262,793
228 Bright Horizons Family Solutions,
Inc.
k
24,754
72 Brinker International, Inc.
k
9,121
373 Buckle, Inc. 21,880
3,346 Build-A-Bear Workshop, Inc. 218,193
445 CarMax, Inc.
k
19,967
38,381 Carnival Corporation
k
1,109,595
62 Carvana Company
k
23,389
27 Cavco Industries, Inc.
k
15,680
1,599 Champion Homes, Inc.
k
122,116
1,911 Chewy, Inc.
k
77,300
1,062 Columbia Sportswear Company 55,543
2,411 Coursera, Inc.
k
28,233
563 Crocs, Inc.
k
47,039
1,346 D.R. Horton, Inc. 228,107
1,527 Dana, Inc. 30,601
70 Darden Restaurants, Inc. 13,325
1,961 Deckers Outdoor Corporation
k
198,787
95 Domino's Pizza, Inc. 41,012
14,915 DoorDash, Inc.
k
4,056,731
313 Dorman Products, Inc.
k
48,790
56 Dutch Bros, Inc.
k
2,931
557 eBay, Inc. 50,659
3,786 Etsy, Inc.
k
251,353
11,478 Expedia Group, Inc. 2,453,422
425 Five Below, Inc.
k
65,748
8,501 Ford Motor Company 101,672
1,551 Fox Factory Holding Corporation
k
37,674
3,585 Frontdoor, Inc.
k
241,235
3,498 Gap, Inc. 74,822
1,206 Garmin, Ltd. 296,941
1,642 Garrett Motion, Inc. 22,364
142 General Motors Company 8,658
5,396 Gentex Corporation 152,707

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  16.9% Value
Consumer Discretionary  2.2% - continued
1,308 GigaCloud Technology, Inc.
k
$ 37,147
5,070 Goodyear Tire & Rubber
Company
k
37,924
1,181 Grand Canyon Education, Inc.
k
259,253
138 Group 1 Automotive, Inc. 60,376
3,087 Hasbro, Inc. 234,149
8,217 Hilton Worldwide Holdings, Inc. 2,131,818
19,640 Home Depot, Inc. 7,957,932
1,202 Installed Building Products, Inc. 296,485
7,960 Laureate Education, Inc.
k
251,058
2,081 La-Z-Boy, Inc. 71,420
309 Lear Corporation 31,088
145 Lithia Motors, Inc. 45,820
1,161 Lowe's Companies, Inc. 291,771
163 Lululemon Athletica, Inc.
k
29,003
112 M/I Homes, Inc.
k
16,177
5,880 Mattel, Inc.
k
98,960
1,640 McDonald's Corporation 498,380
1,647 MGM Resorts International
k
57,085
2,149 Modine Manufacturing Company
k
305,502
830 Mohawk Industries, Inc.
k
107,004
468 Murphy USA, Inc. 181,706
1,231 National Vision Holdings, Inc.
k
35,933
39 NVR, Inc.
k
313,352
13,794 O'Reilly Automotive, Inc.
k
1,487,131
212 Planet Fitness, Inc.
k
22,006
707 Pool Corporation 219,219
157 PulteGroup, Inc. 20,744
469 Ralph Lauren Corporation 147,060
228 Red Rock Resorts, Inc. 13,922
10,547 Ross Stores, Inc. 1,607,257
9 Royal Caribbean Cruises, Ltd. 2,912
727 Service Corporation International/
US 60,501
3,348 SharkNinja, Inc.
k
345,346
1,905 Sonos, Inc.
k
30,099
8,793 Sony Group Corporation ADR 253,150
1,544 Stoneridge, Inc.
k
11,765
368 Strategic Education, Inc. 31,652
313 Tapestry, Inc. 35,438
189 Taylor Morrison Home Corporation
k
12,476
29,152 Tesla, Inc.
k
12,964,477
129 Texas Roadhouse, Inc. 21,433
411 Toll Brothers, Inc. 56,776
27 TopBuild Corporation
k
10,553
1,239 Travel + Leisure Company 73,708
342 Ulta Beauty, Inc.
k
186,989
46 United Parks & Resorts, Inc.
k
2,378
806 Universal Technical Institute, Inc.
k
26,235
154 Urban Outfitters, Inc.
k
11,000
820 Valvoline, Inc.
k
29,446
2,317 VF Corporation 33,434
1,829 Viking Holdings, Ltd.
k
113,691
429 Visteon Corporation 51,420
359 Wayfair, Inc.
k
32,069
2,417 Wingstop, Inc. 608,311
161 Winmark Corporation 80,141
6,026 Wyndham Hotels & Resorts, Inc. 481,477
2,828 Wynn Resorts, Ltd. 362,748
458 Yum! Brands, Inc. 69,616
Total 73,905,117
Consumer Staples  0.4%
1,374 Albertsons Companies, Inc. 24,059
2,625 Altria Group, Inc. 173,407
Shares Common Stock  16.9% Value
Consumer Staples  0.4% - continued
499 Archer-Daniels-Midland Company $ 29,810
462 BellRing Brands, Inc.
k
16,794
3,610 BJ's Wholesale Club Holdings,
Inc.
k
336,632
989 Casey's General Stores, Inc. 559,101
969 Central Garden & Pet Company,
Class A
k
28,615
1,511 Church & Dwight Company, Inc. 132,409
6,909 Colgate-Palmolive Company 552,305
2,919 Conagra Brands, Inc. 53,447
399 Costco Wholesale Corporation 369,326
22,798 Coty, Inc.
k
92,104
1,073 Darling Ingredients, Inc.
k
33,124
176 e.l.f. Beauty, Inc.
k
23,316
432 Ingredion, Inc. 52,752
2,429 J & J Snack Foods Corporation 233,403
1,469 John B. Sanfilippo & Son, Inc. 94,427
13,778 Kenvue, Inc. 223,617
5,855 Keurig Dr Pepper, Inc. 149,361
439 Kimberly-Clark Corporation 54,585
167 Kraft Heinz Company 4,349
531 Kroger Company 35,795
2,342 Maplebear, Inc.
k
86,092
579 Marzetti Company 100,045
529 McCormick & Company, Inc. 35,395
3,819 Monster Beverage Corporation
k
257,057
4,640 Philip Morris International, Inc. 752,608
397 Primo Brands Corporation 8,774
9,707 Procter & Gamble Company 1,491,481
46 Sprouts Farmers Markets, Inc.
k
5,005
5,212 Sysco Corporation 429,156
999 Turning Point Brands, Inc. 98,761
479 Tyson Foods, Inc. 26,010
5,632 Unilever plc ADR 333,865
915 US Foods Holding Corporation
k
70,107
4,565 Vita Coco Company, Inc.
k
193,876
49,320 Walmart, Inc. 5,082,919
Total 12,243,889
Energy  0.3%
25,018 Antero Midstream Corporation 486,350
1,790 Antero Resources Corporation
k
60,072
1,738 APA Corporation 42,199
1,338 Archrock, Inc. 35,203
8,389 Baker Hughes Company 408,712
389 Cactus, Inc. 15,354
395 California Resources Corporation 21,006
2,768 Cheniere Energy, Inc. 650,425
1,245 Chevron Corporation 193,336
420 Chord Energy Corporation 41,735
1,993 Civitas Resources, Inc. 64,772
18,951 ConocoPhillips 1,792,575
21,542 Devon Energy Corporation 755,262
4,960 DHT Holdings, Inc. 59,272
979 DT Midstream, Inc. 110,686
10,407 Enterprise Products Partners, LP 325,427
6,612 EOG Resources, Inc. 741,337
684 EQT Corporation 37,230
2,261 Expand Energy Corporation 240,209
11,404 Exxon Mobil Corporation 1,285,801
622 Gulfport Energy Corporation
k
112,570
7,666 Halliburton Company 188,584
8,380 Hess Midstream, LP 289,529
1,004 HF Sinclair Corporation 52,549
19,129 Kinder Morgan, Inc. 541,542

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  16.9% Value
Energy  0.3% - continued
934 Kodiak Gas Services, Inc. $ 34,530
11,773 Kosmos Energy, Ltd.
k
19,543
1,391 Marathon Petroleum Corporation 268,101
1,447 Matador Resources Company 65,014
563 Noble Corporation plc 15,922
356 Occidental Petroleum Corporation 16,821
1,402 Oceaneering International, Inc.
k
34,742
1,512 Oil States International, Inc.
k
9,163
976 ONEOK, Inc. 71,219
3,975 Ovintiv, Inc. 160,510
822 Par Pacific Holdings, Inc.
k
29,115
4,065 Permian Resources Corporation 52,032
243 Phillips 66 33,053
2,024 Range Resources Corporation 76,183
242 Ranger Energy Services, Inc. 3,398
2,276 Ring Energy, Inc.
k
2,481
1,939 Shell plc ADR 138,697
732 SM Energy Company 18,278
1,299 Talos Energy, Inc.
k
12,457
50 Targa Resources Corporation 8,377
14,980 TechnipFMC plc 590,961
113 Valero Energy Corporation 19,239
73 Weatherford International plc 4,995
13,099 Williams Companies, Inc. 829,822
Total 11,066,390
Financials  2.0%
169 1st Source Corporation 10,404
1,868 Affiliated Managers Group, Inc. 445,387
575 Affirm Holdings, Inc.
k
42,021
267 Aflac, Inc. 29,824
9,663 AGNC Investment Corporation 94,601
3,125 Allstate Corporation 670,781
7,571 Ally Financial, Inc. 296,783
8,910 Amalgamated Financial
Corporation 241,907
2,235 Amerant Bancorp, Inc. 43,068
8,100 American Express Company 2,690,496
2,686 American International Group, Inc. 210,958
3,608 Ameriprise Financial, Inc. 1,772,430
383 Ameris Bancorp 28,078
317 AMERISAFE, Inc. 13,897
1,600 Annaly Capital Management, Inc. 32,336
2,352 Arch Capital Group, Ltd. 213,397
2,541 Ares Management Corporation 406,281
996 Arthur J. Gallagher & Company 308,501
1,490 Artisan Partners Asset
Management, Inc. 64,666
12,112 Associated Banc-Corp 311,400
409 Assurant, Inc. 88,589
2,301 Atlantic Union Bankshares
Corporation 81,202
565 Axis Capital Holdings, Ltd. 54,127
32,838 Bank of America Corporation 1,694,112
1,520 Bank of N.T. Butterfield & Son, Ltd. 65,238
3,698 Bank of New York Mellon
Corporation 402,934
490 Bank OZK 24,980
464 BankFinancial Corporation 5,582
1,332 BankUnited, Inc. 50,829
837 Bar Harbor Bankshares 25,495
845 BCB Bancorp, Inc. 7,335
11,578 Beacon Financial Corporation 274,514
4,471 Berkshire Hathaway, Inc.
k
2,247,751
439 BlackRock, Inc. 511,817
Shares Common Stock  16.9% Value
Financials  2.0% - continued
638 Blackstone Mortgage Trust, Inc. $ 11,746
483 Block, Inc.
k
34,906
4,635 Blue Owl Capital, Inc. 78,471
607 Bread Financial Holdings, Inc. 33,852
3,381 Bridgewater Bancshares, Inc.
k
59,506
785 Brown & Brown, Inc. 73,625
711 Burke & Herbert Financial Services
Corporation 43,862
1,145 Business First Bancshares, Inc. 27,033
3,306 Byline Bancorp, Inc. 91,675
193 C&F Financial Corporation 12,970
937 Cadence Bank 35,175
1,521 California BanCorp
k
25,370
123 Camden National Corporation 4,747
363 Capital City Bank Group, Inc. 15,170
2,602 Capital One Financial Corporation 553,133
4,938 Capitol Federal Financial, Inc. 31,356
501 Carlyle Group, Inc. 31,413
76 Cathay General Bancorp 3,649
2,402 Central Pacific Financial
Corporation 72,877
26,884 Charles Schwab Corporation 2,566,615
1,198 Chubb, Ltd. 338,136
372 Cincinnati Financial Corporation 58,813
4,457 Citigroup, Inc. 452,386
383 Citizens Financial Group, Inc. 20,360
1,178 Civista Bancshares, Inc. 23,925
960 CNB Financial Corporation 23,232
1,877 CNO Financial Group, Inc. 74,235
359 Coinbase Global, Inc.
k
121,159
1,129 Colony Bankcorp, Inc. 19,204
3,088 Columbia Banking System, Inc. 79,485
806 Comerica, Inc. 55,227
757 Commerce Bancshares, Inc. 45,238
78 Community Financial System, Inc. 4,574
3,027 Community Trust Bancorp, Inc. 169,361
343 Community West Bancshares 7,148
751 ConnectOne Bancorp, Inc. 18,632
337 Cullen/Frost Bankers, Inc. 42,721
111 Dave, Inc.
k
22,128
81 Diamond Hill Investment Group,
Inc. 11,341
1,855 Donnelley Financial Solutions, Inc.
k
95,403
1,608 Dynex Capital, Inc. 19,762
1,024 East West Bancorp, Inc. 109,005
573 Eastern Bankshares, Inc. 10,400
959 Enact Holdings, Inc. 36,768
2,313 Enova International, Inc.
k
266,203
1,201 Enterprise Financial Services
Corporation 69,634
835 Equitable Holdings, Inc. 42,401
274 Equity Bancshares, Inc. 11,152
1,664 Essent Group, Ltd. 105,764
310 Euronet Worldwide, Inc.
k
27,221
395 Evercore, Inc. 133,241
1,610 F.N.B. Corporation 25,937
1,079 Farmers National Banc
Corporation 15,548
560 Federal Agricultural Mortgage
Corporation 94,069
2,677 Federated Hermes, Inc. 139,017
407 Fidelity National Information
Services, Inc. 26,838
772 Fifth Third Bancorp 34,393
2,487 Financial Institutions, Inc. 67,646

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  16.9% Value
Financials  2.0% - continued
1,485 First American Financial
Corporation $ 95,396
2,007 First Bancorp/Puerto Rico 44,254
124 First Citizens BancShares, Inc./NC 221,856
2,266 First Financial Bancorp 57,217
442 First Financial Bankshares, Inc. 14,873
1,181 First Financial Corporation 66,656
270 First Hawaiian, Inc. 6,704
3,440 First Horizon Corporation 77,778
1,032 First Internet Bancorp 23,148
12 First Interstate BancSystem, Inc. 382
1,101 First Merchants Corporation 41,508
1,520 First Mid-Illinois Bancshares, Inc. 57,578
363 FirstCash Holdings, Inc. 57,506
3,731 Fiserv, Inc.
k
481,038
576 Flagstar Financial, Inc. 6,653
1,786 Flushing Financial Corporation 24,665
476 Flywire Corporation
k
6,445
2,141 Franklin Resources, Inc. 49,521
15,485 Fulton Financial Corporation 288,486
2,208 Genworth Financial, Inc.
k
19,651
6,651 Glacier Bancorp, Inc. 323,704
302 Global Life, Inc. 43,177
218 Global Payments, Inc. 18,111
2,799 Great Southern Bancorp, Inc. 171,439
49 Hamilton Lane, Inc. 6,605
347 Hancock Whitney Corporation 21,726
164 Hanover Insurance Group, Inc. 29,787
1,725 HarborOne Bancorp, Inc. 23,460
701 Hartford Insurance Group, Inc. 93,506
154 HBT Financial, Inc. 3,881
1,088 Heritage Financial Corporation 26,319
209 Home Bancorp, Inc. 11,354
863 Home BancShares, Inc. 24,423
2,835 Hometrust Bancshares, Inc. 116,065
2,884 Horizon Bancorp, Inc. 46,173
4,107 Houlihan Lokey, Inc. 843,249
1,525 Huntington Bancshares, Inc./OH 26,337
34 Independent Bank Corporation/MA 2,352
2,075 Independent Bank Corporation/MI 64,273
11,794 Intercontinental Exchange, Inc. 1,987,053
34,203 Invesco, Ltd. 784,617
37 Jack Henry & Associates, Inc. 5,510
458 Jackson Financial, Inc. 46,363
13,646 Janus Henderson Group plc 607,383
400 Jefferies Financial Group, Inc. 26,168
23,717 JPMorgan Chase & Company 7,481,053
4,098 Kearny Financial Corporation/MD 26,924
13,700 KeyCorp 256,053
1,105 Ladder Capital Corporation 12,056
1,957 Lazard, Inc. 103,290
1,208 LendingClub Corporation
k
18,350
1,525 Lincoln National Corporation 61,503
99 Loews Corporation 9,939
1,062 M&T Bank Corporation 209,872
274 MarketAxess Holdings, Inc. 47,745
469 Marsh & McLennan Companies,
Inc. 94,518
3,338 Mastercard, Inc. 1,898,688
877 Mercantile Bank Corporation 39,465
3,037 MetLife, Inc. 250,158
23,242 MGIC Investment Corporation 659,376
1,395 Midland States Bancorp, Inc. 23,910
6,880 MidWestOne Financial Group, Inc. 194,635
2,281 Moody's Corporation 1,086,851
Shares Common Stock  16.9% Value
Financials  2.0% - continued
388 Morningstar, Inc. $ 90,020
1,221 MSCI, Inc. 692,808
22,089 Nasdaq, Inc. 1,953,772
960 National Bank Holdings
Corporation 37,094
5,552 NMI Holdings, Inc.
k
212,864
1,116 Northeast Community Bancorp,
Inc. 22,956
3,698 Northern Trust Corporation 497,751
2,511 Northfield Bancorp, Inc. 29,630
18,612 Northwest Bancshares, Inc. 230,603
961 OceanFirst Financial Corporation 16,885
3,851 OFG Bancorp 167,480
14,263 Old National Bancorp 313,073
7,639 Old Republic International
Corporation 324,428
9,875 Old Second Bancorp, Inc. 170,689
4,433 OneMain Holdings, Inc. 250,287
776 Orange County Bancorp, Inc. 19,563
722 Origin Bancorp, Inc. 24,923
1,653 Orrstown Financial Services, Inc. 56,169
267 Palomar Holdings, Inc.
k
31,172
17 Park National Corporation 2,763
435 Paymentus Holdings, Inc.
k
13,311
635 PCB Bancorp 13,335
977 Peoples Bancorp, Inc./OH 29,300
378 Peoples Financial Services
Corporation 18,375
460 Pinnacle Financial Partners, Inc. 43,143
281 PNC Financial Services Group,
Inc. 56,461
2,596 Popular, Inc. 329,718
447 Principal Financial Group, Inc. 37,061
5,714 Progressive Corporation 1,411,072
464 Prosperity Bancshares, Inc. 30,786
12,348 Provident Financial Services, Inc. 238,069
467 Prudential Financial, Inc. 48,447
3,022 Radian Group, Inc. 109,457
879 Regions Financial Corporation 23,179
520 Reinsurance Group of America,
Inc. 99,908
113 RenaissanceRe Holdings, Ltd. 28,694
169 Renasant Corporation 6,234
1,019 Repay Holdings Corporation
k
5,329
7,029 Rithm Capital Corporation 80,060
3,716 RLI Corporation 242,358
22,007 Robinhood Markets, Inc.
k
3,150,962
3,224 S&P Global, Inc. 1,569,153
13,135 SEI Investments Company 1,114,505
154 ServisFirst Bancshares, Inc. 12,402
2,541 Shore Bancshares, Inc. 41,698
759 Sierra Bancorp 21,943
2,457 Simmons First National
Corporation 47,101
1,758 Sony Financial Group, Inc. ADR
k,l
9,748
531 Southern Missouri Bancorp, Inc. 27,909
694 SouthState Bank Corporation 68,616
603 Starwood Property Trust, Inc. 11,680
1,556 StepStone Group, Inc. 101,622
918 Stifel Financial Corporation 104,165
353 StoneX Group, Inc.
k
35,625
479 Synchrony Financial 34,033
1,417 Synovus Financial Corporation 69,546
444 Third Coast Bancshares, Inc.
k
16,859
4,652 Toast, Inc.
k
169,845
439 Tompkins Financial Corporation 29,066

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  16.9% Value
Financials  2.0% - continued
1,323 Towne Bank/Portsmouth, VA $ 45,736
3,447 TPG RE Finance Trust, Inc. 29,506
346 TPG, Inc. 19,878
4,044 Tradeweb Markets, Inc. 448,803
6,166 Triumph Financial, Inc.
k
308,547
4,127 Trustmark Corporation 163,429
1,177 U.S. Bancorp 56,884
447 UMB Financial Corporation 52,902
662 United Bankshares, Inc. 24,633
1,835 United Community Banks, Inc. 57,527
487 Unity Bancorp, Inc. 23,800
1,056 Univest Financial Corporation 31,701
1,631 Unum Group 126,859
2,092 Valley National Bancorp 22,175
953 Virtu Financial, Inc. 33,832
29,187 Visa, Inc. 9,963,858
283 WaFd, Inc. 8,572
1,020 Washington Trust Bancorp, Inc. 29,478
1,171 Webster Financial Corporation 69,604
19,204 Wells Fargo & Company 1,609,679
7,035 WesBanco, Inc. 224,628
601 Western Alliance Bancorp 52,119
7,296 Western Union Company 58,295
3 White Mountains Insurance Group,
Ltd. 5,015
71 Willis Towers Watson plc 24,527
1,043 Wintrust Financial Corporation 138,135
2,550 WisdomTree, Inc. 35,445
103 WSFS Financial Corporation 5,555
9,760 Zions Bancorp NA 552,221
Total 68,524,363
Health Care  1.5%
11,839 AbbVie, Inc. 2,741,202
16,802 ADMA Biologics, Inc.
k
246,317
14,440 Agilent Technologies, Inc. 1,853,374
403 Agios Pharmaceuticals, Inc.
k
16,176
35 Align Technology, Inc.
k
4,383
296 Alkermes plc
k
8,880
10,230 Amgen, Inc. 2,886,906
1,723 Amicus Therapeutics, Inc.
k
13,577
5,385 Amneal Pharmaceuticals, Inc.
k
53,904
2,608 ANI Pharmaceuticals, Inc.
k
238,893
651 Anika Therapeutics, Inc.
k
6,119
339 Argenx SE ADR
k
250,033
261 Artivion, Inc.
k
11,051
1,527 Aurinia Pharmaceuticals, Inc.
k
16,873
10,554 Avantor, Inc.
k
131,714
704 Azenta, Inc.
k
20,219
173 Becton, Dickinson and Company 32,380
4,243 Biogen, Inc.
k
594,359
482 Biohaven, Ltd.
k
7,235
1,845 BioMarin Pharmaceutical, Inc.
k
99,925
1,841 Bio-Techne Corporation 102,415
24,466 Boston Scientific Corporation
k
2,388,616
166 Bruker Corporation 5,393
139 Cardinal Health, Inc. 21,817
1,185 CareDx, Inc.
k
17,230
2,069 Caribou Biosciences, Inc.
k
4,821
549 Cencora, Inc. 171,579
727 Charles River Laboratories
International, Inc.
k
113,746
704 Cigna Group 202,928
14,292 Concentra Group Holdings Parent,
Inc. 299,132
Shares Common Stock  16.9% Value
Health Care  1.5% - continued
2,213 Cooper Companies, Inc.
k
$ 151,723
3,449 CorVel Corporation
k
267,022
18,493 Danaher Corporation 3,666,422
2,073 Denali Therapeutics, Inc.
k
30,100
3,369 Dentsply Sirona, Inc. 42,753
7,177 Dexcom, Inc.
k
482,940
483 Doximity, Inc.
k
35,331
1,367 Dyne Therapeutics, Inc.
k
17,293
309 Edwards Lifesciences Corporation
k
24,031
6,981 Elanco Animal Health, Inc.
k
140,597
7,699 Eli Lilly & Company 5,874,337
1,978 Enanta Pharmaceuticals, Inc.
k
23,677
5,734 Encompass Health Corporation 728,333
1,825 Fate Therapeutics, Inc.
k
2,299
5,348 Fortrea Holdings, Inc.
k
45,030
406 GE HealthCare Technologies, Inc. 30,491
8,219 Gilead Sciences, Inc. 912,309
2,759 GoodRx Holdings, Inc.
k
11,671
3,809 Halozyme Therapeutics, Inc.
k
279,352
4,684 HealthEquity, Inc.
k
443,903
276 Henry Schein, Inc.
k
18,318
23 Hims & Hers Health, Inc.
k
1,305
2,421 IDEXX Laboratories, Inc.
k
1,546,753
1,964 Illumina, Inc.
k
186,521
3,832 Incyte Corporation
k
324,992
9,239 Indivior plc
k
222,752
261 Insmed, Inc.
k
37,587
1,460 Insulet Corporation
k
450,746
6,410 Intuitive Surgical, Inc.
k
2,866,744
579 Ionis Pharmaceuticals, Inc.
k
37,878
386 IQVIA Holding, Inc.
k
73,317
385 Jazz Pharmaceuticals, Inc.
k
50,743
18,197 Johnson & Johnson 3,374,088
3,429 Kura Oncology, Inc.
k
30,347
1,287 Labcorp Holdings, Inc. 369,446
1,448 Medpace Holdings, Inc.
k
744,504
28,375 Medtronic plc 2,702,435
5,685 Merck & Company, Inc. 477,142
3,526 Merit Medical Systems, Inc.
k
293,469
172 Mettler-Toledo International, Inc.
k
211,149
1,060 Myriad Genetics, Inc.
k
7,664
1,969 Natera, Inc.
k
316,950
2,624 Neurocrine Biosciences, Inc.
k
368,357
232 Option Care Health, Inc.
k
6,440
3,490 Organon & Company 37,273
2,672 Penumbra, Inc.
k
676,871
548 Perrigo Company plc 12,204
14,478 Pfizer, Inc. 368,899
385 Prestige Consumer Healthcare,
Inc.
k
24,024
3,161 Progyny, Inc.
k
68,025
1,207 Prothena Corporation plc
k
11,780
1,062 QIAGEN NV 47,450
250 Quest Diagnostics, Inc. 47,645
2,036 REGENXBIO, Inc.
k
19,647
5,088 Relay Therapeutics, Inc.
k
26,559
2,286 Repligen Corporation
k
305,570
58 ResMed, Inc. 15,876
31 Revvity, Inc. 2,717
68 Rigel Pharmaceuticals, Inc.
k
1,926
2,130 Rocket Pharmaceuticals, Inc.
k
6,944
11,386 Royalty Pharma plc 401,698
5,498 Sanofi SA ADR 259,506
281 SIGA Technologies, Inc. 2,571
682 Sotera Health Company
k
10,728

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  16.9% Value
Health Care  1.5% - continued
8,024 STERIS plc $ 1,985,459
7,863 Stevanato Group SPA 202,472
3,179 Stryker Corporation 1,175,181
42 Supernus Pharmaceuticals, Inc.
k
2,007
1,075 Teleflex, Inc. 131,537
2,568 Tenet Healthcare Corporation
k
521,407
2,341 Thermo Fisher Scientific, Inc. 1,135,432
8,093 Twist Bioscience Corporation
k
227,737
351 UFP Technologies, Inc.
k
70,060
231 United Therapeutics Corporation
k
96,838
1,021 UnitedHealth Group, Inc. 352,551
167 Universal Health Services, Inc. 34,141
683 Vaxcyte, Inc.
k
24,602
144 Veeva Systems, Inc.
k
42,899
3,284 Vericel Corporation
k
103,347
3,128 Vertex Pharmaceuticals, Inc.
k
1,225,050
17,319 Viatris, Inc. 171,458
546 Viemed Healthcare, Inc.
k
3,707
586 Viking Therapeutics, Inc.
e,k
15,400
6,566 Waystar Holding Corporation
k
248,983
1,056 West Pharmaceutical Services,
Inc. 277,020
2,101 Xencor, Inc.
k
24,645
937 Xenon Pharmaceuticals, Inc.
k
37,621
2,826 Zimmer Biomet Holdings, Inc. 278,361
Total 51,226,286
Industrials  1.4%
1,384 A.O. Smith Corporation 101,599
216 Acuity, Inc. 74,388
2,113 Advanced Drainage Systems, Inc. 293,073
755 AECOM 98,505
134 AGCO Corporation 14,347
301 Alaska Air Group, Inc.
k
14,984
841 Allegheny Technologies, Inc.
k
68,407
564 Allegion plc 100,025
813 Allison Transmission Holdings, Inc. 69,007
4,457 Amentum Holdings, Inc.
k
106,745
10,597 AMETEK, Inc. 1,992,236
1,192 API Group Corporation
k
40,969
117 Applied Industrial Technologies,
Inc. 30,543
463 Arcosa, Inc. 43,388
1,103 Armstrong World Industries, Inc. 216,199
4,050 Atmus Filtration Technologies, Inc. 182,614
6,159 Automatic Data Processing, Inc. 1,807,666
797 Axon Enterprise, Inc.
k
571,959
150 AZZ, Inc. 16,369
2,051 Badger Infrastructure Solutions,
Ltd. 90,458
6,575 Barrett Business Services, Inc. 291,404
1,223 Brady Corporation 95,431
50 Brink's Company 5,843
66 Broadridge Financial Solutions,
Inc. 15,719
5,993 BWX Technologies, Inc. 1,104,929
556 C.H. Robinson Worldwide, Inc. 73,614
1,920 Casella Waste Systems, Inc.
k
182,170
8,825 Caterpillar, Inc. 4,210,849
3,128 CECO Environmental Corporation
k
160,154
2,034 Clean Harbors, Inc.
k
472,335
21,068 CNH Industrial NV 228,588
420 Copart, Inc.
k
18,887
72 CSW Industrials, Inc. 17,478
57,423 CSX Corporation 2,039,091
Shares Common Stock  16.9% Value
Industrials  1.4% - continued
232 Cummins, Inc. $ 97,990
1,004 Curtiss-Wright Corporation 545,112
7,554 Delta Air Lines, Inc. 428,689
2,183 DNOW, Inc.
k
33,291
400 Donaldson Company, Inc. 32,740
62 Dycom Industries, Inc.
k
18,089
437 EMCOR Group, Inc. 283,849
944 Energy Recovery, Inc.
k
14,556
7,400 Enerpac Tool Group Corporation 303,400
673 EnerSys 76,022
1,768 EnPro, Inc. 399,568
8,332 ExlService Holdings, Inc.
k
366,858
907 Expeditors International of
Washington, Inc. 111,189
84,825 Fastenal Company 4,159,818
2,012 Federal Signal Corporation 239,408
2,558 Ferguson Enterprises, Inc. 574,476
5,525 Flowserve Corporation 293,598
971 Fortive Corporation 47,569
691 Fortune Brands Innovations, Inc. 36,892
11,897 Gates Industrial Corporation plc
k
295,284
253 Generac Holdings, Inc.
k
42,352
1,581 General Dynamics Corporation 539,121
3,884 General Electric Company 1,168,385
200 Gorman-Rupp Company 9,282
3,440 Graco, Inc. 292,262
6,386 Great Lakes Dredge & Dock
Corporation
k
76,568
2,298 Helios Technologies, Inc. 119,795
4,308 Hexcel Corporation 270,112
498 HNI Corporation 23,331
1,471 Honeywell International, Inc. 309,645
3,652 Howmet Aerospace, Inc. 716,632
1,586 Hudson Technologies, Inc.
k
15,749
1,596 Huron Consulting Group, Inc.
k
234,245
111 ICF International, Inc. 10,301
325 IDEX Corporation 52,897
189 IES Holdings, Inc.
k
75,156
582 Ingersoll Rand, Inc. 48,085
155 Insteel Industries, Inc. 5,943
1,222 ITT Corporation 218,445
1,795 Jacobs Solutions, Inc. 268,999
1,283 JB Hunt Transport Services, Inc. 172,140
1,664 Johnson Controls International plc 182,957
690 Kirby Corporation
k
57,581
1,839 Knight-Swift Transportation
Holdings, Inc. 72,659
1,148 Korn Ferry 80,337
1,292 L3Harris Technologies, Inc. 394,590
827 Legalzoom.com, Inc.
k
8,584
826 Leidos Holdings, Inc. 156,081
2,649 Limbach Holdings, Inc.
k
257,271
507 Lincoln Electric Holdings, Inc. 119,566
1,825 Lyft, Inc.
k
40,168
10,827 Masco Corporation 762,113
129 MasTec, Inc.
k
27,452
14,776 Masterbrand, Inc.
k
194,600
272 Maximus, Inc. 24,853
1,506 McGrath RentCorp 176,654
604 Middleby Corporation
k
80,290
1,761 Moog, Inc. 365,707
7,393 Mueller Water Products, Inc. 188,669
1,725 NEXTracker, Inc.
k
127,633
17 Nordson Corporation 3,858
6,094 nVent Electric plc 601,112

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  16.9% Value
Industrials  1.4% - continued
2,729 Old Dominion Freight Line, Inc. $ 384,189
355 Oshkosh Corporation 46,044
3,748 Otis Worldwide Corporation 342,680
5,903 Parker-Hannifin Corporation 4,475,359
62 Paylocity Holding Corporation
k
9,875
2,170 Pentair plc 240,349
391 Pitney Bowes, Inc. 4,461
101 Primoris Services Corporation 13,870
351 Quanta Services, Inc. 145,461
676 RBC Bearings, Inc.
k
263,836
138 Regal Rexnord Corporation 19,795
2,484 Republic Services, Inc. 570,028
1,992 Rockwell Automation, Inc. 696,264
44 Ryder System, Inc. 8,300
850 Schneider National, Inc. 17,986
1,483 Sensata Technologies Holding plc 45,306
4,870 Shoals Technologies Group, Inc.
k
36,087
258 SkyWest, Inc.
k
25,960
3,199 Southwest Airlines Company 102,080
216 SPX Technologies, Inc.
k
40,344
371 SS&C Technologies Holdings, Inc. 32,930
1,512 Stanley Black & Decker, Inc. 112,387
486 Sterling Construction Company,
Inc.
k
165,084
574 Textron, Inc. 48,497
1,828 Timken Company 137,429
648 Toro Company 49,378
919 Trane Technologies plc 387,781
4,162 TransUnion 348,692
1,328 Trex Company, Inc.
k
68,618
964 Trinity Industries, Inc. 27,031
32,288 Uber Technologies, Inc.
k
3,163,255
753 UFP Industries, Inc. 70,398
352 UL Solutions, Inc. 24,943
316 UniFirst Corporation/MA 52,832
3,334 Union Pacific Corporation 788,058
864 United Airlines Holdings, Inc.
k
83,376
1,777 United Parcel Service, Inc. 148,433
277 United Rentals, Inc. 264,441
1,370 Upwork, Inc.
k
25,441
2,078 Veralto Corporation 221,536
4,503 Verisk Analytics, Inc. 1,132,550
1,486 Verra Mobility Corporation
k
36,704
325 Wabtec Corporation 65,153
1,686 Waste Connections, Inc. 296,399
1,641 Waste Management, Inc. 362,382
550 Watsco, Inc. 222,365
74 WESCO International, Inc. 15,651
676 Xylem, Inc. 99,710
1,421 Zurn Elkay Water Solutions
Corporation 66,830
Total 47,807,109
Information Technology  6.0%
2,571 Adobe, Inc.
k
906,920
9,664 Advanced Micro Devices, Inc.
k
1,563,539
2,073 Agilysys, Inc.
k
218,183
616 Ambarella, Inc.
k
50,832
1,939 Amkor Technology, Inc. 55,068
28,778 Amphenol Corporation 3,561,277
3,919 Analog Devices, Inc. 962,898
124,782 Apple, Inc. 31,773,241
1,826 Applied Materials, Inc. 373,855
3,405 AppLovin Corporation
k
2,446,629
14,906 Arista Networks, Inc.
k
2,171,953
Shares Common Stock  16.9% Value
Information Technology  6.0% - continued
175 Arrow Electronics, Inc.
k
$ 21,175
204 Astera Labs, Inc.
k
39,943
75 Atlassian Corporation
k
11,977
8,419 Autodesk, Inc.
k
2,674,464
417 Avnet, Inc. 21,801
1,494 Bel Fuse, Inc. 210,684
182 BILL Holdings, Inc.
k
9,641
2,829 BlackLine, Inc.
k
150,220
46,157 Broadcom, Inc. 15,227,656
2,157 Cadence Design Systems, Inc.
k
757,668
97 Calix, Inc.
k
5,953
10,953 CDW Corporation 1,744,594
438 Ciena Corporation
k
63,803
788 Cirrus Logic, Inc.
k
98,729
38,548 Cisco Systems, Inc. 2,637,454
4,679 Cognex Corporation 211,959
472 Cognizant Technology Solutions
Corporation 31,657
1,865 Coherent Corporation
k
200,898
2,322 CommScope Holding Company,
Inc.
k
35,945
291 CommVault Systems, Inc.
k
54,935
3,482 CompoSecure, Inc. 72,495
925 Corning, Inc. 75,878
1,790 Crane NXT Company 120,055
58 Credo Technology Group Holding,
Ltd.
k
8,445
58 CTS Corporation 2,317
840 CyberArk Software, Ltd.
k
405,846
932 Datadog, Inc.
k
132,717
2,141 Descartes Systems Group, Inc.
k
201,746
5,101 DigitalOcean Holdings, Inc.
k
174,250
1,913 DocuSign, Inc.
k
137,908
1,180 Dolby Laboratories, Inc. 85,397
28,013 Dropbox, Inc.
k
846,273
8,123 Dynatrace Holdings, LLC
k
393,559
1,176 Enphase Energy, Inc.
k
41,619
160 EPAM Systems, Inc.
k
24,126
481 F5, Inc.
k
155,454
826 Fabrinet
k
301,176
126 First Solar, Inc.
k
27,787
5,290 Flex, Ltd.
k
306,661
7,174 Fortinet, Inc.
k
603,190
914 Gen Digital, Inc. 25,948
7,496 Gitlab, Inc.
k
337,920
2,837 Guidewire Software, Inc.
k
652,113
3,188 Hewlett Packard Enterprise
Company 78,297
786 HubSpot, Inc.
k
367,691
6,097 I3 Verticals, Inc.
k
197,909
990 Impinj, Inc.
k
178,942
104 Intapp, Inc.
k
4,254
11,226 International Business Machines
Corporation 3,167,528
312 IPG Photonics Corporation
k
24,707
301 Itron, Inc.
k
37,493
14,609 JFrog, Ltd.
k
691,444
2,693 Keysight Technologies, Inc.
k
471,060
627 KLA Corporation 676,282
1,490 Knowles Corporation
k
34,732
11,310 Lam Research Corporation 1,514,409
5,570 Lattice Semiconductor
Corporation
k
408,392
356 Littelfuse, Inc. 92,208
74 MACOM Technology Solutions
Holdings, Inc.
k
9,212

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  16.9% Value
Information Technology  6.0% - continued
45 Manhattan Associates, Inc.
k
$ 9,224
4,031 Marvell Technology, Inc. 338,886
585 Microchip Technology, Inc. 37,569
15,329 Micron Technology, Inc. 2,564,848
72,416 Microsoft Corporation 37,507,867
268 Mirion Technologies, Inc.
k
6,234
693 MKS, Inc. 85,773
427 Monday.com, Ltd.
k
82,706
727 Monolithic Power Systems, Inc. 669,305
4,008 Motorola Solutions, Inc. 1,832,818
2,951 Napco Security Technologies, Inc. 126,745
574 NetApp, Inc. 67,996
18,127 Nokia Oyj ADR 87,191
250,614 NVIDIA Corporation 46,759,560
1,385 NXP Semiconductors NV 315,406
464 ON Semiconductor Corporation
k
22,880
2,695 Onto Innovation, Inc.
k
348,248
15,011 Oracle Corporation 4,221,694
23,600 Palantir Technologies, Inc.
k
4,305,112
5,659 Pegasystems, Inc. 325,392
397 Plexus Corporation
k
57,442
157 Procore Technologies, Inc.
k
11,448
2,630 PTC, Inc.
k
533,943
153 Q2 Holdings, Inc.
k
11,076
2,883 Qorvo, Inc.
k
262,584
5,849 Qualcomm, Inc. 973,040
3,807 Salesforce, Inc. 902,259
7,364 Samsung Electronics Company,
Ltd. 441,474
7,918 SAP SE ADR 2,115,769
6,882 ServiceNow, Inc.
k
6,333,367
1,387 Silicon Laboratories, Inc.
k
181,877
1,804 Skyworks Solutions, Inc. 138,872
13,958 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 3,898,330
2,782 TD SYNNEX Corporation 455,552
938 TE Connectivity plc 205,919
262 Teledyne Technologies, Inc.
k
153,542
662 Tenable Holdings, Inc.
k
19,304
934 Teradyne, Inc. 128,556
1,363 Texas Instruments, Inc. 250,424
9,704 Trimble, Inc.
k
792,332
4,938 TTM Technologies, Inc.
k
284,429
46 Twilio, Inc.
k
4,604
806 Tyler Technologies, Inc.
k
421,667
1,429 Unity Software, Inc.
k
57,217
838 Varonis Systems, Inc.
k
48,160
2,683 VeriSign, Inc. 750,086
16,469 Vontier Corporation 691,204
22,808 Weave Communications, Inc.
k
152,357
9,164 Western Digital Corporation 1,100,230
477 Zebra Technologies Corporation
k
141,745
9,652 Zoom Communications, Inc.
k
796,290
96 Zscaler, Inc.
k
28,767
Total 203,442,311
Materials  0.4%
930 Albemarle Corporation 75,404
1,739 Alcoa Corporation 57,196
22,670 Amcor plc 185,441
525 AptarGroup, Inc. 70,171
282 Avery Dennison Corporation 45,732
1,803 Avient Corporation 59,409
6,930 Axalta Coating Systems, Ltd.
k
198,337
Shares Common Stock  16.9% Value
Materials  0.4% - continued
362 Balchem Corporation $ 54,322
1,283 Ball Corporation 64,689
5,139 CF Industries Holdings, Inc. 460,968
4,360 Coeur Mining, Inc.
k
81,794
440 Commercial Metals Company 25,203
7,851 Constellium SE
k
116,823
1,419 Corteva, Inc. 95,967
7,724 Crown Holdings, Inc. 746,061
5,509 DuPont de Nemours, Inc. 429,151
1,940 Eastman Chemical Company 122,317
6,772 Ecolab, Inc. 1,854,580
7,593 Element Solutions, Inc. 191,116
457 FMC Corporation 15,369
44,299 Freeport-McMoRan, Inc. 1,737,407
1,581 Greif, Inc. 94,480
9,882 Hecla Mining Company 119,572
3,085 Huntsman Corporation 27,703
630 Ingevity Corporation
k
34,770
208 International Flavors & Fragrances,
Inc. 12,800
10,227 Ivanhoe Mines, Ltd.
k
108,465
804 Kaiser Aluminum Corporation 62,037
113 Knife River Corporation
k
8,686
614 Koppers Holdings, Inc. 17,192
4,506 Linde plc 2,140,350
583 Martin Marietta Materials, Inc. 367,453
579 Minerals Technologies, Inc. 35,967
5,070 Mosaic Company 175,828
303 MP Materials Corporation
e,k
20,322
23 NewMarket Corporation 19,049
5,054 Newmont Corporation 426,103
2,662 Nucor Corporation 360,515
1,153 O-I Glass, Inc.
k
14,954
7,096 Olin Corporation 177,329
2,420 Packaging Corporation of America 527,391
662 PPG Industries, Inc. 69,583
47 Reliance, Inc. 13,199
501 Royal Gold, Inc. 100,491
1,433 RPM International, Inc. 168,922
661 Scotts Miracle-Gro Company 37,644
1,235 Sealed Air Corporation 43,657
92 Sensient Technologies Corporation 8,634
1,604 Sonoco Products Company 69,116
1,866 Steel Dynamics, Inc. 260,176
344 Stepan Company 16,409
5,696 Tronox Holdings plc 22,898
2,206 Vulcan Materials Company 678,610
1,301 West Fraser Timber Company, Ltd. 88,442
Total 13,016,204
Real Estate  0.3%
416 Agree Realty Corporation 29,553
506 Alexandria Real Estate Equities,
Inc. 42,170
356 Alpine Income Property Trust, Inc. 5,045
479 AvalonBay Communities, Inc. 92,528
5,844 Brixmor Property Group, Inc. 161,762
27,061 Broadstone Net Lease, Inc. 483,580
876 CareTrust REIT, Inc. 30,380
376 CBL & Associates Properties, Inc. 11,498
6,872 CBRE Group, Inc.
k
1,082,752
2,825 Chatham Lodging Trust 18,956
1,369 Colliers International Group, Inc. 213,851
1,151 Compass, Inc.
k
9,243
5,172 CoStar Group, Inc.
k
436,362

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  16.9% Value
Real Estate  0.3% - continued
2,571 Cousins Properties, Inc. $ 74,405
3,468 Crown Castle, Inc. 334,627
1,977 Curbline Properties Corporation 44,087
4,325 Cushman and Wakefield plc
k
68,854
257 Digital Realty Trust, Inc. 44,430
7,034 Easterly Government Properties,
Inc. 161,290
6,818 EPR Properties 395,512
47,566 Essential Properties Realty Trust,
Inc. 1,415,564
246 Essex Property Trust, Inc. 65,844
799 Extra Space Storage, Inc. 112,611
340 Federal Realty Investment Trust 34,445
4,484 First Industrial Realty Trust, Inc. 230,791
917 Getty Realty Corporation 24,603
363 Global Net Lease, Inc. 2,951
12,448 Healthcare Realty Trust, Inc. 224,437
38,354 Host Hotels & Resorts, Inc. 652,785
231 Howard Hughes Holdings, Inc.
k
18,981
4,654 Independence Realty Trust, Inc. 76,279
14,400 Industrial Logistics Properties Trust 83,952
6,345 Innovative Industrial Properties,
Inc. 339,965
4,117 InvenTrust Properties Corporation 117,829
230 Iron Mountain, Inc. 23,446
303 Jones Lang LaSalle, Inc.
k
90,379
928 Kimco Realty Corporation 20,277
62 Lamar Advertising Company 7,590
22,853 Millrose Properties, Inc. 768,089
33 National Health Investors, Inc. 2,623
6,562 National Storage Affiliates Trust 198,304
2,256 NetSTREIT Corporation 40,743
272 NNN REIT, Inc. 11,579
17,888 Outfront Media, Inc. 327,708
4,460 Park Hotels & Resorts, Inc. 49,417
1,549 Peakstone Realty Trust 20,323
10,192 Pebblebrook Hotel Trust 116,087
934 Postal Realty Trust, Inc. 14,654
290 RE/MAX Holdings, Inc.
k
2,735
362 Regency Centers Corporation 26,390
817 Rexford Industrial Realty, Inc. 33,587
5,019 RLJ Lodging Trust 36,137
553 RMR Group, Inc. 8,699
247 Ryman Hospitality Properties 22,129
36,869 Sabra Health Care REIT, Inc. 687,238
3,120 Safehold, Inc. 48,329
553 SBA Communications Corporation 106,923
6,629 Sila Realty Trust, Inc. 166,388
53 Simon Property Group, Inc. 9,947
3,998 STAG Industrial, Inc. 141,089
4,151 Summit Hotel Properties, Inc. 22,789
25,178 Tanger, Inc. 852,024
3,755 Terreno Realty Corporation 213,096
883 VICI Properties, Inc. 28,795
7,209 Xenia Hotels & Resorts, Inc. 98,907
1,047 Zillow Group, Inc., Class A
k
77,939
1,009 Zillow Group, Inc., Class C
k
77,743
Total 11,494,025
Utilities  0.3%
54,816 AES Corporation 721,379
1,724 Alliant Energy Corporation 116,215
948 American States Water Company 69,507
568 American Water Works Company,
Inc. 79,060
Shares Common Stock  16.9% Value
Utilities  0.3% - continued
256 Artesian Resources Corporation $ 8,344
322 Avista Corporation 12,175
2,682 Black Hills Corporation 165,184
9,235 Brookfield Infrastructure
Corporation 379,743
157 California Water Service Group 7,205
3,284 CenterPoint Energy, Inc. 127,419
3,299 Clearway Energy, Inc., Class A 88,842
3,590 Clearway Energy, Inc., Class C 101,417
38 Consolidated Edison, Inc. 3,820
917 Constellation Energy Corporation 301,757
3,301 Duke Energy Corporation 408,499
21,960 Edison International 1,213,949
5,313 Entergy Corporation 495,118
1,712 Essential Utilities, Inc. 68,309
2,510 Evergy, Inc. 190,810
1,292 Eversource Energy 91,913
1,998 Exelon Corporation 89,930
918 FirstEnergy Corporation 42,063
1,553 MDU Resources Group, Inc. 27,659
458 Middlesex Water Company 24,787
2,566 New Jersey Resources
Corporation 123,553
2,895 NiSource, Inc. 125,353
724 Northwestern Energy Group, Inc. 42,434
218 Otter Tail Corporation 17,869
48,389 PG&E Corporation 729,706
306 Pinnacle West Capital Corporation 27,436
29,049 Portland General Electric
Company 1,278,156
973 Spire, Inc. 79,319
58,499 UGI Corporation 1,945,677
393 Unitil Corporation 18,809
3,330 Vistra Energy Corporation 652,414
6,435 XPLR Infrastructure, LP 65,444
Total 9,941,274
Total Common Stock
(cost $355,597,648) 572,238,037
Shares Private Equity Funds 1.1% Value
Secondary  1.1%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,k,l
2,626,706
1 ASF IX, LP
*,k,l
6,311,563
1 ASF VIII Sidecar (Cayman), LP
*,k,l
473,476
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,k,l
6,579,457
1 LCP X (Offshore), LP
*,k,l
16,538,290
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,k,l
3,921,906
Total 36,451,398
Total Private Equity Funds
(cost $28,182,967) 36,451,398
Shares
Collateral Held for Securities
Loaned 0.4% Value
12,423,073 Thrivent Cash Management Trust 12,423,073
Total Collateral Held for
Securities Loaned
(cost $12,423,073) 12,423,073

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 14.2% Value
Federal Farm Credit Bank
Discount Notes
200,000 4.250%, 10/2/2025
m
$ 199,955
Federal Home Loan Bank Discount
Notes
100,000 4.255%, 10/2/2025
m,n
99,977
300,000 4.255%, 10/8/2025
m,n
299,731
1,800,000 4.260%, 10/10/2025
m,n
1,797,985
5,100,000 4.250%, 10/24/2025
m,n
5,086,298
2,000,000 4.240%, 10/29/2025
m,n
1,993,507
4,700,000 4.150%, 11/19/2025
m,n
4,674,999
400,000 3.935%, 12/12/2025
m,n
396,873
5,300,000 3.890%, 12/17/2025
m,n
5,255,732
Federal Home Loan Mortgage
Corporation Discount Notes
100,000 4.200%, 10/8/2025
m,n
99,910
900,000 3.908%, 12/8/2025
m,n
893,350
2,400,000 3.900%, 12/23/2025
m,n
2,378,412
Federal National Mortgage
Association Discount Notes
1,200,000 3.960%, 12/3/2025
m,n
1,191,776
5,700,000 3.860%, 12/22/2025
m,n
5,649,339
State Street Institutional U.S.
Government Money Market
Fund
108,263,459 4.090%
m
108,263,459
Thrivent Core Short-Term Reserve
Fund
34,270,991 4.410% 342,709,914
U.S. Treasury Bills
500,000 4.206%, 10/14/2025
m,o
499,271
300,000 4.230%, 10/23/2025
m
299,262
200,000 3.876%, 12/23/2025
m,o
198,218
Total Short-Term Investments
(cost $481,925,249) 481,987,968
Total Investments (cost
$3,006,360,746) 100.1% $3,391,812,149
Other Assets and Liabilities, Net
(0.1%) (2,064,777)
Total Net Assets 100.0% $3,389,747,372
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2025, the value of these investments was $224,169,237 or
6.6% of total net assets.
b Denotes variable rate securities. The rate shown is as of
September 30, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2025.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of September 30, 2025.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held
in Moderately Conservative Allocation Portfolio as of
September 30, 2025 was $36,517,273 or 1.08% of total net
assets. The following table indicates the acquisition date
and cost of restricted securities shown in the schedule as of
September 30, 2025.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 2,066,379
ASF IX, LP  3/18/2024 4,899,748
ASF VIII Sidecar (Cayman), LP  6/28/2024 417,790
Credit Suisse Group AG  9/5/2018 775,000
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 4,992,000
LCP X (Offshore), LP  10/25/2023 12,733,384
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 3,073,666

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Portfolio as of September 30, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 11,878,204
Common Stock 23,926
Total lending $11,902,130
Gross amount payable upon return of
collateral for securities loaned $12,423,073
Net amounts due to counterparty $520,943
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SLST - Seasoned Loans Structured Transactions
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Moderately Conservative Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 29,925,612 – 29,925,612 –
Basic Materials 9,018,948 – 9,018,948 –
Capital Goods 19,113,910 – 19,113,910 –
Collateralized Mortgage Obligations 80,739,496 – 80,739,496 –
Commercial Mortgage-Backed Securities 19,862,122 – 19,862,122 –
Communications Services 29,136,308 – 29,136,308 –
Consumer Cyclical 37,877,393 – 37,877,393 –
Consumer Non-Cyclical 37,535,051 – 37,535,051 –
Energy 31,298,695 – 31,298,695 –
Financials 107,331,167 – 107,331,167 –
Foreign Government 1,700,993 – 1,700,993 –
Mortgage-Backed Securities 324,324,005 – 324,324,005 –
Technology 24,809,451 – 24,809,451 –
Transportation 7,720,143 – 7,720,143 –
U.S. Government & Agencies 370,564,372 – 370,564,372 –
Utilities 22,740,027 – 22,740,027 –
Registered Investment Companies
U.S. Affiliated 937,803,728 937,803,728 – –
U.S. Unaffiliated 10,960,100 10,960,100 – –
Common Stock
Communications Services 69,571,069 69,571,069 – –
Consumer Discretionary 73,905,117 73,905,117 – –
Consumer Staples 12,243,889 12,243,889 – –
Energy 11,066,390 11,066,390 – –
Financials 68,524,363 68,514,615 – 9,748
Health Care 51,226,286 51,226,286 – –
Industrials 47,807,109 47,716,651 90,458 –
Information Technology 203,442,311 203,000,837 441,474 –
Materials 13,016,204 12,907,739 108,465 –
Real Estate 11,494,025 11,494,025 – –
Utilities 9,941,274 9,941,274 – –
Private Equity Funds
Secondary 36,451,398 – – 36,451,398
Short-Term Investments 139,278,054 108,263,459 31,014,595 –
Subtotal Investments in Securities $2,850,429,010 $1,628,615,179 $1,185,352,685 $36,461,146
Other Investments  * Total
Affiliated Short-Term Investments 342,709,914
U.S. Affiliated Registered Investment Cos. 186,250,152
Collateral Held for Securities Loaned 12,423,073
Subtotal Other Investments $541,383,139
Total Investments at Value $3,391,812,149
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Moderately Conservative Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 6,939,961 6,939,961 – –
Credit Default Swaps 655 – 655 –
Total Asset Derivatives $6,940,616 $6,939,961 $655 $–
Liability Derivatives
Futures Contracts 1,856,270 187,684 1,668,586 –
Total Liability Derivatives $1,856,270 $187,684 $1,668,586 $–

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderately
Conservative Allocation Portfolio as discussed in the Notes to Schedule of Investments.
* Change in net unrealized appreciation/(depreciation) on investments.
   % Net realized gains/(losses) on investments.
 # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
Investments in
Securities
Beginning
Value
12/31/2024
Realized
Gain/
(Loss)
%
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
9/30/2025
Common Stock
Financials $-  $-  $5,158  $4,590  $-  $-  $-  $9,748
Private Equity Funds
 Secondary 24,506,441 -  3,647,872 12,049,765 (3,752,680) - -  36,451,398
Total  $24,506,441 $-   $3,653,030 $12,054,355 $(3,752,680)  $- $- $36,461,146
 Investments in Securities
Ending
 Value
9/30/2025 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $36,451,398
Adjusted reported investment of
net asset value   Fair Value adjustment ** N/A
Total  $36,451,398

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Moderately Conservative Allocation Portfolio's futures contracts held as of September 30, 2025. Investments and/or cash totaling $29,927,889 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 146 December 2025 $ 16,378,627 $ 46,373
CBOT 2-Yr. U.S. Treasury Note 382 December 2025 79,623,392 (15,188)
CBOT 5-Yr. U.S. Treasury Note 485 December 2025 52,972,214 (12,489)
CBOT U.S. Long Bond 56 December 2025 6,409,379 119,871
CME E-mini Russell 2000 Index 8 December 2025 976,624 5,576
CME E-mini S&P 500 Index 1,157 December 2025 384,646,805 5,189,882
CME E-mini S&P Mid-Cap 400 Index 1 December 2025 334,672 (6,052)
CME Ultra Long Term U.S. Treasury Bond 51 December 2025 5,978,703 144,484
ICE mini MSCI EAFE Index 293 December 2025 40,648,567 156,078
ICE US mini MSCI Emerging Markets Index 55 December 2025 3,673,039 66,136
Ultra 10-Yr. U.S. Treasury Note 108 December 2025 12,324,112 104,326
Total Futures Long Contracts $ 603,966,134 $ 5,798,997
CME E-mini Russell 2000 Index (218) December 2025 ( $ 26,610,994) ( $ 153,955)
CME E-mini S&P Mid-Cap 400 Index (192) December 2025 (64,136,663) 1,041,623
CME Euro Foreign Exchange Currency (259) December 2025 (38,242,212) 65,612
Eurex Euro STOXX 50 Index (924) December 2025 (58,582,614) (1,668,586)
Total Futures Short Contracts ( $ 187,572,483) ($715,306)
Total Futures Contracts $ 416,393,651 $5,083,691
The following table presents Moderately Conservative Allocation Portfolio's credit default swap contracts held as of September 30, 2025.
Investments totaling $697,489 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 45, 5 Year, at 5.00%, Quarterly Sell 12/20/2030 ( $ 7,098,000) $ – $ 655 $ 655
Total Credit Default Swaps $– $655 $655
1 As the buyer of protection, Moderately Conservative Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately
Conservative Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Conservative Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
9/30/2025
Shares Held at
9/30/2025
% of Net
Assets
9/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $114,164 $4,544 $29,133 $95,629 11,055 2.8%
Core Emerging Markets Equity 30,782 – – 38,975 3,317 1.2
Core International Equity 30,532 – 10 38,377 2,987 1.1
Core Low Volatility Equity 2,205 – – 2,433 198 0.1
Core Mid Cap Value 24,667 – 20,001 4,632 404 0.1
Core Small Cap Value 15,398 – 9,001 6,203 559 0.2
Global Stock 16,609 1,896 – 19,448 1,238 0.6
High Yield 86,239 3,733 20,349 71,153 16,657 2.1
Income 246,464 7,499 67,314 193,536 21,402 5.7
International Equity 84,790 2,205 – 106,488 9,049 3.1
International Index 23,054 604 – 28,993 1,763 0.9
Large Cap Value 292,526 42,413 – 333,503 14,297 9.8
Mid Cap Stock 100,216 11,314 51,010 50,449 2,595 1.5
Short-Term Bond 141,768 3,899 37,044 110,581 11,142 3.3
Small Cap Stock 74,120 4,480 48,000 23,653 1,274 0.7
Total U.S. Affiliated Registered Investment
Companies 1,283,534 1,124,053 33.2
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% 502,841 190,931 351,062 342,710 34,271 10.1
Total Affiliated Short-Term Investments 502,841 342,710 10.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,346 178,226 173,149 12,423 12,423 0.4
Total Collateral Held for Securities Loaned 7,346 12,423 0.4
Total Value $1,793,721 $1,479,186
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 9/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($5,860) $11,914 $ – $4,544
Core Emerging Markets Equity – 8,193 – –
Core International Equity 0 7,855 – –
Core Low Volatility Equity – 228 – –
Core Mid Cap Value Fund 1,950 (1,984) – –
Core Small Cap Value Fund 861 (1,055) – –
Global Stock – 943 1,575 321
High Yield (2,402) 3,932 – 3,734
Income (8,705) 15,592 – 7,502
International Equity – 19,493 – 2,20 6
International Index – 5,335 – 604
Large Cap Value – (1,436) 37,491 4,922
Mid Cap Stock 5,289 (15,360) 10,516 797
Short-Term Bond 290 1,668 – 3,899
Small Cap Stock 1,963 (8,910) 4,056 424
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% 118 (118) – 10,726
Total Income/Non Cash Income from Affiliated
Investments $39,679
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 30
Total Affiliated Income from Securities Loaned, Net $30
Total Value ($6,496) $46,290 $ 53,638

Multisector Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 82.7% Value
Asset-Backed Securities  10.6%
Anchorage Capital CLO 20, Ltd.
$ 500,000
7.526%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
$ 501,105
Anchorage Capital CLO 21, Ltd.
400,000
6.226%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
400,709
Annisa CLO, Ltd.
225,000
5.826%,  (TSFR3M +
1.500%), 7/20/2031, Ser.
2016-2A, Class BRR
a,b
225,045
Avis Budget Rental Car Funding
AESOP, LLC
250,000
4.770%,  2/20/2032, Ser.
2025-4A, Class B
a
249,658
Balboa Bay Loan Funding, Ltd.
250,000
6.276%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
a,b
249,997
200,000
6.576%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
200,113
Barings Loan Partners CLO, Ltd. 2
250,000
5.976%,  (TSFR3M +
1.650%), 1/20/2034, Ser. LP-
2A, Class CR
a,b
249,943
Battalion CLO XI, Ltd.
250,000
6.269%,  (TSFR3M +
1.950%), 4/24/2034, Ser.
2017-11A, Class CR2
a,b
250,019
Battalion CLO XXI, Ltd.
300,000
6.318%,  (TSFR3M +
2.000%), 7/15/2034, Ser.
2021-21A, Class CR
a,b
299,990
Business Jet Securities, LLC
240,512
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
238,029
208,391
5.364%,  9/15/2039, Ser.
2024-2A, Class A
a
209,264
CarVal CLO, Ltd.
300,000
8.026%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
300,525
College Avenue Student Loans,
LLC
44,873
5.922%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,b
45,225
Dryden 72 CLO, Ltd.
200,000
5.861%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
200,415
Education Funding Trust
144,557
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
138,577
GMAC Mortgage Corporation
Loan Trust
16,885
4.772%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
7,985
GSAA Home Equity Trust
76,740
4.276%,  8/25/2034, Ser.
2004-10, Class M2
b
71,073
Principal
Amount Long-Term Fixed Income  82.7% Value
Asset-Backed Securities  10.6% - continued
Hertz Vehicle Financing III, LLC
$ 650,000
6.120%,  1/25/2029, Ser.
2024-1A, Class B
a
$ 663,127
275,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
277,884
Hotwire Funding, LLC
300,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
305,075
HTAP Issuer Trust
408,053
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
406,908
KKR Static CLO I, Ltd.
500,000
5.776%,  (TSFR3M +
1.450%), 7/20/2031, Ser.
2022-1A, Class BR2
a,b
498,479
LCM 41, Ltd.
550,000
7.918%,  (TSFR3M +
3.600%), 4/15/2036, Ser. 41A,
Class D1R
a,b
552,308
Marathon CLO, Ltd.
150,000
5.868%,  (TSFR3M +
1.550%), 4/15/2034, Ser.
2021-16A, Class A2R
a,b
150,076
MetroNet Infrastructure Issuer, LLC
250,000
5.400%,  8/20/2055, Ser.
2025-2A, Class A2
a
253,735
MFA Trust
352,655
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
d
353,084
OZLM XVII, Ltd.
400,000
6.326%,  (TSFR3M +
2.000%), 7/20/2030, Ser.
2017-17A, Class BRR
a,b
399,586
Pagaya AI Debt Grantor Trust
113,040
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
113,521
195,554
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
196,525
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
112,948
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
113,744
Palmer Square Loan Funding, Ltd.
500,000
6.868%,  (TSFR3M +
2.550%), 10/15/2032, Ser.
2024-1A, Class C
a,b
500,345
250,000
6.018%,  (TSFR3M +
1.700%), 1/15/2033, Ser.
2024-2A, Class B
a,b
250,180
275,000
5.811%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
272,671
Park Blue CLO, Ltd.
150,000
6.506%,  (TSFR3M +
2.180%), 4/20/2038, Ser.
2023-3A, Class CR
a,b
150,693
Point Securitization Trust
194,791
6.250%,  6/25/2055, Ser.
2025-1, Class A1
a
194,820
PPM CLO 3, Ltd.
400,000
6.134%,  (TSFR3M +
1.812%), 4/17/2034, Ser.
2019-3A, Class BR
a,b
400,148

Multisector Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  82.7% Value
Asset-Backed Securities  10.6% - continued
PRET, LLC
$ 400,000
8.232%,  3/25/2055, Ser.
2025-NPL2, Class A2
a,d
$ 401,425
231,051
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
a,d
232,678
PRPM, LLC
275,000
3.000%,  5/25/2055, Ser.
2025-RPL4, Class A2
a,d
250,074
125,000
8.569%,  7/25/2030, Ser.
2025-5, Class A2
a,d
125,042
Radnor Re, Ltd.
700,000
7.256%,  (SOFR30A +
2.900%), 9/25/2034, Ser.
2024-1, Class M1B
a,b
705,399
Renaissance Home Equity Loan
Trust
216,611
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
d
75,603
RFS Asset Securitization V, LLC
150,000
6.049%,  5/15/2032, Ser.
2025-1, Class A
a
150,777
Rockford Tower CLO, Ltd.
325,000
6.113%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-2A, Class CR
a,b
325,117
Saxon Asset Securities Trust
120,405
3.030%,  8/25/2035, Ser.
2004-2, Class MF2
b
108,195
Sculptor CLO XXVIII, Ltd.
250,000
6.276%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
250,058
Signal Peak CLO 1, Ltd.
350,000
6.272%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
350,169
375,000
7.822%,  (TSFR3M +
3.500%), 4/17/2034, Ser.
2014-1A, Class DR4
a,b
374,058
Sunnova Hestia II Issuer, LLC
250,837
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,c
251,125
Symphony CLO XX, Ltd.
250,000
7.318%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
250,431
TCW CLO, Ltd.
700,000
6.119%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
700,211
Unlock HEA Trust
257,734
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
258,817
295,527
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
296,254
460,993
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
460,155
VERDE CLO, Ltd.
400,000
7.518%,  (TSFR3M +
3.200%), 4/15/2032, Ser.
2019-1A, Class DRR
a,b
401,048
Principal
Amount Long-Term Fixed Income  82.7% Value
Asset-Backed Securities  10.6% - continued
Vericrest Opportunity Loan
Transferee
$ 150,804
8.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a
$ 150,816
417,277
8.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a
417,346
495,415
8.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a
495,485
178,788
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a
178,639
355,188
8.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a
355,214
261,563
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,d
260,496
Whitebox CLO I, Ltd.
200,000
6.319%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,b
200,147
Wind River CLO, Ltd.
57,454
6.587%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,b
57,455
500,000
6.176%,  (TSFR3M +
1.850%), 7/20/2035, Ser.
2022-1A, Class B1R
a,b
500,620
Zayo Issuer, LLC
300,000
5.570%,  10/20/2055, Ser.
2025-3A, Class A2
a,e
301,839
Total 18,775,274
Basic Materials  1.4%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
71,000 8.625%,  6/15/2029
a
75,156
Alumina, Pty. Ltd.
35,000 6.125%,  3/15/2030
a
35,794
Avient Corporation
35,000 6.250%,  11/1/2031
a
35,543
Cascades, Inc./Cascades USA,
Inc.
68,000 6.750%,  7/15/2030
a
69,258
Celanese US Holdings, LLC
19,000 6.850%,  11/15/2028 19,717
31,000 6.500%,  4/15/2030
f
31,203
27,000 6.629%,  7/15/2032 27,589
10,000 6.750%,  4/15/2033
f
9,958
Cerdia Finanz GmbH
23,000 9.375%,  10/3/2031
a
24,351
Chemours Company
115,000 5.750%,  11/15/2028
a
112,168
Cleveland-Cliffs, Inc.
150,000 4.625%,  3/1/2029
a,f
144,519
49,000 4.875%,  3/1/2031
a
45,746
33,000 7.375%,  5/1/2033
a
33,689
49,000 6.250%,  10/1/2040 41,674
Consolidated Energy Finance SA
146,000 5.625%,  10/15/2028
a
121,617
CVR Partners, LP/CVR Nitrogen
Finance Corporation
37,000 6.125%,  6/15/2028
a
36,940
Eastman Chemical Company
66,000 5.000%,  8/1/2029 67,212

Multisector Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  82.7% Value
Basic Materials  1.4% - continued
First Quantum Minerals, Ltd.
$ 29,000 9.375%,  3/1/2029
a
$ 30,735
FMC Corporation
27,000 8.450%,  11/1/2055
b
28,495
Fortescue Treasury, Pty. Ltd.
49,000 5.875%,  4/15/2030
a
50,219
Glencore Funding, LLC
54,000 4.000%,  3/27/2027
a
53,743
Hecla Mining Company
36,000 7.250%,  2/15/2028 36,326
INEOS Finance plc
147,000 7.500%,  4/15/2029
a,f
143,016
Magnera Corporation
75,000 7.250%,  11/15/2031
a
70,574
Mercer International, Inc.
63,000 5.125%,  2/1/2029 46,438
Methanex Corporation
51,000 5.250%,  12/15/2029 50,925
11,000 5.650%,  12/1/2044 9,392
Methanex US Operations, Inc.
43,000 6.250%,  3/15/2032
a
43,751
Mineral Resources, Ltd.
83,000 9.250%,  10/1/2028
a
86,968
14,000 7.000%,  4/1/2031
a,e
14,181
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
50,000 5.350%,  3/15/2034 52,152
Novelis Corporation
38,000 4.750%,  1/30/2030
a
36,657
65,000 3.875%,  8/15/2031
a
59,260
Olin Corporation
43,000 6.625%,  4/1/2033
a
43,222
Peabody Energy Corporation,
Convertible
53,000 3.250%,  3/1/2028 79,431
Qnity Electronics, Inc.
92,000 5.750%,  8/15/2032
a
92,702
Smurfit Kappa Treasury, ULC
56,000 5.777%,  4/3/2054 57,104
SNF Group SACA
96,000 3.375%,  3/15/2030
a
89,120
Solstice Advanced Materials, Inc.
36,000 5.625%,  9/30/2033
a
36,119
Steel Dynamics, Inc.
29,000 5.250%,  5/15/2035 29,633
SunCoke Energy, Inc.
114,000 4.875%,  6/30/2029
a
106,548
Taseko Mines, Ltd.
104,000 8.250%,  5/1/2030
a
110,151
Total 2,388,996
Capital Goods  3.1%
Advanced Drainage Systems, Inc.
99,000 6.375%,  6/15/2030
a
100,753
AECOM
75,000 6.000%,  8/1/2033
a
76,679
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
39,000 7.000%,  5/21/2030
a
40,338
Amrize Finance US, LLC
39,000 5.400%,  4/7/2035
a
40,175
Amsted Industries, Inc.
10,000 4.625%,  5/15/2030
a
9,664
Principal
Amount Long-Term Fixed Income  82.7% Value
Capital Goods  3.1% - continued
$ 86,000 6.375%,  3/15/2033
a
$ 88,269
Array Technologies, Inc.,
Convertible
43,000 1.000%,  12/1/2028 37,228
62,000 2.875%,  7/1/2031
a
78,833
ATI, Inc.
57,000 7.250%,  8/15/2030 59,832
Axon Enterprise, Inc.
37,000 6.125%,  3/15/2030
a
38,000
37,000 6.250%,  3/15/2033
a
38,084
Axon Enterprise, Inc., Convertible
28,000 0.500%,  12/15/2027 87,780
Boeing Company
36,000 6.858%,  5/1/2054 41,065
163,000 2.196%,  2/4/2026 161,766
63,000 3.250%,  3/1/2028 61,504
76,000 5.150%,  5/1/2030 77,988
17,000 6.528%,  5/1/2034 18,793
Bombardier, Inc.
69,000 7.250%,  7/1/2031
a
73,142
139,000 7.000%,  6/1/2032
a,f
145,280
20,000 6.750%,  6/15/2033
a
20,871
Brundage-Bone Concrete
Pumping Holdings, Inc.
31,000 7.500%,  2/1/2032
a
31,321
Builders FirstSource, Inc.
100,000 5.000%,  3/1/2030
a
98,983
40,000 6.750%,  5/15/2035
a
41,765
Canpack SA/Canpack US, LLC
87,000 3.875%,  11/15/2029
a
81,640
Carrier Global Corporation
85,000 2.722%,  2/15/2030 79,661
Chart Industries, Inc.
41,000 7.500%,  1/1/2030
a
42,670
Clean Harbors, Inc.
25,000 6.375%,  2/1/2031
a
25,601
Clydesdale Acquisition Holdings,
Inc.
29,000 6.625%,  4/15/2029
a
29,330
35,000 6.875%,  1/15/2030
a
35,903
40,000 6.750%,  4/15/2032
a
41,034
Crown Cork & Seal Company, Inc.
27,000 7.375%,  12/15/2026 27,843
Deere & Company
30,000 5.700%,  1/19/2055 31,553
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
108,000 6.625%,  12/15/2030
a
111,019
ESAB Corporation
41,000 6.250%,  4/15/2029
a
42,119
Fluor Corporation, Convertible
56,000 1.125%,  8/15/2029 66,444
General Dynamics Corporation
21,000 4.950%,  8/15/2035 21,392
GFL Environmental, Inc.
94,000 4.000%,  8/1/2028
a
91,770
Greenbrier Companies, Inc.,
Convertible
33,000 2.875%,  4/15/2028 35,323
Herc Holdings, Inc.
80,000 6.625%,  6/15/2029
a
82,200
50,000 7.000%,  6/15/2030
a
51,936
36,000 7.250%,  6/15/2033
a
37,581

Multisector Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  82.7% Value
Capital Goods  3.1% - continued
Honeywell International, Inc.
$ 69,000 5.250%,  3/1/2054 $ 66,414
Howmet Aerospace, Inc.
59,000 6.750%,  1/15/2028 62,425
Huntington Ingalls Industries, Inc.
63,000 4.200%,  5/1/2030 62,125
Ingersoll Rand, Inc.
19,000 5.700%,  8/14/2033 20,184
JBT Marel Corporation,
Convertible
45,000 0.250%,  5/15/2026 45,284
52,000 0.375%,  9/15/2030
a
50,518
John Deere Capital Corporation
42,000 3.900%,  6/7/2032 40,945
16,000 5.150%,  9/8/2033 16,724
Lockheed Martin Corporation
42,000 5.200%,  2/15/2064 39,633
Martin Marietta Materials, Inc.
34,000 5.150%,  12/1/2034 34,699
Mirion Technologies, Inc.,
Convertible
58,000 0.250%,  6/1/2030
a
71,369
51,000 Zero Coupon,  10/1/2031
a
54,724
Mueller Water Products, Inc.
109,000 4.000%,  6/15/2029
a
104,966
Nesco Holdings II, Inc.
29,000 5.500%,  4/15/2029
a
28,401
New Enterprise Stone and Lime
Company, Inc.
83,000 5.250%,  7/15/2028
a
82,234
Northrop Grumman Corporation
65,000 5.200%,  6/1/2054 61,888
21,000 4.700%,  3/15/2033 21,146
OI European Group BV
104,000 4.750%,  2/15/2030
a
99,247
Owens-Brockway Glass Container,
Inc.
98,000 6.625%,  5/13/2027
a
97,819
Patrick Industries, Inc., Convertible
26,000 1.750%,  12/1/2028 42,146
Quikrete Holdings, Inc.
158,000 6.375%,  3/1/2032
a
163,663
QXO Building Products, Inc.
60,000 6.750%,  4/30/2032
a
62,124
Republic Services, Inc.
38,000 5.000%,  12/15/2033 39,268
Resideo Funding, Inc.
103,000 6.500%,  7/15/2032
a
105,565
Reworld Holding Corporation
47,000 4.875%,  12/1/2029
a
44,202
Roller Bearing Company of
America, Inc.
26,000 4.375%,  10/15/2029
a
25,252
RTX Corporation
44,000 5.750%,  1/15/2029 46,113
200,000 4.500%,  6/1/2042 180,858
Sealed Air Corporation/Sealed Air
Corporation (US)
79,000 6.125%,  2/1/2028
a
80,091
Smyrna Ready Mix Concrete, LLC
89,000 8.875%,  11/15/2031
a,f
93,979
Spirit AeroSystems, Inc.
111,000 4.600%,  6/15/2028
f
110,858
Principal
Amount Long-Term Fixed Income  82.7% Value
Capital Goods  3.1% - continued
$ 25,000 9.750%,  11/15/2030
a
$ 27,495
SRM Escrow Issuer, LLC
45,000 6.000%,  11/1/2028
a
45,014
Standard Building Solutions, Inc.
85,000 6.250%,  8/1/2033
a
86,138
Standard Industries, Inc./NY
49,000 4.750%,  1/15/2028
a
48,579
49,000 3.375%,  1/15/2031
a
44,373
Textron, Inc.
63,000 3.650%,  3/15/2027 62,370
TopBuild Corporation
18,000 5.625%,  1/31/2034
a
17,935
Trane Technologies Financing, Ltd.
40,000 5.100%,  6/13/2034 41,066
TransDigm, Inc.
116,000 7.125%,  12/1/2031
a
120,998
146,000 6.625%,  3/1/2032
a
150,314
120,000 6.000%,  1/15/2033
a
121,330
9,000 6.250%,  1/31/2034
a,f
9,256
18,000 6.750%,  1/31/2034
a
18,611
United Rentals North America, Inc.
7,000 5.500%,  5/15/2027 7,000
49,000 4.875%,  1/15/2028 48,850
120,000 4.000%,  7/15/2030 114,780
Waste Connections, Inc.
23,000 3.200%,  6/1/2032 21,298
WESCO Distribution, Inc.
52,000 6.375%,  3/15/2029
a
53,538
36,000 6.625%,  3/15/2032
a
37,412
Total 5,534,353
Collateralized Mortgage Obligations  12.2%
A&D Mortgage Trust
145,053
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,d
147,284
199,448
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,d
202,373
418,201
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
419,562
ACRA Trust
343,954
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,d
346,595
Arroyo Mortgage Trust
500,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
a,d
468,039
Banc of America Alternative Loan
Trust
74,775
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 67,143
Banc of America Mortgage
Securities Trust
60,606
5.592%,  9/25/2035, Ser.
2005-H, Class 3A1
b
57,833
Bear Stearns ARM Trust
74,132
5.732%,  1/25/2034, Ser.
2003-8, Class 5A
b
65,345
17,017
6.420%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
16,269
CAFL Issuer, LLC
174,779
4.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
174,779

Multisector Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  82.7% Value
Collateralized Mortgage Obligations  12.2% -
continued
ChaseFlex Trust
$ 145,182
6.500%,  2/25/2035, Ser.
2005-1, Class 1A5 $ 96,905
CHNGE Mortgage Trust
187,273
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
183,782
108,690
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,d
109,098
380,679
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,d
379,283
Citigroup Mortgage Loan Trust,
Inc.
147,378
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 146,006
236,156
5.243%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
212,925
Countrywide Alternative Loan Trust
64,265
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 53,024
96,420
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 76,551
40,168
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 27,385
25,631
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 20,372
CSMC Trust
161,867
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
161,299
185,963
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
164,639
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
91,325
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 79,667
Federal Home Loan Mortgage
Corporation - REMIC
84,619
4.000%,  1/25/2051, Ser.
5249, Class LA 83,647
300,000
5.250%,  2/25/2055, Ser.
5508, Class AY 302,454
250,000
5.250%,  3/25/2055, Ser.
5519, Class CL 247,758
250,000
5.000%,  5/25/2055, Ser.
5537, Class KM 243,629
238,819
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 195,814
300,000
5.000%,  9/25/2054, Ser.
5473, Class HL 301,823
292,499
7.932%,  (SOFR30A +
4.000%), 10/25/2025, Ser.
5567, Class MB
b
297,997
3,037,160
1.500%,  12/25/2050, Ser.
5107, Class IO
g
295,525
37,686
3.000%,  5/15/2027, Ser.
4046, Class GI
g
456
59,935
3.000%,  7/15/2027, Ser.
4084, Class NI
g
1,076
185,815
3.500%,  10/15/2032, Ser.
4119, Class KI
g
13,863
145,442
3.000%,  4/15/2033, Ser.
4203, Class DI
g
5,466
Principal
Amount Long-Term Fixed Income  82.7% Value
Collateralized Mortgage Obligations  12.2% -
continued
Federal Home Loan Mortgage
Corporation STRIPS
$ 258,519
3.500%,  8/15/2035, Ser.
345, Class C8
g
$ 23,494
Federal National Mortgage
Association - REMIC
300,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 296,581
350,000
5.000%,  4/25/2055, Ser.
2025-15, Class BD 339,620
128,831
4.500%,  6/25/2052, Ser.
2022-43, Class MA 128,867
200,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 194,683
41,270
3.000%,  7/25/2027, Ser.
2012-73, Class DI
g
637
54,132
3.000%,  7/25/2027, Ser.
2012-74, Class AI
g
741
15,763
3.000%,  8/25/2027, Ser.
2012-95, Class HI
g
42
164,563
3.000%,  11/25/2027, Ser.
2012-121, Class BI
g
2,936
83,728
3.000%,  12/25/2027, Ser.
2012-139, Class DI
g
1,374
39,571
2.500%,  1/25/2028, Ser.
2012-152, Class AI
g
659
110,766
3.000%,  1/25/2028, Ser.
2012-147, Class EI
g
1,676
93,233
3.000%,  3/25/2028, Ser.
2013-18, Class IL
g
1,667
95,284
2.500%,  6/25/2028, Ser.
2013-87, Class IW
g
2,189
174,311
3.000%,  2/25/2033, Ser.
2013-1, Class YI
g
12,156
First Horizon Alternative Mortgage
Securities Trust
21,370
5.389%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
20,137
Flagstar Mortgage Trust
235,834
3.000%,  3/25/2050, Ser.
2020-1INV, Class A3
a,b
204,140
475,115
2.500%,  8/25/2051, Ser.
2021-6INV, Class A4
a,b
394,382
182,316
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
164,382
GCAT Trust
477,458
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,b
487,319
200,000
5.500%,  5/25/2055, Ser.
2025-INV2, Class A12
a,b
199,946
167,949
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
159,651
327,559
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
332,037
GMAC Mortgage Corporation
Loan Trust
21,693
4.016%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
19,387
GMACM Mortgage Loan Trust
13,921
3.685%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
11,413

Multisector Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  82.7% Value
Collateralized Mortgage Obligations  12.2% -
continued
GS Mortgage-Backed Securities
Trust
$ 175,295
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
$ 176,036
Home Equity Asset Trust
298,228
5.592%,  (TSFR1M +
1.434%), 8/25/2033, Ser.
2003-2, Class M1
b
288,786
Home RE, Ltd.
315,609
8.956%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
323,675
HOMES Trust
175,000
6.996%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
175,088
IndyMac IMJA Mortgage Loan
Trust
81,603
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 31,835
IndyMac INDA Mortgage Loan
Trust
458,757
3.645%,  8/25/2036, Ser.
2006-AR1, Class A1
b
359,553
J.P. Morgan Mortgage Trust
174,495
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
149,116
254,586
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
253,465
29,417
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 30,709
24,843
5.743%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
24,108
LHOME Mortgage Trust
200,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,d
201,192
200,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,d
202,205
275,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,d
277,433
200,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,d
202,318
375,000
5.921%,  7/25/2039, Ser.
2024-RTL4, Class A1
a,d
377,476
Long Beach Mortgage Loan Trust
303,964
5.772%,  (TSFR1M +
1.614%), 9/25/2034, Ser.
2004-5, Class M3
b
318,161
MASTR Alternative Loans Trust
33,029
5.000%,  3/25/2055, Ser.
2004-10, Class 3A1 28,118
Merrill Lynch Alternative Note
Asset Trust
164,749
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 52,699
MFA Trust
200,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,d
201,318
Morgan Stanley Residential
Mortgage Loan Trust
249,029
5.456%,  7/25/2070, Ser.
2025-NQM6, Class A2
a,d
249,635
Principal
Amount Long-Term Fixed Income  82.7% Value
Collateralized Mortgage Obligations  12.2% -
continued
MortgageIT Securities Corporation
Mortgage Loan Trust
$ 428,678
4.732%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
$ 376,031
NYMT Loan Trust
406,000
5.456%,  10/25/2060, Ser.
2025-INV2, Class A3
a,d
405,772
200,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,d
201,148
375,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,d
378,827
PMT Loan Trust
374,834
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
379,959
250,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
a,b
256,551
225,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
a,b
224,731
PRET, LLC
200,000
7.507%,  8/25/2055, Ser.
2025-NPL9, Class A2
a,d
200,030
200,000
8.956%,  10/25/2054, Ser.
2024-NPL7, Class A2
a,d
200,374
PRKCM Trust
51,474
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
51,653
130,827
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,d
133,095
PRPM Trust
200,000
6.251%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
199,514
275,000
7.250%,  11/25/2068, Ser.
2023-NQM3, Class M1
a,b
279,578
PRPM, LLC
190,034
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,d
187,258
300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,d
286,238
417,397
5.689%,  9/25/2029, Ser.
2024-5, Class A1
a,d
417,479
360,308
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,d
360,505
400,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,d
400,195
302,839
6.469%,  5/25/2030, Ser.
2025-2, Class A1
a,d
303,938
RCO IX Mortgage, LLC
186,269
6.513%,  4/25/2030, Ser.
2025-2, Class A1
a,d
186,921
Residential Accredit Loans, Inc.
Trust
99,278
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 88,351
78,358
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 62,517
50,603
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 43,030
Roc Mortgage Trust
400,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,d
402,235

Multisector Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  82.7% Value
Collateralized Mortgage Obligations  12.2% -
continued
Saluda Grade Alternative
Mortgage Trust
$ 200,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,d
$ 202,383
350,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,d
352,293
Toorak Mortgage Trust
400,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,d
402,312
350,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
a,d
352,308
Triangle Re, Ltd.
131,256
7.756%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
132,477
TVC Mortgage Trust
350,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,d
350,605
Verus Securitization Trust
304,076
5.776%,  5/25/2070, Ser.
2025-3, Class A2
a,d
306,643
304,832
2.137%,  10/25/2066, Ser.
2021-7, Class A2
a,b
269,158
169,722
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
153,174
192,431
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,d
192,470
Vontive Mortgage Trust
150,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,d
152,650
Washington Mutual Mortgage
Pass-Through Certificates
80,871
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 70,619
Total 21,551,730
Commercial Mortgage-Backed Securities  1.9%
AMSR Trust
250,000
3.655%,  6/17/2042, Ser.
2025-SFR1, Class B
a
237,819
BANK 2018-BNK12
400,000
4.473%,  5/15/2061, Ser.
2018-BN12, Class AS
b
392,444
BANK 2022-BNK39
3,958,072
0.524%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,g
88,970
BANK 2025-BNK49
1,397,584
0.833%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,g
66,235
BBCMS Mortgage Trust
1,985,993
1.324%,  9/15/2055, Ser.
2022-C17, Class XA
b,g
126,768
250,000
5.382%,  9/15/2058, Ser.
2025-5C37, Class AS
b
255,688
COLT Mortgage Loan Trust
175,000
5.924%,  9/25/2069, Ser.
2024-INV3, Class M1
a,b
175,645
FirstKey Homes Trust
700,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
696,619
FRTKL Trust
200,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
a
194,317
Principal
Amount Long-Term Fixed Income  82.7% Value
Commercial Mortgage-Backed Securities  1.9%
- continued
HTAP Issuer Trust
$ 333,359
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
$ 333,762
Progress Residential Trust
350,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
343,587
Tricon Residential Trust
250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
254,867
Velocity Commercial Capital Loan
Trust
187,515
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
190,574
Total 3,357,295
Communications Services  3.7%
AMC Networks, Inc.
69,000 10.250%,  1/15/2029
a
72,709
American Tower Corporation
41,000 1.450%,  9/15/2026 40,006
68,000 5.500%,  3/15/2028 70,080
35,000 5.800%,  11/15/2028 36,548
63,000 3.800%,  8/15/2029 61,804
40,000 5.000%,  1/31/2030 40,934
87,000 4.900%,  3/15/2030 88,717
AppLovin Corporation
75,000 5.500%,  12/1/2034 77,418
AT&T, Inc.
70,000 5.700%,  3/1/2057
f
69,020
113,000 6.050%,  8/15/2056 117,127
175,000 3.550%,  9/15/2055 120,596
123,000 4.300%,  2/15/2030 123,268
Bell Telephone Company of
Canada
30,000 7.000%,  9/15/2055
b
31,353
43,000 5.100%,  5/11/2033 43,759
Cable One, Inc., Convertible
41,000 Zero Coupon,  3/15/2026
f
39,934
CCO Holdings, LLC/CCO Holdings
Capital Corporation
94,000 6.375%,  9/1/2029
a
95,291
143,000 4.750%,  3/1/2030
a
137,218
85,000 4.500%,  8/15/2030
a
80,275
21,000 4.250%,  2/1/2031
a
19,346
181,000 4.750%,  2/1/2032
a,f
167,382
178,000 4.250%,  1/15/2034
a,f
153,892
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
50,000 6.700%,  12/1/2055 50,598
48,000 6.550%,  6/1/2034 51,154
Comcast Corporation
77,000 6.050%,  5/15/2055
f
79,577
109,000 5.650%,  6/1/2054 106,971
70,000 3.400%,  4/1/2030 67,722
Crown Castle, Inc.
50,000 4.900%,  9/1/2029 50,718
Deluxe Corporation
61,000 8.125%,  9/15/2029
a
63,697
Deutsche Telekom International
Finance BV
144,000 8.750%,  6/15/2030 169,734

Multisector Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  82.7% Value
Communications Services  3.7% - continued
DIRECTV Financing, LLC
$ 20,000 8.875%,  2/1/2030
a
$ 19,834
54,000 8.875%,  2/1/2030
a
53,337
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
113,000 5.875%,  8/15/2027
a
112,873
41,000 10.000%,  2/15/2031
a
40,940
FiberCop SPA
117,000 6.000%,  9/30/2034
a
111,520
Frontier Communications
Holdings, LLC
73,000 5.875%,  10/15/2027
a
72,956
Gray Media, Inc.
32,000 10.500%,  7/15/2029
a,f
34,600
28,000 7.250%,  8/15/2033
a
27,747
Level 3 Financing, Inc.
22,000 3.625%,  1/15/2029
a
19,040
40,000 4.875%,  6/15/2029
a
37,604
86,000 6.875%,  6/30/2033
a
87,649
84,000 7.000%,  3/31/2034
a
85,454
Liberty Media Corporation-Liberty
Formula One, Convertible
2,000 2.250%,  8/15/2027 2,652
Maya SAS/Paris, France
54,000 8.500%,  4/15/2031
a
57,915
68,000 7.000%,  4/15/2032
a
69,347
McGraw-Hill Education, Inc.
147,000 5.750%,  8/1/2028
a
146,914
Meta Platforms, Inc.
95,000 5.550%,  8/15/2064 94,302
Nexstar Media, Inc.
66,000 4.750%,  11/1/2028
a,f
64,419
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
52,000 4.625%,  3/15/2030
a,f
49,977
Paramount Global
82,000 6.375%,  3/30/2062
b
81,863
Rogers Communications, Inc.
75,000 5.250%,  3/15/2082
a,b
74,422
31,000 7.000%,  4/15/2055
b
32,318
59,000 7.125%,  4/15/2055
b
62,550
29,000 5.000%,  2/15/2029 29,554
Scripps Escrow II, Inc.
28,000 3.875%,  1/15/2029
a,f
24,668
Sinclair Television Group, Inc.
20,000 8.125%,  2/15/2033
a
20,525
Sirius XM Radio, LLC
29,000 5.000%,  8/1/2027
a
28,861
69,000 4.000%,  7/15/2028
a
66,673
60,000 4.125%,  7/1/2030
a
56,275
40,000 3.875%,  9/1/2031
a,f
36,251
Snap, Inc.
37,000 6.875%,  3/15/2034
a
37,449
Snap, Inc., Convertible
16,000 0.750%,  8/1/2026
f
15,266
74,000 0.500%,  5/1/2030
f
63,270
Sprint Capital Corporation
118,000 6.875%,  11/15/2028 126,926
65,000 8.750%,  3/15/2032 79,188
Take-Two Interactive Software, Inc.
37,000 5.600%,  6/12/2034 38,637
Principal
Amount Long-Term Fixed Income  82.7% Value
Communications Services  3.7% - continued
TELUS Corporation
$ 85,000 6.625%,  10/15/2055
b
$ 87,508
T-Mobile USA, Inc.
35,000 5.500%,  1/15/2055 33,841
87,000 5.250%,  6/15/2055 80,987
70,000 3.375%,  4/15/2029 67,965
29,000 5.125%,  5/15/2032 29,846
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
158,000 4.750%,  4/15/2028
a
154,723
Univision Communications, Inc.
20,000 8.000%,  8/15/2028
a
20,724
115,000 4.500%,  5/1/2029
a,f
108,471
73,000 7.375%,  6/30/2030
a,f
73,349
41,000 8.500%,  7/31/2031
a
42,338
Verizon Communications, Inc.
39,000 5.500%,  2/23/2054 38,413
18,000 2.355%,  3/15/2032 15,785
78,000 4.780%,  2/15/2035 76,730
68,000 5.250%,  4/2/2035 69,150
125,000 5.401%,  7/2/2037
a
126,995
Viasat, Inc.
44,000 5.625%,  4/15/2027
a
43,823
Virgin Media Finance plc
68,000 5.000%,  7/15/2030
a
63,159
Virgin Media Secured Finance plc
141,000 5.500%,  5/15/2029
a
139,406
Virgin Media Vendor Financing
Notes IV DAC
41,000 5.000%,  7/15/2028
a
40,162
Vodafone Group plc
74,000 5.125%,  6/4/2081
b
58,322
39,000 5.875%,  6/28/2064 38,820
62,000 7.000%,  4/4/2079
b
65,506
VZ Secured Financing BV
82,000 5.000%,  1/15/2032
a
74,187
WarnerMedia Holdings, Inc.
36,000 5.141%,  3/15/2052 26,820
159,000 4.054%,  3/15/2029 153,435
41,000 4.279%,  3/15/2032 37,566
117,000 5.050%,  3/15/2042 93,403
Windstream Services, LLC
44,000 7.500%,  10/15/2033
a,e
43,988
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
57,000 8.250%,  10/1/2031
a
59,045
Zegona Finance plc
72,000 8.625%,  7/15/2029
a
76,644
Ziggo BV
56,000 4.875%,  1/15/2030
a
52,856
Total 6,484,591
Consumer Cyclical  5.1%
1011778 B.C., ULC/New Red
Finance, Inc.
73,000 4.375%,  1/15/2028
a
71,728
80,000 5.625%,  9/15/2029
a
80,962
Adient Global Holdings, Ltd.
29,000 8.250%,  4/15/2031
a,f
30,415
42,000 7.500%,  2/15/2033
a
43,490

Multisector Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  82.7% Value
Consumer Cyclical  5.1% - continued
ADT Security Corporation
$ 57,000 4.875%,  7/15/2032
a
$ 55,201
Advance Auto Parts, Inc.
56,000 7.000%,  8/1/2030
a
57,616
56,000 7.375%,  8/1/2033
a
57,750
Alimentation Couche-Tard, Inc.
53,000 5.617%,  2/12/2054
a
52,961
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
149,000 4.625%,  6/1/2028
a
146,045
40,000 4.625%,  6/1/2028
a
39,223
Allison Transmission, Inc.
33,000 3.750%,  1/30/2031
a
30,488
Amazon.com, Inc.
21,000 1.500%,  6/3/2030 18,817
86,000 4.700%,  12/1/2032 88,390
American Axle & Manufacturing,
Inc.
145,000 5.000%,  10/1/2029 137,791
36,000 6.375%,  10/15/2032
a,e
35,939
36,000 7.750%,  10/15/2033
a,e
36,281
American Honda Finance
Corporation
44,000 4.900%,  1/10/2034 44,327
Asbury Automotive Group, Inc.
88,000 5.000%,  2/15/2032
a
84,500
Ashton Woods USA, LLC/Ashton
Woods Finance Company
105,000 4.625%,  8/1/2029
a
100,545
Aston Martin Capital Holdings, Ltd.
75,000 10.000%,  3/31/2029
a,f
73,429
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
48,000 9.500%,  7/1/2032
a
50,238
Beach Acquisition Bidco, LLC
43,000 10.000%,  7/15/2033
a
46,383
Belron UK Finance plc
54,000 5.750%,  10/15/2029
a
54,704
Best Buy Company, Inc.
42,000 1.950%,  10/1/2030 37,312
Block Financial, LLC
83,000 5.375%,  9/15/2032 83,667
Boyd Gaming Corporation
62,000 4.750%,  6/15/2031
a
59,768
Brightstar Lottery plc
97,000 5.250%,  1/15/2029
a
96,564
Brinker International, Inc.
38,000 8.250%,  7/15/2030
a
40,199
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
73,000 4.875%,  2/15/2030
a
68,462
Burlington Stores, Inc., Convertible
28,000 1.250%,  12/15/2027 37,702
Caesars Entertainment, Inc.
64,000 6.500%,  2/15/2032
a
65,279
47,000 6.000%,  10/15/2032
a,f
46,293
Carnival Corporation
35,000 5.125%,  5/1/2029
a,e
35,000
98,000 5.750%,  8/1/2032
a
99,732
26,000 6.125%,  2/15/2033
a
26,651
Principal
Amount Long-Term Fixed Income  82.7% Value
Consumer Cyclical  5.1% - continued
Carnival Corporation, Convertible
$ 49,000 5.750%,  12/1/2027 $ 109,438
Carvana Company
47,080 9.000%,  6/1/2031
a
53,305
Churchill Downs, Inc.
32,000 4.750%,  1/15/2028
a
31,573
77,000 6.750%,  5/1/2031
a
78,914
Cracker Barrel Old Country Store,
Inc., Convertible
9,000 0.625%,  6/15/2026 8,613
9,000 1.750%,  9/15/2030
a
8,291
Cushman & Wakefield US
Borrower, LLC
25,000 6.750%,  5/15/2028
a
25,228
Dana, Inc.
79,000 4.500%,  2/15/2032
f
77,788
DraftKings Holdings, Inc.,
Convertible
114,000 Zero Coupon,  3/15/2028 102,315
Dream Finders Homes, Inc.
54,000 6.875%,  9/15/2030
a
54,321
eG Global Finance plc
25,000 12.000%,  11/30/2028
a
27,459
Expedia Group, Inc.
80,000 5.400%,  2/15/2035 82,097
Expedia Group, Inc., Convertible
38,000 Zero Coupon,  2/15/2026 38,266
EZCORP, Inc., Convertible
22,000 3.750%,  12/15/2029
a
40,172
Ford Motor Company, Convertible
66,000 Zero Coupon,  3/15/2026 66,891
Ford Motor Credit Company, LLC
80,000 2.900%,  2/10/2029 74,122
67,000 7.122%,  11/7/2033 71,615
Forestar Group, Inc.
72,000 6.500%,  3/15/2033
a
73,656
FORVIA SE
57,000 8.000%,  6/15/2030
a,f
60,311
34,000 6.750%,  9/15/2033
a
34,495
Gap, Inc.
36,000 3.625%,  10/1/2029
a
33,678
24,000 3.875%,  10/1/2031
a
21,807
Garrett Motion Holdings, Inc./
Garrett LX I SARL
70,000 7.750%,  5/31/2032
a
73,430
General Motors Company
63,000 5.350%,  4/15/2028 64,459
General Motors Financial
Company, Inc.
20,000 5.800%,  6/23/2028 20,725
45,000 5.800%,  1/7/2029 46,767
108,000 4.900%,  10/6/2029 109,249
14,000 5.700%,  9/30/2030
b,h
13,938
14,000 5.750%,  2/8/2031 14,586
26,000 5.625%,  4/4/2032 26,835
58,000 5.950%,  4/4/2034 60,236
Genting New York, LLC/GENNY
Capital, Inc.
26,000 7.250%,  10/1/2029
a
26,857
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
40,000 11.500%,  8/15/2029
a,f
42,200
31,000 8.750%,  1/15/2032
a
30,148

Multisector Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  82.7% Value
Consumer Cyclical  5.1% - continued
Goodyear Tire & Rubber Company
$ 50,000 4.875%,  3/15/2027 $ 49,702
43,000 5.000%,  7/15/2029 41,524
Group 1 Automotive, Inc.
26,000 6.375%,  1/15/2030
a
26,599
Hanesbrands, Inc.
26,000 9.000%,  2/15/2031
a,f
27,518
Hilton Domestic Operating
Company, Inc.
86,000 4.875%,  1/15/2030 85,518
25,000 4.000%,  5/1/2031
a
23,656
141,000 3.625%,  2/15/2032
a
129,030
38,000 5.750%,  9/15/2033
a
38,507
Home Depot, Inc.
39,000 5.300%,  6/25/2054 38,169
39,000 5.400%,  6/25/2064 38,528
66,000 3.250%,  4/15/2032 61,812
Hyundai Capital America
33,000 5.500%,  3/30/2026
a
33,167
63,000 3.000%,  2/10/2027
a
61,908
30,000 6.500%,  1/16/2029
a
31,800
Jacobs Entertainment, Inc.
111,000 6.750%,  2/15/2029
a
108,359
K Hovnanian Enterprises, Inc.
27,000 8.000%,  4/1/2031
a
27,687
KB Home
73,000 4.800%,  11/15/2029 72,244
L Brands, Inc.
75,000 6.625%,  10/1/2030
a
76,672
58,000 6.875%,  11/1/2035 60,321
Las Vegas Sands Corporation
23,000 5.900%,  6/1/2027 23,465
33,000 5.625%,  6/15/2028 33,738
Lennar Corporation
76,000 5.200%,  7/30/2030 78,277
Life Time, Inc.
61,000 6.000%,  11/15/2031
a
61,974
Light & Wonder International, Inc.
36,000 7.250%,  11/15/2029
a
36,949
Lindblad Expeditions, LLC
37,000 7.000%,  9/15/2030
a
37,714
Lithia Motors, Inc.
18,000 4.625%,  12/15/2027
a
17,823
Live Nation Entertainment, Inc.
56,000 4.750%,  10/15/2027
a
55,629
Live Nation Entertainment, Inc.,
Convertible
45,000 3.125%,  1/15/2029 72,590
35,000 2.875%,  1/15/2030
a
38,798
Macy's Retail Holdings, LLC
19,000 7.375%,  8/1/2033
a
19,812
Marriott International, Inc./MD
46,000 4.900%,  4/15/2029 46,958
33,000 5.100%,  4/15/2032 33,868
Marriott Ownership Resorts, Inc.
145,000 6.500%,  10/1/2033
a
144,337
Marriott Vacations Worldwide
Corporation, Convertible
50,000 3.250%,  12/15/2027 47,660
Match Group Holdings II, LLC
42,000 4.125%,  8/1/2030
a
39,669
Mattamy Group Corporation
76,000 5.250%,  12/15/2027
a
75,508
Principal
Amount Long-Term Fixed Income  82.7% Value
Consumer Cyclical  5.1% - continued
McDonald's Corporation
$ 40,000 4.950%,  8/14/2033 $ 41,207
Melco Resorts Finance, Ltd.
140,000 5.375%,  12/4/2029
a
137,296
83,000 7.625%,  4/17/2032
a
86,950
34,000 6.500%,  9/24/2033
a
34,027
Meritage Homes Corporation
66,000 5.650%,  3/15/2035 67,014
Meritage Homes Corporation,
Convertible
24,000 1.750%,  5/15/2028
f
24,563
MGM Resorts International
46,000 6.125%,  9/15/2029 46,819
Michaels Companies, Inc.
27,000 5.250%,  5/1/2028
a
24,851
Millrose Properties, Inc.
47,000 6.375%,  8/1/2030
a
47,799
24,000 6.250%,  9/15/2032
a
24,063
Muvico, LLC
29,000
9.000%,PIK 6.000%,
2/19/2029
a,f,i
31,449
NCL Corporation, Ltd.
54,000 5.875%,  1/15/2031
a
53,998
79,000 6.750%,  2/1/2032
a
81,246
45,000 6.250%,  9/15/2033
a
45,233
New Home Company, Inc.
39,000 8.500%,  11/1/2030
a
40,484
Nissan Motor Acceptance
Company, LLC
70,000 5.625%,  9/29/2028
a
70,045
70,000 6.125%,  9/30/2030
a
70,024
Nissan Motor Company, Ltd.
34,000 7.500%,  7/17/2030
a
35,683
61,000 4.810%,  9/17/2030
a
57,467
PetSmart, LLC/PetSmart Finance
Corporation
53,000 7.500%,  9/15/2032
a
53,079
Phinia, Inc.
37,000 6.625%,  10/15/2032
a
38,133
Rakuten Group, Inc.
41,000 11.250%,  2/15/2027
a
44,438
89,000 9.750%,  4/15/2029
a
100,077
37,000 8.125%,  12/15/2029
a,b,h
38,461
Raven Acquisition Holdings, LLC
44,000 6.875%,  11/15/2031
a
45,217
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
22,000 4.625%,  4/16/2029
a
19,916
S&S Holdings, LLC
39,000 8.375%,  10/1/2031
a
38,234
Service Corporation International/
US
50,000 3.375%,  8/15/2030 46,328
Six Flags Entertainment
Corporation
24,000 7.250%,  5/15/2031
a,f
24,010
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
25,000 5.375%,  4/15/2027 24,935
71,000 5.250%,  7/15/2029
f
68,662

Multisector Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  82.7% Value
Consumer Cyclical  5.1% - continued
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
$ 25,000 6.625%,  5/1/2032
a,f
$ 25,470
Staples, Inc.
46,000 10.750%,  9/1/2029
a
45,483
Station Casinos, LLC
32,000 4.625%,  12/1/2031
a
30,186
Tenneco, Inc.
90,000 8.000%,  11/17/2028
a
90,164
Toyota Motor Credit Corporation
76,000 4.800%,  5/15/2030 77,836
35,000 5.550%,  11/20/2030 37,052
30,000 4.800%,  1/5/2034 30,531
Tractor Supply Company
44,000 5.250%,  5/15/2033 45,368
Uber Technologies, Inc.
80,000 4.800%,  9/15/2034 80,150
70,000 4.800%,  9/15/2035 69,365
Uber Technologies, Inc.,
Convertible
20,000 Zero Coupon,  12/15/2025 24,360
26,000 Zero Coupon,  5/15/2028
a
27,612
45,000 0.875%,  12/1/2028 66,150
Vail Resorts, Inc.
27,000 5.625%,  7/15/2030
a
27,169
VICI Properties, LP/VICI Note
Company, Inc.
152,000 5.750%,  2/1/2027
a
153,897
Victra Holdings, LLC/Victra
Finance Corporation
25,000 8.750%,  9/15/2029
a,f
26,209
Viking Cruises, Ltd.
68,000 5.875%,  9/15/2027
a
68,026
85,000 5.875%,  10/15/2033
a,e
85,060
Walmart, Inc.
40,000 4.900%,  4/28/2035 41,146
Wayfair, LLC
27,000 7.250%,  10/31/2029
a
27,838
47,000 7.750%,  9/15/2030
a
49,291
Wyndham Hotels & Resorts, Inc.
85,000 4.375%,  8/15/2028
a
82,976
Wynn Macau, Ltd.
50,000 6.750%,  2/15/2034
a
50,688
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
106,000 7.125%,  2/15/2031
a
114,093
Yum! Brands, Inc.
120,000 4.750%,  1/15/2030
a
119,256
ZF North America Capital, Inc.
104,000 7.125%,  4/14/2030
a
102,980
44,000 6.750%,  4/23/2030
a
42,939
Total 8,938,130
Consumer Non-Cyclical  4.9%
1261229 B.C., Ltd.
74,000 10.000%,  4/15/2032
a
75,854
AbbVie, Inc.
86,000 5.500%,  3/15/2064 85,955
125,000 4.500%,  5/14/2035 122,662
48,000 5.350%,  3/15/2044 48,154
Principal
Amount Long-Term Fixed Income  82.7% Value
Consumer Non-Cyclical  4.9% - continued
Acadia Healthcare Company, Inc.
$ 49,000 7.375%,  3/15/2033
a,f
$ 50,871
AdaptHealth, LLC
159,000 4.625%,  8/1/2029
a
150,301
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
44,000 4.625%,  1/15/2027
a
43,723
166,000 3.500%,  3/15/2029
a
157,311
17,000 6.250%,  3/15/2033
a
17,386
Altria Group, Inc.
35,000 6.200%,  11/1/2028 36,963
Amgen, Inc.
46,000 5.150%,  3/2/2028 47,074
Amneal Pharmaceuticals, LLC
19,000 6.875%,  8/1/2032
a
19,650
Anheuser-Busch InBev Worldwide,
Inc.
99,000 5.000%,  6/15/2034 102,132
193,000 5.450%,  1/23/2039 199,411
AstraZeneca Finance, LLC
42,000 5.000%,  2/26/2034 43,314
BAT Capital Corporation
40,000 6.343%,  8/2/2030 43,181
43,000 7.750%,  10/19/2032 50,250
Bausch + Lomb Corporation
34,000 8.375%,  10/1/2028
a
35,434
Becton, Dickinson and Company
48,000 4.693%,  2/13/2028 48,605
63,000 2.823%,  5/20/2030 59,036
BellRing Brands, Inc.
32,000 7.000%,  3/15/2030
a
33,047
Bio-Rad Laboratories, Inc.
70,000 3.300%,  3/15/2027 69,034
Bristol-Myers Squibb Company
63,000 5.550%,  2/22/2054 62,790
30,000 5.750%,  2/1/2031 32,087
19,000 5.900%,  11/15/2033 20,652
Bunge, Ltd. Finance Corporation
60,000 3.200%,  4/21/2031 56,192
30,000 4.650%,  9/17/2034 29,409
Cargill, Inc.
88,000 2.125%,  11/10/2031
a
77,302
138,000 5.125%,  2/11/2035
a
142,160
Cencora, Inc.
66,000 5.150%,  2/15/2035 67,401
Central Garden & Pet Company
56,000 4.125%,  10/15/2030
f
53,192
Champ Acquisition Corporation
29,000 8.375%,  12/1/2031
a
30,831
Chefs' Warehouse, Inc.,
Convertible
44,000 2.375%,  12/15/2028 63,492
CHS/Community Health Systems,
Inc.
22,000 6.000%,  1/15/2029
a
21,354
39,000 6.875%,  4/15/2029
a,f
31,005
69,000 10.875%,  1/15/2032
a
73,078
75,000 9.750%,  1/15/2034
a
76,837
Cigna Group
30,000 5.600%,  2/15/2054 29,501
51,000 2.400%,  3/15/2030 47,073
86,000 4.875%,  9/15/2032 86,867

Multisector Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  82.7% Value
Consumer Non-Cyclical  4.9% - continued
$ 82,000 5.250%,  1/15/2036 $ 83,045
Coca-Cola Company
36,000 5.300%,  5/13/2054 35,837
Conagra Brands, Inc.
78,000 5.750%,  8/1/2035 79,402
Concentra Health Services, Inc.
25,000 6.875%,  7/15/2032
a
25,960
Constellation Brands, Inc.
29,000 4.800%,  1/15/2029 29,454
84,000 3.150%,  8/1/2029 80,783
28,000 4.900%,  5/1/2033 28,262
CVS Health Corporation
76,000 6.050%,  6/1/2054 76,877
77,000 6.750%,  12/10/2054
b
79,482
47,000 5.000%,  2/20/2026 47,067
33,000 4.300%,  3/25/2028 33,022
100,000 4.780%,  3/25/2038 93,724
116,000 6.000%,  6/1/2044 117,683
DaVita, Inc.
23,000 3.750%,  2/15/2031
a
21,066
72,000 6.875%,  9/1/2032
a
74,379
39,000 6.750%,  7/15/2033
a
40,217
Edgewell Personal Care Company
55,000 5.500%,  6/1/2028
a
54,882
Eli Lilly & Company
66,000 5.000%,  2/9/2054 62,443
34,000 5.500%,  2/12/2055 34,729
60,000 4.550%,  10/15/2032 60,471
87,000 4.700%,  2/27/2033 88,764
Embecta Corporation
66,000 6.750%,  2/15/2030
a
64,350
Encompass Health Corporation
66,000 4.500%,  2/1/2028 65,435
Endo Finance Holdings, Inc.
51,000 8.500%,  4/15/2031
a,f
54,716
Energizer Holdings, Inc.
63,000 6.000%,  9/15/2033
a
61,616
Envista Holdings Corporation,
Convertible
17,000 1.750%,  8/15/2028 16,012
General Mills, Inc.
18,000 4.950%,  3/29/2033 18,242
Gilead Sciences, Inc.
30,000 5.250%,  10/15/2033 31,461
Grifols SA
20,000 4.750%,  10/15/2028
a
19,427
HCA, Inc.
55,000 5.950%,  9/15/2054 54,879
55,000 5.250%,  3/1/2030 56,783
70,000 5.750%,  3/1/2035 73,183
HLF Financing SARL, LLC/
Herbalife International, Inc.
49,000 4.875%,  6/1/2029
a
43,083
Insulet Corporation
24,000 6.500%,  4/1/2033
a
24,951
Integer Holdings Corporation,
Convertible
16,000 2.125%,  2/15/2028 20,856
78,000 1.875%,  3/15/2030
a
75,582
IQVIA, Inc.
78,000 6.250%,  6/1/2032
a
80,195
Principal
Amount Long-Term Fixed Income  82.7% Value
Consumer Non-Cyclical  4.9% - continued
Jazz Investments I, Ltd.,
Convertible
$ 46,000 2.000%,  6/15/2026 $ 48,829
55,000 3.125%,  9/15/2030
f
65,257
Jazz Securities DAC
45,000 4.375%,  1/15/2029
a
43,841
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
49,000 3.625%,  1/15/2032 45,676
JBS USA Holding Lux SARL/JBS
USA Foods Group Holdings,
Inc./JBS USA Food Company
73,000 6.375%,  4/15/2066
a
75,047
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
63,000 5.950%,  4/20/2035
a
66,182
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
53,000 9.000%,  2/15/2029
a
55,764
Kenvue, Inc.
110,000 4.850%,  5/22/2032 111,588
Keurig Dr Pepper, Inc.
72,000 3.200%,  5/1/2030 67,923
Kraft Heinz Foods Company
45,000 6.750%,  3/15/2032 49,744
65,000 5.400%,  3/15/2035
f
66,412
29,000 5.000%,  6/4/2042 26,772
Kroger Company
42,000 4.500%,  1/15/2029 42,518
Lamb Weston Holdings, Inc.
43,000 4.375%,  1/31/2032
a
40,640
LCI Industries, Convertible
46,000 3.000%,  3/1/2030
a
46,966
LifePoint Health, Inc.
34,000 9.875%,  8/15/2030
a
36,820
68,000 11.000%,  10/15/2030
a
74,947
Mars, Inc.
7,000 5.650%,  5/1/2045
a
7,101
Mattel, Inc.
137,000 3.375%,  4/1/2026
a
136,017
Medline Borrower, LP/Medline Co-
Issuer, Inc.
51,000 6.250%,  4/1/2029
a
52,296
Medtronic Global Holdings SCA
45,000 4.500%,  3/30/2033 45,030
Mozart Debt Merger Sub, Inc.
80,000 3.875%,  4/1/2029
a
77,156
114,000 5.250%,  10/1/2029
a
113,014
Newell Brands, Inc.
52,000 6.375%,  9/15/2027 52,709
52,000 6.625%,  9/15/2029 52,297
26,000 6.375%,  5/15/2030 25,761
18,000 6.625%,  5/15/2032
f
17,764
Novartis Capital Corporation
121,000 4.700%,  9/18/2054 110,444
Organon & Company/Organon
Foreign Debt Co-Issuer BV
110,000 5.125%,  4/30/2031
a,f
96,365
Owens & Minor, Inc.
39,000 6.625%,  4/1/2030
a,f
32,175

Multisector Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  82.7% Value
Consumer Non-Cyclical  4.9% - continued
PepsiCo, Inc.
$ 75,000 5.250%,  7/17/2054 $ 73,955
Performance Food Group, Inc.
76,000 4.250%,  8/1/2029
a
73,825
55,000 6.125%,  9/15/2032
a
56,337
Perrigo Finance Unlimited
Company
93,000 4.900%,  6/15/2030 90,765
Philip Morris International, Inc.
88,000 4.875%,  2/15/2028 89,583
43,000 5.625%,  11/17/2029 45,246
23,000 5.125%,  2/13/2031 23,803
43,000 5.750%,  11/17/2032 45,814
39,000 5.250%,  2/13/2034 40,271
37,000 4.900%,  11/1/2034 37,291
Post Holdings, Inc.
76,000 4.625%,  4/15/2030
a
73,265
133,000 4.500%,  9/15/2031
a
124,255
Post Holdings, Inc., Convertible
89,000 2.500%,  8/15/2027 99,858
Prime Healthcare Services, Inc.
75,000 9.375%,  9/1/2029
a
78,000
Radiology Partners, Inc.
27,000 8.500%,  7/15/2032
a
27,941
Roche Holdings, Inc.
52,000 5.218%,  3/8/2054
a
51,197
68,000 2.076%,  12/13/2031
a
59,675
Royalty Pharma plc
40,000 5.150%,  9/2/2029 41,041
36,000 5.200%,  9/25/2035 35,969
Simmons Foods, Inc.
122,000 4.625%,  3/1/2029
a
116,958
Spectrum Brands, Inc.,
Convertible
54,000 3.375%,  6/1/2029
f
50,112
Star Parent, Inc.
63,000 9.000%,  10/1/2030
a
66,603
Stryker Corporation
50,000 5.200%,  2/10/2035 51,563
Sysco Corporation
42,000 5.950%,  4/1/2030 44,520
Takeda Pharmaceutical Company,
Ltd.
95,000 5.650%,  7/5/2054 94,875
75,000 5.000%,  11/26/2028 76,645
Tenet Healthcare Corporation
251,000 5.125%,  11/1/2027 250,539
108,000 4.375%,  1/15/2030 105,035
US Acute Care Solutions, LLC
48,000 9.750%,  5/15/2029
a
49,151
Whirlpool Corporation
32,000 6.500%,  6/15/2033 31,934
Winnebago Industries, Inc.,
Convertible
63,000 3.250%,  1/15/2030
f
56,259
Wyeth, LLC
106,000 6.500%,  2/1/2034 119,857
Zoetis, Inc.
56,000 5.600%,  11/16/2032 59,558
Total 8,673,646
Principal
Amount Long-Term Fixed Income  82.7% Value
Energy  4.4%
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
$ 115,000 5.375%,  6/15/2029
a
$ 114,578
APA Corporation
59,000 4.375%,  10/15/2028
f
57,517
Archrock Partners, LP/Archrock
Partners Finance Corporation
55,000 6.250%,  4/1/2028
a
55,076
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
50,000 5.875%,  6/30/2029
a
49,897
39,000 6.625%,  7/15/2033
a
39,650
Baytex Energy Corporation
56,000 8.500%,  4/30/2030
a
57,544
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
80,000 7.000%,  7/15/2029
a
82,955
BP Capital Markets America, Inc.
69,000 4.234%,  11/6/2028 69,327
61,000 4.812%,  2/13/2033 61,717
130,000 5.227%,  11/17/2034 134,275
BP Capital Markets plc
51,000 4.875%,  3/22/2030
b,h
50,640
37,000 6.450%,  12/1/2033
b,h
39,507
Buckeye Partners, LP
75,000 4.500%,  3/1/2028
a
74,068
53,000 6.875%,  7/1/2029
a
54,928
California Resources Corporation
60,000 8.250%,  6/15/2029
a
62,571
20,000 7.000%,  1/15/2034
a,e
19,862
Cheniere Energy Partners, LP
42,000 4.500%,  10/1/2029 41,865
41,000 3.250%,  1/31/2032 37,351
52,000 5.950%,  6/30/2033 55,047
Cheniere Energy, Inc.
28,000 5.650%,  4/15/2034 28,864
Civitas Resources, Inc.
25,000 8.375%,  7/1/2028
a
25,914
113,000 8.750%,  7/1/2031
a
115,770
59,000 9.625%,  6/15/2033
a
62,316
CNX Resources Corporation
71,000 6.000%,  1/15/2029
a
71,029
CNX Resources Corporation,
Convertible
33,000 2.250%,  5/1/2026 82,566
Columbia Pipelines Holding
Company, LLC
34,000 6.055%,  8/15/2026
a
34,458
77,000 6.042%,  8/15/2028
a
80,350
Comstock Resources, Inc.
55,000 6.750%,  3/1/2029
a
54,670
90,000 5.875%,  1/15/2030
a
86,675
ConocoPhillips Company
108,000 4.850%,  1/15/2032 110,412
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
70,000 5.500%,  6/15/2031
a
69,349
Crescent Energy Finance, LLC
47,000 7.625%,  4/1/2032
a
46,675
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
113,000 8.625%,  3/15/2029
a
117,836
39,000 7.375%,  6/30/2033
a
39,659

Multisector Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  82.7% Value
Energy  4.4% - continued
Diamond Foreign Asset Company/
Diamond Finance, LLC
$ 45,000 8.500%,  10/1/2030
a
$ 47,686
Diamondback Energy, Inc.
82,000 5.750%,  4/18/2054 78,932
Eastern Energy Gas Holdings, LLC
75,000 5.800%,  1/15/2035 78,904
Enbridge, Inc.
45,000 7.375%,  1/15/2083
b
46,761
57,000 7.625%,  1/15/2083
b
61,772
51,000 5.950%,  4/5/2054 52,380
22,000 5.700%,  3/8/2033 23,152
Enerflex, Ltd.
34,000 9.000%,  10/15/2027
a
34,618
Energy Transfer, LP
91,000 6.500%,  2/15/2056
b
90,573
31,000 5.950%,  5/15/2054 30,021
32,000 8.000%,  5/15/2054
b
34,196
36,000 6.050%,  9/1/2054 35,348
15,000 7.125%,  5/15/2030
b,h
15,499
28,000 6.400%,  12/1/2030 30,347
Enterprise Products Operating,
LLC
76,000 5.550%,  2/16/2055 75,117
Excelerate Energy, LP
20,000 8.000%,  5/15/2030
a
21,289
Genesis Energy LP/Genesis
Energy Finance Corporation
80,000 8.875%,  4/15/2030 84,694
68,000 7.875%,  5/15/2032 70,921
Harvest Midstream I, LP
136,000 7.500%,  9/1/2028
a
137,464
Hess Midstream Operations, LP
114,000 4.250%,  2/15/2030
a
110,493
Hilcorp Energy I, LP/Hilcorp
Finance Company
102,000 5.750%,  2/1/2029
a
100,480
50,000 6.000%,  4/15/2030
a
49,137
36,000 6.250%,  4/15/2032
a
34,537
Howard Midstream Energy
Partners, LLC
45,000 7.375%,  7/15/2032
a
46,711
58,000 6.625%,  1/15/2034
a
59,135
ITT Holdings, LLC
108,000 6.500%,  8/1/2029
a
106,179
Kinder Morgan, Inc.
94,000 5.950%,  8/1/2054 94,668
Kodiak Gas Services, LLC
36,000 6.500%,  10/1/2033
a
36,654
18,000 6.750%,  10/1/2035
a
18,482
MEG Energy Corporation
43,000 5.875%,  2/1/2029
a
42,998
MPLX, LP
84,000 4.800%,  2/15/2031 84,507
21,000 5.000%,  3/1/2033 21,005
25,000 5.500%,  6/1/2034 25,477
Nabors Industries, Inc.
39,000 7.375%,  5/15/2027
a
39,589
79,000 9.125%,  1/31/2030
a
82,160
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
43,000 8.125%,  2/15/2029
a
44,089
65,000 8.375%,  2/15/2032
a
66,602
Principal
Amount Long-Term Fixed Income  82.7% Value
Energy  4.4% - continued
Noble Finance II, LLC
$ 51,000 8.000%,  4/15/2030
a
$ 52,788
Northern Oil and Gas, Inc.
60,000 8.750%,  6/15/2031
a
61,986
Northern Oil and Gas, Inc.,
Convertible
79,000 3.625%,  4/15/2029 79,119
Occidental Petroleum Corporation
53,000 5.000%,  8/1/2027 53,555
70,000 8.875%,  7/15/2030 80,874
ONEOK, Inc.
86,000 5.700%,  11/1/2054 81,190
42,000 5.650%,  11/1/2028 43,554
78,000 4.750%,  10/15/2031 78,025
Ovintiv, Inc.
63,000 7.200%,  11/1/2031 69,475
PBF Holding Company, LLC/PBF
Finance Corporation
88,000 6.000%,  2/15/2028 87,459
Permian Resources Operating,
LLC
40,000 6.250%,  2/1/2033
a
40,746
Phillips 66 Company
26,000 6.200%,  3/15/2056
b
26,070
Pioneer Natural Resources
Company
63,000 1.900%,  8/15/2030 56,579
Plains All American Pipeline, LP/
PAA Finance Corporation
103,000 4.650%,  10/15/2025 103,001
Prairie Acquiror, LP
83,000 9.000%,  8/1/2029
a
86,412
Precision Drilling Corporation
59,000 6.875%,  1/15/2029
a
59,317
Range Resources Corporation
98,000 4.750%,  2/15/2030
a
95,856
Rockies Express Pipeline, LLC
66,000 4.950%,  7/15/2029
a
65,465
Saturn Oil & Gas, Inc.
24,000 9.625%,  6/15/2029
a,f
24,863
Schlumberger Holdings
Corporation
27,000 4.300%,  5/1/2029
a
27,110
SESI, LLC
35,000 7.875%,  9/30/2030
a,e
35,000
SM Energy Company
41,000 6.500%,  7/15/2028 41,267
34,000 7.000%,  8/1/2032
a
34,026
South Bow USA Infrastructure
Holdings, LLC
30,000 5.584%,  10/1/2034 30,161
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
50,000 5.875%,  3/1/2027 49,856
Sunoco, LP
59,000 7.000%,  5/1/2029
a
61,089
72,000 5.875%,  3/15/2034
a
71,377
Sunoco, LP/Sunoco Finance
Corporation
64,000 5.875%,  3/15/2028 64,017

Multisector Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  82.7% Value
Energy  4.4% - continued
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
$ 35,000 5.500%,  1/15/2028
a
$ 34,822
76,000 7.375%,  2/15/2029
a
78,268
90,000 6.750%,  3/15/2034
a
89,097
Talos Production, Inc.
22,000 9.000%,  2/1/2029
a
22,749
Targa Resources Corporation
42,000 6.125%,  5/15/2055 42,233
Targa Resources Partners, LP
115,000 4.875%,  2/1/2031 115,336
TGNR Intermediate Holdings, LLC
129,000 5.500%,  10/15/2029
a
126,232
Tidewater, Inc.
19,000 9.125%,  7/15/2030
a
20,377
TotalEnergies Capital SA
102,000 5.488%,  4/5/2054 100,886
TransCanada Trust
60,000 5.875%,  8/15/2076
b
60,036
Transocean International, Ltd.
51,750 8.750%,  2/15/2030
a
54,450
UGI Corporation, Convertible
20,000 5.000%,  6/1/2028 25,563
USA Compression Partners, LP/
USA Compression Finance
Corporation
90,000 7.125%,  3/15/2029
a
92,819
54,000 6.250%,  10/1/2033
a
54,207
Valaris, Ltd.
119,000 8.375%,  4/30/2030
a
123,503
Venture Global LNG, Inc.
188,000 8.125%,  6/1/2028
a
194,593
77,000 9.000%,  9/30/2029
a,b,h
76,313
73,000 8.375%,  6/1/2031
a
76,648
85,000 9.875%,  2/1/2032
a,f
92,541
Venture Global Plaquemines LNG,
LLC
35,000 6.500%,  1/15/2034
a
36,843
40,000 7.750%,  5/1/2035
a
45,148
81,000 6.750%,  1/15/2036
a
86,036
Vital Energy, Inc.
59,000 7.750%,  7/31/2029
a
58,428
59,000 7.875%,  4/15/2032
a,f
57,274
Williams Companies, Inc.
65,000 4.900%,  3/15/2029 66,204
42,000 2.600%,  3/15/2031 38,135
23,000 5.600%,  3/15/2035 23,868
Total 7,850,341
Financials  11.9%
Acrisure, LLC/Acrisure Finance,
Inc.
15,000 4.250%,  2/15/2029
a
14,451
17,000 7.500%,  11/6/2030
a
17,710
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
25,000 6.950%,  3/10/2055
b
26,167
108,000 3.000%,  10/29/2028 104,079
Agree, LP
34,000 5.625%,  6/15/2034 35,399
Air Lease Corporation
52,000 4.650%,  6/15/2026
b,h
51,316
Principal
Amount Long-Term Fixed Income  82.7% Value
Financials  11.9% - continued
$ 52,000 3.125%,  12/1/2030 $ 48,074
Aircastle, Ltd.
51,000 5.250%,  6/15/2026
a,b,h
50,720
51,000 2.850%,  1/26/2028
a
49,178
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
51,000 4.250%,  10/15/2027
a
50,153
64,000 6.750%,  4/15/2028
a
65,134
69,000 7.000%,  1/15/2031
a
71,293
Ally Financial, Inc.
112,000 4.700%,  5/15/2026
b,h
109,080
138,000 8.000%,  11/1/2031 157,316
79,000 6.700%,  2/14/2033
f
82,289
American Express Company
35,000 3.550%,  9/15/2026
b,h
34,331
65,000 6.338%,  10/30/2026
b
65,110
American Homes 4 Rent, LP
36,000 4.950%,  6/15/2030 36,656
American International Group, Inc.
76,000 5.125%,  3/27/2033 78,183
Americold Realty Operating
Partnership, LP
61,000 5.600%,  5/15/2032
f
61,739
Ameriprise Financial, Inc.
85,000 5.200%,  4/15/2035 86,586
AmWINS Group, Inc.
42,000 6.375%,  2/15/2029
a
42,854
55,000 4.875%,  6/30/2029
a
53,454
Aon North America, Inc.
66,000 5.750%,  3/1/2054 66,467
Apollo Debt Solutions BDC
71,000 6.700%,  7/29/2031 75,247
Ares Capital Corporation
35,000 5.875%,  3/1/2029 36,010
Ares Strategic Income Fund
138,000 5.450%,  9/9/2028
a
139,076
Arthur J. Gallagher & Company
49,000 5.750%,  7/15/2054 48,832
Aviation Capital Group, LLC
41,000 4.875%,  10/1/2025
a
41,000
Avolon Holdings Funding, Ltd.
62,000 5.750%,  3/1/2029
a
64,189
83,000 5.375%,  5/30/2030
a
85,140
Azorra Finance, Ltd.
110,000 7.750%,  4/15/2030
a
115,763
Banco Santander SA
29,000 4.750%,  11/12/2026
b,h
28,493
Bank of America Corporation
85,000 6.125%,  4/27/2027
b,h
85,964
89,000 4.376%,  4/27/2028
b
89,321
126,000 3.593%,  7/21/2028
b
124,845
60,000 5.819%,  9/15/2029
b
62,742
202,000 3.974%,  2/7/2030
b
200,510
80,000 5.162%,  1/24/2031
b
82,567
149,000 2.687%,  4/22/2032
b
135,736
62,000 2.572%,  10/20/2032
b
55,568
92,000 2.972%,  2/4/2033
b
83,779
49,000 5.468%,  1/23/2035
b
51,167
164,000 5.425%,  8/15/2035
b
167,298
45,000 3.846%,  3/8/2037
b
42,043
Bank of Montreal
46,000 3.088%,  1/10/2037
b
40,947

Multisector Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  82.7% Value
Financials  11.9% - continued
Bank of New York Mellon
Corporation
$ 39,000 4.596%,  7/26/2030
b
$ 39,634
50,000 5.950%,  12/20/2030
b,h
50,558
30,000 6.474%,  10/25/2034
b
33,437
Bank of Nova Scotia
43,000 6.875%,  10/27/2085
b,e
42,872
Barclays plc
61,000 6.125%,  12/15/2025
b,h
61,010
50,000 5.501%,  8/9/2028
b
51,074
64,000 4.972%,  5/16/2029
b
64,952
54,000 6.224%,  5/9/2034
b
58,092
35,000 7.119%,  6/27/2034
b
39,127
BlackRock Funding, Inc.
35,000 5.250%,  3/14/2054 34,132
Blackstone Private Credit Fund
90,000 5.600%,  11/22/2029 91,579
62,000 5.050%,  9/10/2030 61,279
Blue Owl Credit Income
Corporation
68,000 4.700%,  2/8/2027
f
67,883
Blue Owl Technology Finance
Corporation
20,000 4.750%,  12/15/2025
a
19,950
84,000 6.100%,  3/15/2028
a
85,080
18,000 6.750%,  4/4/2029 18,571
BNP Paribas SA
66,000 3.132%,  1/20/2033
a,b
60,064
30,000 7.450%,  6/27/2035
a,b,h
31,312
Boston Properties, LP, Convertible
25,000 2.000%,  10/1/2030
a
24,900
Brixmor Operating Partnership, LP
83,000 2.250%,  4/1/2028 79,049
Brookfield Asset Management,
Ltd.
11,000 6.077%,  9/15/2055 11,414
Brookfield Finance, Inc.
51,000 5.813%,  3/3/2055 51,379
Brown & Brown, Inc.
27,000 6.250%,  6/23/2055 28,411
23,000 5.550%,  6/23/2035 23,659
Burford Capital Global Finance,
LLC
120,000 9.250%,  7/1/2031
a
127,508
38,000 7.500%,  7/15/2033
a
38,669
Capital Automotive REIT
384,000
4.400%,  10/15/2054, Ser.
2024-3A, Class A1
a
374,029
Capital One Financial Corporation
60,000 3.950%,  9/1/2026
b,f,h
58,901
69,000 3.273%,  3/1/2030
b
66,496
22,000 6.700%,  11/29/2032 24,271
Capital One NA
84,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
86,980
Capital Southwest Corporation,
Convertible
3,000 5.125%,  11/15/2029 2,955
Charles Schwab Corporation
58,000 4.000%,  6/1/2026
b,h
57,348
41,000 6.136%,  8/24/2034
b
44,661
CHL Mortgage Pass-Through Trust
14,696
6.314%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
14,416
Principal
Amount Long-Term Fixed Income  82.7% Value
Financials  11.9% - continued
$ 68,422
6.000%,  4/25/2037, Ser.
2007-3, Class A18 $ 30,860
Citadel, LP
49,000 6.375%,  1/23/2032
a
51,862
Citigroup, Inc.
53,000 4.000%,  12/10/2025
b,h
52,794
90,000 3.875%,  2/18/2026
b,h
89,169
83,000 1.462%,  6/9/2027
b
81,421
98,000 3.070%,  2/24/2028
b
96,496
27,000 7.375%,  5/15/2028
b,h
28,132
47,000 7.625%,  11/15/2028
b,h
49,343
168,000 4.075%,  4/23/2029
b
167,593
32,000 7.125%,  8/15/2029
b,h
33,060
30,000 6.950%,  2/15/2030
b,h
30,810
63,000 6.875%,  8/15/2030
b,h
64,925
112,000 4.952%,  5/7/2031
b
114,128
41,000 6.174%,  5/25/2034
b
43,625
45,000 7.000%,  8/15/2034
b,h
47,797
70,000 6.020%,  1/24/2036
b
73,331
99,000 5.174%,  9/11/2036
b
100,005
Citizens Financial Group, Inc.
48,000 4.000%,  10/6/2026
b,h
47,038
42,000 5.718%,  7/23/2032
b
43,854
CNA Financial Corporation
53,000 5.125%,  2/15/2034 53,483
Coinbase Global, Inc., Convertible
56,000 0.500%,  6/1/2026
f
62,160
41,000 0.250%,  4/1/2030 51,475
21,000 Zero Coupon,  10/1/2032
a
23,194
Comerica, Inc.
15,000 5.982%,  1/30/2030
b
15,610
Commonwealth Bank of Australia
51,000 2.688%,  3/11/2031
a
46,137
COPT Defense Properties, LP
82,000 2.250%,  3/15/2026 81,164
COPT Defense Properties, LP,
Convertible
12,000 5.250%,  9/15/2028
a
13,690
Corebridge Financial, Inc.
72,000 6.375%,  9/15/2054
b
73,901
39,000 6.875%,  12/15/2052
b
39,993
35,000 6.050%,  9/15/2033 37,347
35,000 5.750%,  1/15/2034 36,816
Countrywide Home Loan
Mortgage Pass Through Trust
59,969
5.147%,  11/25/2035, Ser.
2005-22, Class 2A1
b
49,533
Cousins Properties, LP
14,000 5.375%,  2/15/2032 14,354
Credit Agricole SA
42,000 3.250%,  1/14/2030
a
39,624
Credit Suisse Group AG
64,000 7.250%,  N/A
*,j
5,440
110,000 7.500%,  N/A
*,j
9,350
Dai-ichi Life Insurance Company,
Ltd.
60,000 6.200%,  1/16/2035
a,b,h
62,368
Deutsche Bank AG/New York, NY
143,000 2.129%,  11/24/2026
b
142,476
90,000 2.311%,  11/16/2027
b
88,031
68,000 3.742%,  1/7/2033
b
62,632
Digital Realty Trust, LP, Convertible
32,000 1.875%,  11/15/2029
a
33,600

Multisector Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  82.7% Value
Financials  11.9% - continued
Elevance Health, Inc.
$ 72,000 5.650%,  6/15/2054 $ 70,764
133,000 2.550%,  3/15/2031 120,751
Encore Capital Group, Inc.
55,000 9.250%,  4/1/2029
a
58,034
25,000 8.500%,  5/15/2030
a
26,549
Encore Capital Group, Inc.,
Convertible
20,000 4.000%,  3/15/2029 19,745
ERP Operating, LP
77,000 4.950%,  6/15/2032 78,924
Essential Properties, LP
67,000 5.400%,  12/1/2035 67,251
Fairfax Financial Holdings, Ltd.
50,000 6.350%,  3/22/2054 52,843
Federal Realty OP, LP, Convertible
13,000 3.250%,  1/15/2029
a
13,201
Fifth Third Bancorp
40,000 4.772%,  7/28/2030
b
40,450
Fifth Third Bank NA
111,000 3.850%,  3/15/2026
f
110,795
First Citizens BancShares, Inc./NC
86,000 5.600%,  9/5/2035
b
85,773
FirstCash, Inc.
122,000 5.625%,  1/1/2030
a
121,823
Franklin BSP Capital Corporation
62,000 6.000%,  10/2/2030
a,e
61,321
Freedom Mortgage Holdings, LLC
113,000 9.250%,  2/1/2029
a
118,896
48,000 9.125%,  5/15/2031
a
51,050
18,000 8.375%,  4/1/2032
a
18,867
37,000 7.875%,  4/1/2033
a
38,117
FS KKR Capital Corporation
42,000 2.625%,  1/15/2027
f
40,808
FTAI Aviation Investors, LLC
51,000 5.500%,  5/1/2028
a
51,008
52,000 7.000%,  5/1/2031
a
54,395
30,000 7.000%,  6/15/2032
a
31,396
GGAM Finance, Ltd.
52,000 8.000%,  6/15/2028
a
55,040
91,000 5.875%,  3/15/2030
a
92,137
Global Aircraft Leasing Company,
Ltd.
50,000 8.750%,  9/1/2027
a
51,657
Global Net Lease, Inc.
33,000 4.500%,  9/30/2028
a
32,282
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
69,000 3.750%,  12/15/2027
a
66,972
goeasy, Ltd.
13,000 7.625%,  7/1/2029
a
13,174
75,000 6.875%,  2/15/2031
a
72,660
Goldman Sachs BDC, Inc.
26,000 6.375%,  3/11/2027 26,595
76,000 5.650%,  9/9/2030 76,443
Goldman Sachs Group, Inc.
26,000
7.379%,  (H15T 5Y +
3.623%), 2/10/2026
b,h
26,254
45,000 3.650%,  8/10/2026
b,h
44,076
75,000 4.125%,  11/10/2026
b,h
73,751
135,000 1.948%,  10/21/2027
b
131,823
45,000 2.640%,  2/24/2028
b
44,054
Principal
Amount Long-Term Fixed Income  82.7% Value
Financials  11.9% - continued
$ 132,000 3.615%,  3/15/2028
b
$ 131,010
86,000 4.482%,  8/23/2028
b
86,538
84,000 3.814%,  4/23/2029
b
83,284
42,000 2.615%,  4/22/2032
b
38,103
42,000 2.383%,  7/21/2032
b
37,485
32,000 6.125%,  11/10/2034
b,f,h
32,477
77,000 5.330%,  7/23/2035
b
79,267
121,000 5.016%,  10/23/2035
b
121,804
Hartford Insurance Group, Inc.
42,000 2.800%,  8/19/2029 39,729
44,000
6.598%,  (TSFR3M +
2.387%), 2/12/2047
a,b
41,125
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
11,000 3.750%,  8/15/2028
a
13,745
Hercules Capital, Inc., Convertible
7,000 4.750%,  9/1/2028
a
6,954
HSBC Holdings plc
118,000 4.583%,  6/19/2029
b
118,835
50,000 2.804%,  5/24/2032
b
45,320
HUB International, Ltd.
69,000 7.250%,  6/15/2030
a
71,960
Huntington Bancshares, Inc./OH
30,000 4.450%,  10/15/2027
b,h
29,555
77,000 5.709%,  2/2/2035
b
80,255
67,000 6.141%,  11/18/2039
b
69,721
Huntington Bank Auto Credit-
Linked Notes
224,005
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
226,180
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
15,000 6.250%,  5/15/2026 14,982
129,000 5.250%,  5/15/2027 126,800
Invitation Homes Operating
Partnership, LP
72,000 2.000%,  8/15/2031 62,213
80,000 4.950%,  1/15/2033 80,388
Jane Street Group/JSG Finance,
Inc.
79,000 4.500%,  11/15/2029
a
77,122
26,000 7.125%,  4/30/2031
a
27,271
45,000 6.125%,  11/1/2032
a
45,610
60,000 6.750%,  5/1/2033
a
62,318
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
54,000 5.000%,  8/15/2028
a
52,174
64,000 6.625%,  10/15/2031
a
64,426
Jefferson Capital Holdings, LLC
44,000 6.000%,  8/15/2026
a
43,989
108,000 9.500%,  2/15/2029
a
113,748
JPMorgan Chase & Company
35,000 3.650%,  6/1/2026
b,h
34,616
96,000 1.045%,  11/19/2026
b
95,570
105,000 2.947%,  2/24/2028
b
103,352
126,000 4.005%,  4/23/2029
b
125,685
41,000 2.069%,  6/1/2029
b
38,904
33,000 6.500%,  4/1/2030
b,h
34,159
168,000 4.493%,  3/24/2031
b
169,577
45,000 2.963%,  1/25/2033
b
41,168
39,000 4.912%,  7/25/2033
b
39,769
42,000 5.717%,  9/14/2033
b
44,416
30,000 5.350%,  6/1/2034
b
31,259
25,000 6.254%,  10/23/2034
b
27,548

Multisector Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  82.7% Value
Financials  11.9% - continued
$ 16,000 5.336%,  1/23/2035
b
$ 16,630
50,000 5.766%,  4/22/2035
b
53,269
40,000 5.502%,  1/24/2036
b
41,848
75,000 5.534%,  11/29/2045
b
77,128
KeyBank NA/Cleveland, OH
63,000 3.900%,  4/13/2029 61,635
82,000 5.000%,  1/26/2033 82,528
Kilroy Realty, LP
55,000 4.250%,  8/15/2029 53,956
67,000 5.875%,  10/15/2035 67,892
Kite Realty Group, LP, Convertible
2,000 0.750%,  4/1/2027
a
2,032
Liberty Mutual Group, Inc.
28,000 4.125%,  12/15/2051
a,b
27,501
Lincoln National Corporation
29,000
6.804%,  (TSFR3M +
2.619%), 11/17/2025
b
24,924
Lloyds Banking Group plc
124,000 1.627%,  5/11/2027
b
122,004
LPL Holdings, Inc.
88,000 4.900%,  4/3/2028 88,951
M&T Bank Corporation
99,000 3.500%,  9/1/2026
b,h
95,393
Macquarie AirFinance Holdings,
Ltd.
4,000 6.400%,  3/26/2029
a
4,212
70,000 5.150%,  3/17/2030
a
70,979
Macquarie Group, Ltd.
83,000 1.629%,  9/23/2027
a,b
80,889
Marsh & McLennan Companies,
Inc.
45,000 2.375%,  12/15/2031 40,073
MetLife, Inc.
27,000 6.350%,  3/15/2055
b
28,687
36,000 5.875%,  3/15/2028
b,h
37,018
47,000 6.400%,  12/15/2036 49,459
Metropolitan Life Global Funding I
68,000 2.950%,  4/9/2030
a
64,303
Mid-America Apartments, LP
84,000 4.200%,  6/15/2028 84,241
Mitsubishi UFJ Financial Group,
Inc.
81,000 1.538%,  7/20/2027
b
79,268
Mizuho Financial Group, Inc.
84,000 2.564%,  9/13/2031 74,377
39,000 5.748%,  7/6/2034
b
41,438
Molina Healthcare, Inc.
22,000 4.375%,  6/15/2028
a
21,455
50,000 6.250%,  1/15/2033
a
50,555
Morgan Stanley
51,000 5.516%,  11/19/2055
b
51,552
61,000 0.985%,  12/10/2026
b
60,599
82,000 1.512%,  7/20/2027
b
80,243
30,000 5.123%,  2/1/2029
b
30,646
76,000 3.622%,  4/1/2031
b
73,743
45,000 2.943%,  1/21/2033
b
40,912
40,000 4.889%,  7/20/2033
b
40,616
43,000 5.250%,  4/21/2034
b
44,343
25,000 5.831%,  4/19/2035
b
26,651
29,000 5.587%,  1/18/2036
b
30,363
85,000 2.484%,  9/16/2036
b
73,833
Nasdaq, Inc.
28,000 5.350%,  6/28/2028 28,871
Principal
Amount Long-Term Fixed Income  82.7% Value
Financials  11.9% - continued
Nationstar Mortgage Holdings,
Inc.
$ 24,000 5.500%,  8/15/2028
a
$ 24,000
76,000 5.125%,  12/15/2030
a
76,669
20,000 7.125%,  2/1/2032
a
20,876
NatWest Group plc
42,000 4.892%,  5/18/2029
b
42,660
83,000 6.475%,  6/1/2034
b
87,306
Navient Corporation
30,000 5.000%,  3/15/2027 29,865
New York Life Global Funding
44,000 4.550%,  1/28/2033
a
43,936
27,000 5.000%,  1/9/2034
a
27,622
Nippon Life Insurance Company
130,000 5.950%,  4/16/2054
a,b
135,602
Nomura Holdings, Inc.
62,000 2.172%,  7/14/2028 58,578
63,000 5.783%,  7/3/2034 66,718
North Haven Private Income Fund,
LLC
20,000 5.125%,  9/25/2028
a
19,897
Northwestern Mutual Life
Insurance Company
72,000 6.170%,  5/29/2055
a
77,454
Omega Healthcare Investors, Inc.
106,000 5.200%,  7/1/2030 107,613
OneMain Finance Corporation
37,000 3.500%,  1/15/2027 36,161
41,000 6.750%,  3/15/2032 41,759
166,000 7.125%,  9/15/2032 171,484
Osaic Holdings, Inc.
57,000 6.750%,  8/1/2032
a
58,872
Panther Escrow Issuer, LLC
51,000 7.125%,  6/1/2031
a
53,046
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
123,000 4.875%,  5/15/2029
a
119,925
Pebblebrook Hotel Trust,
Convertible
61,000 1.750%,  12/15/2026 60,115
56,000 1.625%,  1/15/2030
a
55,058
PennyMac Financial Services, Inc.
19,000 7.125%,  11/15/2030
a
19,784
60,000 6.875%,  5/15/2032
a
62,172
18,000 6.750%,  2/15/2034
a
18,362
Phoenix Aviation Capital, Ltd.
61,000 9.250%,  7/15/2030
a
64,899
PNC Bank NA
42,000 2.700%,  10/22/2029 39,515
PNC Financial Services Group,
Inc.
43,000 6.200%,  9/15/2027
b,h
43,714
31,000 5.582%,  6/12/2029
b
32,123
45,000 6.250%,  3/15/2030
b,h
46,175
30,000 6.875%,  10/20/2034
b
33,989
PRA Group, Inc.
80,000 8.375%,  2/1/2028
a
81,825
Prologis Targeted US Logistics
Fund, LP
46,000 5.250%,  4/1/2029
a
47,477
57,000 5.250%,  1/15/2035
a
58,296
Prologis, LP
41,000 5.250%,  3/15/2054 39,665

Multisector Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  82.7% Value
Financials  11.9% - continued
Provident Financing Trust I
$ 47,000 7.405%,  3/15/2038
f
$ 51,110
Prudential Financial, Inc.
45,000 5.125%,  3/1/2052
b
45,163
65,000 6.750%,  3/1/2053
b
70,097
90,000 6.500%,  3/15/2054
b
96,309
42,000 3.700%,  10/1/2050
b
39,232
Realty Income Corporation
68,000 3.200%,  1/15/2027 67,207
Regency Centers, LP
45,000 5.250%,  1/15/2034 46,249
Reinsurance Group of America,
Inc.
35,000 6.000%,  9/15/2033 37,422
50,000 5.750%,  9/15/2034 52,274
RenaissanceRe Holdings, Ltd.
85,000 5.800%,  4/1/2035 89,125
Rexford Industrial Realty, LP,
Convertible
13,000 4.375%,  3/15/2027
a
12,987
28,000 4.125%,  3/15/2029
a
28,196
RGA Global Funding
26,000 5.500%,  1/11/2031
a
27,125
RHP Hotel Properties, LP/RHP
Finance Corporation
25,000 4.750%,  10/15/2027 24,890
48,000 4.500%,  2/15/2029
a
47,075
Rithm Capital Corporation
38,000 8.000%,  7/15/2030
a
38,903
RLJ Lodging Trust, LP
45,000 4.000%,  9/15/2029
a
42,494
Rocket Companies, Inc.
58,000 6.375%,  8/1/2033
a
59,863
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
41,000 3.625%,  3/1/2029
a
39,103
59,000 3.875%,  3/1/2031
a
55,097
27,000 4.000%,  10/15/2033
a
24,659
Royal Bank of Canada
50,000 6.750%,  8/24/2085
b
51,575
Santander Holdings USA, Inc.
47,000 2.490%,  1/6/2028
b
45,861
72,000 5.473%,  3/20/2029
b
73,372
Shift4 Payments, Inc., Convertible
61,000 Zero Coupon,  12/15/2025 62,586
48,000 0.500%,  8/1/2027 47,236
Simon Property Group, LP
35,000 6.250%,  1/15/2034 38,623
Sixth Street Lending Partners
41,000 6.125%,  7/15/2030
a
42,389
SLM Corporation
12,000 6.500%,  1/31/2030 12,505
Societe Generale SA
49,000 1.488%,  12/14/2026
a,b
48,696
44,000 10.000%,  11/14/2028
a,b,h
48,739
Standard Chartered plc
66,000 2.608%,  1/12/2028
a,b
64,565
Starwood Property Trust, Inc.
28,000 4.375%,  1/15/2027
a
27,760
54,000 5.250%,  10/15/2028
a,e
54,016
20,000 6.500%,  10/15/2030
a
20,659
18,000 5.750%,  1/15/2031
a,e
17,989
Principal
Amount Long-Term Fixed Income  82.7% Value
Financials  11.9% - continued
Starwood Property Trust, Inc.,
Convertible
$ 37,000 6.750%,  7/15/2027 $ 39,109
State Street Corporation
29,000 6.700%,  3/15/2029
b,h
30,162
42,000 4.421%,  5/13/2033
b
41,873
Stonex Escrow Issuer, LLC
69,000 6.875%,  7/15/2032
a
71,023
Sumitomo Life Insurance Company
65,000 3.375%,  4/15/2081
a,b
60,206
Sumitomo Mitsui Financial Group,
Inc.
59,000 5.766%,  1/13/2033 63,046
Synchrony Financial
42,000 5.935%,  8/2/2030
b
43,534
53,000 7.250%,  2/2/2033 56,556
Synovus Bank
43,000 5.625%,  2/15/2028 43,901
Toronto-Dominion Bank
40,000 8.125%,  10/31/2082
b
42,277
42,000 4.456%,  6/8/2032 41,968
44,000 5.146%,  9/10/2034
b
44,536
Travelers Companies, Inc.
37,000 5.050%,  7/24/2035 37,659
Truist Bank
42,000 2.250%,  3/11/2030 38,287
Truist Financial Corporation
74,000 6.047%,  6/8/2027
b
74,859
42,000 1.887%,  6/7/2029
b
39,580
100,000 5.100%,  3/1/2030
b,h
99,831
105,000 5.153%,  8/5/2032
b
108,062
25,000 5.711%,  1/24/2035
b
26,234
U.S. Bancorp
59,000 4.548%,  7/22/2028
b
59,447
15,000 5.836%,  6/12/2034
b
15,984
46,000 5.678%,  1/23/2035
b
48,433
UBS Group AG
83,000 3.869%,  1/12/2029
a,b
82,305
United Wholesale Mortgage, LLC
141,000 5.500%,  4/15/2029
a
139,062
UnitedHealth Group, Inc.
106,000 5.375%,  4/15/2054 101,799
Ventas Realty, LP, Convertible
25,000 3.750%,  6/1/2026 32,288
Wells Fargo & Company
32,000 3.900%,  3/15/2026
b,h
31,689
46,000 3.526%,  3/24/2028
b
45,589
99,000 3.584%,  5/22/2028
b
98,107
59,000 4.808%,  7/25/2028
b
59,696
65,000 7.625%,  9/15/2028
b,h
69,577
230,000 4.478%,  4/4/2031
b
231,259
30,000 5.389%,  4/24/2034
b
31,172
28,000 6.491%,  10/23/2034
b
31,111
136,000 5.499%,  1/23/2035
b
141,860
50,000 5.605%,  4/23/2036
b
52,473
Welltower OP, LLC, Convertible
32,000 2.750%,  5/15/2028
a
59,872
23,000 3.125%,  7/15/2029
a
33,776
Westpac Banking Corporation
63,000 4.110%,  7/24/2034
b
61,694
Willis North America, Inc.
33,000 5.900%,  3/5/2054 33,617

Multisector Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  82.7% Value
Financials  11.9% - continued
XHR, LP
$ 88,000 4.875%,  6/1/2029
a
$ 86,189
22,000 6.625%,  5/15/2030
a
22,604
Total 21,030,025
Foreign Government  0.1%
Saudi Arabian Oil Company
54,000 5.750%,  7/17/2054
a
53,703
Teine Energy, Ltd.
64,000 6.875%,  4/15/2029
a
62,967
Total 116,670
Mortgage-Backed Securities  9.9%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
776,060 2.500%,  5/1/2051 662,772
588,883 3.500%,  5/1/2052 542,603
347,172 4.000%,  5/1/2052 330,216
259,658 5.000%,  7/1/2053 259,948
63,241 5.000%,  8/1/2053 63,464
228,835 5.500%,  9/1/2053 233,908
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
276,493 2.500%,  7/1/2030 268,036
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
800,000 5.000%,  10/1/2040
e
808,240
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
214,829 3.500%,  5/1/2040 205,432
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
975,721 3.000%,  1/1/2052 864,693
74,618 2.000%,  2/1/2051 61,041
100,369 2.000%,  2/1/2051 82,107
205,178 2.500%,  2/1/2051 173,155
927,323 2.000%,  3/1/2051 753,478
1,042,794 4.000%,  3/1/2051 1,000,259
1,043,714 3.000%,  3/1/2052 925,206
675,613 2.000%,  4/1/2051 546,740
652,284 5.500%,  4/1/2054 665,711
111,031 2.000%,  5/1/2051 90,396
331,248 3.000%,  5/1/2051 298,032
324,533 4.000%,  6/1/2052 306,722
616,035 2.500%,  7/1/2051 527,966
883,760 4.000%,  7/1/2052 835,259
180,880 3.500%,  8/1/2050 167,790
615,759 3.500%,  8/1/2052 564,532
815,450 4.500%,  8/1/2052 795,237
86,764 5.000%,  8/1/2053 86,973
426,867 3.500%,  9/1/2052 393,793
187,424 3.500%,  9/1/2052 172,670
56,725 5.000%,  9/1/2052 56,772
1,089,846 4.500%,  9/1/2053 1,063,335
310,748 4.000%,  10/1/2052 295,088
108,342 2.000%,  11/1/2051 88,627
231,664 3.500%,  11/1/2052 214,420
502,712 2.000%,  12/1/2050 409,412
1,043,994 4.500%,  12/1/2052 1,022,736
Principal
Amount Long-Term Fixed Income  82.7% Value
Mortgage-Backed Securities  9.9% - continued
$ 125,000 5.000%,  10/1/2048
e
$ 123,957
200,000 3.000%,  10/1/2049
e
175,640
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
372,337 2.500%,  3/1/2062 303,642
289,073 3.500%,  7/1/2061 259,520
149,355 4.000%,  12/1/2061 139,789
New Residential Mortgage Loan
Trust
386,000
3.875%,  1/25/2064, Ser.
2024-RPL1, Class B2
a,b
312,623
PRPM, LLC
150,000
3.250%,  4/25/2055, Ser.
2025-RPL3, Class A3
a,d
140,403
93,167
6.255%,  5/25/2030, Ser.
2025-3, Class A1
a,d
93,378
Total 17,385,721
Technology  3.5%
Accenture Capital, Inc.
69,000 4.500%,  10/4/2034 68,049
Akamai Technologies, Inc.,
Convertible
54,000 1.125%,  2/15/2029 50,652
45,000 0.250%,  5/15/2033
a
45,157
Alphabet, Inc.
46,000 5.250%,  5/15/2055 46,100
Apple, Inc.
90,000 1.650%,  2/8/2031 79,743
173,000 3.750%,  9/12/2047 139,117
Avnet, Inc., Convertible
17,000 1.750%,  9/1/2030
a
17,161
Block, Inc.
36,000 5.625%,  8/15/2030
a
36,474
142,000 6.500%,  5/15/2032 146,971
36,000 6.000%,  8/15/2033
a
36,865
Block, Inc., Convertible
13,000 0.250%,  11/1/2027 11,824
Boost Newco Borrower, LLC
128,000 7.500%,  1/15/2031
a
135,794
Broadcom, Inc.
46,000 4.000%,  4/15/2029
a
45,786
160,000 4.900%,  7/15/2032 163,678
47,000 4.800%,  10/15/2034 47,329
49,000 4.900%,  2/15/2038 48,737
CACI International, Inc.
26,000 6.375%,  6/15/2033
a
26,820
Central Parent, Inc./CDK Global,
Inc.
28,000 7.250%,  6/15/2029
a
24,110
Cisco Systems, Inc.
69,000 5.350%,  2/26/2064 67,742
Clarivate Science Holdings
Corporation
56,000 3.875%,  7/1/2028
a
53,892
Cloud Software Group, Inc.
236,000 6.500%,  3/31/2029
a
238,129
80,000 9.000%,  9/30/2029
a
82,977
CommScope Technologies, LLC
39,000 5.000%,  3/15/2027
a
38,694
CommScope, LLC
41,000 4.750%,  9/1/2029
a
40,737

Multisector Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  82.7% Value
Technology  3.5% - continued
Consensus Cloud Solutions, Inc.
$ 26,000 6.000%,  10/15/2026
a
$ 25,950
CoreWeave, Inc.
56,000 9.000%,  2/1/2031
a
57,393
CSG Systems International, Inc.,
Convertible
41,000 3.875%,  9/15/2028 45,489
Dayforce, Inc., Convertible
57,000 0.250%,  3/15/2026 55,774
Dell, Inc.
45,000 6.500%,  4/15/2038 48,827
Diebold Nixdorf, Inc.
32,000 7.750%,  3/31/2030
a
33,756
Euronet Worldwide, Inc.,
Convertible
25,000 0.625%,  10/1/2030
a
23,812
Fair Isaac Corporation
69,000 6.000%,  5/15/2033
a
69,859
Fiserv, Inc.
67,000 5.350%,  3/15/2031 69,675
22,000 5.600%,  3/2/2033 23,051
67,000 5.450%,  3/15/2034 69,239
94,000 5.150%,  8/12/2034 95,124
Gen Digital, Inc.
63,000 7.125%,  9/30/2030
a
64,870
21,000 6.250%,  4/1/2033
a
21,438
Global Payments, Inc.
65,000 4.950%,  8/15/2027 65,777
Global Payments, Inc., Convertible
56,000 1.500%,  3/1/2031 51,254
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
50,000 3.500%,  3/1/2029
a
47,374
Helios Software Holdings, Inc./ION
Corporate Solutions Finance
SARL
34,000 4.625%,  5/1/2028
a
32,883
Hewlett Packard Enterprise
Company
77,000 4.850%,  10/15/2031 77,804
IBM International Capital Private,
Ltd.
33,000 5.300%,  2/5/2054 31,581
II-VI, Inc.
58,000 5.000%,  12/15/2029
a
57,200
Intel Corporation
115,000 4.900%,  7/29/2045 101,686
InterDigital, Inc., Convertible
13,000 3.500%,  6/1/2027 58,129
ION Trading Technologies SARL
55,000 9.500%,  5/30/2029
a
58,090
Iron Mountain, Inc.
84,000 4.875%,  9/15/2029
a
82,694
30,000 5.250%,  7/15/2030
a
29,669
218,000 4.500%,  2/15/2031
a
208,087
Jabil, Inc.
43,000 5.450%,  2/1/2029 44,374
Kioxia Holdings Corporation
92,000 6.625%,  7/24/2033
a
94,579
Marvell Technology, Inc.
42,000 2.950%,  4/15/2031 38,789
Mastercard, Inc.
46,000 2.000%,  11/18/2031 40,608
Principal
Amount Long-Term Fixed Income  82.7% Value
Technology  3.5% - continued
$ 12,000 4.875%,  5/9/2034 $ 12,284
Microchip Technology, Inc.
20,000 5.050%,  3/15/2029 20,436
Microchip Technology, Inc.,
Convertible
25,000 0.750%,  6/1/2030 24,237
Micron Technology, Inc.
35,000 5.650%,  11/1/2032 36,730
MKS, Inc., Convertible
108,000 1.250%,  6/1/2030 118,260
Moody's Corporation
43,000 4.250%,  8/8/2032 42,459
NCR Atleos Corporation
42,000 9.500%,  4/1/2029
a
45,466
NCR Voyix Corporation
36,000 5.000%,  10/1/2028
a
35,462
43,000 5.125%,  4/15/2029
a
42,309
Neptune Bidco US, Inc.
79,000 9.290%,  4/15/2029
a
77,554
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
42,000 4.300%,  6/18/2029 41,949
ON Semiconductor Corporation,
Convertible
41,000 Zero Coupon,  5/1/2027 46,658
75,000 0.500%,  3/1/2029 69,200
Open Text Holdings, Inc.
90,000 4.125%,  2/15/2030
a
85,257
Oracle Corporation
88,000 5.375%,  9/27/2054 80,839
121,000 6.900%,  11/9/2052 134,631
59,000 5.250%,  2/3/2032 60,826
46,000 4.800%,  9/26/2032 46,055
49,000 5.875%,  9/26/2045 49,133
Paychex, Inc.
23,000 5.600%,  4/15/2035 24,078
PayPal Holdings, Inc.
72,000 5.500%,  6/1/2054 72,233
Pitney Bowes, Inc.
26,000 6.875%,  3/15/2027
a
25,979
RingCentral, Inc.
115,000 8.500%,  8/15/2030
a
122,364
Rocket Software, Inc.
63,000 9.000%,  11/28/2028
a
64,942
Sabre GLBL, Inc.
39,000 11.125%,  7/15/2030
a
37,770
Seagate Data Storage Technology,
Private Ltd.
93,330 9.625%,  12/1/2032
a
105,713
Semtech Corporation, Convertible
31,000 1.625%,  11/1/2027 60,993
Sensata Technologies BV
100,000 4.000%,  4/15/2029
a
95,967
Sensata Technologies, Inc.
28,000 3.750%,  2/15/2031
a
25,841
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
75,000 6.750%,  8/15/2032
a
77,542
SS&C Technologies, Inc.
104,000 5.500%,  9/30/2027
a
103,820
22,000 6.500%,  6/1/2032
a
22,744
Synaptics, Inc., Convertible
42,000 0.750%,  12/1/2031
a
41,349

Multisector Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  82.7% Value
Technology  3.5% - continued
Synopsys, Inc.
$ 52,000 5.700%,  4/1/2055 $ 52,480
Texas Instruments, Inc.
30,000 5.150%,  2/8/2054 28,928
UKG, Inc.
60,000 6.875%,  2/1/2031
a
61,910
Verint Systems, Inc., Convertible
29,000 0.250%,  4/15/2026
f
28,348
Verisk Analytics, Inc.
29,000 5.250%,  3/15/2035 29,564
Viavi Solutions, Inc.
40,000 3.750%,  10/1/2029
a
37,713
Viavi Solutions, Inc., Convertible
29,000 1.625%,  3/15/2026 30,414
20,000 0.625%,  3/1/2031
a
21,963
Vishay Intertechnology, Inc.,
Convertible
74,000 2.250%,  9/15/2030 67,199
VMware, LLC
141,000 4.700%,  5/15/2030 142,743
61,000 2.200%,  8/15/2031 53,803
Western Digital Corporation,
Convertible
44,000 3.000%,  11/15/2028
f
141,130
Xerox Corporation
30,000 10.250%,  10/15/2030
a
30,475
Xerox Holdings Corporation
26,000 5.500%,  8/15/2028
a
15,275
Ziff Davis, Inc., Convertible
18,000 3.625%,  3/1/2028
a
17,347
Total 6,227,745
Transportation  0.9%
Air Canada
43,000 3.875%,  8/15/2026
a
42,610
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
57,000 5.500%,  4/20/2026
a
57,025
76,568 5.750%,  4/20/2029
a
76,861
Avianca Midco 2 plc
30,000 9.000%,  12/1/2028
a
29,962
40,000 9.625%,  2/14/2030
a
39,788
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
71,000 5.375%,  3/1/2029
a,f
69,237
Burlington Northern Santa Fe, LLC
36,000 5.500%,  3/15/2055 36,081
DCLI Bidco, LLC
44,000 7.750%,  11/15/2029
a
45,750
Delta Air Lines, Inc.
91,000 4.375%,  4/19/2028
f
91,028
93,000 5.250%,  7/10/2030 94,878
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
7,924 4.500%,  10/20/2025
a,f
7,914
ERAC USA Finance, LLC
51,000 5.200%,  10/30/2034
a
52,660
Norfolk Southern Corporation
65,000 4.450%,  3/1/2033 64,613
66,000 5.100%,  5/1/2035 67,386
OneSky Flight, LLC
71,000 8.875%,  12/15/2029
a
74,660
Principal
Amount Long-Term Fixed Income  82.7% Value
Transportation  0.9% - continued
Penske Truck Leasing Company,
LP/PTL Finance Corporation
$ 41,000 1.200%,  11/15/2025
a
$ 40,828
42,000 1.700%,  6/15/2026
a
41,222
Rand Parent, LLC
108,000 8.500%,  2/15/2030
a,f
112,219
RXO, Inc.
40,000 7.500%,  11/15/2027
a
40,673
Ryder System, Inc.
51,000 2.850%,  3/1/2027 50,101
53,000 4.850%,  6/15/2030 54,078
Southwest Airlines Company
42,000 5.125%,  6/15/2027 42,508
Stena International SA
87,000 7.250%,  1/15/2031
a
88,698
Union Pacific Corporation
35,000 5.600%,  12/1/2054 35,543
United Airlines, Inc.
89,000 4.625%,  4/15/2029
a
87,637
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
36,000 7.875%,  5/1/2027
a
36,561
60,000 6.375%,  2/1/2030
a,f
58,481
Watco Companies, LLC/Watco
Finance Corporation
36,000 7.125%,  8/1/2032
a
37,263
Total 1,576,265
U.S. Government & Agencies  6.0%
U.S. Treasury Notes
900,000 4.250%,  12/31/2025 900,626
800,000 4.625%,  6/30/2026 804,788
5,300,000 4.375%,  7/31/2026 5,325,423
1,980,000 1.250%,  12/31/2026 1,921,141
300,000 3.875%,  5/31/2027 301,043
300,000 4.125%,  7/31/2028 303,984
450,000 4.125%,  11/15/2032 455,238
400,000 3.375%,  5/15/2033 384,219
100,000 4.500%,  11/15/2033 103,391
Total 10,499,853
Utilities  3.1%
AEP Texas, Inc.
33,000 5.850%,  10/15/2055 32,852
AES Corporation
59,000 7.600%,  1/15/2055
b
61,115
81,000 3.950%,  7/15/2030
a
78,216
Algonquin Power & Utilities
Corporation
141,000 4.750%,  1/18/2082
b
137,581
Alliant Energy Corporation,
Convertible
21,000 3.875%,  3/15/2026 22,585
13,000 3.250%,  5/30/2028
a
13,396
Alpha Generation, LLC
38,000 6.750%,  10/15/2032
a
39,227
Ameren Corporation
52,000 1.750%,  3/15/2028 49,117
American Electric Power
Company, Inc.
48,000 6.950%,  12/15/2054
b
51,948
42,000 2.300%,  3/1/2030 38,438

Multisector Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  82.7% Value
Utilities  3.1% - continued
American Water Capital
Corporation
$ 33,000 5.700%,  9/1/2055 $ 33,517
American Water Capital
Corporation, Convertible
31,000 3.625%,  6/15/2026 31,043
Arizona Public Service Company
37,000 5.550%,  8/1/2033 38,699
Atmos Energy Corporation
50,000 5.450%,  1/15/2056
e
49,419
52,000 5.000%,  12/15/2054 48,401
Calpine Corporation
85,000 4.500%,  2/15/2028
a
84,641
CenterPoint Energy, Inc.
45,000 7.000%,  2/15/2055
b
46,892
14,000 6.700%,  5/15/2055
b
14,458
62,000 1.450%,  6/1/2026 60,847
63,000 2.650%,  6/1/2031 57,020
CenterPoint Energy, Inc.,
Convertible
31,000 4.250%,  8/15/2026 34,410
23,000 3.000%,  8/1/2028
a
23,353
CMS Energy Corporation,
Convertible
3,000 3.375%,  5/1/2028 3,285
Consolidated Edison Company of
New York, Inc.
109,000 5.700%,  5/15/2054 111,717
Constellation Energy Generation,
LLC
51,000 5.750%,  3/15/2054 51,675
43,000 5.800%,  3/1/2033 45,936
Dominion Energy, Inc.
59,000 6.875%,  2/1/2055
b
61,754
59,000 7.000%,  6/1/2054
b
63,973
52,000 3.375%,  4/1/2030 49,947
DTE Energy Company
39,000 4.875%,  6/1/2028 39,676
Duke Energy Carolinas, LLC
88,000 5.400%,  1/15/2054 87,254
Duke Energy Corporation
52,000 3.250%,  1/15/2082
b
50,181
61,000 5.800%,  6/15/2054 61,627
32,000 6.450%,  9/1/2054
b
33,801
26,000 2.450%,  6/1/2030 23,929
43,000 4.500%,  8/15/2032 42,729
35,000 5.750%,  9/15/2033 37,176
Duke Energy Corporation,
Convertible
51,000 4.125%,  4/15/2026 54,748
Duke Energy Ohio, Inc.
33,000 5.550%,  3/15/2054 32,965
Edison International
44,000 7.875%,  6/15/2054
b,f
44,831
65,000 5.000%,  12/15/2026
b,h
61,587
Entergy Louisiana, LLC
45,000 5.800%,  3/15/2055 46,074
Evergy, Inc., Convertible
32,000 4.500%,  12/15/2027 40,208
Eversource Energy
73,000 4.600%,  7/1/2027 73,412
Exelon Corporation
137,000 5.600%,  3/15/2053 133,929
42,000 4.050%,  4/15/2030 41,545
Principal
Amount Long-Term Fixed Income  82.7% Value
Utilities  3.1% - continued
Fells Point Funding Trust
$ 100,000 3.046%,  1/31/2027
a
$ 98,380
FirstEnergy Corporation,
Convertible
13,000 4.000%,  5/1/2026 13,501
39,000 3.625%,  1/15/2029
a
41,352
33,000 3.875%,  1/15/2031
a
35,607
Georgia Power Company
27,000 4.950%,  5/17/2033 27,543
Hawaiian Electric Company, Inc.
18,000 6.000%,  10/1/2033
a
18,156
ITC Holdings Corporation
42,000 4.950%,  9/22/2027
a
42,499
Jersey Central Power & Light
Company
86,000 2.750%,  3/1/2032
a
76,894
Lightning Power, LLC
76,000 7.250%,  8/15/2032
a
80,462
Long Ridge Energy, LLC
63,000 8.750%,  2/15/2032
a
64,758
MidAmerican Energy Company
133,000 5.300%,  2/1/2055 129,403
National Rural Utilities Cooperative
Finance Corporation
22,000 4.850%,  2/7/2029 22,503
NextEra Energy Capital Holdings,
Inc.
71,000 5.900%,  3/15/2055 73,172
20,000 3.800%,  3/15/2082
b
19,503
64,000 6.750%,  6/15/2054
b
68,783
42,000 2.250%,  6/1/2030 38,347
30,000 5.300%,  3/15/2032 31,154
NextEra Energy Capital Holdings,
Inc., Convertible
24,000 3.000%,  3/1/2027 28,344
NiSource, Inc.
15,000 6.375%,  3/31/2055
b
15,525
69,000 5.850%,  4/1/2055 69,975
34,000 6.950%,  11/30/2054
b
35,382
42,000 2.950%,  9/1/2029 40,066
Northern States Power Company/
MN
31,000 5.400%,  3/15/2054 30,733
NRG Energy, Inc.
53,000 2.000%,  12/2/2025
a
52,720
50,000 10.250%,  3/15/2028
a,b,h
54,518
51,000 3.375%,  2/15/2029
a
48,211
75,000 5.250%,  6/15/2029
a
74,757
35,000 6.000%,  2/1/2033
a
35,545
110,000 5.750%,  1/15/2034
a,e
109,888
35,000 6.250%,  11/1/2034
a
35,878
Oncor Electric Delivery Company,
LLC
62,000 5.550%,  6/15/2054 61,706
Pacific Gas and Electric Company
33,000 6.750%,  1/15/2053 35,556
67,000 5.550%,  5/15/2029 68,966
PG&E Corporation
30,000 5.000%,  7/1/2028 29,722
PG&E Corporation, Convertible
67,000 4.250%,  12/1/2027 67,757
Pinnacle West Capital Corporation,
Convertible
12,000 4.750%,  6/15/2027 12,888

Multisector Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  82.7% Value
Utilities  3.1% - continued
PPL Capital Funding, Inc.
$ 84,000 5.250%,  9/1/2034 $ 85,911
San Diego Gas & Electric
Company
33,000 5.550%,  4/15/2054 32,450
Sempra
30,000 6.550%,  4/1/2055
b
30,656
30,000 6.625%,  4/1/2055
b
30,464
32,000 6.400%,  10/1/2054
b
32,697
30,000 6.875%,  10/1/2054
b
31,085
30,000 4.875%,  10/15/2025
b,h
29,994
Southern California Edison
Company
70,000 5.450%,  6/1/2031 72,043
Southern Company
40,000 5.700%,  10/15/2032 42,356
102,000 4.850%,  3/15/2035 100,954
41,000 4.000%,  1/15/2051
b
40,851
106,000 3.750%,  9/15/2051
b
104,586
Southern Company, Convertible
28,000 3.875%,  12/15/2025
f
31,514
43,000 4.500%,  6/15/2027 47,795
17,000 3.250%,  6/15/2028
a
17,204
TerraForm Power Operating, LLC
117,000 5.000%,  1/31/2028
a
116,156
Virginia Electric and Power
Company
52,000 5.350%,  1/15/2054 49,970
Vistra Corporation
48,000 8.000%,  10/15/2026
a,b,h
49,097
52,000 7.000%,  12/15/2026
a,b,h
52,794
Vistra Operations Company, LLC
70,000 5.000%,  7/31/2027
a
69,768
WEC Energy Group, Inc.,
Convertible
16,000 4.375%,  6/1/2027 19,168
26,000 3.375%,  6/1/2028
a
26,858
32,000 4.375%,  6/1/2029 39,248
Xcel Energy, Inc.
65,000 4.600%,  6/1/2032 64,489
43,000 5.600%,  4/15/2035 44,575
XPLR Infrastructure Operating
Partners, LP
139,000 3.875%,  10/15/2026
a
137,005
XPLR Infrastructure, LP,
Convertible
16,000 2.500%,  6/15/2026
a
15,600
Total 5,546,576
Total Long-Term Fixed Income
(cost $145,767,070) 145,937,211
Shares
Registered Investment
Companies   10.8% Value
U.S. Affiliated   8.8%
1,791,589 Thrivent Core Emerging Markets
Debt Fund 15,497,248
Total 15,497,248
U.S. Unaffiliated   2.0%
6,977 abrdn Asia-Pacific Income Fund,
Inc.
f
113,655
23,877 abrdn Income Credit Strategies
Fund 138,487
Shares
Registered Investment
Companies  10.8% Value
U.S. Unaffiliated   2.0%  - continued
6,122 abrdn Total Dynamic Dividend
Fund $ 57,914
13,565 AllianceBernstein Global High
Income Fund, Inc. 152,064
18,858 Allspring Income Opportunities
Fund 132,195
710 Barings Global Short Duration
High Yield Fund 10,977
4,512 BlackRock Capital Allocation Term
Trust 66,732
3,233 BlackRock Core Bond Trust 32,136
13,357 BlackRock Corporate High Yield
Fund, Inc. 126,891
14,785 BlackRock Credit Allocation
Income Trust 163,374
2,248 BlackRock Debt Strategies Fund,
Inc. 23,874
2,551 BlackRock Enhanced Equity
Dividend Trust 23,240
10,756 BlackRock Enhanced Global
Dividend Trust 124,447
8,090 BlackRock Enhanced International
Dividend Trust 46,518
5,032 BlackRock Income Trust, Inc. 56,560
11,750 BlackRock Multi-Sector Income
Trust 157,332
11,347 Blackstone Strategic Credit 2027
Term Fund 138,093
9,906 Cornerstone Strategic Investment
Fund, Inc. 82,022
13,913 Eaton Vance Limited Duration
Income Fund 141,217
6,064 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 55,182
25,612 Nuveen Credit Strategies Income
Fund 134,975
781 Nuveen Floating Rate Income
Fund/Closed-End Fund 6,388
172 Nuveen Global High Income Fund 2,325
8,576 Nuveen Preferred Income
Opportunities Fund 70,323
9,802 PGIM Global High Yield Fund, Inc. 126,250
9,876 PGIM High Yield Bond Fund, Inc. 142,017
5,770 Pimco Dynamic Income Fund 114,246
8,234 PIMCO High Income Fund 41,088
8,107 PIMCO Income Strategy Fund II 61,532
1,224 Tri-Continental Corporation 41,616
4,791 Vanguard Short-Term Corporate
Bond ETF 382,945
2,675 Virtus Convertible & Income Fund 40,125
9,712 Virtus Dividend, Interest &
Premium Strategy Fund 126,353
2,300 Virtus Equity & Convertible Income
Fund 57,753
21,985 Voya Global Equity Dividend &
Premium Opportunity Fund 130,371
2,627 Western Asset Diversified Income
Fund 38,643
33,077 Western Asset High Income
Opportunity Fund, Inc. 127,016
Total 3,486,876
Total Registered Investment
Companies (cost $19,655,449) 18,984,124

Multisector Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned 2.5% Value
4,357,229 Thrivent Cash Management Trust $ 4,357,229
Total Collateral Held for
Securities Loaned
(cost $4,357,229) 4,357,229
Shares Preferred Stock 1.3% Value
Basic Materials  <0.1%
1,264 Albemarle Corporation,
Convertible, 7.250% 47,880
Total 47,880
Capital Goods  0.1%
2,549 Boeing Company, Convertible,
6.000% 177,334
Total 177,334
Communications Services  0.1%
4,075 AT&T, Inc., 4.750%
h
81,174
3,500 Telephone and Data Systems, Inc.,
6.000%
h
69,300
Total 150,474
Financials  0.9%
1,425 AEGON Funding Company, LLC,
5.100% 29,284
3,200 Allstate Corporation, 5.100%
h
71,168
757 Apollo Global Management, Inc.,
Convertible, 6.750% 53,202
782 Ares Management Corporation,
Convertible, 6.750% 38,858
1,450 Athene Holding, Ltd., 5.625%
h
31,842
4,350 Bank of America Corporation,
4.250%
h
78,604
3,300 Bank of America Corporation,
4.375%
h
61,314
1,650 Bank of America Corporation,
4.750%
h
33,775
2,300 Bank of America Corporation,
5.000%
h
49,036
84 Bank of America Corporation,
Convertible, 7.250%
h
107,520
725 Capital One Financial Corporation,
4.800%
h
13,971
2,600 Capital One Financial Corporation,
5.000%
h
52,468
725 Charles Schwab Corporation,
4.450%
f,h
14,246
525 Citizens Financial Group, Inc.,
7.375%
h
13,886
1,275 Corebridge Financial, Inc., 6.375% 31,301
1,450 Fifth Third Bancorp, 4.950%
h
30,015
1,450 Huntington Bancshares, Inc./OH,
4.500%
h
26,941
3,200 JPMorgan Chase & Company,
4.200%
h
60,416
3,300 JPMorgan Chase & Company,
4.625%
h
66,891
3,125 JPMorgan Chase & Company,
4.750%
h
65,562
725 KeyCorp, 5.650%
h
16,697
2,000 KeyCorp, 6.200%
b,h
50,480
1,343 KKR & Company, Inc.,
Convertible, 6.250% 70,306
725 MetLife, Inc., 4.750%
h
15,123
2,300 Morgan Stanley, 4.250%
h
42,412
Shares Preferred Stock  1.3% Value
Financials  0.9% - continued
1,380 Morgan Stanley, 5.850%
h
$ 33,796
2,200 Morgan Stanley, 7.125%
h
55,902
2,275 Public Storage, 4.125%
h
39,881
668 Public Storage, 4.625%
h
13,113
100 Public Storage, 4.700%
h
1,994
1,450 Regions Financial Corporation,
4.450%
h
26,898
550 Regions Financial Corporation,
5.700%
b,h
13,470
425 Synovus Financial Corporation,
8.397%
b,h
11,199
1,450 Truist Financial Corporation,
4.750%
h
29,725
1,800 U.S. Bancorp, 4.000%
h
30,330
2,000 Wells Fargo & Company, 4.250%
h
35,540
3,300 Wells Fargo & Company, 4.375%
h
60,027
1,450 Wells Fargo & Company, 4.700%
h
28,406
1,750 Wells Fargo & Company, 4.750%
h
34,545
112 Wells Fargo & Company,
Convertible, 7.500%
h
138,240
Total 1,678,384
Technology  0.1%
814 Hewlett Packard Enterprise
Company, Convertible, 7.625% 55,271
867 Microchip Technology, Inc.,
Convertible, 7.500% 51,179
Total 106,450
Utilities  0.1%
2,825 CMS Energy Corporation, 4.200%
h
54,720
818 Nextera Energy, Inc., Convertible,
7.234% 38,471
962 NextEra Energy, Inc., Convertible,
7.299% 47,975
2,875 Southern Company, 4.950% 60,317
Total 201,483
Total Preferred Stock
(cost $2,551,866) 2,362,005
Shares Common Stock <0.1% Value
Communications Services  <0.1%
74 Tripadvisor, Inc.
k
1,203
Total 1,203
Financials  <0.1%
428 AGNC Investment Corporation 4,190
236 Annaly Capital Management, Inc. 4,770
445 Apollo Commercial Real Estate
Finance, Inc. 4,508
5,032 BlackRock Income Trust, Inc.,
Rights
k
297
28 Blackstone Mortgage Trust, Inc. 515
224 Chimera Investment Corporation 2,961
3 Encore Capital Group, Inc.
k
125
761 Rithm Capital Corporation 8,668
Total 26,034
Health Care  <0.1%
38 BioMarin Pharmaceutical, Inc.
k
2,058
Total 2,058

Multisector Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  <0.1% Value
Information Technology  <0.1%
19 RingCentral, Inc.
k
$ 539
Total 539
Total Common Stock
(cost $30,504) 29,834
Shares or
Principal
Amount Short-Term Investments 5.6% Value
Federal National Mortgage
Association Discount Notes
100,000 3.860%, 12/22/2025
l,m
99,111
State Street Institutional U.S.
Government Money Market
Fund
8,911,394 4.090%
l
8,911,394
Thrivent Core Short-Term Reserve
Fund
75,000 4.410% 750,000
U.S. Treasury Bills
200,000 4.223%, 10/16/2025
l,n
199,662
Total Short-Term Investments
(cost $9,960,162) 9,960,167
Total Investments (cost
$182,322,280) 102.9% $181,630,570
Other Assets and Liabilities, Net
(2.9%) (5,149,756)
Total Net Assets 100.0% $176,480,814
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2025, the value of these investments was $71,681,703 or
40.6% of total net assets.
b Denotes variable rate securities. The rate shown is as of
September 30, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the security is insured or guaranteed.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2025.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of September 30, 2025.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Multisector
Bond Portfolio as of September 30, 2025 was $14,790 or
0.01% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of September 30, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 70,948
Credit Suisse Group AG  8/24/2015 118,598
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multisector Bond Portfolio as of September 30, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 4,085,757
Common Stock 122,226
Total lending $4,207,983
Gross amount payable upon return of
collateral for securities loaned $4,357,229
Net amounts due to counterparty $149,246
Definitions:
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
STRIPS - Separate Trading of Registered Interest and Principal of
Securities

Multisector Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Multisector Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 18,775,274 – 18,775,274 –
Basic Materials 2,388,996 – 2,388,996 –
Capital Goods 5,534,353 – 5,534,353 –
Collateralized Mortgage Obligations 21,551,730 – 21,551,730 –
Commercial Mortgage-Backed Securities 3,357,295 – 3,357,295 –
Communications Services 6,484,591 – 6,484,591 –
Consumer Cyclical 8,938,130 – 8,938,130 –
Consumer Non-Cyclical 8,673,646 – 8,673,646 –
Energy 7,850,341 – 7,850,341 –
Financials 21,030,025 – 21,030,025 –
Foreign Government 116,670 – 116,670 –
Mortgage-Backed Securities 17,385,721 – 17,385,721 –
Technology 6,227,745 – 6,227,745 –
Transportation 1,576,265 – 1,576,265 –
U.S. Government & Agencies 10,499,853 – 10,499,853 –
Utilities 5,546,576 – 5,546,576 –
Registered Investment Companies
U.S. Unaffiliated 3,486,876 3,486,876 – –
Preferred Stock
Basic Materials 47,880 47,880 – –
Capital Goods 177,334 177,334 – –
Communications Services 150,474 150,474 – –
Financials 1,678,384 1,678,384 – –
Technology 106,450 106,450 – –
Utilities 201,483 201,483 – –
Common Stock
Communications Services 1,203 1,203 – –
Financials 26,034 26,034 – –
Health Care 2,058 2,058 – –
Information Technology 539 539 – –
Short-Term Investments 9,210,167 8,911,394 298,773 –
Subtotal Investments in Securities $161,026,093 $14,790,109 $146,235,984 $–
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 15,497,248
Collateral Held for Securities Loaned 4,357,229
Affiliated Short-Term Investments 750,000
Subtotal Other Investments $20,604,477
Total Investments at Value $181,630,570
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Multisector Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Multisector Bond Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 17,090 17,090 – –
Credit Default Swaps 412 – 412 –
Total Liability Derivatives $17,502 $17,090 $412 $–
The following table presents Multisector Bond Portfolio's futures contracts held as of September 30, 2025. Investments and/or cash totaling
$99,111 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond (4) December 2025 ( $ 457,801) ( $ 8,574)
CME Ultra Long Term U.S. Treasury Bond (3) December 2025 (351,671) (8,516)
Total Futures Short Contracts ( $ 809,472) ($17,090)
Total Futures Contracts ( $ 809,472) ($17,090)
The following table presents Multisector Bond Portfolio's credit default swap contracts held as of September 30, 2025. Investments totaling
$199,662 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 45, 5 Year, at 5.00%, Quarterly Buy 12/20/2030 $ 2,200,000 $ – ( $ 412) ( $ 412)
Total Credit Default Swaps $– ($412) ($412)
1 As the buyer of protection, Multisector Bond Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Multisector Bond Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Multisector Bond Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Multisector Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multisector Bond Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
9/30/2025
Shares Held at
9/30/2025
% of Net
Assets
9/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $16,533 $698 $2,680 $15,497 1,792 8.8%
Total U.S. Affiliated Registered Investment
Companies 16,533 15,497 8.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% 3,654 7,786 10,690 750 75 0.4
Total Affiliated Short-Term Investments 3,654 750 0.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 5,181 44,502 45,326 4,357 4,357 2.5
Total Collateral Held for Securities Loaned 5,181 4,357 2.5
Total Value $25,368 $20,604
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 9/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($399) $1,345 $ – $698
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% 2 (2) – 15
Total Income/Non Cash Income from Affiliated
Investments $713
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 16
Total Affiliated Income from Securities Loaned, Net $16
Total Value ($397) $1,343 $ –

Real Estate Securities Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 99.0% Value
Data Center REITs  10.3%
39,150 Digital Realty Trust, Inc. $ 6,768,252
9,808 Equinix, Inc. 7,682,018
Total 14,450,270
Diversified REITs  2.8%
78,046 Broadstone Net Lease, Inc. 1,394,682
82,338 Essential Properties Realty Trust,
Inc. 2,450,379
45 WP Carey, Inc. 3,041
Total 3,848,102
Health Care REITs  13.9%
9,651 Alexandria Real Estate Equities,
Inc. 804,314
12,557 American Healthcare REIT, Inc. 527,520
32,623 CareTrust REIT, Inc. 1,131,366
19,771 Healthpeak Properties, Inc. 378,615
13,397 National Health Investors, Inc. 1,065,061
2,164 Omega Healthcare Investors, Inc. 91,364
66,751 Sabra Health Care REIT, Inc. 1,244,239
44,032 Sila Realty Trust, Inc. 1,105,203
54,786 Ventas, Inc. 3,834,472
52,454 Welltower, Inc. 9,344,155
Total 19,526,309
Hotel & Resort REITs  3.5%
146,709 Host Hotels & Resorts, Inc. 2,496,987
133,737 Pebblebrook Hotel Trust 1,523,264
61,016 Xenia Hotels & Resorts, Inc. 837,140
Total 4,857,391
Industrial REITs  11.1%
7,767 EastGroup Properties, Inc. 1,314,642
25,520 First Industrial Realty Trust, Inc. 1,313,514
202,952 Industrial Logistics Properties Trust 1,183,210
83,272 Prologis, Inc. 9,536,310
19,378 Rexford Industrial Realty, Inc. 796,630
31,028 STAG Industrial, Inc. 1,094,978
6,004 Terreno Realty Corporation 340,727
Total 15,580,011
Multi-Family Residential REITs  8.1%
15,849 AvalonBay Communities, Inc. 3,061,551
7,820 Camden Property Trust 835,020
37,109 Equity Residential 2,402,065
7,874 Essex Property Trust, Inc. 2,107,555
34,776 Independence Realty Trust, Inc. 569,979
1,926 Mid-America Apartment
Communities, Inc. 269,120
56,144 UDR, Inc. 2,091,925
Total 11,337,215
Office REITs  2.1%
8,628 BXP, Inc. 641,406
56,410 Cousins Properties, Inc. 1,632,505
21,703 Easterly Government Properties,
Inc. 497,650
10,148 Postal Realty Trust, Inc. 159,222
Total 2,930,783
Other Specialized REITs  9.3%
28,101 EPR Properties 1,630,139
828 Four Corners Property Trust, Inc. 20,203
Shares Common Stock  99.0% Value
Other Specialized REITs  9.3% - continued
19,209 Gaming and Leisure Properties,
Inc. $ 895,332
44,382 Iron Mountain, Inc. 4,524,301
23,146 Millrose Properties, Inc. 777,937
42,855 Safehold, Inc. 663,824
138,469 VICI Properties, Inc. 4,515,474
Total 13,027,210
Retail REITs  19.0%
11,309 Acadia Realty Trust 227,876
13,471 Agree Realty Corporation 956,980
47,563 Brixmor Property Group, Inc. 1,316,544
13,077 Curbline Properties Corporation 291,617
10,588 Federal Realty Investment Trust 1,072,670
15,749 Getty Realty Corporation 422,546
20,725 InvenTrust Properties Corporation 593,150
107,508 Kimco Realty Corporation 2,349,050
10,453 Macerich Company 190,245
63,673 NetSTREIT Corporation 1,149,934
18,957 NNN REIT, Inc. 807,000
32,837 Phillips Edison and Company, Inc. 1,127,294
94,636 Realty Income Corporation 5,752,922
39,179 Regency Centers Corporation 2,856,149
29,926 Simon Property Group, Inc. 5,616,212
57,215 Tanger, Inc. 1,936,156
Total 26,666,345
Self-Storage REITs  5.0%
21,988 Extra Space Storage, Inc. 3,098,988
13,655 Public Storage 3,944,247
Total 7,043,235
Single-Family Residential REITs  2.1%
28,326 American Homes 4 Rent 941,839
2,341 Equity Lifestyle Properties, Inc. 142,099
54,719 Invitation Homes, Inc. 1,604,908
2,022 Sun Communities, Inc. 260,838
Total 2,949,684
Telecom Tower REITs  11.2%
47,507 American Tower Corporation 9,136,546
43,670 Crown Castle, Inc. 4,213,718
11,913 SBA Communications Corporation 2,303,379
Total 15,653,643
Timber REITs  0.6%
9,524 PotlatchDeltic Corporation 388,103
15,954 Weyerhaeuser Company 395,500
Total 783,603
Total Common Stock
(cost $101,258,177) 138,653,801
Shares or
Principal
Amount Short-Term Investments 0.7% Value
Federal Home Loan Bank Discount
Notes
100,000 4.150%, 11/19/2025
a,b
99,468

Real Estate Securities Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  0.7% Value
State Street Institutional U.S.
Government Money Market
Fund
825,815 4.090%
a
$ 825,815
Total Short-Term Investments
(cost $925,250) 925,283
Total Investments (cost
$102,183,427) 99.7% $139,579,084
Other Assets and Liabilities, Net
0.3% 414,083
Total Net Assets 100.0% $139,993,167
a The interest rate shown reflects the yield.
b All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Real Estate Securities Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Data Center REITs 14,450,270 14,450,270 – –
Diversified REITs 3,848,102 3,848,102 – –
Health Care REITs 19,526,309 19,526,309 – –
Hotel & Resort REITs 4,857,391 4,857,391 – –
Industrial REITs 15,580,011 15,580,011 – –
Multi-Family Residential REITs 11,337,215 11,337,215 – –
Office REITs 2,930,783 2,930,783 – –
Other Specialized REITs 13,027,210 13,027,210 – –
Retail REITs 26,666,345 26,666,345 – –
Self-Storage REITs 7,043,235 7,043,235 – –
Single-Family Residential REITs 2,949,684 2,949,684 – –
Telecom Tower REITs 15,653,643 15,653,643 – –
Timber REITs 783,603 783,603 – –
Short-Term Investments 925,283 825,815 99,468 –
Subtotal Investments in Securities $139,579,084 $139,479,616 $99,468 $–
Total Investments at Value $139,579,084
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Real Estate Securities Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 12,067 12,067 – –
Total Asset Derivatives $12,067 $12,067 $– $–

Real Estate Securities Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents Real Estate Securities Portfolio's futures contracts held as of September 30, 2025. Investments and/or cash totaling
$99,468 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Micro E-mini S&P 500 Index 27 December 2025 $ 897,664 $ 12,067
Total Futures Long Contracts $ 897,664 $ 12,067
Total Futures Contracts $ 897,664 $12,067
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Real Estate Securities
Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
9/30/2025
Shares Held at
9/30/2025
% of Net
Assets
9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $1,637 $1,299 $2,936 $– – –
Total Affiliated Short-Term Investments 1,637 – –
Total Value $1,637 $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $– $– $ – $8
Total Income/Non Cash Income from Affiliated
Investments $8
Total Value $– $– $ –

Short-Term Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 99.3% Value
Asset-Backed Securities  14.3%
ACHV ABS Trust
$ 254,448
5.900%,  4/25/2031, Ser.
2024-1PL, Class A
a
$ 256,814
701,303
5.070%,  10/27/2031, Ser.
2024-2PL, Class A
a
705,490
Affirm Asset Securitization Trust
1,900,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
1,908,668
600,810
5.220%,  12/17/2029, Ser.
2024-X2, Class A
a
601,350
1,385,538
5.080%,  4/15/2030, Ser.
2025-X1, Class A
a
1,388,431
Affirm Master Trust
2,500,000
4.990%,  2/15/2033, Ser.
2025-1A, Class A
a
2,520,010
American Credit Acceptance
Receivables Trust
1,620,000
4.850%,  5/14/2029, Ser.
2025-2, Class B
a
1,627,173
Annisa CLO, Ltd.
1,500,000
5.826%,  (TSFR3M +
1.500%), 7/20/2031, Ser.
2016-2A, Class BRR
a,b
1,500,300
Auxilior Term Funding, LLC
774,893
5.840%,  3/15/2027, Ser.
2024-1A, Class A2
a
778,389
Avis Budget Rental Car Funding
AESOP, LLC
2,450,000
5.250%,  4/20/2029, Ser.
2023-1A, Class A
a
2,505,755
810,000
5.240%,  8/20/2029, Ser.
2025-1A, Class B
a
824,605
3,500,000
4.400%,  2/20/2032, Ser.
2025-4A, Class A
a
3,479,370
CarVal CLO I, Ltd.
2,800,000
6.168%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,b
2,802,307
CarVal CLO III, Ltd.
3,000,000
5.726%,  (TSFR3M +
1.400%), 7/20/2032, Ser.
2019-2A, Class BR2
a,b
2,994,642
Cascade Funding Mortgage Trust
65,526
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
65,201
Cascade Funding Mortgage Trust,
LLC
13,151
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,b
13,141
Chenango Park CLO, Ltd.
2,180,000
6.118%,  (TSFR3M +
1.800%), 4/15/2030, Ser.
2018-1A, Class BR
a,b
2,182,040
Commonbond Student Loan Trust
134,733
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
129,049
217,035
4.772%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,b
214,475
Dryden 61 CLO, Ltd.
1,750,000
5.902%,  (TSFR3M +
1.580%), 1/17/2032, Ser.
2018-61A, Class B2R
a,b
1,752,434
Principal
Amount Long-Term Fixed Income  99.3% Value
Asset-Backed Securities  14.3% - continued
Dryden 72 CLO, Ltd.
$ 1,100,000
5.861%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
$ 1,102,284
Education Funding Trust
699,471
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
670,533
Enterprise Fleet Financing, LLC
1,500,000
4.700%,  6/20/2031, Ser.
2024-4, Class A4
a
1,522,295
Ford Credit Floorplan Master
Owner Trust A
1,500,000
4.400%,  9/15/2031, Ser.
2024-4, Class A
a
1,512,243
Foundation Finance Trust
638,627
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
606,508
1,515,218
6.530%,  6/15/2049, Ser.
2023-2A, Class A
a
1,581,729
GM Financial Automobile Leasing
Trust
750,000
4.220%,  10/20/2028, Ser.
2024-3, Class A4 752,199
GMAC Mortgage Corporation
Loan Trust
25,328
4.772%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
11,978
GoldenTree Loan Management US
CLO 11, Ltd.
1,000,000
5.406%,  (TSFR3M +
1.080%), 10/20/2034, Ser.
2021-11A, Class AR
a,b
999,544
GreatAmerica Leasing
Receivables Funding, LLC
630,000
4.520%,  10/15/2027, Ser.
2025-1, Class A2
a
632,905
GSAA Home Equity Trust
102,536
6.222%,  (TSFR1M +
2.064%), 5/25/2034, Ser.
2004-4, Class M2
b
175,235
844,141
4.276%,  8/25/2034, Ser.
2004-10, Class M2
b
781,806
Hertz Vehicle Financing III, LLC
975,000
5.490%,  6/25/2027, Ser.
2023-1A, Class A
a
980,756
950,000
5.440%,  1/25/2029, Ser.
2024-1A, Class A
a
969,448
2,355,000
4.910%,  9/25/2029, Ser.
2025-1A, Class A
a
2,375,685
1,350,000
5.590%,  12/26/2029, Ser.
2025-3A, Class B
a
1,362,623
KKR Static CLO I, Ltd.
1,011,315
5.306%,  (TSFR3M +
0.980%), 7/20/2031, Ser.
2022-1A, Class AR2
a,b
1,010,509
1,500,000
5.776%,  (TSFR3M +
1.450%), 7/20/2031, Ser.
2022-1A, Class BR2
a,b
1,495,437
Lendbuzz Securitization Trust
1,453,918
5.100%,  10/15/2030, Ser.
2025-1A, Class A2
a
1,455,589

Short-Term Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.3% Value
Asset-Backed Securities  14.3% - continued
M&T Bank Auto Receivables Trust
$ 1,000,000
4.890%,  7/15/2032, Ser.
2025-1A, Class A4
a
$ 1,018,799
Madison Park Funding XXIV, Ltd.
130,000
5.876%,  (TSFR3M +
1.550%), 10/20/2029, Ser.
2016-24A, Class BR2
a,b
130,074
Madison Park Funding XXXIX, Ltd.
2,500,000
6.082%,  (TSFR3M +
1.750%), 10/22/2034, Ser.
2021-39A, Class BR
a,b
2,502,435
Marathon CLO, Ltd.
2,250,000
5.868%,  (TSFR3M +
1.550%), 4/15/2034, Ser.
2021-16A, Class A2R
a,b
2,251,138
MFA Trust
881,638
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
d
882,711
National Collegiate Trust
335,863
4.890%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,b
328,669
Navient Student Loan Trust
1,159,738
4.160%,  10/15/2070, Ser.
2022-BA, Class A
a
1,142,954
Neuberger Berman Loan Advisers
CLO 35, Ltd.
2,125,654
5.376%,  (TSFR3M +
1.050%), 1/19/2033, Ser.
2019-35A, Class ARR
a,b
2,122,452
Octane Receivables Trust
682,923
5.800%,  7/20/2032, Ser.
2024-2A, Class A2
a
689,065
OneMain Financial Issuance Trust
3,353,040
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
3,295,311
OZLM XVII, Ltd.
2,800,000
6.326%,  (TSFR3M +
2.000%), 7/20/2030, Ser.
2017-17A, Class BRR
a,b
2,797,105
Pagaya AI Debt Grantor Trust
663,170
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
665,991
1,479,779
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
1,487,125
1,849,626
5.365%,  12/15/2032, Ser.
2025-3, Class A2
a
1,865,572
1,800,000
4.497%,  4/15/2033, Ser.
2025-6, Class A2
a
1,800,476
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
1,807,171
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
1,819,904
Palmer Square Loan Funding, Ltd.
1,984,228
5.368%,  (TSFR3M +
1.050%), 10/15/2032, Ser.
2024-1A, Class A1
a,b
1,987,204
1,250,000
5.768%,  (TSFR3M +
1.450%), 10/15/2032, Ser.
2024-1A, Class A2
a,b
1,251,050
2,000,000
5.768%,  (TSFR3M +
1.450%), 1/15/2033, Ser.
2024-2A, Class A2
a,b
1,997,930
Principal
Amount Long-Term Fixed Income  99.3% Value
Asset-Backed Securities  14.3% - continued
$ 2,000,000
5.411%,  (TSFR3M +
1.200%), 2/15/2033, Ser.
2025-1A, Class A2
a,b
$ 1,983,158
2,250,000
5.688%,  (TSFR3M +
1.400%), 7/15/2033, Ser.
2025-2A, Class A2
a,b
2,250,088
PPM CLO 2, Ltd.
3,750,000
5.818%,  (TSFR3M +
1.500%), 4/16/2037, Ser.
2019-2A, Class AR
a,b
3,751,328
PRET, LLC
1,061,725
5.835%,  3/25/2055, Ser.
2025-NPL2, Class A1
a,d
1,066,130
693,152
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
a,d
698,035
PRPM, LLC
2,461,352
5.729%,  7/25/2030, Ser.
2025-5, Class A1
a,d
2,463,662
Terwin Mortgage Trust
423,741
5.772%,  (TSFR1M +
1.614%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,b
422,638
Tesla Lease Electric Vehicle
Securitization, LLC
1,592,142
4.370%,  5/21/2029, Ser.
2025-A, Class A4
a
1,594,044
Towd Point Asset Trust
640,526
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
621,847
Vericrest Opportunity Loan
Transferee
755,218
5.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a
755,002
Wheels Fleet Lease Funding 1,
LLC
967,012
4.800%,  9/19/2039, Ser.
2024-3A, Class A1
a
976,541
Total 94,867,388
Basic Materials  0.9%
Eastman Chemical Company
1,100,000 5.000%,  8/1/2029 1,120,205
Georgia-Pacific, LLC
825,000 4.400%,  6/30/2028
a
832,051
Glencore Funding, LLC
1,500,000 5.338%,  4/4/2027
a
1,523,028
1,475,000 6.125%,  10/6/2028
a
1,548,286
International Flavors & Fragrances,
Inc.
196,000 1.832%,  10/15/2027
a
186,470
LYB International Finance III, LLC
1,079,000 1.250%,  10/1/2025 1,079,000
Total 6,289,040
Capital Goods  1.9%
AGCO Corporation
1,100,000 5.450%,  3/21/2027 1,115,920
Amrize Finance US, LLC
535,000 4.700%,  4/7/2028
a
541,244
BAE Systems plc
935,000 5.000%,  3/26/2027
a
945,853
Boeing Company
1,750,000 2.196%,  2/4/2026 1,736,746
650,000 6.259%,  5/1/2027 668,796

Short-Term Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.3% Value
Capital Goods  1.9% - continued
Eaton Capital, ULC
$ 550,000 4.450%,  5/9/2030 $ 555,701
General Electric Company
725,000 4.300%,  7/29/2030 729,307
Howmet Aerospace, Inc.
1,100,000 3.000%,  1/15/2029 1,061,321
Ingersoll Rand, Inc.
250,000 5.400%,  8/14/2028 258,599
Regal Rexnord Corporation
850,000 6.050%,  2/15/2026 854,114
Siemens Funding BV
550,000 4.350%,  5/26/2028
a
555,439
Sonoco Products Company
850,000 4.450%,  9/1/2026 851,170
Spirit AeroSystems, Inc.
1,425,000 4.600%,  6/15/2028 1,423,171
Veralto Corporation
1,100,000 5.500%,  9/18/2026 1,113,278
Total 12,410,659
Collateralized Mortgage Obligations  11.0%
A&D Mortgage Trust
2,230,526
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,d
2,251,968
1,338,244
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
1,342,599
ACRA Trust
1,939,900
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,d
1,954,797
Banc of America Funding Trust
188,233
6.490%,  1/25/2035, Ser.
2004-D, Class 4A1
b
190,885
408,309
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 407,351
Bear Stearns ARM Trust
73,236
6.420%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
70,014
CAFL Issuer, LLC
1,477,300
4.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
1,477,300
CHNGE Mortgage Trust
1,270,046
3.007%,  1/25/2067, Ser.
2022-1, Class A1
a,b
1,228,303
1,107,418
7.065%,  3/25/2058, Ser.
2023-1, Class A1
a,b
1,110,944
1,872,728
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
1,837,817
1,692,300
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,d
1,698,657
1,118,446
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,d
1,126,482
Citigroup Mortgage Loan Trust,
Inc.
415,418
5.392%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
b
399,519
COLT Mortgage Loan Trust
1,656,724
5.443%,  9/25/2069, Ser.
2024-INV3, Class A1
a,d
1,666,543
1,631,101
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,b
1,472,486
Principal
Amount Long-Term Fixed Income  99.3% Value
Collateralized Mortgage Obligations  11.0% -
continued
Countrywide Alternative Loan Trust
$ 132,005
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 $ 84,349
139,808
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 111,118
Credit Suisse Mortgage Capital
Certificates
2,355,728
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,b
2,083,860
Cross Mortgage Trust
1,932,380
5.509%,  7/25/2070, Ser.
2025-H5, Class A1
a,b
1,946,880
Deephaven Residential Mortgage
Trust
1,801,036
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,b
1,652,804
1,894,742
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,b
1,680,732
Federal National Mortgage
Association - REMIC
2,233,389
5.000%,  6/25/2051, Ser.
2025-69, Class E 2,255,055
1,512,858
4.000%,  7/25/2053, Ser.
2024-76, Class DA 1,497,297
Flagstar Mortgage Trust
1,245,824
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
1,123,280
GCAT Trust
1,367,012
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,b
1,249,124
1,043,199
5.500%,  12/25/2054, Ser.
2024-INV4, Class A6
a,b
1,049,632
GS Mortgage-Backed Securities
Trust
221,377
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,b
208,973
J.P. Morgan Alternative Loan Trust
469,456
5.036%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
351,198
LHOME Mortgage Trust
632,188
8.000%,  6/25/2028, Ser.
2023-RTL2, Class A1
a,d
632,538
1,250,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,d
1,257,447
2,000,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,d
2,017,697
MFA Trust
2,000,000
5.229%,  8/25/2070, Ser.
2025-NQM4, Class A1
a,b
2,001,307
1,675,855
4.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a
1,650,517
2,250,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,d
2,264,823
Morgan Stanley Residential
Mortgage Loan Trust
1,157,711
5.530%,  5/25/2070, Ser.
2025-NQM3, Class A1
a,b
1,166,074
2,166,550
5.456%,  7/25/2070, Ser.
2025-NQM6, Class A2
a,d
2,171,824
NYMT Loan Trust
1,254,606
5.379%,  6/25/2069, Ser.
2024-INV1, Class A1
a,b
1,259,549

Short-Term Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.3% Value
Collateralized Mortgage Obligations  11.0% -
continued
$ 1,500,000
5.254%,  10/25/2060, Ser.
2025-INV2, Class A2
a,d
$ 1,499,099
1,000,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,d
1,005,739
1,500,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,d
1,515,309
OBX Trust
795,819
5.396%,  7/27/2065, Ser.
2025-NQM15, Class A2
a,d
798,988
Palisades Mortgage Loan Trust
227,223
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
a
227,223
PRET Trust
1,897,645
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
a,d
1,837,692
PRPM, LLC
1,710,305
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,d
1,685,322
900,771
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,d
901,263
Radnor Re, Ltd.
433,637
6.356%,  (SOFR30A +
2.000%), 9/25/2034, Ser.
2024-1, Class M1A
a,b
433,959
Roc Mortgage Trust
1,500,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,d
1,508,380
2,000,000
5.625%,  2/25/2040, Ser.
2025-RTL1, Class A1
a,d
2,007,856
Toorak Mortgage Trust
2,750,000
6.597%,  2/25/2039, Ser.
2024-RRTL1, Class A1
a,d
2,764,864
1,200,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
a,d
1,207,913
TRK Trust
1,747,686
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,b
1,639,401
1,127,740
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,b
1,016,991
Verus Securitization Trust
1,216,303
5.623%,  5/25/2070, Ser.
2025-3, Class A1
a,d
1,228,521
2,749,508
5.580%,  6/25/2070, Ser.
2025-5, Class A2
a,d
2,765,723
1,015,503
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,b
910,709
Wachovia Mortgage Loan Trust,
LLC
8,570
6.988%,  5/20/2036, Ser.
2006-A, Class 2A1
b
8,365
Total 72,915,060
Commercial Mortgage-Backed Securities  3.8%
AMSR Trust
2,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
1,952,533
2,000,000
3.655%,  6/17/2042, Ser.
2025-SFR1, Class A
a
1,922,802
BANK 2019-BNK17
1,237,719
3.623%,  4/15/2052, Ser.
2019-BN17, Class ASB 1,227,385
Principal
Amount Long-Term Fixed Income  99.3% Value
Commercial Mortgage-Backed Securities  3.8%
- continued
BANK5 2025-5YR16
$ 2,150,000
5.282%,  8/15/2063, Ser.
2025-5YR16, Class A3 $ 2,220,721
Benchmark Mortgage Trust
1,775,000
5.075%,  9/15/2058, Ser.
2025-V17, Class A3 1,818,447
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
500,000
4.508%,  7/25/2029, Ser.
K528, Class A2
c
507,713
1,000,000
4.791%,  9/25/2029, Ser.
K529, Class A2
c
1,025,437
FirstKey Homes Trust
330,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
328,406
Home Partners of America Trust
2,014,941
2.302%,  12/17/2026, Ser.
2021-2, Class B
a
1,959,748
Progress Residential Trust
2,365,248
1.524%,  7/17/2038, Ser.
2021-SFR6, Class A
a
2,328,705
2,250,000
1.942%,  8/17/2040, Ser.
2021-SFR7, Class B
a
2,097,089
998,766
3.400%,  2/17/2042, Ser.
2025-SFR1, Class A
a
954,093
898,075
3.305%,  4/17/2042, Ser.
2025-SFR2, Class A
a
852,058
Silver Hill Trust
369,100
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
365,457
Tricon Residential Trust
3,250,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
3,188,142
1,197,679
4.750%,  6/17/2040, Ser.
2024-SFR2, Class A
a
1,201,438
1,250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
1,274,335
Total 25,224,509
Communications Services  2.4%
American Tower Corporation
500,000 1.450%,  9/15/2026 487,883
1,200,000 5.500%,  3/15/2028 1,236,699
AppLovin Corporation
2,000,000 5.125%,  12/1/2029 2,046,012
AT&T, Inc.
1,000,000 4.700%,  8/15/2030 1,017,019
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
1,250,000 4.200%,  3/15/2028 1,244,277
1,025,000 6.100%,  6/1/2029 1,075,628
Crown Castle, Inc.
740,000 4.800%,  9/1/2028 750,422
750,000 4.900%,  9/1/2029 760,774
NTT Finance Corporation
500,000 4.620%,  7/16/2028
a
504,944
Rogers Communications, Inc.
1,100,000 5.000%,  2/15/2029 1,120,995

Short-Term Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.3% Value
Communications Services  2.4% - continued
Sprint Capital Corporation
$ 2,770,000 6.875%,  11/15/2028 $ 2,979,546
T-Mobile USA, Inc.
1,875,000 4.850%,  1/15/2029 1,912,657
WarnerMedia Holdings, Inc.
569,000 3.755%,  3/15/2027 561,176
Total 15,698,032
Consumer Cyclical  6.2%
American Honda Finance
Corporation
1,000,000 4.900%,  7/9/2027 1,014,127
1,000,000 4.450%,  10/22/2027 1,008,608
1,200,000 5.650%,  11/15/2028 1,251,108
Daimler Truck Finance North
America, LLC
725,000 4.300%,  8/12/2027
a
726,797
Darden Restaurants, Inc.
1,000,000 4.350%,  10/15/2027 1,003,830
Denso Corporation
1,250,000 4.282%,  9/17/2030
a
1,248,671
Ford Motor Credit Company, LLC
1,100,000 3.375%,  11/13/2025 1,097,977
600,000 5.125%,  11/5/2026 601,988
1,125,000 5.800%,  3/5/2027 1,136,381
1,500,000 5.113%,  5/3/2029 1,488,875
General Motors Company
850,000 5.350%,  4/15/2028 869,683
General Motors Financial
Company, Inc.
550,000 5.400%,  5/8/2027 559,324
1,100,000 5.350%,  7/15/2027 1,119,913
1,100,000 5.050%,  4/4/2028 1,117,683
1,000,000 5.800%,  1/7/2029 1,039,255
Hyatt Hotels Corporation
1,650,000 5.750%,  1/30/2027 1,681,070
Hyundai Capital America
1,140,000 1.800%,  10/15/2025
a
1,138,806
750,000 6.250%,  11/3/2025
a
751,089
750,000 1.650%,  9/17/2026
a,e
731,729
1,100,000 5.300%,  3/19/2027
a
1,114,910
1,275,000 4.875%,  6/23/2027
a
1,286,055
Hyundai Capital Services, Inc.
750,000 1.250%,  2/8/2026
a
741,712
Las Vegas Sands Corporation
935,000 5.900%,  6/1/2027 953,899
950,000 5.625%,  6/15/2028 971,233
Lennar Corporation
1,300,000 5.200%,  7/30/2030 1,338,943
McDonald's Corporation
700,000 4.800%,  8/14/2028 714,911
1,125,000 5.000%,  5/17/2029 1,158,227
Mercedes-Benz Finance North
America, LLC
925,000 5.200%,  8/3/2026
a
933,575
O'Reilly Automotive, Inc.
1,100,000 5.750%,  11/20/2026 1,118,963
PulteGroup, Inc.
1,750,000 5.500%,  3/1/2026 1,751,630
Royal Caribbean Cruises, Ltd.
1,800,000 5.500%,  4/1/2028
a
1,835,033
Stellantis Finance US, Inc.
1,750,000 5.350%,  3/17/2028
a
1,772,110
Principal
Amount Long-Term Fixed Income  99.3% Value
Consumer Cyclical  6.2% - continued
Stellantis Financial Services US
Corporation
$ 425,000 5.400%,  9/15/2030
a
$ 425,891
Toyota Motor Credit Corporation
750,000 4.650%,  1/5/2029 763,750
640,000 4.950%,  1/9/2030 659,262
Uber Technologies, Inc.
1,400,000 4.150%,  1/15/2031 1,387,214
Volkswagen Group of America
Finance, LLC
1,100,000 5.300%,  3/22/2027
a
1,114,568
1,250,000 4.450%,  9/11/2027
a
1,253,036
Total 40,881,836
Consumer Non-Cyclical  5.8%
Altria Group, Inc.
365,000 4.875%,  2/4/2028 370,912
1,100,000 6.200%,  11/1/2028 1,161,682
Amgen, Inc.
825,000 5.150%,  3/2/2028 844,260
BAT International Finance plc
2,500,000 1.668%,  3/25/2026 2,469,716
1,100,000 5.931%,  2/2/2029 1,155,206
Becton, Dickinson and Company
1,250,000 4.693%,  2/13/2028 1,265,760
Bunge, Ltd. Finance Corporation
1,300,000 4.100%,  1/7/2028 1,301,774
Campbell's Company
370,000 5.300%,  3/20/2026 371,294
Cargill, Inc.
1,100,000 4.625%,  2/11/2028
a
1,115,645
Cigna Group
1,425,000 4.500%,  9/15/2030 1,429,200
Conagra Brands, Inc.
1,250,000 4.850%,  11/1/2028 1,263,255
CVS Health Corporation
1,500,000 5.400%,  6/1/2029 1,551,011
Eli Lilly & Company
1,250,000 4.000%,  10/15/2028 1,252,161
General Mills, Inc.
1,100,000 5.500%,  10/17/2028 1,142,123
GSK Consumer Healthcare Capital
US, LLC
1,100,000 3.375%,  3/24/2027 1,088,577
HCA, Inc.
1,250,000 5.875%,  2/15/2026 1,251,612
1,400,000 5.000%,  3/1/2028 1,425,764
Illumina, Inc.
500,000 4.650%,  9/9/2026 502,290
Imperial Brands Finance plc
825,000 4.500%,  6/30/2028
a
830,301
Keurig Dr Pepper, Inc.
1,500,000 5.100%,  3/15/2027 1,514,805
Kraft Heinz Foods Company
1,500,000 3.000%,  6/1/2026 1,487,487
Mars, Inc.
900,000 4.600%,  3/1/2028
a
911,006
Mattel, Inc.
2,000,000 3.375%,  4/1/2026
a
1,985,643
PepsiCo, Inc.
1,600,000 4.100%,  1/15/2029 1,605,653

Short-Term Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.3% Value
Consumer Non-Cyclical  5.8% - continued
Pfizer Investment Enterprises,
Private Ltd.
$ 1,100,000 4.450%,  5/19/2028 $ 1,112,539
Philip Morris International, Inc.
900,000 4.875%,  2/15/2028 916,191
1,500,000 4.125%,  4/28/2028 1,502,688
375,000 4.875%,  2/13/2029 383,049
Royalty Pharma plc
500,000 5.150%,  9/2/2029 513,007
1,775,000 4.450%,  3/25/2031 1,760,206
Stryker Corporation
1,100,000 4.700%,  2/10/2028 1,116,065
Universal Health Services, Inc.
1,650,000 1.650%,  9/1/2026 1,610,980
Total 38,211,862
Energy  4.0%
APA Corporation
1,100,000 4.375%,  10/15/2028 1,072,351
BP Capital Markets America, Inc.
550,000 4.699%,  4/10/2029 560,252
Cheniere Energy Partners, LP
2,500,000 4.500%,  10/1/2029 2,491,992
Columbia Pipelines Holding
Company, LLC
925,000 6.055%,  8/15/2026
a
937,457
740,000 6.042%,  8/15/2028
a
772,198
Continental Resources, Inc.
2,650,000 2.268%,  11/15/2026
a
2,583,240
Diamondback Energy, Inc.
750,000 5.200%,  4/18/2027 760,766
Enbridge, Inc.
1,100,000 5.900%,  11/15/2026 1,119,247
Energy Transfer, LP
750,000 6.050%,  12/1/2026 763,978
1,100,000 5.250%,  7/1/2029 1,131,913
EOG Resources, Inc.
365,000 4.400%,  7/15/2028 368,352
Helmerich & Payne, Inc.
1,300,000 4.650%,  12/1/2027
e
1,305,563
Kinder Morgan, Inc.
700,000 5.100%,  8/1/2029 719,355
1,050,000 5.150%,  6/1/2030 1,083,158
MPLX, LP
1,100,000 1.750%,  3/1/2026 1,088,466
National Fuel Gas Company
900,000 5.500%,  3/15/2030 930,263
Occidental Petroleum Corporation
500,000 5.000%,  8/1/2027 505,235
ONEOK, Inc.
500,000 5.550%,  11/1/2026 506,333
1,000,000 4.250%,  9/24/2027 1,001,083
500,000 5.650%,  11/1/2028 518,502
Ovintiv, Inc.
1,200,000 5.375%,  1/1/2026 1,200,132
Phillips 66 Company
800,000 4.950%,  12/1/2027 813,216
Plains All American Pipeline, LP/
PAA Finance Corporation
750,000 4.650%,  10/15/2025 750,004
Repsol E&P Capital Markets US,
LLC
525,000 4.805%,  9/16/2028
a
527,273
Principal
Amount Long-Term Fixed Income  99.3% Value
Energy  4.0% - continued
Schlumberger Holdings
Corporation
$ 525,000 5.000%,  5/29/2027
a
$ 532,476
South Bow USA Infrastructure
Holdings, LLC
700,000 4.911%,  9/1/2027 705,992
Var Energi ASA
450,000 5.875%,  5/22/2030
a
467,908
Williams Companies, Inc.
1,100,000 4.625%,  6/30/2030 1,109,373
Total 26,326,078
Financials  32.4%
ABN AMRO Bank NV
1,100,000 6.339%,  9/18/2027
a,b
1,121,383
AEGON Funding Company, LLC
1,125,000 5.500%,  4/16/2027
a,e
1,144,676
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,200,000 1.750%,  1/30/2026 1,190,238
250,000 2.450%,  10/29/2026 245,621
900,000 6.100%,  1/15/2027 919,289
665,000 6.450%,  4/15/2027 685,792
1,075,000 4.625%,  9/10/2029 1,084,419
Ally Financial, Inc.
3,000,000 5.750%,  11/20/2025 3,001,780
600,000 5.737%,  5/15/2029
b
614,151
American Express Company
1,250,000 5.098%,  2/16/2028
b
1,266,775
500,000 5.043%,  7/26/2028
b
508,531
1,100,000 4.731%,  4/25/2029
b
1,117,335
365,000 5.085%,  1/30/2031
b
376,310
American Homes 4 Rent, LP
425,000 4.950%,  6/15/2030 432,744
American International Group, Inc.
750,000 4.850%,  5/7/2030 767,182
Apollo Debt Solutions BDC
1,370,000 6.900%,  4/13/2029 1,440,386
Ares Capital Corporation
1,350,000 3.875%,  1/15/2026 1,347,635
800,000 2.150%,  7/15/2026 785,934
Ares Strategic Income Fund
600,000 5.700%,  3/15/2028 608,414
875,000 5.600%,  2/15/2030 883,540
Arthur J. Gallagher & Company
450,000 4.600%,  12/15/2027 454,412
450,000 4.850%,  12/15/2029 459,195
Associated Banc-Corp
700,000 6.455%,  8/29/2030
b
725,572
Aviation Capital Group, LLC
1,500,000 4.875%,  10/1/2025
a
1,500,000
725,000 4.750%,  4/14/2027
a
728,232
1,100,000 4.800%,  10/24/2030
a
1,098,993
Avolon Holdings Funding, Ltd.
1,644,000 5.500%,  1/15/2026
a
1,646,179
401,000 2.125%,  2/21/2026
a
396,870
600,000 4.950%,  1/15/2028
a
606,024
1,050,000 5.375%,  5/30/2030
a
1,077,075
Banco Santander SA
600,000 4.175%,  3/24/2028
b
599,103
1,000,000 5.365%,  7/15/2028
b
1,020,264
1,000,000 5.588%,  8/8/2028 1,038,805

Short-Term Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.3% Value
Financials  32.4% - continued
Bank of America Corporation
$ 1,500,000 1.734%,  7/22/2027
b
$ 1,470,043
Bank of Montreal
1,115,000 5.266%,  12/11/2026 1,129,820
500,000 5.370%,  6/4/2027
e
510,989
750,000 4.567%,  9/10/2027
b
752,578
Bank of New York Mellon
Corporation
750,000 6.317%,  10/25/2029
b
798,128
Bank of New Zealand
1,800,000 4.846%,  2/7/2028
a
1,830,607
Bank of Nova Scotia
1,000,000 4.404%,  9/8/2028
b
1,005,194
1,050,000 4.043%,  9/15/2028
b
1,047,696
Barclays plc
1,100,000 6.496%,  9/13/2027
b
1,122,284
500,000 2.279%,  11/24/2027
b
488,881
550,000 5.674%,  3/12/2028
b
560,697
850,000 4.837%,  9/10/2028
b
858,600
1,100,000 5.086%,  2/25/2029
b
1,119,759
Blackstone Private Credit Fund
600,000 4.950%,  9/26/2027 603,297
1,050,000 5.050%,  9/10/2030 1,037,781
Blackstone Secured Lending Fund
1,025,000 5.875%,  11/15/2027 1,050,299
900,000 5.350%,  4/13/2028 912,311
Blue Owl Capital Corporation II
750,000 8.450%,  11/15/2026 776,969
Blue Owl Credit Income
Corporation
650,000 4.700%,  2/8/2027 648,878
1,100,000 6.600%,  9/15/2029 1,146,818
Blue Owl Technology Finance
Corporation
750,000 4.750%,  12/15/2025
a
748,112
1,800,000 3.750%,  6/17/2026
a
1,784,009
1,025,000 6.750%,  4/4/2029 1,057,508
BNP Paribas SA
1,300,000 1.323%,  1/13/2027
a,b
1,288,131
825,000 4.792%,  5/9/2029
a,b
832,683
850,000 5.176%,  1/9/2030
a,b
872,003
Boston Properties, LP
1,500,000 3.650%,  2/1/2026 1,495,439
BPCE SA
750,000 5.975%,  1/18/2027
a,b
752,812
Brown & Brown, Inc.
725,000 4.600%,  12/23/2026 728,795
550,000 4.900%,  6/23/2030 557,390
CaixaBank SA
1,100,000 4.634%,  7/3/2029
a,b
1,107,701
Canadian Imperial Bank of
Commerce
1,000,000 5.237%,  6/28/2027 1,019,939
1,100,000 4.857%,  3/30/2029
b
1,117,061
Capital One Financial Corporation
1,050,000 4.493%,  9/11/2031
b
1,041,507
Capital One NA
1,285,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
1,330,587
Centene Corporation
2,000,000 4.250%,  12/15/2027 1,964,035
1,200,000 4.625%,  12/15/2029 1,163,251
Principal
Amount Long-Term Fixed Income  99.3% Value
Financials  32.4% - continued
Charles Schwab Corporation
$ 1,250,000 4.000%,  6/1/2026
b,f
$ 1,235,939
Chubb INA Holdings, LLC
1,250,000 4.650%,  8/15/2029 1,274,587
Citadel Securities Global Holdings,
LLC
365,000 5.500%,  6/18/2030
a
374,621
Citadel, LP
1,450,000 6.000%,  1/23/2030
a
1,507,103
Citibank NA
1,291,000 4.576%,  5/29/2027 1,302,422
850,000 4.876%,  11/19/2027
b
856,621
Citigroup, Inc.
500,000 4.000%,  12/10/2025
b,f
498,054
1,025,000 4.643%,  5/7/2028
b
1,032,089
650,000 5.174%,  2/13/2030
b
666,780
1,400,000 4.503%,  9/11/2031
b
1,400,757
Citizens Financial Group, Inc.
900,000 5.253%,  3/5/2031
b
922,385
Commonwealth Bank of Australia
1,050,000 4.150%,  10/1/2030
g
1,049,659
COPT Defense Properties, LP
450,000 2.250%,  3/15/2026 445,412
Corebridge Financial, Inc.
1,000,000 3.650%,  4/5/2027 991,418
Corebridge Global Funding
1,425,000 4.650%,  8/20/2027
a
1,440,855
Cousins Properties, LP
1,000,000 5.250%,  7/15/2030 1,024,089
Credit Agricole SA
750,000 1.247%,  1/26/2027
a,b
742,101
1,000,000 4.631%,  9/11/2028
a,b
1,006,323
550,000 5.230%,  1/9/2029
a,b
560,551
725,000 6.316%,  10/3/2029
a,b
764,317
Credit Suisse Group AG
990,000 7.500%,  N/A
*,h
84,150
Deutsche Bank AG
2,000,000 6.000%,  10/30/2025
b,f
2,001,354
Deutsche Bank AG/New York, NY
1,100,000 2.129%,  11/24/2026
b
1,095,972
700,000 4.999%,  9/11/2030
b
710,024
800,000 4.950%,  8/4/2031
b
807,565
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
1,550,000 5.950%,  9/17/2030
a
1,512,923
EPR Properties
1,875,000 4.950%,  4/15/2028 1,889,505
F&G Global Funding
700,000 4.650%,  9/8/2028
a
702,478
Fifth Third Bank NA
200,000 3.850%,  3/15/2026 199,631
First Horizon Bank
1,480,000 5.750%,  5/1/2030 1,526,921
First-Citizens Bank & Trust
Company
1,200,000 6.125%,  3/9/2028 1,245,056
Fortitude Group Holdings, LLC
1,400,000 6.250%,  4/1/2030
a
1,453,618
Franklin BSP Capital Corporation
1,000,000 6.000%,  10/2/2030
a,g
989,046

Short-Term Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.3% Value
Financials  32.4% - continued
FS KKR Capital Corporation
$ 2,000,000 3.400%,  1/15/2026 $ 1,990,934
GA Global Funding Trust
1,200,000 1.625%,  1/15/2026
a
1,190,316
GATX Corporation
750,000 5.400%,  3/15/2027 760,854
Goldman Sachs Bank USA/New
York, NY
1,100,000 5.283%,  3/18/2027
b
1,104,988
Goldman Sachs BDC, Inc.
550,000 6.375%,  3/11/2027 562,591
Goldman Sachs Group, Inc.
1,250,000 3.615%,  3/15/2028
b
1,240,625
1,100,000 4.482%,  8/23/2028
b
1,106,882
1,100,000 6.484%,  10/24/2029
b
1,170,597
650,000 5.218%,  4/23/2031
b
672,169
Goldman Sachs Private Credit
Corporation
450,000 5.875%,  5/6/2028
a,e
456,690
Healthcare Realty Holdings, LP
625,000 3.100%,  2/15/2030 588,042
Highwoods Realty, LP
1,059,000 4.200%,  4/15/2029 1,037,331
HPS Corporate Lending Fund
825,000 5.300%,  6/5/2027
a
829,395
950,000 4.900%,  9/11/2028
a
945,109
HSBC Holdings plc
850,000 5.130%,  11/19/2028
b
865,153
750,000 4.899%,  3/3/2029
b
760,891
HSBC USA, Inc.
1,475,000 4.650%,  6/3/2028 1,495,858
Huntington Bank Auto Credit-
Linked Notes
160,003
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
161,557
ING Groep NV
1,250,000 1.726%,  4/1/2027
b
1,233,882
1,000,000 4.017%,  3/28/2028
b
997,020
1,100,000 4.858%,  3/25/2029
b
1,114,581
JPMorgan Chase & Company
1,000,000 3.650%,  6/1/2026
b,f
989,035
1,000,000 1.045%,  11/19/2026
b
995,520
1,150,000 5.571%,  4/22/2028
b
1,175,117
1,250,000 4.979%,  7/22/2028
b
1,269,043
800,000 4.851%,  7/25/2028
b
810,577
KeyBank NA/Cleveland, OH
500,000 4.700%,  1/26/2026 500,301
KeyCorp
1,500,000 5.121%,  4/4/2031
b,e
1,540,189
Lincoln Financial Global Funding
500,000 5.300%,  1/13/2030
a
517,364
Lloyds Banking Group plc
350,000 4.582%,  12/10/2025 350,067
550,000 5.985%,  8/7/2027
b
557,872
1,125,000 5.462%,  1/5/2028
b
1,141,763
1,000,000 3.750%,  3/18/2028
b
993,206
600,000 5.087%,  11/26/2028
b
610,684
LPL Holdings, Inc.
900,000 5.200%,  3/15/2030 919,048
M&T Bank Corporation
750,000 3.500%,  9/1/2026
b,f
722,671
Principal
Amount Long-Term Fixed Income  99.3% Value
Financials  32.4% - continued
Macquarie AirFinance Holdings,
Ltd.
$ 1,035,000 6.400%,  3/26/2029
a
$ 1,089,976
700,000 5.150%,  3/17/2030
a
709,786
MassMutual Global Funding II
1,100,000 4.850%,  1/17/2029
a
1,123,684
Met Tower Global Funding
1,000,000 4.000%,  10/1/2027
a
999,549
Metropolitan Life Global Funding I
1,100,000 5.400%,  9/12/2028
a
1,139,976
Mitsubishi UFJ Financial Group,
Inc.
1,075,000 4.527%,  9/12/2031
b
1,079,093
Mizuho Financial Group, Inc.
1,275,000 4.711%,  7/8/2031
b
1,290,008
Morgan Stanley
1,000,000 6.138%,  10/16/2026
b
1,000,637
1,125,000 5.652%,  4/13/2028
b
1,150,191
2,000,000 5.164%,  4/20/2029
b
2,047,263
465,000 5.449%,  7/20/2029
b
480,489
Morgan Stanley Bank NA
1,150,000 4.447%,  10/15/2027
b
1,152,749
1,100,000 5.016%,  1/12/2029
b
1,119,706
Morgan Stanley Direct Lending
Fund
1,425,000 6.150%,  5/17/2029 1,474,588
National Bank of Canada
1,300,000 5.600%,  7/2/2027
b
1,312,938
NatWest Group plc
750,000 5.847%,  3/2/2027
b
754,486
New York Life Global Funding
1,100,000 4.900%,  6/13/2028
a
1,124,722
500,000 5.000%,  6/6/2029
a,e
514,189
Nomura Holdings, Inc.
750,000 2.329%,  1/22/2027 731,417
1,300,000 5.594%,  7/2/2027 1,328,705
North Haven Private Income Fund,
LLC
450,000 5.125%,  9/25/2028
a
447,675
Northwestern Mutual Global
Funding
1,100,000 4.900%,  6/12/2028
a
1,126,261
Omega Healthcare Investors, Inc.
1,000,000 5.250%,  1/15/2026 1,000,261
750,000 5.200%,  7/1/2030 761,414
PNC Bank NA
1,100,000 4.429%,  7/21/2028
b
1,105,569
PNC Financial Services Group,
Inc.
1,500,000 3.400%,  9/15/2026
b,f
1,453,842
750,000 6.615%,  10/20/2027
b
768,335
925,000 5.582%,  6/12/2029
b
958,515
Principal Life Global Funding II
1,000,000 4.800%,  1/9/2028
a
1,012,951
Regions Financial Corporation
300,000 5.722%,  6/6/2030
b
312,668
RGA Global Funding
1,500,000 5.448%,  5/24/2029
a
1,556,371
Royal Bank of Canada
900,000 5.069%,  7/23/2027
b
906,679
1,000,000 4.510%,  10/18/2027
b
1,003,398
1,075,000 4.498%,  8/6/2029
b
1,083,362

Short-Term Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.3% Value
Financials  32.4% - continued
Santander Holdings USA, Inc.
$ 750,000 2.490%,  1/6/2028
b,e
$ 731,821
750,000 5.473%,  3/20/2029
b
764,292
Skandinaviska Enskilda Banken
AB
1,750,000 4.500%,  9/3/2030
a
1,753,942
Societe Generale SA
1,400,000 1.488%,  12/14/2026
a,b
1,391,313
850,000 5.250%,  2/19/2027
a
859,193
1,000,000 5.500%,  4/13/2029
a,b
1,021,064
Standard Chartered plc
1,000,000 2.608%,  1/12/2028
a,b
978,263
750,000 5.688%,  5/14/2028
a,b
765,576
900,000 5.545%,  1/21/2029
a,b
921,903
State Street Corporation
1,000,000 5.751%,  11/4/2026
b
1,001,168
1,300,000 5.684%,  11/21/2029
b
1,362,372
Sumitomo Mitsui Financial Group,
Inc.
1,100,000 5.716%,  9/14/2028 1,148,740
Sumitomo Mitsui Trust Bank, Ltd.
1,100,000 5.650%,  9/14/2026
a
1,116,343
Synovus Bank
1,845,000 5.625%,  2/15/2028 1,883,663
Toronto-Dominion Bank
1,450,000 4.861%,  1/31/2028 1,475,342
Truist Bank
1,500,000 4.420%,  7/24/2028
b
1,506,400
Truist Financial Corporation
675,000 4.950%,  10/6/2025
b,f
672,222
1,100,000 1.267%,  3/2/2027
b
1,086,197
1,275,000 5.071%,  5/20/2031
b
1,307,249
U.S. Bancorp
750,000 5.727%,  10/21/2026
b
750,504
1,000,000 6.787%,  10/26/2027
b
1,026,792
500,000 4.548%,  7/22/2028
b
503,786
550,000 5.384%,  1/23/2030
b
568,655
1,000,000 5.100%,  7/23/2030
b
1,028,768
750,000 5.046%,  2/12/2031
b
769,224
UBS Group AG
3,350,000 1.305%,  2/2/2027
a,b
3,315,136
1,100,000 6.327%,  12/22/2027
a,b
1,127,596
875,000 6.850%,  9/10/2029
a,b,f
902,285
1,300,000 5.428%,  2/8/2030
a,b
1,343,145
USB Realty Corporation
95,000
5.726%,  (TSFR3M +
1.409%), 1/15/2027
a,b,f
76,340
Wells Fargo & Company
850,000 3.526%,  3/24/2028
b
842,414
1,000,000 5.707%,  4/22/2028
b
1,023,235
1,750,000 4.970%,  4/23/2029
b
1,783,323
1,100,000 5.574%,  7/25/2029
b
1,139,987
1,050,000 4.078%,  9/15/2029
b
1,046,725
Welltower OP, LLC
1,275,000 4.500%,  7/1/2030 1,286,895
Westpac New Zealand, Ltd.
1,500,000 5.132%,  2/26/2027
a
1,521,583
1,100,000 4.902%,  2/15/2028
a
1,118,574
Zions Bancorp NA
1,150,000 4.704%,  8/18/2028
b
1,153,574
Total 214,514,756
Principal
Amount Long-Term Fixed Income  99.3% Value
Foreign Government  0.3%
Eagle Funding Luxco SARL
$ 875,000 5.500%,  8/17/2030
a,e
$ 887,740
NBN Company, Ltd.
700,000 4.000%,  10/1/2027
a
696,660
800,000 4.150%,  9/16/2030
a
795,507
Total 2,379,907
Mortgage-Backed Securities  1.7%
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
11,000,000 5.000%,  10/1/2040
g
11,113,297
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
46,814
6.501%,  (RFUCCT1Y +
1.502%), 1/1/2043
b
47,622
Total 11,160,919
Technology  4.1%
Broadcom, Inc.
1,000,000 4.150%,  2/15/2028 1,002,608
1,000,000 4.800%,  4/15/2028 1,018,403
1,350,000 5.050%,  7/12/2029 1,390,616
1,275,000 4.200%,  10/15/2030 1,272,825
Dell International, LLC/EMC
Corporation
1,050,000 4.750%,  4/1/2028 1,065,395
Fiserv, Inc.
1,100,000 5.150%,  3/15/2027 1,114,357
1,100,000 5.450%,  3/2/2028 1,130,892
1,800,000 4.550%,  2/15/2031 1,806,674
Foundry JV Holdco, LLC
1,100,000 5.500%,  1/25/2031
a
1,141,438
Hewlett Packard Enterprise
Company
350,000 4.450%,  9/25/2026 351,329
1,400,000 4.400%,  10/15/2030 1,391,500
International Business Machines
Corporation
750,000 4.650%,  2/10/2028 760,712
Jabil, Inc.
1,000,000 4.250%,  5/15/2027 1,000,081
Microchip Technology, Inc.
350,000 5.050%,  3/15/2029 357,624
Molex Electronic Technologies,
LLC
950,000 4.750%,  4/30/2028
a
959,306
Oracle Corporation
1,100,000 4.500%,  5/6/2028 1,108,114
900,000 4.800%,  8/3/2028 915,147
875,000 4.200%,  9/27/2029 873,169
700,000 4.450%,  9/26/2030 699,656
Paychex, Inc.
325,000 5.100%,  4/15/2030 334,436
PayPal Holdings, Inc.
1,100,000 4.450%,  3/6/2028 1,111,482
Qorvo, Inc.
2,300,000 4.375%,  10/15/2029 2,254,532
Qualcomm, Inc.
825,000 4.500%,  5/20/2030 837,619
Roper Technologies, Inc.
1,075,000 4.500%,  10/15/2029 1,085,237

Short-Term Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.3% Value
Technology  4.1% - continued
SK Hynix, Inc.
$ 750,000 5.500%,  1/16/2027
a
$ 761,461
Synopsys, Inc.
700,000 4.550%,  4/1/2027 704,116
Verisk Analytics, Inc.
360,000 4.500%,  8/15/2030 361,081
VMware, LLC
350,000 1.400%,  8/15/2026 342,220
Total 27,152,030
Transportation  1.2%
Air Canada
1,875,000 3.875%,  8/15/2026
a
1,857,983
Delta Air Lines, Inc.
1,100,000 4.950%,  7/10/2028 1,113,350
370,000 5.250%,  7/10/2030 377,471
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
179,167 4.500%,  10/20/2025
a
178,948
ERAC USA Finance, LLC
750,000 5.000%,  2/15/2029
a
769,211
Ryder System, Inc.
925,000 4.850%,  6/15/2030
e
943,806
United Airlines, Inc.
1,875,000 4.375%,  4/15/2026
a
1,872,120
United Parcel Service, Inc.
600,000 4.650%,  10/15/2030 612,646
Total 7,725,535
U.S. Government & Agencies  5.6%
U.S. Treasury Notes
3,500,000 3.875%,  7/31/2027 3,514,355
7,750,000 3.875%,  7/15/2028 7,800,254
25,900,000 4.000%,  10/31/2029 26,191,375
Total 37,505,984
Utilities  3.7%
American Electric Power
Company, Inc.
1,050,000 5.800%,  3/15/2056
b
1,046,321
1,075,000 1.000%,  11/1/2025 1,071,684
745,000 5.200%,  1/15/2029 768,159
Capital Power US Holdings, Inc.
750,000 5.257%,  6/1/2028
a
764,251
Constellation Energy Generation,
LLC
1,100,000 5.600%,  3/1/2028 1,136,809
DTE Energy Company
900,000 4.950%,  7/1/2027 911,454
950,000 5.100%,  3/1/2029 973,418
Duke Energy Carolinas, LLC
1,000,000 4.850%,  3/15/2030 1,027,124
Enel Finance International NV
1,000,000 6.800%,  10/14/2025
a
1,000,871
Evergy Kansas Central, Inc.
650,000 4.700%,  3/13/2028 657,939
Eversource Energy
1,100,000 5.450%,  3/1/2028 1,129,890
Exelon Corporation
725,000 5.150%,  3/15/2028 741,540
Georgia Power Company
1,100,000 4.650%,  5/16/2028 1,116,303
875,000 4.000%,  10/1/2028 874,984
Principal
Amount Long-Term Fixed Income  99.3% Value
Utilities  3.7% - continued
Jersey Central Power & Light
Company
$ 1,500,000 4.300%,  1/15/2026
a
$ 1,499,852
National Rural Utilities Cooperative
Finance Corporation
1,100,000 4.750%,  2/7/2028 1,116,218
1,100,000 4.800%,  3/15/2028 1,120,360
862,000
7.482%,  (TSFR3M +
3.172%), 4/30/2043
b
858,109
Nevada Power Company
725,000 6.250%,  5/15/2055
b
735,222
NextEra Energy Capital Holdings,
Inc.
725,000 4.685%,  9/1/2027 732,884
900,000 5.050%,  3/15/2030 926,700
Southern Company
900,000 4.000%,  1/15/2051
b
896,732
750,000 3.750%,  9/15/2051
b
739,998
Southern Power Company
400,000 4.250%,  10/1/2030 397,588
Vistra Operations Company, LLC
600,000 5.050%,  12/30/2026
a
603,448
WEC Energy Group, Inc.
460,000 5.600%,  9/12/2026 466,076
Xcel Energy, Inc.
1,050,000 4.750%,  3/21/2028 1,062,950
Total 24,376,884
Total Long-Term Fixed Income
(cost $652,854,715) 657,640,479
Shares
Collateral Held for Securities
Loaned 1.1% Value
7,094,156 Thrivent Cash Management Trust 7,094,156
Total Collateral Held for
Securities Loaned
(cost $7,094,156) 7,094,156
Shares Preferred Stock 0.3% Value
Financials  0.3%
66,000 Citigroup Capital XIII, 10.942%
b
1,991,220
Total 1,991,220
Total Preferred Stock
(cost $1,821,600) 1,991,220
Shares or
Principal
Amount Short-Term Investments 1.5% Value
Federal Home Loan Mortgage
Corporation Discount Notes
100,000 3.920%, 12/8/2025
i,j
99,261
Federal National Mortgage
Association Discount Notes
200,000 4.155%, 10/22/2025
i,j
199,508
State Street Institutional U.S.
Government Money Market
Fund
67,623 4.090%
i
67,623

Short-Term Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  1.5% Value
Thrivent Core Short-Term Reserve
Fund
1,000,000 4.410% $ 10,000,000
Total Short-Term Investments
(cost $10,366,398) 10,366,392
Total Investments (cost
$672,136,869) 102.2% $677,092,247
Other Assets and Liabilities, Net
(2.2%) (14,783,039)
Total Net Assets 100.0% $662,309,208
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2025, the value of these investments was $287,138,667 or
43.4% of total net assets.
b Denotes variable rate securities. The rate shown is as of
September 30, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the security is insured or guaranteed.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2025.
e All or a portion of the security is on loan.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Defaulted security.  Interest is not being accrued.
i The interest rate shown reflects the yield.
j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Short-Term
Bond Portfolio as of September 30, 2025 was $84,150 or
0.01% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of September 30, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  12/4/2013 $ 990,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Short-Term Bond Portfolio as of September 30, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 6,831,741
Total lending $6,831,741
Gross amount payable upon return of
collateral for securities loaned $7,094,156
Net amounts due to counterparty $262,415
Definitions:
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks
Term 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Short-Term Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Short-Term Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 94,867,388 – 94,867,388 –
Basic Materials 6,289,040 – 6,289,040 –
Capital Goods 12,410,659 – 12,410,659 –
Collateralized Mortgage Obligations 72,915,060 – 72,915,060 –
Commercial Mortgage-Backed Securities 25,224,509 – 25,224,509 –
Communications Services 15,698,032 – 15,698,032 –
Consumer Cyclical 40,881,836 – 40,881,836 –
Consumer Non-Cyclical 38,211,862 – 38,211,862 –
Energy 26,326,078 – 26,326,078 –
Financials 214,514,756 – 214,514,756 –
Foreign Government 2,379,907 – 2,379,907 –
Mortgage-Backed Securities 11,160,919 – 11,160,919 –
Technology 27,152,030 – 27,152,030 –
Transportation 7,725,535 – 7,725,535 –
U.S. Government & Agencies 37,505,984 – 37,505,984 –
Utilities 24,376,884 – 24,376,884 –
Preferred Stock
Financials 1,991,220 1,991,220 – –
Short-Term Investments 366,392 67,623 298,769 –
Subtotal Investments in Securities $659,998,091 $ 2,058,843 $657,939,248 $–
Other Investments  * Total
Affiliated Short-Term Investments 10,000,000
Collateral Held for Securities Loaned 7,094,156
Subtotal Other Investments $17,094,156
Total Investments at Value $677,092,247
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Short-Term Bond Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 43,252 43,252 – –
Total Liability Derivatives $43,252 $43,252 $– $–

Short-Term Bond Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Short-Term Bond Portfolio's futures contracts held as of September 30, 2025. Investments and/or cash totaling
$298,769 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 200 December 2025 $ 41,722,940 ( $ 43,252)
Total Futures Long Contracts $ 41,722,940 ( $ 43,252)
Total Futures Contracts $ 41,722,940 ($43,252)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Short-Term Bond Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
9/30/2025
Shares Held at
9/30/2025
% of Net
Assets
9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $– $10,000 $– $10,000 1,000 1.5%
Total Affiliated Short-Term Investments – 10,000 1.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 5,061 35,295 33,262 7,094 7,094 1.1
Total Collateral Held for Securities Loaned 5,061 7,094 1.1
Total Value $5,061 $17,094
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $– $– $ – $174
Total Income/Non Cash Income from Affiliated
Investments $174
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 12
Total Affiliated Income from Securities Loaned, Net $12
Total Value $– $– $ –

Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 97.2% Value
Communications Services  1.5%
51,091 CarGurus, Inc.
a
$ 1,902,118
Total 1,902,118
Consumer Discretionary  12.4%
10,788 Boot Barn Holdings, Inc.
a
1,787,787
19,444 Build-A-Bear Workshop, Inc. 1,267,943
14,639 Champion Homes, Inc.
a
1,117,980
5,561 Grand Canyon Education, Inc.
a
1,220,751
11,074 Installed Building Products, Inc. 2,731,513
14,211 Modine Manufacturing Company
a
2,020,236
4,292 Murphy USA, Inc. 1,666,412
7,805 Wingstop, Inc.
b
1,964,362
28,145 Wyndham Hotels & Resorts, Inc. 2,248,786
Total 16,025,770
Consumer Staples  4.4%
23,227 BJ's Wholesale Club Holdings,
Inc.
a
2,165,918
18,613 J & J Snack Foods Corporation 1,788,523
42,062 Vita Coco Company, Inc.
a
1,786,373
Total 5,740,814
Energy  0.8%
5,813 Gulfport Energy Corporation
a
1,052,037
Total 1,052,037
Financials  8.1%
40,997 Glacier Bancorp, Inc. 1,995,324
11,461 Houlihan Lokey, Inc. 2,353,173
87,113 Old National Bancorp 1,912,130
14,924 OneMain Holdings, Inc. 842,609
21,534 RLI Corporation 1,404,447
40,819 Triumph Financial, Inc.
a
2,042,583
Total 10,550,266
Health Care  15.5%
108,307 ADMA Biologics, Inc.
a
1,587,781
74,827 Concentra Group Holdings Parent,
Inc. 1,566,129
27,874 CorVel Corporation
a
2,158,005
17,781 Encompass Health Corporation 2,258,543
21,807 HealthEquity, Inc.
a
2,066,649
23,598 Merit Medical Systems, Inc.
a
1,964,062
9,895 Penumbra, Inc.
a
2,506,601
42,896 Stevanato Group SPA
b
1,104,572
58,425 Twist Bioscience Corporation
a
1,644,079
3,244 UFP Technologies, Inc.
a
647,502
30,277 Vericel Corporation
a
952,817
44,656 Waystar Holding Corporation
a
1,693,356
Total 20,150,096
Industrials  26.2%
34,118 Atmus Filtration Technologies, Inc. 1,538,381
36,857 Barrett Business Services, Inc. 1,633,502
17,972 BWX Technologies, Inc. 3,313,498
17,697 Casella Waste Systems, Inc.
a
1,679,091
28,824 CECO Environmental Corporation
a
1,475,789
51,891 Enerpac Tool Group Corporation 2,127,531
15,335 EnPro, Inc. 3,465,710
32,226 ExlService Holdings, Inc.
a
1,418,911
18,433 Federal Signal Corporation 2,193,343
63,147 Gates Industrial Corporation plc
a
1,567,308
14,628 Huron Consulting Group, Inc.
a
2,146,951
17,310 Limbach Holdings, Inc.
a
1,681,147
Shares Common Stock  97.2% Value
Industrials  26.2% - continued
136,706 Masterbrand, Inc.
a
$ 1,800,418
11,014 Moog, Inc. 2,287,277
68,117 Mueller Water Products, Inc. 1,738,346
6,196 RBC Bearings, Inc.
a
2,418,237
4,488 Sterling Construction Company,
Inc.
a
1,524,484
Total 34,009,924
Information Technology  23.6%
19,060 Agilysys, Inc.
a
2,006,065
13,691 Bel Fuse, Inc. 1,930,705
26,107 BlackLine, Inc.
a
1,386,282
35,272 Cognex Corporation 1,597,822
18,999 CompoSecure, Inc. 395,559
19,738 Descartes Systems Group, Inc.
a
1,859,912
46,727 DigitalOcean Holdings, Inc.
a
1,596,194
5,075 Fabrinet
a
1,850,447
29,252 Gitlab, Inc.
a
1,318,680
8,234 Guidewire Software, Inc.
a
1,892,667
56,353 I3 Verticals, Inc.
a
1,829,218
9,129 Impinj, Inc.
a
1,650,067
53,586 JFrog, Ltd.
a
2,536,225
19,181 Onto Innovation, Inc.
a
2,478,569
27,634 Pegasystems, Inc. 1,588,955
11,640 Silicon Laboratories, Inc.
a
1,526,353
29,381 TTM Technologies, Inc.
a
1,692,346
210,196 Weave Communications, Inc.
a
1,404,109
Total 30,540,175
Materials  1.4%
42,344 Constellium SE
a
630,079
46,240 Olin Corporation 1,155,537
Total 1,785,616
Real Estate  3.3%
12,646 Colliers International Group, Inc. 1,975,432
42,578 National Storage Affiliates Trust 1,286,707
17,197 Terreno Realty Corporation 975,930
Total 4,238,069
Total Common Stock
(cost $109,524,317) 125,994,885
Shares
Collateral Held for Securities
Loaned 1.7% Value
2,137,000 Thrivent Cash Management Trust 2,137,000
Total Collateral Held for
Securities Loaned
(cost $2,137,000) 2,137,000
Shares or
Principal
Amount Short-Term Investments 3.0% Value
State Street Institutional U.S.
Government Money Market
Fund
3,920,276 4.090%
c
3,920,276
Total Short-Term Investments
(cost $3,920,276) 3,920,276
Total Investments (cost
$115,581,593) 101.9% $132,052,161
Other Assets and Liabilities, Net
(1.9%) (2,461,754)
Total Net Assets 100.0% $129,590,407

Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth
Portfolio as of September 30, 2025:
Securities Lending Transactions
Common Stock $ 2,096,510
Total lending $2,096,510
Gross amount payable upon return of
collateral for securities loaned $2,137,000
Net amounts due to counterparty $40,490
Definitions:
plc - Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Small Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,902,118 1,902,118 – –
Consumer Discretionary 16,025,770 16,025,770 – –
Consumer Staples 5,740,814 5,740,814 – –
Energy 1,052,037 1,052,037 – –
Financials 10,550,266 10,550,266 – –
Health Care 20,150,096 20,150,096 – –
Industrials 34,009,924 34,009,924 – –
Information Technology 30,540,175 30,540,175 – –
Materials 1,785,616 1,785,616 – –
Real Estate 4,238,069 4,238,069 – –
Short-Term Investments 3,920,276 3,920,276 – –
Subtotal Investments in Securities $129,915,161 $129,915,161 $– $–
Other Investments  * Total
Collateral Held for Securities Loaned 2,137,000
Subtotal Other Investments $2,137,000
Total Investments at Value $132,052,161
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
9/30/2025
Shares Held at
9/30/2025
% of Net
Assets
9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $3,650 $5,141 $8,791 $– – –
Total Affiliated Short-Term Investments 3,650 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 21,594 19,457 2,137 2,137 1.7%
Total Collateral Held for Securities Loaned – 2,137 1.7
Total Value $3,650 $2,137
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $– $– $ – $11
Total Income/Non Cash Income from Affiliated
Investments $11
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 99.7% Value
Communications Services  2.9%
26,551 Angi, Inc.
a
$ 431,719
3,330 Cable One, Inc. 589,577
61,353 CarGurus, Inc.
a
2,284,172
41,225 Cars.com, Inc.
a
503,770
73,862 Cinemark Holdings, Inc. 2,069,613
34,287 Cogent Communications Holdings 1,314,906
97,979 DoubleVerify Holdings, Inc.
a
1,173,788
53,846 Gogo, Inc.
a
462,537
48,823 IAC, Inc.
a
1,663,400
29,575 John Wiley and Sons, Inc. 1,196,900
681,067 Lumen Technologies, Inc.
a
4,168,130
12,935 Madison Square Garden Sports
Corporation
a
2,936,245
41,087 QuinStreet, Inc.
a
635,616
16,285 Scholastic Corporation 445,883
32,872 Shenandoah Telecommunications
Company 441,142
17,403 Shutterstock, Inc. 362,853
116,062 TEGNA, Inc. 2,359,540
70,902 Telephone and Data Systems, Inc. 2,782,195
29,795 Thryv Holdings, Inc.
a
359,328
83,783 Tripadvisor, Inc.
a
1,362,312
129,100 Uniti Group, Inc. 790,092
43,219 Yelp, Inc.
a
1,348,433
29,581 Ziff Davis, Inc.
a
1,127,036
Total 30,809,187
Consumer Discretionary  13.5%
47,958 Academy Sports and Outdoors,
Inc. 2,398,859
19,889 Acushnet Holdings Corporation 1,561,088
58,613 Adient plc
a
1,411,401
25,940 Adtalem Global Education, Inc.
a
4,006,433
43,275 Advance Auto Parts, Inc. 2,657,085
85,608 American Axle & Manufacturing
Holdings, Inc.
a
514,504
116,251 American Eagle Outfitters, Inc. 1,989,055
14,184 Asbury Automotive Group, Inc.
a
3,467,279
15,961 BJ's Restaurants, Inc.
a
487,289
55,234 Bloomin' Brands, Inc. 396,028
22,044 Boot Barn Holdings, Inc.
a
3,653,132
156,113 BorgWarner, Inc. 6,862,727
32,068 Brinker International, Inc.
a
4,062,374
21,729 Buckle, Inc. 1,274,623
150,052 Caesars Entertainment, Inc.
a
4,055,155
24,382 Caleres, Inc. 317,941
26,283 Carter's, Inc. 741,706
5,712 Cavco Industries, Inc.
a
3,317,130
18,629 Century Communities, Inc. 1,180,520
40,774 Champion Homes, Inc.
a
3,113,910
33,060 Cheesecake Factory, Inc. 1,806,398
16,064 Cracker Barrel Old Country Store,
Inc. 707,780
94,619 Dana, Inc. 1,896,165
19,456 Dave & Buster's Entertainment,
Inc.
a,b
353,321
20,046 Dorman Products, Inc.
a
3,124,770
20,797 Dream Finders Homes, Inc.
a,b
539,058
16,695 Ethan Allen Interiors, Inc. 491,835
71,500 Etsy, Inc.
a
4,746,885
30,157 Fox Factory Holding Corporation
a
732,514
52,556 Frontdoor, Inc.
a
3,536,493
22,018 Gentherm, Inc.
a
749,933
27,493 G-III Apparel Group, Ltd.
a
731,589
14,153 Golden Entertainment, Inc. 333,728
Shares Common Stock  99.7% Value
Consumer Discretionary  13.5% - continued
22,000 Green Brick Partners, Inc.
a
$ 1,624,920
9,147 Group 1 Automotive, Inc. 4,001,904
22,141 Guess ?, Inc.
b
369,976
255,224 Hanesbrands, Inc.
a
1,681,926
16,560 Helen of Troy, Ltd.
a
417,312
16,461 Installed Building Products, Inc. 4,060,270
80,831 Kohl's Corporation
b
1,242,372
36,885 Kontoor Brands, Inc. 2,942,316
29,699 La-Z-Boy, Inc. 1,019,270
17,490 LCI Industries 1,629,194
97,647 Leggett & Platt, Inc. 867,105
14,638 LGI Homes, Inc.
a
756,931
19,039 M/I Homes, Inc.
a
2,749,993
13,627 MarineMax, Inc.
a
345,172
22,214 Matthews International Corporation 539,356
51,334 Meritage Homes Corporation 3,718,122
70,832 Mister Car Wash, Inc.
a
377,535
8,961 Monarch Casino & Resort, Inc. 948,432
21,628 Monro, Inc. 388,655
57,135 National Vision Holdings, Inc.
a
1,667,771
302,352 Newell Brands, Inc. 1,584,324
10,128 Oxford Industries, Inc. 410,589
23,633 Papa John's International, Inc.
b
1,137,929
24,009 Patrick Industries, Inc. 2,483,251
101,360 PENN Entertainment, Inc.
a
1,952,194
44,048 Perdoceo Education Corporation 1,658,848
28,067 Phinia, Inc. 1,613,291
15,503 Pursuit Attractions and Hospitality,
Inc.
a
560,899
284,615 Sabre Corporation
a
520,845
71,382 Sally Beauty Holdings, Inc.
a
1,162,099
29,036 Shake Shack, Inc.
a
2,718,060
12,819 Shoe Carnival, Inc. 266,507
29,687 Signet Jewelers, Ltd. 2,847,577
73,066 Six Flags Entertainment
Corporation 1,660,060
10,692 Sonic Automotive, Inc. 813,554
87,207 Sonos, Inc.
a
1,377,871
15,070 Standard Motor Products, Inc. 615,157
52,413 Steven Madden, Ltd. 1,754,787
17,065 Strategic Education, Inc. 1,467,761
31,058 Stride, Inc.
a
4,625,779
11,660 Sturm, Ruger & Company, Inc. 506,860
100,812 Topgolf Callaway Brands
Corporation
a
957,714
63,130 Tri Pointe Homes, Inc.
a
2,144,526
19,844 United Parks & Resorts, Inc.
a,b
1,025,935
37,591 Upbound Group, Inc. 888,275
38,802 Urban Outfitters, Inc.
a
2,771,627
57,608 Victoria's Secret & Company
a
1,563,481
114,108 Wendy's Company 1,045,229
20,222 Winnebago Industries, Inc. 676,224
58,619 Wolverine World Wide, Inc. 1,608,505
18,167 XPEL, Inc.
a
600,783
Total 143,587,781
Consumer Staples  2.5%
24,505 Andersons, Inc. 975,544
32,888 Cal-Maine Foods, Inc. 3,094,761
5,848 Central Garden & Pet Company
a
190,937
37,239 Central Garden & Pet Company,
Class A
a
1,099,668
26,173 Chefs' Warehouse, Inc.
a
1,526,671
33,521 Edgewell Personal Care Company 682,488
43,834 Energizer Holdings, Inc. 1,091,028

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  99.7% Value
Consumer Staples  2.5% - continued
23,881 Fresh Del Monte Produce, Inc. $ 829,148
35,191 Freshpet, Inc.
a
1,939,376
70,775 Grocery Outlet Holding
Corporation
a
1,135,939
13,207 Interparfums, Inc. 1,299,305
11,236 J & J Snack Foods Corporation 1,079,667
6,609 John B. Sanfilippo & Son, Inc. 424,827
10,139 MGP Ingredients, Inc. 245,262
16,885 National Beverage Corporation 623,394
18,172 PriceSmart, Inc. 2,202,265
39,451 Reynolds Consumer Products, Inc. 965,366
66,731 Simply Good Foods Company
a
1,656,263
14,176 Tootsie Roll Industries, Inc.
b
594,258
32,060 TreeHouse Foods, Inc.
a
647,933
43,694 United Natural Foods, Inc.
a
1,643,768
17,954 Universal Corporation 1,003,090
7,777 USANA Health Sciences, Inc.
a
214,256
9,764 WD-40 Company 1,929,366
Total 27,094,580
Energy  4.4%
126,843 Archrock, Inc. 3,337,239
55,347 Atlas Energy Solutions, Inc.
b
629,295
18,085 Bristow Group, Inc.
a
652,507
49,472 Cactus, Inc. 1,952,660
52,521 California Resources Corporation 2,793,067
57,086 Comstock Resources, Inc.
a,b
1,132,015
33,831 Core Laboratories, Inc. 418,151
37,134 Core Natural Resources, Inc. 3,099,946
134,092 Crescent Energy Company 1,196,101
21,758 CVR Energy, Inc. 793,732
26,460 Dorian LPG, Ltd. 788,508
98,618 Helix Energy Solutions Group, Inc.
a
646,934
71,739 Helmerich & Payne, Inc. 1,584,715
27,787 Innovex International, Inc.
a
515,171
29,204 International Seaways, Inc. 1,345,720
31,489 Kinetik Holdings, Inc.
b
1,345,840
47,480 Kodiak Gas Services, Inc. 1,755,336
116,840 Liberty Energy, Inc. 1,441,806
133,675 Magnolia Oil & Gas Corporation 3,190,822
90,519 Noble Corporation plc 2,559,877
70,068 Northern Oil and Gas, Inc. 1,737,686
72,293 Oceaneering International, Inc.
a
1,791,421
36,660 Par Pacific Holdings, Inc.
a
1,298,497
252,864 Patterson-UTI Energy, Inc. 1,309,836
87,726 Peabody Energy Corporation 2,326,494
20,436 REX American Resources
Corporation
a
625,750
64,164 RPC, Inc. 305,421
82,931 SM Energy Company 2,070,787
93,243 Talos Energy, Inc.
a
894,200
33,206 Tidewater, Inc.
a
1,770,876
20,997 Vital Energy, Inc.
a
354,639
40,072 World Kinect Corporation 1,039,868
Total 46,704,917
Financials  19.0%
19,119 Acadian Asset Management, Inc. 920,771
60,595 Adamas Trust, Inc. 422,347
46,330 Ameris Bancorp 3,396,452
13,692 AMERISAFE, Inc. 600,257
94,224 Apollo Commercial Real Estate
Finance, Inc. 954,489
138,732 Arbor Realty Trust, Inc. 1,693,918
81,208 ARMOUR Residential REIT, Inc. 1,213,248
Shares Common Stock  99.7% Value
Financials  19.0% - continued
50,840 Artisan Partners Asset
Management, Inc. $ 2,206,456
32,275 Assured Guaranty, Ltd. 2,732,079
102,812 Atlantic Union Bankshares
Corporation 3,628,235
40,669 Axos Financial, Inc.
a
3,442,631
94,578 Banc of California, Inc. 1,565,266
14,899 BancFirst Corporation 1,883,979
33,233 Bancorp, Inc.
a
2,488,819
28,690 Bank of Hawaii Corporation 1,883,212
54,261 BankUnited, Inc. 2,070,600
24,951 Banner Corporation 1,634,290
59,976 Beacon Financial Corporation 1,422,031
263,223 BGC Group, Inc. 2,490,090
115,044 Blackstone Mortgage Trust, Inc. 2,117,960
33,649 Bread Financial Holdings, Inc. 1,876,605
88,157 Capitol Federal Financial, Inc. 559,797
49,846 Cathay General Bancorp 2,393,106
19,465 Central Pacific Financial
Corporation 590,568
10,457 City Holding Company 1,295,309
19,867 Cohen & Steers, Inc. 1,303,474
38,133 Community Financial System, Inc. 2,236,119
21,217 Customers Bancorp, Inc.
a
1,386,955
93,461 CVB Financial Corporation 1,767,348
29,448 Dime Community Bancshares, Inc. 878,434
19,836 Donnelley Financial Solutions, Inc.
a
1,020,165
19,937 Eagle Bancorp, Inc. 403,126
72,067 Ellington Financial, Inc. 935,430
16,962 Employers Holdings, Inc. 720,546
21,283 Enact Holdings, Inc. 815,990
16,602 Encore Capital Group, Inc.
a
692,967
18,045 Enova International, Inc.
a
2,076,799
46,159 EVERTEC, Inc. 1,559,251
41,790 EZCORP, Inc.
a
795,682
30,302 FB Financial Corporation 1,689,033
115,005 First Bancorp/Puerto Rico 2,535,860
29,912 First Bancorp/Southern Pines, NC 1,582,046
75,172 First Commonwealth Financial
Corporation 1,281,683
69,080 First Financial Bancorp 1,744,270
89,911 First Hawaiian, Inc. 2,232,490
59,356 Franklin BSP Realty Trust, Inc. 644,606
131,376 Fulton Financial Corporation 2,447,535
296,100 Genworth Financial, Inc.
a
2,635,290
18,289 Goosehead Insurance, Inc. 1,361,067
89,390 HA Sustainable Infrastructure
Capital, Inc. 2,744,273
21,547 Hanmi Financial Corporation 531,995
7,749 HCI Group, Inc. 1,487,266
24,495 Heritage Financial Corporation 592,534
31,816 Hilltop Holdings, Inc. 1,063,291
92,473 Hope Bancorp, Inc. 995,934
29,359 Horace Mann Educators
Corporation 1,326,146
36,011 Independent Bank Corporation/MA 2,490,881
50,248 Jackson Financial, Inc. 5,086,605
39,326 KKR Real Estate Finance Trust,
Inc. 353,934
18,418 Lakeland Financial Corporation 1,182,436
121,724 Lincoln National Corporation 4,909,129
26,956 MarketAxess Holdings, Inc. 4,697,083
19,181 Mercury General Corporation 1,626,165
53,514 Moelis & Company 3,816,618
46,167 Mr. Cooper Group, Inc. 9,731,542

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  99.7% Value
Financials  19.0% - continued
27,448 National Bank Holdings
Corporation $ 1,060,591
49,496 Navient Corporation 650,872
37,799 NBT Bancorp, Inc. 1,578,486
53,087 NCR Atleos Corporation
a
2,086,850
55,964 NMI Holdings, Inc.
a
2,145,660
105,482 Northwest Bancshares, Inc. 1,306,922
32,117 OFG Bancorp 1,396,768
19,322 Palomar Holdings, Inc.
a
2,255,843
10,319 Park National Corporation 1,677,147
16,560 Pathward Financial, Inc. 1,225,606
210,554 Payoneer Global, Inc.
a
1,273,852
62,777 PennyMac Mortgage Investment
Trust 769,646
11,991 Piper Sandler Companies 4,160,757
17,534 PJT Partners, Inc. 3,116,318
28,189 PRA Group, Inc.
a
435,238
8,303 Preferred Bank/Los Angeles, CA 750,508
37,092 ProAssurance Corporation
a
889,837
28,528 PROG Holdings, Inc. 923,166
94,236 Provident Financial Services, Inc. 1,816,870
97,718 Radian Group, Inc. 3,539,346
111,438 Ready Capital Corporation 431,265
93,226 Redwood Trust, Inc. 539,779
68,550 Renasant Corporation 2,528,809
27,664 S&T Bancorp, Inc. 1,039,890
10,745 Safety Insurance Group, Inc. 759,564
62,606 Seacoast Banking Corporation of
Florida 1,905,101
36,252 ServisFirst Bancshares, Inc. 2,919,374
104,392 Simmons First National
Corporation 2,001,195
74,969 SiriusPoint, Ltd.
a
1,356,189
20,399 Southside Bancshares, Inc. 576,272
33,343 Stellar Bancorp, Inc. 1,011,627
52,137 StepStone Group, Inc. 3,405,067
20,199 Stewart Information Services
Corporation 1,480,991
33,494 StoneX Group, Inc.
a
3,380,214
9,162 Tompkins Financial Corporation 606,616
16,266 Triumph Financial, Inc.
a
813,951
24,194 Trupanion, Inc.
a
1,047,116
13,600 TrustCo Bank Corporation NY 493,680
43,551 Trustmark Corporation 1,724,620
75,124 Two Harbors Investment
Corporation 741,474
87,635 United Community Banks, Inc. 2,747,357
15,816 United Fire Group, Inc. 481,123
39,495 Veritex Holdings, Inc. 1,324,267
35,653 Victory Capital Holdings, Inc. 2,308,888
57,356 Virtu Financial, Inc. 2,036,138
4,576 Virtus Investment Partners, Inc. 869,577
56,843 WaFd, Inc. 1,721,774
24,578 Walker & Dunlop, Inc. 2,055,212
18,369 Westamerica Bancorporation 918,266
86,752 WisdomTree, Inc. 1,205,853
2,251 World Acceptance Corporation
a
380,734
40,378 WSFS Financial Corporation 2,177,586
Total 202,914,365
Health Care  10.6%
66,622 Acadia Healthcare Company, Inc.
a
1,649,561
90,069 ACADIA Pharmaceuticals, Inc.
a
1,922,072
77,348 AdaptHealth Corporation
a
692,265
13,103 Addus HomeCare Corporation
a
1,546,023
Shares Common Stock  99.7% Value
Health Care  10.6% - continued
172,156 ADMA Biologics, Inc.
a
$ 2,523,807
119,093 Alkermes plc
a
3,572,790
27,648 AMN Healthcare Services, Inc.
a
535,265
25,828 Amphastar Pharmaceuticals, Inc.
a
688,316
12,468 ANI Pharmaceuticals, Inc.
a
1,142,069
49,909 Arcus Biosciences, Inc.
a
678,762
99,744 Arrowhead Research Corporation
a
3,440,171
29,955 Artivion, Inc.
a
1,268,295
30,977 Astrana Health, Inc.
a
878,198
33,476 Avanos Medical, Inc.
a
386,983
29,433 Azenta, Inc.
a
845,316
27,994 BioLife Solutions, Inc.
a
714,127
82,999 Catalyst Pharmaceuticals, Inc.
a
1,635,080
86,909 Certara, Inc.
a
1,062,028
22,727 Collegium Pharmaceutical, Inc.
a
795,218
85,994 Concentra Group Holdings Parent,
Inc. 1,799,854
22,332 CONMED Corporation 1,050,274
67,657 Corcept Therapeutics, Inc.
a
5,622,973
22,581 CorVel Corporation
a
1,748,221
78,934 Cytek Biosciences, Inc.
a
273,901
71,910 Dynavax Technologies
Corporation
a
714,066
42,193 Embecta Corporation 595,343
41,237 Enovis Corporation
a
1,251,131
65,506 Fortrea Holdings, Inc.
a
551,560
41,374 Glaukos Corporation
a
3,374,050
28,639 Harmony Biosciences Holdings,
Inc.
a
789,291
17,107 HealthStream, Inc. 483,102
17,809 ICU Medical, Inc.
a
2,136,368
43,192 Innoviva, Inc.
a
788,254
19,415 Inspire Medical Systems, Inc.
a
1,440,593
25,275 Integer Holdings Corporation
a
2,611,666
48,338 Integra LifeSciences Holdings
Corporation
a
692,684
18,584 Krystal Biotech, Inc.
a
3,280,633
15,025 LeMaitre Vascular, Inc. 1,314,838
14,138 Ligand Pharmaceuticals, Inc.
a
2,504,405
42,722 Merit Medical Systems, Inc.
a
3,555,752
67,126 Myriad Genetics, Inc.
a
485,321
8,946 National HealthCare Corporation 1,087,028
156,699 Neogen Corporation
a
894,751
93,194 NeoGenomics, Inc.
a
719,458
6,287 OmniAb, Inc., 12.5 Earnout
Share
a,c
1
6,287 OmniAb, Inc., 15.0 Earnout
Share
a,c
1
33,138 Omnicell, Inc.
a
1,009,052
187,548 Organon & Company 2,003,013
32,416 Pacira Pharmaceuticals, Inc.
a
835,360
61,602 Pediatrix Medical Group, Inc.
a
1,031,833
14,694 Phibro Animal Health Corporation 594,519
59,404 Premier, Inc. 1,651,431
35,505 Prestige Consumer Healthcare,
Inc.
a
2,215,512
83,229 Privia Health Group, Inc.
a
2,072,402
57,688 Progyny, Inc.
a
1,241,446
42,188 Protagonist Therapeutics, Inc.
a
2,802,549
48,985 QuidelOrtho Corporation
a
1,442,608
49,941 RadNet, Inc.
a
3,806,004
70,493 Sarepta Therapeutics, Inc.
a
1,358,400
40,447 Schrodinger, Inc./United States
a
811,367
79,610 Select Medical Holdings
Corporation 1,022,192
35,749 STAAR Surgical Company
a
960,576

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  99.7% Value
Health Care  10.6% - continued
40,453 Supernus Pharmaceuticals, Inc.
a
$ 1,933,249
48,746 Tandem Diabetes Care, Inc.
a
591,776
31,882 Teleflex, Inc. 3,901,081
97,886 TG Therapeutics, Inc.
a
3,536,132
24,594 TransMedics Group, Inc.
a
2,759,447
10,969 U.S. Physical Therapy, Inc. 931,817
5,563 UFP Technologies, Inc.
a
1,110,375
56,756 Veracyte, Inc.
a
1,948,433
36,403 Vericel Corporation
a
1,145,602
68,149 Vir Biotechnology, Inc.
a
389,131
82,963 Waystar Holding Corporation
a
3,145,957
51,455 Xencor, Inc.
a
603,567
Total 112,596,696
Industrials  17.7%
25,559 AAR Corporation
a
2,291,876
44,915 ABM Industries, Inc. 2,071,480
75,793 Air Lease Corporation 4,824,224
7,776 Alamo Group, Inc. 1,484,438
21,282 Albany International Corporation 1,134,331
9,728 Allegiant Travel Company 591,171
110,594 Amentum Holdings, Inc.
a
2,648,726
10,503 American Woodmark Corporation
a
701,180
15,532 Apogee Enterprises, Inc. 676,729
16,396 ArcBest Corporation 1,145,589
35,383 Arcosa, Inc. 3,315,741
31,208 Armstrong World Industries, Inc. 6,117,080
16,503 Astec Industries, Inc. 794,289
21,653 AZZ, Inc. 2,362,992
26,936 Boise Cascade Company 2,082,692
31,582 Brady Corporation 2,464,343
77,236 CoreCivic, Inc.
a
1,571,753
19,776 CSG Systems International, Inc. 1,273,179
12,121 CSW Industrials, Inc. 2,942,373
32,381 Deluxe Corporation 626,896
77,271 DNOW, Inc.
a
1,178,383
9,171 DXP Enterprises, Inc.
a
1,091,991
20,867 Dycom Industries, Inc.
a
6,088,156
38,912 Enerpac Tool Group Corporation 1,595,392
15,189 EnPro, Inc. 3,432,714
58,182 Enviri Corporation
a
738,330
18,631 ESCO Technologies, Inc. 3,933,190
36,798 Everus Construction Group, Inc.
a
3,155,428
43,857 Federal Signal Corporation 5,218,544
15,772 Forward Air Corporation
a
404,394
27,600 Franklin Electric Company, Inc. 2,627,520
185,829 Gates Industrial Corporation plc
a
4,612,276
100,143 GEO Group, Inc.
a
2,051,930
21,291 Gibraltar Industries, Inc.
a
1,337,075
31,589 Granite Construction, Inc. 3,463,734
22,281 Greenbrier Companies, Inc. 1,028,714
28,215 Griffon Corporation 2,148,572
143,832 Hayward Holdings, Inc.
a
2,174,740
52,241 Healthcare Services Group, Inc.
a
879,216
32,948 Heartland Express, Inc. 276,104
14,960 Heidrick & Struggles International,
Inc. 744,559
89,684 Hertz Global Holdings, Inc.
a,b
609,851
50,848 Hillenbrand, Inc. 1,374,930
33,070 HNI Corporation 1,549,329
43,751 Hub Group, Inc. 1,506,784
14,003 Insteel Industries, Inc. 536,875
42,104 Interface, Inc. 1,218,490
37,493 JBT Marel Corporation 5,265,892
209,887 JetBlue Airways Corporation
a
1,032,644
Shares Common Stock  99.7% Value
Industrials  17.7% - continued
8,496 Kadant, Inc. $ 2,528,240
54,845 Kennametal, Inc. 1,147,906
37,751 Korn Ferry 2,641,815
7,836 Lindsay Corporation 1,101,428
17,127 Liquidity Services, Inc.
a
469,794
33,396 ManpowerGroup, Inc. 1,265,708
41,756 Marten Transport, Ltd. 445,119
91,428 Masterbrand, Inc.
a
1,204,107
22,934 Matson, Inc. 2,261,063
38,038 Mercury Systems, Inc.
a
2,944,141
48,918 MillerKnoll, Inc. 867,805
20,506 Moog, Inc. 4,258,481
112,755 Mueller Water Products, Inc. 2,877,508
11,199 MYR Group, Inc.
a
2,329,728
3,817 National Presto Industries, Inc. 428,077
76,691 OPENLANE, Inc.
a
2,207,167
114,241 Pitney Bowes, Inc. 1,303,490
6,791 Powell Industries, Inc. 2,069,965
17,224 Proto Labs, Inc.
a
861,717
32,981 Quanex Building Products
Corporation 468,990
98,737 Resideo Technologies, Inc.
a
4,263,464
72,130 Robert Half, Inc. 2,450,977
44,184 Rush Enterprises, Inc. 2,362,518
118,305 RXO, Inc.
a
1,819,531
35,931 Schneider National, Inc. 760,300
29,130 SkyWest, Inc.
a
2,931,061
35,637 SPX Technologies, Inc.
a
6,656,279
8,706 Standex International Corporation 1,844,801
21,946 Sterling Construction Company,
Inc.
a
7,454,617
38,464 Sun Country Airlines Holdings,
Inc.
a
454,260
166,458 Sunrun, Inc.
a
2,878,059
13,324 Tennant Company 1,080,043
34,572 Titan International, Inc.
a
261,364
58,318 Trinity Industries, Inc. 1,635,237
10,816 UniFirst Corporation/MA 1,808,327
115,098 Verra Mobility Corporation
a
2,842,921
80,847 Vestis Corporation 366,237
16,517 Vicor Corporation
a
821,225
43,163 Werner Enterprises, Inc. 1,136,050
131,355 WillScot Holdings Corporation 2,772,904
22,645 Worthington Enterprises, Inc. 1,256,571
107,581 Zurn Elkay Water Solutions
Corporation 5,059,534
Total 188,995,368
Information Technology  14.9%
52,053 A10 Networks, Inc. 944,762
74,446 ACI Worldwide, Inc.
a
3,928,515
37,984 ACM Research, Inc.
a
1,486,314
78,902 Adeia, Inc. 1,325,554
27,166 Advanced Energy Industries, Inc. 4,622,023
18,304 Agilysys, Inc.
a
1,926,496
36,003 Alarm.com Holdings, Inc.
a
1,911,039
17,820 Alpha and Omega Semiconductor,
Ltd.
a
498,247
75,297 Arlo Technologies, Inc.
a
1,276,284
22,667 Axcelis Technologies, Inc.
a
2,213,206
21,260 Badger Meter, Inc. 3,796,611
25,907 Benchmark Electronics, Inc. 998,715
37,504 BlackLine, Inc.
a
1,991,462
104,472 Box, Inc.
a
3,371,311
42,872 Calix, Inc.
a
2,631,055

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  99.7% Value
Information Technology  14.9% - continued
17,229 CEVA, Inc.
a
$ 455,018
202,782 CleanSpark, Inc.
a
2,940,339
62,585 Clear Secure, Inc. 2,089,087
33,678 Cohu, Inc.
a
684,674
33,659 Corsair Gaming, Inc.
a
300,238
21,266 CTS Corporation 849,364
26,781 Digi International, Inc.
a
976,435
49,258 DigitalOcean Holdings, Inc.
a
1,682,653
33,505 Diodes, Inc.
a
1,782,801
129,136 DXC Technology Company
a
1,760,124
94,328 Enphase Energy, Inc.
a
3,338,268
19,021 ePlus, Inc. 1,350,681
95,275 Extreme Networks, Inc.
a
1,967,429
55,632 FormFactor, Inc.
a
2,026,117
47,645 Grid Dynamics Holdings, Inc.
a
367,343
82,070 Harmonic, Inc.
a
835,473
24,765 Ichor Holdings, Ltd.
a
433,883
18,678 Impinj, Inc.
a
3,376,048
22,704 Insight Enterprises, Inc.
a
2,574,861
18,614 InterDigital, Inc.
b
6,426,111
32,982 Itron, Inc.
a
4,108,238
61,962 Knowles Corporation
a
1,444,334
37,620 Kulicke and Soffa Industries, Inc. 1,528,877
47,330 LiveRamp Holding, Inc.
a
1,284,536
267,260 MARA Holdings, Inc.
a,b
4,880,168
59,053 MaxLinear, Inc.
a
949,572
176,896 Mirion Technologies, Inc.
a
4,114,601
53,991 N-able, Inc./US
a
421,130
99,726 NCR Voyix Corporation
a
1,251,561
49,260 NetScout Systems, Inc.
a
1,272,386
11,385 OSI Systems, Inc.
a
2,837,597
8,242 PC Connection, Inc. 510,922
23,078 PDF Solutions, Inc.
a
595,874
34,401 Penguin Solutions, Inc.
a
904,058
43,395 Photronics, Inc.
a
995,915
19,469 Plexus Corporation
a
2,816,970
31,099 Progress Software Corporation 1,366,179
45,048 Q2 Holdings, Inc.
a
3,261,025
60,828 Qorvo, Inc.
a
5,540,214
81,333 Ralliant Corporation 3,556,692
12,159 Rogers Corporation
a
978,313
99,583 SanDisk Corporation/DE
a
11,173,213
38,441 Sanmina Corporation
a
4,424,944
14,997 ScanSource, Inc.
a
659,718
62,502 Semtech Corporation
a
4,465,768
15,758 SiTime Corporation
a
4,748,043
42,835 SolarEdge Technologies, Inc.
a
1,584,895
87,586 Sprinklr, Inc.
a
676,164
27,349 SPS Commerce, Inc.
a
2,848,125
68,175 Teradata Corporation
a
1,466,444
74,533 TTM Technologies, Inc.
a
4,293,101
32,713 Ultra Clean Holdings, Inc.
a
891,429
43,403 Veeco Instruments, Inc.
a
1,320,753
96,862 ViaSat, Inc.
a
2,838,057
161,057 Viavi Solutions, Inc.
a
2,043,813
89,089 Vishay Intertechnology, Inc. 1,363,062
Total 158,555,232
Materials  4.9%
19,366 AdvanSix, Inc. 375,313
7,911 Alpha Metallurgical Resources,
Inc.
a
1,298,116
23,414 Balchem Corporation 3,513,505
79,000 Celanese Corporation 3,324,320
38,382 Century Aluminum Company
a
1,126,896
Shares Common Stock  99.7% Value
Materials  4.9% - continued
107,997 Chemours Company $ 1,710,672
163,852 Element Solutions, Inc. 4,124,155
90,115 FMC Corporation 3,030,567
38,931 H.B. Fuller Company 2,307,830
15,061 Hawkins, Inc. 2,751,946
477,021 Hecla Mining Company 5,771,954
26,308 Ingevity Corporation
a
1,451,939
17,915 Innospec, Inc. 1,382,321
11,562 Kaiser Aluminum Corporation 892,124
14,224 Koppers Holdings, Inc. 398,272
14,953 Materion Corporation 1,806,472
25,950 Metallus, Inc.
a
428,953
22,636 Minerals Technologies, Inc. 1,406,148
111,153 O-I Glass, Inc.
a
1,441,654
9,914 Quaker Chemical Corporation 1,306,169
106,119 Sealed Air Corporation 3,751,307
30,636 Sensient Technologies Corporation 2,875,189
15,500 Stepan Company 739,350
61,081 SunCoke Energy, Inc. 498,421
24,466 Sylvamo Corporation 1,081,887
37,925 Warrior Met Coal, Inc. 2,413,547
23,489 Worthington Steel, Inc. 713,831
Total 51,922,858
Real Estate  7.2%
94,517 Acadia Realty Trust 1,904,518
52,486 Alexander & Baldwin, Inc. 954,720
34,070 American Assets Trust, Inc. 692,302
159,004 Apple Hospitality REIT, Inc. 1,909,638
57,829 Armada Hoffler Properties, Inc. 405,381
125,312 Brandywine Realty Trust 522,551
158,931 CareTrust REIT, Inc. 5,511,727
12,089 Centerspace 712,042
69,833 Curbline Properties Corporation 1,557,276
167,031 Cushman and Wakefield plc
a
2,659,134
147,861 DiamondRock Hospitality
Company 1,176,974
120,801 Douglas Emmett, Inc. 1,880,872
31,052 Easterly Government Properties,
Inc. 712,022
63,602 Elme Communities 1,072,330
142,944 Essential Properties Realty Trust,
Inc. 4,254,013
64,656 eXp World Holdings, Inc. 689,233
75,364 Four Corners Property Trust, Inc. 1,838,882
37,562 Getty Realty Corporation 1,007,788
143,362 Global Net Lease, Inc. 1,165,533
77,967 Highwoods Properties, Inc. 2,480,910
20,217 Innovative Industrial Properties,
Inc. 1,083,227
44,530 JBG SMITH Properties 990,792
86,552 Kennedy-Wilson Holdings, Inc. 720,113
33,136 LTC Properties, Inc. 1,221,393
213,389 LXP Industrial Trust 1,911,965
182,343 Macerich Company 3,318,643
17,437 Marcus and Millichap, Inc. 511,776
355,595 Medical Properties Trust, Inc. 1,802,867
86,762 Millrose Properties, Inc. 2,916,071
15,737 NexPoint Residential Trust, Inc. 507,046
104,958 Outfront Media, Inc. 1,922,831
85,543 Pebblebrook Hotel Trust 974,335
90,612 Phillips Edison and Company, Inc. 3,110,710
45,450 Ryman Hospitality Properties 4,071,865
33,131 Safehold, Inc. 513,199
8,965 Saul Centers, Inc. 285,715

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

/
Shares Common Stock  99.7% Value
Real Estate  7.2% - continued
37,835 SITE Centers Corporation $ 340,893
51,238 SL Green Realty Corporation 3,064,545
28,826 St. Joe Company 1,426,310
76,388 Summit Hotel Properties, Inc. 419,370
137,050 Sunstone Hotel Investors, Inc. 1,284,159
81,647 Tanger, Inc. 2,762,934
74,525 Terreno Realty Corporation 4,229,294
9,208 Universal Health Realty Income
Trust 360,677
90,750 Urban Edge Properties 1,857,653
58,591 Veris Residential, Inc. 890,583
32,389 Whitestone REIT 397,737
69,099 Xenia Hotels & Resorts, Inc. 948,038
Total 76,952,587
Utilities  2.1%
27,782 American States Water Company 2,036,976
58,516 Avista Corporation 2,212,490
42,984 California Water Service Group 1,972,536
16,985 Chesapeake Utilities Corporation 2,287,710
24,972 Clearway Energy, Inc., Class A 672,496
60,069 Clearway Energy, Inc., Class C 1,696,949
23,675 H2O America 1,152,972
147,411 MDU Resources Group, Inc. 2,625,390
26,363 MGE Energy, Inc. 2,219,237
12,998 Middlesex Water Company 703,452
29,534 Northwest Natural Holding
Company 1,326,963
30,232 Otter Tail Corporation 2,478,117
12,759 Unitil Corporation 610,646
Total 21,995,934
Total Common Stock
(cost $781,069,226) 1,062,129,505
Shares
Collateral Held for Securities
Loaned 1.9% Value
20,019,865 Thrivent Cash Management Trust 20,019,865
Total Collateral Held for
Securities Loaned
(cost $20,019,865) 20,019,865
Shares
Registered Investment
Companies   0.1% Value
U.S. Unaffiliated   <0.1%
9,986 iShares Core S&P Small-Cap ETF 1,186,636
Total 1,186,636
Total Registered Investment
Companies (cost $1,005,642) 1,186,636
Shares or
Principal
Amount Short-Term Investments 0.2% Value
Federal Home Loan Bank Discount
Notes
300,000 4.150%, 11/19/2025
d,e
298,404
Shares or
Principal
Amount Short-Term Investments  0.2% Value
State Street Institutional U.S.
Government Money Market
Fund
1,329,398 4.090%
d
$ 1,329,398
Total Short-Term Investments
(cost $1,627,703) 1,627,802
Total Investments (cost
$803,722,436) 101.9% $1,084,963,808
Other Assets and Liabilities, Net
(1.9%) (19,716,888)
Total Net Assets 100.0% $1,065,246,920
a Non-income producing security.
b All or a portion of the security is on loan.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d The interest rate shown reflects the yield.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of September 30, 2025:
Securities Lending Transactions
Common Stock $ 18,335,775
Total lending $18,335,775
Gross amount payable upon return of
collateral for securities loaned $20,019,865
Net amounts due to counterparty $1,684,090
Definitions:
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Small Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 30,809,187 30,809,187 – –
Consumer Discretionary 143,587,781 143,587,781 – –
Consumer Staples 27,094,580 27,094,580 – –
Energy 46,704,917 46,704,917 – –
Financials 202,914,365 202,914,365 – –
Health Care 112,596,696 112,596,694 – 2
Industrials 188,995,368 188,995,368 – –
Information Technology 158,555,232 158,555,232 – –
Materials 51,922,858 51,922,858 – –
Real Estate 76,952,587 76,952,587 – –
Utilities 21,995,934 21,995,934 – –
Registered Investment Companies
U.S. Unaffiliated 1,186,636 1,186,636 – –
Short-Term Investments 1,627,802 1,329,398 298,404 –
Subtotal Investments in Securities $1,064,943,943 $1,064,645,537 $298,404 $2
Other Investments  * Total
Collateral Held for Securities Loaned 20,019,865
Subtotal Other Investments $20,019,865
Total Investments at Value $1,084,963,808
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Small Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 13,940 13,940 – –
Total Asset Derivatives $13,940 $13,940 $– $–
The following table presents Small Cap Index Portfolio's futures contracts held as of September 30, 2025. Investments and/or cash totaling
$298,404 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 20 December 2025 $ 2,441,560 $ 13,940
Total Futures Long Contracts $ 2,441,560 $ 13,940
Total Futures Contracts $ 2,441,560 $13,940

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
9/30/2025
Shares Held at
9/30/2025
% of Net
Assets
9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $303 $6,337 $6,640 $– – –
Total Affiliated Short-Term Investments 303 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 19,401 173,311 172,692 20,020 20,020 1.9%
Total Collateral Held for Securities Loaned 19,401 20,020 1.9
Total Value $19,704 $20,020
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $– $– $ – $5
Total Income/Non Cash Income from Affiliated
Investments $5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 49
Total Affiliated Income from Securities Loaned, Net $49
Total Value $– $– $ –

Small Cap Stock Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 96.1% Value
Consumer Discretionary  11.6%
174,805 Advance Auto Parts, Inc. $ 10,733,027
68,086 Boot Barn Holdings, Inc.
a
11,283,212
181,274 Build-A-Bear Workshop, Inc. 11,820,877
20,335 Group 1 Automotive, Inc. 8,896,766
304,521 La-Z-Boy, Inc. 10,451,161
89,294 Modine Manufacturing Company
a
12,694,035
163,644 SharkNinja, Inc.
a
16,879,879
117,752 Universal Technical Institute, Inc.
a
3,832,827
36,051 Wingstop, Inc. 9,073,316
139,983 Wyndham Hotels & Resorts, Inc. 11,184,642
Total 106,849,742
Consumer Staples  5.1%
60,474 J & J Snack Foods Corporation 5,810,947
214,805 John B. Sanfilippo & Son, Inc. 13,807,665
72,722 Marzetti Company 12,565,634
146,214 Turning Point Brands, Inc. 14,454,716
Total 46,638,962
Energy  3.2%
71,165 Expand Energy Corporation 7,560,570
211,828 Matador Resources Company 9,517,432
319,649 TechnipFMC plc 12,610,153
Total 29,688,155
Financials  18.0%
259,918 Ally Financial, Inc. 10,188,786
269,703 Atlantic Union Bankshares
Corporation 9,517,819
223,207 Bank of N.T. Butterfield & Son, Ltd. 9,580,044
495,833 Bridgewater Bancshares, Inc.
a
8,726,661
271,686 Donnelley Financial Solutions, Inc.
a
13,972,811
170,092 Enterprise Financial Services
Corporation 9,861,934
81,870 Federal Agricultural Mortgage
Corporation 13,752,523
255,398 Glacier Bancorp, Inc. 12,430,221
64,650 Houlihan Lokey, Inc. 13,273,938
452,376 Old National Bancorp 9,929,653
379,632 Old Republic International
Corporation 16,122,971
201,919 RLI Corporation 13,169,157
253,239 Triumph Financial, Inc.
a
12,672,079
92,899 Wintrust Financial Corporation 12,303,544
Total 165,502,141
Health Care  13.3%
732,475 ADMA Biologics, Inc.
a
10,738,083
581,652 Concentra Group Holdings Parent,
Inc. 12,173,976
63,912 CorVel Corporation
a
4,948,067
122,109 Encompass Health Corporation 15,510,285
19,616 Medpace Holdings, Inc.
a
10,085,763
112,734 Merit Medical Systems, Inc.
a
9,382,851
59,227 Penumbra, Inc.
a
15,003,384
409,876 Progyny, Inc.
a
8,820,532
86,938 Repligen Corporation
a
11,621,002
470,048 Stevanato Group SPA
b
12,103,736
254,216 Twist Bioscience Corporation
a
7,153,638
80,132 Viemed Healthcare, Inc.
a
544,096
120,926 Waystar Holding Corporation
a
4,585,514
Total 122,670,927
Shares Common Stock  96.1% Value
Industrials  18.5%
299,553 Badger Infrastructure Solutions,
Ltd. $ 13,211,585
379,477 Barrett Business Services, Inc. 16,818,421
96,898 BWX Technologies, Inc. 17,865,084
180,468 Enerpac Tool Group Corporation 7,399,188
625,560 Gates Industrial Corporation plc
a
15,526,399
336,268 Helios Technologies, Inc. 17,529,651
16,195 ICF International, Inc. 1,502,896
26,970 IES Holdings, Inc.
a
10,724,620
221,239 Knight-Swift Transportation
Holdings, Inc. 8,741,153
168,187 Korn Ferry 11,769,726
112,597 Limbach Holdings, Inc.
a
10,935,421
71,167 Moog, Inc. 14,779,251
124,756 Schneider National, Inc. 2,639,837
194,546 Trex Company, Inc.
a
10,052,192
110,298 UFP Industries, Inc. 10,311,760
Total 169,807,184
Information Technology  13.4%
207,750 CompoSecure, Inc. 4,325,355
262,113 Crane NXT Company 17,579,919
39,084 Fabrinet
a
14,250,808
321,386 JFrog, Ltd.
a
15,211,199
52,200 Littelfuse, Inc. 13,520,322
87,859 Onto Innovation, Inc.
a
11,353,140
390,100 Pegasystems, Inc. 22,430,750
58,162 Plexus Corporation
a
8,415,460
9,307 Silicon Laboratories, Inc.
a
1,220,427
251,120 TTM Technologies, Inc.
a
14,464,512
Total 122,771,892
Materials  6.1%
371,603 Element Solutions, Inc. 9,353,247
182,606 Greif, Inc. 10,912,535
1,460,738 Ivanhoe Mines, Ltd.
a
15,492,199
299,867 Olin Corporation 7,493,676
190,245 West Fraser Timber Company, Ltd. 12,932,855
Total 56,184,512
Real Estate  3.9%
60,858 Agree Realty Corporation 4,323,352
631,882 Cushman and Wakefield plc
a
10,059,562
289,353 National Storage Affiliates Trust 8,744,248
221,647 Terreno Realty Corporation 12,578,467
Total 35,705,629
Utilities  3.0%
105,940 Northwestern Energy Group, Inc. 6,209,144
219,279 Portland General Electric
Company 9,648,276
142,587 Spire, Inc. 11,623,692
Total 27,481,112
Total Common Stock
(cost $776,059,955) 883,300,256

Small Cap Stock Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies   1.7% Value
U.S. Unaffiliated   1.7%
58,110 iShares Semiconductor ETF
b
$ 15,754,783
Total 15,754,783
Total Registered Investment
Companies (cost $14,367,419) 15,754,783
Shares
Collateral Held for Securities
Loaned 0.9% Value
8,270,750 Thrivent Cash Management Trust 8,270,750
Total Collateral Held for
Securities Loaned
(cost $8,270,750) 8,270,750
Shares or
Principal
Amount Short-Term Investments 2.1% Value
State Street Institutional U.S.
Government Money Market
Fund
19,205,564 4.090%
c
19,205,564
Total Short-Term Investments
(cost $19,205,564) 19,205,564
Total Investments (cost
$817,903,688) 100.8% $926,531,353
Other Assets and Liabilities, Net
(0.8%) (7,564,258)
Total Net Assets 100.0% $918,967,095
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Portfolio as of September 30, 2025:
Securities Lending Transactions
Common Stock $ 8,169,969
Total lending $8,169,969
Gross amount payable upon return of
collateral for securities loaned $8,270,750
Net amounts due to counterparty $100,781
Definitions:
ETF - Exchange Traded Fund
plc - Public Limited Company

Small Cap Stock Portfolio
Schedule of Investments as of September 30, 2025
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2025, in valuing Small Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 106,849,742 106,849,742 – –
Consumer Staples 46,638,962 46,638,962 – –
Energy 29,688,155 29,688,155 – –
Financials 165,502,141 165,502,141 – –
Health Care 122,670,927 122,670,927 – –
Industrials 169,807,184 156,595,599 13,211,585 –
Information Technology 122,771,892 122,771,892 – –
Materials 56,184,512 40,692,313 15,492,199 –
Real Estate 35,705,629 35,705,629 – –
Utilities 27,481,112 27,481,112 – –
Registered Investment Companies
U.S. Unaffiliated 15,754,783 15,754,783 – –
Short-Term Investments 19,205,564 19,205,564 – –
Subtotal Investments in Securities $918,260,603 $889,556,819 $28,703,784 $–
Other Investments  * Total
Collateral Held for Securities Loaned 8,270,750
Subtotal Other Investments $8,270,750
Total Investments at Value $926,531,353
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
9/30/2025
Shares Held at
9/30/2025
% of Net
Assets
9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $31,227 $19,233 $50,460 $– – –
Total Affiliated Short-Term Investments 31,227 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 5,285 116,750 113,764 8,271 8,271 0.9%
Total Collateral Held for Securities Loaned 5,285 8,271 0.9
Total Value $36,512 $8,271
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 9/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.410% $– $– $ – $38
Total Income/Non Cash Income from Affiliated
Investments $38
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 9
Total Affiliated Income from Securities Loaned, Net $9
Total Value $– $– $ –

Notes to Schedule of Investments
as of September 30, 2025
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Portfolios record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Portfolios' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Fund's Board
of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange
cleared swap agreements are valued at the clearinghouse end
of day price. Swap agreements not cleared on exchanges will be valued using the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are
marked-to-market based upon foreign currency exchange rates
provided by the pricing service.  Investments in open-ended
mutual funds are valued at their net asset value at the close of each business day.
Thrivent Money Market seeks to maintain a stable net asset
value of $1.00 per share, pursuant to procedures established by the Board, and generally utilizes the amortized cost method.
Valuing securities held by Money Market on the basis of amortized cost (which approximates market value) involves a constant
amortization of premium or accretion of discount to maturity.
Money Market will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Portfolios' Investment Adviser as the valuation designee, responsible for daily valuation of the Portfolios'
securities.  The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Portfolios’
valuation policies in accordance with Valuation Policies and
Procedures.  The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
Certain Portfolios may invest in funds that invest in private equity securities ("Private Equity Funds"), which are fair valued by the Portfolios pursuant to valuation procedures designed by the
Committee. Private Equity Funds are typically valued at an amount equal to the Net Asset Value (NAV) of a portfolio's investment in the Private Equity Fund when this information is readily available to the portfolio. This is commonly referred to as using the NAV as a practical expedient, which allows for the estimation of the fair value of an investment in an investment company based on the
NAV of the investment company, if it is calculated in a manner consistent with ASC 946. The Committee has determined that
for the Private Equity Funds held by the Portfolios, if the NAV of the Private Equity Fund is not readily available for the daily pricing needs of the Portfolios, the Committee, pursuant to the valuation procedures, will adjust the daily value of the Private Equity Fund via a model utilizing unobservable inputs.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Portfolios.  Examples of such events include trading halts, national news/events, and issuer-specific developments.  If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities.  If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities; typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Portfolios value
certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each

Notes to Schedule of Investments
as of September 30, 2025
(unaudited)

security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale
of securities and income and expenses are translated at the
exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency
contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Foreign Denominated Investments
— Foreign denominated
assets and currency contracts may involve more risks than
domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Portfolios may also invest in securities of companies located in emerging markets. Future economic or political developments could
adversely affect the liquidity or value, or both, of such securities.
Derivative Financial Instruments
— Each of the Portfolios, with
the exception of the Money Market, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter
("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract. A
Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the
Portfolios may enter into an International Swaps and Derivatives
Association, Inc. Master Agreement (“ISDA Master Agreement”)
or similar agreement with derivative contract counterparties.
An ISDA Master Agreement is a bilateral agreement between a
Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master
Agreement, each Portfolio may, under certain circumstances,
offset with the counterparty certain derivatives' payables and/
or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default
(close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency
laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements
in certain situations. Collateral terms are contract specific for
OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master
Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty.

Notes to Schedule of Investments
as of September 30, 2025
(unaudited)

For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the
Schedule of Investments. To the extent amounts due to a Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Portfolios, with the exception of the Money Market,
may buy put and call options and write put and covered call
options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or
interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Portfolio’s exposure
to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the
contract against default. Writing put options tends to increase a
Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-
counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the
Portfolio, the Portfolio receives collateral from the counterparty.
Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the nine months ended September 30, 2025, none of the
Portfolios invested in options.
Futures Contracts
— All Portfolios, with the exception of
the Money Market, may use futures contracts to manage the
exposure to interest rate and market or currency fluctuations.
Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover
open futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the nine months ended September 30, 2025,
Aggressive Allocation, Conservative Allocation, Dynamic
Allocation, Government Bond, Income, Moderate Allocation,
Moderately Aggressive Allocation, Moderately Conservative
Allocation, Multisector Bond, and Short-Term Bond used treasury futures to manage the duration and yield curve exposure of the respective Portfolio versus its benchmark.
During the nine months ended September 30, 2025,
Aggressive Allocation, All Cap, Conservative Allocation, Dynamic
Allocation, Emerging Markets Equity, ESG Index, Global
Stock, International Equity, International Index, Large
Cap Index, Mid Cap Index, Moderate Allocation, Moderately
Aggressive Allocation, Moderately Conservative Allocation, Real
Estate Securities, and Small Cap Index used equity futures to manage exposure to the equities market.
During the nine months ended September 30, 2025, Aggressive
Allocation, Conservative Allocation, Dynamic Allocation, Global
Stock, International Equity, Moderate Allocation, Moderately
Aggressive Allocation, and Moderately Conservative Allocation
used foreign exchange futures to hedge the currency risk.
Foreign Currency Forward Contracts
— In connection with
purchases and sales of securities denominated in foreign
currencies, all Portfolios, with the exception of the Money Market, may enter into foreign currency forward contracts. Additionally, the
Portfolios may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated
investments. These contracts are recorded at value and
the realized- and change in unrealized- foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations.
Foreign currency contracts are valued daily and unrealized
appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These

Notes to Schedule of Investments
as of September 30, 2025
(unaudited)

contracts are over-the-counter and a Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.
During the nine months ended September 30, 2025, none of
the Portfolios invested in foreign currency forward contracts.
Swap Agreements
— All Portfolios, with the exception of the
Money Market, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal.
Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.
The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the
clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the
Statement of Assets and Liabilities and recorded as unrealized gain or loss.  The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap ("CDS") is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a
CDS transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a CDS contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a CDS is said to buy protection whereas a seller of a CDS is said to sell protection.
The Portfolios may be either the protection seller or the protection buyer.
Certain Portfolios enter into credit default derivative contracts directly through CDSs or through credit default swap indices ("CDX
Indices"). CDX indices are static pools of equally weighted CDSs referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any CDX Indices held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Portfolios buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the
Portfolio has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the nine months ended September 30, 2025, Conservative
Allocation, Dynamic Allocation, Moderate Allocation, Moderately
Aggressive Allocation, Moderately Conservative Allocation, and
Multisector Bond used CDX Indices (comprised of CDSs) to help manage credit risk exposure within the Portfolio.
Total Return Swaps
— A total return swap is a swap agreement
between two parties to exchange the total return of a particular reference asset.  A total return swap involves commitments to pay interest in exchange for a marked linked return based on a notional amount.  To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or falls short of the offsetting interest obligation, the Portfolios will

Notes to Schedule of Investments
as of September 30, 2025
(unaudited)

receive a payment from or make a payment to the counterparty.
The Portfolios may take a "long" or "short" position with respect to the underlying referenced asset.
During the nine months ended September 30, 2025, Aggressive
Allocation, Conservative Allocation, Dynamic Allocation, Global
Stock, Moderate Allocation, Moderately Aggressive Allocation,
and Moderately Conservative Allocation used total return swaps to manage exposure to the equities market.
For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Bank Loans (Leveraged Loans)
— Certain Portfolios may invest
in bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Portfolio may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the
sale to not be readily available for a Portfolio to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Portfolio may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be
unfunded. A Portfolio is obligated to fund these commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of Investments and included in Payable for investments purchased on a delayed-delivery basis on the
Statement of Assets and Liabilities.
As of September 30, 2025, the Portfolios have the following
unfunded bank loan commitments:
Private Equity Funds
—  Typically, when a Portfolio invests in a
Private Equity Fund, it makes a commitment to invest a specified amount of capital in the applicable Private Equity Fund. The capital commitment may be drawn by the general partner of the Private
Equity Fund either all at once or through a series of capital calls at the discretion of the general partner. Thus, an unfunded capital commitment represents the portion of the Portfolio’s overall capital commitment that has not yet been called by the general partner.
Unfunded commitments may subject the Portfolio to certain risks.
For example, the Portfolio may be required to: liquidate other portfolio investments, potentially at inopportune times, to obtain the cash needed to satisfy its obligations with respect to a capital call or borrow under a credit facility which may result in additional expenses to the Portfolio. Management recognizes these risks as potentially detrimental to the overall strategy and so the Portfolio will generally maintain with its custodian cash and/or, liquid investments having an aggregate value at least equal to the par value of unfunded capital commitments.
As of September 30, 2025, private equity capital commitments were as follows:
Additional information for the Portfolio's policy regarding
valuation of investments and other significant accounting policies can be obtained by referring to the Portfolio's most recent annual or semiannual shareholder report.
Fund/Borrower
Unfunded Loan
Commitments
Thrivent High Yield Portfolio
Evergreen Acqco 1, LP, Term Loan $1,137,863
Total $1,137,863
Portfolio
Total
Commitments
Unfunded
Commitments
Percent
Funded
Aggressive Allocation $120,000,000 $79,328,601 33.89%
Moderate Allocation 278,500,000 185,288,195 33.47%
Moderately Aggressive
Allocation 226,500,000 150,493,545 33.56%
Moderately Conservative
Allocation 85,000,000 56,044,136 34.07%